UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – March 31, 2013

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2013. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	4,180,008	$41,332,811
ATM Large Cap Portfolio‡	12,560,303	156,893,518
ATM Mid Cap Portfolio‡	913,526	10,073,733
ATM Small Cap Portfolio‡	474,133	6,106,150
EQ/AllianceBernstein Small Cap Growth Portfolio‡	228,063	4,340,719
EQ/BlackRock Basic Value Equity Portfolio‡	1,937,960	31,593,645
EQ/Boston Advisors Equity Income Portfolio‡	4,253,918	27,677,970
EQ/Core Bond Index Portfolio‡	53,754,275	546,071,991
EQ/GAMCO Small Company Value Portfolio‡	213,871	10,068,525
EQ/Global Bond PLUS Portfolio‡	2,472,676	24,222,629
EQ/Global Multi-Sector Equity Portfolio‡	724,506	9,484,902
EQ/Intermediate Government Bond Portfolio‡	73,245,785	761,804,100
EQ/International Core PLUS Portfolio‡	747,374	6,854,815
EQ/International Equity Index Portfolio‡	196,777	1,659,584
EQ/International ETF Portfolio‡ .	490,143	3,232,807
EQ/International Value PLUS Portfolio‡	343,344	3,880,392
EQ/Large Cap Core PLUS Portfolio‡	1,975,606	15,137,786
EQ/Large Cap Growth Index Portfolio‡	1,325,326	14,551,138
EQ/Large Cap Growth PLUS Portfolio‡	1,657,103	33,601,769
EQ/Large Cap Value PLUS Portfolio‡	487,740	5,944,712
EQ/MFS International Growth Portfolio‡	2,947,061	20,333,518
EQ/PIMCO Ultra Short Bond Portfolio‡	28,987,111	289,417,560
Multimanager Core Bond Portfolio‡	5,411,465	55,558,149
Multimanager International Equity Portfolio‡	190,134	2,023,261
Multimanager Large Cap Core Equity Portfolio‡	1,849,193	21,813,847
Multimanager Large Cap Value Portfolio‡	1,118,436	13,056,219
Multimanager Mid Cap Growth Portfolio*‡	340,179	3,784,163
Multimanager Mid Cap Value Portfolio‡	374,974	4,253,579
Multimanager Multi-Sector Bond Portfolio‡	7,233,446	29,365,570
Multimanager Small Cap Growth Portfolio*‡	261,970	2,503,009

Total Investments (99.8%) (Cost $2,017,678,409)	2,156,642,571

Other Assets Less Liabilities (0.2%)		4,561,402

Net Assets (100%)		$2,161,203,973

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The	holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$45,516,779	$184,457	$6,037,417	$41,332,811	$—	$4,214
ATM Large Cap Portfolio	155,826,360	645,599	13,750,927	156,893,518	—	1,394,782
ATM Mid Cap Portfolio	9,242,483	23,057	381,902	10,073,733	—	(1,698)
ATM Small Cap Portfolio	5,771,776	23,057	375,334	6,106,150	—	4,870
EQ/AllianceBernstein Small Cap Growth Portfolio	4,090,562	13,834	213,585	4,340,719	—	14,537
EQ/BlackRock Basic Value Equity Portfolio	29,295,349	69,171	1,042,040	31,593,645	—	98,572
EQ/Boston Advisors Equity Income Portfolio	25,928,994	69,171	1,073,222	27,677,970	—	67,390
EQ/Core Bond Index Portfolio	572,453,338	11,851,826	38,820,093	546,071,991	—	(39,295)
EQ/Davis New York Venture Portfolio	962,188	—	815,548	—	—	249,219
EQ/GAMCO Small Company Value Portfolio	9,361,903	23,057	355,859	10,068,525	—	24,345
EQ/Global Bond PLUS Portfolio	25,857,052	92,229	1,536,444	24,222,629	—	(15,629)
EQ/Global Multi-Sector Equity Portfolio	10,623,526	46,114	1,586,540	9,484,902	—	173,867
EQ/Intermediate Government Bond Portfolio	796,125,550	19,797,168	54,369,862	761,804,100	—	(705)
EQ/International Core PLUS Portfolio	6,959,248	23,057	374,355	6,854,815	—	5,849
EQ/International Equity Index Portfolio	1,621,356	—	—	1,659,584	—	—
EQ/International ETF Portfolio	3,118,662	—	—	3,232,807	—	—
EQ/International Value PLUS Portfolio	3,795,336	—	—	3,880,392	—	—
EQ/Large Cap Core PLUS Portfolio	16,616,579	69,171	3,047,423	15,137,786	—	93,189
EQ/Large Cap Growth Index Portfolio	16,258,074	69,171	2,568,983	14,551,138	—	571,628
EQ/Large Cap Growth PLUS Portfolio	35,234,285	184,457	4,080,224	33,601,769	—	961,408
EQ/Large Cap Value PLUS Portfolio	13,186,826	92,229	6,225,556	5,944,712	—	2,295,259
EQ/MFS International Growth Portfolio	20,882,455	92,229	1,426,680	20,333,518	—	94,135
EQ/PIMCO Ultra Short Bond Portfolio	307,104,383	2,309,852	20,537,815	289,417,560	—	(6,804)
Multimanager Core Bond Portfolio	57,033,233	2,445,193	3,805,424	55,558,149	214,621	(3,385)
Multimanager International Equity Portfolio	2,789,451	23,057	867,545	2,023,261	—	12,658
Multimanager Large Cap Core Equity Portfolio	21,109,758	92,229	1,270,011	21,813,847	—	250,804
Multimanager Large Cap Value Portfolio	18,552,331	92,229	5,353,381	13,056,219	—	2,167,435
Multimanager Mid Cap Growth Portfolio	3,360,620	—	—	3,784,163	—	—
Multimanager Mid Cap Value Portfolio	4,075,230	23,057	366,419	4,253,579	—	13,785
Multimanager Multi-Sector Bond Portfolio	31,353,057	138,343	2,263,107	29,365,570	—	18,117
Multimanager Small Cap Growth Portfolio	2,330,027	9,223	122,504	2,503,009	—	29,577

	$2,256,436,771	$38,502,237	$172,668,200	$2,156,642,571	$214,621	$8,478,124

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,156,642,571	$—	$2,156,642,571

Total Assets	$—	$2,156,642,571	$—	$2,156,642,571

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,156,642,571	$—	$2,156,642,571

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31.2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,502,237
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$181,146,324

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,697,371
Aggregate gross unrealized depreciation	(237,528)

Net unrealized appreciation	$138,459,843

Federal income tax cost of investments	$2,018,182,728

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	9,353,821	$92,492,580
ATM Large Cap Portfolio‡	18,327,329	228,930,717
ATM Mid Cap Portfolio‡	2,728,613	30,089,254
ATM Small Cap Portfolio‡	3,373,609	43,447,224
EQ/AllianceBernstein Small Cap Growth Portfolio*‡	1,392,275	26,499,115
EQ/AXA Franklin Small Cap Value Core Portfolio‡	351,813	4,184,699
EQ/BlackRock Basic Value Equity Portfolio‡	2,596,755	42,333,653
EQ/Boston Advisors Equity Income Portfolio‡	6,479,532	42,158,850
EQ/Core Bond Index Portfolio‡	36,694,947	372,771,889
EQ/GAMCO Small Company Value Portfolio‡	427,958	20,147,242
EQ/Global Bond PLUS Portfolio‡	1,625,016	15,918,855
EQ/Global Multi-Sector Equity Portfolio‡	1,794,199	23,488,823
EQ/Intermediate Government Bond Portfolio‡	50,032,959	520,375,516
EQ/International Core PLUS Portfolio‡	1,364,619	12,516,108
EQ/International Equity Index Portfolio‡	479,269	4,042,069
EQ/International ETF Portfolio‡ .	1,001,680	6,606,726
EQ/International Value PLUS Portfolio‡	787,338	8,898,300
EQ/Large Cap Core PLUS Portfolio‡	3,267,092	25,033,611
EQ/Large Cap Growth Index Portfolio‡	1,906,801	20,935,323
EQ/Large Cap Growth PLUS Portfolio‡	2,459,557	49,873,468
EQ/Large Cap Value PLUS Portfolio‡	1,372,353	16,726,608
EQ/MFS International Growth Portfolio‡	6,064,146	41,840,132
EQ/Mid Cap Index Portfolio‡	393,150	4,217,240
EQ/PIMCO Ultra Short Bond Portfolio‡	19,590,597	195,599,440
EQ/Small Company Index Portfolio‡	332,136	3,614,879
Multimanager Core Bond Portfolio‡	3,919,023	40,235,623
Multimanager International Equity Portfolio‡	631,053	6,715,187
Multimanager Large Cap Core Equity Portfolio‡	2,017,501	23,799,283
Multimanager Large Cap Value Portfolio‡	1,598,410	18,659,271
Multimanager Mid Cap Growth Portfolio*‡	330,329	3,674,594
Multimanager Mid Cap Value Portfolio‡	1,035,786	11,749,611
Multimanager Multi-Sector Bond Portfolio‡	4,911,227	19,938,076
Multimanager Small Cap Growth Portfolio*‡	303,288	2,897,789
Multimanager Small Cap Value Portfolio‡	238,696	3,115,699

Total Investments (100.0%) (Cost $1,768,341,705)		1,983,527,454
Other Assets Less Liabilities (0.0%)		856,541

Net Assets (100%)		$1,984,383,995

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$98,322,391	$422,401	$9,952,916	$92,492,580	$—	$(117,699)
ATM Large Cap Portfolio	218,406,983	950,403	11,705,571	228,930,717	—	923,668
ATM Mid Cap Portfolio	29,228,827	105,600	2,884,852	30,089,254	—	73,952
ATM Small Cap Portfolio	39,813,006	147,842	1,337,799	43,447,224	—	4,527
EQ/AllianceBernstein Small Cap Growth Portfolio	24,388,497	84,480	726,954	26,499,115	—	40,090
EQ/AXA Franklin Small Cap Value Core Portfolio	4,084,205	42,240	236,367	4,184,699	—	147,155
EQ/BlackRock Basic Value Equity Portfolio	38,710,835	105,600	888,869	42,333,653	—	69,935
EQ/Boston Advisors Equity Income Portfolio	38,761,855	105,600	909,350	42,158,850	—	49,454
EQ/Core Bond Index Portfolio	372,998,104	14,126,245	14,770,929	372,771,889	—	(5,342)
EQ/Davis New York Venture Portfolio	721,641	—	611,661	—	—	186,914
EQ/GAMCO Small Company Value Portfolio	18,383,816	42,240	360,071	20,147,242	—	23,450
EQ/Global Bond PLUS Portfolio	16,563,496	63,360	577,926	15,918,855	—	(2,643)
EQ/Global Multi-Sector Equity Portfolio	28,804,427	105,600	6,433,751	23,488,823	—	525,053
EQ/Intermediate Government Bond Portfolio	517,403,870	23,259,847	20,518,385	520,375,516	—	28
EQ/International Core PLUS Portfolio	12,888,276	42,240	862,513	12,516,108	—	21,009
EQ/International Equity Index Portfolio	4,115,535	21,120	191,507	4,042,069	—	254
EQ/International ETF Portfolio	7,685,921	42,240	1,407,185	6,606,726	—	(23,664)
EQ/International Value PLUS Portfolio	9,359,030	21,120	678,560	8,898,300	—	13,201
EQ/Large Cap Core PLUS Portfolio	23,260,569	84,480	736,614	25,033,611	—	30,430
EQ/Large Cap Growth Index Portfolio	20,110,554	126,721	810,190	20,935,323	—	340,376
EQ/Large Cap Growth PLUS Portfolio	47,503,483	274,561	1,979,538	49,873,468	—	513,353
EQ/Large Cap Value PLUS Portfolio	24,101,532	147,841	6,563,774	16,726,608	—	3,278,552
EQ/MFS International Growth Portfolio	41,442,593	168,961	1,474,178	41,840,132	—	59,909
EQ/Mid Cap Index Portfolio	3,721,208	—	—	4,217,240	—	—
EQ/PIMCO Ultra Short Bond Portfolio	198,942,568	4,164,498	7,862,194	195,599,440	—	1
EQ/Small Company Index Portfolio	3,224,973	—	—	3,614,879	—	—
Multimanager Core Bond Portfolio	37,512,991	4,318,399	1,535,454	40,235,623	149,438	(1,367)
Multimanager International Equity Portfolio	7,641,646	21,120	1,212,526	6,715,187	—	(20,765)
Multimanager Large Cap Core Equity Portfolio	22,526,682	126,720	1,049,433	23,799,283	—	101,133
Multimanager Large Cap Value Portfolio	27,541,963	126,721	9,199,101	18,659,271	—	2,451,465

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
Multimanager Mid Cap Growth Portfolio	$3,263,315	$—	$—	$3,674,594	$—	$—
Multimanager Mid Cap Value Portfolio	10,499,843	21,120	169,006	11,749,611	—	22,753
Multimanager Multi-Sector Bond Portfolio	20,515,130	84,480	763,181	19,938,076	—	3,862
Multimanager Small Cap Growth Portfolio	2,702,564	21,120	148,880	2,897,789	—	42,881
Multimanager Small Cap Value Portfolio	2,874,496	21,120	171,252	3,115,699	—	20,509

	$1,978,026,825	$49,396,040	$108,730,487	$1,983,527,454	$149,438	$8,772,434

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,983,527,454	$—	$1,983,527,454

Total Assets	$—	$1,983,527,454	$—	$1,983,527,454

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,983,527,454	$—	$1,983,527,454

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,396,040
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$117,502,921

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,544,009
Aggregate gross unrealized depreciation	(12,137,453)

Net unrealized appreciation	$214,406,556

Federal income tax cost of investments	$1,769,120,898

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	72,704,800	$718,920,571
ATM Large Cap Portfolio‡	104,017,686	1,299,307,907
ATM Mid Cap Portfolio‡	13,646,164	150,480,421
ATM Small Cap Portfolio‡	25,667,906	330,565,621
EQ/AllianceBernstein Small Cap Growth Portfolio‡	12,472,680	237,392,022
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,454,800	52,988,381
EQ/BlackRock Basic Value Equity Portfolio‡	13,052,175	212,783,392
EQ/Boston Advisors Equity Income Portfolio‡	31,424,289	204,461,050
EQ/Core Bond Index Portfolio‡	158,631,381	1,611,483,998
EQ/GAMCO Small Company Value Portfolio‡	3,297,479	155,237,284
EQ/Global Bond PLUS Portfolio‡	7,144,534	69,988,717
EQ/Global Multi-Sector Equity Portfolio‡	13,812,803	180,830,822
EQ/Intermediate Government Bond Portfolio‡	216,095,761	2,247,537,342
EQ/International Core PLUS Portfolio‡	11,388,529	104,454,081
EQ/International Equity Index Portfolio‡	2,138,350	18,034,447
EQ/International ETF Portfolio‡	9,978,874	65,817,098
EQ/International Value PLUS Portfolio‡	6,335,780	71,605,431
EQ/Large Cap Core PLUS Portfolio‡	17,948,223	137,525,615
EQ/Large Cap Growth Index Portfolio‡	9,134,303	100,288,149
EQ/Large Cap Growth PLUS Portfolio‡	15,796,474	320,311,724
EQ/Large Cap Value PLUS Portfolio‡	11,317,561	137,941,519
EQ/MFS International Growth Portfolio‡	45,147,740	311,501,001
EQ/Mid Cap Index Portfolio‡	1,200,117	12,873,418
EQ/PIMCO Ultra Short Bond Portfolio‡	85,217,309	850,839,738
EQ/Small Company Index Portfolio‡	2,007,917	21,853,650
Multimanager Core Bond Portfolio‡	15,802,174	162,236,954
Multimanager International Equity Portfolio‡	7,449,642	79,273,401
Multimanager Large Cap Core Equity Portfolio‡	9,579,935	113,008,898
Multimanager Large Cap Value Portfolio‡	12,438,731	145,205,310
Multimanager Mid Cap Growth Portfolio*‡	1,397,415	15,544,896
Multimanager Mid Cap Value Portfolio‡	4,245,081	48,154,770
Multimanager Multi-Sector Bond Portfolio‡	21,382,146	86,804,952
Multimanager Small Cap Growth Portfolio*‡	4,914,325	46,954,285
Multimanager Small Cap Value Portfolio‡	1,439,483	18,789,596

Total Investments (100.0%) (Cost $9,086,343,081)		10,340,996,461
Other Assets Less Liabilities (0.0%)		1,027,551

Net Assets (100%)		$10,342,024,012

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$764,017,023	$521,653	$74,229,500	$718,920,571	$—	$(906,166)
ATM Large Cap Portfolio	1,238,552,396	852,034	60,776,453	1,299,307,907	—	4,884,993
ATM Mid Cap Portfolio	141,510,718	104,331	9,038,265	150,480,421	—	226,402
ATM Small Cap Portfolio	300,343,915	208,661	6,511,180	330,565,621	—	18,154
EQ/AllianceBernstein Small Cap Growth Portfolio	215,727,493	104,331	3,076,604	237,392,022	—	188,063
EQ/AXA Franklin Small Cap Value Core Portfolio	49,153,627	52,165	1,434,376	52,988,381	—	197,958
EQ/BlackRock Basic Value Equity Portfolio	193,527,869	104,331	3,060,775	212,783,392	—	203,892
EQ/Boston Advisors Equity Income Portfolio	186,575,200	86,942	2,571,540	204,461,050	—	149,016
EQ/Core Bond Index Portfolio	1,569,797,254	74,095,472	34,289,077	1,611,483,998	—	(10,074)
EQ/Davis New York Venture Portfolio	5,532,581	—	4,689,401	—	—	1,433,009
EQ/GAMCO Small Company Value Portfolio	141,164,507	69,554	2,035,154	155,237,284	—	141,291
EQ/Global Bond PLUS Portfolio	70,144,290	2,052,165	1,636,719	69,988,717	—	(4,386)
EQ/Global Multi-Sector Equity Portfolio	185,221,280	121,719	15,956,887	180,830,822	—	(1,148,109)
EQ/Intermediate Government Bond Portfolio	2,192,820,418	101,530,183	47,882,197	2,247,537,342	—	(416)
EQ/International Core PLUS Portfolio	104,243,065	52,165	3,657,526	104,454,081	—	(25,193)
EQ/International Equity Index Portfolio	18,648,928	34,777	836,158	18,034,447	—	252,065
EQ/International ETF Portfolio	67,972,172	52,165	4,618,248	65,817,098	—	14,086
EQ/International Value PLUS Portfolio	73,022,013	34,777	2,802,720	71,605,431	—	285,503
EQ/Large Cap Core PLUS Portfolio	126,735,084	86,942	2,574,143	137,525,615	—	146,413
EQ/Large Cap Growth Index Portfolio	95,179,163	121,719	2,334,515	100,288,149	—	1,474,263
EQ/Large Cap Growth PLUS Portfolio	298,562,879	243,438	5,796,399	320,311,724	—	1,821,157
EQ/Large Cap Value PLUS Portfolio	159,927,658	139,108	22,695,882	137,941,519	—	16,657,006
EQ/MFS International Growth Portfolio	304,293,194	191,273	5,651,672	311,501,001	—	333,551
EQ/Mid Cap Index Portfolio	11,359,247	—	—	12,873,418	—	—
EQ/PIMCO Ultra Short Bond Portfolio	833,583,300	33,696,230	17,950,901	850,839,738	—	4,767
EQ/Small Company Index Portfolio	19,496,482	—	—	21,853,650	—	—
Multimanager Core Bond Portfolio	161,622,895	4,750,577	3,808,377	162,236,954	628,858	401
Multimanager International Equity Portfolio	97,117,723	34,777	21,351,913	79,273,401	—	(263,691)
Multimanager Large Cap Core Equity Portfolio	105,860,362	121,719	3,735,835	113,008,898	—	72,943
Multimanager Large Cap Value Portfolio	170,605,603	121,719	43,894,014	145,205,310	—	(85,236)
Multimanager Mid Cap Growth Portfolio	13,805,033	—	—	15,544,896	—	—
Multimanager Mid Cap Value Portfolio	42,873,727	17,389	475,118	48,154,770	—	68,993

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
Multimanager Multi-Sector Bond Portfolio	78,913,683	9,052,165	1,630,390	86,804,952	—	1,943
Multimanager Small Cap Growth Portfolio	42,208,104	34,777	890,529	46,954,285	—	197,693
Multimanager Small Cap Value Portfolio	16,874,424	17,389	547,722	18,789,596	—	(3,610)

	$10,096,993,310	$228,706,647	$412,440,190	$10,340,996,461	$628,858	$26,326,681

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$10,340,996,461	$—	$10,340,996,461
Total Assets	$—	$10,340,996,461	$—	$10,340,996,461

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,340,996,461	$—	$10,340,996,461

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$228,706,647
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$438,766,871

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,323,763,925
Aggregate gross unrealized depreciation	(69,601,975)

Net unrealized appreciation	$1,254,161,950

Federal income tax cost of investments	$9,086,834,511

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	108,378,772	$1,071,672,415
ATM Large Cap Portfolio‡	162,067,800	2,024,424,718
ATM Mid Cap Portfolio‡	17,561,759	193,658,883
ATM Small Cap Portfolio‡	48,416,883	623,539,642
EQ/AllianceBernstein Small Cap Growth Portfolio‡	21,686,650	412,761,151
EQ/AXA Franklin Small Cap Value Core Portfolio‡	8,400,687	99,923,405
EQ/BlackRock Basic Value Equity Portfolio‡	16,248,702	264,894,842
EQ/Boston Advisors Equity Income Portfolio‡	36,660,040	238,527,283
EQ/Core Bond Index Portfolio‡	104,272,353	1,059,268,520
EQ/GAMCO Small Company Value Portfolio‡	3,936,120	185,302,929
EQ/Global Bond PLUS Portfolio‡	101,637	995,651
EQ/Global Multi-Sector Equity Portfolio‡	17,523,582	229,410,624
EQ/Intermediate Government Bond Portfolio‡	146,220,354	1,520,787,379
EQ/International Core PLUS Portfolio‡	17,136,049	157,169,576
EQ/International Equity Index Portfolio‡	6,046,653	50,996,350
EQ/International ETF Portfolio‡	14,706,833	97,001,028
EQ/International Value PLUS Portfolio‡	11,405,538	128,902,583
EQ/Large Cap Core PLUS Portfolio‡	23,275,160	178,342,485
EQ/Large Cap Growth Index Portfolio‡	17,511,244	192,261,007
EQ/Large Cap Growth PLUS Portfolio‡	21,633,975	438,681,166
EQ/Large Cap Value PLUS Portfolio‡	24,494,850	298,549,913
EQ/MFS International Growth Portfolio‡	59,398,044	409,822,291
EQ/Mid Cap Index Portfolio‡	1,097,795	11,775,823
EQ/PIMCO Ultra Short Bond Portfolio‡	55,703,234	556,160,779
EQ/Small Company Index Portfolio‡	2,005,863	21,831,299
Multimanager Core Bond Portfolio‡	10,516,912	107,974,497
Multimanager International Equity Portfolio‡	12,157,054	129,366,084
Multimanager Large Cap Core Equity Portfolio‡	22,094,113	260,631,345
Multimanager Large Cap Value Portfolio‡	25,117,026	293,207,196
Multimanager Mid Cap Growth Portfolio*‡	1,016,320	11,305,581
Multimanager Mid Cap Value Portfolio‡	1,283,644	14,561,227
Multimanager Multi-Sector Bond Portfolio‡	13,872,601	56,318,503
Multimanager Small Cap Growth Portfolio*‡	15,855,083	151,488,575
Multimanager Small Cap Value Portfolio‡	6,200,282	80,932,412

Total Investments (100.0%) (Cost $9,589,662,817)		11,572,447,162
Other Assets Less Liabilities (0.0%)		2,867,946

Net Assets (100%)		$11,575,315,108

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$1,093,126,496	$61,210	$62,291,181	$1,071,672,415	$—	$(732,385)
ATM Large Cap Portfolio	1,895,473,199	109,864	61,336,983	2,024,424,718	—	3,832,649
ATM Mid Cap Portfolio	208,010,564	7,847	38,318,627	193,658,883	—	586,346
ATM Small Cap Portfolio	567,426,130	29,820	12,884,022	623,539,642	—	54,878
EQ/AllianceBernstein Small Cap Growth Portfolio	376,293,852	15,695	6,406,408	412,761,151	—	403,540
EQ/AXA Franklin Small Cap Value Core Portfolio	92,440,979	6,278	2,383,939	99,923,405	—	340,040
EQ/BlackRock Basic Value Equity Portfolio	242,313,249	12,556	5,004,869	264,894,842	—	443,089
EQ/Boston Advisors Equity Income Portfolio	219,237,306	10,986	4,487,965	238,527,283	—	278,998
EQ/Core Bond Index Portfolio	1,025,836,360	58,059,640	25,875,823	1,059,268,520	—	1,977
EQ/Davis New York Venture Portfolio	4,810,940	—	4,077,740	—	—	1,246,096
EQ/GAMCO Small Company Value Portfolio	170,594,585	10,986	4,438,635	185,302,929	—	328,328
EQ/Global Bond PLUS Portfolio	—	1,000,000	—	995,651	—	—
EQ/Global Multi-Sector Equity Portfolio	222,284,422	12,556	5,454,907	229,410,624	—	(6,949)
EQ/Intermediate Government Bond Portfolio	1,465,710,126	91,084,752	36,773,614	1,520,787,379	—	102
EQ/International Core PLUS Portfolio	154,280,569	6,278	2,662,029	157,169,576	—	61,950
EQ/International Equity Index Portfolio	64,197,177	6,278	9,925,108	50,996,350	—	4,798,871
EQ/International ETF Portfolio	99,160,945	6,278	5,639,997	97,001,028	—	83,982
EQ/International Value PLUS Portfolio	128,068,483	4,708	1,996,808	128,902,583	—	46,176
EQ/Large Cap Core PLUS Portfolio	164,965,351	9,417	3,852,420	178,342,485	—	233,548
EQ/Large Cap Growth Index Portfolio	182,196,403	15,695	4,338,751	192,261,007	—	2,471,197
EQ/Large Cap Growth PLUS Portfolio	412,190,452	31,390	8,972,685	438,681,166	—	4,647,210
EQ/Large Cap Value PLUS Portfolio	300,189,457	18,834	22,037,245	298,549,913	—	14,134,692
EQ/MFS International Growth Portfolio	402,165,649	21,973	8,959,996	409,822,291	—	573,930
EQ/Mid Cap Index Portfolio	11,323,755	—	744,013	11,775,823	—	255,987
EQ/PIMCO Ultra Short Bond Portfolio	542,435,705	26,355,226	13,615,928	556,160,779	—	3,967
EQ/Small Company Index Portfolio	19,476,541	—	—	21,831,299	—	—
Multimanager Core Bond Portfolio	99,483,674	11,408,965	2,723,662	107,974,497	402,687	317
Multimanager International Equity Portfolio	155,940,093	6,278	28,369,755	129,366,084	—	3,354,224
Multimanager Large Cap Core Equity Portfolio	241,877,883	14,125	6,131,342	260,631,345	—	(2,390)
Multimanager Large Cap Value Portfolio	288,989,931	14,125	29,172,308	293,207,196	—	(43,355)
Multimanager Mid Cap Growth Portfolio	10,979,740	—	684,319	11,305,581	—	315,681
Multimanager Mid Cap Value Portfolio	12,816,274	—	—	14,561,227	—	—
Multimanager Multi-Sector Bond Portfolio	54,373,965	3,003,139	1,359,450	56,318,503	—	2,540

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Growth Portfolio	136,166,399	7,847	2,729,383	151,488,575	—	675,591
Multimanager Small Cap Value Portfolio	71,218,145	1,570	662,607	80,932,412	—	18,388

	$11,136,054,799	$191,354,316	$424,312,519	$11,572,447,162	$402,687	$38,409,215

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,572,447,162	$—	$11,572,447,162

Total Assets	$—	$11,572,447,162	$—	$11,572,447,162

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,572,447,162	$—	$11,572,447,162

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$191,354,316
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$462,721,734

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,014,234,640
Aggregate gross unrealized depreciation	(31,780,583)

Net unrealized appreciation	$1,982,454,057

Federal income tax cost of investments	$9,589,993,105

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	36,656,976	$362,471,995
ATM Large Cap Portfolio‡	64,826,766	809,765,469
ATM Mid Cap Portfolio‡	5,719,905	63,075,140
ATM Small Cap Portfolio‡	16,003,185	206,097,949
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,997,972	114,159,156
EQ/AXA Franklin Small Cap Value Core Portfolio‡	3,497,087	41,596,699
EQ/BlackRock Basic Value Equity Portfolio‡	4,513,733	73,585,238
EQ/Boston Advisors Equity Income Portfolio‡	8,126,419	52,874,267
EQ/Core Bond Index Portfolio‡	9,139,012	92,840,218
EQ/GAMCO Small Company Value Portfolio‡	2,204,899	103,801,278
EQ/Global Multi-Sector Equity Portfolio‡	5,647,081	73,928,970
EQ/Intermediate Government Bond Portfolio‡	12,812,304	133,256,350
EQ/International Core PLUS Portfolio‡	5,592,556	51,294,184
EQ/International Equity Index Portfolio‡	6,142,302	51,803,034
EQ/International ETF Portfolio‡	5,290,544	34,894,540
EQ/International Value PLUS Portfolio‡	6,649,992	75,156,574
EQ/Large Cap Core PLUS Portfolio‡	8,451,306	64,756,889
EQ/Large Cap Growth Index Portfolio‡	9,952,694	109,273,504
EQ/Large Cap Growth PLUS Portfolio‡	7,791,871	157,999,023
EQ/Large Cap Value PLUS Portfolio‡	15,291,629	186,378,537
EQ/MFS International Growth Portfolio‡	24,160,454	166,697,281
EQ/Mid Cap Index Portfolio‡	597,375	6,407,917
EQ/PIMCO Ultra Short Bond Portfolio‡	4,942,057	49,343,242
EQ/Small Company Index Portfolio‡	630,920	6,866,770
Multimanager Core Bond Portfolio‡	1,026,042	10,534,120
Multimanager International Equity Portfolio‡	3,371,366	35,875,506
Multimanager Large Cap Core Equity Portfolio‡	8,945,314	105,522,640
Multimanager Large Cap Value Portfolio‡	14,817,174	172,970,407
Multimanager Mid Cap Growth Portfolio*‡	656,627	7,304,345
Multimanager Mid Cap Value Portfolio‡	590,500	6,698,428
Multimanager Multi-Sector Bond Portfolio‡	1,518,684	6,165,392
Multimanager Small Cap Growth Portfolio*‡	6,685,899	63,880,923
Multimanager Small Cap Value Portfolio‡	463,932	6,055,717

Total Investments (99.8%) (Cost $2,709,540,807)		3,503,331,702
Other Assets Less Liabilities (0.2%)		6,490,907

Net Assets (100%)		$3,509,822,609

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$357,491,420	$799,436	$9,000,032	$362,471,995	$—	$(3,559)
ATM Large Cap Portfolio	747,805,547	1,457,795	15,503,093	809,765,469	—	902,242
ATM Mid Cap Portfolio	67,419,616	78,376	12,200,372	63,075,140	—	181,636
ATM Small Cap Portfolio	187,153,020	376,205	3,562,112	206,097,949	—	671,522
EQ/AllianceBernstein Small Cap Growth Portfolio	104,111,115	188,103	1,988,031	114,159,156	—	128,786
EQ/AXA Franklin Small Cap Value Core Portfolio	38,321,901	94,051	933,800	41,596,699	—	124,609
EQ/BlackRock Basic Value Equity Portfolio	67,545,248	172,427	1,638,201	73,585,238	—	302,215
EQ/Boston Advisors Equity Income Portfolio	48,962,675	141,077	1,495,153	52,874,267	—	92,460
EQ/Core Bond Index Portfolio	91,664,058	3,188,103	2,117,214	92,840,218	—	(396)
EQ/GAMCO Small Company Value Portfolio	94,417,384	141,077	1,477,709	103,801,278	—	109,904
EQ/Global Multi-Sector Equity Portfolio	71,182,870	125,402	1,401,565	73,928,970	—	9,647
EQ/Intermediate Government Bond Portfolio	126,419,396	9,766,479	2,998,831	133,256,350	—	(6)
EQ/International Core PLUS Portfolio	50,270,575	78,376	882,763	51,294,184	—	(756)
EQ/International Equity Index Portfolio	51,395,932	78,376	862,093	51,803,034	—	19,914
EQ/International ETF Portfolio	34,287,856	62,701	706,121	34,894,540	—	(515)
EQ/International Value PLUS Portfolio	74,137,700	62,701	705,561	75,156,574	—	45
EQ/Large Cap Core PLUS Portfolio	59,712,812	125,402	1,330,701	64,756,889	—	80,511
EQ/Large Cap Growth Index Portfolio	101,714,149	188,102	1,776,934	109,273,504	—	339,883
EQ/Large Cap Growth PLUS Portfolio	147,618,702	391,880	3,032,183	157,999,023	—	1,377,853
EQ/Large Cap Value PLUS Portfolio	170,478,358	266,479	3,789,535	186,378,537	—	709,289
EQ/MFS International Growth Portfolio	162,942,447	313,504	3,300,011	166,697,281	—	228,018
EQ/Mid Cap Index Portfolio	5,654,217	—	—	6,407,917	—	—
EQ/PIMCO Ultra Short Bond Portfolio	48,220,261	2,094,051	1,058,229	49,343,242	—	179
EQ/Small Company Index Portfolio	6,126,109	—	—	6,866,770	—	—
Multimanager Core Bond Portfolio	10,676,152	56,804	176,553	10,534,120	41,129	(151)
Multimanager International Equity Portfolio	35,517,905	78,376	886,368	35,875,506	—	(4,361)
Multimanager Large Cap Core Equity Portfolio	97,257,930	172,427	1,939,312	105,522,640	—	1,104
Multimanager Large Cap Value Portfolio	157,744,047	188,103	3,620,298	172,970,407	—	(3,481)
Multimanager Mid Cap Growth Portfolio	6,486,806	—	—	7,304,345	—	—
Multimanager Mid Cap Value Portfolio	5,895,718	—	—	6,698,428	—	—
Multimanager Multi-Sector Bond Portfolio	6,293,447	15,675	175,675	6,165,392	—	726
Multimanager Small Cap Growth Portfolio	56,983,369	94,051	925,657	63,880,923	—	132,751
Multimanager Small Cap Value Portfolio	5,428,636	15,675	138,601	6,055,717	—	37,801

	$3,297,337,378	$20,811,214	$79,622,708	$3,503,331,702	$41,129	$5,437,870

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,503,331,702	$—	$3,503,331,702

Total Assets	$—	$3,503,331,702	$—	$3,503,331,702

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,503,331,702	$—	$3,503,331,702

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,811,214
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$85,060,578

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$808,254,715
Aggregate gross unrealized depreciation	(15,098,693)

Net unrealized appreciation	$793,156,022

Federal income tax cost of investments	$2,710,175,680

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.9%)
Auto Components (0.2%)
Allison Transmission Holdings, Inc.	8,200	$196,882
BorgWarner, Inc.*	9,273	717,174
Dana Holding Corp.	9,800	174,734
Delphi Automotive plc	23,000	1,021,200
Drew Industries, Inc.	1,400	50,834
Gentex Corp.	11,900	238,119
Gentherm, Inc.*	1,800	29,484
Goodyear Tire & Rubber Co.*	20,593	259,678
Tenneco, Inc.*	4,300	169,033

		2,857,138

Automobiles (0.3%)
Harley-Davidson, Inc.	16,200	863,460
Tesla Motors, Inc.*	82,044	3,108,647

		3,972,107

Distributors (0.1%)
Genuine Parts Co.	10,900	850,200
LKQ Corp.*	24,036	523,023
Pool Corp.	3,200	153,600

		1,526,823

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	57,324
Apollo Group, Inc., Class A*	10,961	190,612
Bridgepoint Education, Inc.*	1,425	14,578
Grand Canyon Education, Inc.*	2,000	50,780
H&R Block, Inc.	12,800	376,576
Hillenbrand, Inc.	3,408	86,154
ITT Educational Services, Inc.*	3,000	41,340
K12, Inc.*	2,197	52,970
Sotheby’s, Inc.	6,600	246,906
Steiner Leisure Ltd.*	800	38,688
Universal Technical Institute, Inc.	1,961	24,767
Weight Watchers International, Inc.	1,968	82,873

		1,263,568

Hotels, Restaurants & Leisure (3.4%)
AFC Enterprises, Inc.*	1,100	39,963
Ameristar Casinos, Inc.	2,398	62,900
Apollo Global Management LLC, Class A	192,800	4,172,192
Brinker International, Inc.	5,300	199,545
Carnival Corp.	40,200	1,378,860
CEC Entertainment, Inc.	2,094	68,578
Chipotle Mexican Grill, Inc.*	14,629	4,767,152
Choice Hotels International, Inc.	200	8,462
Cracker Barrel Old Country Store, Inc.	2,100	169,785
Darden Restaurants, Inc.	12,000	620,160
Denny’s Corp.*	7,700	44,429
DineEquity, Inc.	2,200	151,338
Dunkin’ Brands Group, Inc.	5,700	210,216
Einstein Noah Restaurant Group, Inc.	200	2,966
International Game Technology	10,953	180,724
Interval Leisure Group, Inc.	3,592	78,090
Las Vegas Sands Corp.	104,733	5,901,705
Life Time Fitness, Inc.*	296	12,663
Marriott International, Inc., Class A	16,446	694,515
McDonald’s Corp.	106,165	10,583,589
Morgans Hotel Group Co.*	1,800	10,656
Panera Bread Co., Class A*	2,200	363,528
Papa John’s International, Inc.*	1,400	86,548
Penn National Gaming, Inc.*	3,500	190,505
Pinnacle Entertainment, Inc.*	3,134	45,819
Ruth’s Hospitality Group, Inc.*	900	8,586
Scientific Games Corp., Class A*	7,600	66,500
SHFL Entertainment, Inc.*	7,000	115,990
Sonic Corp.*	6,900	88,872
Starbucks Corp.	162,336	9,246,659
Starwood Hotels & Resorts Worldwide, Inc.	34,400	2,192,312
Texas Roadhouse, Inc.	6,300	127,197
Wyndham Worldwide Corp.	10,200	657,696
Wynn Resorts Ltd.	47,633	5,961,746
Yum! Brands, Inc.	33,096	2,380,926

		50,891,372

Household Durables (0.3%)
D.R. Horton, Inc.	32,800	797,040
Garmin Ltd.	4,000	132,160
iRobot Corp.*	71,730	1,840,592
Jarden Corp.*	5,700	244,245
NVR, Inc.*	300	324,033
Tempur-Pedic International, Inc.*	6,368	316,044
Tupperware Brands Corp.	5,400	441,396

		4,095,510

Internet & Catalog Retail (3.0%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	10,437
Amazon.com, Inc.*	94,724	25,242,999
Blue Nile, Inc.*	1,500	51,675
Ctrip.com International Ltd. (ADR)*	143,078	3,059,008
Expedia, Inc.	2,991	179,490
Groupon, Inc.*	14,300	87,516
Liberty Interactive Corp.*	101,095	2,161,411
Liberty Ventures*	5,054	381,981
Netflix, Inc.*	33,000	6,250,530
Nutrisystem, Inc.	2,500	21,200
Overstock.com, Inc.*	1,300	16,016
PetMed Express, Inc.	1,900	25,488
priceline.com, Inc.*	10,345	7,116,636
TripAdvisor, Inc.*	5,691	298,891

		44,903,278

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,075	486,635
Mattel, Inc.	18,383	804,992
Polaris Industries, Inc.	3,800	351,462
Smith & Wesson Holding Corp.*	8,200	73,800

		1,716,889

Media (3.7%)
AMC Networks, Inc., Class A*	21,422	1,353,442
Arbitron, Inc.	2,200	103,114
Cablevision Systems Corp. - New York Group, Class A	192,690	2,882,642
CBS Corp., Class B	35,280	1,647,223
Charter Communications, Inc., Class A*	4,100	427,138
Cinemark Holdings, Inc.	8,000	235,520
Comcast Corp., Class A	359,282	14,787,237
Crown Media Holdings, Inc., Class A*	400	820
DIRECTV*	76,867	4,351,441
Discovery Communications, Inc., Class A*	19,800	1,559,052
Discovery Communications, Inc., Class C*	4,200	292,068
DISH Network Corp., Class A	10,700	405,530
Global Sources Ltd.*	1,540	11,642
Interpublic Group of Cos., Inc.	13,300	173,299
John Wiley & Sons, Inc., Class A	3,300	128,568

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lamar Advertising Co., Class A*	300	$14,583
Liberty Global, Inc., Class A*	36,195	2,656,713
Liberty Media Corp.*	19,683	2,197,213
Madison Square Garden Co., Class A*	39,747	2,289,427
Morningstar, Inc.	3,300	230,736
National CineMedia, Inc.	224	3,535
News Corp., Class A	71,000	2,166,920
Omnicom Group, Inc.	20,713	1,219,996
Regal Entertainment Group, Class A	4,227	70,464
Scripps Networks Interactive, Inc., Class A	7,366	473,929
Sirius XM Radio, Inc.	320,700	987,756
Starz - Liberty Capital*	19,683	435,979
Time Warner Cable, Inc.	21,900	2,103,714
Value Line, Inc.	100	942
Viacom, Inc., Class B	75,700	4,660,849
Virgin Media, Inc.	22,600	1,106,722
Walt Disney Co.	117,510	6,674,568
World Wrestling Entertainment, Inc., Class A	42,700	376,614

		56,029,396

Multiline Retail (0.3%)
Big Lots, Inc.*	4,600	162,242
Dollar General Corp.*	12,900	652,482
Dollar Tree, Inc.*	29,200	1,414,156
Family Dollar Stores, Inc.	8,703	513,912
Kohl’s Corp.	3,533	162,977
Macy’s, Inc.	4,200	175,728
Nordstrom, Inc.	11,173	617,085
Target Corp.	2,700	184,815

		3,883,397

Specialty Retail (3.8%)
Aaron’s, Inc.	850	24,378
Advance Auto Parts, Inc.	5,100	421,515
Aeropostale, Inc.*	8,050	109,480
American Eagle Outfitters, Inc.	10,600	198,220
America’s Car-Mart, Inc.*	900	42,066
Ascena Retail Group, Inc.*	8,604	159,604
AutoNation, Inc.*	4,700	205,625
AutoZone, Inc.*	15,583	6,182,867
Bed Bath & Beyond, Inc.*	16,305	1,050,368
Buckle, Inc.	2,900	135,285
CarMax, Inc.*	5,500	229,350
Cato Corp., Class A	2,606	62,909
Dick’s Sporting Goods, Inc.	7,400	350,020
DSW, Inc., Class A	600	38,280
Finish Line, Inc., Class A	1,100	21,549
Five Below, Inc.*	123,500	4,679,415
Foot Locker, Inc.	5,300	181,472
Gap, Inc.	21,200	750,480
GNC Holdings, Inc., Class A	5,200	204,256
hhgregg, Inc.*	1,000	11,050
Home Depot, Inc.	201,087	14,031,851
L Brands, Inc.	18,300	817,278
Lowe’s Cos., Inc.	185,192	7,022,480
Lumber Liquidators Holdings, Inc.*	2,000	140,440
O’Reilly Automotive, Inc.*	8,783	900,697
PetSmart, Inc.	7,600	471,960
Ross Stores, Inc.	16,800	1,018,416
Sally Beauty Holdings, Inc.*	10,163	298,589
Systemax, Inc.	400	3,960
Tiffany & Co.	10,039	698,112
TJX Cos., Inc.	157,712	7,373,036
Tractor Supply Co.	86,182	8,974,132
Ulta Salon Cosmetics & Fragrance, Inc.*	4,400	357,148
Urban Outfitters, Inc.*	10,752	416,532
Williams-Sonoma, Inc.	4,400	226,688
Zumiez, Inc.*	1,600	36,640

		57,846,148

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.*	3,400	194,718
Cherokee, Inc.	300	4,110
Coach, Inc.	21,614	1,080,484
Crocs, Inc.*	3,900	57,798
Deckers Outdoor Corp.*	2,800	155,932
Fifth & Pacific Cos., Inc.*	6,868	129,668
Fossil, Inc.*	14,300	1,381,380
G-III Apparel Group Ltd.*	700	28,077
Hanesbrands, Inc.*	8,200	373,592
Maidenform Brands, Inc.*	2,500	43,825
Michael Kors Holdings Ltd.*	114,800	6,519,492
NIKE, Inc., Class B	156,841	9,255,187
Oxford Industries, Inc.	1,300	69,030
PVH Corp.	4,500	480,645
Ralph Lauren Corp.	8,068	1,365,993
Steven Madden Ltd.*	3,327	143,527
True Religion Apparel, Inc.	2,344	61,202
Under Armour, Inc., Class A*	50,300	2,575,360
VF Corp.	6,100	1,023,275

		24,943,295

Total Consumer Discretionary		253,928,921

Consumer Staples (6.1%)
Beverages (1.8%)
Anheuser-Busch InBev N.V. (ADR)	50,082	4,985,663
Brown-Forman Corp., Class B	9,900	706,860
Coca-Cola Bottling Co. Consolidated	300	18,096
Coca-Cola Co.	271,012	10,959,725
Coca-Cola Enterprises, Inc.	5,636	208,081
Dr. Pepper Snapple Group, Inc.	15,800	741,810
Monster Beverage Corp.*	21,700	1,035,958
National Beverage Corp.	100	1,405
PepsiCo, Inc.	108,371	8,573,230

		27,230,828

Food & Staples Retailing (1.6%)
Arden Group, Inc., Class A	100	10,109
Costco Wholesale Corp.	46,429	4,926,581
CVS Caremark Corp.	18,100	995,319
Fresh Market, Inc.*	4,200	179,634
Harris Teeter Supermarkets, Inc.	3,500	149,485
Kroger Co.	39,300	1,302,402
Pantry, Inc.*	300	3,741
Pricesmart, Inc.	1,200	93,396
Safeway, Inc.	8,800	231,880
Sysco Corp.	21,637	760,973
United Natural Foods, Inc.*	3,400	167,280
Wal-Mart Stores, Inc.	158,315	11,846,711
Whole Foods Market, Inc.	31,354	2,719,960

		23,387,471

Food Products (1.0%)
Alico, Inc.	200	9,250
Campbell Soup Co.	10,850	492,156
Darling International, Inc.*	9,000	161,640
Dean Foods Co.*	11,100	201,243
Flowers Foods, Inc.	7,650	251,991
General Mills, Inc.	34,276	1,690,150

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Green Mountain Coffee Roasters, Inc.*	18,300	$1,038,708
H.J. Heinz Co.	13,364	965,816
Hain Celestial Group, Inc.*	2,900	177,132
Hershey Co.	32,133	2,812,601
Hillshire Brands Co.	10,030	352,555
Hormel Foods Corp.	5,200	214,864
Ingredion, Inc.	4,400	318,208
Kellogg Co.	16,303	1,050,402
Kraft Foods Group, Inc.	29,149	1,502,048
Lifeway Foods, Inc.	400	5,560
McCormick & Co., Inc. (Non-Voting)	9,249	680,264
Mead Johnson Nutrition Co.	14,300	1,107,535
Mondelez International, Inc., Class A	79,570	2,435,638

		15,467,761

Household Products (0.6%)
Church & Dwight Co., Inc.	5,900	381,317
Clorox Co.	2,200	194,766
Colgate-Palmolive Co.	31,398	3,705,906
Kimberly-Clark Corp.	24,479	2,398,453
Procter & Gamble Co.	23,607	1,819,155

		8,499,597

Personal Products (0.1%)
Avon Products, Inc.	30,360	629,363
Estee Lauder Cos., Inc., Class A	15,428	987,855
Herbalife Ltd.	10,600	396,970
Inter Parfums, Inc.	100	2,443
Nu Skin Enterprises, Inc., Class A	4,000	176,800
Star Scientific, Inc.*	1,100	1,826
USANA Health Sciences, Inc.*	500	24,165

		2,219,422

Tobacco (1.0%)
Altria Group, Inc.	111,193	3,823,927
Lorillard, Inc.	27,300	1,101,555
Philip Morris International, Inc.	110,334	10,229,065
Reynolds American, Inc.	7,300	324,777

		15,479,324

Total Consumer Staples		92,284,403

Energy (4.8%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	4,000	210,160
Cameron International Corp.*	13,266	864,943
CARBO Ceramics, Inc.	1,400	127,498
Dresser-Rand Group, Inc.*	7,000	431,620
Dril-Quip, Inc.*	2,400	209,208
FMC Technologies, Inc.*	17,100	930,069
Halliburton Co.	73,440	2,967,710
Heckmann Corp.*	722,643	3,100,138
Helmerich & Payne, Inc.	6,300	382,410
Lufkin Industries, Inc.	2,200	146,058
National Oilwell Varco, Inc.	72,421	5,123,786
Oceaneering International, Inc.	49,560	3,291,280
Oil States International, Inc.*	3,100	252,867
RPC, Inc.	5,400	81,918
Schlumberger Ltd.	143,531	10,749,037
Weatherford International Ltd.*	295,470	3,587,006

		32,455,708

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.	58,082	5,079,271
Apco Oil and Gas International, Inc.	1,200	14,880
Berry Petroleum Co., Class A	3,700	171,273
BPZ Resources, Inc.*	9,200	20,884
Cabot Oil & Gas Corp.	14,800	1,000,628
Cheniere Energy, Inc.*	14,600	408,800
Cimarex Energy Co.	18,100	1,365,464
Clean Energy Fuels Corp.*	4,600	59,800
Cobalt International Energy, Inc.*	12,100	341,220
Concho Resources, Inc.*	27,530	2,682,248
Contango Oil & Gas Co.	1,100	44,099
Continental Resources, Inc.*	3,000	260,790
CVR Energy, Inc.	6,000	309,720
Denbury Resources, Inc.*	201,627	3,760,343
Energy XXI Bermuda Ltd.	5,400	146,988
EOG Resources, Inc.	19,100	2,446,137
FX Energy, Inc.*	3,300	11,088
Golar LNG Ltd.	2,400	88,704
Gulfport Energy Corp.*	3,600	164,988
Isramco, Inc.*	200	19,828
Kinder Morgan, Inc.	177,463	6,864,269
Kosmos Energy Ltd.*	8,400	94,920
Laredo Petroleum Holdings, Inc.*	8,100	148,149
Noble Energy, Inc.	18,550	2,145,493
Northern Oil and Gas, Inc.*	1,700	24,446
Occidental Petroleum Corp.	12,040	943,575
Panhandle Oil and Gas, Inc., Class A	600	17,190
Pioneer Natural Resources Co.	13,900	1,727,075
Range Resources Corp.	32,367	2,623,021
Rosetta Resources, Inc.*	3,800	180,804
SM Energy Co.	3,700	219,114
Southwestern Energy Co.*	8,488	316,263
Suncor Energy, Inc.	37,170	1,115,472
VAALCO Energy, Inc.*	1,500	11,385
Valero Energy Corp.	71,120	3,235,249
W&T Offshore, Inc.	2,400	34,080
Warren Resources, Inc.*	4,700	15,087
Whiting Petroleum Corp.*	3,900	198,276
Williams Cos., Inc.	60,200	2,255,092
World Fuel Services Corp.	4,100	162,852

		40,728,965

Total Energy		73,184,673

Financials (4.8%)
Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	3,700	568,209
BGC Partners, Inc., Class A	1,500	6,240
BlackRock, Inc.	4,775	1,226,602
Charles Schwab Corp.	113,930	2,015,422
Cohen & Steers, Inc.	800	28,856
Diamond Hill Investment Group, Inc.	200	15,562
Duff & Phelps Corp., Class A	2,100	32,571
Eaton Vance Corp.	10,011	418,760
Federated Investors, Inc., Class B	6,200	146,754
Franklin Resources, Inc.	11,815	1,781,820
GAMCO Investors, Inc., Class A	200	10,622
Greenhill & Co., Inc.	2,400	128,112
ICG Group, Inc.*	1,900	23,712
Lazard Ltd., Class A	6,900	235,497
LPL Financial Holdings, Inc.	4,400	141,856
Morgan Stanley	31,600	694,568
Pzena Investment Management, Inc., Class A	500	3,250
SEI Investments Co.	10,900	314,465
State Street Corp.	37,040	2,188,693
T. Rowe Price Group, Inc.	18,402	1,377,758
TD Ameritrade Holding Corp.	41,500	855,730
UBS AG*	60,358	928,910
Waddell & Reed Financial, Inc., Class A	7,500	328,350

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Westwood Holdings Group, Inc.	400	$17,772

		13,490,091

Commercial Banks (0.5%)
Arrow Financial Corp.	973	23,975
Signature Bank/New York*	2,900	228,404
Wells Fargo & Co.	179,747	6,648,841
Westamerica Bancorp	1,978	89,663

		6,990,883

Consumer Finance (0.5%)
American Express Co.	114,244	7,706,900
EZCORP, Inc., Class A*	4,336	92,357
Portfolio Recovery Associates, Inc.*	1,811	229,852

		8,029,109

Diversified Financial Services (0.9%)
Citigroup, Inc.	184,423	8,158,874
IntercontinentalExchange, Inc.*	4,995	814,535
JPMorgan Chase & Co.	28,070	1,332,202
Leucadia National Corp.	7,200	197,496
McGraw-Hill Cos., Inc.	18,235	949,679
Moody’s Corp.	16,426	875,834
MSCI, Inc.*	8,741	296,582

		12,625,202

Insurance (0.6%)
Allied World Assurance Co. Holdings AG	2,000	185,440
American International Group, Inc.*	145,271	5,639,420
Aon plc	3,300	202,950
Arch Capital Group Ltd.*	4,200	220,794
Arthur J. Gallagher & Co.	8,300	342,873
Brown & Brown, Inc.	5,900	189,036
Erie Indemnity Co., Class A	2,200	166,166
Marsh & McLennan Cos., Inc.	30,300	1,150,491
Travelers Cos., Inc.	11,800	993,442
Validus Holdings Ltd.	5,000	186,850

		9,277,462

Real Estate Investment Trusts (REITs) (1.1%)
Acadia Realty Trust (REIT)	1,300	36,101
Alexander’s, Inc. (REIT)	100	32,969
American Campus Communities, Inc. (REIT)	3,500	158,690
American Tower Corp. (REIT)	70,798	5,445,782
Apartment Investment & Management Co. (REIT), Class A	6,600	202,356
Associated Estates Realty Corp. (REIT)	700	13,048
Boston Properties, Inc. (REIT)	1,800	181,908
BRE Properties, Inc. (REIT)	3,200	155,776
Camden Property Trust (REIT)	3,600	247,248
Digital Realty Trust, Inc. (REIT)	6,711	449,033
DuPont Fabros Technology, Inc. (REIT)	600	14,562
Equity Lifestyle Properties, Inc. (REIT)	1,900	145,920
Equity Residential (REIT)	3,000	165,180
Essex Property Trust, Inc. (REIT)	2,500	376,450
Extra Space Storage, Inc. (REIT)	5,300	208,131
Federal Realty Investment Trust (REIT)	3,000	324,120
HCP, Inc. (REIT)	3,700	184,482
Highwoods Properties, Inc. (REIT)	4,700	185,979
Home Properties, Inc. (REIT)	2,800	177,576
Kilroy Realty Corp. (REIT)	3,300	172,920
Mid-America Apartment Communities, Inc. (REIT)	2,700	186,462
Omega Healthcare Investors, Inc. (REIT)	7,400	224,664
Plum Creek Timber Co., Inc. (REIT)	11,300	589,860
Post Properties, Inc. (REIT)	3,200	150,720
Potlatch Corp. (REIT)	1,929	88,464
PS Business Parks, Inc. (REIT)	400	31,568
Public Storage (REIT)	10,030	1,527,770
Rayonier, Inc. (REIT)	8,700	519,129
Regency Centers Corp. (REIT)	3,800	201,058
Saul Centers, Inc. (REIT)	500	21,870
Simon Property Group, Inc. (REIT)	17,850	2,830,296
Tanger Factory Outlet Centers (REIT)	5,076	183,650
Taubman Centers, Inc. (REIT)	2,100	163,086
Universal Health Realty Income Trust (REIT)	900	51,939
Washington Real Estate Investment Trust (REIT)	547	15,228
Weyerhaeuser Co. (REIT)	11,100	348,318

		16,012,313

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	23,591	595,673
Tejon Ranch Co.*	900	26,802
Zillow, Inc., Class A*	24,670	1,348,709

		1,971,184

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	174,000	1,715,640
New York Community Bancorp, Inc.	112,500	1,614,375
People’s United Financial, Inc.	11,600	155,904

		3,485,919

Total Financials		71,882,163

Health Care (14.3%)
Biotechnology (6.6%)
Affymax, Inc.*	900	1,251
Alexion Pharmaceuticals, Inc.*	21,896	2,017,497
Alnylam Pharmaceuticals, Inc.*	4,300	104,791
AMAG Pharmaceuticals, Inc.*	2,000	47,700
Amgen, Inc.	98,805	10,128,501
Arena Pharmaceuticals, Inc.*	7,588	62,297
ARIAD Pharmaceuticals, Inc.*	11,600	209,844
ArQule, Inc.*	3,300	8,547
Array BioPharma, Inc.*	3,900	19,188
BioCryst Pharmaceuticals, Inc.*	2,500	2,975
Biogen Idec, Inc.*	109,236	21,072,717
BioMarin Pharmaceutical, Inc.*	7,200	448,272
Celgene Corp.*	168,094	19,483,776
Celldex Therapeutics, Inc.*	1,200	13,896
Cepheid, Inc.*	153,144	5,876,135
Cubist Pharmaceuticals, Inc.*	4,400	206,008
Curis, Inc.*	197,830	648,882
Cytori Therapeutics, Inc.*	1,700	4,267
Dendreon Corp.*	11,619	54,958
Dyax Corp.*	4,500	19,620
Emergent Biosolutions, Inc.*	2,300	32,154
Exelixis, Inc.*	12,700	58,674
Genomic Health, Inc.*	1,100	31,108
Gilead Sciences, Inc.*	360,386	17,633,687
Halozyme Therapeutics, Inc.*	8,500	49,045
Idenix Pharmaceuticals, Inc.*	2,000	7,120
ImmunoGen, Inc.*	17,300	277,838
Immunomedics, Inc.*	5,300	12,773
Incyte Corp.*	6,200	145,142
InterMune, Inc.*	4,700	42,535
Isis Pharmaceuticals, Inc.*	39,560	670,146

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lexicon Pharmaceuticals, Inc.*	1,900	$4,142
Ligand Pharmaceuticals, Inc., Class B*	1,383	36,857
MannKind Corp.*	4,949	16,777
Medivation, Inc.*	6,800	318,036
Momenta Pharmaceuticals, Inc.*	4,500	60,030
Neurocrine Biosciences, Inc.*	3,100	37,634
Novavax, Inc.*	4,700	10,716
NPS Pharmaceuticals, Inc.*	3,800	38,722
Onyx Pharmaceuticals, Inc.*	4,500	399,870
Opko Health, Inc.*	3,900	29,757
Orexigen Therapeutics, Inc.*	1,600	10,000
Osiris Therapeutics, Inc.*	1,200	12,480
PDL BioPharma, Inc.	14,400	105,264
Pharmacyclics, Inc.*	38,800	3,119,908
Progenics Pharmaceuticals, Inc.*	2,200	11,858
Regeneron Pharmaceuticals, Inc.*	61,500	10,848,600
Rigel Pharmaceuticals, Inc.*	3,000	20,370
Sangamo BioSciences, Inc.*	3,000	28,680
Seattle Genetics, Inc.*	9,600	340,896
SIGA Technologies, Inc.*	2,771	9,920
Spectrum Pharmaceuticals, Inc.	3,469	25,879
Synta Pharmaceuticals Corp.*	1,400	12,040
United Therapeutics Corp.*	4,142	252,124
Vanda Pharmaceuticals, Inc.*	2,614	10,247
Vertex Pharmaceuticals, Inc.*	61,120	3,360,378
Vical, Inc.*	6,900	27,462

		98,539,991

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.	2,700	127,764
Abbott Laboratories	104,391	3,687,090
ABIOMED, Inc.*	2,800	52,276
Accuray, Inc.*	3,410	15,823
Align Technology, Inc.*	7,000	234,570
Analogic Corp.	1,100	86,922
Atrion Corp.	100	19,199
Baxter International, Inc.	36,514	2,652,377
Becton, Dickinson and Co.	13,225	1,264,442
C.R. Bard, Inc.	6,053	610,021
Cerus Corp.*	709,970	3,138,067
Conceptus, Inc.*	3,800	91,770
Cooper Cos., Inc.	17,650	1,904,082
Covidien plc	38,795	2,631,853
Cyberonics, Inc.*	3,500	163,835
DENTSPLY International, Inc.	4,200	178,164
DexCom, Inc.*	5,033	84,152
Edwards Lifesciences Corp.*	16,796	1,379,959
Endologix, Inc.*	5,900	95,285
Exactech, Inc.*	600	12,414
Given Imaging Ltd.*	132,689	2,169,465
Hansen Medical, Inc.*	1,400	2,814
HeartWare International, Inc.*	800	70,744
ICU Medical, Inc.*	1,176	69,325
IDEXX Laboratories, Inc.*	5,000	461,950
Insulet Corp.*	3,600	93,096
Integra LifeSciences Holdings Corp.*	2,300	89,723
Intuitive Surgical, Inc.*	11,868	5,829,443
MAKO Surgical Corp.*	2,600	28,990
Medtronic, Inc.	4,452	209,066
Merit Medical Systems, Inc.*	4,500	55,170
Natus Medical, Inc.*	2,200	29,568
Neogen Corp.*	1,800	89,226
NxStage Medical, Inc.*	1,200	13,536
OraSure Technologies, Inc.*	3,600	19,440
Orthofix International N.V.*	1,609	57,715
Quidel Corp.*	2,300	54,625
ResMed, Inc.	13,000	602,680
RTI Biologics, Inc.*	4,400	17,336
Sirona Dental Systems, Inc.*	4,000	294,920
Spectranetics Corp.*	2,600	48,178
St. Jude Medical, Inc.	16,911	683,881
Stryker Corp.	15,943	1,040,121
Thoratec Corp.*	4,700	176,250
Varian Medical Systems, Inc.*	8,313	598,536
Volcano Corp.*	2,500	55,650
Wright Medical Group, Inc.*	8,291	197,409
Zimmer Holdings, Inc.	2,500	188,050

		31,676,972

Health Care Providers & Services (1.4%)
Air Methods Corp.	2,700	130,248
AmerisourceBergen Corp.	17,699	910,614
AMN Healthcare Services, Inc.*	2,600	41,158
Bio-Reference Labs, Inc.*	1,800	46,764
BioScrip, Inc.*	4,447	56,521
Cardinal Health, Inc.	50,100	2,085,162
Catamaran Corp.*	28,608	1,517,082
Corvel Corp.*	700	34,643
DaVita HealthCare Partners, Inc.*	6,831	810,088
Emeritus Corp.*	1,600	44,464
Ensign Group, Inc.	1,800	60,120
Express Scripts Holding Co.*	71,060	4,096,609
HCA Holdings, Inc.	5,800	235,654
Henry Schein, Inc.*	3,517	325,498
IPC The Hospitalist Co., Inc.*	1,517	67,476
Laboratory Corp. of America Holdings*	7,381	665,766
Landauer, Inc.	400	22,552
McKesson Corp.	34,758	3,752,474
MWI Veterinary Supply, Inc.*	1,400	185,164
National Research Corp.	100	5,804
Patterson Cos., Inc.	6,100	232,044
Providence Service Corp.*	800	14,792
Quest Diagnostics, Inc.	2,713	153,149
Tenet Healthcare Corp.*	7,875	374,693
U.S. Physical Therapy, Inc.	1,000	26,850
UnitedHealth Group, Inc.	92,395	5,285,918
Universal Health Services, Inc., Class B	6,434	410,940
WellPoint, Inc.	2,200	145,706

		21,737,953

Health Care Technology (0.4%)
athenahealth, Inc.*	48,051	4,662,869
Cerner Corp.*	11,600	1,099,100
Computer Programs & Systems, Inc.	1,300	70,343
HMS Holdings Corp.*	6,000	162,900
MedAssets, Inc.*	4,765	91,726
Omnicell, Inc.*	2,500	47,200
Quality Systems, Inc.	3,800	69,464

		6,203,602

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	24,626	1,033,553
Charles River Laboratories International, Inc.*	300	13,281
Compugen Ltd.*	163,025	828,167
Covance, Inc.*	5,491	408,091
Fluidigm Corp.*	111,060	2,055,721
Illumina, Inc.*	131,857	7,120,278
Life Technologies Corp.*	2,892	186,910
Luminex Corp.*	5,000	82,600
Mettler-Toledo International, Inc.*	2,900	618,338

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PerkinElmer, Inc.	40,280	$1,355,019
Sequenom, Inc.*	4,900	20,335
Techne Corp.	3,200	217,120
Thermo Fisher Scientific, Inc.	27,790	2,125,657
Waters Corp.*	6,500	610,415

		16,675,485

Pharmaceuticals (2.7%)
AbbVie, Inc.	104,391	4,257,065
Actavis, Inc.*	18,460	1,700,351
Acura Pharmaceuticals, Inc.*	700	1,491
Akorn, Inc.*	4,600	63,618
Allergan, Inc.	21,544	2,404,957
Bristol-Myers Squibb Co.	344,791	14,201,941
Cadence Pharmaceuticals, Inc.*	2,900	19,401
Depomed, Inc.*	4,100	24,067
Eli Lilly and Co.	26,127	1,483,752
Endo Health Solutions, Inc.*	8,300	255,308
Forest Laboratories, Inc.*	116,595	4,435,274
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	900	855
Impax Laboratories, Inc.*	5,689	87,838
Johnson & Johnson	43,230	3,524,542
Medicines Co.*	4,200	140,364
Merck & Co., Inc.	44,950	1,988,139
Mylan, Inc.*	28,265	817,989
Obagi Medical Products, Inc.*	1,400	27,650
Optimer Pharmaceuticals, Inc.*	3,700	44,030
Pain Therapeutics, Inc.*	2,800	9,604
Perrigo Co.	6,900	819,237
Pozen, Inc.*	2,100	11,067
Questcor Pharmaceuticals, Inc.	4,100	133,414
Salix Pharmaceuticals Ltd.*	4,100	209,838
Santarus, Inc.*	5,801	100,531
Sciclone Pharmaceuticals, Inc.*	5,800	26,680
Sucampo Pharmaceuticals, Inc., Class A*	700	4,578
Teva Pharmaceutical Industries Ltd. (ADR)	14,700	583,296
Valeant Pharmaceuticals International, Inc.*	34,950	2,621,949
Vivus, Inc.*	8,400	92,400
Warner Chilcott plc, Class A	71,490	968,689
XenoPort, Inc.*	3,500	25,025
Zoetis, Inc.*	4,840	161,656

		41,246,596

Total Health Care		216,080,599

Industrials (8.5%)
Aerospace & Defense (2.4%)
Aerovironment, Inc.*	1,700	30,821
B/E Aerospace, Inc.*	6,500	391,885
Boeing Co.	69,599	5,975,074
Cubic Corp.	1,439	61,474
DigitalGlobe, Inc.*	1,478	42,729
GenCorp, Inc.*	4,600	61,180
HEICO Corp.	3,750	162,787
Hexcel Corp.*	7,000	203,070
Honeywell International, Inc.	55,971	4,217,415
L-3 Communications Holdings, Inc.	29,065	2,351,940
Lockheed Martin Corp.	17,168	1,657,055
National Presto Industries, Inc.	459	36,950
Precision Castparts Corp.	53,766	10,195,109
Rockwell Collins, Inc.	10,989	693,626
Spirit AeroSystems Holdings, Inc., Class A*	3,446	65,440
Taser International, Inc.*	5,100	40,545
Teledyne Technologies, Inc.*	1,000	78,440
Textron, Inc.	6,100	181,841
TransDigm Group, Inc.	3,472	530,938
United Technologies Corp.	92,737	8,664,418

		35,642,737

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	11,711	696,336
Expeditors International of Washington, Inc.	15,083	538,614
FedEx Corp.	10,100	991,820
Forward Air Corp.	1,173	43,741
Hub Group, Inc., Class A*	1,900	73,074
United Parcel Service, Inc., Class B	52,348	4,496,693

		6,840,278

Airlines (0.2%)
Alaska Air Group, Inc.*	4,700	300,612
Allegiant Travel Co.	1,415	125,624
Copa Holdings S.A., Class A	400	47,844
Delta Air Lines, Inc.*	36,141	596,688
Southwest Airlines Co.	13,800	186,024
United Continental Holdings, Inc.*	59,252	1,896,656

		3,153,448

Building Products (0.1%)
AAON, Inc.	1,650	45,523
Armstrong World Industries, Inc.*	1,200	67,068
Fortune Brands Home & Security, Inc.*	6,800	254,524
Masco Corp.	25,475	515,869
Trex Co., Inc.*	1,900	93,442
USG Corp.*	600	15,864

		992,290

Commercial Services & Supplies (0.4%)
ADT Corp.	22,592	1,105,652
ARC Document Solutions, Inc.*	3,000	8,940
Cintas Corp.	4,200	185,346
Clean Harbors, Inc.*	3,400	197,506
Copart, Inc.*	11,538	395,523
Covanta Holding Corp.	200	4,030
Deluxe Corp.	3,500	144,900
EnerNOC, Inc.*	1,185	20,583
Healthcare Services Group, Inc.	7,800	199,914
InnerWorkings, Inc.*	2,600	39,364
Interface, Inc.	4,300	82,646
Iron Mountain, Inc.	10,771	391,095
Knoll, Inc.	6,000	108,780
Mine Safety Appliances Co.	2,266	112,439
Multi-Color Corp.	800	20,632
Rollins, Inc.	7,000	171,850
Standard Parking Corp.*	500	10,350
Stericycle, Inc.*	7,300	775,114
Team, Inc.*	1,500	61,605
Tyco International Ltd.	45,185	1,445,920
U.S. Ecology, Inc.	1,300	34,515
Waste Connections, Inc.	7,756	279,061

		5,795,765

Construction & Engineering (0.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,000	248,400
Fluor Corp.	30,250	2,006,483
MYR Group, Inc.*	1,650	40,524

		2,295,407

Electrical Equipment (0.4%)
Acuity Brands, Inc.	2,600	180,310

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
AMETEK, Inc.	20,715	$898,203
AZZ, Inc.	2,298	110,764
Babcock & Wilcox Co.	9,264	263,190
Eaton Corp. plc	5,965	365,356
Emerson Electric Co.	43,154	2,411,014
General Cable Corp.*	400	14,652
Hubbell, Inc., Class B	3,400	330,174
II-VI, Inc.*	4,400	74,976
Polypore International, Inc.*	2,800	112,504
Rockwell Automation, Inc.	9,900	854,865
Roper Industries, Inc.	7,172	913,067
Vicor Corp.*	1,600	7,952

		6,537,027

Industrial Conglomerates (0.7%)
3M Co.	44,668	4,748,655
Carlisle Cos., Inc.	1,675	113,549
Danaher Corp.	89,308	5,550,492
Raven Industries, Inc.	2,600	87,386

		10,500,082

Machinery (2.3%)
Actuant Corp., Class A	3,923	120,122
Caterpillar, Inc.	45,670	3,971,920
CLARCOR, Inc.	2,298	120,369
Colfax Corp.*	1,700	79,118
Cummins, Inc.	90,429	10,472,582
Deere & Co.	29,867	2,567,965
Donaldson Co., Inc.	13,200	477,708
Dynamic Materials Corp.	1,000	17,400
ExOne Co.*	8,697	291,350
Flow International Corp.*	3,100	12,121
Flowserve Corp.	3,393	569,040
Gorman-Rupp Co.	1,500	45,075
Graco, Inc.	4,610	267,518
Graham Corp.	800	19,792
IDEX Corp.	5,600	299,152
Illinois Tool Works, Inc.	28,100	1,712,414
Ingersoll-Rand plc	18,700	1,028,687
Joy Global, Inc.	7,933	472,172
Lincoln Electric Holdings, Inc.	5,900	319,662
Lindsay Corp.	1,000	88,180
Manitowoc Co., Inc.	2,900	59,624
Met-Pro Corp.	1,200	12,396
Nordson Corp.	4,920	324,474
Omega Flex, Inc.	300	5,157
PACCAR, Inc.	24,208	1,223,956
Pall Corp.	34,245	2,341,331
Parker Hannifin Corp.	4,800	439,584
Pentair Ltd. (Registered)	10,841	571,863
Proto Labs, Inc.*	46,132	2,265,081
RBC Bearings, Inc.*	1,800	91,008
Sauer-Danfoss, Inc.	800	46,744
Snap-on, Inc.	2,400	198,480
SPX Corp.	2,200	173,712
Stanley Black & Decker, Inc.	21,930	1,775,672
Sun Hydraulics Corp.	1,350	43,889
Tennant Co.	2,300	111,688
Timken Co.	4,500	254,610
Toro Co.	4,200	193,368
Valmont Industries, Inc.	1,600	251,632
WABCO Holdings, Inc.*	4,600	324,714
Wabtec Corp.	3,400	347,174
Woodward, Inc.	4,800	190,848
Xylem, Inc.	6,200	170,872

		34,370,224

Marine (0.0%)
Kirby Corp.*	1,037	79,642

Professional Services (0.2%)
Acacia Research Corp.*	3,307	99,772
Advisory Board Co.*	2,600	136,552
CDI Corp.	100	1,720
Dun & Bradstreet Corp.	4,249	355,429
Equifax, Inc.	7,600	437,684
Exponent, Inc.	1,800	97,092
Huron Consulting Group, Inc.*	2,700	108,864
IHS, Inc., Class A*	4,130	432,494
Insperity, Inc.	2,600	73,762
Nielsen Holdings N.V.	15,480	554,494
Robert Half International, Inc.	13,212	495,846
Verisk Analytics, Inc., Class A*	9,800	603,974

		3,397,683

Road & Rail (0.9%)
Avis Budget Group, Inc.*	6,628	184,457
Celadon Group, Inc.	2,003	41,783
Con-way, Inc.	2,020	71,124
CSX Corp.	49,200	1,211,796
Genesee & Wyoming, Inc., Class A*	2,800	260,708
Heartland Express, Inc.	2,800	37,352
Hertz Global Holdings, Inc.*	17,400	387,324
J.B. Hunt Transport Services, Inc.	7,723	575,209
Kansas City Southern	5,000	554,500
Landstar System, Inc.	3,300	188,397
Old Dominion Freight Line, Inc.*	856	32,699
Union Pacific Corp.	70,520	10,042,753

		13,588,102

Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.*	3,481	134,575
Fastenal Co.	45,008	2,311,161
Houston Wire & Cable Co.	1,400	18,130
Kaman Corp.	2,098	74,416
MSC Industrial Direct Co., Inc.,
Class A	3,700	317,386
TAL International Group, Inc.	300	13,593
Titan Machinery, Inc.*	600	16,650
United Rentals, Inc.*	6,600	362,802
W.W. Grainger, Inc.	4,102	922,868

		4,171,581

Total Industrials		127,364,266

Information Technology (28.5%)
Communications Equipment (2.7%)
Acme Packet, Inc.*	3,800	111,036
ADTRAN, Inc.	4,400	86,460
Anaren, Inc.*	1,339	25,963
Arris Group, Inc.*	27,371	469,960
Aruba Networks, Inc.*	246,500	6,098,410
Ciena Corp.*	2,836	45,404
Cisco Systems, Inc.	52,740	1,102,793
F5 Networks, Inc.*	6,800	605,744
Harris Corp.	3,369	156,120
Infinera Corp.*	10,300	72,100
InterDigital, Inc.	3,100	148,273
Ixia*	257,400	5,570,136
Juniper Networks, Inc.*	100,500	1,863,270
Loral Space & Communications, Inc.	1,058	65,469
Motorola Solutions, Inc.	20,400	1,306,212
NETGEAR, Inc.*	500	16,755
Palo Alto Networks, Inc.*	113,000	6,395,800

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	234,261	$15,683,774
Riverbed Technology, Inc.*	11,177	166,649
ShoreTel, Inc.*	3,000	10,890
ViaSat, Inc.*	2,361	114,367

		40,115,585

Computers & Peripherals (4.6%)
3D Systems Corp.*	3,900	125,736
Apple, Inc.	96,752	42,825,338
EMC Corp.*	205,947	4,920,074
Fusion-io, Inc.*	321,156	5,257,324
Immersion Corp.*	1,200	14,088
NCR Corp.*	11,360	313,081
NetApp, Inc.*	17,100	584,136
SanDisk Corp.*	79,615	4,378,825
Seagate Technology plc	70,125	2,563,770
Silicon Graphics International Corp.*	297,077	4,084,809
Stratasys Ltd.*	42,820	3,178,100
Super Micro Computer, Inc.*	1,600	18,064
Western Digital Corp.	6,700	336,876

		68,600,221

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	11,360	848,024
Anixter International, Inc.	200	13,984
Badger Meter, Inc.	1,800	96,336
Cognex Corp.	607	25,585
Daktronics, Inc.	2,700	28,350
Dolby Laboratories, Inc., Class A	21,200	711,472
DTS, Inc.*	1,400	23,282
Echelon Corp.*	2,400	5,856
FARO Technologies, Inc.*	1,400	60,746
FEI Co.	4,106	265,042
FLIR Systems, Inc.	12,888	335,217
IPG Photonics Corp.	1,600	106,256
Jabil Circuit, Inc.	11,300	208,824
Maxwell Technologies, Inc.*	1,500	8,085
MTS Systems Corp.	500	29,075
Multi-Fineline Electronix, Inc.*	1,300	20,059
National Instruments Corp.	6,500	212,875
OSI Systems, Inc.*	1,000	62,290
Plexus Corp.*	1,118	27,179
TE Connectivity Ltd.	49,780	2,087,275
Trimble Navigation Ltd.*	20,600	617,176
Universal Display Corp.*	2,300	67,597

		5,860,585

Internet Software & Services (5.9%)
Akamai Technologies, Inc.*	33,219	1,172,299
AOL, Inc.*	5,900	227,091
Baidu, Inc. (ADR)*	7,000	613,900
Blucora, Inc.*	1,600	24,768
comScore, Inc.*	1,500	25,170
Constant Contact, Inc.*	2,900	37,642
Cornerstone OnDemand, Inc.*	60,343	2,057,696
CoStar Group, Inc.*	2,488	272,336
Dealertrack Technologies, Inc.*	4,700	138,086
Dice Holdings, Inc.*	1,300	13,169
eBay, Inc.*	258,071	13,992,610
Equinix, Inc.*	18,454	3,991,785
Facebook, Inc., Class A*	207,005	5,295,188
Google, Inc., Class A*	52,850	41,964,485
IAC/InterActiveCorp.	3,400	151,912
j2 Global, Inc.	4,900	192,129
LinkedIn Corp., Class A*	64,592	11,372,068
Liquidity Services, Inc.*	1,200	35,772
LivePerson, Inc.*	5,500	74,690
Move, Inc.*	4,800	57,360
NIC, Inc.	6,200	118,792
Rackspace Hosting, Inc.*	58,720	2,964,186
Stamps.com, Inc.*	1,100	27,467
support.com, Inc.*	2,600	10,868
VeriSign, Inc.*	10,200	482,256
Vocus, Inc.*	1,300	18,395
XO Group, Inc.*	2,300	23,000
Yelp, Inc.*	149,433	3,543,056
Zix Corp.*	9,600	34,368

		88,932,544

IT Services (3.9%)
Accenture plc, Class A	101,464	7,708,220
Alliance Data Systems Corp.*	4,580	741,456
Automatic Data Processing, Inc.	35,659	2,318,548
Broadridge Financial Solutions, Inc.	12,969	322,150
CACI International, Inc., Class A*	500	28,935
Cardtronics, Inc.*	1,000	27,460
Cass Information Systems, Inc.	605	25,434
Cognizant Technology Solutions Corp., Class A*	46,124	3,533,560
CSG Systems International, Inc.*	1,500	31,785
DST Systems, Inc.	700	49,889
ExlService Holdings, Inc.*	1,200	39,456
Fiserv, Inc.*	8,409	738,563
FleetCor Technologies, Inc.*	4,100	314,347
Forrester Research, Inc.	1,300	41,145
Gartner, Inc.*	5,200	282,932
Genpact Ltd.	9,900	180,081
Global Payments, Inc.	7,000	347,620
Hackett Group, Inc.	3,300	15,081
Heartland Payment Systems, Inc.	4,700	154,959
iGATE Corp.*	1,800	33,858
International Business Machines Corp.	76,274	16,269,244
Jack Henry & Associates, Inc.	9,701	448,283
Lionbridge Technologies, Inc.*	9,400	36,378
Mastercard, Inc., Class A	11,658	6,308,494
MAXIMUS, Inc.	2,930	234,312
MoneyGram International, Inc.*	1,287	23,295
NeuStar, Inc., Class A*	1,600	74,448
Paychex, Inc.	21,172	742,502
SAIC, Inc.	9,236	125,148
Teradata Corp.*	12,485	730,497
Total System Services, Inc.	9,700	240,366
Vantiv, Inc., Class A*	6,500	154,310
VeriFone Systems, Inc.*	6,100	126,148
Virtusa Corp.*	500	11,880
Visa, Inc., Class A	89,622	15,221,401
Western Union Co.	47,559	715,287
WEX, Inc.*	2,700	211,950

		58,609,422

Office Electronics (0.0%)
Zebra Technologies Corp., Class A* .	3,900	183,807

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	43,800	111,690
Altera Corp.	25,174	892,922
Analog Devices, Inc.	4,099	190,562
Applied Micro Circuits Corp.*	161,750	1,200,185
ASML Holding N.V	23,050	1,567,630
Atmel Corp.*	125,900	876,264
ATMI, Inc.*	782	17,540
Avago Technologies Ltd.	16,100	578,312

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Broadcom Corp., Class A	162,781	$5,643,617
Cabot Microelectronics Corp.*	212	7,367
CEVA, Inc.*	1,200	18,720
Cree, Inc.*	40,245	2,201,804
Cypress Semiconductor Corp.*	13,400	147,802
Exar Corp.*	300	3,150
GT Advanced Technologies, Inc.*	1,700	5,593
Intel Corp.	314,295	6,867,346
Lam Research Corp.*	4,459	184,870
Linear Technology Corp.	19,142	734,479
LSI Corp.*	39,800	269,844
Maxim Integrated Products, Inc.	10,186	332,573
Mellanox Technologies Ltd.*	75,506	4,191,338
MEMC Electronic Materials, Inc.*	2,100	9,240
Micrel, Inc.	427	4,488
Microchip Technology, Inc.	14,581	535,998
Monolithic Power Systems, Inc.	4,055	98,820
NVE Corp.*	400	22,568
NVIDIA Corp.	484,213	6,207,611
NXP Semiconductor N.V.*	40,350	1,220,991
Power Integrations, Inc.	2,800	121,548
Rambus, Inc.*	9,000	50,490
Skyworks Solutions, Inc.*	14,994	330,318
Teradyne, Inc.*	10,600	171,932
Texas Instruments, Inc.	52,471	1,861,671
Ultratech, Inc.*	1,900	75,107
Veeco Instruments, Inc.*	2,300	88,159
Volterra Semiconductor Corp.*	2,100	29,820
Xilinx, Inc.	18,300	698,511

		37,570,880

Software (8.5%)
Actuate Corp.*	4,900	29,400
Adobe Systems, Inc.*	19,937	867,459
Advent Software, Inc.*	2,800	78,316
American Software, Inc., Class A	1,200	9,984
ANSYS, Inc.*	7,541	613,988
Autodesk, Inc.*	42,961	1,771,712
Blackbaud, Inc.	5,000	148,150
BMC Software, Inc.*	12,595	583,526
Bottomline Technologies (de), Inc.* .	2,617	74,611
CA, Inc.	5,900	148,503
Cadence Design Systems, Inc.*	19,100	266,063
Check Point Software Technologies Ltd.*	20,890	981,621
Citrix Systems, Inc.*	31,392	2,265,247
CommVault Systems, Inc.*	124,100	10,173,718
Compuware Corp.*	2,800	35,000
Concur Technologies, Inc.*	2,900	199,114
Ebix, Inc.	1,500	24,330
EPIQ Systems, Inc.	3,002	42,118
FactSet Research Systems, Inc.	3,600	333,360
FalconStor Software, Inc.*	3,100	8,308
Fortinet, Inc.*	8,500	201,280
Guidewire Software, Inc.*	64,580	2,482,455
Infoblox, Inc.*	37,200	807,240
Informatica Corp.*	7,600	261,972
Interactive Intelligence Group, Inc.* .	1,100	48,785
Intuit, Inc.	48,507	3,184,484
Manhattan Associates, Inc.*	2,000	148,580
Mentor Graphics Corp.	500	9,025
MICROS Systems, Inc.*	6,900	314,019
Microsoft Corp.#	559,439	16,005,550
NetScout Systems, Inc.*	2,000	49,140
NetSuite, Inc.*	167,482	13,408,609
Nuance Communications, Inc.*	32,000	645,760
Oracle Corp.	321,744	10,405,201
Pegasystems, Inc.	1,900	53,352
PROS Holdings, Inc.*	1,000	27,170
PTC, Inc.*	13,400	341,566
QLIK Technologies, Inc.*	173,300	4,476,339
Red Hat, Inc.*	146,323	7,398,091
Rovi Corp.*	8,538	182,798
Salesforce.com, Inc.*	89,494	16,004,212
SolarWinds, Inc.*	206,926	12,229,327
Solera Holdings, Inc.	5,945	346,772
Sourcefire, Inc.*	93,400	5,532,082
Splunk, Inc.*	245,794	9,839,134
Symantec Corp.*	10,500	259,140
Synchronoss Technologies, Inc.*	1,700	52,751
Synopsys, Inc.*	6,100	218,868
Take-Two Interactive Software, Inc.*	890	14,373
TIBCO Software, Inc.*	35,247	712,694
Tyler Technologies, Inc.*	3,100	189,906
Ultimate Software Group, Inc.*	1,900	197,904
VASCO Data Security International, Inc.*	2,200	18,568
VMware, Inc., Class A*	6,085	479,985
Websense, Inc.*	5,300	79,500
Workday, Inc., Class A*	50,500	3,112,315
Zynga, Inc., Class A*	26,200	88,032

		128,481,507

Total Information Technology		428,354,551

Materials (3.1%)
Chemicals (2.3%)
Airgas, Inc.	4,800	475,968
Albemarle Corp.	3,549	221,884
Balchem Corp.	2,250	98,865
Calgon Carbon Corp.*	6,600	119,460
Celanese Corp.	13,324	586,922
CF Industries Holdings, Inc.	1,018	193,797
E.I. du Pont de Nemours & Co.	66,058	3,247,411
Eastman Chemical Co.	11,244	785,618
Ecolab, Inc.	37,954	3,043,152
FMC Corp.	21,092	1,202,877
Hawkins, Inc.	891	35,595
International Flavors & Fragrances, Inc.	6,400	490,688
Koppers Holdings, Inc.	1,245	54,755
LSB Industries, Inc.*	2,300	79,994
LyondellBasell Industries N.V., Class A	3,800	240,502
Monsanto Co.	123,101	13,003,159
OMNOVA Solutions, Inc.*	5,500	42,185
PPG Industries, Inc.	17,550	2,350,647
Praxair, Inc.	33,419	3,727,555
Rockwood Holdings, Inc.	4,600	301,024
Sherwin-Williams Co.	13,073	2,207,899
Sigma-Aldrich Corp.	7,911	614,526
Valspar Corp.	6,500	404,625
W.R. Grace & Co.*	4,701	364,375
Westlake Chemical Corp.	3,000	280,500
Zep, Inc.	1,700	25,517

		34,199,500

Construction Materials (0.0%)
Eagle Materials, Inc.	5,974	398,047
Martin Marietta Materials, Inc.	1,900	193,838
United States Lime & Minerals, Inc.*	100	5,319

		597,204

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	$28,724
Ball Corp.	12,000	570,960
Crown Holdings, Inc.*	4,500	187,245
Owens-Illinois, Inc.*	8,500	226,525
Packaging Corp. of America	6,600	296,142
Rock-Tenn Co., Class A	4,900	454,671

		1,764,267

Metals & Mining (0.6%)
AK Steel Holding Corp.	400	1,324
Allied Nevada Gold Corp.*	6,400	105,344
AMCOL International Corp.	700	21,133
Barrick Gold Corp.	68,350	2,009,490
Carpenter Technology Corp.	3,100	152,799
Compass Minerals International, Inc.	2,700	213,030
Freeport-McMoRan Copper & Gold, Inc.	124,702	4,127,636
Molycorp, Inc.*	4,000	20,800
Nucor Corp.	30,300	1,398,345
Royal Gold, Inc.	3,878	275,454
Southern Copper Corp.	8,503	319,458
Steel Dynamics, Inc.	11,300	179,331

		8,824,144

Paper & Forest Products (0.1%)
Deltic Timber Corp.	900	61,848
International Paper Co.	24,410	1,137,018

		1,198,866

Total Materials		46,583,981

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.8%)
Cogent Communications Group, Inc.	8,300	219,120
Consolidated Communications Holdings, Inc.	700	12,285
Level 3 Communications, Inc.*	7,200	146,088
Lumos Networks Corp.	1,900	25,612
tw telecom, Inc.*	12,703	319,989
Verizon Communications, Inc.	218,850	10,756,477
Windstream Corp.	20,141	160,121

		11,639,692

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	54,817	3,817,456
NTELOS Holdings Corp.	1,900	24,339
SBA Communications Corp., Class A*	10,100	727,402

		4,569,197

Total Telecommunication Services		16,208,889

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	3,600	321,336

Gas Utilities (0.1%)
ONEOK, Inc.	14,600	695,982
Questar Corp.	7,700	187,341

		883,323

Total Utilities		1,204,659

Total Common Stocks (88.2%) (Cost $931,145,123)		1,327,077,105

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	$552

Total Financials		552

Total Corporate Bonds		552

Total Long-Term Debt Securities (0.0%) (Cost $600)		552

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30*	700	4,949

Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc.,expiring 3/1/19*	33,407	83,518

Total Rights (0.0%) (Cost $3,710)		88,467

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.9%)
U.S. Treasury Bills
0.09%, 5/2/13#(p)	$28,030,000	28,027,711

Total Government Securities		28,027,711

Total Short-Term Investments (1.9%) (Cost $28,026,621)		28,027,711

Total Investments (90.1%) (Cost $959,176,054)		1,355,193,835
Other Assets Less Liabilities (9.9%)		149,284,455

Net Assets (100%)		$1,504,478,290

*	Non-income producing.

†	Securities (totaling $855 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,771,571.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	745	June-13	$41,048,484	$41,883,900	$835,416
S&P 500 E-Mini Index	1,169	June-13	88,864,320	91,339,815	2,475,495
S&P MidCap 400 E-Mini Index	294	June-13	32,313,997	33,839,400	1,525,403

					$4,836,314

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$253,928,921	$—	$—	$253,928,921
Consumer Staples	92,284,403	—	—	92,284,403
Energy	73,184,673	—	—	73,184,673
Financials	71,882,163	—	—	71,882,163
Health Care	216,079,744	—	855	216,080,599
Industrials	127,364,266	—	—	127,364,266
Information Technology	428,354,551	—	—	428,354,551
Materials	46,583,981	—	—	46,583,981
Telecommunication Services	16,208,889	—	—	16,208,889
Utilities	1,204,659	—	—	1,204,659
Corporate Bonds
Financials	—	552	—	552
Futures	4,836,314	—	—	4,836,314
Rights
Health Care	88,467	—	—	88,467
Short-Term Investments	—	28,027,711	—	28,027,711

Total Assets	$1,332,001,031	$28,028,263	$855	$1,360,030,149

Total Liabilities	$—	$—	$—	$—

Total	$1,332,001,031	$28,028,263	$855	$1,360,030,149

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks – Health Care
Balance as of 12/31/12	$855
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$855

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$209,131,494
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$229,065,963

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$404,818,846
Aggregate gross unrealized depreciation	(20,611,216)

Net unrealized appreciation	$384,207,630

Federal income tax cost of investments	$970,986,205

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.9%)
Asset-Backed Securities (2.6%)
American Money Management Corp.,
Series 2006-6A A1A
0.513%, 5/3/18(l)§		$878,234	$871,912
AmeriCredit Automobile Receivables Trust,
Series 2012-2 C
2.640%, 10/10/17		255,000	263,124
Series 2012-5 C
1.690%, 11/8/18		610,000	614,400
Auto ABS Compartiment,
Series 2012-2 A
2.800%, 4/27/25	EUR	498,796	649,159
Black Diamond CLO 2005-1 Delaware Corp.,
Series 2005-1A A1A
0.530%, 6/20/17(l)§		$24,330	24,300
BlueMountain CLO Ltd.,
Series 2005-1A A1F
0.528%, 11/15/17(l)§		575,159	570,413
Capital Auto Receivables Trust,
Series 2013-1 D
2.190%, 9/20/21		400,000	399,510
CarMax Auto Owner Trust,
Series 2012-1 D
3.090%, 8/15/18		115,000	119,609
Chesapeake Funding LLC,
Series 2012-1A B
1.803%, 11/7/23(l)§		220,000	221,999
Series 2012-1A C
2.203%, 11/7/23(l)§		200,000	201,394
Cumberland CLO Ltd.,
Series 2005-2A A
0.542%, 11/10/19(l)§		2,720,642	2,704,816
EFS Volunteer LLC,
Series 2010-1 A1
1.151%, 10/26/26(l)§		1,172,965	1,188,980
Ford Credit Floorplan Master Owner Trust,
Series 2010-5 C
2.070%, 9/15/15§		240,000	241,403
Series 2010-5 D
2.410%, 9/15/15§		125,000	125,745
Series 2011-2 C
2.370%, 9/15/15		305,000	306,870
Series 2011-2 D
2.860%, 9/15/15		210,000	211,524
Series 2012-1 C
1.703%, 1/15/16(l)		345,000	346,642
Series 2012-1 D
2.303%, 1/15/16(l)		320,000	322,755
Series 2012-2 C
2.860%, 1/15/19		100,000	104,901
Series 2012-2 D
3.500%, 1/15/19		145,000	154,231
Series 2012-4 C
1.390%, 9/15/16		180,000	180,290
Series 2012-4 D
2.090%, 9/15/16		320,000	322,888
Series 2012-5 C
2.140%, 9/15/19		600,000	610,703
Series 2013-1 D
1.820%, 1/15/18		795,000	794,274
Galaxy CLO Ltd.,
Series 2005-4A A1VB
0.583%, 4/17/17(l)§		339,858	339,608
GSAA Home Equity Trust,
Series 2005-11 2A1
0.484%, 10/25/35(l)		1,039,931	942,151
Series 2006-5 2A1
0.274%, 3/25/36(l)		75,152	38,419
Harvest CLO S.A.,
Series IX A1
0.827%, 3/29/17(l)(m)	EUR	815,291	1,034,058
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2 A1
1.340%, 10/15/43§		$135,000	135,338
Series 2012-T2 A2
1.990%, 10/15/45§		270,000	275,238
Hyundai Auto Receivables Trust,
Series 2012-A D
2.610%, 5/15/18		200,000	205,889
JG Wentworth XXII LLC,
Series 2010-3A A
3.820%, 12/15/48§		1,156,064	1,250,322
JGWPT XXIV LLC,
Series 2011-2A A
4.940%, 9/15/56§		942,175	1,036,672
Kingsland I Ltd.,
Series 2005-1A A1A
0.530%, 6/13/19(l)§		2,415,289	2,402,003
Landmark VII CDO Ltd.,
Series 2006-7A A1L
0.579%, 7/15/18(l)§		3,008,384	2,983,709
Mid-State Trust,
Series 4 A
8.330%, 4/1/30		105,884	112,402
Nelnet Student Loan Trust,
Series 2006-1 A5
0.398%, 8/23/27(l)		1,005,000	981,458
Series 2008-3 A4
1.938%, 11/25/24(l)		345,000	365,452
PFS Financing Corp.,
Series 2012-AA A
1.403%, 2/15/16(l)§		300,000	300,623
Renaissance Home Equity Loan Trust,
Series 2003-3 A
0.704%, 12/25/33(l)		128,509	123,259
Sagamore CLO Ltd.,
Series 2003-1A A2
0.844%, 10/15/15(l)§		142,910	142,892
Santander Drive Auto Receivables Trust,
Series 2012-AA B
1.210%, 10/16/17§		780,000	780,958
Series 2012-AA C
1.780%, 11/15/18§		1,200,000	1,208,551
Series 2013-2 B
1.330%, 3/15/18		1,000,000	999,442
Series 2013-2 C
1.950%, 3/15/19		1,260,000	1,259,568
Scholar Funding Trust,
Series 2011-A A
1.200%, 10/28/43(l)§		1,297,161	1,301,186
Series 2013-A A
0.853%, 1/30/45(b)(l)§		1,410,000	1,403,104
SLM Student Loan Trust,
Series 2003-B A2
0.680%, 3/15/22(l)		696,150	685,581
Series 2004-B A2
0.480%, 6/15/21(l)		791,279	777,689

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-B A2
0.460%, 3/15/23(l)	$1,128,756	$1,107,649
Series 2008-5 A4
2.001%, 7/25/23(l)	740,000	778,864
Series 2008-9 A
1.801%, 4/25/23(l)	12,189,938	12,761,656
Series 2011-B A2
3.740%, 2/15/29§	130,000	140,713
Series 2011-C A2B
4.540%, 10/17/44§	380,000	424,087
Series 2012-A A1
1.603%, 8/15/25(l)§	141,260	143,060
Series 2012-B A2
3.480%, 10/15/30§	910,000	972,409
Series 2012-C A1
1.303%, 8/15/23(l)§	465,011	468,222
Series 2012-C A2
3.310%, 10/15/46§	910,000	969,306
Series 2012-D A2
2.950%, 2/15/46§	1,050,000	1,103,961
Series 2012-E A1
0.953%, 10/16/23(l)§	436,650	437,247
Series 2013-A A2A
1.770%, 5/17/27§	1,130,000	1,121,634
Series 2013-A A2B
1.253%, 5/17/27(b)(l)§	980,000	979,994
Series 2013-A B
2.500%, 3/15/47§	440,000	418,192
Structured Asset Receivables Trust,
Series 2003-2A CTFS
1.989%, 1/21/11(b)(l)§†	976	976
Structured Receivables Finance LLC,
Series 2010-B A
3.730%, 8/15/36§	667,556	712,376
World Financial Network Credit Card Master Trust,
Series 2012-C A
2.230%, 8/15/22	740,000	759,701
Series 2012-D A
2.150%, 4/17/23	955,000	968,180

		56,905,641

Non-Agency CMO (5.3%)
Alternative Loan Trust,
Series 2006-OA22 A1
0.364%, 2/25/47(l)	325,620	254,699
Series 2006-OA6 1A2
0.414%, 7/25/46(l)	199,896	156,643
Series 2007-OH1 A1D
0.414%, 4/25/47(l)	341,663	215,897
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.291%, 10/25/34(l)	164,435	160,689
Banc of America Commercial Mortgage, Inc.,
Series 2006-5 AM
5.448%, 9/10/47	190,000	199,102
Series 2007-1 AMFX
5.482%, 1/15/49(l)	45,000	49,325
Series 2007-3 A4
5.623%, 6/10/49(l)	920,000	1,053,146
Series 2007-3 AM
5.623%, 6/10/49(l)	345,000	391,631
Banc of America Large Loan Trust,
Series 2010-HLTN
2.503%, 11/15/15(l)§	8,167,073	8,211,722
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.614%, 6/24/50(l)§	2,200,000	2,494,250
Series 2010-UB4 A4A
5.012%, 12/20/41(l)§†	234,407	246,652
Series 2012-CLRN A
1.353%, 8/15/29(l)§	240,000	241,991
BB-UBS Trust,
Series 2012-SHOW XA
0.596%, 11/5/36 IO(l)§	6,280,000	381,309
Series 2012-TFT A
2.892%, 6/5/30§	420,000	427,237
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T12 A4
4.680%, 8/13/39(l)	1,302,423	1,314,957
Series 2005-PW10 AM
5.449%, 12/11/40(l)	210,000	230,108
CHL Mortgage Pass-Through Trust,
Series 2006-OA5 2A1
0.404%, 4/25/46(l)	371,413	261,180
Citigroup Commercial Mortgage Trust, Inc.,
0.000%, 1/14/30	8,730,000	293,677
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1 1A1
2.550%, 10/25/35(l)	4,455,845	4,025,346
COMM 2010-RR1 Mortgage Trust,
Series 2010-RR1 GEB
5.543%, 12/11/49(l)§	200,000	223,962
Commercial Mortgage Pass Through Certificates,
Series 2006-C8 AM
5.347%, 12/10/46	385,000	433,500
Series 2010-C1 A1
3.156%, 7/10/46§	7,103,084	7,447,787
Series 2012-CR1 XA
2.254%, 5/15/45 IO(l)	3,886,901	538,007
Series 2012-LTRT A2
3.400%, 10/5/30§	780,000	798,037
Series 2013-CR6 XA
1.710%, 3/10/46 IO(l)	4,840,000	427,748
Series 2013-GAM A2
3.367%, 2/10/28§	430,000	442,336
Credit Suisse Mortgage Capital Certificates,
Series 2006-C3 AM
5.804%, 6/15/38(l)	290,000	316,495
Series 2006-C5 A3
5.311%, 12/15/39	500,000	560,684
Series 2008-C1 A2
6.024%, 2/15/41(l)	155,191	161,303
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	4,800,000	5,534,837
Series 2010-RR1 3A
5.623%, 6/10/49(l)§	4,800,000	5,484,653
Series 2010-RR2 2A
5.764%, 9/15/39(l)§	1,630,000	1,873,158
Series 2010-RR7 2A
5.467%, 9/18/39(l)§	2,729,301	3,068,021
Series 2011-4R 5A1
4.127%, 5/27/36(l)§	2,084,933	1,987,940

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2011-4R 6A1
2.950%, 5/27/36(l)§		$883,421	$857,393
CS First Boston Mortgage Securities Corp.,
Series 2005-C3 AJ
4.771%, 7/15/37		370,000	380,264
DBRR Trust,
Series 2011-C32 A3A
5.732%, 6/17/49(l)§		500,000	575,899
Series 2012-EZ1 A
0.946%, 9/25/45§		1,310,838	1,314,364
EMF-NL B.V.,
Series 2008-2X A2
1.202%, 7/17/41(l)(m)	EUR	1,200,000	1,118,917
Extended Stay America Trust,
Series 2013-ESFL CFL
1.704%, 12/5/31(l)§		$1,000,000	1,000,602
Series 2013-ESHL A27
2.958%, 12/5/31§		335,000	339,377
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A
0.553%, 11/15/31(l)		358,606	343,422
GMAC Commercial Mortgage Securities, Inc.,
Series 2006-C1 AM
5.290%, 11/10/45(l)		330,000	354,951
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG11 A4
5.736%, 12/10/49		160,000	184,593
Series 2007-GG11 AM
5.867%, 12/10/49(l)		490,000	552,809
Series 2007-GG9 AM
5.475%, 3/10/39		130,000	144,509
GS Mortgage Securities Corp. II,
Series 2006-GG8 AM
5.591%, 11/10/39		140,000	158,417
Series 2007-GG10 A4
5.787%, 8/10/45(l)		190,000	217,429
Series 2010-C1 A2
4.592%, 8/10/43§		6,200,000	7,094,923
Series 2013-KING XA
0.729%, 12/10/27 IO(l)§		3,668,234	151,179
Series 2013-KYO XB1
3.249%, 11/8/29 IO(l)§		2,665,000	182,587
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.662%, 9/25/35(l)		972,961	986,908
Series 2006-AR2 2A1
2.889%, 4/25/36(l)		544,548	510,906
Homebanc Mortgage Trust,
Series 2005-4 A1
0.474%, 10/25/35(l)		531,307	456,675
Impac CMB Trust,
Series 2003-8 2A1
1.104%, 10/25/33(l)		71,995	70,431
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CB8 A1A
4.158%, 1/12/39§		749,226	765,544
Series 2006-CB14
5.451%, 12/12/44(l)		120,000	129,823
Series 2008-C2 ASB
6.125%, 2/12/51(l)		465,979	507,696
Series 2012-CBX XA
2.044%, 6/15/45 IO(l)		1,809,156	206,091
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.993%, 8/25/34(l)		583,974	594,634
Series 2006-S2 2A2
5.875%, 6/25/21		76,456	73,863
Series 2007-A1 3A3
3.030%, 7/25/35(l)		615,249	623,503
Series 2007-S1 1A2
5.500%, 3/25/22		72,963	71,163
LB-UBS Commercial Mortgage Trust,
Series 2004-C7 A1A
4.475%, 10/15/29		905,570	949,949
Series 2005-C2 AJ
5.205%, 4/15/30(l)		265,000	280,944
Series 2006-C4 AM
5.886%, 6/15/38(l)		240,000	268,656
Series 2006-C7 AM
5.378%, 11/15/38		230,000	257,202
Series 2007-C1 A4
5.424%, 2/15/40		4,000,000	4,570,204
Series 2007-C6 A4
5.858%, 7/15/40(l)		820,000	948,605
Series 2007-C7 A3
5.866%, 9/15/45(l)		1,070,000	1,234,719
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
1.968%, 12/25/32(l)		130,562	129,424
Series 2005-A10 A
0.414%, 2/25/36(l)		1,608,061	1,401,997
Merrill Lynch Mortgage Trust,
Series 2005-CKI1 AJ
5.274%, 11/12/37(l)		365,000	386,094
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9 A4
5.700%, 9/12/49		1,910,000	2,208,994
Morgan Stanley Capital I Trust,
Series 2007-IQ13 AM
5.406%, 3/15/44		230,000	255,833
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§		7,000,000	6,987,130
Series 2007-HQ12 A2FX
5.575%, 4/12/49(l)		792,160	816,244
Series 2007-IQ14 A2FX
5.610%, 4/15/49		1,058,541	1,067,937
Series 2012-C4 XA
2.691%, 3/15/45 IO(l)§		3,259,274	457,446
Morgan Stanley Re-remic Trust,
2.000%, 7/27/49§		447,803	453,401
Series 2009-GG10 A4A
5.787%, 8/12/45(l)§		1,800,000	2,068,168
Series 2011-IO A
2.500%, 3/23/51§		267,500	270,175
Series 2012-IO AXB1
1.000%, 3/29/51§†		269,372	268,856
Series 2012-IO AXB2
1.000%, 3/29/51§†		240,000	232,163

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	$6,500,000	$7,453,922
RBSCF Trust,
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	2,500,000	2,865,138
Series 2010-RR4 CMLA
6.005%, 12/16/49(l)§	1,234,000	1,452,915
S2 Hospitality LLC,
Series 2012-LV1 A
4.500%, 4/15/25§	244,350	244,418
Sequoia Mortgage Trust,
Series 10 2A1
0.963%, 10/20/27(l)	40,346	38,927
Series 2003-4 2A1
0.553%, 7/20/33(l)	135,535	132,220
STRIPs 2012-1 Ltd.,
Series 2012-1A A
1.500%, 12/25/44§†	816,306	806,776
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16 3A1
2.816%, 11/25/34(l)	1,021,325	1,042,804
Structured Asset Mortgage Investments Trust,
Series 2005-AR5 A1
0.453%, 7/19/35(l)	368,569	354,042
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3 12A1
0.424%, 5/25/36(l)	1,307,748	909,476
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A
1.577%, 8/25/42(l)	67,016	65,926
Series 2003-AR1 A5
2.211%, 3/25/33(l)	572,058	595,520
Wells Fargo Re-Remic Trust,
Series 2012-IO A
1.750%, 8/20/21§	476,320	476,768
WF-RBS Commercial Mortgage Trust,
Series 2013-C11 A4
3.037%, 3/15/45	500,000	513,799
Series 2013-C12 XA
1.852%, 12/15/45 IO(l)§	4,144,135	502,590
1.677%, 3/15/48 IO(l)	5,040,000	520,879

		113,367,162

Total Asset-Backed and Mortgage-Backed Securities		170,272,803

Corporate Bonds (25.5%)
Consumer Discretionary (1.4%)
Auto Components (0.0%)
BorgWarner, Inc.
4.625%, 9/15/20	220,000	242,037
Johnson Controls, Inc.
4.250%, 3/1/21	310,000	339,632

		581,669

Automobiles (0.0%)
Ford Motor Co.
4.750%, 1/15/43	411,000	383,011

Hotels, Restaurants & Leisure (0.1%)
Carnival Corp.
1.875%, 12/15/17	150,000	150,082
Darden Restaurants, Inc.
4.500%, 10/15/21	150,000	156,816
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	106,739
5.375%, 8/15/21	100,000	111,132
International Game Technology
5.500%, 6/15/20	100,000	107,624
Marriott International, Inc.
3.250%, 9/15/22	250,000	249,963
McDonald’s Corp.
5.800%, 10/15/17	250,000	300,974
3.500%, 7/15/20	160,000	176,168
3.625%, 5/20/21	100,000	110,483
Starbucks Corp.
6.250%, 8/15/17	100,000	119,933
Virgin River Hotel & Casino
6.500%, 1/15/18†	1,526,000	76
Wyndham Worldwide Corp.
2.500%, 3/1/18	200,000	201,000
Yum! Brands, Inc.
4.250%, 9/15/15	100,000	107,219
5.300%, 9/15/19	150,000	174,580

		2,072,789

Household Durables (0.1%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	200,000	220,673
NVR, Inc.
3.950%, 9/15/22	150,000	154,073
Tupperware Brands Corp.
4.750%, 6/1/21	100,000	105,757
Whirlpool Corp.
8.600%, 5/1/14	100,000	108,030
4.850%, 6/15/21	100,000	109,968

		698,501

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	300,000	333,750
QVC, Inc.
4.375%, 3/15/23§	125,000	125,105
5.950%, 3/15/43§	76,000	74,692

		533,547

Leisure Equipment & Products (0.0%)
Mattel, Inc.
3.150%, 3/15/23	100,000	100,381

Media (0.9%)
CBS Corp.
8.875%, 5/15/19	250,000	334,504
5.750%, 4/15/20	380,000	448,503
CC Holdings GS V LLC
3.849%, 4/15/23§	323,000	325,972
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. Term Loan
3.460%, 9/6/16	319,849	320,869
Comcast Corp.
6.500%, 1/15/15	1,369,000	1,509,634
5.900%, 3/15/16	300,000	342,916
6.500%, 1/15/17	300,000	357,980
5.875%, 2/15/18	777,000	938,188
5.700%, 5/15/18	300,000	361,368
3.125%, 7/15/22	250,000	255,882

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.650%, 7/15/42	$753,000	$770,244
COX Communications, Inc.
5.500%, 10/1/15	150,000	167,295
3.250%, 12/15/22§	856,000	859,869
8.375%, 3/1/39§	840,000	1,222,809
4.700%, 12/15/42§	20,000	19,691
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	204,489
3.500%, 3/1/16	300,000	318,398
5.875%, 10/1/19	200,000	236,937
5.200%, 3/15/20	130,000	148,344
4.600%, 2/15/21	300,000	325,547
5.000%, 3/1/21	200,000	222,523
Discovery Communications LLC
3.700%, 6/1/15	200,000	212,087
5.050%, 6/1/20	200,000	230,892
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	200,000	198,500
NBCUniversal Media LLC
3.650%, 4/30/15	300,000	317,788
5.150%, 4/30/20	966,000	1,138,457
4.375%, 4/1/21	300,000	335,728
2.875%, 1/15/23	599,000	590,415
News America, Inc.
4.500%, 2/15/21	500,000	564,041
3.000%, 9/15/22	200,000	198,343
Omnicom Group, Inc.
5.900%, 4/15/16	200,000	226,557
4.450%, 8/15/20	200,000	216,856
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	300,000	384,099
Thomson Reuters Corp.
5.700%, 10/1/14	300,000	321,418
4.700%, 10/15/19	150,000	169,867
Time Warner Cable, Inc.
5.850%, 5/1/17	750,000	870,377
5.000%, 2/1/20	200,000	227,574
4.000%, 9/1/21	250,000	265,277
4.500%, 9/15/42	625,000	568,141
Time Warner, Inc.
5.875%, 11/15/16	500,000	581,425
4.875%, 3/15/20	250,000	284,388
4.700%, 1/15/21	150,000	167,982
3.400%, 6/15/22	100,000	102,237
Viacom, Inc.
4.375%, 9/15/14	400,000	419,927
5.625%, 9/15/19	250,000	298,586
Walt Disney Co.
5.500%, 3/15/19	300,000	362,328
2.750%, 8/16/21	150,000	153,522
2.350%, 12/1/22	250,000	245,859
WPP Finance 2010
3.625%, 9/7/22	150,000	149,011
WPP Finance UK Corp.
8.000%, 9/15/14	250,000	274,123

		19,767,767

Multiline Retail (0.2%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	107,506
Kohl’s Corp.
6.250%, 12/15/17	100,000	116,167
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	169,600
5.900%, 12/1/16	143,000	165,522
7.450%, 7/15/17	662,000	814,260
2.875%, 2/15/23	470,000	453,550
Nordstrom, Inc.
6.750%, 6/1/14	100,000	107,109
4.750%, 5/1/20	100,000	116,140
4.000%, 10/15/21	100,000	111,233
Target Corp.
6.000%, 1/15/18	400,000	486,137
2.900%, 1/15/22	150,000	154,485

		2,801,709

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	250,000	266,642
Home Depot, Inc.
5.400%, 3/1/16	500,000	565,467
4.400%, 4/1/21	250,000	287,632
Lowe’s Cos., Inc.
2.125%, 4/15/16	200,000	208,384
4.625%, 4/15/20	300,000	345,093
O’Reilly Automotive, Inc.
4.625%, 9/15/21	100,000	110,803
TJX Cos., Inc.
6.950%, 4/15/19	145,000	185,113

		1,969,134

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	200,000	210,320

Total Consumer Discretionary		29,118,828

Consumer Staples (1.4%)
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	250,000	252,952
4.125%, 1/15/15	630,000	668,587
2.875%, 2/15/16	200,000	211,794
1.375%, 7/15/17	69,000	69,546
7.750%, 1/15/19	250,000	329,221
5.375%, 1/15/20	250,000	300,364
2.500%, 7/15/22	500,000	490,481
Beam, Inc.
6.375%, 6/15/14	100,000	106,764
Bottling Group LLC
5.500%, 4/1/16	200,000	227,078
Brown-Forman Corp.
2.500%, 1/15/16	150,000	156,854
Coca-Cola Co.
0.750%, 3/13/15	100,000	100,623
1.500%, 11/15/15	250,000	255,713
1.800%, 9/1/16	400,000	413,979
1.150%, 4/1/18	250,000	249,725
3.150%, 11/15/20	250,000	269,977
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	100,000	102,800
3.250%, 8/19/21	100,000	103,792
Diageo Capital plc
5.750%, 10/23/17	250,000	298,191
Diageo Finance B.V.
3.250%, 1/15/15	200,000	208,820

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.300%, 10/28/15	$250,000	$277,938
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	200,000	208,059
3.200%, 11/15/21	100,000	103,573
PepsiCo, Inc.
0.700%, 8/13/15	100,000	100,137
0.700%, 2/26/16	75,000	75,003
7.900%, 11/1/18	500,000	665,430
4.500%, 1/15/20	400,000	461,532
Pernod-Ricard S.A.
4.450%, 1/15/22§	320,000	352,770

		7,061,703

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	150,000	175,853
1.700%, 12/15/19	250,000	251,277
CVS Caremark Corp.
4.875%, 9/15/14	100,000	106,137
3.250%, 5/18/15	350,000	368,130
4.750%, 5/18/20	350,000	404,600
CVS Pass-Through Trust
7.507%, 1/10/32§	5,243,459	6,847,935
Delhaize Group S.A.
4.125%, 4/10/19	100,000	105,543
Kroger Co.
6.400%, 8/15/17	250,000	297,445
Safeway, Inc.
5.000%, 8/15/19	400,000	447,543
Walgreen Co.
1.800%, 9/15/17	150,000	151,705
5.250%, 1/15/19	100,000	116,770
3.100%, 9/15/22	200,000	198,997
Wal-Mart Stores, Inc.
2.875%, 4/1/15	750,000	786,468
5.800%, 2/15/18	500,000	607,762
3.250%, 10/25/20	200,000	214,665

		11,080,830

Food Products (0.4%)
Bunge Ltd. Finance Corp.
5.350%, 4/15/14	400,000	417,508
Campbell Soup Co.
3.375%, 8/15/14	100,000	103,926
ConAgra Foods, Inc.
5.819%, 6/15/17	200,000	231,975
1.900%, 1/25/18	125,000	126,091
3.200%, 1/25/23	200,000	198,584
General Mills, Inc.
0.875%, 1/29/16	80,000	80,095
5.650%, 2/15/19	250,000	300,958
Hershey Co.
4.850%, 8/15/15	250,000	273,626
Hormel Foods Corp.
4.125%, 4/15/21	100,000	111,312
Ingredion, Inc.
3.200%, 11/1/15	100,000	104,925
4.625%, 11/1/20	100,000	111,239
J.M. Smucker Co.
3.500%, 10/15/21	200,000	210,278
Kellogg Co.
4.000%, 12/15/20	250,000	277,810
Kraft Foods Group, Inc.
3.500%, 6/6/22	500,000	519,866
5.000%, 6/4/42	307,000	327,529
McCormick & Co., Inc.
3.900%, 7/15/21	75,000	81,647
Mead Johnson Nutrition Co.
3.500%, 11/1/14	100,000	103,941
4.900%, 11/1/19	200,000	227,889
Mondelez International, Inc.
4.125%, 2/9/16	350,000	380,371
6.500%, 8/11/17	1,030,000	1,242,574
6.125%, 2/1/18	500,000	599,616
5.375%, 2/10/20	500,000	591,913
Tyson Foods, Inc.
4.500%, 6/15/22	1,000,000	1,086,000

		7,709,673

Household Products (0.1%)
Clorox Co.
3.550%, 11/1/15	250,000	264,916
Colgate-Palmolive Co.
3.150%, 8/5/15	300,000	318,483
Energizer Holdings, Inc.
4.700%, 5/19/21	150,000	159,270
Kimberly-Clark Corp.
6.125%, 8/1/17	250,000	303,027
7.500%, 11/1/18	100,000	132,532
3.875%, 3/1/21	105,000	117,551
Procter & Gamble Co.
3.150%, 9/1/15	350,000	371,793
4.700%, 2/15/19	500,000	588,401

		2,255,973

Personal Products (0.0%)
Avon Products, Inc.
5.000%, 3/15/23	250,000	255,307

Tobacco (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	220,000	304,417
4.750%, 5/5/21	250,000	280,819
2.850%, 8/9/22	250,000	243,740
Lorillard Tobacco Co.
3.500%, 8/4/16	110,000	115,908
6.875%, 5/1/20	250,000	303,267
Philip Morris International, Inc.
5.650%, 5/16/18	650,000	778,815
2.500%, 8/22/22	100,000	98,463
2.625%, 3/6/23	100,000	97,833
Reynolds American, Inc.
6.750%, 6/15/17	300,000	360,424
3.250%, 11/1/22	200,000	197,568

		2,781,254

Total Consumer Staples		31,144,740

Energy (2.4%)
Energy Equipment & Services (0.3%)
Cameron International Corp.
4.500%, 6/1/21	150,000	167,757
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	127,371
Ensco plc
3.250%, 3/15/16	250,000	265,325
4.700%, 3/15/21	400,000	442,562

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Halliburton Co.
6.150%, 9/15/19	$250,000	$313,860
Pride International, Inc.
6.875%, 8/15/20	360,000	446,467
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	160,300
Transocean, Inc.
4.950%, 11/15/15	250,000	271,796
5.050%, 12/15/16	130,000	144,867
2.500%, 10/15/17	710,000	719,040
6.000%, 3/15/18	1,668,000	1,891,028
6.500%, 11/15/20	250,000	289,705
Weatherford International Ltd.
5.500%, 2/15/16	299,000	326,177
9.625%, 3/1/19	300,000	390,646

		5,956,901

Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,131,000	1,297,087
8.700%, 3/15/19	300,000	403,584
Apache Corp.
5.625%, 1/15/17	200,000	232,619
3.250%, 4/15/22	200,000	206,628
Buckeye Partners LP
4.875%, 2/1/21	200,000	214,011
Canadian Natural Resources Ltd.
5.700%, 5/15/17	400,000	465,474
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	105,058
5.700%, 10/15/19	200,000	240,781
Chevron Corp.
1.104%, 12/5/17	200,000	200,707
4.950%, 3/3/19	250,000	299,399
2.355%, 12/5/22	150,000	148,944
ConocoPhillips Co.
4.600%, 1/15/15	500,000	535,888
1.050%, 12/15/17	100,000	99,749
5.750%, 2/1/19	250,000	306,982
6.000%, 1/15/20	250,000	312,412
Devon Energy Corp.
2.400%, 7/15/16	150,000	155,500
4.000%, 7/15/21	200,000	214,552
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	341,238
Enbridge, Inc.
5.800%, 6/15/14	300,000	321,458
EnCana Corp.
6.500%, 5/15/19	245,000	299,490
Energy Transfer Partners LP
9.000%, 4/15/19	300,000	394,877
5.200%, 2/1/22	300,000	335,971
3.600%, 2/1/23	550,000	546,194
6.500%, 2/1/42	500,000	578,429
Enterprise Products Operating LLC
1.250%, 8/13/15	122,000	122,792
3.200%, 2/1/16	400,000	423,906
5.250%, 1/31/20	100,000	117,290
3.350%, 3/15/23	350,000	355,949
4.450%, 2/15/43	210,000	202,445
EOG Resources, Inc.
2.950%, 6/1/15	250,000	262,266
5.625%, 6/1/19	100,000	122,521
4.100%, 2/1/21	250,000	281,646
EQT Corp.
8.125%, 6/1/19	200,000	246,833
Gazprom S.A. (Gaz Capital S.A.)
8.146%, 4/11/18§	1,800,000	2,182,500
9.250%, 4/23/19(m)	300,000	389,250
Husky Energy, Inc.
5.900%, 6/15/14	335,000	356,514
Kinder Morgan Energy Partners LP
5.625%, 2/15/15	100,000	108,421
6.000%, 2/1/17	200,000	232,221
6.850%, 2/15/20	250,000	312,415
3.950%, 9/1/22	250,000	264,971
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	185,816
4.250%, 2/1/21	100,000	110,133
Marathon Oil Corp.
2.800%, 11/1/22	200,000	194,578
Marathon Petroleum Corp.
3.500%, 3/1/16	130,000	139,001
5.125%, 3/1/21	150,000	174,606
Murphy Oil Corp.
2.500%, 12/1/17	474,000	476,177
4.000%, 6/1/22	306,000	304,010
3.700%, 12/1/22	636,000	613,975
5.125%, 12/1/42	80,000	73,781
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	386,401
Nexen, Inc.
6.200%, 7/30/19	100,000	124,036
5.875%, 3/10/35	20,000	24,173
6.400%, 5/15/37	210,000	270,939
7.500%, 7/30/39	660,000	966,339
Noble Energy, Inc.
4.150%, 12/15/21	250,000	275,713
Noble Holding International Ltd.
3.050%, 3/1/16	150,000	156,401
2.500%, 3/15/17	225,000	232,134
4.625%, 3/1/21	200,000	216,615
3.950%, 3/15/22	210,000	216,352
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	105,206
4.125%, 6/1/16	150,000	165,926
4.100%, 2/1/21	300,000	337,747
ONEOK Partners LP
3.250%, 2/1/16	100,000	105,564
8.625%, 3/1/19	100,000	132,587
3.375%, 10/1/22	100,000	99,468
PC Financial Partnership
5.000%, 11/15/14	500,000	533,097
Petrobras International Finance Co.
3.875%, 1/27/16	2,940,000	3,065,020
3.500%, 2/6/17	250,000	257,231
7.875%, 3/15/19	350,000	423,504
5.750%, 1/20/20	475,000	520,356
5.375%, 1/27/21	750,000	808,097
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	283,463
Petroleos Mexicanos
4.875%, 3/15/15	350,000	375,375
8.000%, 5/3/19	500,000	642,015
6.000%, 3/5/20	620,000	730,050

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
3.500%, 1/30/23§		$225,000	$223,875
Phillips 66
4.300%, 4/1/22		400,000	438,908
Pioneer Natural Resources Co.
6.875%, 5/1/18		150,000	182,664
3.950%, 7/15/22		200,000	208,442
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15		250,000	269,145
8.750%, 5/1/19		100,000	135,452
5.000%, 2/1/21		100,000	115,756
Shell International Finance B.V.
3.100%, 6/28/15		6,600,000	6,984,758
4.300%, 9/22/19		200,000	231,412
4.375%, 3/25/20		100,000	115,910
2.375%, 8/21/22		200,000	198,309
Southwestern Energy Co.
7.500%, 2/1/18		200,000	245,539
4.100%, 3/15/22		500,000	528,185
Spectra Energy Capital LLC
6.200%, 4/15/18		200,000	240,830
8.000%, 10/1/19		100,000	131,579
Statoil ASA
2.900%, 10/15/14		500,000	519,013
1.200%, 1/17/18		100,000	100,313
5.250%, 4/15/19		250,000	301,632
Talisman Energy, Inc.
7.750%, 6/1/19		200,000	253,561
Total Capital International S.A.
2.875%, 2/17/22		250,000	258,233
Total Capital S.A.
3.125%, 10/2/15		400,000	423,933
4.450%, 6/24/20		100,000	114,959
4.125%, 1/28/21		200,000	225,071
TransCanada PipeLines Ltd.
3.400%, 6/1/15		200,000	211,646
7.125%, 1/15/19		400,000	508,373
2.500%, 8/1/22		175,000	169,881
6.350%, 5/15/67(l)		100,000	106,750
Valero Energy Corp.
6.125%, 2/1/20		365,000	442,463
6.625%, 6/15/37		73,000	89,326
Western Gas Partners LP
5.375%, 6/1/21		900,000	1,020,346
4.000%, 7/1/22		250,000	258,028
Williams Cos., Inc.
7.875%, 9/1/21		324,000	412,324
3.700%, 1/15/23		255,000	253,932
Williams Partners LP
3.800%, 2/15/15		200,000	210,960
5.250%, 3/15/20		310,000	353,455
4.000%, 11/15/21		100,000	105,352
XTO Energy, Inc.
6.250%, 8/1/17		200,000	245,888

			44,801,061

Total Energy			50,757,962

Financials (13.1%)
Capital Markets (1.8%)
Ameriprise Financial, Inc.
5.650%, 11/15/15		150,000	168,897
7.300%, 6/28/19		90,000	117,905
5.300%, 3/15/20		100,000	119,025
Bank of New York Mellon Corp.
3.100%, 1/15/15		500,000	522,911
1.200%, 2/20/15		85,000	86,032
5.450%, 5/15/19		200,000	241,325
4.150%, 2/1/21		200,000	224,470
3.550%, 9/23/21		100,000	108,432
Bear Stearns Cos. LLC
5.300%, 10/30/15		829,000	911,812
BlackRock, Inc.
3.500%, 12/10/14		250,000	262,474
5.000%, 12/10/19		200,000	236,618
Charles Schwab Corp.
4.450%, 7/22/20		100,000	113,539
3.225%, 9/1/22		100,000	102,056
Deutsche Bank AG/London
3.875%, 8/18/14		500,000	522,471
6.000%, 9/1/17		500,000	593,589
Eaton Vance Corp.
6.500%, 10/2/17		100,000	119,811
Goldman Sachs Group, Inc.
6.000%, 5/1/14		575,000	606,188
5.125%, 1/15/15		3,500,000	3,746,552
0.575%, 5/18/15(l)	EUR	100,000	126,914
5.350%, 1/15/16		$1,000,000	1,108,821
3.625%, 2/7/16		1,000,000	1,062,020
5.625%, 1/15/17		300,000	337,535
6.250%, 9/1/17		750,000	881,113
6.150%, 4/1/18		750,000	885,942
7.500%, 2/15/19		1,300,000	1,625,494
5.375%, 3/15/20		1,000,000	1,140,740
5.250%, 7/27/21		725,000	821,925
5.750%, 1/24/22		967,000	1,113,347
3.625%, 1/22/23		1,170,000	1,175,043
Jefferies Group LLC
8.500%, 7/15/19		300,000	373,581
5.125%, 1/20/23		50,000	52,914
Lazard Group LLC
7.125%, 5/15/15		200,000	221,000
Lehman Brothers Holdings, Inc.
0.000%, 12/23/12		10,200,000	2,690,250
5.625%, 1/24/13(h)*		5,000,000	1,337,500
6.750%, 12/28/17(b)(h)*†		1,297,000	—
Merrill Lynch & Co., Inc.
5.700%, 5/2/17		750,000	837,266
6.875%, 4/25/18		1,000,000	1,206,690
Morgan Stanley
6.000%, 5/13/14		700,000	738,799
6.000%, 4/28/15		45,000	49,112
4.000%, 7/24/15		1,500,000	1,583,606
5.550%, 4/27/17		1,000,000	1,132,160
5.950%, 12/28/17		500,000	580,946
7.300%, 5/13/19		1,200,000	1,489,955
5.750%, 1/25/21		750,000	862,943
5.500%, 7/28/21		150,000	171,987
3.750%, 2/25/23		300,000	301,106
Nomura Holdings, Inc.
5.000%, 3/4/15		300,000	319,211
4.125%, 1/19/16		100,000	105,840
6.700%, 3/4/20		203,000	241,742

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Northern Trust Corp.
3.450%, 11/4/20		$200,000	$215,511
Raymond James Financial, Inc.
4.250%, 4/15/16		100,000	106,327
8.600%, 8/15/19		100,000	128,755
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,922,452	2,027,306
TD Ameritrade Holding Corp.
5.600%, 12/1/19		100,000	121,026
Tiers Trust
Series 2012-01
2.043%, 5/12/14(l)§†		1,676,000	1,669,715

			37,648,249

Commercial Banks (4.0%)
American Express Centurion Bank
6.000%, 9/13/17		400,000	474,328
Australia & New Zealand Banking Group Ltd./New York
0.900%, 2/12/16		250,000	250,662
Banco do Brasil S.A./Cayman Islands
4.500%, 1/22/15§		50,000	51,995
3.875%, 10/10/22		300,000	289,394
3.058%, 7/2/14(l)(m)		100,000	101,543
Banco Santander S.A./Chile
1.902%, 1/19/16(l)§		7,600,000	7,408,979
Bancolombia S.A.
4.250%, 1/12/16		250,000	261,846
Bank of Montreal
0.800%, 11/6/15		150,000	149,863
1.400%, 9/11/17		300,000	299,930
2.550%, 11/6/22		150,000	146,597
Bank of Nova Scotia
3.400%, 1/22/15		200,000	209,665
0.750%, 10/9/15		250,000	249,557
0.950%, 3/15/16		400,000	401,005
Barclays Bank plc
5.000%, 9/22/16		400,000	450,841
5.140%, 10/14/20		500,000	536,553
BB&T Corp.
3.200%, 3/15/16		400,000	423,971
1.450%, 1/12/18		150,000	149,392
5.250%, 11/1/19		300,000	348,963
BBVA Senior Finance S.A.U.
3.250%, 5/16/14		200,000	201,214
4.664%, 10/9/15		200,000	204,371
BNP Paribas S.A.
3.250%, 3/11/15		600,000	622,126
5.000%, 1/15/21		500,000	563,738
3.250%, 3/3/23		250,000	241,776
Canadian Imperial Bank of Commerce
2.600%, 7/2/15§		870,000	908,627
2.350%, 12/11/15		200,000	208,099
Comerica Bank
5.750%, 11/21/16		250,000	288,820
Commonwealth Bank of Australia/New York
1.250%, 9/18/15		500,000	504,701
1.900%, 9/18/17		500,000	511,873
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
1.700%, 3/19/18		250,000	248,500
3.950%, 11/9/22		250,000	251,620
Credit Suisse AG/New York
6.000%, 2/15/18		250,000	288,915
5.300%, 8/13/19		100,000	117,727
4.375%, 8/5/20		400,000	449,862
DnB Bank ASA
3.200%, 4/3/17§		4,300,000	4,542,170
Fifth Third Bancorp
3.625%, 1/25/16		250,000	266,583
5.450%, 1/15/17		250,000	279,284
First Horizon National Corp.
5.375%, 12/15/15		100,000	109,094
First Niagara Financial Group, Inc.
7.250%, 12/15/21		150,000	182,696
HSBC Bank S.A./Brasil
4.000%, 5/11/16§		1,150,000	1,196,000
HSBC Bank USA/New York
6.000%, 8/9/17		250,000	294,699
4.875%, 8/24/20		500,000	561,185
HSBC Holdings plc
4.000%, 3/30/22		500,000	537,515
Huntington BancShares, Inc.
7.000%, 12/15/20		25,000	31,121
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18		200,000	192,676
JPMorgan Chase Bank N.A.
0.879%, 5/31/17(l)	EUR	3,800,000	4,783,351
6.000%, 10/1/17		$6,200,000	7,324,944
4.375%, 11/30/21(b)(l)(m)	EUR	400,000	531,968
KeyBank N.A./Ohio
7.413%, 5/6/15		$400,000	452,523
KfW
1.375%, 7/15/13		1,045,000	1,048,530
2.625%, 3/3/15		500,000	521,217
1.250%, 10/26/15		750,000	764,524
2.625%, 2/16/16		1,000,000	1,060,643
0.500%, 4/19/16		600,000	599,111
4.875%, 1/17/17		1,324,000	1,527,656
1.250%, 2/15/17		500,000	508,855
0.875%, 9/5/17		200,000	199,756
4.500%, 7/16/18		500,000	586,598
4.875%, 6/17/19		500,000	604,571
4.000%, 1/27/20		500,000	580,537
2.750%, 9/8/20		1,000,000	1,077,398
6.250%, 5/19/21	AUD	6,200,000	7,281,012
2.625%, 1/25/22		$500,000	523,300
2.125%, 1/17/23		650,000	647,272
Landwirtschaftliche Rentenbank
3.125%, 7/15/15		500,000	529,405
2.500%, 2/15/16		1,000,000	1,054,197
1.375%, 10/23/19		57,000	56,932
Mellon Funding Corp.
5.000%, 12/1/14		250,000	267,150
National Australia Bank Ltd./New York
2.750%, 3/9/17		300,000	315,163
3.000%, 1/20/23		250,000	247,242
Nordea Bank AB
1.205%, 1/14/14(l)§		5,800,000	5,841,743
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		500,000	558,533
PNC Bank N.A.
4.875%, 9/21/17		300,000	343,215
2.700%, 11/1/22		250,000	241,571

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal	Value
	Amount	(Note 1)
PNC Funding Corp.
3.625%, 2/8/15	$750,000	$788,731
5.625%, 2/1/17	300,000	342,329
5.125%, 2/8/20	100,000	117,283
4.375%, 8/11/20	100,000	112,459
Rabobank Nederland N.V.
3.875%, 2/8/22	500,000	525,665
Royal Bank of Canada
0.800%, 10/30/15	200,000	200,022
2.625%, 12/15/15	350,000	366,692
2.300%, 7/20/16	200,000	208,610
1.500%, 1/16/18	250,000	252,047
Royal Bank of Scotland Group plc
5.050%, 1/8/15	2,100,000	2,165,730
6.400%, 10/21/19	275,000	326,545
Royal Bank of Scotland plc
3.950%, 9/21/15	500,000	531,291
5.625%, 8/24/20	250,000	290,593
Santander Holdings USA, Inc./Pennsylvania
4.625%, 4/19/16	100,000	107,585
Sberbank (SB Capital S.A.)
5.499%, 7/7/15(b)(m)	2,250,000	2,404,385
Sumitomo Mitsui Banking Corp.
1.800%, 7/18/17	250,000	254,308
3.200%, 7/18/22	250,000	251,632
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	250,000	309,647
Svenska Handelsbanken AB
3.125%, 7/12/16	250,000	265,357
Toronto-Dominion Bank
2.500%, 7/14/16	350,000	366,598
2.375%, 10/19/16	200,000	209,234
U.S. Bancorp
4.200%, 5/15/14	750,000	782,461
2.450%, 7/27/15	250,000	260,658
2.950%, 7/15/22	250,000	249,426
U.S. Bank N.A./Ohio
4.950%, 10/30/14	400,000	427,480
UBS AG/Connecticut
3.875%, 1/15/15	250,000	264,159
5.875%, 7/15/16	250,000	280,405
5.875%, 12/20/17	204,000	242,075
5.750%, 4/25/18	122,000	144,646
4.875%, 8/4/20	170,000	195,372
UFJ Finance Aruba AEC
6.750%, 7/15/13	310,000	315,748
UnionBanCal Corp.
3.500%, 6/18/22	250,000	260,403
Wachovia Bank N.A.
4.800%, 11/1/14	500,000	531,748
Wachovia Corp.
5.625%, 10/15/16	250,000	286,416
5.750%, 2/1/18	700,000	837,770
Wells Fargo & Co.
3.750%, 10/1/14	500,000	522,902
1.250%, 2/13/15	250,000	252,657
1.500%, 7/1/15	500,000	507,975
5.625%, 12/11/17	500,000	592,541
1.500%, 1/16/18	300,000	299,169
3.500%, 3/8/22	750,000	784,507
3.450%, 2/13/23	715,000	716,848
Westpac Banking Corp.
3.000%, 8/4/15	500,000	523,997
0.950%, 1/12/16	300,000	300,616
2.000%, 8/14/17	200,000	206,354
4.875%, 11/19/19	300,000	349,592
Zions Bancorp
7.750%, 9/23/14	100,000	108,722

		86,730,383

Consumer Finance (1.8%)
Ally Financial, Inc.
3.492%, 2/11/14(l)	4,000,000	4,058,960
8.300%, 2/12/15	600,000	663,750
American Express Co.
7.250%, 5/20/14	250,000	268,388
6.150%, 8/28/17	1,000,000	1,191,168
7.000%, 3/19/18	6,450,000	8,039,306
8.125%, 5/20/19	250,000	335,080
American Express Credit Corp.
5.125%, 8/25/14	500,000	530,655
1.750%, 6/12/15	130,000	132,688
2.750%, 9/15/15	500,000	522,713
2.800%, 9/19/16	300,000	318,087
Capital One Bank USA N.A.
8.800%, 7/15/19	313,000	428,190
Capital One Financial Corp.
7.375%, 5/23/14	125,000	134,234
2.125%, 7/15/14	100,000	101,582
2.150%, 3/23/15	250,000	255,416
1.000%, 11/6/15	150,000	149,219
3.150%, 7/15/16	340,000	360,536
Caterpillar Financial Services Corp.
1.375%, 5/20/14	140,000	141,370
2.750%, 6/24/15	500,000	522,640
1.250%, 11/6/17	250,000	250,280
7.150%, 2/15/19	200,000	259,404
Discover Financial Services
6.450%, 6/12/17	200,000	234,500
5.200%, 4/27/22	150,000	168,720
3.850%, 11/21/22	795,000	818,818
Ford Motor Credit Co. LLC
3.875%, 1/15/15	500,000	519,750
12.000%, 5/15/15	750,000	907,500
2.500%, 1/15/16	200,000	202,250
3.984%, 6/15/16	250,000	264,375
8.000%, 12/15/16	500,000	598,750
3.000%, 6/12/17	750,000	767,400
2.375%, 1/16/18	8,300,000	8,227,790
5.000%, 5/15/18	635,000	701,992
5.875%, 8/2/21	500,000	570,370
4.250%, 9/20/22	510,000	532,338
HSBC Finance Corp.
5.000%, 6/30/15	685,000	741,348
HSBC USA, Inc.
1.625%, 1/16/18	400,000	399,353
John Deere Capital Corp.
2.800%, 9/18/17	500,000	532,949
1.300%, 3/12/18	150,000	150,429
3.150%, 10/15/21	300,000	316,361
PACCAR Financial Corp.
1.550%, 9/29/14	100,000	101,394
0.700%, 11/16/15	150,000	149,612

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal	Value
	Amount	(Note 1)
SLM Corp.
3.875%, 9/10/15	$250,000	$259,375
6.250%, 1/25/16	300,000	327,750
4.625%, 9/25/17	300,000	311,859
8.000%, 3/25/20	500,000	580,000
Toyota Motor Credit Corp.
0.875%, 7/17/15	250,000	251,077
2.800%, 1/11/16	400,000	421,842
2.000%, 9/15/16	300,000	310,135
1.250%, 10/5/17	200,000	199,919
3.400%, 9/15/21	300,000	320,736

		38,552,358

Diversified Financial Services (3.7%)
Bank of America Corp.
7.375%, 5/15/14	1,000,000	1,069,283
0.610%, 9/15/14(l)	1,450,000	1,445,615
4.500%, 4/1/15	500,000	531,103
1.500%, 10/9/15	300,000	300,963
6.500%, 8/1/16	1,205,000	1,386,890
5.625%, 10/14/16	500,000	563,545
3.875%, 3/22/17	405,000	435,776
2.000%, 1/11/18	1,030,000	1,022,435
5.650%, 5/1/18	6,180,000	7,160,242
7.625%, 6/1/19	4,600,000	5,847,096
5.625%, 7/1/20	1,000,000	1,166,691
5.000%, 5/13/21	500,000	559,879
5.700%, 1/24/22	860,000	1,009,881
3.300%, 1/11/23	770,000	756,361
Bank of America N.A.
0.560%, 6/15/16(l)	1,700,000	1,655,802
5.300%, 3/15/17	500,000	559,866
Block Financial LLC
5.500%, 11/1/22	200,000	212,405
Boeing Capital Corp.
3.250%, 10/27/14	500,000	521,230
2.125%, 8/15/16	150,000	156,062
BP Capital Markets plc
3.875%, 3/10/15	350,000	371,195
3.200%, 3/11/16	500,000	531,777
1.375%, 11/6/17	200,000	200,090
4.500%, 10/1/20	500,000	567,335
3.245%, 5/6/22	300,000	310,023
2.500%, 11/6/22	150,000	146,465
Citigroup, Inc.
6.375%, 8/12/14	1,000,000	1,072,061
5.000%, 9/15/14	750,000	786,636
5.500%, 10/15/14	150,000	160,087
4.750%, 5/19/15	500,000	535,710
2.250%, 8/7/15	150,000	153,355
4.587%, 12/15/15	1,902,000	2,064,312
3.953%, 6/15/16	500,000	537,877
4.450%, 1/10/17	160,000	175,598
5.500%, 2/15/17	250,000	279,593
6.000%, 8/15/17	430,000	502,996
6.125%, 5/15/18	1,000,000	1,191,990
8.500%, 5/22/19	1,000,000	1,332,990
4.500%, 1/14/22	9,900,000	11,008,443
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	1,000,000	1,096,314
Crown Castle Towers LLC
6.113%, 1/15/20§	1,495,000	1,794,000
General Electric Capital Corp.
5.900%, 5/13/14	1,000,000	1,059,863
3.500%, 6/29/15	1,000,000	1,058,940
1.000%, 12/11/15	250,000	251,353
1.000%, 1/8/16	250,000	250,048
2.950%, 5/9/16	300,000	316,981
5.400%, 2/15/17	808,000	929,581
1.600%, 11/20/17	150,000	150,551
6.000%, 8/7/19	1,500,000	1,823,568
5.300%, 2/11/21	890,000	1,022,331
4.650%, 10/17/21	500,000	556,189
3.150%, 9/7/22	300,000	299,331
3.100%, 1/9/23	620,000	611,180
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	700,000	891,520
JPMorgan Chase & Co.
4.650%, 6/1/14	1,000,000	1,045,626
5.125%, 9/15/14	600,000	636,820
4.750%, 3/1/15	500,000	536,427
2.000%, 8/15/17	250,000	254,828
6.000%, 1/15/18	1,500,000	1,783,421
6.300%, 4/23/19	500,000	612,915
4.400%, 7/22/20	1,000,000	1,104,536
4.625%, 5/10/21	500,000	561,883
3.250%, 9/23/22	561,000	557,061
3.200%, 1/25/23	785,000	785,369
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	103,115
5.550%, 1/15/20	100,000	108,026
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	200,000	210,932
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	300,000	318,243
5.450%, 2/1/18	300,000	355,173
Northern Rock Asset Management plc
5.625%, 6/22/17§	450,000	523,111
ORIX Corp.
4.710%, 4/27/15	250,000	264,879
Private Export Funding Corp.
4.550%, 5/15/15	200,000	216,788
4.950%, 11/15/15	200,000	223,402
1.375%, 2/15/17	50,000	51,008
2.050%, 11/15/22	125,000	123,888
RZD Capital Ltd.
5.739%, 4/3/17(b)(m)	200,000	220,000
Sasol Financing International plc
4.500%, 11/14/22	250,000	247,500
TECO Finance, Inc.
5.150%, 3/15/20	100,000	116,267
TNK-BP Finance S.A.
6.250%, 2/2/15(m)	600,000	641,168
7.500%, 7/18/16(m)	2,000,000	2,289,469
6.625%, 3/20/17(m)	1,100,000	1,251,250
7.875%, 3/13/18(m)	1,300,000	1,573,000
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)	900,000	1,146,723
Unilever Capital Corp.
2.750%, 2/10/16	100,000	105,697
4.800%, 2/15/19	300,000	354,718

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Waha Aerospace B.V.
3.925%, 7/28/20§		$1,113,750	$1,185,300
XTRA Finance Corp.
5.150%, 4/1/17		100,000	113,789

			80,023,740

Insurance (1.2%)
ACE INA Holdings, Inc.
5.600%, 5/15/15		250,000	275,955
2.600%, 11/23/15		100,000	104,838
5.900%, 6/15/19		100,000	123,207
Aegon N.V.
4.625%, 12/1/15		300,000	326,808
Aflac, Inc.
8.500%, 5/15/19		150,000	203,169
Alleghany Corp.
5.625%, 9/15/20		100,000	114,830
Allianz Finance II B.V.
5.750%, 7/8/41(l)	EUR	200,000	284,634
Allstate Corp.
7.450%, 5/16/19		$200,000	262,059
American Financial Group, Inc./Ohio
9.875%, 6/15/19		100,000	135,546
American International Group, Inc.
4.250%, 9/15/14		300,000	314,004
5.050%, 10/1/15		250,000	273,374
5.600%, 10/18/16		100,000	113,581
3.800%, 3/22/17		613,000	662,827
5.450%, 5/18/17		250,000	285,026
5.850%, 1/16/18		500,000	580,413
6.400%, 12/15/20		500,000	616,332
4.875%, 6/1/22		766,000	868,115
8.175%, 5/15/58(l)		6,400,000	8,640,000
Aon Corp.
3.500%, 9/30/15		250,000	264,058
5.000%, 9/30/20		100,000	115,226
Axis Specialty Finance LLC
5.875%, 6/1/20		150,000	169,866
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15		400,000	429,964
4.250%, 1/15/21		300,000	332,415
Berkshire Hathaway, Inc.
1.550%, 2/9/18		150,000	151,292
Chubb Corp.
5.750%, 5/15/18		100,000	121,434
6.375%, 3/29/67(l)		200,000	219,000
CNA Financial Corp.
5.875%, 8/15/20		300,000	354,296
Genworth Financial, Inc.
8.625%, 12/15/16		200,000	240,139
7.700%, 6/15/20		250,000	299,180
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		200,000	234,247
HCC Insurance Holdings, Inc.
6.300%, 11/15/19		100,000	115,228
ING U.S., Inc.
5.500%, 7/15/22§		100,000	110,646
Lincoln National Corp.
8.750%, 7/1/19		100,000	134,992
7.000%, 6/15/40		225,000	299,530
6.050%, 4/20/67(l)		300,000	302,250
Manulife Financial Corp.
3.400%, 9/17/15		840,000	885,667
Markel Corp.
7.125%, 9/30/19		100,000	123,312
5.350%, 6/1/21		100,000	112,754
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15		175,000	194,674
4.800%, 7/15/21		100,000	112,600
MetLife, Inc.
6.750%, 6/1/16		300,000	351,976
4.750%, 2/8/21		250,000	286,854
Metropolitan Life Global Funding I
5.125%, 6/10/14§		775,000	816,161
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22		200,000	204,656
OneBeacon US Holdings, Inc.
4.600%, 11/9/22		100,000	103,413
PartnerReinsurance Finance B LLC
5.500%, 6/1/20		100,000	114,006
Principal Financial Group, Inc.
8.875%, 5/15/19		200,000	270,055
Progressive Corp.
3.750%, 8/23/21		125,000	136,774
Protective Life Corp.
7.375%, 10/15/19		100,000	120,672
Prudential Financial, Inc.
6.200%, 1/15/15		45,000	49,214
4.750%, 9/17/15		795,000	866,358
6.000%, 12/1/17		750,000	895,621
5.375%, 6/21/20		470,000	551,924
5.875%, 9/15/42(l)		562,000	597,125
Reinsurance Group of America, Inc.
6.450%, 11/15/19		100,000	120,897
Torchmark Corp.
9.250%, 6/15/19		100,000	134,154
Travelers Cos., Inc.
5.500%, 12/1/15		150,000	168,890
5.800%, 5/15/18		250,000	304,640
Unum Group
5.625%, 9/15/20		100,000	116,044
Willis North America, Inc.
5.625%, 7/15/15		365,000	394,725

			26,111,647

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.
4.625%, 4/1/15		150,000	160,129
5.050%, 9/1/20		350,000	388,563
AvalonBay Communities, Inc.
5.700%, 3/15/17		150,000	175,033
Boston Properties LP
3.700%, 11/15/18		200,000	219,944
5.875%, 10/15/19		300,000	363,190
Brandywine Operating Partnership LP
4.950%, 4/15/18		100,000	110,729
Camden Property Trust
4.625%, 6/15/21		200,000	225,349
CommonWealth REIT
6.650%, 1/15/18		100,000	113,498
DDR Corp.
4.625%, 7/15/22		150,000	163,168
Digital Realty Trust LP
4.500%, 7/15/15		100,000	105,882
3.625%, 10/1/22		150,000	150,047

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Realty LP
6.750%, 3/15/20	$150,000	$183,365
EPR Properties
7.750%, 7/15/20	100,000	118,500
ERP Operating LP
5.125%, 3/15/16	500,000	556,676
Federal Realty Investment Trust
3.000%, 8/1/22	100,000	99,368
HCP, Inc.
3.750%, 2/1/16	100,000	106,917
6.000%, 1/30/17	200,000	231,312
3.150%, 8/1/22	100,000	99,222
Health Care REIT, Inc.
4.700%, 9/15/17	200,000	224,120
6.125%, 4/15/20	145,000	172,163
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	100,000	114,974
Hospitality Properties Trust
7.875%, 8/15/14	100,000	105,791
5.625%, 3/15/17	100,000	110,536
Host Hotels & Resorts LP
4.750%, 3/1/23	100,000	107,000
Kilroy Realty LP
5.000%, 11/3/15	100,000	108,718
Kimco Realty Corp.
6.875%, 10/1/19	100,000	126,697
Liberty Property LP
4.750%, 10/1/20	200,000	219,698
Mack-Cali Realty LP
7.750%, 8/15/19	100,000	124,777
National Retail Properties, Inc.
3.800%, 10/15/22	150,000	153,762
Realty Income Corp.
5.750%, 1/15/21	250,000	291,202
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	103,750
Simon Property Group LP
5.100%, 6/15/15	508,000	554,358
5.650%, 2/1/20	500,000	600,881
4.125%, 12/1/21	100,000	110,301
UDR, Inc.
4.250%, 6/1/18	200,000	220,154
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	105,418
2.000%, 2/15/18	150,000	150,841
4.250%, 3/1/22	110,000	117,864
3.250%, 8/15/22	100,000	98,918
Vornado Realty LP
5.000%, 1/15/22	250,000	277,970
Washington Real Estate Investment Trust
3.950%, 10/15/22	100,000	101,519
Weingarten Realty Investors
3.375%, 10/15/22	300,000	298,455

		8,170,759

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14	150,000	162,584
6.250%, 3/15/17	100,000	115,139
7.375%, 10/30/19	200,000	249,684

		527,407

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	101,847
3.875%, 11/10/14§	3,900,000	4,049,106
4.000%, 4/27/16	100,000	106,707

		4,257,660

Total Financials		282,022,203

Health Care (1.4%)
Biotechnology (0.1%)
Amgen, Inc.
1.875%, 11/15/14	250,000	254,983
5.850%, 6/1/17	300,000	354,180
6.150%, 6/1/18	30,000	36,321
3.450%, 10/1/20	300,000	319,175
4.100%, 6/15/21	300,000	332,534
3.625%, 5/15/22	250,000	267,564
Biogen Idec, Inc.
6.875%, 3/1/18	100,000	122,249
Genentech, Inc.
4.750%, 7/15/15	100,000	108,932
Gilead Sciences, Inc.
4.500%, 4/1/21	300,000	338,638

		2,134,576

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
4.125%, 5/27/20	200,000	226,986
Baxter International, Inc.
5.900%, 9/1/16	200,000	233,055
4.250%, 3/15/20	100,000	113,708
2.400%, 8/15/22	100,000	97,904
Becton Dickinson and Co.
3.250%, 11/12/20	300,000	318,745
Boston Scientific Corp.
4.500%, 1/15/15	525,000	555,045
6.250%, 11/15/15	837,000	938,772
6.400%, 6/15/16	335,000	383,709
5.125%, 1/12/17	960,000	1,069,529
6.000%, 1/15/20	340,000	395,664
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	104,929
CareFusion Corp.
5.125%, 8/1/14	130,000	137,192
3.300%, 3/1/23§	100,000	101,299
Covidien International Finance S.A.
2.800%, 6/15/15	100,000	104,608
4.200%, 6/15/20	100,000	112,365
DENTSPLY International, Inc.
2.750%, 8/15/16	55,000	57,097
4.125%, 8/15/21	100,000	105,924
Medtronic, Inc.
3.000%, 3/15/15	300,000	313,918
1.375%, 4/1/18	100,000	99,779
4.450%, 3/15/20	300,000	344,774
St. Jude Medical, Inc.
3.750%, 7/15/14	300,000	312,070
Stryker Corp.
3.000%, 1/15/15	100,000	104,222
4.375%, 1/15/20	100,000	113,583

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Zimmer Holdings, Inc.
4.625%, 11/30/19	$150,000	$171,033

		6,515,910

Health Care Providers & Services (0.4%)
Aetna, Inc.
3.950%, 9/1/20	350,000	382,653
AmerisourceBergen Corp.
4.875%, 11/15/19	150,000	174,882
Cardinal Health, Inc.
4.000%, 6/15/15	100,000	106,664
4.625%, 12/15/20	100,000	112,403
Cigna Corp.
5.125%, 6/15/20	215,000	248,377
4.375%, 12/15/20	100,000	110,997
Coventry Health Care, Inc.
5.450%, 6/15/21	486,000	567,405
Express Scripts Holding Co.
6.250%, 6/15/14	135,000	143,677
2.750%, 11/21/14	250,000	257,513
3.125%, 5/15/16	250,000	264,678
4.750%, 11/15/21	100,000	113,345
HCA, Inc.
Term Loan
2.704%, 3/15/14	2,700,000	2,703,375
Humana, Inc.
7.200%, 6/15/18	150,000	184,054
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	67,835
4.625%, 11/15/20	250,000	273,643
3.750%, 8/23/22	56,000	57,576
McKesson Corp.
4.750%, 3/1/21	250,000	288,766
2.700%, 12/15/22	150,000	149,072
2.850%, 3/15/23	200,000	200,208
Medco Health Solutions, Inc.
2.750%, 9/15/15	100,000	103,972
7.125%, 3/15/18	250,000	310,278
4.125%, 9/15/20	250,000	272,689
Quest Diagnostics, Inc.
6.400%, 7/1/17	200,000	234,626
UnitedHealth Group, Inc.
6.000%, 2/15/18	250,000	302,280
4.700%, 2/15/21	400,000	457,621
3.375%, 11/15/21	225,000	237,344
2.875%, 3/15/23	150,000	149,353
WellPoint, Inc.
4.350%, 8/15/20	650,000	722,196
3.700%, 8/15/21	226,000	239,033

		9,436,515

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
6.500%, 11/1/17	100,000	119,802
Life Technologies Corp.
4.400%, 3/1/15	200,000	210,211
6.000%, 3/1/20	305,000	340,810
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	500,000	529,439
1.850%, 1/15/18	100,000	101,034

		1,301,296

Pharmaceuticals (0.5%)
AbbVie, Inc.
1.200%, 11/6/15§	400,000	403,103
1.750%, 11/6/17§	750,000	756,132
2.900%, 11/6/22§	400,000	397,625
Actavis, Inc.
5.000%, 8/15/14	125,000	131,880
6.125%, 8/15/19	130,000	157,930
3.250%, 10/1/22	200,000	201,635
Allergan, Inc.
3.375%, 9/15/20	250,000	269,220
AstraZeneca plc
5.900%, 9/15/17	200,000	240,001
Bristol-Myers Squibb Co.
5.450%, 5/1/18	200,000	239,880
Eli Lilly and Co.
5.200%, 3/15/17	300,000	346,819
GlaxoSmithKline Capital plc
2.850%, 5/8/22	250,000	256,155
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	750,000	906,927
2.800%, 3/18/23	200,000	201,079
Hospira, Inc.
6.400%, 5/15/15	250,000	276,237
Johnson & Johnson
1.200%, 5/15/14	200,000	201,997
5.550%, 8/15/17	300,000	358,871
2.950%, 9/1/20	200,000	215,026
Merck & Co., Inc.
6.000%, 9/15/17	200,000	242,922
3.875%, 1/15/21	200,000	223,148
2.400%, 9/15/22	150,000	148,476
Novartis Capital Corp.
2.900%, 4/24/15	200,000	209,528
2.400%, 9/21/22	100,000	98,947
Novartis Securities Investment Ltd.
5.125%, 2/10/19	350,000	417,009
Pfizer, Inc.
6.200%, 3/15/19	250,000	313,693
Sanofi S.A.
2.625%, 3/29/16	250,000	263,202
4.000%, 3/29/21	200,000	222,243
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	498,000	498,846
Series 2
3.650%, 11/10/21	245,000	260,193
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	435,000	461,975
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	100,000	100,692
Wyeth LLC
5.500%, 2/15/16	500,000	567,485
Zoetis, Inc.
1.875%, 2/1/18§	200,000	201,702

		9,790,578

Total Health Care		29,178,875

Industrials (1.1%)
Aerospace & Defense (0.2%)
Embraer Overseas Ltd.
6.375%, 1/15/20	100,000	115,166

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Goodrich Corp.
6.125%, 3/1/19	$200,000	$248,776
Honeywell International, Inc.
5.300%, 3/1/18	350,000	416,720
4.250%, 3/1/21	250,000	287,646
L-3 Communications Corp.
3.950%, 11/15/16	100,000	107,667
4.950%, 2/15/21	400,000	446,192
Lockheed Martin Corp.
2.125%, 9/15/16	250,000	258,631
3.350%, 9/15/21	250,000	261,274
Northrop Grumman Corp.
3.700%, 8/1/14	300,000	311,991
Precision Castparts Corp.
1.250%, 1/15/18	250,000	249,717
Raytheon Co.
4.400%, 2/15/20	400,000	453,843
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	59,891
Textron, Inc.
4.625%, 9/21/16	100,000	109,614
7.250%, 10/1/19	100,000	121,745
United Technologies Corp.
4.875%, 5/1/15	250,000	272,802
1.200%, 6/1/15	90,000	91,385
1.800%, 6/1/17	50,000	51,384
6.125%, 2/1/19	150,000	186,721
4.500%, 4/15/20	200,000	231,541
3.100%, 6/1/22	300,000	313,671

		4,596,377

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	100,000	131,171
United Parcel Service, Inc.
3.875%, 4/1/14	300,000	310,561
3.125%, 1/15/21	300,000	319,731

		761,463

Airlines (0.2%)
American Airlines, Inc. Series A
8.625%, 10/15/21	376,053	392,035
Continental Airlines, Inc.
9.000%, 7/8/16	207,531	238,931
Series B B
6.000%, 1/12/19	2,447,632	2,527,180
Delta Air Lines, Inc.
4.950%, 5/23/19	173,866	189,080
7.750%, 12/17/19	153,390	176,597
UAL Pass Through Trust Series 09-2
9.750%, 1/15/17	148,494	172,654

		3,696,477

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	250,000	284,207
5.750%, 1/15/21	250,000	277,090
Owens Corning, Inc.
9.000%, 6/15/19	34,000	43,520

		604,817

Commercial Services & Supplies (0.1%)
ADT Corp.
3.500%, 7/15/22§	200,000	196,515
Avery Dennison Corp.
5.375%, 4/15/20	100,000	107,986
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	250,000	277,170
Cornell University
5.450%, 2/1/19	200,000	244,504
Pitney Bowes, Inc.
5.750%, 9/15/17	300,000	327,000
Republic Services, Inc.
5.500%, 9/15/19	148,000	175,991
5.250%, 11/15/21	200,000	233,639
Waste Management, Inc.
7.375%, 3/11/19	200,000	253,179
4.750%, 6/30/20	100,000	113,623
2.900%, 9/15/22	200,000	197,323
Yale University
2.900%, 10/15/14	187,000	194,010

		2,320,940

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	125,000	126,487
2.875%, 5/8/22	200,000	202,086

		328,573

Electrical Equipment (0.0%)
Emerson Electric Co.
4.875%, 10/15/19	250,000	296,994
Roper Industries, Inc.
1.850%, 11/15/17	100,000	100,893

		397,887

Industrial Conglomerates (0.1%)
3M Co.
1.375%, 9/29/16	100,000	102,255
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	114,648
Cooper U.S., Inc.
2.375%, 1/15/16	100,000	103,354
3.875%, 12/15/20	100,000	108,318
Danaher Corp.
5.400%, 3/1/19	100,000	120,645
3.900%, 6/23/21	150,000	166,951
General Electric Co.
0.850%, 10/9/15	150,000	150,257
5.250%, 12/6/17	500,000	587,332
2.700%, 10/9/22	350,000	350,254
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	100,000	120,925
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	200,000	237,811
Pentair Finance S.A.
5.000%, 5/15/21(b)§	150,000	166,804
Tyco Electronics Group S.A.
4.875%, 1/15/21	200,000	224,990

		2,554,544

Machinery (0.2%)
Caterpillar, Inc.
1.375%, 5/27/14	125,000	126,316
1.500%, 6/26/17	500,000	507,556

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Deere & Co.
2.600%, 6/8/22	$500,000	$502,917
Dover Corp.
5.450%, 3/15/18	100,000	118,566
Eaton Corp.
0.950%, 11/2/15§	150,000	150,595
1.500%, 11/2/17§	150,000	149,807
2.750%, 11/2/22§	250,000	246,482
Harsco Corp.
2.700%, 10/15/15	250,000	252,500
Illinois Tool Works, Inc.
5.150%, 4/1/14	100,000	104,429
3.375%, 9/15/21	120,000	129,492
Joy Global, Inc.
5.125%, 10/15/21	160,000	178,386
Kennametal, Inc.
3.875%, 2/15/22	147,000	152,780
Pall Corp.
5.000%, 6/15/20	100,000	112,459
Snap-On, Inc.
4.250%, 1/15/18	100,000	110,498
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	99,922
Xylem, Inc.
3.550%, 9/20/16	250,000	266,582

		3,209,287

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	115,000	118,598
Equifax, Inc.
4.450%, 12/1/14	100,000	104,929
3.300%, 12/15/22	100,000	98,321
Verisk Analytics, Inc.
5.800%, 5/1/21	100,000	115,500

		437,348

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	500,000	583,212
3.000%, 3/15/23	500,000	501,923
Canadian National Railway Co.
5.550%, 3/1/19	350,000	424,149
Canadian Pacific Railway Co.
7.250%, 5/15/19	100,000	127,143
CSX Corp.
6.250%, 4/1/15	150,000	166,152
6.250%, 3/15/18	300,000	363,905
3.700%, 10/30/20	100,000	108,274
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	104,045
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	336,091
5.900%, 6/15/19	200,000	244,148
Ryder System, Inc.
3.600%, 3/1/16	200,000	210,310
2.500%, 3/1/18	125,000	128,301
Union Pacific Corp.
5.700%, 8/15/18	250,000	302,004

		3,599,657

Trading Companies & Distributors (0.1%)
Doric Nimrod Air One Ltd.
Series 2012-1A
5.125%, 11/30/24§	600,000	655,500
GATX Corp.
4.750%, 5/15/15	100,000	106,821
3.500%, 7/15/16	100,000	106,000
International Lease Finance Corp.
3.875%, 4/15/18	700,000	699,125

		1,567,446

Total Industrials		24,074,816

Information Technology (0.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	650,000	738,278
4.950%, 2/15/19	550,000	649,848
Harris Corp.
6.375%, 6/15/19	85,000	101,804
Motorola Solutions, Inc.
6.000%, 11/15/17	100,000	116,761

		1,606,691

Computers & Peripherals (0.1%)
Dell, Inc.
2.300%, 9/10/15	250,000	249,856
5.875%, 6/15/19	125,000	130,457
Hewlett-Packard Co.
4.750%, 6/2/14	475,000	495,093
2.350%, 3/15/15	100,000	101,994
2.200%, 12/1/15	250,000	253,349
3.000%, 9/15/16	250,000	257,269
3.750%, 12/1/20	500,000	494,327
4.375%, 9/15/21	250,000	254,664
4.050%, 9/15/22	100,000	100,930
Lexmark International, Inc.
5.125%, 3/15/20	100,000	102,000
NetApp, Inc.
2.000%, 12/15/17	100,000	100,525

		2,540,464

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	100,000	105,968
Arrow Electronics, Inc.
3.375%, 11/1/15	100,000	104,144
6.000%, 4/1/20	100,000	111,277
Avnet, Inc.
5.875%, 6/15/20	250,000	272,752
Corning, Inc.
1.450%, 11/15/17	150,000	150,681
Jabil Circuit, Inc.
8.250%, 3/15/18	970,000	1,159,150

		1,903,972

Internet Software & Services (0.0%)
eBay, Inc.
1.625%, 10/15/15	100,000	102,552
3.250%, 10/15/20	100,000	107,499
2.600%, 7/15/22	250,000	248,086
Google, Inc.
1.250%, 5/19/14	250,000	252,545
2.125%, 5/19/16	100,000	104,603

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.625%, 5/19/21	$100,000	$110,190

		925,475

IT Services (0.2%)
Computer Sciences Corp.
6.500%, 3/15/18	200,000	230,724
Fiserv, Inc.
3.125%, 10/1/15	250,000	261,456
4.625%, 10/1/20	100,000	108,132
International Business Machines Corp.
1.250%, 5/12/14	250,000	252,310
0.550%, 2/6/15	200,000	200,270
5.700%, 9/14/17	750,000	897,037
7.625%, 10/15/18	250,000	329,073
1.875%, 8/1/22	250,000	238,356
SAIC, Inc.
4.450%, 12/1/20	200,000	213,937
Western Union Co.
5.253%, 4/1/20	400,000	429,136

		3,160,431

Office Electronics (0.0%)
Xerox Corp.
8.250%, 5/15/14	390,000	420,939
6.350%, 5/15/18	300,000	348,997

		769,936

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	105,261
Broadcom Corp.
2.500%, 8/15/22§	100,000	99,138
Intel Corp.
1.950%, 10/1/16	200,000	206,716
1.350%, 12/15/17	350,000	350,920
3.300%, 10/1/21	296,000	311,618
2.700%, 12/15/22	250,000	247,047
Texas Instruments, Inc.
1.375%, 5/15/14	250,000	252,704
0.450%, 8/3/15	150,000	149,308
2.375%, 5/16/16	250,000	261,852

		1,984,564

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	104,328
4.750%, 2/1/20	125,000	139,188
Autodesk, Inc.
3.600%, 12/15/22	100,000	100,671
BMC Software, Inc.
4.250%, 2/15/22	25,000	24,984
4.500%, 12/1/22	100,000	101,972
CA, Inc.
6.125%, 12/1/14	150,000	161,894
Microsoft Corp.
2.950%, 6/1/14	500,000	515,355
4.200%, 6/1/19	300,000	347,084
Oracle Corp.
5.250%, 1/15/16	500,000	561,431
1.200%, 10/15/17	350,000	348,262
5.750%, 4/15/18	600,000	724,684
2.500%, 10/15/22	400,000	393,361
Symantec Corp.
3.950%, 6/15/22	500,000	514,023

		4,037,237

Total Information Technology		16,928,770

Materials (1.0%)
Chemicals (0.3%)
Agrium, Inc.
3.150%, 10/1/22	100,000	96,399
Air Products and Chemicals, Inc.
2.000%, 8/2/16	55,000	56,957
4.375%, 8/21/19	200,000	229,684
Airgas, Inc.
3.250%, 10/1/15	200,000	210,381
Cabot Corp.
5.000%, 10/1/16	100,000	111,111
Dow Chemical Co.
8.550%, 5/15/19	310,000	416,086
4.250%, 11/15/20	600,000	657,135
3.000%, 11/15/22	150,000	147,208
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	300,000	314,271
6.000%, 7/15/18	250,000	308,197
3.625%, 1/15/21	350,000	384,290
2.800%, 2/15/23	250,000	252,255
Eastman Chemical Co.
2.400%, 6/1/17	200,000	207,913
Ecolab, Inc.
1.000%, 8/9/15	94,000	94,149
1.450%, 12/8/17	150,000	149,468
4.350%, 12/8/21	250,000	277,103
Lubrizol Corp.
8.875%, 2/1/19	145,000	200,706
LyondellBasell Industries N.V.
5.000%, 4/15/19	600,000	678,000
Methanex Corp.
3.250%, 12/15/19	100,000	101,000
Monsanto Co.
5.125%, 4/15/18	100,000	118,825
2.200%, 7/15/22	50,000	49,261
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	162,843
4.875%, 3/30/20	150,000	172,437
PPG Industries, Inc.
1.900%, 1/15/16	100,000	102,736
6.650%, 3/15/18	150,000	184,814
3.600%, 11/15/20	150,000	161,072
Praxair, Inc.
4.625%, 3/30/15	253,000	273,299
4.500%, 8/15/19	200,000	231,441
2.200%, 8/15/22	100,000	97,032
2.700%, 2/21/23	100,000	100,403
RPM International, Inc.
6.125%, 10/15/19	100,000	117,513
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	104,359
Valspar Corp.
7.250%, 6/15/19	100,000	122,351

		6,890,699

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19	$100,000	$121,265
Packaging Corp of America
3.900%, 6/15/22	100,000	101,000
Rock-Tenn Co.
4.000%, 3/1/23	455,000	461,679

		683,944

Metals & Mining (0.5%)
Alcoa, Inc.
6.150%, 8/15/20	500,000	543,433
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	257,781
Barrick Gold Corp.
1.750%, 5/30/14	150,000	151,639
2.900%, 5/30/16	200,000	210,557
6.950%, 4/1/19	150,000	185,148
Barrick North America Finance LLC
4.400%, 5/30/21	250,000	269,334
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	500,000	525,181
6.500%, 4/1/19	500,000	633,452
2.875%, 2/24/22	300,000	305,711
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	150,000	150,782
4.800%, 10/1/20	105,000	103,570
CSN Islands VIII Corp.
9.750%, 12/16/13(m)	1,500,000	1,576,611
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	150,000	150,817
3.100%, 3/15/20§	627,000	634,128
3.550%, 3/1/22	528,000	523,358
3.875%, 3/15/23§	593,000	591,364
5.450%, 3/15/43§	195,000	192,223
Goldcorp, Inc.
2.125%, 3/15/18	100,000	100,013
Newmont Mining Corp.
5.125%, 10/1/19	100,000	115,648
3.500%, 3/15/22	500,000	502,826
Nucor Corp.
5.850%, 6/1/18	150,000	181,003
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	200,000	217,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	360,000	391,707
9.000%, 5/1/19	500,000	691,557
4.125%, 5/20/21	250,000	269,998
Rio Tinto Finance USA plc
2.875%, 8/21/22	250,000	243,887
Southern Copper Corp.
3.500%, 11/8/22	67,000	66,424
Teck Resources Ltd.
4.500%, 1/15/21	100,000	106,750
Vale Overseas Ltd.
6.250%, 1/11/16	250,000	278,264
4.625%, 9/15/20	350,000	369,454
Xstrata Canada Corp.
5.500%, 6/15/17	224,000	253,733

		10,793,353

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	250,000	263,829
International Paper Co.
5.300%, 4/1/15	100,000	107,957
9.375%, 5/15/19	400,000	547,555
4.750%, 2/15/22	1,279,000	1,436,387
6.000%, 11/15/41	240,000	279,788

		2,635,516

Total Materials		21,003,512

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
2.500%, 8/15/15	500,000	518,903
0.800%, 12/1/15	200,000	199,352
2.400%, 8/15/16	250,000	260,520
1.700%, 6/1/17	300,000	303,365
1.400%, 12/1/17	300,000	297,234
5.500%, 2/1/18	500,000	588,381
4.450%, 5/15/21	600,000	673,647
2.625%, 12/1/22	150,000	144,270
BellSouth Corp.
5.200%, 9/15/14	250,000	265,462
British Telecommunications plc
5.950%, 1/15/18	250,000	297,911
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	529,095
6.750%, 8/20/18	200,000	246,848
France Telecom S.A.
4.375%, 7/8/14	250,000	260,679
5.375%, 7/8/19	200,000	233,332
4.125%, 9/14/21	100,000	106,836
Qwest Corp.
6.500%, 6/1/17	250,000	290,625
Telecom Italia Capital S.A.
6.175%, 6/18/14	600,000	627,028
6.999%, 6/4/18	250,000	283,428
7.175%, 6/18/19	100,000	114,076
Telefonica Emisiones S.A.U.
3.992%, 2/16/16	200,000	207,243
6.221%, 7/3/17	200,000	223,511
5.134%, 4/27/20	180,000	188,901
5.462%, 2/16/21	250,000	267,027
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	100,000	115,862
Verizon Communications, Inc.
5.550%, 2/15/16	600,000	677,255
5.500%, 2/15/18	750,000	882,357
4.600%, 4/1/21	500,000	561,079
2.450%, 11/1/22	200,000	188,968
3.850%, 11/1/42	798,000	692,286
Virgin Media Secured Finance plc
6.500%, 1/15/18	1,526,000	1,625,190
5.250%, 1/15/21	250,000	261,875

		12,132,546

Wireless Telecommunication Services (0.7%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,200,000	1,233,771
5.625%, 11/15/17	100,000	116,080
5.000%, 3/30/20	4,500,000	5,040,328

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 7/16/22	$623,000	$608,112
4.375%, 7/16/42	231,000	211,244
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	300,000	398,603
Rogers Communications, Inc.
6.800%, 8/15/18	250,000	313,755
Vodafone Group plc
4.150%, 6/10/14	500,000	520,308
5.000%, 9/15/15	300,000	329,293
5.450%, 6/10/19	300,000	355,406
2.500%, 9/26/22	250,000	239,770
2.950%, 2/19/23	250,000	248,269
Term Loan
6.875%, 8/11/15	4,200,000	4,284,000
6.875%, 8/17/15	451,615	460,648

		14,359,587

Total Telecommunication Services		26,492,133

Utilities (1.7%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.
1.650%, 12/15/17	100,000	100,168
Arizona Public Service Co.
5.800%, 6/30/14	250,000	265,766
Carolina Power & Light Co.
5.300%, 1/15/19	250,000	299,591
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	187,000	246,056
5.950%, 12/15/36	90,000	102,271
Commonwealth Edison Co.
6.150%, 9/15/17	500,000	605,821
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	920,207
Detroit Edison Co.
5.600%, 6/15/18	100,000	120,243
DTE Electric Co.
2.650%, 6/15/22	250,000	254,138
Duke Energy Carolinas LLC
4.300%, 6/15/20	600,000	688,859
4.250%, 12/15/41	450,000	459,267
Duke Energy Corp.
2.150%, 11/15/16	400,000	412,684
5.050%, 9/15/19	100,000	117,544
Electricite de France S.A.
5.250%, 12/31/49(b)(l)§	250,000	246,250
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,905,169
Entergy Texas, Inc.
7.125%, 2/1/19	250,000	310,693
FirstEnergy Corp.
4.250%, 3/15/23	200,000	202,287
FirstEnergy Solutions Corp.
4.800%, 2/15/15	500,000	532,027
Florida Power & Light Co.
5.550%, 11/1/17	100,000	119,668
5.950%, 2/1/38	189,000	248,623
Florida Power Corp.
4.550%, 4/1/20	50,000	58,003
3.100%, 8/15/21	100,000	105,838
5.900%, 3/1/33	82,000	100,624
Georgia Power Co.
3.000%, 4/15/16	370,000	394,271
5.400%, 6/1/18	300,000	358,056
Hydro-Quebec
7.500%, 4/1/16	300,000	353,321
2.000%, 6/30/16	200,000	207,975
8.400%, 1/15/22	1,150,000	1,640,697
Series IO
8.050%, 7/7/24	1,180,000	1,719,134
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	314,806
Ipalco Enterprises, Inc.
5.000%, 5/1/18	1,150,000	1,239,137
Jersey Central Power & Light Co.
7.350%, 2/1/19	132,000	168,546
Kansas City Power & Light Co.
5.850%, 6/15/17	200,000	225,995
LG&E and KU Energy LLC
2.125%, 11/15/15	250,000	255,988
3.750%, 11/15/20	300,000	319,035
MidAmerican Energy Co.
4.650%, 10/1/14	100,000	106,668
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	100,000	119,978
5.950%, 5/15/37	434,000	533,601
6.500%, 9/15/37	400,000	525,128
Nevada Power Co.
7.125%, 3/15/19	300,000	388,523
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	300,000	352,752
Northern States Power Co.
1.950%, 8/15/15	100,000	103,134
5.250%, 3/1/18	150,000	178,055
NSTAR Electric Co.
2.375%, 10/15/22	250,000	245,314
Ohio Power Co.
6.050%, 5/1/18	100,000	120,398
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	248,959
Pacific Gas & Electric Co.
3.500%, 10/1/20	250,000	267,889
4.250%, 5/15/21	100,000	112,065
PacifiCorp
5.500%, 1/15/19	250,000	303,412
Peco Energy Co.
5.000%, 10/1/14	100,000	106,379
2.375%, 9/15/22	250,000	247,354
Portland General Electric Co.
6.100%, 4/15/19	100,000	124,513
Progress Energy, Inc.
5.625%, 1/15/16	200,000	224,835
Public Service Co. of Colorado
3.200%, 11/15/20	250,000	269,023
Public Service Co. of Oklahoma
4.400%, 2/1/21	400,000	448,753
Southern California Edison Co.
Series 08-A
5.950%, 2/1/38	150,000	195,069
Southern Co.
4.150%, 5/15/14	125,000	129,632
1.950%, 9/1/16	110,000	113,459

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Tampa Electric Co.
6.100%, 5/15/18	$75,000	$92,459
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	395,000	415,928
Virginia Electric & Power Co.
5.400%, 1/15/16	300,000	338,245
Wisconsin Electric Power Co.
2.950%, 9/15/21	250,000	262,454

		23,192,737

Gas Utilities (0.1%)
AGL Capital Corp.
3.500%, 9/15/21	250,000	268,977
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	231,675
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	300,000	340,443
DCP Midstream Operating LP
3.875%, 3/15/23	100,000	100,958
El Paso Pipeline Partners Operating Co. LLC
5.000%, 10/1/21	250,000	279,500
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	200,000	236,097
Questar Corp.
2.750%, 2/1/16	85,000	88,839

		1,546,489

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	250,000	285,744
NRG Energy, Inc.
7.625%, 1/15/18	1,500,000	1,706,250
PSEG Power LLC
5.125%, 4/15/20	200,000	228,727
Tennessee Valley Authority
5.500%, 7/18/17	676,000	811,493
3.875%, 2/15/21	500,000	582,572
5.250%, 9/15/39	2,815,000	3,605,587
TransAlta Corp.
4.750%, 1/15/15	200,000	211,734
4.500%, 11/15/22	150,000	152,223

		7,584,330

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	208,672
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	100,000	129,328
Series 08-A
5.850%, 4/1/18	100,000	121,102
Consumers Energy Co.
6.700%, 9/15/19	250,000	322,311
Dominion Resources, Inc.
5.150%, 7/15/15	283,000	310,316
1.950%, 8/15/16	622,000	641,462
6.000%, 11/30/17	400,000	480,208
2.750%, 9/15/22	250,000	248,938
National Grid plc
6.300%, 8/1/16	100,000	115,845
NiSource Finance Corp.
6.400%, 3/15/18	200,000	240,016
NSTAR LLC
4.500%, 11/15/19	100,000	114,226
PG&E Corp.
5.750%, 4/1/14	101,000	106,129
Sempra Energy
9.800%, 2/15/19	350,000	491,051
2.875%, 10/1/22	175,000	174,355

		3,703,959

Total Utilities		36,027,515

Total Corporate Bonds		546,749,354

Government Securities (76.5%)
Agency ABS (0.5%)
Small Business Administration
Series 2008-P10B
5.944% 8/10/18	1,566,360	1,745,765
Small Business Administration Participation Certificates
Series 2004-20A
4.930% 1/1/24	297,957	328,555
Series 2004-20C 1
4.340% 3/1/24	2,131,228	2,338,054
Series 2005-20B 1
4.625% 2/1/25	202,816	225,957
Series 2008-20A 1
5.170% 1/1/28	575,511	658,557
Series 2008-20C
5.490% 3/1/28	2,076,408	2,397,439
Series 2008-20G 1
5.870% 7/1/28	2,159,640	2,533,344

		10,227,671

Agency CMO (21.4%)
Federal Home Loan Mortgage Corp.
6.000% 1/1/14	1,093	1,111
5.500% 2/1/14	3,470	3,669
6.000% 7/1/14	1,232	1,264
6.000% 2/1/17	57,963	62,166
6.000% 3/1/17	2,640	2,834
6.500% 3/1/17	18,396	19,659
6.000% 4/1/17	39,692	42,687
6.000% 5/1/17	848	918
4.879% 5/19/17	3,500,000	3,925,734
6.000% 7/1/17	9,697	10,499
6.000% 8/1/17	20,382	22,023
5.500% 11/1/17	21,602	23,259
1.559% 12/25/18 IO(l)	1,824,042	139,621
1.784% 5/25/19 IO(l)	1,466,385	135,770
3.974% 1/25/21(l)	1,440,000	1,617,927
1.514% 6/25/22 IO(l)	3,743,533	407,214
1.316% 8/25/22 IO(l)	2,457,137	237,581
0.934% 10/25/22(l)	3,803,729	259,724
2.682% 10/25/22	540,000	553,475
2.615% 1/25/23	1,080,000	1,081,570
5.500% 1/15/31	54,290	54,841
2.424% 11/1/31(l)	11,327	12,047
2.824% 4/1/36(l)	304,364	326,141
5.000% 3/1/38	4,592,861	4,938,581
5.500% 4/1/38	8,574	9,286
5.500% 1/1/40	50,698	54,904
4.000% 9/1/40	62,247	66,169
4.000% 10/1/40	229,079	245,230
4.000% 6/1/41	229,879	244,363

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.500% 10/1/41	$3,136,606	$3,355,188
3.500% 11/1/42	2,156,980	2,271,401
3.000% 3/1/43	1,525,000	1,568,120
3.500% 5/15/43 TBA	2,400,000	2,519,718
4.000% 5/15/43 TBA	2,300,000	2,442,043
4.500% 5/15/43 TBA	500,000	534,883
5.500% 5/15/43 TBA	1,700,000	1,843,172
Federal National Mortgage Association
7.000% 4/1/15	5,755	5,974
7.000% 4/1/16	10,373	10,931
5.500% 2/1/17	22,488	24,007
5.500% 6/1/17	6,681	7,157
4.123% 2/25/18 IO(l)	5,060,000	832,314
4.000% 4/1/23	10,521	11,254
4.843% 2/1/24(l)	1,138	1,231
5.121% 6/1/24(l)	273	280
4.500% 12/1/24	164,999	177,690
4.000% 9/1/25	297,417	318,132
4.000% 1/1/26	500,640	535,509
4.000% 4/1/26	126,802	137,456
4.000% 7/1/26	660,837	706,863
4.000% 8/1/26	341,083	364,839
3.500% 4/1/27	783,780	830,929
3.500% 6/1/27	1,547,465	1,640,555
2.500% 12/1/27	196,361	204,170
2.364% 1/1/28(l)	96,479	101,116
3.000% 2/1/28	437,801	461,726
4.500% 4/1/28	28,389	30,857
4.500% 4/1/29	887,751	966,018
4.500% 6/1/29	15,943	17,348
4.500% 8/1/29	258,979	281,812
4.500% 9/1/29	1,164,357	1,267,011
4.500% 10/1/29	57,168	62,209
4.500% 3/1/30	593,955	647,063
4.500% 6/1/30	229,655	250,190
4.500% 7/1/31	254,701	278,111
2.250% 3/1/33(l)	109,185	113,782
5.310% 8/25/33	581,321	603,500
6.000% 2/1/34	328,107	369,864
5.000% 7/1/34	1,514,457	1,649,457
6.500% 7/25/34	77,770	81,482
6.000% 8/1/34	190,760	213,285
5.500% 2/1/35	860,011	947,019
5.000% 3/1/35	876,502	952,990
6.000% 4/1/35	2,958,558	3,327,392
5.000% 5/1/35	75,550	82,143
5.000% 6/1/35	368,210	400,687
5.000% 7/1/35	524,934	571,605
4.500% 8/1/35	277,197	298,603
5.000% 10/1/35	326,422	354,827
5.500% 12/1/35	607,402	668,855
2.595% 1/1/36(l)	1,848,431	1,985,291
5.000% 7/1/36	296,596	321,923
4.500% 7/1/37	66,574	71,736
4.500% 8/1/37	79,980	86,132
6.000% 2/1/38	203,350	223,018
6.000% 3/1/38	76,953	84,564
4.500% 4/1/38	797,199	858,515
6.000% 5/1/38	223,088	245,362
5.000% 6/1/38	298,508	323,252
6.000% 10/1/38	74,410	81,630
6.000% 12/1/38	95,571	104,725
4.500% 2/1/39	3,549,114	3,822,091
4.500% 3/1/39	3,209,813	3,456,692
4.500% 4/1/39	1,993,874	2,147,231
4.500% 5/1/39	39,075	42,081
4.500% 7/1/39	3,231,665	3,521,152
4.500% 1/1/40	159,994	172,300
6.000% 4/1/40	567,834	621,867
6.500% 5/1/40	3,422,645	3,817,853
5.000% 7/1/40	580,040	628,120
4.500% 8/1/40	721,068	777,429
4.000% 9/1/40	764,939	816,193
4.500% 9/1/40	732,476	790,645
4.000% 10/1/40	302,049	327,499
4.000% 11/1/40	1,711,961	1,828,023
4.500% 11/1/40	107,248	115,765
2.376% 12/1/40(l)	45,744	47,937
4.000% 12/1/40	14,112,517	15,174,418
4.000% 1/1/41	2,390,553	2,566,826
4.500% 2/1/41	399,314	431,275
4.500% 3/1/41	312,672	337,698
4.000% 4/1/41	1,724,706	1,840,383
4.500% 4/1/41	1,436,286	1,551,235
5.500% 4/1/41	85,764	94,119
4.500% 5/1/41	3,568,292	3,854,261
3.328% 6/1/41(l)	423,114	449,523
4.500% 6/1/41	2,825,970	3,052,158
4.500% 7/1/41	13,156,143	14,209,332
5.000% 7/1/41	89,931	97,947
4.500% 8/1/41	13,876,769	14,996,126
5.000% 8/1/41	76,451	83,265
3.499% 9/1/41(l)	297,450	316,891
4.500% 9/1/41	3,190,019	3,447,339
4.500% 10/1/41	886,285	954,453
4.500% 1/1/42	896,772	970,230
4.500% 2/1/42	2,177,707	2,356,092
4.000% 4/1/42	275,770	298,360
4.000% 6/1/42	888,536	950,074
4.000% 8/1/42	1,060,607	1,132,405
4.500% 8/1/42	1,820,135	1,969,885
4.000% 9/1/42	3,412,908	3,655,678
4.500% 9/1/42	1,168,189	1,258,039
4.000% 10/1/42	2,154,842	2,300,715
4.500% 11/1/42	482,862	520,001
3.500% 12/1/42	1,648,342	1,741,190
3.000% 3/1/43	5,738,889	5,923,615
3.500% 3/1/43	2,500,000	2,642,383
3.000% 4/1/43	700,000	722,836
2.500% 4/25/28 TBA	1,200,000	1,244,906
3.000% 4/25/28 TBA	17,500,000	18,406,446
3.500% 4/25/28 TBA	800,000	848,125
4.500% 4/25/28 TBA	4,400,000	4,736,875
3.000% 4/25/43 TBA	2,500,000	2,577,930
3.500% 4/25/43 TBA	6,100,000	6,440,204
4.500% 4/25/43 TBA	22,000,000	23,701,344
5.000% 4/25/43 TBA	192,000,000	208,020,000
3.000% 5/25/43 TBA	2,300,000	2,365,496
4.500% 5/25/43 TBA	3,300,000	3,551,238
5.000% 5/25/43 TBA	400,000	433,203
5.500% 5/25/43 TBA	1,300,000	1,416,696
FREMF Mortgage Trust
4.023% 11/25/44(l)§	120,000	121,739
3.563% 8/25/45(l)§	335,000	347,068

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
3.656% 10/25/45(l)§		$260,000	$263,929
3.617% 11/25/45(l)§		130,000	131,317
Government National Mortgage Association
1.750% 7/20/27(l)		5,186	5,392
6.500% 6/20/32		74,145	86,143
5.500% 4/15/33		11,641	12,941
4.000% 9/15/40		348,930	381,765
4.000% 3/15/41		198,295	216,583
4.500% 5/20/41		3,205,583	3,518,503
4.000% 8/15/41		89,419	97,498
4.000% 10/15/41		88,163	96,128
4.000% 12/15/41		87,475	95,379
4.500% 2/15/42		3,078,759	3,376,533
4.000% 3/15/42		84,497	92,131
4.000% 7/15/42		727,179	793,372
1.013% 2/16/53 IO(l)		2,064,894	179,722
3.500% 4/15/43 TBA		100,000	106,938
4.000% 4/15/43 TBA		3,300,000	3,570,703
4.500% 4/15/43 TBA		1,500,000	1,639,922
5.000% 4/15/43 TBA		3,000,000	3,265,312
5.500% 4/15/43 TBA		1,000,000	1,095,625

			460,297,919

Foreign Governments (3.9%)
Canadian Government Bond
2.375% 9/10/14		400,000	411,861
0.875% 2/14/17		350,000	352,400
Development Bank of Japan
5.125% 2/1/17		200,000	231,302
Eksportfinans ASA
1.875% 4/2/13		500,000	500,000
0.505% 4/5/13(l)		300,000	299,475
1.600% 3/20/14	JPY	2,000,000	20,694
3.000% 11/17/14		$400,000	398,000
2.000% 9/15/15		1,200,000	1,152,000
2.375% 5/25/16		800,000	761,000
5.500% 5/25/16		1,155,000	1,199,756
2.875% 11/16/16	CHF	100,000	104,395
5.500% 6/26/17		$700,000	726,250
European Bank for Reconstruction & Development
1.500% 3/16/20		150,000	150,247
Export Development Canada
2.250% 5/28/15		250,000	259,899
1.250% 10/26/16		250,000	255,515
Export-Import Bank of China
5.250% 7/29/14§		3,700,000	3,908,680
Export-Import Bank of Korea
5.875% 1/14/15		250,000	270,975
4.125% 9/9/15		200,000	213,980
1.750% 2/27/18		200,000	200,081
4.000% 1/29/21		1,500,000	1,614,150
Federative Republic of Brazil
6.000% 1/17/17		500,000	581,807
8.000% 1/15/18		420,000	490,350
4.875% 1/22/21		750,000	869,421
FMS Wertmanagement AoeR
1.000% 11/21/17		200,000	199,980
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37	EUR	400,000	442,802
Japan Finance Corp.
2.500% 1/21/16		$750,000	789,579
2.250% 7/13/16		500,000	524,969
Japan Finance Organization for Municipalities
5.000% 5/16/17		500,000	578,932
Korea Development Bank
3.250% 3/9/16		300,000	315,900
3.500% 8/22/17		200,000	214,340
Korea Finance Corp.
4.625% 11/16/21		250,000	277,725
Province of British Columbia
2.850% 6/15/15		300,000	315,656
2.100% 5/18/16		300,000	314,156
2.000% 10/23/22		100,000	98,206
Province of Manitoba
1.375% 4/28/14		100,000	101,016
4.900% 12/6/16		500,000	571,929
Province of New Brunswick
2.750% 6/15/18		250,000	268,309
Province of Nova Scotia
5.125% 1/26/17		250,000	288,762
Province of Ontario
4.100% 6/16/14		500,000	522,191
1.875% 9/15/15		1,750,000	1,803,643
1.100% 10/25/17		250,000	249,936
4.000% 10/7/19		750,000	857,221
4.400% 4/14/20		250,000	292,780
2.450% 6/29/22		250,000	252,137
Province of Quebec
4.600% 5/26/15		750,000	815,638
3.500% 7/29/20		500,000	553,335
2.625% 2/13/23		150,000	150,884
Republic of Chile
3.875% 8/5/20		250,000	274,801
Republic of Colombia
8.250% 12/22/14		400,000	451,907
4.375% 7/12/21		600,000	670,100
Republic of Germany
0.100% 4/15/23	EUR	2,975,018	4,056,715
Republic of Italy
4.500% 1/21/15		$1,000,000	1,040,379
5.250% 9/20/16		750,000	807,569
4.750% 6/1/17	EUR	260,000	350,255
5.250% 8/1/17		1,265,000	1,739,994
Republic of Korea
5.750% 4/16/14		$4,400,000	4,624,400
4.875% 9/22/14		300,000	317,820
7.125% 4/16/19		9,650,000	12,485,170
Republic of Panama
5.200% 1/30/20		300,000	349,234
9.375% 4/1/29		298,000	482,015
Republic of Peru
8.375% 5/3/16		100,000	121,469
7.125% 3/30/19		200,000	256,000
Republic of Poland
6.375% 7/15/19		750,000	914,293
5.125% 4/21/21		570,000	653,968
Republic of South Africa
6.500% 6/2/14		1,480,000	1,566,729
6.875% 5/27/19		300,000	364,973
5.500% 3/9/20		300,000	342,872
State of Israel
5.500% 11/9/16		500,000	569,838
Svensk Exportkredit AB
3.250% 9/16/14		250,000	260,163

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
1.750% 10/20/15		$500,000	$514,110
United Kingdom Gilt
1.750% 9/7/22	GBP	15,200,000	23,054,991
United Mexican States
5.625% 1/15/17		$840,000	967,364
5.125% 1/15/20		235,000	274,739
3.625% 3/15/22		1,050,000	1,116,134

			84,400,266

Municipal Bonds (2.5%)
California State University Trustees for Systemwide Refunding, Revenue Bonds, Series 2005A
5.000% 11/1/30		300,000	320,631
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
6.124% 6/15/42		500,000	588,955
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2011EE
5.375% 6/15/43		635,000	734,193
5.500% 6/15/43		750,000	887,648
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20		800,000	902,528
4.325% 11/1/21		1,300,000	1,491,646
4.525% 11/1/22		1,800,000	2,088,612
City of New York, General Obligation Bonds, Series 2010H-1
6.246% 6/1/35		5,400,000	6,454,836
County of Los Angeles Community College District, General Obligation Bonds, Series 2001A
5.000% 8/1/27		1,100,000	1,246,388
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-A2
5.591% 8/1/20		3,700,000	4,200,055
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.841% 8/1/21		400,000	458,928
County of Los Angeles Unified School District, General Obligation Bonds, Series 2007A-1
4.500% 7/1/22		1,500,000	1,689,615
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40		700,000	787,003
County of Santa Clara Union School District, General Obligation Bonds, Series 2001B
5.000% 8/1/30		160,000	162,520
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34		400,000	469,240
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39		4,400,000	5,057,756
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414% 1/1/40		1,000,000	1,458,450
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40		2,075,000	2,647,721
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22		1,500,000	1,762,815
5.435% 5/15/23		1,975,000	2,346,241
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30		4,100,000	5,254,970
State of California, Various Purposes, General Obligation Bonds, Series 2009
4.850% 10/1/14		250,000	263,857
5.950% 4/1/16		35,000	40,087
5.750% 3/1/17		100,000	117,249
6.200% 3/1/19		100,000	121,584
6.200% 10/1/19		100,000	122,558
7.550% 4/1/39		3,000,000	4,331,010
State of Illinois, General Obligation Bonds, Series 2010
4.421% 1/1/15		100,000	105,062
State of Illinois, General Obligation Bonds, Series 2011
4.961% 3/1/16		300,000	327,846
5.665% 3/1/18		300,000	342,723
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34		1,000,000	1,267,550
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750% 6/1/34		1,800,000	2,140,650
State of New Jersey Economic Development Authority, Pension Funding Bonds, Revenue Bonds, Series 2010B
1.280% 6/15/13(l)		3,000,000	3,002,760

			53,193,687

Supranational (1.2%)
African Development Bank
3.000% 5/27/14		200,000	206,225
2.500% 3/15/16		500,000	528,884
Asian Development Bank
2.750% 5/21/14		500,000	513,907
2.625% 2/9/15		500,000	521,114
2.500% 3/15/16		500,000	529,944
1.125% 3/15/17		350,000	355,488
1.875% 10/23/18		250,000	260,786
1.375% 3/23/20		150,000	149,414
Corp. Andina de Fomento
3.750% 1/15/16		200,000	211,475
8.125% 6/4/19		250,000	324,753
Council of Europe Development Bank
2.625% 2/16/16		500,000	528,167
1.500% 6/19/17		250,000	255,463
1.000% 3/7/18		350,000	348,057
European Bank for Reconstruction & Development
1.625% 9/3/15		150,000	154,216
2.500% 3/15/16		400,000	423,126
1.375% 10/20/16		200,000	205,415
1.000% 2/16/17		300,000	303,030
0.750% 9/1/17		150,000	149,580
1.000% 6/15/18		100,000	99,995
European Investment Bank
4.625% 5/15/14		2,000,000	2,093,741
1.125% 8/15/14		1,000,000	1,009,127
1.000% 7/15/15		750,000	757,073
1.625% 9/1/15		750,000	768,442
4.875% 2/16/16		1,334,000	1,494,221
2.500% 5/16/16		2,000,000	2,111,904

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.875% 1/17/17	$500,000	$575,437
1.125% 9/15/17	500,000	502,764
1.000% 12/15/17	450,000	448,708
2.875% 9/15/20	500,000	539,180
4.000% 2/16/21	500,000	578,655
Inter-American Development Bank
3.000% 4/22/14	1,000,000	1,028,196
1.375% 10/18/16	1,000,000	1,026,789
4.250% 9/10/18	750,000	879,046
International Bank for Reconstruction & Development
1.125% 8/25/14	350,000	354,136
2.375% 5/26/15	1,000,000	1,042,850
2.125% 3/15/16	1,000,000	1,048,082
5.000% 4/1/16	150,000	170,149
0.500% 4/15/16	500,000	500,172
0.875% 4/17/17	500,000	501,729
2.125% 2/13/23	100,000	100,593
International Finance Corp.
3.000% 4/22/14	750,000	771,308
1.000% 4/24/17	500,000	504,986
2.125% 11/17/17	500,000	528,611
Nordic Investment Bank
2.500% 7/15/15	300,000	313,949
0.500% 4/14/16	300,000	299,678
5.000% 2/1/17	300,000	348,986
North American Development Bank
2.400% 10/26/22	150,000	144,772

		26,512,323

U.S. Government Agencies (3.8%)
Federal Farm Credit Bank
5.125% 8/25/16	685,000	790,825
4.875% 1/17/17	840,000	973,795
Federal Home Loan Bank
0.240% 4/22/14	1,500,000	1,499,662
1.375% 5/28/14	250,000	253,236
5.500% 8/13/14	500,000	535,693
0.250% 1/16/15	500,000	499,512
0.350% 2/20/15	250,000	250,004
2.875% 6/12/15	2,000,000	2,110,524
1.630% 8/20/15	500,000	514,584
0.500% 11/20/15	350,000	350,950
5.625% 6/13/16	1,550,000	1,779,563
4.750% 12/16/16	500,000	576,860
5.250% 6/5/17	1,350,000	1,593,931
1.000% 6/21/17	350,000	354,706
1.050% 7/26/17	1,000,000	1,000,072
1.050% 11/15/17	300,000	298,491
5.000% 11/17/17	1,000,000	1,191,357
4.125% 3/13/20	1,500,000	1,762,730
Federal Home Loan Mortgage Corp.
0.375% 4/28/14	1,000,000	1,001,195
3.000% 7/28/14	1,500,000	1,553,944
0.625% 12/29/14	2,000,000	2,011,937
0.800% 1/13/15	100,000	100,462
4.500% 1/15/15	1,000,000	1,075,227
2.875% 2/9/15	2,000,000	2,096,322
0.550% 2/27/15	500,000	501,422
0.420% 6/19/15	750,000	750,514
0.500% 8/28/15	750,000	751,654
0.420% 9/18/15	500,000	499,636
0.500% 9/25/15	1,200,000	1,200,808
4.750% 11/17/15	928,000	1,033,253
0.500% 11/27/15	500,000	500,156
0.850% 2/24/16	500,000	502,375
5.500% 7/18/16	1,000,000	1,162,908
5.125% 10/18/16	2,000,000	2,317,744
2.250% 1/23/17	200,000	203,089
5.000% 2/16/17	750,000	875,624
1.000% 3/8/17	1,000,000	1,012,376
2.000% 7/17/17	1,000,000	1,005,069
0.750% 1/12/18	500,000	497,044
1.070% 2/14/18	250,000	249,907
0.875% 3/7/18	1,000,000	998,287
4.875% 6/13/18	1,500,000	1,798,944
3.750% 3/27/19	750,000	861,344
1.750% 5/30/19	750,000	773,788
2.000% 7/30/19	100,000	101,071
3.000% 7/31/19	250,000	252,095
1.250% 10/2/19	750,000	746,350
2.500% 10/17/19	500,000	513,981
2.375% 1/13/22	990,000	1,030,753
Federal National Mortgage Association
4.625% 5/1/13	1,695,000	1,701,752
5.125% 1/2/14	607,000	629,093
2.500% 5/15/14	1,000,000	1,025,031
3.000% 9/16/14	1,000,000	1,039,648
4.625% 10/15/14	1,000,000	1,067,045
2.625% 11/20/14	500,000	518,906
0.500% 11/21/14	500,000	500,264
0.500% 11/24/14	750,000	750,416
0.750% 12/19/14	1,000,000	1,007,321
0.550% 2/27/15	300,000	300,853
0.375% 3/16/15	1,000,000	1,000,766
0.500% 7/2/15	1,500,000	1,503,719
2.375% 7/28/15	1,500,000	1,570,012
2.150% 8/4/15	100,000	104,084
2.000% 9/21/15	200,000	207,823
1.875% 10/15/15	200,000	207,223
4.375% 10/15/15	1,000,000	1,100,190
1.625% 10/26/15	1,500,000	1,546,392
0.800% 11/24/15	750,000	750,762
0.375% 12/21/15	500,000	499,145
0.560% 2/16/16	500,000	499,843
0.625% 2/22/16	750,000	750,481
0.550% 2/26/16	1,500,000	1,501,082
0.750% 9/13/16	500,000	500,669
1.375% 11/15/16	1,000,000	1,026,213
4.875% 12/15/16	2,050,000	2,369,381
5.375% 6/12/17	2,000,000	2,385,357
0.875% 8/28/17	1,000,000	1,003,775
1.125% 9/12/17	500,000	501,680
0.875% 10/26/17	1,000,000	1,002,188
0.900% 11/7/17	500,000	498,982
0.875% 12/20/17	750,000	751,015
0.875% 2/8/18	1,000,000	998,852
1.200% 2/28/18	500,000	501,448
1.750% 1/30/19	200,000	201,595
1.625% 8/8/19	500,000	500,224
1.700% 10/4/19	300,000	299,866
(Zero Coupon), 10/9/19	905,000	802,024
1.500% 10/9/19	500,000	498,984
2.250% 10/17/22	250,000	249,513
2.200% 10/25/22	100,000	99,996

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.500% 3/27/23	$1,000,000	$1,001,193
5.000% 10/1/35	1,162,947	1,260,778
4.500% 6/1/39	271,709	292,607
Financing Corp.
10.700% 10/6/17 IO STRIPS	600,000	855,269
Resolution Funding Corp. (Zero Coupon), 7/15/18 STRIPS	75,000	71,075
(Zero Coupon), 10/15/18 STRIPS	75,000	70,702
Small Business Administration
Series 2004-P10A
4.504% 2/1/14	60,268	61,583

		81,902,594

U.S. Treasuries (43.2%)
U.S. Treasury Bonds
11.250% 2/15/15	1,216,000	1,465,761
9.250% 2/15/16	2,684,000	3,366,637
7.500% 11/15/16	1,695,000	2,120,720
8.875% 8/15/17	4,107,000	5,570,119
8.500% 2/15/20	3,000,000	4,463,086
7.875% 2/15/21	500,000	743,340
2.000% 1/15/26 TIPS	2,610,000	3,941,934
2.375% 1/15/27 TIPS	1,900,000	2,952,540
1.750% 1/15/28 TIPS	11,200,000	15,648,660
2.500% 1/15/29 TIPS	2,880,000	4,314,958
3.875% 4/15/29 TIPS	1,130,000	2,571,587
0.750% 2/15/42#	1,020,000	1,084,902
2.750% 8/15/42	390,000	361,839
3.125% 2/15/43#	17,090,000	17,122,044
U.S. Treasury Notes
0.125% 9/30/13	22,900,000	22,900,224
0.500% 10/15/13	13,800,000	13,828,638
0.250% 10/31/13	19,400,000	19,412,977
0.500% 11/15/13	8,000,000	8,018,125
0.250% 11/30/13	46,400,000	46,430,814
1.000% 1/15/14	21,400,000	21,543,990
0.250% 4/30/14	4,000,000	4,002,969
1.000% 5/15/14	5,000,000	5,045,508
0.250% 5/31/14	4,000,000	4,002,871
2.250% 5/31/14	5,000,000	5,119,629
0.250% 6/30/14	5,000,000	5,003,565
2.625% 6/30/14	8,000,000	8,241,406
0.625% 7/15/14	10,000,000	10,054,346
0.125% 7/31/14	8,000,000	7,991,680
0.500% 8/15/14	4,500,000	4,518,127
0.250% 8/31/14	5,750,000	5,752,920
2.375% 8/31/14	7,500,000	7,728,808
0.250% 9/30/14	10,000,000	10,004,932
2.375% 9/30/14	6,000,000	6,193,799
0.250% 10/31/14	5,500,000	5,502,417
2.375% 10/31/14	6,000,000	6,203,057
4.250% 11/15/14	4,000,000	4,260,312
0.250% 11/30/14	3,500,000	3,501,367
0.250% 12/15/14	5,000,000	5,002,002
0.125% 12/31/14	4,000,000	3,993,125
2.625% 12/31/14	10,000,000	10,415,967
0.250% 1/15/15	2,000,000	2,000,391
0.250% 1/31/15	4,500,000	4,501,055
2.250% 1/31/15	4,000,000	4,147,383
0.250% 2/15/15	7,000,000	6,999,795
0.250% 2/28/15	5,332,000	5,332,495
0.375% 3/15/15	4,700,000	4,711,337
0.250% 3/31/15	4,200,000	4,200,492
0.375% 4/15/15	3,000,000	3,006,709
2.500% 4/30/15	1,000,000	1,046,279
0.250% 5/15/15	3,500,000	3,498,394
2.125% 5/31/15	15,000,000	15,597,070
0.375% 6/15/15	2,000,000	2,004,141
1.875% 6/30/15	10,500,000	10,874,781
0.250% 7/15/15	6,000,000	5,995,313
0.250% 8/15/15	5,000,000	4,994,434
1.250% 8/31/15	5,000,000	5,114,844
0.250% 9/15/15	2,000,000	1,997,168
0.250% 10/15/15	3,500,000	3,494,292
1.250% 10/31/15	5,000,000	5,119,238
0.375% 11/15/15	6,000,000	6,009,141
4.500% 11/15/15	7,000,000	7,761,865
1.375% 11/30/15	10,000,000	10,276,562
0.250% 12/15/15	3,500,000	3,492,617
0.375% 1/15/16#	10,175,000	10,185,930
0.375% 2/15/16	4,000,000	4,002,578
4.500% 2/15/16	5,000,000	5,593,359
2.625% 2/29/16	6,000,000	6,393,750
0.375% 3/15/16	1,555,000	1,555,972
2.375% 3/31/16	6,000,000	6,358,125
2.625% 4/30/16	2,500,000	2,670,898
5.125% 5/15/16	4,087,000	4,685,043
1.750% 5/31/16	5,000,000	5,212,744
3.250% 5/31/16	3,000,000	3,269,062
1.500% 7/31/16	8,000,000	8,282,969
1.000% 9/30/16	4,000,000	4,074,570
3.000% 9/30/16	5,000,000	5,439,112
3.125% 10/31/16	5,000,000	5,470,312
0.875% 12/31/16	5,000,000	5,067,627
0.875% 1/31/17	2,000,000	2,026,309
3.125% 1/31/17	5,000,000	5,492,578
0.875% 2/28/17	5,000,000	5,064,209
1.000% 3/31/17	7,000,000	7,121,816
3.125% 4/30/17	4,000,000	4,410,312
4.500% 5/15/17	3,500,000	4,057,778
2.750% 5/31/17	6,000,000	6,532,969
0.500% 7/31/17	6,000,000	5,965,606
4.750% 8/15/17	3,186,000	3,753,631
0.625% 8/31/17	5,000,000	4,994,629
1.875% 8/31/17	5,500,000	5,795,410
0.625% 9/30/17	2,500,000	2,495,141
1.875% 9/30/17	3,500,000	3,687,920
0.750% 10/31/17	4,000,000	4,011,602
1.875% 10/31/17	5,000,000	5,268,799
4.250% 11/15/17	1,150,000	1,336,639
0.625% 11/30/17	4,000,000	3,986,602
0.750% 12/31/17	4,000,000	4,005,429
2.750% 12/31/17	3,500,000	3,834,551
0.875% 1/31/18	4,000,000	4,025,859
3.500% 2/15/18	4,000,000	4,528,633
0.750% 2/28/18	9,560,000	9,558,039
0.750% 3/31/18	2,500,000	2,496,973
2.625% 4/30/18	3,000,000	3,275,566
2.375% 5/31/18	2,000,000	2,159,414
2.250% 7/31/18	1,000,000	1,073,555
4.000% 8/15/18	4,000,000	4,669,609
1.375% 9/30/18	4,500,000	4,620,937
3.750% 11/15/18	4,000,000	4,630,156

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.375% 12/31/18	$3,000,000	$3,073,535
1.250% 1/31/19	2,000,000	2,033,281
2.750% 2/15/19	5,000,000	5,512,597
1.500% 3/31/19	5,000,000	5,146,338
1.250% 4/30/19	1,500,000	1,520,215
1.000% 6/30/19	3,000,000	2,988,047
1.000% 8/31/19	2,000,000	1,986,367
1.000% 9/30/19	3,000,000	2,977,559
1.250% 10/31/19	3,000,000	3,022,002
3.375% 11/15/19	7,350,000	8,413,741
1.000% 11/30/19	8,844,000	8,753,574
1.125% 12/31/19	3,000,000	2,989,131
1.375% 1/31/20	3,000,000	3,034,190
3.625% 2/15/20	10,000,000	11,619,434
1.250% 2/29/20	3,000,000	3,004,658
1.125% 3/31/20	2,000,000	1,982,635
3.500% 5/15/20	8,000,000	9,237,656
2.625% 8/15/20	9,000,000	9,831,094
2.625% 11/15/20	5,000,000	5,453,467
3.125% 5/15/21	11,000,000	12,386,387
2.125% 8/15/21	8,000,000	8,360,078
2.000% 11/15/21	3,500,000	3,609,409
2.000% 2/15/22	50,800,000	52,223,294
1.750% 5/15/22	4,000,000	4,011,602
1.625% 8/15/22	4,000,000	3,948,359
1.625% 11/15/22	14,378,600	14,124,025
0.125% 1/15/23 TIPS	13,200,000	14,206,056
2.000% 2/15/23	75,748,000	76,706,682

		927,875,633

Total Government Securities		1,644,410,093

Total Long-Term Debt Securities (109.9%) (Cost $2,282,780,050)		2,361,432,250

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.3%)
Commercial Banks (0.3%)
Wells Fargo & Co.
7.500%*	5,000	6,443,750

Total Convertible Preferred Stocks (0.3%) (Cost $5,000,000)		6,443,750

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.3%)
Banco do Brasil S.A.
1.23%, 3/27/14 (p)	$6,850,000	6,766,498

Commercial Paper (0.2%)
Daimler Finance N.A. LLC
0.59%, 10/15/13 (n)(p)	4,700,000	4,684,841

Government Securities (1.6%)
U.S. Treasury Bills
0.11%, 9/19/13 (p)	4,400,000	4,397,755
0.11%, 11/14/13 #(p)	2,200,000	2,198,406
0.11%, 12/12/13 (p)	1,900,000	1,898,453
0.12%, 1/9/14 (p)	7,927,000	7,919,527
0.13%, 3/6/14 (p)	18,604,000	18,580,801

Total Government Securities		34,994,942

Time Deposit (0.5%)
Banco do Brasil S.A.
2.52%, 2/14/14 (p)	10,600,000	10,596,163

Total Short-Term Investments (2.6%) (Cost $57,025,924)		57,042,444

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
Eurodollar 2 Year Mid Curve
September 2013 @ $98.75*	248	24,800
September 2013 @ $99.25*	87	32,625

Total Options Purchased (0.0%) (Cost $63,816)		57,425

Total Investments Before Options Written and Securities Sold Short (112.8%) (Cost $2,344,869,790)		2,424,975,869

OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes
April 2013 @ $131.00*	(48)	(58,500)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2013 @ $129.00*	(48)	(1,500)
Eurodollar 3 Year Mid Curve
September 2013 @ $98.13*	(124)	(24,025)

		(25,525)

Total Options Written (0.0%) (Premiums Received $88,293)		(84,025)

Total Investments Before Securities Sold Short (112.8%) (Cost$2,344,781,497)		2,424,891,844

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Agency CMO (-1.1%)
Federal Home Loan Mortgage Corp.
3.000%, 4/15/43 TBA	$(400,000)	(410,656)
5.000%, 5/15/43 TBA	(1,900,000)	(2,043,688)
Federal National Mortgage Association
4.000%, 4/25/43 TBA	(8,900,000)	(9,488,235)
5.000%, 4/25/43 TBA	(400,000)	(433,375)
6.500%, 4/25/43 TBA	(2,700,000)	(3,001,219)
4.000%, 5/25/43 TBA	(1,800,000)	(1,916,648)
6.000%, 5/25/43 TBA	(1,400,000)	(1,533,383)
Government National Mortgage Association
4.000%, 4/15/43 TBA	(1,600,000)	(1,744,250)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 4/15/43 TBA	$(3,100,000)	$(3,392,078)

Total Securities Sold Short (-1.1%) (Proceeds Received $23,895,238)		(23,963,532)

Total Investments after Options Written and Securities Sold Short (111.7%) (Cost $2,320,886,259)		2,400,928,312
Other Assets Less Liabilities (-11.7%)		(252,266,635)

Net Assets (100%)		$2,148,661,677

*	Non-income producing.

†	Securities (totaling $3,225,214 or 0.2% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $158,177,191 or 7.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,860,006.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2013, the market value of these securities amounted to $15,169,862 or 0.7% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

AUD — Australian Dollar

CHF — Swiss Franc

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

IO — Interest Only

JPY — Japanese Yen

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
10 Year Australian Bonds	527	June-13	$65,367,481	$66,720,840	$1,353,359
2 Year U.S. Treasury Notes	149	June-13	32,845,246	32,847,516	2,270
5 Year U.S. Treasury Notes	196	June-13	24,235,988	24,314,719	78,731
90 Day Eurodollar	30	June-13	7,475,790	7,475,250	(540)
90 Day Eurodollar	30	September-13	7,472,950	7,472,250	(700)
90 Day Eurodollar	30	December-13	7,470,700	7,470,000	(700)
90 Day Eurodollar	30	March-14	7,469,393	7,468,500	(893)
U.S. Long Bond	14	June-13	2,013,359	2,022,562	9,203

					$1,440,730

Sales
10 Year U.S. Treasury Notes	140	June-13	$18,312,948	$18,477,813	$(164,865)
5 Year U.S. Treasury Notes	261	June-13	32,226,118	32,378,273	(152,155)
90 Day Eurodollar	30	June-16	7,405,797	7,410,000	(4,203)
90 Day Eurodollar	30	September-16	7,393,319	7,397,625	(4,306)
90 Day Eurodollar	30	December-16	7,379,936	7,384,500	(4,564)
90 Day Eurodollar	30	March-17	7,366,774	7,371,375	(4,601)
Euro-Bund	125	June-13	23,257,676	23,312,044	(54,368)
U.S. Ultra Bond	78	June-13	12,182,959	12,292,313	(109,354)

					$(498,416)

					$942,314

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 5/2/13	Barclays Bank plc	1,039	$1,079,334	$1,073,850	$5,484
Australian Dollar vs. U.S. Dollar, expiring 5/2/13	Westpac Banking Corp.	555	576,545	576,671	(126)
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	Bank of America	104,231	16,575,351	16,641,000	(65,649)
European Union Euro vs. U.S. Dollar, expiring 4/23/13	Deutsche Bank AG	1,183	1,516,634	1,605,312	(88,678)
European Union Euro vs. U.S. Dollar, expiring 4/23/13	UBS AG	1,712	2,194,825	2,223,010	(28,185)
European Union Euro vs. U.S. Dollar, expiring 6/17/13	JPMorgan Chase Bank	189	242,403	245,116	(2,713)
Japanese Yen vs. U.S. Dollar, expiring 4/17/13	Westpac Banking Corp.	218,717	2,323,657	2,341,313	(17,656)
Mexican Peso vs. U.S. Dollar, expiring 4/3/13	JPMorgan Chase Bank	67	5,461	5,161	300

					$(197,223)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 5/2/13	Bank of America	8,971	9,187,623	9,319,254	(131,631)
Australian Dollar vs. U.S. Dollar, expiring 5/2/13	Barclays Bank plc	688	713,335	714,708	(1,373)
Australian Dollar vs. U.S. Dollar, expiring 5/2/13	Citibank N.A.	764	798,495	793,658	4,837

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 6/12/13	Barclays Bank plc	15,052	$22,642,723	$22,862,151	$(219,428)
British Pound vs. U.S. Dollar, expiring 6/12/13	Citibank N.A.	133	198,635	202,011	(3,376)
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	HSBC Bank plc	104,231	16,501,370	16,575,351	(73,981)
European Union Euro vs. U.S. Dollar, expiring 4/23/13	Citibank N.A.	5,874	7,827,105	7,530,607	296,498
European Union Euro vs. U.S. Dollar, expiring 4/23/13	Royal Bank of Scotland	1,125	1,474,314	1,442,277	32,037
European Union Euro vs. U.S. Dollar, expiring 4/23/13	Royal Bank of Scotland	413	549,475	529,476	19,999
European Union Euro vs. U.S. Dollar, expiring 4/23/13	UBS AG	579	770,940	742,292	28,648
European Union Euro vs. U.S. Dollar, expiring 6/17/13	Barclays Bank plc	18,837	24,624,122	24,159,589	464,533
European Union Euro vs. U.S. Dollar, expiring 6/19/13	Citibank N.A.	300	383,688	384,774	(1,086)
Japanese Yen vs. U.S. Dollar, expiring 4/17/13	Barclays Bank plc	234,409	2,532,405	2,490,369	42,036
Japanese Yen vs. U.S. Dollar, expiring 4/17/13	Westpac Banking Corp.	733,908	8,235,808	7,797,064	438,744

					$896,457

					$699,234

Options Written:

Options written through the period ended March 31, 2013 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2013	—	$—
Options Written	220	88,293
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – March 31, 2013	220	$88,293

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$56,192,289	$713,352	$56,905,641
Non-Agency CMO	—	111,812,715	1,554,447	113,367,162
Convertible Preferred Stocks
Financials	6,443,750	—	—	6,443,750
Corporate Bonds
Consumer Discretionary	—	29,118,752	76	29,118,828
Consumer Staples	—	31,144,740	—	31,144,740
Energy	—	50,757,962	—	50,757,962
Financials	—	280,352,488	1,669,715	282,022,203
Health Care	—	29,178,875	—	29,178,875
Industrials	—	24,074,816	—	24,074,816
Information Technology	—	16,928,770	—	16,928,770
Materials	—	21,003,512	—	21,003,512
Telecommunication Services	—	26,492,133	—	26,492,133
Utilities	—	36,027,515	—	36,027,515
Forward Currency Contracts	—	1,333,116	—	1,333,116
Futures	1,443,563	—	—	1,443,563
Government Securities
Agency ABS	—	10,227,671	—	10,227,671
Agency CMO	—	460,297,919	—	460,297,919
Foreign Governments	—	84,400,266	—	84,400,266
Municipal Bonds	—	53,193,687	—	53,193,687
Supranational	—	26,512,323	—	26,512,323
U.S. Government Agencies	—	81,902,594	—	81,902,594
U.S. Treasuries	—	927,875,633	—	927,875,633
Options Purchased
Put Options Purchased	57,425	—	—	57,425
Short-Term Investments	—	57,042,444	—	57,042,444

Total Assets	$7,944,738	$2,415,870,220	$3,937,590	$2,427,752,548

Liabilities:
Forward Currency Contracts	$—	$(633,882)	$—	$(633,882)
Futures	(501,249)	—	—	(501,249)
Government Securities
Agency CMO	—	(23,963,532)	—	(23,963,532)
Options Written
Call Options Written	(58,500)	—	—	(58,500)
Put Options Written	(25,525)	—	—	(25,525)

Total Liabilities	$(585,274)	$(24,597,414)	$—	$(25,182,688)

Total	$7,359,464	$2,391,272,806	$3,937,590	$2,402,569,860

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Asset-Backed Securities	Investments in Securities-Non-Agency CMO	Investments in Corporate Bonds – Consumer Discretionary†
Balance as of 12/31/12	$1,270,031	$3,503,993	$—
Total gains or losses (realized/unrealized) included in earnings	9,868	574	76
Purchases	—	—	—
Sales	(566,547)	(99,493)	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(1,850,627)	—

Balance as of 3/31/13	$713,352	$1,554,447	$76

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$7,630	$—	$76

Investments in Corporate Bonds – Financials
Balance as of 12/31/12	$1,671,810
Total gains or losses (realized/unrealized) included in earnings	(2,095)
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$1,669,715

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$(2,095)

†	Shares held with $0 cost.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,002,900,063
Long-term U.S. government debt securities	260,761,049

$2,263,661,112

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,015,485,036
Long-term U.S. government debt securities	274,400,261

$2,289,885,297

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,374,484
Aggregate gross unrealized depreciation	(17,455,486)

Net unrealized appreciation	$78,918,998

Federal income tax cost of investments	$2,346,056,871

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.2%)
MercadoLibre, Inc.	13,646	$1,317,658

Australia (3.4%)
AGL Energy Ltd.	10,614	175,265
ALS Ltd.	6,846	74,627
Alumina Ltd.*	46,362	53,579
Amcor Ltd.	23,270	224,832
AMP Ltd.	56,486	306,402
APA Group	16,585	102,914
Asciano Ltd.	18,607	108,293
ASX Ltd.	3,381	127,393
Aurizon Holdings Ltd.	35,061	147,110
Australia & New Zealand Banking Group Ltd.	52,360	1,555,302
Bendigo and Adelaide Bank Ltd.	7,886	84,322
BGP Holdings plc(b)*†	568,558	—
BHP Billiton Ltd.	112,116	3,824,061
BHP Billiton Ltd. (ADR)	37,975	2,598,629
Boral Ltd.	14,986	76,609
Brambles Ltd.	30,005	264,600
Caltex Australia Ltd.	2,598	57,750
CFS Retail Property Trust Group (REIT)	40,268	84,269
Coca-Cola Amatil Ltd.	11,029	167,420
Cochlear Ltd.	1,047	74,180
Commonwealth Bank of Australia	30,991	2,194,430
Computershare Ltd.	8,238	87,485
Crown Ltd.	7,513	96,213
CSL Ltd.	9,664	595,953
Dexus Property Group (REIT)	86,481	93,641
Echo Entertainment Group Ltd.	14,318	51,877
Federation Centres Ltd. (REIT) .	28,035	68,885
Flight Centre Ltd.	1,154	40,370
Fortescue Metals Group Ltd.	27,048	110,954
Goodman Group (REIT)	32,834	163,405
GPT Group (REIT)	27,143	104,844
Harvey Norman Holdings Ltd.	11,472	32,607
Iluka Resources Ltd.	8,572	83,446
Incitec Pivot Ltd.	31,172	100,285
Insurance Australia Group Ltd. .	40,089	238,328
Leighton Holdings Ltd.	2,984	63,814
Lend Lease Group	10,511	111,624
Macquarie Group Ltd.	6,213	240,311
Metcash Ltd.	17,623	75,962
Mirvac Group (REIT)	65,744	110,888
National Australia Bank Ltd.	44,724	1,436,046
Newcrest Mining Ltd.	14,763	308,178
Orica Ltd.	7,053	179,542
Origin Energy Ltd.	21,086	291,545
OZ Minerals Ltd.	5,907	32,780
Qantas Airways Ltd.*	19,649	36,517
QBE Insurance Group Ltd.	23,069	324,487
Ramsay Health Care Ltd.	2,672	89,857
Rio Tinto Ltd.	17,413	1,037,010
Santos Ltd.	18,533	239,845
Sonic Healthcare Ltd.	7,040	102,103
SP AusNet	31,858	39,637
Stockland Corp., Ltd. (REIT)	42,499	161,505
Suncorp Group Ltd.	24,801	305,211
Sydney Airport	4,235	14,462
Tabcorp Holdings Ltd.	13,375	44,979
Tatts Group Ltd.	27,694	91,403
Telstra Corp., Ltd.	83,929	394,096
Toll Holdings Ltd.	13,741	84,837
Transurban Group	25,383	168,608
Treasury Wine Estates Ltd.	12,246	72,547
Wesfarmers Ltd.	19,390	811,553
Westfield Group (REIT)	41,184	465,234
Westfield Retail Trust (REIT)	55,970	175,985
Westpac Banking Corp.	59,343	1,900,505
Whitehaven Coal Ltd.	10,494	23,163
Woodside Petroleum Ltd.	12,701	473,671
Woolworths Ltd.	23,739	835,149
WorleyParsons Ltd.	3,949	101,513

		25,014,847

Austria (0.9%)
Andritz AG	1,474	98,894
Conwert Immobilien Invest SE	107,662	1,173,055
Erste Group Bank AG*	59,390	1,654,285
Immofinanz AG*	19,053	72,170
OMV AG	2,843	120,899
Raiffeisen Bank International AG	872	29,638
Schoeller-Bleckmann Oilfield Equipment AG	31,320	3,136,326
Telekom Austria AG	5,014	32,901
Verbund AG	1,108	24,017
Vienna Insurance Group AG Wiener Versicherung Gruppe .	691	33,464
Voestalpine AG	2,244	68,906

		6,444,555

Belgium (1.1%)
Ageas	4,457	150,743
Anheuser-Busch InBev N.V	66,752	6,609,977
Belgacom S.A	2,788	69,314
Colruyt S.A	1,535	74,229
Delhaize Group S.A	1,892	103,207
Groupe Bruxelles Lambert S.A	1,558	119,128
KBC Groep N.V	4,558	156,993
Solvay S.A	1,144	154,929
Telenet Group Holding N.V	993	49,107
UCB S.A	2,124	135,588
Umicore S.A	2,191	102,919

		7,726,134

Bermuda (0.4%)
Everest Reinsurance Group Ltd.	24,273	3,152,092

Brazil (0.9%)
Banco Bradesco S.A. (ADR)	117,245	1,995,503
Banco do Brasil S.A	168,300	2,280,368
BR Malls Participacoes S.A	204,200	2,555,595

		6,831,466

Canada (0.9%)
Canadian National Railway Co.	26,881	2,696,164
Canadian Pacific Railway Ltd.	5,720	746,300
Imax Corp.*	46,547	1,244,202
Rogers Communications, Inc., Class B	33,669	1,719,139

		6,405,805

China (2.9%)
Anhui Conch Cement Co., Ltd., Class H	587,000	1,947,202
Baidu, Inc. (ADR)*	14,075	1,234,377
China Construction Bank Corp., Class H	1,377,000	1,124,654

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
China Oilfield Services Ltd., Class H	1,275,500	$2,671,755
China Shipping Container Lines Co., Ltd., Class H*	4,839,000	1,309,093
CNOOC Ltd.	1,110,100	2,133,666
Daphne International Holdings Ltd.	1,638,000	2,057,378
ENN Energy Holdings Ltd.	134,000	742,282
Industrial & Commercial Bank of China Ltd., Class H	3,379,135	2,368,100
Mindray Medical International Ltd. (ADR)	59,899	2,392,366
Ping An Insurance Group Co. of China Ltd., Class H	88,000	682,456
Weichai Power Co., Ltd., Class H	620,080	2,064,923
Yangzijiang Shipbuilding Holdings Ltd.	31,182	24,385

		20,752,637

Colombia (0.3%)
Bancolombia S.A. (ADR)	34,060	2,154,295

Czech Republic (0.2%)
Komercni Banka A/S	7,047	1,345,403

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	11	82,230
A. P. Moller - Maersk A/S, Class B	25	195,138
Carlsberg A/S, Class B	2,063	200,753
Coloplast A/S, Class B	2,196	118,136
Danske Bank A/S*	12,641	226,027
DSV A/S	3,538	85,463
Novo Nordisk A/S, Class B	18,994	3,085,986
Novozymes A/S, Class B	4,710	159,688
TDC A/S	12,865	98,848
Tryg A/S	440	35,509
William Demant Holding A/S*	460	38,539

		4,326,317

Finland (0.2%)
Elisa Oyj	2,804	52,082
Fortum Oyj	8,570	172,691
Kesko Oyj, Class B	1,150	35,924
Kone Oyj, Class B	3,002	236,082
Metso Oyj*	2,454	104,404
Neste Oil Oyj*	2,308	32,544
Nokia Oyj	72,198	233,589
Nokian Renkaat Oyj	2,081	92,563
Orion Oyj, Class B	1,754	46,069
Pohjola Bank plc, Class A	2,583	37,547
Sampo Oyj, Class A	8,079	310,682
Stora Enso Oyj, Class R	11,243	72,564
UPM-Kymmene Oyj	10,153	113,292
Wartsila Oyj	3,235	145,345

		1,685,378

France (5.7%)
Accor S.A	25,324	879,709
Aeroports de Paris S.A	561	47,584
Air Liquide S.A	6,014	730,663
Alstom S.A	4,099	166,824
Arkema S.A	1,212	110,259
AtoS	1,102	75,842
AXA S.A.‡	34,068	585,616
BNP Paribas S.A	69,664	3,575,524
Bouygues S.A	3,585	97,239
Bureau Veritas S.A	1,069	133,056
Cap Gemini S.A	2,904	132,148
Carrefour S.A	11,620	318,085
Casino Guichard Perrachon S.A	1,066	112,022
Christian Dior S.A	1,052	174,497
Cie de Saint-Gobain S.A	7,677	284,595
Cie Generale de Geophysique- Veritas*	2,937	66,147
Cie Generale des Etablissements Michelin	3,508	293,412
Cie Generale d’Optique Essilor International S.A	6,437	715,798
CNP Assurances S.A	3,421	46,944
Credit Agricole S.A.*	19,273	158,755
Danone S.A	47,171	3,282,102
Dassault Systemes S.A	1,202	138,948
Edenred	3,264	106,816
EDF S.A	4,458	85,489
Eurazeo S.A	508	25,754
European Aeronautic Defence and Space Co. N.V	8,880	451,898
Eutelsat Communications S.A	2,444	86,169
Fonciere des Regions (REIT)	449	35,155
France Telecom S.A	35,737	361,437
GDF Suez S.A	25,560	492,117
Gecina S.A. (REIT)	417	48,386
Groupe Eurotunnel S.A. (Registered)	10,392	82,777
ICADE (REIT)	427	37,340
Iliad S.A	466	99,129
Imerys S.A	9,896	644,281
J.C. Decaux S.A	1,175	32,202
Klepierre S.A. (REIT)	1,928	75,736
Lafarge S.A	20,781	1,380,654
Lagardere S.C.A	2,414	88,886
Legrand S.A	4,572	199,378
L’Oreal S.A	4,684	742,718
LVMH Moet Hennessy Louis Vuitton S.A	12,457	2,138,116
Natixis S.A	18,525	70,336
Pernod-Ricard S.A	24,409	3,041,572
Peugeot S.A.*	3,986	28,868
PPR S.A	7,112	1,562,571
Publicis Groupe S.A	3,442	230,798
Remy Cointreau S.A	414	47,847
Renault S.A	3,706	232,182
Rexel S.A	2,931	63,965
Safran S.A	4,424	197,319
Sanofi S.A	38,523	3,914,409
Schneider Electric S.A	46,743	3,415,298
SCOR SE	3,037	87,203
Societe BIC S.A	573	66,538
Societe Generale S.A.*	56,580	1,858,869
Sodexo S.A	1,819	169,513
Suez Environnement Co. S.A	5,612	71,571
Technip S.A	12,140	1,244,621
Thales S.A	1,803	76,257
Total S.A	78,344	3,751,385
Unibail-Rodamco SE (REIT)	1,778	414,118
Vallourec S.A	1,986	95,466
Veolia Environnement S.A	6,900	87,015
Vinci S.A	8,884	400,230
Vivendi S.A	25,501	526,774
Wendel S.A	658	69,636

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Zodiac Aerospace	660	$76,903

		41,141,471

Germany (5.2%)
Adidas AG	27,717	2,875,720
Allianz SE (Registered)	18,602	2,526,375
Axel Springer AG	704	30,506
BASF SE	17,689	1,549,132
Bayer AG (Registered)	30,047	3,099,362
Bayerische Motoren Werke (BMW) AG	37,424	3,228,992
Bayerische Motoren Werke (BMW) AG (Preference)	1,045	66,756
Beiersdorf AG	1,945	179,610
Brenntag AG	994	155,192
Celesio AG	1,411	26,497
Commerzbank AG*	73,134	107,340
Continental AG	2,121	253,583
Daimler AG (Registered)	17,475	950,782
Deutsche Bank AG (Registered)	17,905	698,071
Deutsche Boerse AG	3,721	225,347
Deutsche Lufthansa AG (Registered)	4,237	82,744
Deutsche Post AG (Registered)	17,475	402,646
Deutsche Telekom AG (Registered)	54,116	572,013
E.ON SE	34,697	605,768
Fraport AG	675	37,833
Fresenius Medical Care AG & Co. KGaA	16,148	1,089,819
Fresenius SE & Co. KGaA	17,644	2,177,787
GEA Group AG	3,383	111,491
Hannover Rueckversicherung SE (Registered)	1,126	88,319
HeidelbergCement AG	2,713	194,958
Henkel AG & Co. KGaA	2,506	197,879
Henkel AG & Co. KGaA (Preference)	12,594	1,212,224
Hochtief AG*	570	37,073
Hugo Boss AG	465	52,108
Infineon Technologies AG	20,841	164,565
K+S AG (Registered)	3,324	154,606
Kabel Deutschland Holding AG	29,095	2,684,525
Lanxess AG	1,606	113,885
Linde AG	9,679	1,799,639
MAN SE	791	85,039
Merck KGaA	1,247	188,140
Metro AG	2,641	75,087
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	3,455	646,161
Porsche Automobil Holding SE (Preference)	2,953	215,838
ProSiebenSat.1 Media AG (Preference)	1,907	68,079
RWE AG	9,432	351,529
RWE AG (Preference)	900	32,279
Salzgitter AG	687	27,577
SAP AG	40,034	3,207,349
Siemens AG (Registered)	28,520	3,071,999
Suedzucker AG	1,560	65,890
ThyssenKrupp AG*	7,444	151,385
United Internet AG (Registered)	1,663	40,439
Volkswagen AG	569	107,035
Volkswagen AG (Preference)	9,278	1,843,416

		37,930,389

Greece (0.0%)
Coca Cola Hellenic Bottling Co. S.A.*	3,815	102,206
OPAP S.A	3,993	31,530

		133,736

Hong Kong (2.1%)
AIA Group Ltd.	971,327	4,254,416
ASM Pacific Technology Ltd.	3,700	40,658
Bank of East Asia Ltd.	23,247	91,640
Belle International Holdings Ltd.	262,000	435,398
BOC Hong Kong Holdings Ltd.	71,500	238,562
Cathay Pacific Airways Ltd.	21,000	35,926
Cheung Kong Holdings Ltd.	103,000	1,520,609
Cheung Kong Infrastructure Holdings Ltd.	9,000	61,739
CLP Holdings Ltd.	34,000	297,840
First Pacific Co., Ltd.	40,000	54,209
Galaxy Entertainment Group Ltd.*	40,000	166,955
Hang Lung Properties Ltd.	320,000	1,195,483
Hang Seng Bank Ltd.	14,700	235,767
Henderson Land Development Co., Ltd.	18,000	123,130
HKT Trust/HKT Ltd.	49,000	49,047
Hong Kong & China Gas Co., Ltd.	100,922	294,476
Hong Kong Exchanges and Clearing Ltd.	21,100	359,343
Hopewell Holdings Ltd.	10,500	42,541
Hutchison Whampoa Ltd.	41,000	427,295
Hysan Development Co., Ltd.	13,448	67,911
Kerry Properties Ltd.	14,500	64,351
Li & Fung Ltd.	112,000	154,382
Link REIT (REIT)	43,813	238,748
MTR Corp., Ltd.	27,589	109,644
New World Development Co., Ltd.	71,212	120,544
Noble Group Ltd.	77,454	75,871
NWS Holdings Ltd.	25,653	45,671
Orient Overseas International Ltd.	416,700	2,815,559
PCCW Ltd.	85,974	39,872
Power Assets Holdings Ltd.	26,500	250,063
Shangri-La Asia Ltd.	29,166	57,110
Sino Land Co., Ltd.	55,910	94,785
SJM Holdings Ltd.	38,000	94,871
Sun Hung Kai Properties Ltd.	31,000	417,724
Swire Pacific Ltd., Class A	13,000	165,712
Swire Properties Ltd.	22,600	80,209
Wharf Holdings Ltd.	29,000	258,523
Wheelock & Co., Ltd.	17,000	90,557
Wing Hang Bank Ltd.	3,000	31,884
Yue Yuen Industrial Holdings Ltd.	14,000	45,629

		15,244,654

India (0.6%)
ICICI Bank Ltd. (ADR)	34,452	1,477,991
Yes Bank Ltd.	355,090	2,802,173

		4,280,164

Indonesia (0.1%)
PT Astra International Tbk	778,000	632,488

Ireland (1.9%)
Accenture plc, Class A	17,088	1,298,175
CRH plc	13,998	308,830
Elan Corp. plc*	9,834	113,060
Experian plc	19,469	337,237

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ICON plc*	90,045	$2,907,553
James Hardie Industries plc (CDI)	8,976	93,547
Kerry Group plc, Class A	2,871	171,110
Seagate Technology plc	54,612	1,996,615
Shire plc	227,799	6,936,429

		14,162,556

Israel (0.3%)
Bank Hapoalim B.M.*	19,696	89,236
Bank Leumi Le-Israel B.M.*	23,026	81,154
Bezeq Israeli Telecommunication Corp., Ltd.	33,702	46,697
Delek Group Ltd.	77	21,613
Israel Chemicals Ltd.	8,573	110,773
Israel Corp., Ltd.	49	37,180
Mellanox Technologies Ltd.*	629	34,757
Mizrahi Tefahot Bank Ltd.*	2,711	28,918
NICE Systems Ltd.*	1,056	38,815
Teva Pharmaceutical Industries Ltd.	17,269	679,850
Teva Pharmaceutical Industries Ltd. (ADR)	22,155	879,110

		2,048,103

Italy (0.6%)
Assicurazioni Generali S.p.A	22,503	350,184
Atlantia S.p.A	6,374	100,661
Banca Monte dei Paschi di Siena S.p.A.*	127,950	30,342
Banco Popolare S.c.a.r.l.*	35,216	44,397
Enel Green Power S.p.A	34,923	65,493
Enel S.p.A	126,834	413,934
Eni S.p.A	48,999	1,101,048
Exor S.p.A	1,372	38,322
Fiat Industrial S.p.A	16,505	185,546
Fiat S.p.A.*	16,321	86,822
Finmeccanica S.p.A.*	7,658	36,812
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	14,987	18,894
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	194,199	284,283
Luxottica Group S.p.A	3,179	159,373
Mediobanca S.p.A	10,391	52,879
Pirelli & C. S.p.A	4,354	45,682
Prysmian S.p.A	4,173	85,854
Saipem S.p.A	5,110	157,141
Snam S.p.A	32,603	148,613
Telecom Italia S.p.A	181,261	128,024
Telecom Italia S.p.A. (RNC)	111,127	68,375
Terna Rete Elettrica Nazionale S.p.A	25,004	103,526
UniCredit S.p.A.*	78,063	333,217
Unione di Banche Italiane S.c.p.A.	15,538	57,243

		4,096,665

Japan (12.4%)
ABC-Mart, Inc	600	22,850
Acom Co., Ltd.*	810	23,086
Advantest Corp.	2,600	36,458
Aeon Co., Ltd.	11,600	149,844
Aeon Credit Service Co., Ltd.	1,200	33,934
Aeon Mall Co., Ltd.	1,200	36,509
Air Water, Inc.	3,000	41,685
Aisin Seiki Co., Ltd.	3,700	135,407
Ajinomoto Co., Inc.	12,000	176,045
Alfresa Holdings Corp.	1,000	54,284
All Nippon Airways Co., Ltd.	24,000	49,461
Amada Co., Ltd.	6,000	39,581
Aozora Bank Ltd.	21,000	59,117
Asahi Glass Co., Ltd.	19,000	131,396
Asahi Group Holdings Ltd.	7,500	179,184
Asahi Kasei Corp.	24,000	161,385
Asics Corp.	3,200	52,622
Astellas Pharma, Inc.	23,500	1,263,186
Bank of Kyoto Ltd.	5,000	48,813
Bank of Yokohama Ltd.	23,000	132,916
Benesse Holdings, Inc.	1,300	55,240
Bridgestone Corp.	12,500	418,282
Brother Industries Ltd.	4,400	45,199
Calbee, Inc.	300	23,615
Canon, Inc.	51,200	1,876,454
Casio Computer Co., Ltd.	3,900	30,368
Central Japan Railway Co.	2,800	295,066
Chiba Bank Ltd.	15,000	107,718
Chiyoda Corp.	3,000	33,463
Chubu Electric Power Co., Inc.	12,400	150,694
Chugai Pharmaceutical Co., Ltd.	4,500	100,005
Chugoku Bank Ltd.	3,000	48,377
Chugoku Electric Power Co., Inc.	6,100	79,510
Citizen Holdings Co., Ltd.	4,200	21,371
Coca-Cola West Co., Ltd.	900	15,661
Cosmo Oil Co., Ltd.*	12,000	25,240
Credit Saison Co., Ltd.	3,000	74,701
Dai Nippon Printing Co., Ltd.	11,000	104,584
Daicel Corp.	7,000	54,507
Daido Steel Co., Ltd.	6,000	31,805
Daihatsu Motor Co., Ltd.	4,000	82,775
Dai-ichi Life Insurance Co., Ltd.	164	218,469
Daiichi Sankyo Co., Ltd.	13,000	249,960
Daikin Industries Ltd.	17,600	688,968
Dainippon Sumitomo Pharma Co., Ltd.	3,000	52,967
Daito Trust Construction Co., Ltd.	1,300	111,308
Daiwa House Industry Co., Ltd.	10,000	194,933
Daiwa Securities Group, Inc.	32,000	225,039
DeNA Co., Ltd.	75,300	2,047,782
Denki Kagaku Kogyo KK	10,000	35,906
Denso Corp.	105,700	4,463,351
Dentsu, Inc.	3,383	100,554
Don Quijote Co., Ltd.	900	39,820
East Japan Railway Co.	13,705	1,125,401
Eisai Co., Ltd.	4,900	218,882
Electric Power Development Co., Ltd.	2,200	55,926
FamilyMart Co., Ltd.	1,000	45,626
FANUC Corp.	24,400	3,729,920
Fast Retailing Co., Ltd.	1,100	349,742
Fuji Electric Co., Ltd.	9,000	26,292
Fuji Heavy Industries Ltd.	12,000	189,175
Fujifilm Holdings Corp.	8,900	175,287
Fujitsu Ltd.	36,000	149,530
Fukuoka Financial Group, Inc.	15,000	74,892
Furukawa Electric Co., Ltd.	14,000	30,786
Gree, Inc.	2,100	26,369
GS Yuasa Corp.	8,000	33,314
Gunma Bank Ltd.	7,000	41,642
Hachijuni Bank Ltd.	9,000	53,636
Hakuhodo DY Holdings, Inc.	500	38,349
Hamamatsu Photonics KK	1,300	51,304
Hankyu Hanshin Holdings, Inc.	22,000	132,512

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hino Motors Ltd.	5,000	$53,965
Hirose Electric Co., Ltd.	600	78,844
Hiroshima Bank Ltd.	8,000	38,583
Hisamitsu Pharmaceutical Co., Inc.	1,200	64,758
Hitachi Chemical Co., Ltd.	1,600	24,374
Hitachi Construction Machinery Co., Ltd.	1,900	40,569
Hitachi High-Technologies Corp.	1,400	29,179
Hitachi Ltd.	436,000	2,528,879
Hitachi Metals Ltd.	2,000	19,058
Hokkaido Electric Power Co., Inc.*	3,000	30,594
Hokuriku Electric Power Co.	2,900	35,705
Honda Motor Co., Ltd.	139,900	5,350,189
Hoya Corp.	8,400	157,586
Hulic Co., Ltd.	5,400	44,285
Ibiden Co., Ltd.	2,000	31,147
Idemitsu Kosan Co., Ltd.	300	26,037
IHI Corp.	26,000	78,717
INPEX Corp.	42	224,869
Isetan Mitsukoshi Holdings Ltd.	7,100	102,199
Isuzu Motors Ltd.	23,000	138,535
ITOCHU Corp.	29,000	353,970
ITOCHU Techno-Solutions Corp.	600	29,638
Iyo Bank Ltd.	4,000	37,011
J. Front Retailing Co., Ltd.	9,000	69,985
Japan Airlines Co., Ltd.	1,064	49,563
Japan Exchange Group, Inc.	1,000	92,633
Japan Petroleum Exploration Co.	400	15,701
Japan Prime Realty Investment Corp. (REIT)	16	61,784
Japan Real Estate Investment Corp. (REIT)	11	152,026
Japan Retail Fund Investment Corp. (REIT)	37	91,581
Japan Steel Works Ltd.	7,000	36,883
Japan Tobacco, Inc.	59,100	1,886,604
JFE Holdings, Inc.	9,500	182,159
JGC Corp.	5,000	127,795
Joyo Bank Ltd.	12,000	66,670
JSR Corp.	3,500	71,387
JTEKT Corp.	3,900	36,665
Jupiter Telecommunications Co., Ltd.	39	51,083
JX Holdings, Inc.	43,344	242,655
Kajima Corp.	15,000	40,633
Kamigumi Co., Ltd.	5,000	45,838
Kaneka Corp.	6,000	34,546
Kansai Electric Power Co., Inc.* .	14,500	137,244
Kansai Paint Co., Ltd.	5,000	55,346
Kao Corp.	10,100	326,170
Kawasaki Heavy Industries Ltd.	29,000	91,188
KDDI Corp.	10,400	433,633
Keikyu Corp.	9,000	93,791
Keio Corp.	11,000	94,301
Keisei Electric Railway Co., Ltd.	4,000	42,152
Keyence Corp.	930	284,528
Kikkoman Corp.	4,000	69,687
Kinden Corp.	3,000	19,631
Kintetsu Corp.	31,000	144,240
Kirin Holdings Co., Ltd.	17,000	272,874
Kobe Steel Ltd.*	48,000	56,090
Koito Manufacturing Co., Ltd.	2,000	34,312
Komatsu Ltd.	135,300	3,209,485
Konami Corp.	1,700	33,861
Konica Minolta Holdings, Inc.	9,500	69,129
Kubota Corp.	113,000	1,630,148
Kuraray Co., Ltd.	6,300	88,408
Kurita Water Industries Ltd.	2,100	46,468
Kyocera Corp.	3,000	273,756
Kyowa Hakko Kirin Co., Ltd.	5,000	56,515
Kyushu Electric Power Co., Inc.*.	7,800	79,380
Lawson, Inc.	1,200	92,038
LIXIL Group Corp.	5,100	101,420
M3, Inc.	13	25,314
Mabuchi Motor Co., Ltd.	500	26,876
Makita Corp.	17,400	770,787
Marubeni Corp.	293,000	2,228,587
Marui Group Co., Ltd.	4,900	50,647
Maruichi Steel Tube Ltd.	700	16,278
Mazda Motor Corp.*	50,000	146,067
McDonald’s Holdings Co. Japan Ltd.	1,100	29,611
Medipal Holdings Corp.	2,600	36,375
MEIJI Holdings Co., Ltd.	1,082	49,482
Miraca Holdings, Inc.	900	43,119
Mitsubishi Chemical Holdings Corp.	26,000	123,185
Mitsubishi Corp.	79,200	1,480,767
Mitsubishi Electric Corp.	37,000	299,113
Mitsubishi Estate Co., Ltd.	25,000	704,042
Mitsubishi Gas Chemical Co., Inc.	7,000	46,104
Mitsubishi Heavy Industries Ltd.	59,000	339,704
Mitsubishi Logistics Corp.	3,000	55,325
Mitsubishi Materials Corp.	23,000	64,747
Mitsubishi Motors Corp.*	79,000	82,244
Mitsubishi Tanabe Pharma Corp.	4,400	67,308
Mitsubishi UFJ Financial Group, Inc.	245,400	1,470,288
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,100	57,897
Mitsui & Co., Ltd.	33,500	469,039
Mitsui Chemicals, Inc.	19,000	41,175
Mitsui Fudosan Co., Ltd.	17,000	482,541
Mitsui O.S.K. Lines Ltd.	21,000	68,933
Mizuho Financial Group, Inc.	1,567,050	3,346,014
MS&AD Insurance Group Holdings, Inc.	9,738	215,480
Murata Manufacturing Co., Ltd.	6,500	488,872
Nabtesco Corp.	2,200	44,918
Namco Bandai Holdings, Inc.	3,300	58,193
NEC Corp.	50,000	132,788
Nexon Co., Ltd.	2,400	23,277
NGK Insulators Ltd.	5,000	53,062
NGK Spark Plug Co., Ltd.	3,000	45,796
NHK Spring Co., Ltd.	2,500	26,000
Nidec Corp.	12,800	764,179
Nikon Corp.	6,600	154,597
Nintendo Co., Ltd.	2,000	215,648
Nippon Building Fund, Inc. (REIT)	13	181,739
Nippon Electric Glass Co., Ltd.	7,000	34,727
Nippon Express Co., Ltd.	17,000	81,266
Nippon Meat Packers, Inc.	4,000	64,461
Nippon Paper Group, Inc.†	1,668	25,445
Nippon Steel & Sumitomo Metal Corp.	757,595	1,915,415

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Telegraph & Telephone Corp.	8,392	$365,509
Nippon Yusen KK	32,000	81,925
Nishi-Nippon City Bank Ltd.	12,000	36,968
Nissan Motor Co., Ltd.	47,900	461,521
Nisshin Seifun Group, Inc.	3,500	46,104
Nissin Foods Holdings Co., Ltd.	1,000	45,838
Nitori Holdings Co., Ltd.	650	50,061
Nitto Denko Corp.	3,200	191,385
NKSJ Holdings, Inc.	7,223	151,082
NOK Corp.	2,300	33,058
Nomura Holdings, Inc.	70,000	431,296
Nomura Real Estate Holdings, Inc.	2,100	46,848
Nomura Real Estate Office Fund, Inc. (REIT)	6	44,107
Nomura Research Institute Ltd.	1,800	46,427
NSK Ltd.	8,000	60,594
NTT Data Corp.	25	82,196
NTT DOCOMO, Inc.	294	435,995
NTT Urban Development Corp.	18	21,569
Obayashi Corp.	13,000	62,007
Odakyu Electric Railway Co., Ltd.	12,000	149,148
Oji Holdings Corp.	15,000	56,090
Olympus Corp.*	3,800	89,777
Omron Corp.	8,100	203,931
Ono Pharmaceutical Co., Ltd.	1,500	92,580
Oracle Corp. Japan	600	26,993
Oriental Land Co., Ltd.	1,000	163,595
ORIX Corp.	20,200	256,644
Osaka Gas Co., Ltd.	36,000	157,179
Otsuka Corp.	300	32,602
Otsuka Holdings Co., Ltd.	7,000	242,790
Panasonic Corp.	42,600	318,589
Park24 Co., Ltd.	2,100	41,047
Rakuten, Inc.	255,400	2,607,313
Resona Holdings, Inc.	36,357	191,180
Ricoh Co., Ltd.	12,000	129,771
Rinnai Corp.	700	49,748
Rohm Co., Ltd.	1,800	62,240
Sankyo Co., Ltd.	800	37,393
Sanrio Co., Ltd.	700	30,971
Santen Pharmaceutical Co., Ltd.	1,400	64,769
SBI Holdings, Inc.	4,130	36,415
Secom Co., Ltd.	57,600	2,964,593
Sega Sammy Holdings, Inc.	4,000	80,098
Sekisui Chemical Co., Ltd.	8,000	88,044
Sekisui House Ltd.	10,000	135,444
Seven & I Holdings Co., Ltd.	14,500	479,816
Seven Bank Ltd.	11,300	36,252
Sharp Corp.*	20,000	56,940
Shikoku Electric Power Co., Inc.*	3,200	45,484
Shimadzu Corp.	5,000	35,428
Shimamura Co., Ltd.	400	46,656
Shimano, Inc.	1,500	122,377
Shimizu Corp.	13,000	42,535
Shin-Etsu Chemical Co., Ltd.	27,100	1,787,762
Shinsei Bank Ltd.	29,000	66,235
Shionogi & Co., Ltd.	5,800	117,128
Shiseido Co., Ltd.	6,800	95,136
Shizuoka Bank Ltd.	10,000	112,498
Showa Denko KK	26,000	38,944
Showa Shell Sekiyu KK	3,000	21,193
SMC Corp.	6,400	1,236,012
Softbank Corp.	18,300	839,815
Sojitz Corp.	22,200	34,667
Sony Corp.	19,400	334,891
Sony Financial Holdings, Inc.	3,400	50,566
Stanley Electric Co., Ltd.	2,500	43,103
Sumco Corp.	2,700	30,403
Sumitomo Chemical Co., Ltd.	30,000	93,695
Sumitomo Corp.	89,500	1,124,752
Sumitomo Electric Industries Ltd.	14,600	178,206
Sumitomo Heavy Industries Ltd.	10,000	39,411
Sumitomo Metal Mining Co., Ltd.	11,000	155,181
Sumitomo Mitsui Financial Group, Inc.	25,884	1,055,873
Sumitomo Mitsui Trust Holdings, Inc.	60,070	283,966
Sumitomo Realty & Development Co., Ltd.	7,000	271,047
Sumitomo Rubber Industries Ltd.	3,000	50,035
Suruga Bank Ltd.	4,000	64,036
Suzuken Co., Ltd.	1,300	47,023
Suzuki Motor Corp.	7,000	156,084
Sysmex Corp.	1,400	85,069
T&D Holdings, Inc.	11,200	133,136
Taiheiyo Cement Corp.	20,000	47,804
Taisei Corp.	19,000	52,680
Taisho Pharmaceutical Holdings Co., Ltd.	600	42,386
Taiyo Nippon Sanso Corp.	6,000	41,557
Takashimaya Co., Ltd.	4,000	39,518
Takeda Pharmaceutical Co., Ltd.	15,200	829,957
TDK Corp.	2,500	87,242
Teijin Ltd.	16,000	36,883
Terumo Corp.	2,900	123,997
THK Co., Ltd.	2,100	41,404
Tobu Railway Co., Ltd.	19,000	108,791
Toho Co., Ltd.	2,100	43,814
Toho Gas Co., Ltd.	7,000	44,468
Tohoku Electric Power Co., Inc.*	9,300	73,898
Tokio Marine Holdings, Inc.	13,300	382,039
Tokyo Electric Power Co., Inc.*	29,100	71,718
Tokyo Electron Ltd.	3,300	139,874
Tokyo Gas Co., Ltd.	47,000	253,636
Tokyu Corp.	22,000	162,426
Tokyu Land Corp.	7,000	65,587
TonenGeneral Sekiyu KK	4,000	39,560
Toppan Printing Co., Ltd.	11,000	78,993
Toray Industries, Inc.	28,000	189,175
Toshiba Corp.	78,000	394,412
TOTO Ltd.	4,000	35,778
Toyo Seikan Kaisha Ltd.	2,800	38,489
Toyo Suisan Kaisha Ltd.	2,000	61,614
Toyoda Gosei Co., Ltd.	1,400	33,477
Toyota Boshoku Corp.	1,400	19,691
Toyota Industries Corp.	3,000	109,789
Toyota Motor Corp.	88,900	4,556,674
Toyota Tsusho Corp.	4,000	101,896
Trend Micro, Inc.	2,000	55,898
Tsumura & Co.	1,300	47,437
Ube Industries Ltd.	18,000	35,375
Unicharm Corp.	2,200	125,501
Ushio, Inc.	2,200	22,413
USS Co., Ltd.	400	45,892
West Japan Railway Co.	3,300	158,453
Yahoo! Japan Corp.	1,601	735,574

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Yakult Honsha Co., Ltd.	1,900	$76,497
Yamada Denki Co., Ltd.	1,730	79,025
Yamaguchi Financial Group, Inc.	3,000	29,861
Yamaha Corp.	2,500	24,221
Yamaha Motor Co., Ltd.	5,500	73,968
Yamato Holdings Co., Ltd.	7,200	130,179
Yamato Kogyo Co., Ltd.	900	24,542
Yamazaki Baking Co., Ltd.	2,000	26,345
Yaskawa Electric Corp.	3,000	29,989
Yokogawa Electric Corp.	3,600	35,948

		89,859,283

Luxembourg (0.1%)
ArcelorMittal S.A.	18,979	244,499
Millicom International Cellular S.A. (SDR)	1,200	95,848
SES S.A. (FDR)	5,861	183,691
Tenaris S.A	9,109	185,070

		709,108

Macau (0.2%)
MGM China Holdings Ltd.	16,400	35,071
Sands China Ltd.	208,133	1,079,201
Wynn Macau Ltd.*	28,000	74,306

		1,188,578

Mexico (0.1%)
America Movil S.A.B. de C.V. (ADR)	18,078	378,915
Fresnillo plc	3,316	68,322

		447,237

Netherlands (4.1%)
Aegon N.V	34,228	205,818
Akzo Nobel N.V	17,812	1,130,656
ASML Holding N.V	6,068	408,126
Core Laboratories N.V	36,801	5,075,594
Corio N.V. (REIT)	1,267	59,109
D.E Master Blenders 1753 N.V.*	9,764	150,818
Delta Lloyd N.V	3,469	59,497
Fugro N.V. (CVA)	1,416	78,376
Gemalto N.V	1,529	133,375
Heineken Holding N.V	1,946	124,699
Heineken N.V	4,442	334,806
ING Groep N.V. (CVA)*	199,010	1,412,494
Koninklijke (Royal) KPN N.V	18,241	61,355
Koninklijke Ahold N.V	19,431	297,771
Koninklijke Boskalis Westminster N.V	1,550	61,573
Koninklijke DSM N.V	2,975	173,171
Koninklijke Philips Electronics N.V	18,442	545,727
Koninklijke Vopak N.V	1,326	79,938
LyondellBasell Industries N.V., Class A	51,965	3,288,865
QIAGEN N.V.*	4,382	91,334
Randstad Holding N.V	2,246	91,956
Reed Elsevier N.V	13,285	227,598
Royal Dutch Shell plc (BATS Europe Exchange), Class A	145,765	4,706,723
Royal Dutch Shell plc (Euro Comp Exchange), Class A	71,991	2,328,843
Royal Dutch Shell plc, Class B	50,461	1,675,304
TNT Express N.V	6,533	47,884
Unilever N.V. (CVA)	31,376	1,285,209
Wolters Kluwer N.V	5,829	127,284
Yandex N.V., Class A*	112,544	2,602,017
Ziggo N.V	78,293	2,753,373

		29,619,293

New Zealand (0.0%)
Auckland International Airport Ltd.	20,107	49,545
Contact Energy Ltd.	7,698	36,713
Fletcher Building Ltd.	12,853	92,163
SKYCITY Entertainment Group Ltd.	10,368	38,256
Telecom Corp. of New Zealand Ltd.	33,653	65,889

		282,566

Norway (1.5%)
Aker Solutions ASA	3,108	57,789
DNB ASA	254,914	3,738,113
Gjensidige Forsikring ASA	3,763	62,075
Norsk Hydro ASA	359,845	1,555,021
Orkla ASA	14,754	117,966
Seadrill Ltd.	45,901	1,663,698
Statoil ASA	21,503	519,834
Statoil ASA (ADR)	98,981	2,436,912
Telenor ASA	13,532	295,859
Yara International ASA	3,564	161,458

		10,608,725

Portugal (0.0%)
Banco Espirito Santo S.A. (Registered)*	41,910	42,924
EDP - Energias de Portugal S.A	36,705	113,015
Galp Energia SGPS S.A., Class B	5,351	83,819
Jeronimo Martins SGPS S.A.	4,074	79,352
Portugal Telecom SGPS S.A. (Registered)	12,491	61,869

		380,979

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	37,000	77,559
CapitaCommercial Trust (REIT).	36,000	46,003
CapitaLand Ltd.	49,000	139,453
CapitaMall Trust (REIT)	42,000	70,770
CapitaMalls Asia Ltd.	25,032	41,372
City Developments Ltd.	10,000	91,345
ComfortDelGro Corp., Ltd.	36,000	55,436
DBS Group Holdings Ltd.	35,000	451,485
Genting Singapore plc	117,677	141,837
Global Logistic Properties Ltd.	640,000	1,351,876
Golden Agri-Resources Ltd.	133,576	62,461
Hutchison Port Holdings Trust, Class U	107,000	90,950
Jardine Cycle & Carriage Ltd.	2,000	82,444
Keppel Corp., Ltd.	27,800	251,026
Keppel Land Ltd.	16,000	50,824
Olam International Ltd.	28,962	40,162
Oversea-Chinese Banking Corp., Ltd.	49,525	425,236
SembCorp Industries Ltd.	20,000	83,686
SembCorp Marine Ltd.	16,000	57,145
Singapore Airlines Ltd.	10,000	87,637
Singapore Exchange Ltd.	16,000	99,327
Singapore Press Holdings Ltd.	30,000	108,357
Singapore Technologies Engineering Ltd.	31,000	107,720
Singapore Telecommunications Ltd.	154,000	445,729

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
StarHub Ltd.	10,000	$35,071
United Overseas Bank Ltd.	25,000	410,771
UOL Group Ltd.	106,000	596,509
Wilmar International Ltd.	36,000	100,133

		5,602,324

South Africa (0.2%)
Naspers Ltd., Class N	24,940	1,553,715

South Korea (1.4%)
Hanjin Shipping Co., Ltd.*	59,250	559,163
Hyundai Mobis	11,138	3,113,355
Hyundai Motor Co.	9,816	1,971,846
POSCO	4,698	1,380,771
Samsung Electronics Co., Ltd.	2,469	3,350,881

		10,376,016

Spain (1.2%)
Abertis Infraestructuras S.A	7,079	118,963
Acciona S.A	513	27,967
ACS Actividades de Construccion y Servicios S.A	2,865	66,858
Amadeus IT Holding S.A., Class A	95,961	2,592,385
Banco Bilbao Vizcaya Argentaria S.A	187,498	1,625,449
Banco de Sabadell S.A.*	53,862	98,870
Banco Popular Espanol S.A	104,741	77,604
Banco Santander S.A	202,972	1,363,862
Bankia S.A.*	18,011	3,809
CaixaBank	21,907	74,135
Distribuidora Internacional de Alimentacion S.A	11,332	78,382
Enagas S.A	3,691	85,944
Ferrovial S.A	7,789	123,606
Gas Natural SDG S.A	6,760	119,668
Grifols S.A.*	2,848	105,597
Iberdrola S.A	90,954	423,569
Inditex S.A	4,203	557,079
Mapfre S.A	14,674	45,351
Red Electrica Corporacion S.A	2,089	105,103
Repsol S.A	16,067	326,438
Telefonica S.A	78,895	1,060,870
Zardoya Otis S.A	2,847	38,063

		9,119,572

Sweden (1.6%)
Alfa Laval AB	6,475	149,143
Assa Abloy AB, Class B	6,441	263,015
Atlas Copco AB, Class A	46,042	1,307,098
Atlas Copco AB, Class B	7,526	190,097
Boliden AB	5,158	83,031
Electrolux AB	4,645	118,182
Elekta AB, Class B	6,896	104,712
Getinge AB, Class B	125,621	3,836,168
Hennes & Mauritz AB, Class B	18,291	653,997
Hexagon AB, Class B	4,571	124,506
Husqvarna AB, Class B*	7,637	45,073
Industrivarden AB, Class C	2,528	46,009
Investment AB Kinnevik, Class B	3,811	92,343
Investor AB, Class B	8,782	253,627
Lundin Petroleum AB*	4,239	91,720
Nordea Bank AB	50,718	574,382
Ratos AB, Class B	3,434	36,282
Sandvik AB	19,343	297,422
Scania AB, Class B	6,177	129,198
Securitas AB, Class B	6,068	57,127
Skandinaviska Enskilda Banken AB, Class A	27,192	273,107
Skanska AB, Class B	7,334	132,577
SKF AB, Class B	7,563	184,417
Svenska Cellulosa AB, Class B* .	11,194	288,587
Svenska Handelsbanken AB, Class A	9,573	409,125
Swedbank AB, Class A	15,581	354,345
Swedish Match AB	3,976	123,431
Tele2 AB, Class B	6,050	105,281
Telefonaktiebolaget LM Ericsson, Class B	58,627	730,526
TeliaSonera AB	41,736	298,007
Volvo AB, Class B	29,242	425,176

		11,777,711

Switzerland (8.2%)
ABB Ltd. (Registered)*	89,218	2,012,175
Actelion Ltd. (Registered)*	2,081	113,005
Adecco S.A. (Registered)*	2,557	140,065
Aryzta AG*	1,640	96,831
Baloise Holding AG (Registered)	866	81,099
Banque Cantonale Vaudoise (Registered)	65	36,290
Barry Callebaut AG (Registered)*	31	29,896
Cie Financiere Richemont S.A., Class A	20,426	1,603,010
Credit Suisse Group AG (Registered)*	70,575	1,851,915
Credit Suisse Group AG (ADR) .	59,899	1,569,354
Dufry AG (Registered)*	9,417	1,168,569
EMS-Chemie Holding AG (Registered)	175	52,631
Geberit AG (Registered)*	711	175,035
Givaudan S.A. (Registered)*	160	196,524
Glencore International plc	75,244	407,127
Holcim Ltd. (Registered)*	16,029	1,277,356
Julius Baer Group Ltd.*	4,181	162,563
Kuehne + Nagel International AG (Registered)	1,043	113,716
Lindt & Spruengli AG*	18	69,266
Lindt & Spruengli AG (Registered)*	2	90,256
Lonza Group AG (Registered)* .	995	64,566
Nestle S.A. (Registered)	151,616	10,964,330
Novartis AG (Registered)	77,534	5,508,973
Novartis AG (ADR)	40,888	2,912,861
Pargesa Holding S.A	486	32,996
Partners Group Holding AG	336	82,929
Roche Holding AG	52,090	12,126,714
Schindler Holding AG	938	137,444
Schindler Holding AG (Registered)	425	60,618
SGS S.A. (Registered)	313	767,580
Sika AG	39	94,737
Sonova Holding AG (Registered)*	948	113,744
STMicroelectronics N.V	12,083	92,932
Sulzer AG (Registered)	487	83,210
Swatch Group AG	3,920	2,279,406
Swatch Group AG (Registered) .	887	90,027
Swiss Life Holding AG (Registered)*	562	83,297
Swiss Prime Site AG (Registered)*	1,081	87,512
Swiss Reinsurance AG*	6,785	551,777

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Swisscom AG (Registered)	450	$208,196
Syngenta AG (Registered)	1,794	748,366
Transocean Ltd. (BATS Europe Exchange)*	6,927	359,229
Transocean Ltd. (New York Exchange)*	50,895	2,644,504
UBS AG (Registered)	266,710	4,087,886
Wolseley plc	5,283	262,732
Xstrata plc	99,911	1,621,328
Zurich Insurance Group AG*	8,262	2,299,400

		59,613,977

Taiwan (0.6%)
Advanced Semiconductor Engineering, Inc. (ADR)	625,482	2,570,731
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	119,091	2,047,174

		4,617,905

Turkey (0.5%)
Akbank TAS	432,085	2,268,727
Turkiye Garanti Bankasi A/S	203,188	1,078,099

		3,346,826

United Kingdom (15.0%)
3i Group plc	19,590	94,061
Aberdeen Asset Management plc	17,426	113,643
Admiral Group plc	4,138	83,749
Aggreko plc	28,180	763,019
AMEC plc	5,755	92,341
Anglo American plc	26,793	688,824
Antofagasta plc	7,613	113,825
ARM Holdings plc	114,171	1,597,724
ARM Holdings plc (ADR)	154,756	6,557,012
Associated British Foods plc	6,872	198,496
AstraZeneca plc	23,984	1,202,420
Aviva plc	214,876	967,073
Babcock International Group plc	6,934	114,630
BAE Systems plc	62,651	375,354
Balfour Beatty plc	13,571	48,417
Barclays plc	866,459	3,833,109
BG Group plc	182,447	3,129,804
BHP Billiton plc	40,680	1,183,685
BP plc	367,144	2,565,584
British American Tobacco plc	64,604	3,462,193
British Land Co. plc (REIT)	16,405	135,476
British Sky Broadcasting Group plc	272,582	3,657,163
BT Group plc	151,767	641,075
Bunzl plc	6,411	126,148
Burberry Group plc	62,856	1,269,282
Capita plc	12,629	172,510
Carnival plc	3,520	123,229
Centrica plc	298,773	1,669,250
Cobham plc	21,983	81,167
Compass Group plc	35,424	452,399
Croda International plc	2,508	104,530
Diageo plc	275,965	8,700,786
Eurasian Natural Resources Corp.	4,119	15,402
Evraz plc	4,789	16,154
G4S plc	27,238	120,601
GKN plc	30,311	121,818
GlaxoSmithKline plc	141,262	3,302,245
Hammerson plc (REIT)	13,620	101,798
Hargreaves Lansdown plc	4,385	57,833
HSBC Holdings plc (Hong Kong Exchange)	241,833	2,554,612
HSBC Holdings plc (London Exchange)	522,769	5,580,107
ICAP plc	10,613	46,830
IMI plc	6,088	119,793
Imperial Tobacco Group plc	51,880	1,812,280
Inmarsat plc	8,248	88,040
InterContinental Hotels Group plc	100,572	3,066,979
International Consolidated Airlines Group S.A.*	18,098	69,597
Intertek Group plc	3,103	159,975
Intu Properties plc (REIT)	11,139	56,581
Invensys plc	14,934	79,602
Investec plc	10,951	76,375
ITV plc	71,731	141,035
J Sainsbury plc	23,696	136,279
Johnson Matthey plc	3,955	138,217
Kazakhmys plc	4,095	24,416
Kingfisher plc	45,704	199,863
Land Securities Group plc (REIT)	15,039	189,435
Legal & General Group plc	113,972	299,073
Lloyds Banking Group plc*	813,095	601,544
London Stock Exchange Group plc	3,492	69,295
Marks & Spencer Group plc	162,510	963,011
Meggitt plc	117,907	879,645
Melrose Industries plc	22,236	89,703
National Grid plc	70,085	814,653
Next plc	24,671	1,636,654
Old Mutual plc	94,319	290,495
Pearson plc	15,751	283,365
Petrofac Ltd.	5,009	109,065
Prudential plc	204,266	3,305,461
Randgold Resources Ltd.	1,687	145,596
Reckitt Benckiser Group plc	12,466	893,658
Reed Elsevier plc	23,144	274,648
Resolution Ltd.	26,595	110,117
Rexam plc	15,247	122,206
Rio Tinto plc	46,763	2,192,017
Rio Tinto plc (ADR)	54,810	2,580,455
Rolls-Royce Holdings plc*	206,306	3,542,230
Royal Bank of Scotland Group plc*	40,973	171,516
RSA Insurance Group plc	68,996	122,029
SABMiller plc	18,444	970,777
Sage Group plc	23,418	121,941
Schroders plc	2,245	71,907
Segro plc (REIT)	14,515	56,085
Serco Group plc	9,154	87,210
Severn Trent plc	4,587	119,322
Smith & Nephew plc	17,409	201,036
Smiths Group plc	7,586	144,889
SSE plc	18,469	416,451
Standard Chartered plc	237,688	6,152,276
Standard Life plc	45,467	252,367
Subsea 7 S.A	5,433	126,971
Tate & Lyle plc	8,948	115,566
Telecity Group plc	248,954	3,417,698
Tesco plc	357,643	2,073,421
TUI Travel plc	8,244	40,786
Tullow Oil plc	152,784	2,857,737
Unilever plc	63,421	2,682,803
United Utilities Group plc	13,159	141,661

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Vedanta Resources plc	1,906	$29,106
Vodafone Group plc	1,659,330	4,704,688
Weir Group plc	4,102	141,048
Whitbread plc	3,447	134,500
WM Morrison Supermarkets plc	43,248	181,500
WPP plc	111,737	1,780,979

		109,113,006

United States (1.3%)
Carnival Corp	66,943	2,296,145
Liberty Global, Inc.*	59,286	4,068,798
Perrigo Co	23,079	2,740,170
Sims Metal Management Ltd	3,578	37,364

		9,142,477

Total Common Stocks (77.7%)
(Cost $450,577,844)		564,186,111

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.7%)
iShares MSCI EAFE Index Fund	52,461	3,094,150
iShares MSCI United Kingdom Index Fund	95,526	1,745,260

Total Investment Companies (0.7%) (Cost $4,793,043)		4,839,410

Total Investments (78.4%) (Cost $455,370,887)		569,025,521
Other Assets Less Liabilities (21.6%)		156,458,615

Net Assets (100%)		$725,484,136

*	Non-income producing.

†	Securities (totaling $25,445 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	11.3%
Consumer Staples	8 .0
Energy	6 .5
Exchange Traded Funds	0 .7
Financials	17.3
Health Care	9 .1
Industrials	9 .1
Information Technology	6 .5
Materials	6 .1
Telecommunication Services	2 .4
Utilities	1 .4
Cash and Other	21 .6

100.0%

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A	$732,309	$—	$129,142	$585,616	$—	$(15,375)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	1,694	June-13	$57,500,925	$55,458,932	$(2,041,993)
FTSE 100 Index	376	June-13	36,783,180	36,284,101	(499,079)
SPI 200 Index	111	June-13	14,622,404	14,350,612	(271,792)
TOPIX Index	332	June-13	34,868,976	36,696,871	1,827,895

					$(984,969)

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 6/14/13	HSBC Bank plc	9,000	$11,536,650	$11,661,750	$(125,100)
South African Rand vs. U.S. Dollar, expiring 4/4/13	State Street Bank & Trust	679	73,879	73,472	407

					$(124,693)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,609,145	$74,368,998	$—	$81,978,143
Consumer Staples	—	58,405,330	—	58,405,330
Energy	10,157,010	37,178,232	—	47,335,242
Financials	12,629,603	112,777,866	—	125,407,469
Health Care	11,832,060	54,013,662	—	65,845,722
Industrials	3,442,464	62,422,493	—	65,864,957
Information Technology	19,623,759	27,735,230	—	47,358,989
Materials	8,467,949	35,957,090	25,445	44,450,484
Telecommunication Services	2,098,054	15,534,711	—	17,632,765
Utilities	—	9,907,010	—	9,907,010
Forward Currency Contracts	—	407	—	407

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$1,827,895	$—	$—	$1,827,895
Investment Companies
Exchange Traded Funds (ETFs)	4,839,410	—	—	4,839,410

Total Assets	$82,527,349	$488,301,029	$25,445	$570,853,823

Liabilities:
Forward Currency Contracts	$—	$(125,100)	$—	$(125,100)
Futures	(2,812,864)	—	—	(2,812,864)

Total Liabilities	$(2,812,864)	$(125,100)	$—	$(2,937,964)

Total	$79,714,485	$488,175,929	$25,445	$567,915,859

(a)	A security with a market value of $2,280,368 transferred from Level 2 to Level 1 since the beginning of the period because they are no longer valued using fair value factors based on third party vendor modeling tools.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Financials†	Investments in Common Stocks- Industrials	Investments in Common Stocks- Materials	Investments in Rights- Consumer Staples
Balance as of 12/31/12	$—	$23,463	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	(186)	4,717	872
Purchases	—	—	—	—
Sales	—	—	(12,190)	(872)
Issuances	—	—	—	—
Settlements	—	(23,277)	—	—
Transfers into Level 3	—	—	32,918	—
Transfers out of Level 3	—	—	—	—

Balance as of 3/31/13	$—	$—	$25,445	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—	$—	$2,049	$—

†	Security held at $0 cost.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,010,931
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$113,333,225

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,307,249
Aggregate gross unrealized depreciation	(29,026,507)

Net unrealized appreciation	$107,280,742

Federal income tax cost of investments	$461,744,779

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Auto Components (0.8%)
BorgWarner, Inc.*	2,260	$174,788
Delphi Automotive plc	77,612	3,445,973
Goodyear Tire & Rubber Co.*	4,700	59,267
Johnson Controls, Inc.	13,200	462,924
Lear Corp.	10,900	598,083
TRW Automotive Holdings Corp.*	8,700	478,500

		5,219,535

Automobiles (0.6%)
Ford Motor Co.	136,510	1,795,107
Harley-Davidson, Inc.	4,400	234,520
Tesla Motors, Inc.*	55,700	2,110,473

		4,140,100

Distributors (0.0%)
Genuine Parts Co.	3,000	234,000

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	1,900	33,041
Bright Horizons Family Solutions, Inc.*	40,600	1,371,874
H&R Block, Inc.	5,200	152,984

		1,557,899

Hotels, Restaurants & Leisure (2.4%)
Carnival Corp.	8,600	294,980
Chipotle Mexican Grill, Inc.*	698	227,457
Darden Restaurants, Inc.	2,500	129,200
International Game Technology	5,100	84,150
Las Vegas Sands Corp.	58,676	3,306,393
Life Time Fitness, Inc.*	80,397	3,439,384
Marriott International, Inc., Class A	4,810	203,126
McDonald’s Corp.	22,600	2,252,994
Starbucks Corp.	89,100	5,075,136
Starwood Hotels & Resorts Worldwide, Inc.	3,800	242,174
Wyndham Worldwide Corp.	2,700	174,096
Wynn Resorts Ltd.	1,600	200,256
Yum! Brands, Inc.	8,800	633,072

		16,262,418

Household Durables (1.1%)
D.R. Horton, Inc.	5,300	128,790
Garmin Ltd.	68,587	2,266,114
Harman International Industries, Inc.	1,300	58,019
Leggett & Platt, Inc.	2,700	91,206
Lennar Corp., Class A	3,100	128,588
Newell Rubbermaid, Inc.	5,500	143,550
PulteGroup, Inc.*	35,907	726,758
Tupperware Brands Corp.	48,900	3,997,086
Whirlpool Corp.	1,500	177,690

		7,717,801

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*	21,385	5,698,889
Expedia, Inc.	1,850	111,018
Netflix, Inc.*	1,100	208,351
priceline.com, Inc.*	6,124	4,212,883
TripAdvisor, Inc.*	2,050	107,666

		10,338,807

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,200	96,668
Mattel, Inc.	6,500	284,635

		381,303

Media (3.2%)
Cablevision Systems Corp. - New York Group, Class A	4,100	61,336
CBS Corp., Class B	89,379	4,173,106
Comcast Corp., Class A	88,100	3,701,081
DIRECTV*	12,390	701,398
Discovery Communications, Inc., Class A*	4,817	379,291
Gannett Co., Inc.	26,100	570,807
Interpublic Group of Cos., Inc.	8,400	109,452
News Corp., Class A	68,000	2,075,360
Omnicom Group, Inc.	5,100	300,390
Scripps Networks Interactive, Inc., Class A	1,700	109,378
Time Warner Cable, Inc.	29,906	2,872,770
Time Warner, Inc.	18,333	1,056,347
Viacom, Inc., Class B	53,416	3,288,823
Walt Disney Co.	52,300	2,970,640
Washington Post Co., Class B	100	44,700

		22,414,879

Multiline Retail (0.4%)
Dollar General Corp.*	4,420	223,563
Dollar Tree, Inc.*	4,420	214,061
Family Dollar Stores, Inc.	1,900	112,195
J.C. Penney Co., Inc.	2,700	40,797
Kohl’s Corp.	4,200	193,746
Macy’s, Inc.	29,300	1,225,912
Nordstrom, Inc.	2,900	160,167
Target Corp.	12,600	862,470

		3,032,911

Specialty Retail (2.7%)
Abercrombie & Fitch Co., Class A	1,600	73,920
AutoNation, Inc.*	700	30,625
AutoZone, Inc.*	16,087	6,382,839
Bed Bath & Beyond, Inc.*	4,500	289,890
Best Buy Co., Inc.	5,100	112,965
CarMax, Inc.*	4,378	182,563
GameStop Corp., Class A	27,900	780,363
Gap, Inc.	5,700	201,780
Home Depot, Inc.	48,500	3,384,330
L Brands, Inc.	4,600	205,436
Lowe’s Cos., Inc.	30,100	1,141,392
OfficeMax, Inc.	71,360	828,490
O’Reilly Automotive, Inc.*	2,300	235,865
PetSmart, Inc.	2,010	124,821
Ross Stores, Inc.	4,300	260,666
Staples, Inc.	13,100	175,933
Tiffany & Co.	2,300	159,942
TJX Cos., Inc.	90,610	4,236,017
Urban Outfitters, Inc.*	2,047	79,301

		18,887,138

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.	59,836	2,991,202
Fossil, Inc.*	1,096	105,873
NIKE, Inc., Class B	75,980	4,483,580
PVH Corp.	1,536	164,060
Ralph Lauren Corp.	1,200	203,172
VF Corp.	1,700	285,175

		8,233,062

Total Consumer Discretionary		98,419,853

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (8.0%)
Beverages (1.2%)
Beam, Inc.	3,100	$196,974
Brown-Forman Corp., Class B	2,900	207,060
Coca-Cola Co.	90,100	3,643,644
Coca-Cola Enterprises, Inc.	5,300	195,676
Constellation Brands, Inc., Class A*	2,800	133,392
Dr. Pepper Snapple Group, Inc.	4,000	187,800
Molson Coors Brewing Co., Class B	3,000	146,790
Monster Beverage Corp.*	3,000	143,220
PepsiCo, Inc.	39,193	3,100,558

		7,955,114

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	8,400	891,324
CVS Caremark Corp.	33,000	1,814,670
Koninklijke Ahold N.V.	95,400	1,461,959
Kroger Co.	57,700	1,912,178
Safeway, Inc.	4,600	121,210
Sysco Corp.	11,300	397,421
Walgreen Co.	157,700	7,519,136
Wal-Mart Stores, Inc.	32,431	2,426,812
Whole Foods Market, Inc.	3,300	286,275

		16,830,985

Food Products (1.6%)
Archer-Daniels-Midland Co.	12,700	428,371
Bunge Ltd.	2,900	214,107
Campbell Soup Co.	3,400	154,224
ConAgra Foods, Inc.	13,000	465,530
Dean Foods Co.*	3,500	63,455
General Mills, Inc.	12,500	616,375
H.J. Heinz Co.	6,200	448,074
Hershey Co.	2,900	253,837
Hormel Foods Corp.	2,500	103,300
J.M. Smucker Co.	2,100	208,236
Kellogg Co.	4,800	309,264
Kraft Foods Group, Inc.	11,400	587,442
McCormick & Co., Inc. (Non-Voting)	2,600	191,230
Mead Johnson Nutrition Co.	3,893	301,513
Mondelez International, Inc., Class A	172,700	5,286,347
Smithfield Foods, Inc.*	15,900	421,032
Tyson Foods, Inc., Class A	40,200	997,764

		11,050,101

Household Products (1.1%)
Clorox Co.	2,500	221,325
Colgate-Palmolive Co.	8,600	1,015,058
Kimberly-Clark Corp.	10,500	1,028,790
Procter & Gamble Co.	70,200	5,409,612

		7,674,785

Personal Products (0.2%)
Avon Products, Inc.	8,300	172,059
Estee Lauder Cos., Inc., Class A	18,069	1,156,958

		1,329,017

Tobacco (1.5%)
Altria Group, Inc.	101,862	3,503,034
Lorillard, Inc.	7,500	302,625
Philip Morris International, Inc.	67,052	6,216,391
Reynolds American, Inc.	6,300	280,287

		10,302,337

Total Consumer Staples		55,142,339

Energy (8.4%)
Energy Equipment & Services (1.4%)
Baker Hughes, Inc.	8,463	392,768
Cameron International Corp.*	4,700	306,440
Diamond Offshore Drilling, Inc.	10,200	709,512
Ensco plc, Class A	4,510	270,600
FMC Technologies, Inc.*	4,600	250,194
Halliburton Co.	32,300	1,305,243
Helix Energy Solutions Group, Inc.*	15,300	350,064
Helmerich & Payne, Inc.	1,993	120,975
Nabors Industries Ltd.	5,600	90,832
National Oilwell Varco, Inc.	48,926	3,461,514
Noble Corp.	4,793	182,853
Rowan Cos., plc, Class A*	2,400	84,864
Schlumberger Ltd.	25,583	1,915,911

		9,441,770

Oil, Gas & Consumable Fuels (7.0%)
Anadarko Petroleum Corp.	46,100	4,031,445
Apache Corp.	7,600	586,416
BP plc (ADR)	9,700	410,795
Cabot Oil & Gas Corp.	4,000	270,440
Chesapeake Energy Corp.	10,000	204,100
Chevron Corp.	69,354	8,240,642
ConocoPhillips Co.	23,400	1,406,340
CONSOL Energy, Inc.	4,300	144,695
Denbury Resources, Inc.*	7,505	139,968
Devon Energy Corp.	7,300	411,866
EOG Resources, Inc.	5,200	665,964
EQT Corp.	2,900	196,475
Exxon Mobil Corp.#	203,725	18,357,660
Hess Corp.	5,700	408,177
INPEX Corp.	436	2,334,350
Kinder Morgan, Inc.	11,000	425,480
Marathon Oil Corp.	13,600	458,592
Marathon Petroleum Corp.	17,750	1,590,400
Murphy Oil Corp.	3,600	229,428
Newfield Exploration Co.*	2,600	58,292
Noble Energy, Inc.	3,400	393,244
Occidental Petroleum Corp.	15,700	1,230,409
Peabody Energy Corp.	5,100	107,865
Phillips 66	15,700	1,098,529
Pioneer Natural Resources Co.	2,400	298,200
QEP Resources, Inc.	3,347	106,569
Range Resources Corp.	3,100	251,224
Royal Dutch Shell plc (ADR), Class A	9,000	586,440
Southwestern Energy Co.*	6,700	249,642
Spectra Energy Corp.	12,600	387,450
Tesoro Corp.	2,700	158,085
Total S.A	33,500	1,604,097
Valero Energy Corp.	26,600	1,210,034
Williams Cos., Inc.	12,000	449,520
WPX Energy, Inc.*	3,800	60,876

		48,763,709

Total Energy		58,205,479

Financials (12.4%)
Capital Markets (1.0%)
Ameriprise Financial, Inc.	4,100	301,965
Bank of New York Mellon Corp.	22,800	638,172
BlackRock, Inc.	2,462	632,438
Blackstone Group LP	15,361	303,841
Charles Schwab Corp.	21,100	373,259
E*TRADE Financial Corp.*	4,860	52,051
Franklin Resources, Inc.	2,700	407,187
Goldman Sachs Group, Inc.	11,248	1,655,143
Invesco Ltd.	8,500	246,160
Legg Mason, Inc.	2,300	73,945

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley	26,600	$584,668
Northern Trust Corp.	4,200	229,152
State Street Corp.	11,900	703,171
T. Rowe Price Group, Inc.	4,900	366,863

		6,568,015

Commercial Banks (1.9%)
BB&T Corp.	36,800	1,155,152
CIT Group, Inc.*	59,118	2,570,451
Comerica, Inc.	3,700	133,015
Fifth Third Bancorp	17,700	288,687
First Horizon National Corp.	4,797	51,232
Huntington Bancshares, Inc./Ohio	16,500	121,935
KeyCorp	18,200	181,272
M&T Bank Corp.	2,300	237,268
PNC Financial Services Group, Inc.	10,262	682,423
Regions Financial Corp.	27,200	222,768
SunTrust Banks, Inc.	13,400	386,054
U.S. Bancorp	47,200	1,601,496
Wells Fargo & Co.	149,100	5,515,209
Zions Bancorp	3,500	87,465

		13,234,427

Consumer Finance (0.9%)
American Express Co.	19,025	1,283,426
Capital One Financial Corp.	59,921	3,292,659
Discover Financial Services	32,700	1,466,268
SLM Corp.	9,000	184,320

		6,226,673

Diversified Financial Services (3.8%)
Bank of America Corp.	332,886	4,054,551
Citigroup, Inc.	205,083	9,072,872
CME Group, Inc./Illinois	5,900	362,201
IntercontinentalExchange, Inc.*	1,400	228,298
JPMorgan Chase & Co.	245,850	11,668,041
Leucadia National Corp.	3,800	104,234
McGraw-Hill Cos., Inc.	5,400	281,232
Moody’s Corp.	3,700	197,284
NASDAQ OMX Group, Inc.	2,200	71,060
NYSE Euronext	4,700	181,608

		26,221,381

Insurance (4.0%)
ACE Ltd.	28,865	2,568,119
Aflac, Inc.	9,000	468,180
Allstate Corp.	9,300	456,351
American International Group, Inc.*	33,038	1,282,535
Aon plc	6,200	381,300
Assurant, Inc.	1,500	67,515
Berkshire Hathaway, Inc., Class B*	35,442	3,693,056
Chubb Corp.	15,700	1,374,221
Cincinnati Financial Corp.	2,800	132,132
Everest Reinsurance Group Ltd.	4,800	623,328
Fidelity National Financial, Inc., Class A	17,500	441,525
Genworth Financial, Inc., Class A*	31,400	314,000
Hartford Financial Services Group, Inc.	255,100	6,581,580
Lincoln National Corp.	5,300	172,833
Loews Corp.	6,000	264,420
Marsh & McLennan Cos., Inc.	10,500	398,685
MetLife, Inc.	126,631	4,814,511
PartnerReinsurance Ltd.	8,600	800,746
Principal Financial Group, Inc.	5,300	180,359
Progressive Corp.	10,800	272,916
Prudential Financial, Inc.	9,000	530,910
Reinsurance Group of America, Inc.	4,200	250,614
Torchmark Corp.	6,800	406,640
Travelers Cos., Inc.	9,900	833,481
Unum Group	5,400	152,550
Validus Holdings Ltd.	5,600	209,272
XL Group plc	5,900	178,770

		27,850,549

Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. (REIT)	7,600	584,592
Apartment Investment & Management Co. (REIT), Class A	2,800	85,848
AvalonBay Communities, Inc. (REIT)	1,900	240,673
Boston Properties, Inc. (REIT)	2,900	293,074
Equity Residential (REIT)	5,800	319,348
HCP, Inc. (REIT)	8,300	413,838
Health Care REIT, Inc. (REIT)	4,400	298,804
Host Hotels & Resorts, Inc. (REIT)	13,858	242,377
Kimco Realty Corp. (REIT)	7,800	174,720
Plum Creek Timber Co., Inc. (REIT)	3,100	161,820
Prologis, Inc. (REIT)	8,847	353,703
Public Storage (REIT)	2,800	426,496
Simon Property Group, Inc. (REIT)	5,909	936,931
Ventas, Inc. (REIT)	5,708	417,826
Vornado Realty Trust (REIT)	3,269	273,419
Weyerhaeuser Co. (REIT)	10,322	323,904

		5,547,373

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	5,800	146,450

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,100	78,624
People’s United Financial, Inc.	6,700	90,048

		168,672

Total Financials		85,963,540

Health Care (12.8%)
Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc.*	3,780	348,289
Amgen, Inc.	14,855	1,522,786
Biogen Idec, Inc.*	4,600	887,386
Celgene Corp.*	24,388	2,826,813
Gilead Sciences, Inc.*	201,600	9,864,288
Seattle Genetics, Inc.*	88,200	3,131,982
Vertex Pharmaceuticals, Inc.*	8,300	456,334

		19,037,878

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	30,300	1,070,196
Baxter International, Inc.	13,700	995,168
Becton, Dickinson and Co.	3,900	372,879
Boston Scientific Corp.*	27,300	213,213
C.R. Bard, Inc.	1,500	151,170
CareFusion Corp.*	4,250	148,708
Covidien plc	12,076	819,236
DENTSPLY International, Inc.	2,700	114,534
Edwards Lifesciences Corp.*	2,238	183,874
Intuitive Surgical, Inc.*	800	392,952
Medtronic, Inc.	34,200	1,606,032
St. Jude Medical, Inc.	6,000	242,640
Stryker Corp.	5,600	365,344
Varian Medical Systems, Inc.*	2,100	151,200
Zimmer Holdings, Inc.	3,400	255,748

		7,082,894

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.2%)
Aetna, Inc.	17,300	$884,376
AmerisourceBergen Corp.	4,800	246,960
Cardinal Health, Inc.	6,600	274,692
Cigna Corp.	5,500	343,035
Community Health Systems, Inc.	103,438	4,901,927
Coventry Health Care, Inc.	2,600	122,278
DaVita HealthCare Partners, Inc.*	1,700	201,603
Express Scripts Holding Co.*	62,534	3,605,085
Health Net, Inc.*	9,700	277,614
Humana, Inc.	3,100	214,241
Laboratory Corp. of America Holdings*	1,900	171,380
McKesson Corp.	6,400	690,944
Patterson Cos., Inc.	1,600	60,864
Quest Diagnostics, Inc.	3,100	174,995
Tenet Healthcare Corp.*	2,000	95,160
UnitedHealth Group, Inc.	19,900	1,138,479
WellPoint, Inc.	26,000	1,721,980

		15,125,613

Health Care Technology (0.0%)
Cerner Corp.*	2,810	266,248

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	6,700	281,199
Life Technologies Corp.*	3,400	219,742
PerkinElmer, Inc.	2,200	74,008
Thermo Fisher Scientific, Inc.	117,609	8,995,912
Waters Corp.*	1,700	159,647

		9,730,508

Pharmaceuticals (5.4%)
AbbVie, Inc.	39,400	1,606,732
Actavis, Inc.*	2,500	230,275
Allergan, Inc.	21,455	2,395,022
AstraZeneca plc (ADR)	12,100	604,758
Bristol-Myers Squibb Co.	32,324	1,331,426
Eli Lilly and Co.	19,700	1,118,763
Forest Laboratories, Inc.*	4,500	171,180
Hospira, Inc.*	3,100	101,773
Johnson & Johnson	68,400	5,576,652
Merck & Co., Inc.	76,441	3,380,985
Mylan, Inc.*	58,235	1,685,321
Perrigo Co.	17,169	2,038,475
Pfizer, Inc.	225,534	6,508,911
Roche Holding AG	8,100	1,885,705
Roche Holding AG (ADR)	8,800	515,680
Shire plc (ADR)	23,388	2,136,728
Valeant Pharmaceuticals International, Inc.*	48,348	3,627,067
Zoetis, Inc.*	78,028	2,606,135

		37,521,588

Total Health Care		88,764,729

Industrials (9.2%)
Aerospace & Defense (1.7%)
Boeing Co.	44,418	3,813,285
General Dynamics Corp.	6,400	451,264
Honeywell International, Inc.	15,100	1,137,785
L-3 Communications Holdings, Inc.	1,900	153,748
Lockheed Martin Corp.	5,200	501,904
Northrop Grumman Corp.	6,400	448,960
Precision Castparts Corp.	15,422	2,924,320
Raytheon Co.	6,400	376,256
Rockwell Collins, Inc.	2,700	170,424
Textron, Inc.	5,400	160,974
United Technologies Corp.	16,200	1,513,566

		11,652,486

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	3,100	184,326
Expeditors International of Washington, Inc.	4,000	142,840
FedEx Corp.	5,600	549,920
United Parcel Service, Inc., Class B	13,900	1,194,010

		2,071,096

Airlines (0.1%)
Delta Air Lines, Inc.*	41,500	685,165
Southwest Airlines Co.	14,300	192,764

		877,929

Building Products (0.0%)
Masco Corp.	6,800	137,700

Commercial Services & Supplies (1.3%)
ADT Corp.	101,460	4,965,452
Avery Dennison Corp.	1,950	83,986
Cintas Corp.	2,050	90,467
Iron Mountain, Inc.	3,103	112,670
Pitney Bowes, Inc.	3,850	57,211
Republic Services, Inc.	98,800	3,260,400
Stericycle, Inc.*	1,650	175,197
Tyco International Ltd.	8,920	285,440
Waste Management, Inc.	8,400	329,364

		9,360,187

Construction & Engineering (0.1%)
Fluor Corp.	3,200	212,256
Jacobs Engineering Group, Inc.*	2,500	140,600
Quanta Services, Inc.*	4,100	117,178

		470,034

Electrical Equipment (0.5%)
Eaton Corp. plc	8,901	545,186
Emerson Electric Co.	14,000	782,180
Rockwell Automation, Inc.	18,052	1,558,790
Roper Industries, Inc.	1,900	241,889

		3,128,045

Industrial Conglomerates (2.1%)
3M Co.	12,300	1,307,613
Danaher Corp.	11,300	702,295
General Electric Co.	549,265	12,699,007

		14,708,915

Machinery (1.1%)
Caterpillar, Inc.	12,600	1,095,822
Cummins, Inc.	3,400	393,754
Deere & Co.	22,996	1,977,196
Dover Corp.	3,500	255,080
Flowserve Corp.	2,500	419,275
Illinois Tool Works, Inc.	20,110	1,225,503
Ingersoll-Rand plc	7,200	396,072
Joy Global, Inc.	2,011	119,695
PACCAR, Inc.	6,800	343,808
Pall Corp.	2,200	150,414
Parker Hannifin Corp.	3,850	352,583
Pentair Ltd. (Registered)	4,047	213,479
Snap-on, Inc.	1,100	90,970
Stanley Black & Decker, Inc.	3,277	265,339
Timken Co.	7,800	441,324
Xylem, Inc.	3,500	96,460

		7,836,774

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (1.0%)
Dun & Bradstreet Corp.	900	$75,285
Equifax, Inc.	2,300	132,457
Nielsen Holdings N.V	178,000	6,375,960
Robert Half International, Inc.	2,650	99,455

		6,683,157

Road & Rail (0.9%)
CSX Corp.	20,000	492,600
Norfolk Southern Corp.	6,200	477,896
Ryder System, Inc.	1,000	59,750
Union Pacific Corp.	37,250	5,304,773

		6,335,019

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,200	267,020
W.W. Grainger, Inc.	1,200	269,976

		536,996

Total Industrials		63,798,338

Information Technology (16.5%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	132,400	2,768,484
F5 Networks, Inc.*	1,500	133,620
Harris Corp.	11,800	546,812
JDS Uniphase Corp.*	4,400	58,828
Juniper Networks, Inc.*	10,100	187,254
Motorola Solutions, Inc.	7,371	471,965
QUALCOMM, Inc.	32,900	2,202,655

		6,369,618

Computers & Peripherals (4.0%)
Apple, Inc.	51,286	22,700,722
Dell, Inc.	28,100	402,673
EMC Corp.*	40,500	967,545
Hewlett-Packard Co.	113,496	2,705,745
NetApp, Inc.*	7,000	239,120
SanDisk Corp.*	4,600	253,000
Seagate Technology plc	6,750	246,780
Western Digital Corp.	4,300	216,204

		27,731,789

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	48,190	3,597,383
Corning, Inc.	28,700	382,571
FLIR Systems, Inc.	2,900	75,429
Jabil Circuit, Inc.	3,600	66,528
Molex, Inc.	2,600	76,128
TE Connectivity Ltd.	83,831	3,515,034

		7,713,073

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	3,400	119,986
eBay, Inc.*	42,285	2,292,693
Google, Inc., Class A*	15,140	12,021,614
Liquidity Services, Inc.*	61,790	1,841,960
OpenTable, Inc.*	45,660	2,875,667
VeriSign, Inc.*	113,600	5,371,008
Yahoo!, Inc.*	20,100	472,953

		24,995,881

IT Services (2.6%)
Accenture plc, Class A	35,720	2,713,648
Amdocs Ltd.	35,820	1,298,475
Automatic Data Processing, Inc.	9,300	604,686
Cognizant Technology Solutions Corp., Class A*	17,578	1,346,651
Computer Sciences Corp.	2,900	142,767
Fidelity National Information Services, Inc.	4,800	190,176
Fiserv, Inc.*	2,600	228,358
International Business Machines Corp.	24,975	5,327,168
Mastercard, Inc., Class A	6,317	3,418,318
Paychex, Inc.	6,200	217,434
SAIC, Inc.	5,400	73,170
Teradata Corp.*	3,300	193,083
Total System Services, Inc.	3,100	76,818
Visa, Inc., Class A	11,180	1,898,811
Western Union Co.	28,683	431,392

		18,160,955

Office Electronics (0.0%)
Xerox Corp.	25,179	216,539

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	11,600	29,580
Altera Corp.	6,100	216,367
Analog Devices, Inc.	5,700	264,993
Applied Materials, Inc.	86,500	1,166,020
Broadcom Corp., Class A	9,900	343,233
First Solar, Inc.*	1,100	29,656
Intel Corp.	96,560	2,109,836
KLA-Tencor Corp.	3,200	168,768
Lam Research Corp.*	3,502	145,193
Linear Technology Corp.	4,400	168,828
LSI Corp.*	10,700	72,546
Microchip Technology, Inc.	69,702	2,562,246
Micron Technology, Inc.*	84,400	842,312
NVIDIA Corp.	11,900	152,558
Teradyne, Inc.*	3,600	58,392
Texas Instruments, Inc.	21,900	777,012
Xilinx, Inc.	5,000	190,850

		9,298,390

Software (2.9%)
Activision Blizzard, Inc.	204,600	2,981,022
Adobe Systems, Inc.*	9,400	408,994
Autodesk, Inc.*	4,300	177,332
BMC Software, Inc.*	2,800	129,724
CA, Inc.	6,600	166,122
Citrix Systems, Inc.*	3,600	259,776
Electronic Arts, Inc.*	19,000	336,300
Intuit, Inc.	47,425	3,113,451
Microsoft Corp.	188,951	5,405,888
Oracle Corp.	106,700	3,450,678
Red Hat, Inc.*	3,700	187,072
Salesforce.com, Inc.*	2,500	447,075
Symantec Corp.*	37,400	923,032
VMware, Inc., Class A*	25,658	2,023,903

		20,010,369

Total Information Technology		114,496,614

Materials (3.2%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	4,100	357,192
Airgas, Inc.	1,400	138,824
CF Industries Holdings, Inc.	1,575	299,833
Dow Chemical Co.	23,100	735,504
E.I. du Pont de Nemours & Co.	64,690	3,180,160
Eastman Chemical Co.	2,900	202,623
Ecolab, Inc.	5,060	405,711
FMC Corp.	2,600	148,278
Huntsman Corp.	33,500	622,765

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
International Flavors & Fragrances, Inc.	1,600	$122,672
LyondellBasell Industries N.V., Class A	106,207	6,721,841
Monsanto Co.	10,300	1,087,989
Mosaic Co.	5,300	315,933
PPG Industries, Inc.	3,900	522,366
Praxair, Inc.	5,800	646,932
Sherwin-Williams Co.	1,700	287,113
Sigma-Aldrich Corp.	2,300	178,664
Syngenta AG (ADR)	14,549	1,218,479

		17,192,879

Construction Materials (0.0%)
Vulcan Materials Co.	2,500	129,250

Containers & Packaging (0.1%)
Ball Corp.	3,000	142,740
Bemis Co., Inc.	1,900	76,684
MeadWestvaco Corp.	3,300	119,790
Owens-Illinois, Inc.*	3,100	82,615
Sealed Air Corp.	3,300	79,563

		501,392

Metals & Mining (0.5%)
Alcoa, Inc.	20,500	174,660
Allegheny Technologies, Inc.	2,000	63,420
Cliffs Natural Resources, Inc.	2,700	51,327
Freeport-McMoRan Copper & Gold, Inc.	18,300	605,730
Newcrest Mining Ltd.	90,500	1,889,192
Newmont Mining Corp.	9,600	402,144
Nucor Corp.	6,100	281,515
United States Steel Corp.	2,700	52,650

		3,520,638

Paper & Forest Products (0.1%)
International Paper Co.	8,400	391,272

Total Materials		21,735,431

Telecommunication Services (2.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	119,745	4,393,444
CenturyLink, Inc.	16,309	572,935
Frontier Communications Corp.	19,206	76,440
Level 3 Communications, Inc.*	174,306	3,536,669
Verizon Communications, Inc.	55,000	2,703,250
Windstream Corp.	11,300	89,835

		11,372,573

Wireless Telecommunication Services (1.0%)
Crown Castle International Corp.*	5,650	393,466
KDDI Corp.	47,900	1,997,211
MetroPCS Communications, Inc.*	6,100	66,490
Softbank Corp.	37,712	1,730,662
Sprint Nextel Corp.*	430,200	2,671,542

		6,859,371

Total Telecommunication Services		18,231,944

Utilities (1.7%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	22,300	1,084,449
Duke Energy Corp.	13,642	990,273
Edison International	16,700	840,344
Entergy Corp.	3,400	215,016
Exelon Corp.	16,434	566,644
FirstEnergy Corp.	8,001	337,642
NextEra Energy, Inc.	8,200	636,976
Northeast Utilities	6,020	261,629
NV Energy, Inc.	35,400	709,062
Pepco Holdings, Inc.	4,400	94,160
Pinnacle West Capital Corp.	2,100	121,569
PPL Corp.	11,200	350,672
Southern Co.	16,900	792,948
Xcel Energy, Inc.	9,400	279,180

		7,280,564

Gas Utilities (0.1%)
AGL Resources, Inc.	2,279	95,604
Atmos Energy Corp.	12,200	520,818
ONEOK, Inc.	3,952	188,392

		804,814

Independent Power Producers & Energy Traders (0.0%)
AES Corp.	11,900	149,583
NRG Energy, Inc.	4,328	114,649

		264,232

Multi-Utilities (0.5%)
Ameren Corp.	4,600	161,092
CenterPoint Energy, Inc.	8,200	196,472
CMS Energy Corp.	5,100	142,494
Consolidated Edison, Inc.	5,600	341,768
Dominion Resources, Inc.	11,100	645,798
DTE Energy Co.	3,300	225,522
Integrys Energy Group, Inc.	1,500	87,240
NiSource, Inc.	5,500	161,370
PG&E Corp.	8,200	365,146
Public Service Enterprise Group, Inc.	9,700	333,098
SCANA Corp.	2,500	127,900
Sempra Energy	5,800	463,652
TECO Energy, Inc.	3,900	69,498
Wisconsin Energy Corp.	4,400	188,716

		3,509,766

Total Utilities		11,859,376

Total Common Stocks (89.0%) (Cost $432,358,863)		616,617,643

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Level 3 Communications, Inc. 6.500%, 10/1/16	$554,000	$733,704

Total Telecommunication Services		733,704

Total Convertible Bonds		733,704

Total Long-Term Debt Securities (0.1%) (Cost $554,000)		733,704

SHORT-TERM INVESTMENT:
Government Securities (1.5%)
U.S. Treasury Bills 0.09%, 5/2/13#(p)	10,120,000	10,119,174

Total Short-Term Investments (1.5%) (Cost $10,118,780)		10,119,174

Total Investments (90.6%) (Cost $443,031,643)		627,470,521
Other Assets Less Liabilities (9.4%)		65,265,069

Net Assets (100%)		$692,735,590

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,723,574.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	866	June-13	$65,831,053	$67,664,910	$1,833,857

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$98,419,853	$—	$—	$98,419,853
Consumer Staples	53,680,380	1,461,959	—	55,142,339
Energy	54,267,032	3,938,447	—	58,205,479
Financials	85,963,540	—	—	85,963,540
Health Care	86,879,024	1,885,705	—	88,764,729
Industrials	63,798,338	—	—	63,798,338
Information Technology	114,496,614	—	—	114,496,614
Materials	19,846,239	1,889,192	—	21,735,431
Telecommunication Services	14,504,071	3,727,873	—	18,231,944
Utilities	11,859,376	—	—	11,859,376
Convertible Bonds
Telecommunication Services	—	733,704	—	733,704
Futures	1,833,857	—	—	1,833,857
Short-Term Investments	—	10,119,174	—	10,119,174

Total Assets	$605,548,324	$23,756,054	$—	$629,304,378

Total Liabilities	$—	$—	$—	$—

Total	$605,548,324	$23,756,054	$—	$629,304,378

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,322,499
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,707,229

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,249,079
Aggregate gross unrealized depreciation	(5,827,314)

Net unrealized appreciation	$182,421,765

Federal income tax cost of investments	$445,048,756

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (1.4%)
Delphi Automotive plc	28,470	$1,264,068
Johnson Controls, Inc.	298,300	10,461,381
Lear Corp.	33,700	1,849,119
TRW Automotive Holdings Corp.*	29,400	1,617,000
Visteon Corp.*	2,600	150,020

		15,341,588

Automobiles (0.6%)
Ford Motor Co.	392,100	5,156,115
General Motors Co.*	54,750	1,523,145
Thor Industries, Inc.	2,100	77,259

		6,756,519

Diversified Consumer Services (0.0%)
DeVry, Inc.	3,500	111,125
H&R Block, Inc.	5,800	170,636
Service Corp. International	11,600	194,068

		475,829

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	22,200	761,460
Choice Hotels International, Inc.	1,300	55,003
Hyatt Hotels Corp., Class A*	2,400	103,752
International Game Technology	7,000	115,500
Marriott International, Inc., Class A	1,000	42,230
McDonald’s Corp.	75,890	7,565,474
MGM Resorts International*	21,200	278,780
Norwegian Cruise Line Holdings Ltd.*	890	26,389
Penn National Gaming, Inc.*	3,200	174,176
Royal Caribbean Cruises Ltd.	8,100	269,082
Wendy’s Co.	14,900	84,483

		9,476,329

Household Durables (0.5%)
D.R. Horton, Inc.	13,700	332,910
Garmin Ltd.	5,400	178,416
Harman International Industries, Inc.	3,800	169,594
Jarden Corp.*	4,950	212,107
Leggett & Platt, Inc.	7,500	253,350
Lennar Corp., Class A	8,600	356,728
Mohawk Industries, Inc.*	3,100	350,672
Newell Rubbermaid, Inc.	15,500	404,550
NVR, Inc.*	100	108,011
PulteGroup, Inc.*	122,957	2,488,650
Toll Brothers, Inc.*	7,600	260,224
Whirlpool Corp.	4,100	485,686

		5,600,898

Internet & Catalog Retail (0.1%)
Expedia, Inc.	1,800	108,018
HomeAway, Inc.*	182	5,915
Liberty Interactive Corp.*	25,600	547,328
Liberty Ventures*	1,280	96,742

		758,003

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	41,590	1,827,465
Mattel, Inc.	4,100	179,539

		2,007,004

Media (4.9%)
Cablevision Systems Corp. - New York Group, Class A	9,500	142,120
CBS Corp., Class B	28,800	1,344,672
Clear Channel Outdoor Holdings, Inc., Class A*	900	6,741
Comcast Corp., Class A	208,660	8,648,075
DISH Network Corp., Class A	2,400	90,960
DreamWorks Animation SKG, Inc., Class A*	3,600	68,256
Gannett Co., Inc.	79,000	1,727,730
Interpublic Group of Cos., Inc.	22,200	289,266
John Wiley & Sons, Inc., Class A	1,400	54,544
Lamar Advertising Co., Class A*	500	24,305
Liberty Media Corp.*	5,420	605,035
Madison Square Garden Co., Class A*	3,075	177,120
News Corp., Class A	136,903	4,178,280
Omnicom Group, Inc.	40,125	2,363,362
Regal Entertainment Group, Class A	2,700	45,009
Starz - Liberty Capital*	5,420	120,053
Thomson Reuters Corp.	19,800	643,104
Time Warner Cable, Inc.	21,100	2,026,866
Time Warner, Inc.	224,224	12,919,787
Viacom, Inc., Class B	203,170	12,509,177
Walt Disney Co.	123,450	7,011,960
Washington Post Co., Class B	300	134,100

		55,130,522

Multiline Retail (0.9%)
Dillard’s, Inc., Class A	1,600	125,680
J.C. Penney Co., Inc.	8,500	128,435
Kohl’s Corp.	23,380	1,078,519
Macy’s, Inc.	77,500	3,242,600
Sears Holdings Corp.*	1,900	94,943
Target Corp.	77,810	5,326,095

		9,996,272

Specialty Retail (1.2%)
Aaron’s, Inc.	900	25,812
Abercrombie & Fitch Co., Class A	4,500	207,900
Advance Auto Parts, Inc.	14,380	1,188,507
American Eagle Outfitters, Inc.	2,300	43,010
AutoNation, Inc.*	900	39,375
Best Buy Co., Inc.	14,400	318,960
CarMax, Inc.*	10,000	417,000
Chico’s FAS, Inc.	2,600	43,680
DSW, Inc., Class A	100	6,380
Foot Locker, Inc.	6,400	219,136
GameStop Corp., Class A	72,200	2,019,434
Guess?, Inc.	3,400	84,422
Home Depot, Inc.	16,800	1,172,304
Lowe’s Cos., Inc.	93,170	3,533,006
Sally Beauty Holdings, Inc.*	500	14,690
Sears Hometown and Outlet Stores, Inc.*	430	17,351
Signet Jewelers Ltd.	4,500	301,500
Staples, Inc.	97,045	1,303,314
Tiffany & Co.	1,100	76,494
TJX Cos., Inc.	60,500	2,828,375
Williams-Sonoma, Inc.	2,100	108,192

		13,968,842

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	800	44,552
PVH Corp.	300	32,043

		76,595

Total Consumer Discretionary		119,588,401

Consumer Staples (7.6%)
Beverages (1.1%)
Beam, Inc.	8,400	533,736
Brown-Forman Corp., Class B	1,050	74,970

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co.	113,650	$4,596,006
Coca-Cola Enterprises, Inc.	30,220	1,115,722
Constellation Brands, Inc., Class A*	8,400	400,176
Diageo plc	116,056	3,659,082
Dr. Pepper Snapple Group, Inc.	20,300	953,085
Molson Coors Brewing Co., Class B	6,800	332,724
PepsiCo, Inc.	11,570	915,303

		12,580,804

Food & Staples Retailing (1.7%)
CVS Caremark Corp.	209,515	11,521,230
Kroger Co.	90,000	2,982,600
Safeway, Inc.	11,000	289,850
Sysco Corp.	14,800	520,516
Walgreen Co.	46,100	2,198,048
Wal-Mart Stores, Inc.	19,090	1,428,504

		18,940,748

Food Products (2.0%)
Archer-Daniels-Midland Co.	35,200	1,187,296
Bunge Ltd.	18,200	1,343,706
Campbell Soup Co.	2,000	90,720
ConAgra Foods, Inc.	22,200	794,982
Danone S.A.	27,292	1,898,945
Dean Foods Co.*	1,400	25,382
General Mills, Inc.	74,600	3,678,526
Green Mountain Coffee Roasters, Inc.*	1,100	62,436
H.J. Heinz Co.	6,500	469,755
Hillshire Brands Co.	950	33,393
Hormel Foods Corp.	3,100	128,092
Ingredion, Inc.	3,200	231,424
J.M. Smucker Co.	11,730	1,163,147
Kellogg Co.	12,440	801,509
Kraft Foods Group, Inc.	29,966	1,544,148
Mondelez International, Inc., Class A	89,900	2,751,839
Nestle S.A. (Registered)	34,783	2,515,383
Smithfield Foods, Inc.*	51,100	1,353,128
Tyson Foods, Inc., Class A	116,000	2,879,120
WhiteWave Foods Co., Class A*	690	11,778

		22,964,709

Household Products (1.3%)
Church & Dwight Co., Inc.	2,900	187,427
Clorox Co.	6,500	575,445
Colgate-Palmolive Co.	2,100	247,863
Energizer Holdings, Inc.	3,500	349,055
Kimberly-Clark Corp.	2,200	215,556
Procter & Gamble Co.	170,102	13,108,060

		14,683,406

Personal Products (0.0%)
Avon Products, Inc.	5,200	107,796

Tobacco (1.5%)
Altria Group, Inc.	119,365	4,104,963
Lorillard, Inc.	48,060	1,939,221
Philip Morris International, Inc.	106,685	9,890,766
Reynolds American, Inc.	11,700	520,533

		16,455,483

Total Consumer Staples		85,732,946

Energy (12.2%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	2,100	110,334
Baker Hughes, Inc.	23,492	1,090,264
Cameron International Corp.*	3,100	202,120
Diamond Offshore Drilling, Inc.	26,000	1,808,560
Era Group, Inc.*	600	12,600
Halliburton Co.	220,950	8,928,589
Helix Energy Solutions Group, Inc.*	37,200	851,136
Helmerich & Payne, Inc.	3,900	236,730
McDermott International, Inc.*	12,600	138,474
Nabors Industries Ltd.	15,500	251,410
National Oilwell Varco, Inc.	17,600	1,245,200
Oil States International, Inc.*	400	32,628
Patterson-UTI Energy, Inc.	8,300	197,872
Rowan Cos., plc, Class A*	6,600	233,376
RPC, Inc.	400	6,068
SEACOR Holdings, Inc.	600	44,208
Superior Energy Services, Inc.*	8,400	218,148
Tidewater, Inc.	2,700	136,350
Unit Corp.*	2,600	118,430

		15,862,497

Oil, Gas & Consumable Fuels (10.8%)
Alpha Natural Resources, Inc.*	11,747	96,443
Anadarko Petroleum Corp.	26,700	2,334,915
Apache Corp.	34,766	2,682,545
BP plc (ADR)	23,100	978,285
Cheniere Energy, Inc.*	3,400	95,200
Chesapeake Energy Corp.	35,400	722,514
Chevron Corp.	175,804	20,889,031
Cimarex Energy Co.	4,600	347,024
Cobalt International Energy, Inc.*	500	14,100
ConocoPhillips Co.	67,685	4,067,869
CONSOL Energy, Inc.	12,100	407,165
Denbury Resources, Inc.*	20,855	388,946
Devon Energy Corp.	21,700	1,224,314
Encana Corp.	156,100	3,037,706
Energen Corp.	3,900	202,839
EOG Resources, Inc.	10,325	1,322,323
EQT Corp.	7,000	474,250
EXCO Resources, Inc.	6,600	47,058
Exxon Mobil Corp.	518,959	46,763,395
Hess Corp.	16,300	1,167,243
HollyFrontier Corp.	15,700	807,765
Laredo Petroleum Holdings, Inc.*	100	1,829
Marathon Oil Corp.	201,750	6,803,010
Marathon Petroleum Corp.	47,250	4,233,600
Murphy Oil Corp.	10,400	662,792
Newfield Exploration Co.*	7,200	161,424
Noble Energy, Inc.	7,400	855,884
Occidental Petroleum Corp.	78,860	6,180,258
PBF Energy, Inc.	1,290	47,949
Peabody Energy Corp.	14,500	306,675
Phillips 66	33,442	2,339,937
Pioneer Natural Resources Co.	1,100	136,675
Plains Exploration & Production Co.*	6,900	327,543
QEP Resources, Inc.	9,500	302,480
Royal Dutch Shell plc (ADR), Class A	19,400	1,264,104
SandRidge Energy, Inc.*	26,100	137,547
SM Energy Co.	600	35,532
Southwestern Energy Co.*	113,200	4,217,832
Spectra Energy Corp.	34,900	1,073,175
Teekay Corp.	1,900	68,324
Tesoro Corp.	7,500	439,125
Ultra Petroleum Corp.*	8,100	162,810
Valero Energy Corp.	73,300	3,334,417
Whiting Petroleum Corp.*	5,400	274,536
World Fuel Services Corp.	2,600	103,272

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
WPX Energy, Inc.*	10,566	$169,267

		121,710,927

Total Energy		137,573,424

Financials (21.1%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	700	107,499
American Capital Ltd.*	17,800	259,791
Ameriprise Financial, Inc.	11,700	861,705
Ares Capital Corp.	11,800	213,580
Bank of New York Mellon Corp.	175,519	4,912,777
BlackRock, Inc.	12,909	3,316,064
Charles Schwab Corp.	57,500	1,017,175
E*TRADE Financial Corp.*	15,200	162,792
Federated Investors, Inc., Class B	800	18,936
Franklin Resources, Inc.	17,080	2,575,835
Goldman Sachs Group, Inc.	56,390	8,297,788
Invesco Ltd.	23,900	692,144
Janus Capital Group, Inc.	10,000	94,000
Legg Mason, Inc.	7,500	241,125
LPL Financial Holdings, Inc.	232	7,480
Morgan Stanley	82,435	1,811,921
Northern Trust Corp.	11,500	627,440
Raymond James Financial, Inc.	6,100	281,210
State Street Corp.	75,070	4,435,886
TD Ameritrade Holding Corp.	12,400	255,688

		30,190,836

Commercial Banks (4.2%)
Associated Banc-Corp.	9,300	141,267
Bank of Hawaii Corp.	2,400	121,944
BankUnited, Inc.	1,800	46,116
BB&T Corp.	216,350	6,791,226
BOK Financial Corp.	1,400	87,220
CapitalSource, Inc.	12,400	119,288
CIT Group, Inc.*	78,500	3,413,180
City National Corp./California	2,500	147,275
Comerica, Inc.	10,500	377,475
Commerce Bancshares, Inc./Missouri	4,226	172,548
Cullen/Frost Bankers, Inc.	2,900	181,337
East West Bancorp, Inc.	7,700	197,659
Fifth Third Bancorp	49,200	802,452
First Citizens BancShares, Inc./North Carolina, Class A	300	54,810
First Horizon National Corp.	13,439	143,529
First Niagara Financial Group, Inc.	18,800	166,568
First Republic Bank/California	5,400	208,548
Fulton Financial Corp.	10,700	125,190
Huntington Bancshares, Inc./Ohio	46,200	341,418
KeyCorp	77,000	766,920
M&T Bank Corp.	6,767	698,084
PNC Financial Services Group, Inc.	64,803	4,309,399
Popular, Inc.*	5,420	149,646
Regions Financial Corp.	113,700	931,203
Signature Bank/New York*	2,200	173,272
SunTrust Banks, Inc.	28,800	829,728
SVB Financial Group*	2,400	170,256
Synovus Financial Corp.	42,000	116,340
TCF Financial Corp.	8,600	128,656
U.S. Bancorp	143,900	4,882,527
Valley National Bancorp	10,519	107,715
Wells Fargo & Co.	546,595	20,218,549
Zions Bancorp	9,800	244,902

		47,366,247

Consumer Finance (1.5%)
American Express Co.	19,100	1,288,486
Capital One Financial Corp.	203,450	11,179,578
Discover Financial Services	83,700	3,753,108
SLM Corp.	26,100	534,528

		16,755,700

Diversified Financial Services (5.4%)
Bank of America Corp.	982,243	11,963,720
CBOE Holdings, Inc.	600	22,164
Citigroup, Inc.	401,210	17,749,530
CME Group, Inc./Illinois	18,000	1,105,020
Interactive Brokers Group, Inc., Class A	2,100	31,311
JPMorgan Chase & Co.	576,411	27,356,466
Leucadia National Corp.	14,075	386,077
McGraw-Hill Cos., Inc.	16,770	873,382
Moody’s Corp.	29,350	1,564,942
NASDAQ OMX Group, Inc.	6,200	200,260
NYSE Euronext	13,500	521,640

		61,774,512

Insurance (5.6%)
ACE Ltd.	44,150	3,928,026
Aflac, Inc.	25,000	1,300,500
Alleghany Corp.*	968	383,251
Allied World Assurance Co. Holdings AG	1,000	92,720
Allstate Corp.	26,200	1,285,634
American Financial Group, Inc./Ohio	4,600	217,948
American International Group, Inc.*	34,500	1,339,290
American National Insurance Co.	400	34,748
Aon plc	46,555	2,863,132
Arch Capital Group Ltd.*	6,400	336,448
Aspen Insurance Holdings Ltd.	3,800	146,604
Assurant, Inc.	4,600	207,046
Assured Guaranty Ltd.	8,600	177,246
Axis Capital Holdings Ltd.	5,800	241,396
Berkshire Hathaway, Inc., Class B*	107,206	11,170,865
Brown & Brown, Inc.	5,700	182,628
Chubb Corp.	59,180	5,180,025
Cincinnati Financial Corp.	7,800	368,082
CNA Financial Corp.	1,400	45,766
Endurance Specialty Holdings Ltd.	2,100	100,401
Everest Reinsurance Group Ltd.	15,800	2,051,788
Fidelity National Financial, Inc., Class A	60,000	1,513,800
Genworth Financial, Inc., Class A*	82,900	829,000
Hanover Insurance Group, Inc.	1,300	64,584
Hartford Financial Services Group, Inc.	23,500	606,300
HCC Insurance Holdings, Inc.	5,400	226,962
Kemper Corp.	2,600	84,786
Lincoln National Corp.	15,200	495,672
Loews Corp.	16,700	735,969
Markel Corp.*	600	302,100
Marsh & McLennan Cos., Inc.	6,100	231,617
MBIA, Inc.*	7,500	77,025
Mercury General Corp.	1,400	53,102
MetLife, Inc.	258,230	9,817,905
Old Republic International Corp.	13,800	175,398
PartnerReinsurance Ltd.	24,900	2,318,439
Principal Financial Group, Inc.	16,000	544,480
ProAssurance Corp.	3,400	160,922
Progressive Corp.	32,700	826,329

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Protective Life Corp.	4,300	$153,940
Prudential Financial, Inc.	64,555	3,808,099
Reinsurance Group of America, Inc.	22,300	1,330,641
RenaissanceReinsurance Holdings Ltd.	2,800	257,572
StanCorp Financial Group, Inc.	2,400	102,624
Torchmark Corp.	5,300	316,940
Travelers Cos., Inc.	56,529	4,759,177
Unum Group	15,200	429,400
Validus Holdings Ltd.	20,500	766,085
W. R. Berkley Corp.	5,900	261,783
White Mountains Insurance Group Ltd.	400	226,848
XL Group plc	16,600	502,980

		63,634,023

Real Estate Investment Trusts (REITs) (1.5%)
Alexandria Real Estate Equities, Inc. (REIT)	3,300	234,234
American Campus Communities, Inc. (REIT)	3,600	163,224
American Capital Agency Corp. (REIT)	16,010	524,808
Annaly Capital Management, Inc. (REIT)	52,138	828,473
Apartment Investment & Management Co. (REIT), Class A	2,000	61,320
AvalonBay Communities, Inc. (REIT)	5,960	754,953
BioMed Realty Trust, Inc. (REIT)	8,200	177,120
Boston Properties, Inc. (REIT)	6,700	677,102
Brandywine Realty Trust (REIT)	7,600	112,860
BRE Properties, Inc. (REIT)	2,900	141,172
Camden Property Trust (REIT)	1,100	75,548
CBL & Associates Properties, Inc. (REIT)	7,900	186,440
Chimera Investment Corp. (REIT)	54,900	175,131
CommonWealth REIT (REIT)	4,425	99,297
Corporate Office Properties Trust/Maryland (REIT)	3,800	101,384
Corrections Corp. of America (REIT)	5,300	207,071
DDR Corp. (REIT)	11,700	203,814
Douglas Emmett, Inc. (REIT)	7,400	184,482
Duke Realty Corp. (REIT)	14,200	241,116
Equity Lifestyle Properties, Inc. (REIT)	400	30,720
Equity Residential (REIT)	14,800	814,888
Extra Space Storage, Inc. (REIT)	2,000	78,540
Federal Realty Investment Trust (REIT)	800	86,432
General Growth Properties, Inc. (REIT)	28,259	561,789
Hatteras Financial Corp. (REIT)	5,200	142,636
HCP, Inc. (REIT)	20,861	1,040,130
Health Care REIT, Inc. (REIT)	11,400	774,174
Home Properties, Inc. (REIT)	1,200	76,104
Hospitality Properties Trust (REIT)	6,600	181,104
Host Hotels & Resorts, Inc. (REIT)	38,409	671,773
Kilroy Realty Corp. (REIT)	3,400	178,160
Kimco Realty Corp. (REIT)	21,700	486,080
Liberty Property Trust (REIT)	5,500	218,625
Macerich Co. (REIT)	7,135	459,351
Mack-Cali Realty Corp. (REIT)	4,700	134,467
MFA Financial, Inc. (REIT)	19,100	178,012
Mid-America Apartment Communities, Inc. (REIT)	100	6,906
National Retail Properties, Inc. (REIT)	5,700	206,169
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,200	180,228
Post Properties, Inc. (REIT)	1,700	80,070
Prologis, Inc. (REIT)	24,615	984,108
Rayonier, Inc. (REIT)	1,400	83,538
Realty Income Corp. (REIT)	7,100	321,985
Regency Centers Corp. (REIT)	1,900	100,529
Retail Properties of America, Inc. (REIT), Class A	4,500	66,600
Senior Housing Properties Trust (REIT)	8,700	233,421
Simon Property Group, Inc. (REIT)	2,624	416,061
SL Green Realty Corp. (REIT)	4,800	413,328
Taubman Centers, Inc. (REIT)	2,200	170,852
UDR, Inc. (REIT)	13,200	319,308
Ventas, Inc. (REIT)	15,506	1,135,039
Vornado Realty Trust (REIT)	9,958	832,887
Weingarten Realty Investors (REIT)	6,400	201,920
Weyerhaeuser Co. (REIT)	19,492	611,659

		17,627,142

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	2,100	75,075
Forest City Enterprises, Inc., Class A*	7,500	133,275
Howard Hughes Corp.*	1,485	124,458
Jones Lang LaSalle, Inc.	2,400	238,584
Realogy Holdings Corp.*	2,600	126,984
St. Joe Co.*	3,000	63,750

		762,126

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial, Inc.	8,716	105,202
Hudson City Bancorp, Inc.	28,200	243,648
New York Community Bancorp, Inc.	23,500	337,225
People’s United Financial, Inc.	14,900	200,256
TFS Financial Corp.*	4,200	45,486
Washington Federal, Inc.	5,700	99,750

		1,031,567

Total Financials		239,142,153

Health Care (13.2%)
Biotechnology (0.1%)
Vertex Pharmaceuticals, Inc.*	20,100	1,105,098

Health Care Equipment & Supplies (2.7%)
Abbott Laboratories	49,690	1,755,051
Alere, Inc.*	4,300	109,779
Baxter International, Inc.	105,600	7,670,784
Becton, Dickinson and Co.	12,600	1,204,686
Boston Scientific Corp.*	76,400	596,684
CareFusion Corp.*	11,800	412,882
Cooper Cos., Inc.	1,800	194,184
Covidien plc	117,700	7,984,768
DENTSPLY International, Inc.	4,200	178,164
Hill-Rom Holdings, Inc.	3,300	116,226
Hologic, Inc.*	14,100	318,660
Medtronic, Inc.	145,340	6,825,166
Sirona Dental Systems, Inc.*	2,400	176,952
St. Jude Medical, Inc.	41,820	1,691,201
Stryker Corp.	4,400	287,056
Teleflex, Inc.	2,200	185,922
Zimmer Holdings, Inc.	8,500	639,370

		30,347,535

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.9%)
Aetna, Inc.	31,300	$1,600,056
Brookdale Senior Living, Inc.*	5,200	144,976
Cardinal Health, Inc.	8,500	353,770
Cigna Corp.	15,400	960,498
Community Health Systems, Inc.	4,800	227,472
Coventry Health Care, Inc.	7,600	357,428
Express Scripts Holding Co.*	8,700	501,555
HCA Holdings, Inc.	3,100	125,953
Health Management Associates, Inc., Class A*	13,700	176,319
Health Net, Inc.*	34,900	998,838
Henry Schein, Inc.*	2,100	194,355
Humana, Inc.	8,800	608,168
LifePoint Hospitals, Inc.*	2,600	125,996
McKesson Corp.	43,200	4,663,872
MEDNAX, Inc.*	2,600	233,038
Omnicare, Inc.	6,000	244,320
Patterson Cos., Inc.	300	11,412
Quest Diagnostics, Inc.	23,270	1,313,592
Tenet Healthcare Corp.*	5,200	247,416
UnitedHealth Group, Inc.	55,507	3,175,555
Universal Health Services, Inc., Class B	4,500	287,415
VCA Antech, Inc.*	4,600	108,054
WellPoint, Inc.	67,700	4,483,771

		21,143,829

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	10,200	138,618

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	1,100	138,600
Charles River Laboratories International, Inc.*	900	39,843
Covance, Inc.*	2,800	208,096
Life Technologies Corp.*	8,700	562,281
PerkinElmer, Inc.	6,000	201,840
QIAGEN N.V.*	12,600	265,608
Thermo Fisher Scientific, Inc.	46,560	3,561,374

		4,977,642

Pharmaceuticals (8.1%)
AbbVie, Inc.	38,880	1,585,526
AstraZeneca plc (ADR)	29,400	1,469,412
Bristol-Myers Squibb Co.	8,337	343,401
Eli Lilly and Co.	34,900	1,981,971
Endo Health Solutions, Inc.*	2,300	70,748
Forest Laboratories, Inc.*	14,200	540,168
Hospira, Inc.*	8,800	288,904
Johnson & Johnson	374,345	30,520,348
Merck & Co., Inc.	277,816	12,287,802
Mylan, Inc.*	1,800	52,092
Pfizer, Inc.	1,402,306	40,470,551
Roche Holding AG	5,044	1,174,259
Roche Holding AG (ADR)	21,900	1,283,340
Zoetis, Inc.*	4,130	137,942

		92,206,464

Total Health Care		149,919,186

Industrials (9.3%)
Aerospace & Defense (2.6%)
Alliant Techsystems, Inc.	1,800	130,374
Boeing Co.	3,900	334,815
Engility Holdings, Inc.*	866	20,766
Exelis, Inc.	9,900	107,811
General Dynamics Corp.	17,000	1,198,670
Honeywell International, Inc.	151,105	11,385,762
Huntington Ingalls Industries, Inc.	2,666	142,178
L-3 Communications Holdings, Inc.	5,200	420,784
Lockheed Martin Corp.	66,810	6,448,501
Northrop Grumman Corp.	48,400	3,395,260
Raytheon Co.	17,800	1,046,462
Spirit AeroSystems Holdings, Inc., Class A*	4,900	93,051
Textron, Inc.	14,000	417,340
Triumph Group, Inc.	1,800	141,300
United Technologies Corp.	43,400	4,054,862

		29,337,936

Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	1,100	39,281
FedEx Corp.	15,800	1,551,560
United Parcel Service, Inc., Class B	38,820	3,334,638
UTi Worldwide, Inc.	5,500	79,640

		5,005,119

Airlines (0.2%)
Copa Holdings S.A., Class A	400	47,844
Delta Air Lines, Inc.*	121,500	2,005,965
Southwest Airlines Co.	33,100	446,188

		2,499,997

Building Products (0.1%)
Fortune Brands Home & Security, Inc.*	7,100	265,753
Owens Corning, Inc.*	6,500	256,295

		522,048

Commercial Services & Supplies (0.5%)
ADT Corp.	12,400	606,856
Avery Dennison Corp.	5,500	236,885
Cintas Corp.	3,200	141,216
Covanta Holding Corp.	5,400	108,810
Iron Mountain, Inc.	544	19,753
KAR Auction Services, Inc.	1,500	30,045
Pitney Bowes, Inc.	3,400	50,524
R.R. Donnelley & Sons Co.	9,600	115,680
Republic Services, Inc.	16,200	534,600
Tyco International Ltd.	90,660	2,901,120
Waste Connections, Inc.	6,150	221,277
Waste Management, Inc.	24,700	968,487

		5,935,253

Construction & Engineering (0.2%)
AECOM Technology Corp.*	6,000	196,800
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,450	152,146
Fluor Corp.	7,020	465,636
Jacobs Engineering Group, Inc.*	6,900	388,056
KBR, Inc.	7,900	253,432
Quanta Services, Inc.*	11,100	317,238
URS Corp.	4,000	189,640

		1,962,948

Electrical Equipment (0.3%)
Eaton Corp. plc	49,511	3,032,549
Emerson Electric Co.	6,200	346,394
General Cable Corp.*	2,500	91,575
GrafTech International Ltd.*	6,700	51,456
Hubbell, Inc., Class B	600	58,266
Regal-Beloit Corp.	2,100	171,276

		3,751,516

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (3.3%)
3M Co.	36,720	$3,903,703
Carlisle Cos., Inc.	3,000	203,370
Danaher Corp.	61,820	3,842,113
General Electric Co.	1,291,250	29,853,700

		37,802,886

Machinery (1.1%)
AGCO Corp.	5,200	271,024
CNH Global N.V.	1,500	61,980
Colfax Corp.*	1,800	83,772
Crane Co.	2,600	145,236
Dover Corp.	9,800	714,224
Flowserve Corp.	3,400	570,214
Gardner Denver, Inc.	2,700	202,797
Harsco Corp.	4,300	106,511
IDEX Corp.	3,600	192,312
Illinois Tool Works, Inc.	24,990	1,522,891
Ingersoll-Rand plc	2,900	159,529
ITT Corp.	3,750	106,612
Kennametal, Inc.	4,300	167,872
Manitowoc Co., Inc.	1,600	32,896
Navistar International Corp.*	3,200	110,624
Nordson Corp.	300	19,785
Oshkosh Corp.*	4,900	208,201
PACCAR, Inc.	14,800	748,288
Parker Hannifin Corp.	14,600	1,337,068
Pentair Ltd. (Registered)	26,072	1,375,298
Snap-on, Inc.	2,500	206,750
SPX Corp.	1,900	150,024
Stanley Black & Decker, Inc.	34,331	2,779,781
Terex Corp.*	5,900	203,078
Timken Co.	16,100	910,938
Trinity Industries, Inc.	4,200	190,386
WABCO Holdings, Inc.*	300	21,177
Xylem, Inc.	8,800	242,528

		12,841,796

Marine (0.0%)
Kirby Corp.*	800	61,440
Matson, Inc.	2,100	51,660

		113,100

Professional Services (0.2%)
Dun & Bradstreet Corp.	11,620	972,013
Equifax, Inc.	600	34,554
Manpower, Inc.	4,300	243,896
Nielsen Holdings N.V	4,829	172,975
Towers Watson & Co., Class A	3,300	228,756
Verisk Analytics, Inc., Class A*	1,100	67,793

		1,719,987

Road & Rail (0.3%)
Canadian National Railway Co.	9,500	952,850
Con-way, Inc.	1,300	45,773
CSX Corp.	17,900	440,877
Hertz Global Holdings, Inc.*	5,700	126,882
Kansas City Southern	1,300	144,170
Norfolk Southern Corp.	17,400	1,341,192
Ryder System, Inc.	2,700	161,325

		3,213,069

Trading Companies & Distributors (0.0%)
Air Lease Corp.	3,600	105,552
GATX Corp.	2,500	129,925
MRC Global, Inc.*	400	13,172
WESCO International, Inc.*	2,300	167,003

		415,652

Total Industrials		105,121,307

Information Technology (7.2%)
Communications Equipment (1.6%)
Brocade Communications Systems, Inc.*	24,500	141,365
Cisco Systems, Inc.	772,350	16,149,839
EchoStar Corp., Class A*	1,500	58,455
Harris Corp.	24,300	1,126,062
JDS Uniphase Corp.*	12,300	164,451
Juniper Networks, Inc.*	28,300	524,682
Palo Alto Networks, Inc.*	84	4,754
Polycom, Inc.*	9,500	105,260

		18,274,868

Computers & Peripherals (0.9%)
Dell, Inc.	78,900	1,130,637
Diebold, Inc.	3,100	93,992
Hewlett-Packard Co.	292,060	6,962,710
Lexmark International, Inc., Class A	3,800	100,320
NetApp, Inc.*	6,400	218,624
SanDisk Corp.*	13,000	715,000
Stratasys Ltd.*	1,040	77,189
Western Digital Corp.	7,400	372,072

		9,670,544

Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.*	5,900	239,658
Avnet, Inc.*	7,700	278,740
AVX Corp.	2,500	29,750
Corning, Inc.	81,200	1,082,396
Dolby Laboratories, Inc., Class A	1,100	36,916
FLIR Systems, Inc.	1,500	39,015
Ingram Micro, Inc., Class A*	8,100	159,408
Itron, Inc.*	2,100	97,440
Jabil Circuit, Inc.	8,000	147,840
Molex, Inc.	7,300	213,744
Tech Data Corp.*	2,100	95,781
Vishay Intertechnology, Inc.*	7,700	104,797

		2,525,485

Internet Software & Services (0.2%)
Akamai Technologies, Inc.*	700	24,703
AOL, Inc.*	3,775	145,300
IAC/InterActiveCorp.	3,300	147,444
VeriSign, Inc.*	700	33,096
Yahoo!, Inc.*	59,250	1,394,152

		1,744,695

IT Services (1.2%)
Accenture plc, Class A	57,860	4,395,624
Amdocs Ltd.	9,000	326,250
Booz Allen Hamilton Holding Corp.	1,212	16,289
Computer Sciences Corp.	8,300	408,609
CoreLogic, Inc.*	5,700	147,402
DST Systems, Inc.	1,500	106,905
Fidelity National Information Services, Inc.	21,147	837,844
Fiserv, Inc.*	13,030	1,144,425
Genpact Ltd.	1,300	23,647
International Business Machines Corp.	19,330	4,123,089
Mastercard, Inc., Class A	1,504	813,860
Paychex, Inc.	1,200	42,084
SAIC, Inc.	9,800	132,790

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Total System Services, Inc.	1,200	$29,736
Western Union Co.	91,695	1,379,093

		13,927,647

Office Electronics (0.1%)
Xerox Corp.	72,094	620,008
Zebra Technologies Corp., Class A*	2,300	108,399

		728,407

Semiconductors & Semiconductor Equipment (1.9%)
Analog Devices, Inc.	14,600	678,754
Applied Materials, Inc.	228,100	3,074,788
Atmel Corp.*	21,700	151,032
Avago Technologies Ltd.	700	25,144
Broadcom Corp., Class A	11,200	388,304
Cree, Inc.*	6,200	339,202
Cypress Semiconductor Corp.*	3,300	36,399
Fairchild Semiconductor International, Inc.*	6,800	96,152
Freescale Semiconductor Ltd.*	100	1,489
Intel Corp.	130,350	2,848,147
KLA-Tencor Corp.	9,000	474,660
Lam Research Corp.*	7,312	303,156
Marvell Technology Group Ltd.	25,100	265,558
Maxim Integrated Products, Inc.	7,800	254,670
Micron Technology, Inc.*	224,500	2,240,510
NVIDIA Corp.	33,100	424,342
ON Semiconductor Corp.*	24,300	201,204
PMC-Sierra, Inc.*	12,400	84,196
Silicon Laboratories, Inc.*	200	8,272
Skyworks Solutions, Inc.*	1,100	24,233
Teradyne, Inc.*	8,700	141,114
Texas Instruments, Inc.	280,925	9,967,219

		22,028,545

Software (1.1%)
Activision Blizzard, Inc.	22,600	329,282
Adobe Systems, Inc.*	123,300	5,364,783
CA, Inc.	26,700	672,039
Compuware Corp.*	11,000	137,500
Electronic Arts, Inc.*	51,400	909,780
Oracle Corp.	81,035	2,620,672
Rovi Corp.*	4,700	100,627
ServiceNow, Inc.*	177	6,407
Symantec Corp.*	104,900	2,588,932
Synopsys, Inc.*	7,200	258,336
Workday, Inc., Class A*	420	25,885

		13,014,243

Total Information Technology		81,914,434

Materials (3.3%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	32,890	2,865,377
Albemarle Corp.	2,100	131,292
Ashland, Inc.	4,200	312,060
Cabot Corp.	3,400	116,280
CF Industries Holdings, Inc.	3,981	757,863
Cytec Industries, Inc.	2,500	185,200
Dow Chemical Co.	64,000	2,037,760
Eastman Chemical Co.	1,500	104,805
Huntsman Corp.	87,800	1,632,202
Intrepid Potash, Inc.	1,500	28,140
Kronos Worldwide, Inc.	1,000	15,650
LyondellBasell Industries N.V., Class A	58,000	3,670,820
Monsanto Co.	51,400	5,429,382
Mosaic Co.	60,500	3,606,405
PPG Industries, Inc.	20,650	2,765,861
Rockwood Holdings, Inc.	2,600	170,144
RPM International, Inc.	4,300	135,794
Scotts Miracle-Gro Co., Class A	300	12,972
W.R. Grace & Co.*	300	23,253
Westlake Chemical Corp.	800	74,800

		24,076,060

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,200	122,424
Vulcan Materials Co.	6,900	356,730

		479,154

Containers & Packaging (0.2%)
AptarGroup, Inc.	2,400	137,640
Bemis Co., Inc.	5,500	221,980
Crown Holdings, Inc.*	6,000	249,660
Greif, Inc., Class A	1,700	91,154
MeadWestvaco Corp.	9,200	333,960
Owens-Illinois, Inc.*	2,200	58,630
Packaging Corp. of America	400	17,948
Rock-Tenn Co., Class A	3,400	315,486
Sealed Air Corp.	10,300	248,333
Sonoco Products Co.	5,400	188,946

		1,863,737

Metals & Mining (0.9%)
Alcoa, Inc.	57,000	485,640
Allegheny Technologies, Inc.	5,700	180,747
Barrick Gold Corp.	141,650	4,164,510
Carpenter Technology Corp.	2,200	108,438
Cliffs Natural Resources, Inc.	7,600	144,476
Commercial Metals Co.	6,200	98,270
Freeport-McMoRan Copper & Gold, Inc.	50,800	1,681,480
Molycorp, Inc.*	2,600	13,520
Newmont Mining Corp.	26,300	1,101,707
Nucor Corp.	17,000	784,550
Reliance Steel & Aluminum Co.	4,000	284,680
Southern Copper Corp.	2,200	82,654
Steel Dynamics, Inc.	9,100	144,417
Tahoe Resources, Inc.*	3,300	58,047
United States Steel Corp.	7,700	150,150
Walter Energy, Inc.	3,300	94,050

		9,577,336

Paper & Forest Products (0.1%)
Domtar Corp.	2,000	155,240
International Paper Co.	23,400	1,089,972

		1,245,212

Total Materials		37,241,499

Telecommunication Services (3.1%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	475,625	17,450,681
CenturyLink, Inc.	47,864	1,681,462
Frontier Communications Corp.	53,339	212,289
Level 3 Communications, Inc.*	4,140	84,001
Verizon Communications, Inc.	34,760	1,708,454
Windstream Corp.	12,700	100,965

		21,237,852

Wireless Telecommunication Services (1.2%)
Clearwire Corp., Class A*	18,700	60,588
MetroPCS Communications, Inc.*	16,200	176,580
NII Holdings, Inc.*	9,100	39,403
Sprint Nextel Corp.*	160,500	996,705

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Telephone & Data Systems, Inc.	5,026	$105,898
U.S. Cellular Corp.*	700	25,200
Vodafone Group plc	1,082,541	3,069,322
Vodafone Group plc (ADR)	312,700	8,883,807

		13,357,503

Total Telecommunication Services		34,595,355

Utilities (3.2%)
Electric Utilities (1.9%)
American Electric Power Co., Inc.	45,900	2,232,117
Duke Energy Corp.	37,712	2,737,514
Edison International	49,700	2,500,904
Entergy Corp.	9,500	600,780
Exelon Corp.	45,586	1,571,805
FirstEnergy Corp.	22,370	944,014
Great Plains Energy, Inc.	7,200	166,968
Hawaiian Electric Industries, Inc.	5,100	141,321
NextEra Energy, Inc.	22,300	1,732,264
Northeast Utilities	16,778	729,172
NV Energy, Inc.	106,000	2,123,180
OGE Energy Corp.	5,300	370,894
Pepco Holdings, Inc.	12,200	261,080
Pinnacle West Capital Corp.	5,900	341,551
PPL Corp.	42,676	1,336,186
Southern Co.	46,500	2,181,780
Westar Energy, Inc.	6,700	222,306
Xcel Energy, Inc.	26,000	772,200

		20,966,036

Gas Utilities (0.2%)
AGL Resources, Inc.	6,300	264,285
Atmos Energy Corp.	37,600	1,605,144
National Fuel Gas Co.	3,900	239,265
Questar Corp.	7,300	177,609
UGI Corp.	6,000	230,340

		2,516,643

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	34,300	431,151
Calpine Corp.*	21,600	444,960
NRG Energy, Inc.	12,100	320,529

		1,196,640

Multi-Utilities (1.0%)
Alliant Energy Corp.	5,900	296,062
Ameren Corp.	13,000	455,260
CenterPoint Energy, Inc.	33,100	793,076
CMS Energy Corp.	14,000	391,160
Consolidated Edison, Inc.	15,700	958,171
Dominion Resources, Inc.	30,600	1,780,308
DTE Energy Co.	13,400	915,756
Integrys Energy Group, Inc.	4,200	244,272
MDU Resources Group, Inc.	10,100	252,399
NiSource, Inc.	15,200	445,968
PG&E Corp.	22,600	1,006,378
Public Service Enterprise Group, Inc.	38,645	1,327,069
SCANA Corp.	6,300	322,308
Sempra Energy	12,900	1,031,226
TECO Energy, Inc.	11,500	204,930
Vectren Corp.	4,400	155,848
Wisconsin Energy Corp.	12,300	527,547

		11,107,738

Water Utilities (0.0%)
American Water Works Co., Inc.	9,400	389,536
Aqua America, Inc.	6,600	207,504

		597,040

Total Utilities		36,384,097

Total Common Stocks (90.8%) (Cost $748,740,486)		1,027,212,802

CONVERTIBLE PREFERRED STOCKS:
Industrials (0.0%)
Aerospace & Defense (0.0%)
United Technologies Corp. 7.500%	5,230	313,015

Total Industrials		313,015

Utilities (0.1%)
Electric Utilities (0.1%)
PPL Corp. 9.500%	7,500	411,000

Total Utilities		411,000

Total Convertible Preferred Stock (0.1%) (Cost $637,641)		724,015

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/30* (Cost $1,590)	300	2,121

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
HSBC USA, Inc. 0.06%, 4/1/13(p)	$1,322,000	1,321,998

Government Securities (1.9%)
U.S. Treasury Bills 0.09%, 5/2/13#(p)	22,010,000	22,008,203

Total Short-Term Investments (2.0%) (Cost $23,329,346)		23,330,201

Total Investments (92.9%) (Cost $772,709,063)		1,051,269,139
Other Assets Less Liabilities (7.1%)		79,945,658

Net Assets (100%)		$1,131,214,797

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,008,203.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	1,017	June-13	$77,309,678	$79,463,295	$2,153,617
S&P MidCap 400 E-Mini Index	128	June-13	14,068,679	14,732,800	664,121

					$2,817,738

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$119,588,401	$—	$—	$119,588,401
Consumer Staples	77,659,536	8,073,410	—	85,732,946
Energy	137,573,424	—	—	137,573,424
Financials	239,142,153	—	—	239,142,153
Health Care	148,744,927	1,174,259	—	149,919,186
Industrials	105,121,307	—	—	105,121,307
Information Technology	81,914,434	—	—	81,914,434
Materials	37,150,345	91,154	—	37,241,499
Telecommunication Services	31,526,033	3,069,322	—	34,595,355
Utilities	36,384,097	—	—	36,384,097
Convertible Preferred Stocks
Industrials	313,015	—	—	313,015
Utilities	411,000	—	—	411,000
Futures	2,817,738	—	—	2,817,738
Rights
Health Care	2,121	—	—	2,121
Short-Term Investments	—	23,330,201	—	23,330,201

Total Assets	$1,018,348,531	$35,738,346	$—	$1,054,086,877

Total Liabilities	$—	$—	$—	$—

Total	$1,018,348,531	$35,738,346	$—	$1,054,086,877

(a)	A security with a market value of $91,154 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$63,328,212
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$118,315,136

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,693,497
Aggregate gross unrealized depreciation	(13,074,245)

Net unrealized appreciation	$262,619,252

Federal income tax cost of investments	$788,649,887

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.2%)
Auto Components (0.9%)
Allison Transmission Holdings, Inc.	41,363	$993,126
Cooper Tire & Rubber Co.	5,716	146,672
Dana Holding Corp.	1,592	28,385
Dorman Products, Inc.	2,584	96,151
Drew Industries, Inc.	970	35,221
Fuel Systems Solutions, Inc.*	333	5,484
Gentex Corp.	15,242	304,992
Gentherm, Inc.*	3,147	51,548
Goodyear Tire & Rubber Co.*	25,883	326,385
Tenneco, Inc.*	60,608	2,382,500
Tower International, Inc.*	580	8,120
Visteon Corp.*	328	18,926

		4,397,510

Automobiles (0.1%)
Tesla Motors, Inc.*	7,486	283,644
Thor Industries, Inc.	328	12,067
Winnebago Industries, Inc.*	895	18,473

		314,184

Distributors (0.5%)
Core-Mark Holding Co., Inc.	206	10,570
LKQ Corp.*	94,654	2,059,671
Pool Corp.	5,026	241,248
Weyco Group, Inc.	42	1,029

		2,312,518

Diversified Consumer Services (0.8%)
American Public Education, Inc.*	1,924	67,128
Apollo Group, Inc., Class A*	10,137	176,282
Bridgepoint Education, Inc.*	1,863	19,058
Bright Horizons Family Solutions, Inc.*	766	25,883
Capella Education Co.*	1,339	41,696
Coinstar, Inc.*	22,653	1,323,388
Collectors Universe	569	6,697
Grand Canyon Education, Inc.*	43,422	1,102,485
Hillenbrand, Inc.	5,813	146,953
ITT Educational Services, Inc.*	2,578	35,525
K12, Inc.*	30,579	737,260
LifeLock, Inc.*	1,779	17,132
Mac-Gray Corp.	177	2,266
Matthews International Corp., Class A	1,421	49,579
National American University Holdings, Inc.	364	1,420
Sotheby’s, Inc.	2,513	94,011
Steiner Leisure Ltd.*	1,627	78,682
Strayer Education, Inc.	1,267	61,297
Universal Technical Institute, Inc.	1,501	18,958
Weight Watchers International, Inc.	2,823	118,876

		4,124,576

Hotels, Restaurants & Leisure (2.8%)
AFC Enterprises, Inc.*	2,575	93,550
Ameristar Casinos, Inc.	3,017	79,136
Bally Technologies, Inc.*	4,333	225,186
Biglari Holdings, Inc.*	15	5,598
BJ’s Restaurants, Inc.*	2,586	86,062
Bloomin’ Brands, Inc.*	45,672	816,159
Bob Evans Farms, Inc.	424	18,071
Boyd Gaming Corp.*	464	3,837
Bravo Brio Restaurant Group, Inc.*	2,079	32,911
Brinker International, Inc.	7,498	282,300
Buffalo Wild Wings, Inc.*	28,612	2,504,408
Burger King Worldwide, Inc.	68,535	1,309,018
Caesars Entertainment Corp.*	3,467	54,987
Carrols Restaurant Group, Inc.*	1,093	5,673
CEC Entertainment, Inc.	1,952	63,928
Cheesecake Factory, Inc.	5,705	220,270
Choice Hotels International, Inc.	253	10,704
Churchill Downs, Inc.	445	31,168
Chuy’s Holdings, Inc.*	528	17,202
Cracker Barrel Old Country Store, Inc.	2,040	164,934
Del Frisco’s Restaurant Group, Inc.*.	458	7,603
Denny’s Corp.*	8,057	46,489
DineEquity, Inc.	1,619	111,371
Domino’s Pizza, Inc.	6,124	315,019
Dunkin’ Brands Group, Inc.	7,540	278,075
Einstein Noah Restaurant Group, Inc.	557	8,260
Fiesta Restaurant Group, Inc.*	1,557	41,369
Ignite Restaurant Group, Inc.*	704	10,335
Interval Leisure Group, Inc.	4,082	88,743
Jack in the Box, Inc.*	31,777	1,099,166
Jamba, Inc.*	8,735	24,895
Life Time Fitness, Inc.*	24,660	1,054,955
Morgans Hotel Group Co.*	1,019	6,032
MTR Gaming Group, Inc.*	2,434	8,032
Multimedia Games Holding Co., Inc.*	2,889	60,293
Nathan’s Famous, Inc.*	276	11,661
Norwegian Cruise Line Holdings Ltd.*	39,780	1,179,477
Orient-Express Hotels Ltd., Class A*	77,416	763,322
Panera Bread Co., Class A*	10,787	1,782,444
Papa John’s International, Inc.*	1,792	110,781
Penn National Gaming, Inc.*	549	29,882
Pinnacle Entertainment, Inc.*	393	5,746
Premier Exhibitions, Inc.*	2,718	7,230
Red Robin Gourmet Burgers, Inc.*	683	31,145
Ruth’s Hospitality Group, Inc.*	3,774	36,004
Scientific Games Corp., Class A*	642	5,617
SHFL Entertainment, Inc.*	5,798	96,073
Six Flags Entertainment Corp.	3,927	284,629
Sonic Corp.*	4,836	62,288
Texas Roadhouse, Inc.	6,604	133,335
Town Sports International Holdings, Inc.	2,482	23,480
Vail Resorts, Inc.	1,342	83,633
Wyndham Worldwide Corp.	7,300	470,704

		14,303,190

Household Durables (0.6%)
American Greetings Corp., Class A	252	4,057
Blyth, Inc.	1,113	19,322
Cavco Industries, Inc.*	662	31,491
D.R. Horton, Inc.	2,139	51,978
Ethan Allen Interiors, Inc.	2,208	72,687
iRobot Corp.*	2,890	74,157
Jarden Corp.*	2,892	123,922
La-Z-Boy, Inc.	1,595	30,098
Libbey, Inc.*	2,196	42,449
Meritage Homes Corp.*	790	37,019
NVR, Inc.*	479	517,373
Ryland Group, Inc.	2,669	111,084
Skullcandy, Inc.*	1,732	9,145
Tempur-Pedic International, Inc.*	6,308	313,066
TRI Pointe Homes, Inc.*	164	3,305
Tupperware Brands Corp.	5,923	484,146
Whirlpool Corp.	8,170	967,818

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Zagg, Inc.*	2,730	$19,874

		2,912,991

Internet & Catalog Retail (1.6%)
1-800-FLOWERS.COM, Inc., Class A*	199	989
Blue Nile, Inc.*	21,711	747,944
CafePress, Inc.*	487	2,927
Geeknet, Inc.*	455	6,720
HomeAway, Inc.*	58,875	1,913,438
HSN, Inc.	3,768	206,712
Kayak Software Corp.*	257	10,270
Netflix, Inc.*	12,327	2,334,857
Nutrisystem, Inc.	3,025	25,652
Orbitz Worldwide, Inc.*	2,482	14,172
Overstock.com, Inc.*	1,220	15,030
PetMed Express, Inc.	2,173	29,151
Shutterfly, Inc.*	45,988	2,031,290
TripAdvisor, Inc.*	18,200	955,864
U.S. Auto Parts Network, Inc.*	1,660	1,992
Vitacost.com, Inc.*	2,359	17,056

		8,314,064

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	1,331	58,165
Brunswick Corp.	9,456	323,584
LeapFrog Enterprises, Inc.*	5,412	46,327
Marine Products Corp.	622	4,578
Polaris Industries, Inc.	6,848	633,371
Smith & Wesson Holding Corp.*	6,838	61,542
Sturm Ruger & Co., Inc.	2,027	102,830

		1,230,397

Media (1.2%)
AMC Networks, Inc., Class A*	8,558	540,694
Arbitron, Inc.	2,801	131,283
Belo Corp., Class A	3,587	35,260
Cablevision Systems Corp. - New York Group, Class A	2,380	35,605
Carmike Cinemas, Inc.*	615	11,144
Cinemark Holdings, Inc.	12,175	358,432
Clear Channel Outdoor Holdings, Inc., Class A*	2,647	19,826
Crown Media Holdings, Inc., Class A*	1,013	2,077
Global Sources Ltd.*	333	2,518
Imax Corp.*	41,400	1,106,622
Interpublic Group of Cos., Inc.	2,619	34,126
John Wiley & Sons, Inc., Class A	2,148	83,686
Lamar Advertising Co., Class A*	7,031	341,777
Lions Gate Entertainment Corp.*	8,415	200,025
Madison Square Garden Co., Class A*	374	21,542
MDC Partners, Inc., Class A	985	15,927
Morningstar, Inc.	2,387	166,899
National CineMedia, Inc.	63,026	994,550
Nexstar Broadcasting Group, Inc., Class A	309	5,562
Outdoor Channel Holdings, Inc.	473	4,219
Pandora Media, Inc.*	127,602	1,806,844
ReachLocal, Inc.*	1,037	15,514
Regal Entertainment Group, Class A	3,161	52,694
Rentrak Corp.*	605	13,298
Sinclair Broadcast Group, Inc., Class A	440	8,906
Valassis Communications, Inc.	2,595	77,513
Value Line, Inc.	101	951
World Wrestling Entertainment, Inc., Class A	2,653	23,399

		6,110,893

Multiline Retail (0.1%)
Big Lots, Inc.*	6,301	222,236
Gordmans Stores, Inc.*	901	10,551

		232,787

Specialty Retail (4.6%)
Aaron’s, Inc.	6,129	175,780
Aeropostale, Inc.*	8,614	117,150
American Eagle Outfitters, Inc.	16,068	300,472
America’s Car-Mart, Inc.*	855	39,963
ANN, Inc.*	5,184	150,440
Asbury Automotive Group, Inc.*	2,600	95,394
Ascena Retail Group, Inc.*	13,023	241,577
AutoNation, Inc.*	1,971	86,231
Barnes & Noble, Inc.*	263	4,326
bebe stores, Inc.	402	1,676
Body Central Corp.*	1,738	16,337
Buckle, Inc.	2,943	137,291
Cabela’s, Inc.*	4,476	272,051
CarMax, Inc.*	25,853	1,078,070
Cato Corp., Class A	2,863	69,113
Chico’s FAS, Inc.	12,456	209,261
Children’s Place Retail Stores, Inc.*	978	43,834
Citi Trends, Inc.*	41,425	423,778
Conn’s, Inc.*	179	6,426
Destination Maternity Corp.	638	14,929
Dick’s Sporting Goods, Inc.	60,356	2,854,839
DSW, Inc., Class A	16,932	1,080,262
Dufry AG (Registered)*	6,916	858,216
Express, Inc.*	9,482	168,874
Finish Line, Inc., Class A	2,064	40,434
Five Below, Inc.*	32,204	1,220,210
Foot Locker, Inc.	3,315	113,506
Francesca’s Holdings Corp.*	78,582	2,252,160
Genesco, Inc.*	2,596	155,994
GNC Holdings, Inc., Class A	7,307	287,019
Guess?, Inc.	25,000	620,750
hhgregg, Inc.*	115	1,271
Hibbett Sports, Inc.*	2,802	157,668
Hot Topic, Inc.	4,431	61,502
Jos. A. Bank Clothiers, Inc.*	2,737	109,206
Lithia Motors, Inc., Class A	15,300	726,444
Lumber Liquidators Holdings, Inc.*	22,653	1,590,694
Mattress Firm Holding Corp.*	21,876	755,597
Men’s Wearhouse, Inc.	1,137	37,999
Monro Muffler Brake, Inc.	3,266	129,693
New York & Co., Inc.*	1,822	7,452
Penske Automotive Group, Inc.	1,142	38,097
Pier 1 Imports, Inc.	10,290	236,670
Restoration Hardware Holdings, Inc.*	125	4,375
rue21, Inc.*	1,650	48,493
Sally Beauty Holdings, Inc.*	15,347	450,895
Select Comfort Corp.*	6,027	119,154
Systemax, Inc.	79	782
Tilly’s, Inc., Class A*	981	12,478
Tractor Supply Co.	9,965	1,037,655
Ulta Salon Cosmetics & Fragrance, Inc.*	21,237	1,723,807
Urban Outfitters, Inc.*	29,804	1,154,607
Vitamin Shoppe, Inc.*	28,565	1,395,400
Williams-Sonoma, Inc.	5,251	270,531

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Winmark Corp.	246	$15,496
Zumiez, Inc.*	2,294	52,533

		23,274,862

Textiles, Apparel & Luxury Goods (1.8%)
Carter’s, Inc.*	5,127	293,623
Cherokee, Inc.	756	10,357
Crocs, Inc.*	9,525	141,161
Deckers Outdoor Corp.*	2,325	129,479
Fifth & Pacific Cos., Inc.*	690	13,027
Fossil, Inc.*	5,783	558,638
G-III Apparel Group Ltd.*	231	9,265
Hanesbrands, Inc.*	30,873	1,406,574
Iconix Brand Group, Inc.*	41,097	1,063,179
Maidenform Brands, Inc.*	1,798	31,519
Movado Group, Inc.	145	4,860
Oxford Industries, Inc.	1,480	78,588
PVH Corp.	14,382	1,536,141
R.G. Barry Corp.	837	11,208
Samsonite International S.A.	501,900	1,254,338
Steven Madden Ltd.*	4,161	179,506
True Religion Apparel, Inc.	2,717	70,941
Tumi Holdings, Inc.*	14,236	298,102
Under Armour, Inc., Class A*	17,734	907,981
Vera Bradley, Inc.*	2,151	50,828
Wolverine World Wide, Inc.	28,342	1,257,535

		9,306,850

Total Consumer Discretionary		76,834,822

Consumer Staples (2.8%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	6,424	1,025,527
Coca-Cola Bottling Co. Consolidated	493	29,738
Craft Brew Alliance, Inc.*	474	3,526
National Beverage Corp.	1,232	17,310

		1,076,101

Food & Staples Retailing (0.5%)
Arden Group, Inc., Class A	74	7,481
Casey’s General Stores, Inc.	18,933	1,103,794
Chefs’ Warehouse, Inc.*	1,173	21,665
Fresh Market, Inc.*	2,925	125,102
Harris Teeter Supermarkets, Inc.	633	27,036
Natural Grocers by Vitamin Cottage, Inc.*	290	6,540
Pantry, Inc.*	176	2,195
Pricesmart, Inc.	1,929	150,134
Rite Aid Corp.*	5,778	10,978
Roundy’s, Inc.	2,148	14,112
SUPERVALU, Inc.	16,978	85,569
Susser Holdings Corp.*	493	25,197
United Natural Foods, Inc.*	5,161	253,921
Whole Foods Market, Inc.	9,540	827,595

		2,661,319

Food Products (1.5%)
Alico, Inc.	162	7,493
Annie’s, Inc.*	373	14,271
B&G Foods, Inc.	5,553	169,311
Calavo Growers, Inc.	1,249	35,946
Cal-Maine Foods, Inc.	1,327	56,477
Darling International, Inc.*	3,767	67,655
Dean Foods Co.*	16,756	303,786
Farmer Bros Co.*	74	1,088
Flowers Foods, Inc.	11,887	391,558
Green Mountain Coffee Roasters, Inc.*	53,578	3,041,087
Hain Celestial Group, Inc.*	14,303	873,627
Ingredion, Inc.	1,733	125,331
Inventure Foods, Inc.*	1,401	10,900
J&J Snack Foods Corp.	1,567	120,487
Lancaster Colony Corp.	1,955	150,535
Lifeway Foods, Inc.	498	6,922
Limoneira Co.	1,023	19,764
Pilgrim’s Pride Corp.*	5,098	46,851
Post Holdings, Inc.*	1,957	84,014
Sanderson Farms, Inc.	2,429	132,672
Snyders-Lance, Inc.	4,148	104,779
SunOpta, Inc.*	21,148	152,266
Tootsie Roll Industries, Inc.	2,432	72,736
TreeHouse Foods, Inc.*	20,362	1,326,584
WhiteWave Foods Co., Class A*	1,421	24,256

		7,340,396

Household Products (0.2%)
Central Garden & Pet Co., Class A*	618	5,080
Orchids Paper Products Co.	298	6,952
Spectrum Brands Holdings, Inc.	18,881	1,068,476
WD-40 Co.	1,696	92,890

		1,173,398

Personal Products (0.4%)
Elizabeth Arden, Inc.*	2,273	91,488
Female Health Co.	2,010	14,553
Herbalife Ltd.	11,447	428,690
Hypermarcas S.A.*	104,600	828,725
Inter Parfums, Inc.	1,226	29,951
Medifast, Inc.*	1,308	29,979
Nature’s Sunshine Products, Inc.	759	11,567
Nu Skin Enterprises, Inc., Class A	5,686	251,321
Prestige Brands Holdings, Inc.*	3,508	90,121
Star Scientific, Inc.*	15,610	25,913
Synutra International, Inc.*	1,740	8,178
USANA Health Sciences, Inc.*	572	27,645

		1,838,131

Tobacco (0.0%)
Vector Group Ltd.	4,445	71,653

Total Consumer Staples		14,160,998

Energy (4.4%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	1,892	99,406
C&J Energy Services, Inc.*	36,160	828,064
CARBO Ceramics, Inc.	2,093	190,610
Dresser-Rand Group, Inc.*	8,015	494,205
Dril-Quip, Inc.*	11,021	960,701
Era Group, Inc.*	949	19,929
Forum Energy Technologies, Inc.*	2,516	72,360
Geospace Technologies Corp.*	1,349	145,584
Global Geophysical Services, Inc.*	2,156	5,282
Gulfmark Offshore, Inc., Class A	620	24,155
Heckmann Corp.*	1,008	4,324
Helmerich & Payne, Inc.	2,350	142,645
ION Geophysical Corp.*	13,902	94,673
Key Energy Services, Inc.*	102,900	831,432
Lufkin Industries, Inc.	3,558	236,216
Matrix Service Co.*	501	7,465
Mitcham Industries, Inc.*	870	14,720
Oceaneering International, Inc.	29,186	1,938,242

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Oil States International, Inc.*	17,511	$1,428,372
PHI, Inc. (Non-Voting)*	111	3,797
Pioneer Energy Services Corp.*	114,692	946,209
RigNet, Inc.*	1,290	32,173
RPC, Inc.	5,649	85,695
SEACOR Holdings, Inc.	936	68,964
Superior Energy Services, Inc.*	16,100	418,117
TGC Industries, Inc.	1,565	15,494
Trican Well Service Ltd.	70,350	1,031,860
Willbros Group, Inc.*	921	9,044

		10,149,738

Oil, Gas & Consumable Fuels (2.4%)
Abraxas Petroleum Corp.*	8,822	20,379
Alon USA Energy, Inc.	948	18,059
Apco Oil and Gas International, Inc.	926	11,482
Approach Resources, Inc.*	3,505	86,258
Berry Petroleum Co., Class A	5,534	256,169
Bonanza Creek Energy, Inc.*	171	6,613
BPZ Resources, Inc.*	3,511	7,970
Cabot Oil & Gas Corp.	12,480	843,773
Carrizo Oil & Gas, Inc.*	3,626	93,442
Ceres, Inc.*	627	2,182
Cheniere Energy, Inc.*	14,842	415,576
Clayton Williams Energy, Inc.*	64	2,799
Clean Energy Fuels Corp.*	7,054	91,702
Cobalt International Energy, Inc.*	18,020	508,164
Contango Oil & Gas Co.	1,231	49,351
Crosstex Energy, Inc.	3,997	76,982
CVR Energy, Inc.	1,209	62,409
Diamondback Energy, Inc.*	722	19,379
Endeavour International Corp.*	4,636	13,676
Energy XXI Bermuda Ltd.	6,095	165,906
Evolution Petroleum Corp.*	1,751	17,773
FX Energy, Inc.*	5,656	19,004
GasLog Ltd.	1,084	13,940
Gevo, Inc.*	3,093	6,928
Golar LNG Ltd.	4,588	169,573
Goodrich Petroleum Corp.*	2,783	43,554
Gulfport Energy Corp.*	2,702	123,833
Halcon Resources Corp.*	10,300	80,237
Harvest Natural Resources, Inc.*	222	779
Isramco, Inc.*	109	10,806
KiOR, Inc., Class A*	2,816	13,094
Kodiak Oil & Gas Corp.*	27,928	253,866
Kosmos Energy Ltd.*	7,517	84,942
Laredo Petroleum Holdings, Inc.*	44,691	817,398
Magnum Hunter Resources Corp.*	5,569	22,332
Matador Resources Co.*	1,245	11,031
Midstates Petroleum Co., Inc.*	1,162	9,935
Northern Oil and Gas, Inc.*	6,706	96,432
Oasis Petroleum, Inc.*	35,227	1,341,092
Panhandle Oil and Gas, Inc., Class A	764	21,889
PDC Energy, Inc.*	13,300	659,281
Pioneer Natural Resources Co.	8,670	1,077,248
Renewable Energy Group, Inc.*	270	2,076
Rentech, Inc.	16,191	38,049
REX American Resources Corp.*	67	1,482
Rex Energy Corp.*	47,100	776,208
Rosetta Resources, Inc.*	5,590	265,972
Sanchez Energy Corp.*	54,932	1,094,245
Saratoga Resources, Inc.*	2,243	5,966
SM Energy Co.	18,672	1,105,756
Solazyme, Inc.*	3,492	27,273
Southwestern Energy Co.*	17,140	638,636
Synergy Resources Corp.*	197	1,351
Targa Resources Corp.	3,070	208,637
Uranerz Energy Corp.*	6,726	8,542
Uranium Energy Corp.*	4,358	9,588
VAALCO Energy, Inc.*	6,181	46,914
W&T Offshore, Inc.	279	3,962
Warren Resources, Inc.*	1,553	4,985
Western Refining, Inc.	3,620	128,184
World Fuel Services Corp.	2,463	97,830
ZaZa Energy Corp.*	1,230	2,226

		12,115,120

Total Energy		22,264,858

Financials (7.2%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	15,767	2,421,338
Artisan Partners Asset Management, Inc.*	2,800	110,460
BGC Partners, Inc., Class A	10,301	42,852
Cohen & Steers, Inc.	1,947	70,228
Diamond Hill Investment Group, Inc.	285	22,176
Duff & Phelps Corp., Class A	922	14,300
Eaton Vance Corp.	12,216	510,995
Evercore Partners, Inc., Class A	35,890	1,493,024
Federated Investors, Inc., Class B	8,110	191,964
Financial Engines, Inc.	4,904	177,623
GAMCO Investors, Inc., Class A	691	36,699
Greenhill & Co., Inc.	3,086	164,731
HFF, Inc., Class A	2,961	59,013
ICG Group, Inc.*	292	3,644
Ladenburg Thalmann Financial Services, Inc.*	11,055	18,351
Lazard Ltd., Class A	46,517	1,587,625
LPL Financial Holdings, Inc.	4,621	148,981
Main Street Capital Corp.	253	8,119
Manning & Napier, Inc.	33,000	545,820
OFS Capital Corp.	150	2,100
Pzena Investment Management, Inc., Class A	657	4,271
SEI Investments Co.	14,535	419,335
Stellus Capital Investment Corp.	156	2,312
Stifel Financial Corp.*	28,860	1,000,576
Virtus Investment Partners, Inc.*	4,736	882,222
Waddell & Reed Financial, Inc., Class A	9,141	400,193
Westwood Holdings Group, Inc.	706	31,368
WhiteHorse Finance, Inc.	109	1,725
WisdomTree Investments, Inc.*	6,176	64,230

		10,436,275

Commercial Banks (1.3%)
Arrow Financial Corp.	53	1,306
Bank of the Ozarks, Inc.	2,255	100,009
Bridge Capital Holdings*	287	4,374
Eagle Bancorp, Inc.*	127	2,780
First Republic Bank/California	15,951	616,028
FNB United Corp.*	791	7,720
Hancock Holding Co.	18,800	581,296
IBERIABANK Corp.	19,606	980,692
Investors Bancorp, Inc.	795	14,930
Penns Woods Bancorp, Inc.	27	1,106
Signature Bank/New York*	23,214	1,828,335
SVB Financial Group*	14,510	1,029,339
TCF Financial Corp.	63,500	949,960
Texas Capital Bancshares, Inc.*	3,693	149,382

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Westamerica Bancorp	1,621	$73,480

		6,340,737

Consumer Finance (0.3%)
Cash America International, Inc.	1,284	67,371
Credit Acceptance Corp.*	778	95,025
DFC Global Corp.*	3,639	60,553
Encore Capital Group, Inc.*	1,712	51,531
EZCORP, Inc., Class A*	3,491	74,358
First Cash Financial Services, Inc.*	3,037	177,179
Green Dot Corp., Class A*	2,519	42,093
Netspend Holdings, Inc.*	49,489	786,380
Portfolio Recovery Associates, Inc.*	1,806	229,218
Regional Management Corp.*	485	9,797
World Acceptance Corp.*	1,027	88,188

		1,681,693

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	8,027	296,517
IntercontinentalExchange, Inc.*	7,940	1,294,776
MarketAxess Holdings, Inc.	3,866	144,202
MicroFinancial, Inc.	375	3,161
MSCI, Inc.*	12,863	436,442

		2,175,098

Insurance (1.0%)
Allied World Assurance Co. Holdings AG	1,973	182,937
American Safety Insurance Holdings Ltd.*	113	2,821
Amtrust Financial Services, Inc.	456	15,800
Aon plc	14,180	872,070
Arch Capital Group Ltd.*	1,610	84,638
Arthur J. Gallagher & Co.	12,552	518,523
Assured Guaranty Ltd.	32,110	661,787
Brown & Brown, Inc.	1,111	35,597
Donegal Group, Inc., Class A	75	1,145
eHealth, Inc.*	2,201	39,354
Endurance Specialty Holdings Ltd.	489	23,379
Erie Indemnity Co., Class A	2,736	206,650
First American Financial Corp.	1,061	27,130
Greenlight Capital Reinsurance Ltd., Class A*	844	20,636
Hallmark Financial Services*	161	1,449
Hanover Insurance Group, Inc.	22,338	1,109,752
Homeowners Choice, Inc.	177	4,823
Meadowbrook Insurance Group, Inc.	428	3,017
Montpelier Reinsurance Holdings Ltd.	665	17,323
Navigators Group, Inc.*	452	26,555
State Auto Financial Corp.	254	4,425
Tower Group International Ltd.	2,285	42,158
Universal Insurance Holdings, Inc.	226	1,096
Validus Holdings Ltd.	1,573	58,783
XL Group plc	30,640	928,392

		4,890,240

Real Estate Investment Trusts (REITs) (1.7%)
Acadia Realty Trust (REIT)	5,647	156,817
Alexander’s, Inc. (REIT)	221	72,861
American Campus Communities, Inc. (REIT)	1,077	48,831
AmREIT, Inc. (REIT), Class B	60	1,168
Apartment Investment & Management Co. (REIT), Class A	10,836	332,232
Apollo Residential Mortgage, Inc. (REIT)	320	7,133
Associated Estates Realty Corp. (REIT)	2,285	42,592
BRE Properties, Inc. (REIT)	2,300	111,964
Camden Property Trust (REIT)	6,735	462,560
Coresite Realty Corp. (REIT)	1,096	38,338
CyrusOne, Inc. (REIT)	9,556	218,259
DuPont Fabros Technology, Inc. (REIT)	3,061	74,290
EastGroup Properties, Inc. (REIT)	2,979	173,378
Equity Lifestyle Properties, Inc. (REIT)	3,611	277,325
Essex Property Trust, Inc. (REIT)	4,026	606,235
Extra Space Storage, Inc. (REIT)	7,359	288,988
Federal Realty Investment Trust (REIT)	5,321	574,881
FelCor Lodging Trust, Inc. (REIT)*	7,810	46,470
Glimcher Realty Trust (REIT)	13,302	154,303
Gyrodyne Co. of America, Inc. (REIT)	123	9,042
Highwoods Properties, Inc. (REIT)	6,742	266,781
Home Properties, Inc. (REIT)	2,899	183,855
Host Hotels & Resorts, Inc. (REIT)	65,281	1,141,765
Inland Real Estate Corp. (REIT)	3,654	36,869
JAVELIN Mortgage Investment Corp. (REIT)	122	2,397
Kilroy Realty Corp. (REIT)	607	31,807
LTC Properties, Inc. (REIT)	708	28,837
Mid-America Apartment Communities, Inc. (REIT)	4,095	282,801
Monmouth Real Estate Investment Corp. (REIT), Class A	1,901	21,196
National Health Investors, Inc. (REIT)	2,598	170,039
Omega Healthcare Investors, Inc. (REIT)	11,867	360,282
Post Properties, Inc. (REIT)	2,358	111,062
Potlatch Corp. (REIT)	2,683	123,042
PS Business Parks, Inc. (REIT)	1,620	127,850
Rayonier, Inc. (REIT)	10,284	613,646
Regency Centers Corp. (REIT)	5,741	303,756
Ryman Hospitality Properties (REIT)	2,321	106,186
Saul Centers, Inc. (REIT)	798	34,905
Silver Bay Realty Trust Corp. (REIT)	622	12,875
Sovran Self Storage, Inc. (REIT)	2,943	189,794
Spirit Realty Capital, Inc. (REIT)	647	12,293
Strategic Hotels & Resorts, Inc. (REIT)*	16,243	135,629
Sun Communities, Inc. (REIT)	3,793	187,109
Tanger Factory Outlet Centers (REIT)	9,824	355,432
Taubman Centers, Inc. (REIT)	1,939	150,583
UMH Properties, Inc. (REIT)	301	3,091
Universal Health Realty Income Trust (REIT)	788	45,475
Urstadt Biddle Properties, Inc. (REIT), Class A	1,917	41,714
Washington Real Estate Investment Trust (REIT)	2,209	61,499
ZAIS Financial Corp. (REIT)*	83	1,712

		8,841,949

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.*	316	11,297
BR Malls Participacoes S.A.	64,700	809,731
Countrywide plc*	4,996	29,606

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Realogy Holdings Corp.*	14,904	$727,911
St. Joe Co.*	824	17,510
Tejon Ranch Co.*	1,385	41,245
Zillow, Inc., Class A*	8,158	445,998

		2,083,298

Thrifts & Mortgage Finance (0.0%)
Beneficial Mutual Bancorp, Inc.*	448	4,614
BofI Holding, Inc.*	78	2,799
Clifton Savings Bancorp, Inc.	114	1,420
First Federal Bancshares of Arkansas, Inc.*	99	990
Heritage Financial Group, Inc.	84	1,216
Hingham Institution for Savings	15	1,046
Meridian Interstate Bancorp, Inc.*	52	975
Nationstar Mortgage Holdings, Inc.*	2,039	75,239
Ocwen Financial Corp.*	680	25,786
Oritani Financial Corp.	1,706	26,426
People’s United Financial, Inc.	7,706	103,569
Tree.com, Inc.	391	7,229

		251,309

Total Financials		36,700,599

Health Care (12.1%)
Biotechnology (3.2%)
Achillion Pharmaceuticals, Inc.*	35,070	306,512
Acorda Therapeutics, Inc.*	4,245	135,967
Aegerion Pharmaceuticals, Inc.*	2,989	120,576
Affymax, Inc.*	3,815	5,303
Agenus, Inc.*	1,498	5,827
Alkermes plc*	12,952	307,092
Alnylam Pharmaceuticals, Inc.*	5,840	142,321
AMAG Pharmaceuticals, Inc.*	1,806	43,073
Amarin Corp. plc (ADR)*	48,900	362,349
Amicus Therapeutics, Inc.*	3,228	10,233
Anacor Pharmaceuticals, Inc.*	1,686	10,892
AP Pharma, Inc.*	13,800	5,106
Arena Pharmaceuticals, Inc.*	61,313	503,380
ARIAD Pharmaceuticals, Inc.*	43,297	783,243
ArQule, Inc.*	6,232	16,141
Array BioPharma, Inc.*	12,206	60,054
AVEO Pharmaceuticals, Inc.*	4,431	32,568
BioCryst Pharmaceuticals, Inc.*	5,271	6,272
BioMarin Pharmaceutical, Inc.*	21,886	1,362,622
Biospecifics Technologies Corp.*	530	9,037
Biotime, Inc.*	3,541	13,527
Celldex Therapeutics, Inc.*	56,400	653,112
Cepheid, Inc.*	6,952	266,748
ChemoCentryx, Inc.*	580	8,016
Clovis Oncology, Inc.*	1,459	41,830
Coronado Biosciences, Inc.*	1,992	19,362
Cubist Pharmaceuticals, Inc.*	29,868	1,398,420
Curis, Inc.*	6,548	21,477
Cytori Therapeutics, Inc.*	4,996	12,540
Dendreon Corp.*	16,297	77,085
Discovery Laboratories, Inc.*	4,607	10,550
Durata Therapeutics, Inc.*	738	6,642
Dyax Corp.*	10,565	46,063
Dynavax Technologies Corp.*	16,986	37,709
Emergent Biosolutions, Inc.*	573	8,011
Exact Sciences Corp.*	31,949	313,100
Exelixis, Inc.*	19,363	89,457
Genomic Health, Inc.*	1,699	48,048
GTx, Inc.*	2,428	10,076
Halozyme Therapeutics, Inc.*	9,433	54,428
Hyperion Therapeutics, Inc.*	359	9,269
Idenix Pharmaceuticals, Inc.*	8,454	30,096
ImmunoCellular Therapeutics Ltd.*	5,262	14,418
ImmunoGen, Inc.*	6,874	110,396
Immunomedics, Inc.*	7,513	18,106
Incyte Corp.*	10,202	238,829
Infinity Pharmaceuticals, Inc.*	3,160	153,165
Intercept Pharmaceuticals, Inc.*	391	14,623
InterMune, Inc.*	41,207	372,923
Ironwood Pharmaceuticals, Inc.*	7,953	145,460
Isis Pharmaceuticals, Inc.*	10,622	179,937
KaloBios Pharmaceuticals, Inc.*	727	4,362
Keryx Biopharmaceuticals, Inc.*	8,580	60,403
KYTHERA Biopharmaceuticals, Inc.*	416	10,134
Lexicon Pharmaceuticals, Inc.*	9,662	21,063
Ligand Pharmaceuticals, Inc., Class B*	1,858	49,516
LipoScience, Inc.*	445	4,677
MannKind Corp.*	14,337	48,602
Medivation, Inc.*	7,683	359,334
Merrimack Pharmaceuticals, Inc.*	1,615	9,852
Momenta Pharmaceuticals, Inc.*	1,943	25,920
Myriad Genetics, Inc.*	8,528	216,611
Neurocrine Biosciences, Inc.*	6,991	84,871
NewLink Genetics Corp.*	1,696	20,810
Novavax, Inc.*	13,516	30,816
NPS Pharmaceuticals, Inc.*	6,046	61,609
OncoGenex Pharmaceutical, Inc.*	1,577	17,867
Oncothyreon, Inc.*	6,125	12,740
Onyx Pharmaceuticals, Inc.*	27,408	2,435,475
Opko Health, Inc.*	11,289	86,135
Orexigen Therapeutics, Inc.*	8,706	54,413
Osiris Therapeutics, Inc.*	1,737	18,065
PDL BioPharma, Inc.	12,878	94,138
Pharmacyclics, Inc.*	11,162	897,536
Progenics Pharmaceuticals, Inc.*	4,773	25,726
Puma Biotechnology, Inc.*	21,300	711,207
Raptor Pharmaceutical Corp.*	5,410	31,649
Regeneron Pharmaceuticals, Inc.*	3,060	539,784
Regulus Therapeutics, Inc.*	1,121	8,688
Repligen Corp.*	2,971	20,530
Rigel Pharmaceuticals, Inc.*	7,305	49,601
Sangamo BioSciences, Inc.*	5,556	53,115
Seattle Genetics, Inc.*	10,049	356,840
SIGA Technologies, Inc.*	3,590	12,852
Spectrum Pharmaceuticals, Inc.	6,282	46,864
Sunesis Pharmaceuticals, Inc.*	3,053	16,700
Synageva BioPharma Corp.*	1,185	65,080
Synergy Pharmaceuticals, Inc.*	4,388	26,635
Synta Pharmaceuticals Corp.*	4,171	35,871
Tesaro, Inc.*	462	10,146
Theravance, Inc.*	6,427	151,806
Threshold Pharmaceuticals, Inc.*	4,835	22,289
Trius Therapeutics, Inc.*	3,198	21,874
United Therapeutics Corp.*	5,060	308,002
Vanda Pharmaceuticals, Inc.*	2,964	11,619
Verastem, Inc.*	666	6,407
Vertex Pharmaceuticals, Inc.*	5,400	296,892
Vical, Inc.*	7,429	29,567
XOMA Corp.*	7,727	26,967
ZIOPHARM Oncology, Inc.*	7,109	13,009

		16,176,660

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	2,294	108,552
ABIOMED, Inc.*	3,522	65,756

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Accuray, Inc.*	7,627	$35,389
Align Technology, Inc.*	12,492	418,607
Analogic Corp.	1,298	102,568
Anika Therapeutics, Inc.*	1,265	18,368
Antares Pharma, Inc.*	11,372	40,712
ArthroCare Corp.*	2,420	84,119
AtriCure, Inc.*	1,956	15,492
Atrion Corp.	170	32,638
Boston Scientific Corp.*	77,200	602,932
Cantel Medical Corp.	2,231	67,064
Cardiovascular Systems, Inc.*	1,947	39,875
Cerus Corp.*	5,988	26,467
Conceptus, Inc.*	3,313	80,009
Cooper Cos., Inc.	1,496	161,388
Cyberonics, Inc.*	2,917	136,545
Cynosure, Inc., Class A*	671	17,560
Derma Sciences, Inc.*	83	1,003
DexCom, Inc.*	92,564	1,547,670
Edwards Lifesciences Corp.*	12,460	1,023,714
Endologix, Inc.*	5,858	94,607
EnteroMedics, Inc.*	3,721	3,721
Exactech, Inc.*	223	4,614
Globus Medical, Inc., Class A*	745	10,937
Greatbatch, Inc.*	38,800	1,158,956
Haemonetics Corp.*	5,373	223,839
Hansen Medical, Inc.*	5,889	11,837
HeartWare International, Inc.*	27,155	2,401,317
Hologic, Inc.*	78,360	1,770,936
ICU Medical, Inc.*	1,212	71,447
IDEXX Laboratories, Inc.*	5,823	537,987
Insulet Corp.*	5,529	142,980
Integra LifeSciences Holdings Corp.*	1,169	45,603
MAKO Surgical Corp.*	4,147	46,239
Masimo Corp.	5,290	103,790
Meridian Bioscience, Inc.	4,360	99,495
Merit Medical Systems, Inc.*	280	3,433
Natus Medical, Inc.*	1,930	25,939
Navidea Biopharmaceuticals, Inc.*	11,526	31,235
Neogen Corp.*	19,694	976,232
NuVasive, Inc.*	1,149	24,485
NxStage Medical, Inc.*	5,431	61,262
OraSure Technologies, Inc.*	5,788	31,255
Orthofix International N.V.*	1,576	56,531
PhotoMedex, Inc.*	1,181	19,002
Quidel Corp.*	2,967	70,466
ResMed, Inc.	15,117	700,824
Rochester Medical Corp.*	976	14,269
Rockwell Medical Technologies, Inc.*	2,545	10,078
RTI Biologics, Inc.*	392	1,544
Sirona Dental Systems, Inc.*	17,498	1,290,128
Spectranetics Corp.*	3,625	67,171
STAAR Surgical Co.*	3,904	21,980
STERIS Corp.	4,507	187,536
SurModics, Inc.*	290	7,902
Symmetry Medical, Inc.*	1,216	13,923
Thoratec Corp.*	22,103	828,863
Tornier N.V.*	1,156	21,791
Unilife Corp.*	9,475	20,656
Utah Medical Products, Inc.	342	16,679
Vascular Solutions, Inc.*	1,728	28,028
Volcano Corp.*	53,189	1,183,987
West Pharmaceutical Services, Inc.	2,293	148,907
Wright Medical Group, Inc.*	367	8,738
Zeltiq Aesthetics, Inc.*	865	3,304

		17,230,881

Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc.*	42,034	1,235,379
Accretive Health, Inc.*	5,932	60,269
Air Methods Corp.	17,714	854,523
AMN Healthcare Services, Inc.*	2,600	41,158
Amsurg Corp.*	1,102	37,071
Bio-Reference Labs, Inc.*	2,590	67,288
BioScrip, Inc.*	1,243	15,798
Capital Senior Living Corp.*	2,595	68,586
Catamaran Corp.*	74,382	3,944,477
Centene Corp.*	5,440	239,578
Chemed Corp.	2,033	162,599
Corvel Corp.*	656	32,465
Emeritus Corp.*	3,239	90,012
Ensign Group, Inc.	1,134	37,876
ExamWorks Group, Inc.*	604	10,461
HealthSouth Corp.*	8,552	225,516
IPC The Hospitalist Co., Inc.*	1,768	78,641
Landauer, Inc.	1,006	56,718
LHC Group, Inc.*	93	1,999
Magellan Health Services, Inc.*	147	6,993
MEDNAX, Inc.*	13,400	1,201,042
Molina Healthcare, Inc.*	273	8,427
MWI Veterinary Supply, Inc.*	8,050	1,064,693
National Research Corp.	268	15,555
Owens & Minor, Inc.	5,744	187,025
Patterson Cos., Inc.	9,150	348,066
Providence Service Corp.*	346	6,398
Skilled Healthcare Group, Inc., Class A*	1,902	12,496
Team Health Holdings, Inc.*	14,860	540,607
Tenet Healthcare Corp.*	653	31,070
U.S. Physical Therapy, Inc.	1,263	33,912
Universal Health Services, Inc., Class B	557	35,576
Vanguard Health Systems, Inc.*	36,836	547,751
WellCare Health Plans, Inc.*	12,558	727,862

		12,027,887

Health Care Technology (0.4%)
athenahealth, Inc.*	3,792	367,976
Computer Programs & Systems, Inc.	1,165	63,038
Greenway Medical Technologies*	666	10,589
HealthStream, Inc.*	2,093	48,013
HMS Holdings Corp.*	41,101	1,115,892
MedAssets, Inc.*	2,039	39,251
Medidata Solutions, Inc.*	2,478	143,674
Merge Healthcare, Inc.*	4,667	13,488
Omnicell, Inc.*	433	8,175
Quality Systems, Inc.	4,166	76,155
Vocera Communications, Inc.*	298	6,854

		1,893,105

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	25,850	1,084,925
BG Medicine, Inc.*	1,702	3,166
Bruker Corp.*	9,852	188,173
Cambrex Corp.*	1,649	21,091
Charles River Laboratories International, Inc.*	3,290	145,648
Covance, Inc.*	12,651	940,222
Fluidigm Corp.*	2,586	47,867
Furiex Pharmaceuticals, Inc.*	791	29,647

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Harvard Bioscience, Inc.*	171	$966
ICON plc*	31,488	1,016,748
Luminex Corp.*	4,393	72,572
Mettler-Toledo International, Inc.*	3,329	709,809
PAREXEL International Corp.*	39,635	1,565,979
Sequenom, Inc.*	9,345	38,782
Techne Corp.	3,897	264,411

		6,130,006

Pharmaceuticals (1.5%)
Actavis, Inc.*	13,720	1,263,749
Acura Pharmaceuticals, Inc.*	1,098	2,339
Akorn, Inc.*	66,544	920,304
Ampio Pharmaceuticals, Inc.*	2,712	12,394
Auxilium Pharmaceuticals, Inc.*	5,111	88,318
AVANIR Pharmaceuticals, Inc., Class A*	13,369	36,631
BioDelivery Sciences International, Inc.*	2,767	11,649
Cadence Pharmaceuticals, Inc.*	6,407	42,863
Cempra, Inc.*	366	2,470
Corcept Therapeutics, Inc.*	5,219	10,438
Cumberland Pharmaceuticals, Inc.*	682	3,396
Depomed, Inc.*	5,966	35,020
Endo Health Solutions, Inc.*	7,384	227,132
Endocyte, Inc.*	3,168	39,442
Forest Laboratories, Inc.*	22,550	857,802
Hi-Tech Pharmacal Co., Inc.	443	14,668
Horizon Pharma, Inc.*	2,342	6,347
Impax Laboratories, Inc.*	54,601	843,039
Jazz Pharmaceuticals plc*	19,094	1,067,546
Medicines Co.*	5,840	195,173
Nektar Therapeutics*	8,604	94,644
Obagi Medical Products, Inc.*	1,835	36,241
Omeros Corp.*	2,830	11,660
Optimer Pharmaceuticals, Inc.*	12,997	154,664
Pacira Pharmaceuticals, Inc.*	1,974	56,970
Pain Therapeutics, Inc.*	3,876	13,295
Pernix Therapeutics Holdings*	959	4,757
Pozen, Inc.*	2,859	15,067
Questcor Pharmaceuticals, Inc.	5,704	185,608
Repros Therapeutics, Inc.*	1,972	31,749
Sagent Pharmaceuticals, Inc.*	999	17,532
Salix Pharmaceuticals Ltd.*	22,654	1,159,432
Santarus, Inc.*	5,789	100,323
Sciclone Pharmaceuticals, Inc.*	6,083	27,982
Sucampo Pharmaceuticals, Inc., Class A*	1,116	7,299
Transcept Pharmaceuticals, Inc.*	84	402
Ventrus Biosciences, Inc.*	1,997	5,971
Vivus, Inc.*	10,516	115,676
XenoPort, Inc.*	3,876	27,713
Zogenix, Inc.*	5,599	10,078

		7,757,783

Total Health Care		61,216,322

Industrials (14.4%)
Aerospace & Defense (2.0%)
Aerovironment, Inc.*	1,112	20,161
American Science & Engineering, Inc.	170	10,368
Astronics Corp.*	24,191	721,376
B/E Aerospace, Inc.*	10,355	624,303
CPI Aerostructures, Inc.*	643	5,511
Cubic Corp.	910	38,875
DigitalGlobe, Inc.*	90,148	2,606,179
GenCorp, Inc.*	5,058	67,271
HEICO Corp.	5,588	242,575
Hexcel Corp.*	88,251	2,560,162
KEYW Holding Corp.*	61,531	992,495
LMI Aerospace, Inc.*	127	2,640
Moog, Inc., Class A*	543	24,886
National Presto Industries, Inc.	53	4,266
SIFCO Industries, Inc.	108	1,988
Spirit AeroSystems Holdings, Inc., Class A*	2,875	54,596
Sypris Solutions, Inc.	784	3,277
Taser International, Inc.*	5,418	43,073
Teledyne Technologies, Inc.*	1,350	105,894
TransDigm Group, Inc.	12,490	1,909,971
Triumph Group, Inc.	1,797	141,064

		10,180,931

Air Freight & Logistics (0.5%)
Echo Global Logistics, Inc.*	59,672	1,319,945
Forward Air Corp.	3,078	114,779
Hub Group, Inc., Class A*	29,922	1,150,800
Pacer International, Inc.*	413	2,077
Park-Ohio Holdings Corp.*	848	28,094
XPO Logistics, Inc.*	1,888	31,794

		2,647,489

Airlines (0.9%)
Alaska Air Group, Inc.*	7,122	455,523
Allegiant Travel Co.	15,882	1,410,004
Copa Holdings S.A., Class A	2,836	339,214
Hawaiian Holdings, Inc.*	2,995	17,251
Republic Airways Holdings, Inc.*	2,853	32,924
SkyWest, Inc.	376	6,035
Spirit Airlines, Inc.*	70,560	1,789,401
U.S. Airways Group, Inc.*	17,194	291,782

		4,342,134

Building Products (0.5%)
A.O. Smith Corp.	1,130	83,134
AAON, Inc.	1,981	54,656
American Woodmark Corp.*	175	5,955
Armstrong World Industries, Inc.*	10,945	611,716
Builders FirstSource, Inc.	4,840	28,362
Fortune Brands Home & Security, Inc.*	2,784	104,205
Insteel Industries, Inc.	137	2,236
Lennox International, Inc.	5,395	342,529
Nortek, Inc.*	825	58,872
Owens Corning, Inc.*	9,680	381,682
Patrick Industries, Inc.*	444	6,997
PGT, Inc.*	1,077	7,399
Simpson Manufacturing Co., Inc.	10,706	327,711
Trex Co., Inc.*	1,586	78,000
USG Corp.*	7,839	207,263

		2,300,717

Commercial Services & Supplies (1.1%)
A.T. Cross Co., Class A*	966	13,302
ACCO Brands Corp.*	5,558	37,128
Acorn Energy, Inc	1,932	14,200
ARC Document Solutions, Inc.*	580	1,728
Brink’s Co.	4,991	141,046
Casella Waste Systems, Inc., Class A*	236	1,031
CECO Environmental Corp.	633	8,185
Cintas Corp.	4,969	219,282
Clean Harbors, Inc.*	5,684	330,184
Copart, Inc.*	10,780	369,538

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Covanta Holding Corp.	815	$16,422
Deluxe Corp.	3,616	149,702
EnergySolutions, Inc.*	2,143	8,036
EnerNOC, Inc.*	1,034	17,961
Healthcare Services Group, Inc.	7,116	182,383
Heritage-Crystal Clean, Inc.*	824	12,442
Herman Miller, Inc.	6,180	171,001
HNI Corp.	4,544	161,267
InnerWorkings, Inc.*	3,337	50,522
Interface, Inc.	62,398	1,199,290
Intersections, Inc.	674	6,342
Knoll, Inc.	3,514	63,709
McGrath RentCorp.	1,362	42,358
Mine Safety Appliances Co.	2,925	145,139
Mobile Mini, Inc.*	51,500	1,515,645
Multi-Color Corp.	80	2,063
Performant Financial Corp.*	519	6,373
Pitney Bowes, Inc.	11,132	165,422
Rollins, Inc.	6,773	166,277
Standard Parking Corp.*	1,662	34,403
Steelcase, Inc., Class A	1,070	15,761
Team, Inc.*	2,103	86,370
Tetra Tech, Inc.*	5,467	166,689
TMS International Corp., Class A*	718	9,478
TRC Cos., Inc.*	1,445	9,320
U.S. Ecology, Inc.	1,207	32,046
United Stationers, Inc.	231	8,928
Waste Connections, Inc.	785	28,244

		5,609,217

Construction & Engineering (0.3%)
Aegion Corp.*	595	13,774
Ameresco, Inc., Class A*	1,651	12,217
Argan, Inc.	248	3,698
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	6,316	392,224
Comfort Systems USA, Inc.	1,180	16,626
Dycom Industries, Inc.*	3,089	60,822
Great Lakes Dredge & Dock Corp.	734	4,940
KBR, Inc.	31,720	1,017,578
MasTec, Inc.*	5,799	169,041
MYR Group, Inc.*	1,183	29,054
Primoris Services Corp.	854	18,882
Sterling Construction Co., Inc.*	210	2,287

		1,741,143

Electrical Equipment (0.9%)
Acuity Brands, Inc.	4,479	310,619
American Superconductor Corp.*	487	1,295
AMETEK, Inc.	26,492	1,148,693
AZZ, Inc.	2,672	128,790
Babcock & Wilcox Co.	12,550	356,545
Belden, Inc.	4,285	221,320
Capstone Turbine Corp.*	31,933	28,740
Coleman Cable, Inc.	899	13,485
EnerSys, Inc.*	1,838	83,776
Enphase Energy, Inc.*	647	4,011
Franklin Electric Co., Inc.	4,694	157,578
FuelCell Energy, Inc.*	4,401	4,154
Generac Holdings, Inc.	1,187	41,949
General Cable Corp.*	333	12,198
Hubbell, Inc., Class B	5,192	504,195
II-VI, Inc.*	4,750	80,940
Polypore International, Inc.*	35,674	1,433,381
Powell Industries, Inc.*	407	21,396
Preformed Line Products Co.	28	1,959
Solarcity Corp.*	660	12,461
Thermon Group Holdings, Inc.*	1,576	35,003
Vicor Corp.*	435	2,162

		4,604,650

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	17,980	1,218,864
Raven Industries, Inc.	3,849	129,365

		1,348,229

Machinery (3.9%)
Actuant Corp., Class A	30,777	942,392
Altra Holdings, Inc.	42,852	1,166,431
Blount International, Inc.*	5,218	69,817
Cascade Corp.	58	3,769
Chart Industries, Inc.*	16,213	1,297,202
CIRCOR International, Inc.	142	6,035
CLARCOR, Inc.	5,317	278,505
Colfax Corp.*	21,230	988,044
Commercial Vehicle Group, Inc.*	2,610	20,358
Donaldson Co., Inc.	15,770	570,716
Dynamic Materials Corp.	544	9,466
EnPro Industries, Inc.*	1,150	58,846
ESCO Technologies, Inc.	913	37,305
ExOne Co.*	422	14,137
Federal Signal Corp.*	652	5,307
Flow International Corp.*	1,176	4,598
Gorman-Rupp Co.	1,620	48,681
Graco, Inc.	6,392	370,928
Graham Corp.	1,033	25,556
IDEX Corp.	22,791	1,217,495
ITT Corp.	2,321	65,986
John Bean Technologies Corp.	3,075	63,806
Joy Global, Inc.	18,080	1,076,122
Lincoln Electric Holdings, Inc.	35,989	1,949,884
Lindsay Corp.	1,346	118,690
Manitowoc Co., Inc.	87,473	1,798,445
Meritor, Inc.*	2,462	11,645
Met-Pro Corp.	150	1,550
Middleby Corp.*	10,052	1,529,412
Mueller Industries, Inc.	336	17,905
Mueller Water Products, Inc., Class A	10,802	64,056
Nordson Corp.	6,305	415,815
Omega Flex, Inc.	256	4,401
Pall Corp.	8,340	570,206
Proto Labs, Inc.*	562	27,594
RBC Bearings, Inc.*	17,893	904,670
Rexnord Corp.*	666	14,139
Sauer-Danfoss, Inc.	1,233	72,044
Snap-on, Inc.	1,219	100,811
SPX Corp.	1,502	118,598
Standex International Corp.	311	17,173
Sun Hydraulics Corp.	2,178	70,807
Tennant Co.	1,988	96,537
Timken Co.	807	45,660
Titan International, Inc.	5,655	119,207
Toro Co.	6,344	292,078
Trimas Corp.*	3,135	101,794
Valmont Industries, Inc.	11,759	1,849,338
Wabash National Corp.*	7,218	73,335
WABCO Holdings, Inc.*	6,333	447,047
Wabtec Corp.	5,103	521,067
Woodward, Inc.	7,330	291,441

		19,986,851

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.4%)
Kirby Corp.*	25,075	$1,925,760
Matson, Inc.	316	7,774

		1,933,534

Professional Services (1.8%)
Acacia Research Corp.*	5,261	158,724
Advisory Board Co.*	46,438	2,438,924
Barrett Business Services, Inc.	747	39,337
CDI Corp.	258	4,438
Corporate Executive Board Co.	3,552	206,584
Dun & Bradstreet Corp.	2,915	243,840
Equifax, Inc.	11,472	660,672
Exponent, Inc.	5,730	309,076
Franklin Covey Co.*	1,027	14,922
GP Strategies Corp.*	1,434	34,215
Huron Consulting Group, Inc.*	28,921	1,166,095
IHS, Inc., Class A*	11,150	1,167,628
Insperity, Inc.	2,388	67,748
Kforce, Inc.	2,632	43,086
Mistras Group, Inc.*	1,670	40,431
Odyssey Marine Exploration, Inc.*	8,184	26,680
On Assignment, Inc.*	4,551	115,186
Robert Half International, Inc.	58,434	2,193,028
RPX Corp.*	2,072	29,236
TrueBlue, Inc.*	3,107	65,682
WageWorks, Inc.*	477	11,939

		9,037,471

Road & Rail (0.7%)
Avis Budget Group, Inc.*	11,231	312,559
Celadon Group, Inc.	2,146	44,766
Con-way, Inc.	3,226	113,587
Genesee & Wyoming, Inc., Class A* .	21,203	1,974,211
Heartland Express, Inc.	3,978	53,067
Hertz Global Holdings, Inc.*	14,901	331,696
Knight Transportation, Inc.	6,122	98,564
Landstar System, Inc.	4,975	284,023
Old Dominion Freight Line, Inc.*	7,536	287,875
Quality Distribution, Inc.*	859	7,224
Roadrunner Transportation Systems, Inc.*	772	17,756
Saia, Inc.*	322	11,647
Swift Transportation Co.*	8,328	118,091
Werner Enterprises, Inc.	4,025	97,164

		3,752,230

Trading Companies & Distributors (1.1%)
Aceto Corp.	673	7,450
Applied Industrial Technologies, Inc.	4,109	184,905
Beacon Roofing Supply, Inc.*	4,952	191,444
BlueLinx Holdings, Inc.*	524	1,494
CAI International, Inc.*	600	17,292
DXP Enterprises, Inc.*	929	69,396
Edgen Group, Inc.*	406	2,935
H&E Equipment Services, Inc.	1,668	34,027
Houston Wire & Cable Co.	707	9,156
Kaman Corp.	2,786	98,820
MRC Global, Inc.*	1,484	48,868
MSC Industrial Direct Co., Inc., Class A	15,067	1,292,447
SeaCube Container Leasing Ltd.	159	3,651
TAL International Group, Inc.	1,540	69,777
Textainer Group Holdings Ltd.	1,463	57,862
Titan Machinery, Inc.*	1,803	50,033
United Rentals, Inc.*	39,209	2,155,319
Watsco, Inc.	3,117	262,389
WESCO International, Inc.*	11,910	864,785

		5,422,050

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	489	7,198

Total Industrials		72,913,844

Information Technology (18.5%)
Communications Equipment (2.4%)
Acme Packet, Inc.*	44,665	1,305,111
ADTRAN, Inc.	6,742	132,480
Ambient Corp.*	294	720
Anaren, Inc.*	183	3,548
Arris Group, Inc.*	1,586	27,232
Aruba Networks, Inc.*	62,344	1,542,391
Aware, Inc.	1,096	5,075
CalAmp Corp.*	3,673	40,293
Calix, Inc.*	1,463	11,924
Ciena Corp.*	63,944	1,023,743
EchoStar Corp., Class A*	1,078	42,010
Extreme Networks, Inc.*	10,070	33,936
Globecomm Systems, Inc.*	1,903	22,855
Infinera Corp.*	10,925	76,475
InterDigital, Inc.	4,342	207,678
Ixia*	64,548	1,396,819
JDS Uniphase Corp.*	144,740	1,935,174
Juniper Networks, Inc.*	36,410	675,041
KVH Industries, Inc.*	1,333	18,089
Loral Space & Communications, Inc.	1,091	67,511
NETGEAR, Inc.*	1,791	60,016
Numerex Corp., Class A*	1,256	16,064
Palo Alto Networks, Inc.*	17,687	1,001,084
Parkervision, Inc.*	8,465	31,067
Plantronics, Inc.	1,502	66,373
Procera Networks, Inc.*	2,154	25,611
Riverbed Technology, Inc.*	17,229	256,884
Ruckus Wireless, Inc.*	398	8,358
ShoreTel, Inc.*	134,143	486,939
Sonus Networks, Inc.*	2,113	5,473
Telular Corp.	1,079	10,855
Tessco Technologies, Inc.	303	6,557
Ubiquiti Networks, Inc.	1,043	14,310
ViaSat, Inc.*	30,169	1,461,386

		12,019,082

Computers & Peripherals (0.4%)
3D Systems Corp.*	8,234	265,464
Cray, Inc.*	4,170	96,786
Datalink Corp.*	1,642	19,835
Diebold, Inc.	526	15,948
Electronics for Imaging, Inc.*	381	9,662
Fusion-io, Inc.*	7,158	117,176
Immersion Corp.*	2,746	32,238
Intermec, Inc.*	818	8,041
NCR Corp.*	16,814	463,394
QLogic Corp.*	2,374	27,538
Quantum Corp.*	1,584	2,028
SanDisk Corp.*	15,260	839,300
Silicon Graphics International Corp.*	212	2,915
Stratasys Ltd.*	1,345	99,826
Super Micro Computer, Inc.*	2,710	30,596
Synaptics, Inc.*	3,562	144,938

		2,175,685

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (1.8%)
Anixter International, Inc.	1,819	$127,184
Audience, Inc.*	107	1,632
Badger Meter, Inc.	1,548	82,849
Cognex Corp.	28,424	1,198,072
Coherent, Inc.	722	40,966
Daktronics, Inc.	866	9,093
DTS, Inc.*	1,936	32,196
Echelon Corp.*	2,224	5,426
Electro Rent Corp.	221	4,097
Fabrinet*	66,521	971,872
FARO Technologies, Inc.*	34,484	1,496,261
FEI Co.	3,775	243,676
FLIR Systems, Inc.	12,393	322,342
GSI Group, Inc.*	175	1,493
InvenSense, Inc.*	3,894	41,588
IPG Photonics Corp.	3,370	223,802
Jabil Circuit, Inc.	3,580	66,158
Key Tronic Corp.*	224	2,567
Littelfuse, Inc.	2,071	140,517
Maxwell Technologies, Inc.*	3,128	16,860
Measurement Specialties, Inc.*	1,405	55,877
Mesa Laboratories, Inc.	275	14,572
MTS Systems Corp.	1,695	98,564
Multi-Fineline Electronix, Inc.*	169	2,608
National Instruments Corp.	41,336	1,353,754
Neonode, Inc.*	2,414	13,929
OSI Systems, Inc.*	20,405	1,271,027
Plexus Corp.*	1,595	38,774
RealD, Inc.*	3,755	48,815
Rogers Corp.*	732	34,858
Trimble Navigation Ltd.*	26,481	793,371
Universal Display Corp.*	4,207	123,644
Zygo Corp.*	296	4,384

		8,882,828

Internet Software & Services (2.5%)
Active Network, Inc.*	4,151	17,393
Akamai Technologies, Inc.*	36,940	1,303,613
Angie’s List, Inc.*	3,746	74,021
AOL, Inc.*	1,867	71,861
Bankrate, Inc.*	4,252	50,769
Bazaarvoice, Inc.*	1,083	7,928
Blucora, Inc.*	621	9,613
Brightcove, Inc.*	600	3,726
Carbonite, Inc.*	1,199	13,129
comScore, Inc.*	3,769	63,244
Constant Contact, Inc.*	3,254	42,237
Cornerstone OnDemand, Inc.*	15,760	537,416
CoStar Group, Inc.*	16,243	1,777,959
Dealertrack Technologies, Inc.*	49,006	1,439,796
Demand Media, Inc.*	2,375	20,496
Demandware, Inc.*	657	16,655
Dice Holdings, Inc.*	4,439	44,967
E2open, Inc.*	361	7,198
Envestnet, Inc.*	54,393	952,421
ExactTarget, Inc.*	1,040	24,201
IAC/InterActiveCorp	14,962	668,502
Internap Network Services Corp.*	2,900	27,115
Ipass, Inc.*	5,169	10,235
j2 Global, Inc.	4,061	159,232
LinkedIn Corp., Class A*	10,650	1,875,039
Liquidity Services, Inc.*	2,495	74,376
LivePerson, Inc.*	5,812	78,927
LogMeIn, Inc.*	2,359	45,340
Marin Software, Inc.*	17,400	285,882
Market Leader, Inc.*	2,005	17,965
MeetMe, Inc.*	234	533
Millennial Media, Inc.*	1,155	7,334
Move, Inc.*	4,193	50,106
NIC, Inc.	6,829	130,844
OpenTable, Inc.*	10,193	641,955
Perficient, Inc.*	2,629	30,654
Responsys, Inc.*	3,812	33,736
Saba Software, Inc.*	3,129	24,875
SciQuest, Inc.*	1,908	45,868
Spark Networks, Inc.*	1,171	8,244
SPS Commerce, Inc.*	1,321	56,367
Stamps.com, Inc.*	1,410	35,208
support.com, Inc.*	3,600	15,048
Synacor, Inc.*	685	2,048
Travelzoo, Inc.*	761	16,263
Trulia, Inc.*	4,608	144,599
Unwired Planet, Inc.*	8,644	19,190
ValueClick, Inc.*	4,779	141,219
VistaPrint N.V.*	3,613	139,679
Vocus, Inc.*	2,214	31,328
Web.com Group, Inc.*	3,692	63,059
XO Group, Inc.*	2,780	27,800
Xoom Corp.*	689	15,737
Yelp, Inc.*	51,701	1,225,831
Zix Corp.*	6,498	23,263

		12,652,044

IT Services (2.2%)
Alliance Data Systems Corp.*	5,333	863,359
Broadridge Financial Solutions, Inc.	13,230	328,633
CACI International, Inc., Class A*	200	11,574
Cardtronics, Inc.*	4,670	128,238
Cass Information Systems, Inc.	1,092	45,908
CIBER, Inc.*	161,300	758,110
Computer Task Group, Inc.	1,257	26,887
CSG Systems International, Inc.*	2,089	44,266
DST Systems, Inc.	571	40,695
EPAM Systems, Inc.*	529	12,289
ExlService Holdings, Inc.*	2,464	81,016
FleetCor Technologies, Inc.*	5,148	394,697
Forrester Research, Inc.	1,480	46,842
Gartner, Inc.*	9,869	536,972
Genpact Ltd.	10,773	195,961
Global Cash Access Holdings, Inc.*	7,027	49,540
Global Payments, Inc.	8,329	413,618
Hackett Group, Inc.	2,641	12,069
Heartland Payment Systems, Inc.	4,109	135,474
Higher One Holdings, Inc.*	2,923	25,986
iGATE Corp.*	3,383	63,634
Innodata, Inc.*	2,380	8,211
Jack Henry & Associates, Inc.	9,238	426,888
Lender Processing Services, Inc.	8,940	227,612
Lionbridge Technologies, Inc.*	5,902	22,841
Mattersight Corp.*	1,021	4,380
MAXIMUS, Inc.	15,158	1,212,185
MoneyGram International, Inc.*	643	11,638
NeuStar, Inc., Class A*	7,088	329,805
PRGX Global, Inc.*	2,430	16,889
SAIC, Inc.	10,598	143,603
Sapient Corp.*	99,584	1,213,929
ServiceSource International, Inc.*	5,306	37,514
Syntel, Inc.	1,629	109,990
Teradata Corp.*	18,580	1,087,116

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Total System Services, Inc	14,721	$364,786
Unisys Corp.*	2,348	53,417
Vantiv, Inc., Class A*	44,483	1,056,027
VeriFone Systems, Inc.*	11,378	235,297
Virtusa Corp.*	1,991	47,306
WEX, Inc.*	4,118	323,263

		11,148,465

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	857	40,390

Semiconductors & Semiconductor Equipment (3.0%)
Ambarella, Inc.*	188	2,944
Atmel Corp.*	4,052	28,202
ATMI, Inc.*	216	4,845
Cabot Microelectronics Corp.*	2,510	87,222
Cavium, Inc.*	33,823	1,312,671
CEVA, Inc.*	1,884	29,390
Cirrus Logic, Inc.*	6,812	154,973
Cree, Inc.*	19,879	1,087,580
Cymer, Inc.*	1,005	96,580
Cypress Semiconductor Corp.*	8,901	98,178
Exar Corp.*	495	5,198
Fairchild Semiconductor International, Inc.*	77,958	1,102,326
Freescale Semiconductor Ltd.*	5,052	75,224
GT Advanced Technologies, Inc.*	10,740	35,335
Hittite Microwave Corp.*	3,343	202,452
Inphi Corp.*	1,022	10,680
Intermolecular, Inc.*	1,467	14,963
Lattice Semiconductor Corp.*	294,600	1,605,570
LSI Corp.*	60,165	407,919
MA-COM Technology Solutions Holdings, Inc.*	114	1,832
MaxLinear, Inc., Class A*	421	2,610
MEMC Electronic Materials, Inc.*	5,494	24,174
Micrel, Inc.	5,096	53,559
Micron Technology, Inc.*	46,870	467,763
Microsemi Corp.*	9,415	218,146
Monolithic Power Systems, Inc	3,386	82,517
NVE Corp.*	510	28,774
NXP Semiconductor N.V.*	32,320	978,003
PDF Solutions, Inc.*	2,539	40,675
Peregrine Semiconductor Corp.*	245	2,394
PLX Technology, Inc.*	4,459	20,333
Power Integrations, Inc	26,013	1,129,224
QuickLogic Corp.*	3,962	9,747
Rambus, Inc.*	866	4,858
RF Micro Devices, Inc.*	3,673	19,540
Semtech Corp.*	48,146	1,703,887
Silicon Image, Inc.*	6,747	32,790
Silicon Laboratories, Inc.*	28,046	1,159,983
Skyworks Solutions, Inc.*	17,872	393,720
SunPower Corp.*	1,955	22,561
Teradyne, Inc.*	48,890	792,996
Ultratech, Inc.*	2,770	109,498
Veeco Instruments, Inc.*	22,549	864,303
Volterra Semiconductor Corp.*	59,310	842,202

		15,368,341

Software (6.2%)
ACI Worldwide, Inc.*	4,215	205,945
Actuate Corp.*	4,952	29,712
Advent Software, Inc.*	37,537	1,049,910
American Software, Inc., Class A	2,528	21,033
ANSYS, Inc.*	21,038	1,712,914
Aspen Technology, Inc.*	41,888	1,352,564
Autodesk, Inc.*	34,020	1,402,985
AVG Technologies N.V.*	814	11,331
Blackbaud, Inc.	4,776	141,513
Bottomline Technologies (de), Inc.*	59,527	1,697,115
BroadSoft, Inc.*	46,013	1,217,964
Cadence Design Systems, Inc.*	221,453	3,084,840
Callidus Software, Inc.*	3,948	18,042
CommVault Systems, Inc.*	4,734	388,093
Compuware Corp.*	1,199	14,988
Comverse, Inc.*	2,303	64,576
Concur Technologies, Inc.*	18,434	1,265,678
Digimarc Corp.	763	16,763
Ebix, Inc.	2,276	36,917
Ellie Mae, Inc.*	2,687	64,622
Envivio, Inc.*	274	466
EPIQ Systems, Inc.	240	3,367
Exa Corp.*	463	4,408
FactSet Research Systems, Inc.	4,752	440,035
Fair Isaac Corp.	3,632	165,946
FalconStor Software, Inc.*	3,187	8,541
FleetMatics Group plc*	704	17,072
Fortinet, Inc.*	50,639	1,199,132
Glu Mobile, Inc.*	5,461	16,274
Guidance Software, Inc.*	1,540	16,709
Guidewire Software, Inc.*	14,160	544,310
Imperva, Inc.*	1,089	41,927
Infoblox, Inc.*	836	18,141
Informatica Corp.*	11,457	394,923
Interactive Intelligence Group, Inc.*	1,550	68,743
Jive Software, Inc.*	1,807	27,466
Manhattan Associates, Inc.*	2,153	159,946
Mentor Graphics Corp.	5,312	95,882
MICROS Systems, Inc.*	32,313	1,470,565
MicroStrategy, Inc., Class A*	901	91,073
Monotype Imaging Holdings, Inc.	3,869	91,889
NetScout Systems, Inc.*	3,885	95,454
NetSuite, Inc.*	3,324	266,119
Nuance Communications, Inc.*	25,565	515,902
Pegasystems, Inc.	1,808	50,769
Pervasive Software, Inc.*	111	1,018
Proofpoint, Inc.*	644	10,858
PROS Holdings, Inc.*	2,307	62,681
PTC, Inc.*	12,649	322,423
QAD, Inc., Class A	466	5,983
QAD, Inc., Class B	116	1,343
QLIK Technologies, Inc.*	9,042	233,555
Qualys, Inc.*	623	7,688
RealPage, Inc.*	3,780	78,284
Red Hat, Inc.*	7,000	353,920
Rosetta Stone, Inc.*	571	8,782
Rovi Corp.*	2,221	47,552
Salesforce.com, Inc.*	6,080	1,087,286
ServiceNow, Inc.*	68,739	2,488,352
SolarWinds, Inc.*	26,280	1,553,148
Solera Holdings, Inc.	22,190	1,294,343
Sourcefire, Inc.*	3,125	185,094
Splunk, Inc.*	16,433	657,813
SS&C Technologies Holdings, Inc.*	967	28,991
Symantec Corp.*	36,390	898,105
Synchronoss Technologies, Inc.*	2,935	91,073
Synopsys, Inc.*	1,202	43,128
Take-Two Interactive Software, Inc.*	8,284	133,787

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tangoe, Inc.*	3,189	$39,512
TIBCO Software, Inc.*	59,546	1,204,020
TiVo, Inc.*	6,601	81,786
Tyler Technologies, Inc.*	3,194	195,664
Ultimate Software Group, Inc.*	2,820	293,731
VASCO Data Security International, Inc.*	1,394	11,765
Verint Systems, Inc.*	5,308	194,007
VirnetX Holding Corp.*	4,455	85,402
Websense, Inc.*	3,914	58,710
Workday, Inc., Class A*	2,842	175,152

		31,537,520

Total Information Technology		93,824,355

Materials (3.4%)
Chemicals (1.7%)
ADA-ES, Inc.*	966	25,667
Albemarle Corp.	5,330	333,232
American Vanguard Corp.	2,946	89,971
Arabian American Development Co.*	2,149	18,116
Axiall Corp.	6,020	374,203
Balchem Corp.	3,090	135,775
Calgon Carbon Corp.*	4,805	86,971
Chemtura Corp.*	7,257	156,824
Flotek Industries, Inc.*	5,229	85,494
GSE Holding, Inc.*	852	7,038
H.B. Fuller Co.	34,570	1,350,996
Hawkins, Inc.	974	38,911
Innophos Holdings, Inc.	2,299	125,433
Innospec, Inc.	293	12,974
International Flavors & Fragrances, Inc.	8,581	657,905
Intrepid Potash, Inc.	2,694	50,539
KMG Chemicals, Inc.	837	16,271
Koppers Holdings, Inc.	2,196	96,580
Landec Corp.*	666	9,637
LSB Industries, Inc.*	1,160	40,345
Methanex Corp.	20,830	846,323
NewMarket Corp.	926	241,093
Olin Corp.	5,802	146,326
OMNOVA Solutions, Inc.*	4,953	37,990
PolyOne Corp.	66,540	1,624,241
Quaker Chemical Corp.	374	22,073
Rockwood Holdings, Inc.	2,189	143,248
RPM International, Inc.	5,419	171,132
Scotts Miracle-Gro Co., Class A	3,937	170,236
Stepan Co.	1,784	112,570
Valspar Corp.	9,858	613,661
W.R. Grace & Co.*	7,216	559,312
Westlake Chemical Corp.	485	45,348
Zep, Inc.	1,003	15,055

		8,461,490

Construction Materials (0.1%)
Eagle Materials, Inc.	5,183	345,343
Headwaters, Inc.*	7,715	84,094
Martin Marietta Materials, Inc.	2,466	251,581
United States Lime & Minerals, Inc.*	173	9,202

		690,220

Containers & Packaging (0.9%)
AEP Industries, Inc.*	433	31,094
AptarGroup, Inc.	2,362	135,461
Ball Corp.	16,588	789,257
Berry Plastics Group, Inc.*	1,271	24,213
Crown Holdings, Inc.*	26,876	1,118,310
Myers Industries, Inc.	3,588	50,088
Owens-Illinois, Inc.*	12,905	343,918
Packaging Corp. of America	9,530	427,611
Rock-Tenn Co., Class A	14,346	1,331,165
Silgan Holdings, Inc.	4,748	224,343

		4,475,460

Metals & Mining (0.3%)
AK Steel Holding Corp.	2,262	7,487
Allied Nevada Gold Corp.*	9,535	156,946
AMCOL International Corp.	2,502	75,535
Carpenter Technology Corp.	376	18,533
Coeur d’Alene Mines Corp.*	3,906	73,667
Compass Minerals International, Inc.	3,499	276,071
General Moly, Inc.*	1,177	2,601
Globe Specialty Metals, Inc.	482	6,709
Gold Resource Corp.	3,194	41,618
Handy & Harman Ltd.*	505	7,772
Haynes International, Inc.	1,086	60,056
Materion Corp.	202	5,757
Metals USA Holdings Corp.	320	6,608
Midway Gold Corp.*	13,657	16,661
Molycorp, Inc.*	2,583	13,432
Noranda Aluminum Holding Corp.	3,561	15,989
Paramount Gold and Silver Corp.*	13,969	31,151
Royal Gold, Inc.	6,768	480,731
Steel Dynamics, Inc.	4,988	79,160
SunCoke Energy, Inc.*	5,205	84,998
Tahoe Resources, Inc.*	1,937	34,072
U.S. Antimony Corp.*	5,755	9,956
U.S. Silica Holdings, Inc.	1,258	29,664

		1,535,174

Paper & Forest Products (0.4%)
Boise Cascade Co.*	571	19,380
Buckeye Technologies, Inc.	2,421	72,509
Clearwater Paper Corp.*	1,968	103,694
Deltic Timber Corp.	1,149	78,959
International Paper Co.	21,220	988,428
Louisiana-Pacific Corp.*	37,868	817,949
Neenah Paper, Inc.	1,024	31,498
P.H. Glatfelter Co.	777	18,166
Schweitzer-Mauduit International, Inc.	2,442	94,579
Wausau Paper Corp.	4,393	47,356

		2,272,518

Total Materials		17,434,862

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	7,452	51,046
Atlantic Tele-Network, Inc.	944	45,793
Cbeyond, Inc.*	239	1,776
Cincinnati Bell, Inc.*	7,585	24,727
Cogent Communications Group, Inc.	4,957	130,865
Consolidated Communications Holdings, Inc.	2,735	47,999
Fairpoint Communications, Inc.*	1,885	14,081
General Communication, Inc., Class A*	3,940	36,130
HickoryTech Corp.	1,427	14,484
IDT Corp., Class B	1,538	18,548
inContact, Inc.*	3,729	30,168
Iridium Communications, Inc.*	750	4,515
Level 3 Communications, Inc.*	8,826	179,079
Lumos Networks Corp.	1,581	21,312
magicJack VocalTec Ltd.*	1,036	14,504

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ORBCOMM, Inc.*	1,891	$9,852
Premiere Global Services, Inc.*	1,241	13,639
Primus Telecommunications Group, Inc.	1,298	14,343
Towerstream Corp.*	6,085	13,569
tw telecom, Inc.*	31,788	800,740

		1,487,170

Wireless Telecommunication Services (0.3%)
Boingo Wireless, Inc.*	1,683	9,290
Crown Castle International Corp.*	10,810	752,809
Leap Wireless International, Inc.*	1,471	8,664
NTELOS Holdings Corp.	1,599	20,483
SBA Communications Corp., Class A*	12,848	925,313

		1,716,559

Total Telecommunication Services		3,203,729

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	5,441	485,664
Otter Tail Corp.	228	7,100

		492,764

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	659	21,668
Questar Corp.	4,275	104,011
South Jersey Industries, Inc.	714	39,691

		165,370

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	2,320	4,872
Atlantic Power Corp.	1,035	5,103
Ormat Technologies, Inc.	539	11,130

		21,105

Water Utilities (0.1%)
American States Water Co.	220	12,665
Aqua America, Inc.	1,684	52,945
Cadiz, Inc.*	1,278	8,639
California Water Service Group	2,473	49,213
Connecticut Water Service, Inc.	741	21,659
SJW Corp.	471	12,482
York Water Co.	1,024	19,251

		176,854

Total Utilities		856,093

Total Common Stocks (78.8%) (Cost $276,477,999)		399,410,482

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)* (Cost $—)	1,376	179

Total Investments (78.8%) (Cost $276,477,999)		399,410,661
Other Assets Less Liabilities (21.2%)		107,520,227

Net Assets (100%)		$506,930,888

*	Non-income producing.
(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	179	June-13	$10,003,336	$10,063,380	$60,044
Russell 2000 Mini Index	326	June-13	30,090,410	30,934,140	843,730
S&P MidCap 400 E-Mini Index	537	June-13	59,783,197	61,808,700	2,025,503

					$2,929,277

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$74,722,268	$2,112,554	$—	$76,834,822
Consumer Staples	14,160,998	—	—	14,160,998
Energy	22,264,858	—	—	22,264,858
Financials	36,661,951	38,648	—	36,700,599
Health Care	61,216,322	—	—	61,216,322
Industrials	72,913,844	—	—	72,913,844
Information Technology	93,824,355	—	—	93,824,355
Materials	17,434,862	—	—	17,434,862
Telecommunication Services	3,203,729	—	—	3,203,729
Utilities	856,093	—	—	856,093
Futures	2,929,277	—	—	2,929,277
Warrants
Energy	—	179	—	179

Total Assets	$400,188,557	$2,151,381	$—	$402,339,938

Total Liabilities	$—	$—	$—	$—

Total	$400,188,557	$2,151,381	$—	$402,339,938

(a)	A security with a market value of $9,042 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,997,486
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,802,781

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,025,274
Aggregate gross unrealized depreciation	(7,928,178)

Net unrealized appreciation	$119,097,096

Federal income tax cost of investments	$280,313,565

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.3%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	7,337	$100,150
Cooper Tire & Rubber Co.	948	24,326
Dana Holding Corp.	14,681	261,762
Drew Industries, Inc.	1,161	42,156
Exide Technologies, Inc.*	8,907	24,049
Federal-Mogul Corp.*	1,717	10,354
Fuel Systems Solutions, Inc.*	1,326	21,839
Lear Corp.	11,046	606,094
Modine Manufacturing Co.*	5,253	47,802
Shiloh Industries, Inc.	552	5,945
Spartan Motors, Inc.	3,956	21,006
Standard Motor Products, Inc.	2,192	60,762
Stoneridge, Inc.*	3,163	24,134
Superior Industries International, Inc.	2,599	48,549
Tenneco, Inc.*	45,460	1,787,033
TRW Automotive Holdings Corp.*	11,171	614,405
Visteon Corp.*	5,491	316,831

		4,017,197

Automobiles (0.0%)
Thor Industries, Inc.	4,426	162,833
Winnebago Industries, Inc.*	2,380	49,123

		211,956

Distributors (0.0%)
Core-Mark Holding Co., Inc.	1,088	55,825
VOXX International Corp.*	1,910	20,456
Weyco Group, Inc.	697	17,084

		93,365

Diversified Consumer Services (0.8%)
Ascent Capital Group, Inc., Class A*	1,575	117,243
Bright Horizons Family Solutions, Inc.*	462	15,611
Career Education Corp.*	5,864	13,898
Carriage Services, Inc.	1,743	37,039
Corinthian Colleges, Inc.*	8,589	18,037
DeVry, Inc.	7,279	231,108
Education Management Corp.*	3,028	11,113
Hillenbrand, Inc.	59,970	1,516,042
LifeLock, Inc.*	194	1,868
Lincoln Educational Services Corp.	2,659	15,582
Mac-Gray Corp.	1,163	14,886
Matthews International Corp., Class A	1,614	56,313
National American University Holdings, Inc.	536	2,090
Regis Corp.	6,363	115,743
Service Corp. International	24,128	403,661
Sotheby’s, Inc.	4,908	183,608
Steiner Leisure Ltd.*	48,020	2,322,247
Stewart Enterprises, Inc., Class A	8,459	78,584
Universal Technical Institute, Inc.	815	10,294

		5,164,967

Hotels, Restaurants & Leisure (1.4%)
Ameristar Casinos, Inc.	480	12,590
Biglari Holdings, Inc.*	118	44,036
Bloomin’ Brands, Inc.*	522	9,328
Bluegreen Corp.*	1,620	15,941
Bob Evans Farms, Inc.	2,799	119,293
Boyd Gaming Corp.*	5,583	46,171
Caesars Entertainment Corp.*	455	7,216
Carrols Restaurant Group, Inc.*	521	2,704
Cedar Fair LP	66,600	2,648,682
Choice Hotels International, Inc.	2,707	114,533
Churchill Downs, Inc.	960	67,238
Chuy’s Holdings, Inc.*	182	5,930
Del Frisco’s Restaurant Group, Inc.*	140	2,324
Denny’s Corp.*	2,463	14,212
Einstein Noah Restaurant Group, Inc.	12	178
Fiesta Restaurant Group, Inc.*	191	5,075
Frisch’s Restaurants, Inc.	326	5,848
International Speedway Corp., Class A	3,034	99,151
Isle of Capri Casinos, Inc.*	2,149	13,517
Jack in the Box, Inc.*	989	34,210
Krispy Kreme Doughnuts, Inc.*	6,736	97,268
Life Time Fitness, Inc.*	368	15,743
Luby’s, Inc.*	2,253	16,852
Marcus Corp.	1,892	23,631
Marriott Vacations Worldwide Corp.*	3,003	128,859
Monarch Casino & Resort, Inc.*	1,071	10,421
Morgans Hotel Group Co.*	1,277	7,560
Orient-Express Hotels Ltd., Class A*	10,694	105,443
Penn National Gaming, Inc.*	6,709	365,171
Pinnacle Entertainment, Inc.*	6,100	89,182
Red Lion Hotels Corp.*	1,522	10,821
Red Robin Gourmet Burgers, Inc.*	20,925	954,180
Ruby Tuesday, Inc.*	7,245	53,396
Scientific Games Corp., Class A*	4,916	43,015
Sonic Corp.*	1,184	15,250
Speedway Motorsports, Inc.	1,293	23,261
Vail Resorts, Inc.	2,599	161,970
Wendy’s Co.	500,773	2,839,383
WMS Industries, Inc.*	6,123	154,361

		8,383,944

Household Durables (1.4%)
American Greetings Corp., Class A	3,341	53,790
Bassett Furniture Industries, Inc.	1,230	19,631
Beazer Homes USA, Inc.*	2,743	43,449
Cavco Industries, Inc.*	84	3,996
CSS Industries, Inc.	1,075	27,918
D.R. Horton, Inc.	28,630	695,709
Ethan Allen Interiors, Inc.	371	12,213
Flexsteel Industries, Inc.	481	11,900
Harman International Industries, Inc.	7,801	348,159
Helen of Troy Ltd.*	3,506	134,490
Hooker Furniture Corp.	1,164	18,554
Hovnanian Enterprises, Inc., Class A*	11,667	67,319
Jarden Corp.*	30,022	1,286,443
KB Home	8,628	187,832
La-Z-Boy, Inc.	4,141	78,141
Leggett & Platt, Inc.	32,955	1,113,220
Lennar Corp., Class A	17,984	745,976
Lifetime Brands, Inc.	1,096	12,505
M.D.C. Holdings, Inc.	4,282	156,935
M/I Homes, Inc.*	2,670	65,281
Meritage Homes Corp.*	2,611	122,351
Mohawk Industries, Inc.*	17,626	1,993,853
NACCO Industries, Inc., Class A	624	33,297
NVR, Inc.*	60	64,807
PulteGroup, Inc.*	38,029	769,707
Ryland Group, Inc.	2,213	92,105
Standard Pacific Corp.*	12,778	110,402
Toll Brothers, Inc.*	15,960	546,470
TRI Pointe Homes, Inc.*	1,536	30,950
Universal Electronics, Inc.*	1,686	39,200

		8,886,603

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	2,927	$14,547
HomeAway, Inc.*	415	13,488
Kayak Software Corp.*	64	2,557
Shutterfly, Inc.*	2,992	132,157

		162,749

Leisure Equipment & Products (0.3%)
Black Diamond, Inc.*	2,465	22,456
Brunswick Corp.	19,900	680,978
Callaway Golf Co.	126,827	839,595
JAKKS Pacific, Inc.	2,205	23,130
Johnson Outdoors, Inc., Class A*	657	15,663
Marine Products Corp.	540	3,974
Steinway Musical Instruments, Inc.*	793	19,048

		1,604,844

Media (2.3%)
Beasley Broadcasting Group, Inc., Class A	436	2,572
Belo Corp., Class A	6,732	66,176
Cablevision Systems Corp. - New York Group, Class A	19,830	296,657
Carmike Cinemas, Inc.*	1,360	24,643
Central European Media Enterprises Ltd., Class A*	4,031	17,011
Clear Channel Outdoor Holdings, Inc., Class A*	1,688	12,643
Crown Media Holdings, Inc., Class A*	3,389	6,947
Cumulus Media, Inc., Class A*	7,122	24,001
Daily Journal Corp.*	110	12,210
Digital Generation, Inc.*	3,137	20,171
DreamWorks Animation SKG, Inc., Class A*	7,507	142,333
Entercom Communications Corp., Class A*	2,566	19,091
Entravision Communications Corp., Class A	5,451	17,389
EW Scripps Co., Class A*	3,382	40,685
Fisher Communications, Inc.	985	38,651
Gannett Co., Inc.	284,154	6,214,448
Global Sources Ltd.*	1,785	13,495
Harte-Hanks, Inc.	5,050	39,339
Interpublic Group of Cos., Inc.	123,046	1,603,289
John Wiley & Sons, Inc., Class A	2,891	112,633
Journal Communications, Inc., Class A*	4,397	29,548
Lamar Advertising Co., Class A*	1,151	55,950
LIN TV Corp., Class A*	3,450	37,916
Live Nation Entertainment, Inc.*	15,513	191,896
Madison Square Garden Co., Class A*	6,351	365,818
Martha Stewart Living Omnimedia, Inc., Class A*	3,165	8,356
McClatchy Co., Class A*	6,248	18,119
MDC Partners, Inc., Class A	1,781	28,799
Meredith Corp.	4,036	154,417
National CineMedia, Inc.	4,111	64,872
New York Times Co., Class A*	412,431	4,041,824
Nexstar Broadcasting Group, Inc., Class A	982	17,676
Outdoor Channel Holdings, Inc.	1,150	10,258
Reading International, Inc., Class A*	1,869	10,466
Regal Entertainment Group, Class A	5,817	96,969
Rentrak Corp.*	419	9,210
Saga Communications, Inc., Class A	497	22,991
Salem Communications Corp., Class A	1,141	9,048
Scholastic Corp.	2,853	76,032
Shutterstock, Inc.*	566	25,459
Sinclair Broadcast Group, Inc., Class A	5,148	104,196
Valassis Communications, Inc.	1,687	50,391
Washington Post Co., Class B	466	208,302
World Wrestling Entertainment, Inc., Class A	1	9

		14,362,906

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	1,456	18,928
Dillard’s, Inc., Class A	3,271	256,937
Fred’s, Inc., Class A	4,154	56,827
Saks, Inc.*	11,526	132,203
Tuesday Morning Corp.*	4,683	36,340

		501,235

Specialty Retail (2.1%)
Aaron’s, Inc.	81,703	2,343,242
Abercrombie & Fitch Co., Class A	38,031	1,757,032
American Eagle Outfitters, Inc.	4,978	93,089
Asbury Automotive Group, Inc.*	372	13,649
AutoNation, Inc.*	1,789	78,269
Barnes & Noble, Inc.*	2,941	48,379
bebe stores, Inc.	3,738	15,587
Big 5 Sporting Goods Corp.	1,863	29,081
Brown Shoe Co., Inc.	4,842	77,472
Cabela’s, Inc.*	506	30,755
Chico’s FAS, Inc.	5,562	93,442
Children’s Place Retail Stores, Inc.*	1,662	74,491
Citi Trends, Inc.*	1,577	16,133
Conn’s, Inc.*	1,664	59,738
Destination Maternity Corp.	834	19,516
Destination XL Group, Inc.*	4,592	23,373
Dick’s Sporting Goods, Inc.	19,100	903,430
DSW, Inc., Class A	250	15,950
Finish Line, Inc., Class A	3,465	67,879
Five Below, Inc.*	609	23,075
Foot Locker, Inc.	13,382	458,200
GameStop Corp., Class A	26,230	733,653
Group 1 Automotive, Inc.	2,553	153,359
Guess?, Inc.	6,718	166,808
Haverty Furniture Cos., Inc.	2,092	43,011
hhgregg, Inc.*	1,402	15,492
Jos. A. Bank Clothiers, Inc.*	231	9,217
Kirkland’s, Inc.*	1,639	18,783
Lithia Motors, Inc., Class A	2,410	114,427
MarineMax, Inc.*	2,303	31,298
Men’s Wearhouse, Inc.	4,473	149,488
New York & Co., Inc.*	1,178	4,818
Office Depot, Inc.*	31,594	124,164
OfficeMax, Inc.	9,615	111,630
Orchard Supply Hardware Stores Corp., Class A*	203	804
Penske Automotive Group, Inc.	17,959	599,112
PEP Boys-Manny, Moe & Jack*	5,800	68,382
Perfumania Holdings, Inc.*	551	3,174
RadioShack Corp.	11,299	37,965
Rent-A-Center, Inc.	6,590	243,435
Restoration Hardware Holdings, Inc.*	444	15,540
Sally Beauty Holdings, Inc.*	1,030	30,261
Shoe Carnival, Inc.	1,554	31,764
Signet Jewelers Ltd.	9,467	634,289
Sonic Automotive, Inc., Class A	4,749	105,238

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Stage Stores, Inc.	3,392	$87,785
Staples, Inc.	153,680	2,063,922
Stein Mart, Inc.	3,032	25,408
Systemax, Inc.	1,008	9,979
Tiffany & Co.	7,800	542,412
West Marine, Inc.*	1,771	20,242
Wet Seal, Inc., Class A*	10,229	30,891
Williams-Sonoma, Inc.	4,304	221,742

		12,690,275

Textiles, Apparel & Luxury Goods (0.3%)
Cherokee, Inc.	55	754
Columbia Sportswear Co.	1,345	77,849
Culp, Inc.	960	15,274
Deckers Outdoor Corp.*	1,472	81,976
Delta Apparel, Inc.*	773	12,731
Fifth & Pacific Cos., Inc.*	12,521	236,396
G-III Apparel Group Ltd.*	1,643	65,901
Iconix Brand Group, Inc.*	7,189	185,979
Jones Group, Inc.	8,977	114,187
K-Swiss, Inc., Class A*	3,073	14,566
Maidenform Brands, Inc.*	769	13,481
Movado Group, Inc.	1,847	61,911
Perry Ellis International, Inc.	1,258	22,883
PVH Corp.	5,006	534,691
Quiksilver, Inc.*	14,432	87,602
R.G. Barry Corp.	94	1,259
Skechers U.S.A., Inc., Class A*	4,203	88,893
Unifi, Inc.*	1,554	29,681

		1,646,014

Total Consumer Discretionary		57,726,055

Consumer Staples (4.6%)
Beverages (0.7%)
Beam, Inc.	13,400	851,436
Central European Distribution Corp.*	407,503	136,514
Constellation Brands, Inc., Class A*	16,377	780,200
Craft Brew Alliance, Inc.*	703	5,230
Molson Coors Brewing Co., Class B	45,755	2,238,792

		4,012,172

Food & Staples Retailing (0.5%)
Andersons, Inc.	2,064	110,465
Arden Group, Inc., Class A	32	3,235
Harris Teeter Supermarkets, Inc.	64,114	2,738,309
Ingles Markets, Inc., Class A	1,388	29,814
Nash Finch Co.	1,339	26,218
Natural Grocers by Vitamin Cottage, Inc.*	476	10,734
Pantry, Inc.*	2,241	27,945
Rite Aid Corp.*	66,546	126,437
Spartan Stores, Inc.	2,451	43,015
SUPERVALU, Inc.	5,876	29,615
Susser Holdings Corp.*	744	38,026
Village Super Market, Inc., Class A	937	31,568
Weis Markets, Inc.	1,242	50,549

		3,265,930

Food Products (2.5%)
Alico, Inc.	230	10,637
Annie’s, Inc.*	173	6,619
B&G Foods, Inc.	36,820	1,122,642
Boulder Brands, Inc.*	6,662	59,825
Bunge Ltd.	16,400	1,210,812
Cal-Maine Foods, Inc.	231	9,831
Chiquita Brands International, Inc.*	5,041	39,118
ConAgra Foods, Inc.	121,065	4,335,338
Darling International, Inc.*	9,183	164,927
Dean Foods Co.*	2,867	51,979
Diamond Foods, Inc.*	2,383	40,177
Dole Food Co., Inc.*	4,070	44,363
Farmer Bros Co.*	701	10,305
Flowers Foods, Inc.	29,165	960,695
Fresh Del Monte Produce, Inc.	4,192	113,100
Green Mountain Coffee Roasters, Inc.*	2,362	134,067
Griffin Land & Nurseries, Inc.	284	8,534
Ingredion, Inc.	6,671	482,447
John B. Sanfilippo & Son, Inc.	889	17,762
Omega Protein Corp.*	2,088	22,446
Pilgrim’s Pride Corp.*	1,341	12,324
Post Holdings, Inc.*	135,858	5,832,384
Seaboard Corp.	35	98,000
Seneca Foods Corp., Class A*	907	29,949
Smithfield Foods, Inc.*	15,374	407,103
Snyders-Lance, Inc.	561	14,171
Tootsie Roll Industries, Inc.	145	4,344
TreeHouse Foods, Inc.*	1,288	83,913
WhiteWave Foods Co., Class A*	1,052	17,958

		15,345,770

Household Products (0.9%)
Central Garden & Pet Co., Class A*	3,749	30,817
Energizer Holdings, Inc.	39,161	3,905,526
Harbinger Group, Inc.*	4,473	36,947
Oil-Dri Corp. of America	571	15,548
Orchids Paper Products Co.	315	7,349
Spectrum Brands Holdings, Inc.	24,535	1,388,436

		5,384,623

Personal Products (0.0%)
Elizabeth Arden, Inc.*	423	17,026
Inter Parfums, Inc.	486	11,873
Nature’s Sunshine Products, Inc.	481	7,331
Nutraceutical International Corp.	981	17,020
Prestige Brands Holdings, Inc.*	1,899	48,785
Revlon, Inc., Class A*	1,238	27,682

		129,717

Tobacco (0.0%)
Alliance One International, Inc.*	9,825	38,220
Universal Corp.	2,547	142,734
Vector Group Ltd.	1,552	25,018

		205,972

Total Consumer Staples		28,344,184

Energy (6.2%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	4,325	227,236
Basic Energy Services, Inc.*	3,517	48,077
Bolt Technology Corp.	953	16,639
Bristow Group, Inc.	3,979	262,375
C&J Energy Services, Inc.*	3,516	80,516
Cal Dive International, Inc.*	10,839	19,510
Dawson Geophysical Co.*	892	26,760
Era Group, Inc.*	1,283	26,943
Exterran Holdings, Inc.*	7,181	193,887
Forbes Energy Services Ltd.*	1,620	5,962
Gulf Island Fabrication, Inc.	1,606	33,822
Gulfmark Offshore, Inc., Class A	21,104	822,212
Heckmann Corp.*	14,660	62,891
Helix Energy Solutions Group, Inc.*	54,321	1,242,865
Helmerich & Payne, Inc.	20,879	1,267,355
Hercules Offshore, Inc.*	17,513	129,946

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hornbeck Offshore Services, Inc.*	3,944	$183,238
Key Energy Services, Inc.*	16,837	136,043
Matrix Service Co.*	2,366	35,253
McDermott International, Inc.*	26,311	289,158
Mitcham Industries, Inc.*	535	9,052
Nabors Industries Ltd.	32,199	522,268
Natural Gas Services Group, Inc.*	1,456	28,043
Newpark Resources, Inc.*	10,084	93,580
Oil States International, Inc.*	807	65,827
Parker Drilling Co.*	12,856	55,024
Patterson-UTI Energy, Inc.	16,189	385,946
PHI, Inc. (Non-Voting)*	1,366	46,731
Pioneer Energy Services Corp.*	5,572	45,969
Rowan Cos., plc, Class A*	13,798	487,897
RPC, Inc.	854	12,955
SEACOR Holdings, Inc.	1,196	88,121
Solar Cayman Ltd.(b)*§†	141,300	14,130
Superior Energy Services, Inc.*	54,554	1,416,767
Tesco Corp.*	3,417	45,754
TETRA Technologies, Inc.*	8,553	87,754
Tidewater, Inc.	5,657	285,679
Unit Corp.*	5,387	245,378
Vantage Drilling Co.*	21,081	36,892
Willbros Group, Inc.*	3,377	33,162

		9,117,617

Oil, Gas & Consumable Fuels (4.7%)
Adams Resources & Energy, Inc.	281	14,331
Alon USA Energy, Inc.	393	7,487
Alpha Natural Resources, Inc.*	24,555	201,597
Amyris, Inc.*	3,376	10,398
Arch Coal, Inc.	23,661	128,479
Bill Barrett Corp.*	5,361	108,667
Bonanza Creek Energy, Inc.*	952	36,814
BPZ Resources, Inc.*	8,434	19,145
Callon Petroleum Co.*	4,446	16,450
Carrizo Oil & Gas, Inc.*	632	16,287
Cheniere Energy, Inc.*	8,279	231,812
Cimarex Energy Co.	35,025	2,642,286
Clayton Williams Energy, Inc.*	608	26,588
Cloud Peak Energy, Inc.*	6,813	127,948
Comstock Resources, Inc.*	5,332	86,645
Contango Oil & Gas Co.	128	5,132
Crimson Exploration, Inc.*	2,613	7,473
Crosstex Energy, Inc.	551	10,612
CVR Energy, Inc.	674	34,792
Delek U.S. Holdings, Inc.	2,004	79,078
Denbury Resources, Inc.*	85,705	1,598,398
Diamondback Energy, Inc.*	818	21,955
Emerald Oil, Inc.*	1,611	11,341
Endeavour International Corp.*	313	923
Energen Corp.	31,414	1,633,842
Energy XXI Bermuda Ltd.	2,434	66,253
EPL Oil & Gas, Inc.*	3,068	82,253
EQT Corp.	14,500	982,375
EXCO Resources, Inc.	13,647	97,303
Forest Oil Corp.*	13,059	68,690
Frontline Ltd.*	5,737	13,425
GasLog Ltd.	1,899	24,421
Gastar Exploration Ltd.*	6,938	12,211
Gevo, Inc.*	1,194	2,675
Green Plains Renewable Energy, Inc.*	2,837	32,455
Gulfport Energy Corp.*	5,652	259,031
Halcon Resources Corp.*	1,572	12,246
Hallador Energy Co.	647	4,464
Harvest Natural Resources, Inc.*	4,025	14,128
HollyFrontier Corp.	23,154	1,191,273
Knightsbridge Tankers Ltd.	2,851	23,378
Laredo Petroleum Holdings, Inc.*	199	3,640
Magnum Hunter Resources Corp.*	10,880	43,629
Matador Resources Co.*	307	2,720
McMoRan Exploration Co.*	11,338	185,376
Midstates Petroleum Co., Inc.*	1,515	12,953
Miller Energy Resources, Inc.*	3,264	12,109
Newfield Exploration Co.*	14,988	336,031
Noble Energy, Inc.	38,405	4,441,922
Nordic American Tankers Ltd.	5,988	69,161
PDC Energy, Inc.*	3,318	164,473
Pengrowth Energy Corp.	818,000	4,171,128
Penn Virginia Corp.	6,229	25,165
PetroQuest Energy, Inc.*	6,411	28,465
Plains Exploration & Production Co.*	14,298	678,726
QEP Resources, Inc.	105,000	3,343,200
Quicksilver Resources, Inc.*	13,287	29,896
Range Resources Corp.	10,300	834,712
Renewable Energy Group, Inc.*	942	7,244
Resolute Energy Corp.*	5,486	63,144
REX American Resources Corp.*	576	12,741
Rex Energy Corp.*	4,897	80,703
SandRidge Energy, Inc.*	54,503	287,231
Scorpio Tankers, Inc.*	11,923	106,353
SemGroup Corp., Class A*	4,810	248,773
Ship Finance International Ltd.	5,431	95,803
SM Energy Co.	1,180	69,880
Southwestern Energy Co.*	13,550	504,873
Stone Energy Corp.*	5,537	120,430
Swift Energy Co.*	4,731	70,066
Synergy Resources Corp.*	4,218	28,935
Teekay Corp.	4,028	144,847
Teekay Tankers Ltd., Class A	7,102	20,241
Tesoro Corp.	15,682	918,181
Triangle Petroleum Corp.*	5,006	33,040
Ultra Petroleum Corp.*	17,057	342,846
Uranium Energy Corp.*	5,079	11,174
W&T Offshore, Inc.	3,644	51,745
Warren Resources, Inc.*	6,363	20,425
Western Refining, Inc.	2,742	97,094
Westmoreland Coal Co.*	1,233	14,007
Whiting Petroleum Corp.*	15,215	773,531
World Fuel Services Corp.	5,554	220,605
WPX Energy, Inc.*	22,027	352,873
ZaZa Energy Corp.*	1,479	2,677

		29,047,829

Total Energy		38,165,446

Financials (24.8%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	1,453	223,137
American Capital Ltd.*	35,020	511,117
Apollo Investment Corp.	22,632	189,204
Ares Capital Corp.	89,326	1,616,801
Arlington Asset Investment Corp., Class A	1,580	40,780
Artio Global Investors, Inc.	3,404	9,259
BlackRock Kelso Capital Corp.	8,351	83,510
Calamos Asset Management, Inc., Class A	2,247	26,447
Capital Southwest Corp.	328	37,720
CIFC Corp.*	740	6,090
Cowen Group, Inc., Class A*	9,819	27,690
Duff & Phelps Corp., Class A	2,538	39,364

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
E*TRADE Financial Corp.*	31,533	$337,718
Evercore Partners, Inc., Class A	2,945	122,512
FBR & Co.*	967	18,305
Federated Investors, Inc., Class B	1,738	41,138
Fidus Investment Corp.	1,482	28,380
Fifth Street Finance Corp.	11,832	130,389
FXCM, Inc., Class A	2,533	34,651
GFI Group, Inc.	7,794	26,032
Gladstone Capital Corp.	2,488	22,890
Gladstone Investment Corp.	2,904	21,228
Golub Capital BDC, Inc.	2,013	33,235
GSV Capital Corp.*	2,191	18,098
Harris & Harris Group, Inc.*	3,716	13,378
Hercules Technology Growth Capital, Inc.	6,758	82,785
HFF, Inc., Class A	551	10,981
Horizon Technology Finance Corp.	849	12,404
ICG Group, Inc.*	3,888	48,522
INTL FCStone, Inc.*	1,435	24,983
Investment Technology Group, Inc.*	4,414	48,731
Janus Capital Group, Inc.	21,120	198,528
JMP Group, Inc.	1,778	12,286
KCAP Financial, Inc.	2,908	31,319
Knight Capital Group, Inc., Class A*	19,758	73,500
Legg Mason, Inc.	14,572	468,490
LPL Financial Holdings, Inc.	684	22,052
Main Street Capital Corp.	3,101	99,511
Manning & Napier, Inc.	1,522	25,174
MCG Capital Corp.	7,961	38,054
Medallion Financial Corp.	2,062	27,260
Medley Capital Corp.	3,196	50,657
MVC Capital, Inc.	2,705	34,705
New Mountain Finance Corp.	2,742	40,088
NGP Capital Resources Co.	2,550	18,130
OFS Capital Corp.	451	6,314
Oppenheimer Holdings, Inc., Class A	1,071	20,852
PennantPark Investment Corp.	7,304	82,462
Piper Jaffray Cos., Inc.*	1,652	56,664
Prospect Capital Corp.	22,305	243,348
Pzena Investment Management, Inc., Class A	474	3,081
Raymond James Financial, Inc.	45,529	2,098,887
Safeguard Scientifics, Inc.*	2,362	37,320
Solar Capital Ltd.	5,003	117,520
Solar Senior Capital Ltd.	1,203	23,098
Stellus Capital Investment Corp.	732	10,848
Stifel Financial Corp.*	3,854	133,618
SWS Group, Inc.*	3,064	18,537
TCP Capital Corp.	645	10,294
THL Credit, Inc.	1,644	24,627
TICC Capital Corp.	5,765	57,304
Triangle Capital Corp.	3,122	87,385
Virtus Investment Partners, Inc.*	322	59,982
Waddell & Reed Financial, Inc., Class A	23,700	1,037,586
Walter Investment Management Corp.*	3,979	148,218
WhiteHorse Finance, Inc.	513	8,121

		9,313,299

Commercial Banks (6.2%)
1st Source Corp.	1,689	40,029
1st United Bancorp, Inc./Florida	3,392	21,912
Access National Corp.	801	13,136
American National Bankshares, Inc.	862	18,585
Ameris Bancorp*	2,707	38,845
Ames National Corp.	899	18,753
Arrow Financial Corp.	1,085	26,734
Associated Banc-Corp.	19,274	292,772
BancFirst Corp.	738	30,775
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,234	80,009
Bancorp, Inc./Delaware*	3,483	48,240
BancorpSouth, Inc.	10,518	171,443
Bank of Hawaii Corp.	5,125	260,401
Bank of Kentucky Financial Corp.	691	18,954
Bank of Marin Bancorp/California	547	21,929
Bank of the Ozarks, Inc.	913	40,492
BankUnited, Inc.	4,005	102,608
Banner Corp.	2,097	66,748
Bar Harbor Bankshares	433	15,826
BBCN Bancorp, Inc.	8,640	112,838
Berkshire Bancorp, Inc./New York	458	3,824
BOK Financial Corp.	13,604	847,529
Boston Private Financial Holdings, Inc.	8,578	84,751
Bridge Bancorp, Inc.	957	20,585
Bridge Capital Holdings*	795	12,116
Bryn Mawr Bank Corp.	1,293	30,101
BSB Bancorp, Inc./Massachusetts*	931	12,857
C&F Financial Corp.	358	14,660
Camden National Corp.	864	28,581
Capital Bank Financial Corp., Class A*	1,001	17,177
Capital City Bank Group, Inc.*	1,349	16,660
CapitalSource, Inc.	130,373	1,254,188
Cardinal Financial Corp.	3,301	60,012
Cascade Bancorp*	582	3,934
Cathay General Bancorp	8,793	176,915
Center Bancorp, Inc.	1,119	13,909
Centerstate Banks, Inc.	3,310	28,400
Central Pacific Financial Corp.*	2,437	38,261
Century Bancorp, Inc./Massachusetts, Class A	363	12,309
Chemical Financial Corp.	3,127	82,490
CIT Group, Inc.*	19,700	856,556
Citizens & Northern Corp.	1,354	26,403
Citizens Republic Bancorp, Inc.*	4,426	99,806
City Holding Co.	1,678	66,768
City National Corp./California	17,573	1,035,225
CNB Financial Corp./Pennsylvania	1,475	25,149
CoBiz Financial, Inc.	3,783	30,567
Columbia Banking System, Inc.	4,507	99,064
Comerica, Inc.	44,600	1,603,370
Commerce Bancshares, Inc./Missouri	8,752	357,344
Community Bank System, Inc.	4,432	131,320
Community Trust Bancorp, Inc.	1,593	54,210
ConnectOne Bancorp, Inc.*	124	3,875
Crescent Financial Bancshares, Inc.* .	335	1,320
Cullen/Frost Bankers, Inc.	5,936	371,178
CVB Financial Corp.	9,830	110,784
Eagle Bancorp, Inc.*	2,010	43,999
East West Bancorp, Inc.	65,142	1,672,195
Enterprise Bancorp, Inc./Massachusetts	694	11,763
Enterprise Financial Services Corp.	2,021	28,981
F.N.B. Corp./Pennsylvania	15,618	188,978
Farmers National Banc Corp.	2,043	12,891
Fidelity Southern Corp.*	1,097	12,615
Financial Institutions, Inc.	1,520	30,339
First Bancorp, Inc./Maine	1,053	18,965

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
First Bancorp/North Carolina	1,816	$24,498
First BanCorp/Puerto Rico*	7,833	48,800
First Busey Corp.	8,423	38,493
First California Financial Group, Inc.*	2,552	21,743
First Citizens BancShares, Inc./North Carolina, Class A	523	95,552
First Commonwealth Financial Corp.	10,704	79,852
First Community Bancshares, Inc./Virginia	1,884	29,861
First Connecticut Bancorp, Inc./Connecticut	2,008	29,578
First Financial Bancorp	6,670	107,053
First Financial Bankshares, Inc.	3,521	171,121
First Financial Corp./Indiana	1,260	39,677
First Horizon National Corp.	28,023	299,286
First Interstate Bancsystem, Inc.	1,881	35,382
First Merchants Corp.	3,138	48,545
First Midwest Bancorp, Inc./Illinois	8,231	109,308
First Niagara Financial Group, Inc.	222,475	1,971,128
First of Long Island Corp.	735	21,793
First Republic Bank/California	41,030	1,584,579
FirstMerit Corp.	77,986	1,289,109
FNB United Corp.*	262	2,557
Fulton Financial Corp.	22,416	262,267
German American Bancorp, Inc.	1,411	32,467
Glacier Bancorp, Inc.	8,009	152,011
Great Southern Bancorp, Inc.	1,136	27,707
Guaranty Bancorp*	8,362	17,560
Hancock Holding Co.	8,471	261,923
Hanmi Financial Corp.*	3,572	57,152
Heartland Financial USA, Inc.	1,683	42,529
Heritage Commerce Corp.*	2,485	16,724
Heritage Financial Corp./Washington	1,724	24,998
Heritage Oaks Bancorp*	2,220	12,654
Home BancShares, Inc./Arkansas	2,462	92,744
HomeTrust Bancshares, Inc.*	2,377	37,557
Horizon Bancorp/Indiana	618	12,490
Hudson Valley Holding Corp.	1,751	26,107
Huntington Bancshares, Inc./Ohio	95,936	708,967
IBERIABANK Corp.	3,281	164,116
Independent Bank Corp./Massachusetts	2,470	80,497
International Bancshares Corp.	5,904	122,803
Investors Bancorp, Inc.	4,077	76,566
KeyCorp	141,685	1,411,183
Lakeland Bancorp, Inc.	3,030	29,845
Lakeland Financial Corp.	1,860	49,643
MainSource Financial Group, Inc.	2,280	32,011
MB Financial, Inc.	6,018	145,455
Mercantile Bank Corp.	960	16,042
Merchants Bancshares, Inc.	576	17,358
Metro Bancorp, Inc.*	1,561	25,819
MetroCorp Bancshares, Inc.*	1,785	18,011
Middleburg Financial Corp.	579	11,238
MidSouth Bancorp, Inc.	912	14,829
MidWestOne Financial Group, Inc.	753	17,929
National Bank Holdings Corp., Class A	668	12,224
National Bankshares, Inc./Virginia	738	25,778
National Penn Bancshares, Inc.	121,190	1,295,521
NBT Bancorp, Inc.	4,862	107,693
Northrim BanCorp, Inc.	704	15,819
Old National Bancorp/Indiana	11,100	152,625
OmniAmerican Bancorp, Inc.*	1,274	32,207
Oriental Financial Group, Inc.	5,089	78,930
Pacific Continental Corp.	1,974	22,050
Pacific Mercantile Bancorp*	1,162	6,798
PacWest Bancorp	3,433	99,935
Park National Corp.	1,299	90,657
Park Sterling Corp.*	4,636	26,147
Peapack-Gladstone Financial Corp.	1,004	14,970
Penns Woods Bancorp, Inc.	410	16,798
Peoples Bancorp, Inc./Ohio	1,254	28,077
Pinnacle Financial Partners, Inc.*	3,773	88,137
Popular, Inc.*	206,546	5,702,735
Preferred Bank/California*	1,311	20,688
PrivateBancorp, Inc.	7,088	134,034
Prosperity Bancshares, Inc.	5,305	251,404
Renasant Corp.	2,863	64,074
Republic Bancorp, Inc./Kentucky, Class A	1,102	24,949
S&T Bancorp, Inc.	3,242	60,107
Sandy Spring Bancorp, Inc.	2,645	53,164
SCBT Financial Corp.	1,786	90,014
Seacoast Banking Corp. of Florida*	8,628	18,033
Sierra Bancorp	1,407	18,502
Signature Bank/New York*	23,483	1,849,521
Simmons First National Corp., Class A	1,952	49,425
Southside Bancshares, Inc.	1,992	41,852
Southwest Bancorp, Inc./Oklahoma* .	2,138	26,853
State Bank Financial Corp.	3,421	56,002
StellarOne Corp.	2,589	41,812
Sterling Bancorp/New York	3,502	35,580
Sterling Financial Corp./Washington .	2,912	63,161
Suffolk Bancorp*	1,187	16,903
Sun Bancorp, Inc./New Jersey*	4,751	16,201
SunTrust Banks, Inc.	17,880	515,123
Susquehanna Bancshares, Inc.	20,828	258,892
SVB Financial Group*	4,923	349,238
SY Bancorp, Inc.	1,369	30,802
Synovus Financial Corp.	87,127	241,342
Taylor Capital Group, Inc.*	1,848	29,550
TCF Financial Corp.	18,016	269,519
Texas Capital Bancshares, Inc.*	573	23,178
Tompkins Financial Corp.	1,145	48,411
TowneBank/Virginia	3,010	45,060
Trico Bancshares	1,805	30,865
Trustmark Corp.	7,335	183,448
UMB Financial Corp.	3,623	177,781
Umpqua Holdings Corp.	12,425	164,756
Union First Market Bankshares Corp.	2,284	44,675
United Bankshares, Inc./West Virginia	4,678	124,482
United Community Banks, Inc./Georgia*	4,732	53,661
Univest Corp. of Pennsylvania	1,880	32,750
Valley National Bancorp	22,166	226,980
Virginia Commerce Bancorp, Inc.*	3,084	43,330
Washington Banking Co.	1,686	23,503
Washington Trust Bancorp, Inc.	1,633	44,712
Webster Financial Corp.	8,049	195,269
WesBanco, Inc.	2,663	63,779
West Bancorp, Inc.	1,860	20,646
West Coast Bancorp/Oregon	2,196	53,319
Westamerica Bancorp	1,430	64,822
Western Alliance Bancorp*	56,484	781,739
Wilshire Bancorp, Inc.*	7,020	47,596
Wintrust Financial Corp.	17,325	641,718
Zions Bancorp	56,116	1,402,339

		38,143,735

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.0%)
Asset Acceptance Capital Corp.*	1,765	$11,896
Asta Funding, Inc.	1,202	11,539
Cash America International, Inc.	1,900	99,693
DFC Global Corp.*	1,103	18,354
Encore Capital Group, Inc.*	522	15,712
EZCORP, Inc., Class A*	1,710	36,423
First Marblehead Corp.*	7,162	7,234
Nelnet, Inc., Class A	2,651	89,604
Nicholas Financial, Inc.	1,007	14,803

		305,258

Diversified Financial Services (0.1%)
California First National Bancorp	157	2,715
CBOE Holdings, Inc.	1,312	48,465
Gain Capital Holdings, Inc.	1,650	7,359
Marlin Business Services Corp.	904	20,964
MicroFinancial, Inc.	568	4,788
NASDAQ OMX Group, Inc.	12,908	416,928
NewStar Financial, Inc.*	2,997	39,650
PHH Corp.*	6,302	138,392
PICO Holdings, Inc.*	2,475	54,945
Resource America, Inc., Class A	1,255	12,500

		746,706

Insurance (8.6%)
Alleghany Corp.*	6,729	2,664,146
Allied World Assurance Co. Holdings AG	1,986	184,142
Alterra Capital Holdings Ltd.	56,011	1,764,347
American Equity Investment Life Holding Co.	61,752	919,487
American Financial Group, Inc./Ohio	8,814	417,607
American National Insurance Co.	789	68,540
American Safety Insurance Holdings Ltd.*	837	20,892
AMERISAFE, Inc.	2,076	73,781
Amtrust Financial Services, Inc.	2,534	87,803
Arch Capital Group Ltd.*	40,504	2,129,295
Argo Group International Holdings Ltd.	2,839	117,478
Aspen Insurance Holdings Ltd.	7,973	307,598
Assurant, Inc.	64,023	2,881,675
Assured Guaranty Ltd.	169,283	3,488,923
Axis Capital Holdings Ltd.	11,531	479,920
Baldwin & Lyons, Inc., Class B	976	23,219
Brown & Brown, Inc.	41,369	1,325,463
Citizens, Inc./Texas*	4,356	36,547
CNO Financial Group, Inc.	22,298	255,312
Crawford & Co., Class B	2,859	21,700
Donegal Group, Inc., Class A	771	11,773
Eastern Insurance Holdings, Inc.	688	12,907
EMC Insurance Group, Inc.	522	13,744
Employers Holdings, Inc.	2,876	67,442
Endurance Specialty Holdings Ltd.	4,322	206,635
Enstar Group Ltd.*	932	115,838
Everest Reinsurance Group Ltd.	5,884	764,096
FBL Financial Group, Inc., Class A	1,005	39,054
Fidelity National Financial, Inc., Class A	24,775	625,073
First American Financial Corp.	244,736	6,257,900
Fortegra Financial Corp.*	805	7,052
Genworth Financial, Inc., Class A*	54,495	544,950
Global Indemnity plc*	1,054	24,453
Greenlight Capital Reinsurance Ltd., Class A*	2,208	53,986
Hallmark Financial Services*	1,478	13,302
Hanover Insurance Group, Inc.	2,722	135,229
Hartford Financial Services Group, Inc.	155,635	4,015,383
HCC Insurance Holdings, Inc.	60,845	2,557,315
Health Insurance Innovations, Inc., Class A*	372	5,613
Hilltop Holdings, Inc.*	4,523	61,015
Homeowners Choice, Inc.	750	20,438
Horace Mann Educators Corp.	4,404	91,823
Independence Holding Co.	998	10,160
Infinity Property & Casualty Corp.	1,263	70,981
Investors Title Co.	126	8,703
Kansas City Life Insurance Co.	448	17,530
Kemper Corp.	5,417	176,648
Maiden Holdings Ltd.	5,708	60,448
Markel Corp.*	1,066	536,731
MBIA, Inc.*	336,861	3,459,562
Meadowbrook Insurance Group, Inc.	5,337	37,626
Mercury General Corp.	3,020	114,549
Montpelier Reinsurance Holdings Ltd.	4,655	121,263
National Financial Partners Corp.*	4,508	101,114
National Interstate Corp.	706	21,166
National Western Life Insurance Co., Class A	232	40,832
Navigators Group, Inc.*	590	34,663
Old Republic International Corp.	360,802	4,585,793
OneBeacon Insurance Group Ltd., Class A	2,611	35,301
PartnerReinsurance Ltd.	9,100	847,301
Phoenix Cos., Inc.*	642	19,754
Platinum Underwriters Holdings Ltd.	3,638	203,037
Primerica, Inc.	4,973	163,015
ProAssurance Corp.	6,824	322,980
Protective Life Corp.	8,995	322,021
Reinsurance Group of America, Inc.	45,728	2,728,590
RenaissanceReinsurance Holdings Ltd.	10,643	979,050
RLI Corp.	2,372	170,428
Safety Insurance Group, Inc.	1,435	70,530
Selective Insurance Group, Inc.	31,098	746,663
StanCorp Financial Group, Inc.	4,912	210,037
State Auto Financial Corp.	1,384	24,109
Stewart Information Services Corp.	2,192	55,830
Symetra Financial Corp.	8,575	114,991
Tower Group International Ltd.	2,083	38,431
United Fire Group, Inc.	2,276	57,970
Universal Insurance Holdings, Inc.	1,670	8,100
Validus Holdings Ltd.	9,877	369,103
W. R. Berkley Corp.	12,305	545,973
White Mountains Insurance Group Ltd.	624	353,883
XL Group plc	93,200	2,823,960

		53,521,722

Real Estate Investment Trusts (REITs) (5.9%)
AG Mortgage Investment Trust, Inc. (REIT)	3,260	83,032
Agree Realty Corp. (REIT)	1,585	47,709
Alexandria Real Estate Equities, Inc. (REIT)	6,941	492,672
American Assets Trust, Inc. (REIT) .	3,830	122,598
American Campus Communities, Inc. (REIT)	26,712	1,211,122
American Capital Mortgage Investment Corp. (REIT)	7,118	184,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
AmREIT, Inc. (REIT), Class B	302	$5,877
Anworth Mortgage Asset Corp. (REIT)	16,473	104,274
Apartment Investment & Management Co. (REIT), Class A	4,612	141,404
Apollo Commercial Real Estate Finance, Inc. (REIT)	3,761	66,156
Apollo Residential Mortgage, Inc. (REIT)	3,211	71,573
Ares Commercial Real Estate Corp. (REIT)	869	14,704
ARMOUR Residential REIT, Inc. (REIT)	42,148	275,226
Ashford Hospitality Trust, Inc. (REIT)	6,093	75,310
Associated Estates Realty Corp. (REIT)	3,128	58,306
BioMed Realty Trust, Inc. (REIT)	49,206	1,062,850
Brandywine Realty Trust (REIT)	16,251	241,327
BRE Properties, Inc. (REIT)	6,172	300,453
Camden Property Trust (REIT)	2,278	156,453
Campus Crest Communities, Inc. (REIT)	7,076	98,356
CapLease, Inc. (REIT)	8,194	52,196
Capstead Mortgage Corp. (REIT)	11,563	148,238
CBL & Associates Properties, Inc. (REIT)	16,557	390,745
Cedar Realty Trust, Inc. (REIT)	6,812	41,621
Chatham Lodging Trust (REIT)	1,973	34,745
Chesapeake Lodging Trust (REIT)	5,463	125,321
Chimera Investment Corp. (REIT)	114,358	364,802
Colonial Properties Trust (REIT)	9,886	223,523
Colony Financial, Inc. (REIT)	7,257	161,105
CommonWealth REIT (REIT)	13,182	295,804
Coresite Realty Corp. (REIT)	1,171	40,962
Corporate Office Properties Trust/Maryland (REIT)	9,050	241,454
Corrections Corp. of America (REIT)	51,362	2,006,713
Cousins Properties, Inc. (REIT)	530,585	5,671,954
CreXus Investment Corp. (REIT)	7,971	103,782
CubeSmart (REIT)	14,938	236,020
CyrusOne, Inc. (REIT)	1,649	37,663
CYS Investments, Inc. (REIT)	20,287	238,169
DCT Industrial Trust, Inc. (REIT)	30,555	226,107
DDR Corp. (REIT)	26,468	461,073
DiamondRock Hospitality Co. (REIT)	21,074	196,199
Digital Realty Trust, Inc. (REIT)	11,300	756,083
Douglas Emmett, Inc. (REIT)	15,591	388,684
Duke Realty Corp. (REIT)	35,803	607,935
DuPont Fabros Technology, Inc. (REIT)	3,735	90,648
Dynex Capital, Inc. (REIT)	6,731	71,887
EastGroup Properties, Inc. (REIT)	286	16,645
Education Realty Trust, Inc. (REIT)	12,689	133,615
EPR Properties (REIT)	5,386	280,341
Equity Lifestyle Properties, Inc. (REIT)	11,450	879,360
Equity One, Inc. (REIT)	6,363	152,521
Excel Trust, Inc. (REIT)	5,004	68,305
Extra Space Storage, Inc. (REIT)	4,537	178,168
Federal Realty Investment Trust (REIT)	1,585	171,243
FelCor Lodging Trust, Inc. (REIT)*	5,780	34,391
First Industrial Realty Trust, Inc. (REIT)	11,922	204,224
First Potomac Realty Trust (REIT)	5,914	87,705
Franklin Street Properties Corp. (REIT)	8,427	123,203
GEO Group, Inc. (REIT)	7,933	298,439
Getty Realty Corp. (REIT)	2,959	59,801
Gladstone Commercial Corp. (REIT)	1,445	28,134
Glimcher Realty Trust (REIT)	1,736	20,138
Government Properties Income Trust (REIT)	5,102	131,274
Gramercy Capital Corp./New York (REIT)*	5,387	28,066
Gyrodyne Co. of America, Inc. (REIT)	18	1,323
Hatteras Financial Corp. (REIT)	11,317	310,425
Healthcare Realty Trust, Inc. (REIT)	9,861	279,954
Hersha Hospitality Trust (REIT)	19,762	115,410
Highwoods Properties, Inc. (REIT)	1,680	66,478
Home Properties, Inc. (REIT)	2,666	169,078
Hospitality Properties Trust (REIT)	15,574	427,351
Hudson Pacific Properties, Inc. (REIT)	4,840	105,270
Inland Real Estate Corp. (REIT)	5,106	51,520
Invesco Mortgage Capital, Inc. (REIT)	15,388	329,149
Investors Real Estate Trust (REIT)	10,434	102,984
iStar Financial, Inc. (REIT)*	209,693	2,283,557
JAVELIN Mortgage Investment Corp. (REIT)	674	13,244
Kilroy Realty Corp. (REIT)	7,751	406,152
Kite Realty Group Trust (REIT)	7,226	48,703
LaSalle Hotel Properties (REIT)	10,698	271,515
Lexington Realty Trust (REIT)	17,035	201,013
Liberty Property Trust (REIT)	35,175	1,398,206
LTC Properties, Inc. (REIT)	2,780	113,229
Mack-Cali Realty Corp. (REIT)	9,898	283,182
Medical Properties Trust, Inc. (REIT)	16,891	270,932
MFA Financial, Inc. (REIT)	40,836	380,592
Mid-America Apartment Communities, Inc. (REIT)	288	19,889
Monmouth Real Estate Investment Corp. (REIT), Class A	2,805	31,276
National Retail Properties, Inc. (REIT)	12,977	469,378
New York Mortgage Trust, Inc. (REIT)	5,814	43,838
NorthStar Realty Finance Corp. (REIT)	21,742	206,114
One Liberty Properties, Inc. (REIT)	1,404	30,495
Parkway Properties, Inc./Maryland (REIT)	2,966	55,019
Pebblebrook Hotel Trust (REIT)	6,767	174,521
Pennsylvania Real Estate Investment Trust (REIT)	6,261	121,401
PennyMac Mortgage Investment Trust (REIT)	6,681	172,971
Piedmont Office Realty Trust, Inc. (REIT), Class A	19,363	379,321
Post Properties, Inc. (REIT)	3,579	168,571
Potlatch Corp. (REIT)	1,791	82,135
PS Business Parks, Inc. (REIT)	423	33,383
RAIT Financial Trust (REIT)	6,778	54,021
Ramco-Gershenson Properties Trust (REIT)	6,651	111,737
Rayonier, Inc. (REIT)	2,927	174,654
Realty Income Corp. (REIT)	21,885	992,485
Redwood Trust, Inc. (REIT)	8,901	206,325

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Regency Centers Corp. (REIT)	4,088	$216,296
Resource Capital Corp. (REIT)	12,174	80,470
Retail Opportunity Investments Corp. (REIT)	6,304	88,319
Retail Properties of America, Inc. (REIT), Class A	9,732	144,034
RLJ Lodging Trust (REIT)	13,741	312,745
Rouse Properties, Inc. (REIT)	2,589	46,861
Ryman Hospitality Properties (REIT)	1,187	54,305
Sabra Health Care REIT, Inc. (REIT)	4,251	123,322
Select Income REIT (REIT)	1,315	34,782
Senior Housing Properties Trust (REIT)	21,165	567,857
Silver Bay Realty Trust Corp. (REIT)	4,683	96,929
Sovran Self Storage, Inc. (REIT)	4,949	319,161
Spirit Realty Capital, Inc. (REIT)	2,975	56,525
STAG Industrial, Inc. (REIT)	4,233	90,036
Strategic Hotels & Resorts, Inc. (REIT)*	3,291	27,480
Summit Hotel Properties, Inc. (REIT)	6,236	65,291
Sunstone Hotel Investors, Inc. (REIT)*	18,035	222,011
Taubman Centers, Inc. (REIT)	4,535	352,188
Terreno Realty Corp. (REIT)	2,153	38,711
Two Harbors Investment Corp. (REIT)	40,417	509,658
UMH Properties, Inc. (REIT)	1,398	14,357
Universal Health Realty Income Trust (REIT)	605	34,915
Urstadt Biddle Properties, Inc. (REIT), Class A	618	13,448
Washington Real Estate Investment Trust (REIT)	5,266	146,605
Weingarten Realty Investors (REIT)	13,573	428,228
Western Asset Mortgage Capital Corp. (REIT)	2,178	50,617
Whitestone REIT (REIT)	1,732	26,223
Winthrop Realty Trust (REIT)	3,348	42,118
ZAIS Financial Corp. (REIT)*	480	9,902

		36,292,603

Real Estate Management & Development (1.3%)
Alexander & Baldwin, Inc.*	4,410	157,658
AV Homes, Inc.*	1,057	14,090
Consolidated-Tomoka Land Co.	508	19,939
Forest City Enterprises, Inc., Class A*	16,557	294,218
Forestar Group, Inc.*	3,829	83,702
Howard Hughes Corp.*	80,046	6,708,655
Jones Lang LaSalle, Inc.	4,894	486,513
Kennedy-Wilson Holdings, Inc.	5,357	83,087
Realogy Holdings Corp.*	4,022	196,434
St. Joe Co.*	6,373	135,426
Thomas Properties Group, Inc.	3,588	18,406

		8,198,128

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	9,666	95,307
Bank Mutual Corp.	5,386	29,785
BankFinancial Corp.	2,429	19,651
Beneficial Mutual Bancorp, Inc.*	3,163	32,579
Berkshire Hills Bancorp, Inc.	2,576	65,791
BofI Holding, Inc.*	1,130	40,544
Brookline Bancorp, Inc.	7,886	72,078
Cape Bancorp, Inc.	978	8,958
Capitol Federal Financial, Inc.	17,019	205,419
Charter Financial Corp./Georgia	795	10,168
Clifton Savings Bancorp, Inc.	909	11,326
Dime Community Bancshares, Inc.	3,595	51,624
Doral Financial Corp.*	15,247	10,745
ESB Financial Corp.	1,192	16,318
ESSA Bancorp, Inc.	1,023	11,089
EverBank Financial Corp.	2,574	39,640
Farmer Mac, Class C	1,129	34,762
First Defiance Financial Corp.	990	23,087
First Federal Bancshares of Arkansas, Inc.*	263	2,630
First Financial Holdings, Inc.	1,810	37,938
First Financial Northwest, Inc.*	1,734	13,543
First PacTrust Bancorp, Inc.	1,103	12,574
Flushing Financial Corp.	3,523	59,680
Fox Chase Bancorp, Inc.	1,397	23,595
Franklin Financial Corp./Virginia	1,422	25,951
Heritage Financial Group, Inc.	831	12,033
Hingham Institution for Savings	127	8,852
Home Bancorp, Inc.*	789	14,683
Home Federal Bancorp, Inc./Idaho	1,552	19,866
Home Loan Servicing Solutions Ltd.	5,957	138,977
HomeStreet, Inc.*	976	21,804
Hudson City Bancorp, Inc.	58,460	505,094
Kearny Financial Corp.*	1,819	18,554
Meridian Interstate Bancorp, Inc.*	954	17,887
MGIC Investment Corp.*	508,708	2,518,105
NASB Financial, Inc.*	461	9,704
Northfield Bancorp, Inc./New Jersey .	2,347	26,662
Northwest Bancshares, Inc.	10,919	138,562
OceanFirst Financial Corp.	1,608	23,187
Ocwen Financial Corp.*	11,283	427,851
Oritani Financial Corp.	3,388	52,480
Peoples Federal Bancshares, Inc.	678	12,950
People’s United Financial, Inc.	29,219	392,703
Provident Financial Holdings, Inc.	1,085	18,456
Provident Financial Services, Inc.	6,711	102,477
Provident New York Bancorp	4,099	37,178
Radian Group, Inc.	96,832	1,037,071
Rockville Financial, Inc.	3,234	41,913
Roma Financial Corp.	898	14,422
SI Financial Group, Inc.	1,182	14,290
Simplicity Bancorp, Inc.	954	14,339
Territorial Bancorp, Inc.	1,218	28,964
TFS Financial Corp.*	8,755	94,817
Tree.com, Inc.	233	4,308
TrustCo Bank Corp./New York	10,535	58,785
United Financial Bancorp, Inc.	1,952	29,670
ViewPoint Financial Group, Inc.	3,779	75,996
Walker & Dunlop, Inc.*	1,311	23,559
Washington Federal, Inc.	11,845	207,287
Waterstone Financial, Inc.*	759	6,277
Westfield Financial, Inc.	2,468	19,201
WSFS Financial Corp.	855	41,587

		7,185,333

Total Financials		153,706,784

Health Care (5.8%)
Biotechnology (0.2%)
Agenus, Inc.*	975	3,793
AMAG Pharmaceuticals, Inc.*	513	12,235
Arena Pharmaceuticals, Inc.*	2,796	22,955
Astex Pharmaceuticals*	10,470	46,696
AVEO Pharmaceuticals, Inc.*	338	2,484
Codexis, Inc.*	2,891	6,910
Curis, Inc.*	2,037	6,681

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cytori Therapeutics, Inc.*	1,483	$3,722
Durata Therapeutics, Inc.*	208	1,872
Dynavax Technologies Corp.*	2,271	5,042
Emergent Biosolutions, Inc.*	2,335	32,643
Enzon Pharmaceuticals, Inc.	4,007	15,227
Geron Corp.*	14,772	15,806
GTx, Inc.*	663	2,752
Hyperion Therapeutics, Inc.*	78	2,014
Idenix Pharmaceuticals, Inc.*	980	3,489
ImmunoGen, Inc.*	2,206	35,428
Intercept Pharmaceuticals, Inc.*	68	2,543
InterMune, Inc.*	3,947	35,720
KYTHERA Biopharmaceuticals, Inc.*	77	1,876
Lexicon Pharmaceuticals, Inc.*	13,813	30,112
LipoScience, Inc.*	197	2,071
Maxygen, Inc.	3,001	7,232
Momenta Pharmaceuticals, Inc.*	3,260	43,488
Myriad Genetics, Inc.*	33,930	861,822
NPS Pharmaceuticals, Inc.*	3,273	33,352
PDL BioPharma, Inc.	2,241	16,382
Regulus Therapeutics, Inc.*	277	2,147
Repligen Corp.*	456	3,151
Rigel Pharmaceuticals, Inc.*	1,501	10,192
Targacept, Inc.*	3,045	13,033
Tesaro, Inc.*	91	1,998
Vical, Inc.*	941	3,745
XOMA Corp.*	848	2,960

		1,291,573

Health Care Equipment & Supplies (1.6%)
Alere, Inc.*	8,890	226,962
Alphatec Holdings, Inc.*	6,446	13,601
AngioDynamics, Inc.*	2,628	30,038
ArthroCare Corp.*	544	18,909
Boston Scientific Corp.*	333,880	2,607,603
CareFusion Corp.*	16,420	574,536
Cerus Corp.*	623	2,754
CONMED Corp.	3,148	107,221
Cooper Cos., Inc.	3,684	397,430
CryoLife, Inc.	3,037	18,252
Cynosure, Inc., Class A*	636	16,644
Derma Sciences, Inc.*	1,156	13,964
Exactech, Inc.*	745	15,414
Globus Medical, Inc., Class A*	317	4,654
Greatbatch, Inc.*	44,377	1,325,541
Hill-Rom Holdings, Inc.	6,922	243,793
Hologic, Inc.*	53,215	1,202,659
ICU Medical, Inc.*	139	8,194
Integra LifeSciences Holdings Corp.*	954	37,216
Invacare Corp.	3,448	44,996
Merit Medical Systems, Inc.*	4,487	55,011
Natus Medical, Inc.*	1,307	17,566
NuVasive, Inc.*	3,589	76,482
Orthofix International N.V*	39,707	1,424,290
Palomar Medical Technologies, Inc.*	2,106	28,410
PhotoMedex, Inc.*	225	3,620
Rochester Medical Corp.*	193	2,822
RTI Biologics, Inc.*	5,712	22,505
Sirona Dental Systems, Inc.*	5,040	371,599
Solta Medical, Inc.*	7,251	15,952
STERIS Corp.	1,717	71,444
SurModics, Inc.*	1,083	29,512
Symmetry Medical, Inc.*	2,909	33,308
Teleflex, Inc.	4,515	381,563
Tornier N.V.*	511	9,632
West Pharmaceutical Services, Inc.	1,360	88,318
Wright Medical Group, Inc.*	4,460	106,193
Zeltiq Aesthetics, Inc.*	1,127	4,305

		9,652,913

Health Care Providers & Services (2.2%)
Almost Family, Inc.	909	18,571
Amedisys, Inc.*	3,368	37,452
AMN Healthcare Services, Inc.*	2,213	35,032
Amsurg Corp.*	2,303	77,473
Assisted Living Concepts, Inc., Class A	2,163	25,718
BioScrip, Inc.*	3,602	45,781
Brookdale Senior Living, Inc.*	10,830	301,940
Capital Senior Living Corp.*	471	12,449
Chindex International, Inc.*	1,291	17,738
Community Health Systems, Inc.	32,206	1,526,242
Coventry Health Care, Inc.	14,868	699,242
Cross Country Healthcare, Inc.*	2,889	15,341
DaVita HealthCare Partners, Inc.*	2,900	343,911
Ensign Group, Inc.	736	24,582
ExamWorks Group, Inc.*	2,690	46,591
Five Star Quality Care, Inc.*	4,770	31,911
Gentiva Health Services, Inc.*	3,367	36,431
Hanger, Inc.*	17,675	557,293
Health Management Associates, Inc., Class A*	28,483	366,576
Health Net, Inc.*	9,216	263,762
HealthSouth Corp.*	1,609	42,429
Healthways, Inc.*	3,786	46,379
Kindred Healthcare, Inc.*	5,790	60,969
Laboratory Corp. of America Holdings*	7,400	667,480
LHC Group, Inc.*	1,541	33,116
LifePoint Hospitals, Inc.*	5,435	263,380
Magellan Health Services, Inc.*	2,907	138,286
MEDNAX, Inc.*	20,068	1,798,695
Molina Healthcare, Inc.*	3,058	94,401
National Healthcare Corp.	1,173	53,630
Omnicare, Inc.	11,604	472,515
Owens & Minor, Inc.	1,045	34,025
Patterson Cos., Inc.	697	26,514
PDI, Inc.*	988	5,829
PharMerica Corp.*	3,343	46,802
Providence Service Corp.*	1,094	20,228
Quest Diagnostics, Inc.	53,705	3,031,647
Select Medical Holdings Corp.	3,886	34,974
Skilled Healthcare Group, Inc., Class A*	176	1,156
Team Health Holdings, Inc.*	28,100	1,022,278
Tenet Healthcare Corp.*	10,815	514,578
Triple-S Management Corp., Class B*	2,062	35,920
Universal American Corp.	4,250	35,403
Universal Health Services, Inc., Class B	9,361	597,887
Vanguard Health Systems, Inc.*	344	5,115
VCA Antech, Inc.*	9,709	228,064
WellCare Health Plans, Inc.*	2,495	144,610

		13,940,346

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	19,013	258,387
Greenway Medical Technologies*	214	3,403
MedAssets, Inc.*	4,304	82,852
Merge Healthcare, Inc.*	1,542	4,456
Omnicell, Inc.*	3,348	63,210

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Vocera Communications, Inc.*	453	$10,419

		422,727

Life Sciences Tools & Services (0.8%)
Affymetrix, Inc.*	7,975	37,642
Bio-Rad Laboratories, Inc., Class A*	2,236	281,736
Cambrex Corp.*	1,648	21,078
Charles River Laboratories International, Inc.*	1,998	88,452
Covance, Inc.*	5,769	428,752
Harvard Bioscience, Inc.*	2,608	14,735
Life Technologies Corp.*	18,440	1,191,777
Pacific Biosciences of California, Inc.*	4,106	10,224
PerkinElmer, Inc.	61,844	2,080,432
QIAGEN N.V.*	26,243	553,202
Sequenom, Inc.*	3,120	12,948

		4,720,978

Pharmaceuticals (0.9%)
Actavis, Inc.*	12,100	1,114,531
AVANIR Pharmaceuticals, Inc., Class A*	966	2,647
Cornerstone Therapeutics, Inc.*	840	5,939
Cumberland Pharmaceuticals, Inc.*	586	2,918
Endo Health Solutions, Inc.*	4,560	140,266
Forest Laboratories, Inc.*	112,385	4,275,126
Hi-Tech Pharmacal Co., Inc.	758	25,097
Horizon Pharma, Inc.*	1,796	4,867
Lannett Co., Inc.*	1,791	18,107
Nektar Therapeutics*	3,788	41,668
Supernus Pharmaceuticals, Inc.*	397	2,231
Transcept Pharmaceuticals, Inc.*	1,228	5,882
ViroPharma, Inc.*	7,339	184,649
XenoPort, Inc.*	669	4,783

		5,828,711

Total Health Care		35,857,248

Industrials (11.4%)
Aerospace & Defense (1.1%)
AAR Corp.	4,433	81,523
Aerovironment, Inc.*	792	14,359
Alliant Techsystems, Inc	3,651	264,442
American Science & Engineering, Inc.	720	43,913
API Technologies Corp.*	3,636	9,017
Cubic Corp.	836	35,714
Curtiss-Wright Corp.	5,201	180,475
DigitalGlobe, Inc.*	3,171	91,674
Esterline Technologies Corp.*	3,413	258,364
Exelis, Inc.	311,559	3,392,878
GenCorp, Inc.*	1,464	19,471
Hexcel Corp.*	24,100	699,141
Huntington Ingalls Industries, Inc.	5,489	292,728
KEYW Holding Corp.*	1,577	25,437
Kratos Defense & Security Solutions, Inc.*	4,451	22,389
LMI Aerospace, Inc.*	891	18,524
Moog, Inc., Class A*	4,452	204,035
National Presto Industries, Inc.	484	38,962
Orbital Sciences Corp.*	6,468	107,951
SIFCO Industries, Inc.	149	2,743
Spirit AeroSystems Holdings, Inc., Class A*	10,253	194,704
Sypris Solutions, Inc.	339	1,417
Teledyne Technologies, Inc.*	2,670	209,435
Triumph Group, Inc.	3,649	286,446

		6,495,742

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.* .	6,036	35,190
Atlas Air Worldwide Holdings, Inc.* .	13,643	556,089
Hub Group, Inc., Class A*	57,870	2,225,680
Pacer International, Inc.*	3,384	17,021
UTi Worldwide, Inc.	11,467	166,042

		3,000,022

Airlines (0.8%)
Alaska Air Group, Inc.*	432	27,631
Copa Holdings S.A., Class A	718	85,880
Hawaiian Holdings, Inc.*	2,641	15,212
JetBlue Airways Corp.*	26,121	180,235
Republic Airways Holdings, Inc.*	2,471	28,515
SkyWest, Inc.	5,172	83,011
Southwest Airlines Co.	308,283	4,155,655
Spirit Airlines, Inc.*	23,400	593,424

		5,169,563

Building Products (1.0%)
A.O. Smith Corp.	3,144	231,304
American Woodmark Corp.*	897	30,525
Apogee Enterprises, Inc.	3,192	92,408
Fortune Brands Home & Security, Inc.*	35,452	1,326,968
Gibraltar Industries, Inc.*	3,435	62,689
Griffon Corp.	4,963	59,159
Insteel Industries, Inc.	1,799	29,360
Masco Corp	23,700	479,925
NCI Building Systems, Inc.*	2,065	35,869
Owens Corning, Inc.*	13,508	532,620
PGT, Inc.*	987	6,781
Quanex Building Products Corp.	4,155	66,896
Simpson Manufacturing Co., Inc.	3,952	120,971
Universal Forest Products, Inc.	2,174	86,547
USG Corp.*	120,000	3,172,800

		6,334,822

Commercial Services & Supplies (0.9%)
A.T. Cross Co., Class A*	161	2,217
ABM Industries, Inc.	5,966	132,684
ACCO Brands Corp.*	6,952	46,439
ARC Document Solutions, Inc.*	3,411	10,165
Avery Dennison Corp.	11,495	495,090
Brink’s Co.	25,800	729,108
Casella Waste Systems, Inc., Class A*	3,702	16,178
CECO Environmental Corp.	247	3,194
Cenveo, Inc.*	6,186	13,300
Cintas Corp.	6,374	281,285
CompX International, Inc.	140	1,774
Consolidated Graphics, Inc.*	807	31,554
Courier Corp.	1,211	17,450
Covanta Holding Corp.	11,260	226,889
Deluxe Corp.	1,915	79,281
EnergySolutions, Inc.*	6,255	23,456
EnerNOC, Inc.*	1,741	30,241
Ennis, Inc.	2,959	44,592
G&K Services, Inc., Class A	2,129	96,891
HNI Corp.	268	9,511
Intersections, Inc.	313	2,945
KAR Auction Services, Inc.	3,194	63,976
Kimball International, Inc., Class B	3,703	33,549
Knoll, Inc.	1,636	29,661
McGrath RentCorp	1,357	42,203
Metalico, Inc.*	4,540	7,355
Mobile Mini, Inc.*	4,242	124,842
Multi-Color Corp.	1,434	36,983

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
NL Industries, Inc.	687	$8,539
Performant Financial Corp.*	370	4,544
Pitney Bowes, Inc.	7,212	107,170
Quad/Graphics, Inc.	2,782	66,601
R.R. Donnelley & Sons Co.	19,988	240,855
Schawk, Inc.	1,407	15,463
Steelcase, Inc., Class A	7,298	107,500
Swisher Hygiene, Inc.*	12,651	16,320
Tetra Tech, Inc.*	37,185	1,133,771
TMS International Corp., Class A*	745	9,834
TRC Cos., Inc.*	344	2,219
U.S. Ecology, Inc.	751	19,939
UniFirst Corp.	1,627	147,243
United Stationers, Inc.	4,179	161,518
Viad Corp.	2,278	63,009
Waste Connections, Inc.	24,678	887,914

		5,625,252

Construction & Engineering (1.3%)
AECOM Technology Corp.*	11,628	381,399
Aegion Corp.*	3,760	87,044
Ameresco, Inc., Class A*	558	4,129
Argan, Inc.	891	13,285
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,123	318,138
Comfort Systems USA, Inc.	2,988	42,101
Dycom Industries, Inc.*	502	9,884
EMCOR Group, Inc.	7,435	315,170
Furmanite Corp.*	4,172	27,911
Granite Construction, Inc.	4,294	136,721
Great Lakes Dredge & Dock Corp.	5,958	40,097
Jacobs Engineering Group, Inc.*	31,600	1,777,184
KBR, Inc.	16,451	527,748
Layne Christensen Co.*	138,148	2,953,604
Michael Baker Corp.	1,004	24,598
MYR Group, Inc.*	1,035	25,420
Northwest Pipe Co.*	1,036	28,987
Orion Marine Group, Inc.*	2,952	29,343
Pike Electric Corp.	1,961	27,905
Primoris Services Corp.	2,458	54,346
Quanta Services, Inc.*	23,230	663,913
Sterling Construction Co., Inc.*	1,662	18,099
Tutor Perini Corp.*	3,915	75,560
URS Corp.	8,381	397,343

		7,979,929

Electrical Equipment (0.9%)
American Superconductor Corp.*	3,990	10,613
Babcock & Wilcox Co.	135,000	3,835,350
Belden, Inc.	578	29,854
Brady Corp., Class A	5,448	182,671
Encore Wire Corp.	1,779	62,301
EnerSys, Inc.*	3,377	153,924
Enphase Energy, Inc.*	295	1,829
Franklin Electric Co., Inc.	278	9,332
FuelCell Energy, Inc.*	12,604	11,896
Generac Holdings, Inc.	1,542	54,494
General Cable Corp.*	5,199	190,439
Global Power Equipment Group, Inc.	1,949	34,341
GrafTech International Ltd.*	13,041	100,155
Hubbell, Inc., Class B	1,133	110,026
II-VI, Inc.*	887	15,114
LSI Industries, Inc.	2,286	15,956
Powell Industries, Inc.*	591	31,069
Preformed Line Products Co.	228	15,953
Regal-Beloit Corp.	4,614	376,318
Solarcity Corp.*	721	13,613
Vicor Corp.*	1,742	8,658

		5,263,906

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	6,285	426,060

Machinery (3.0%)
Accuride Corp.*	4,890	26,357
Actuant Corp., Class A	6,517	199,550
AGCO Corp.	10,767	561,176
Alamo Group, Inc.	706	27,004
Albany International Corp., Class A	3,042	87,914
Altra Holdings, Inc.	1,384	37,672
American Railcar Industries, Inc.	1,070	50,012
Ampco-Pittsburgh Corp.	916	17,322
Astec Industries, Inc.	2,214	77,335
Barnes Group, Inc.	6,045	174,882
Briggs & Stratton Corp.	5,431	134,689
Cascade Corp.	986	64,070
CIRCOR International, Inc.	1,780	75,650
Colfax Corp.*	3,807	177,178
Columbus McKinnon Corp.*	2,196	42,273
Crane Co.	5,420	302,761
Douglas Dynamics, Inc.	2,495	34,481
Dover Corp.	55,775	4,064,882
Dynamic Materials Corp.	941	16,373
Eastern Co.	669	11,734
Energy Recovery, Inc.*	4,696	17,375
EnPro Industries, Inc.*	1,059	54,189
ESCO Technologies, Inc.	5,120	209,203
ExOne Co.*	190	6,365
Federal Signal Corp.*	6,374	51,884
Flow International Corp.*	4,198	16,414
FreightCar America, Inc.	1,329	28,999
Gardner Denver, Inc.	5,576	418,813
Greenbrier Cos., Inc.*	2,587	58,751
Hardinge, Inc.	1,266	17,256
Harsco Corp.	8,998	222,880
Hurco Cos., Inc.*	698	19,006
Hyster-Yale Materials Handling, Inc.	1,211	69,136
IDEX Corp.	7,509	401,131
ITT Corp.	47,380	1,347,013
Kadant, Inc.*	1,321	33,025
Kaydon Corp.	3,633	92,932
Kennametal, Inc.	49,423	1,929,474
L.B. Foster Co., Class A	1,011	44,777
Lydall, Inc.*	1,902	29,196
Manitowoc Co., Inc.	3,572	73,440
Meritor, Inc.*	8,388	39,675
Met-Pro Corp.	1,609	16,621
Miller Industries, Inc.	1,212	19,453
Mueller Industries, Inc.	1,854	98,800
Mueller Water Products, Inc., Class A	6,137	36,392
Navistar International Corp.*	7,838	270,960
NN, Inc.*	1,904	18,012
Nordson Corp.	524	34,558
Oshkosh Corp.*	10,161	431,741
Parker Hannifin Corp.	8,140	745,461
Pentair Ltd. (Registered)	23,365	1,232,504
PMFG, Inc.*	2,334	14,401
Rexnord Corp.*	2,448	51,971
Snap-on, Inc.	5,166	427,228
SPX Corp.	3,634	286,941
Standex International Corp.	1,103	60,908

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Terex Corp.*	12,285	$422,850
Timken Co.	8,841	500,224
Trimas Corp.*	291	9,449
Trinity Industries, Inc.	8,924	404,525
Twin Disc, Inc.	953	23,901
WABCO Holdings, Inc.*	486	34,307
Watts Water Technologies, Inc., Class A	3,041	145,938
Xylem, Inc.	79,000	2,177,240

		18,828,634

Marine (0.0%)
Genco Shipping & Trading Ltd.*	3,586	10,328
International Shipholding Corp.	651	11,848
Kirby Corp.*	1,606	123,341
Matson, Inc.	4,330	106,518
Rand Logistics, Inc.*	1,859	11,386

		263,421

Professional Services (0.5%)
CBIZ, Inc.*	4,084	26,056
CDI Corp.	1,289	22,171
CRA International, Inc.*	1,114	24,920
Dolan Co.*	3,413	8,157
Dun & Bradstreet Corp.	1,481	123,886
Equifax, Inc.	1,323	76,192
Franklin Covey Co.*	495	7,192
FTI Consulting, Inc.*	4,642	174,818
GP Strategies Corp.*	169	4,032
Heidrick & Struggles International, Inc.	2,048	30,618
Hill International, Inc.*	2,396	7,164
Hudson Global, Inc.*	3,888	15,319
ICF International, Inc.*	2,187	59,486
Kelly Services, Inc., Class A	3,028	56,563
Kforce, Inc.	247	4,043
Korn/Ferry International*	5,301	94,676
Manpower, Inc.	8,888	504,127
Navigant Consulting, Inc.*	5,727	75,253
Pendrell Corp.*	17,320	28,751
Resources Connection, Inc.	4,809	61,074
Robert Half International, Inc.	31,200	1,170,936
RPX Corp.*	194	2,737
Towers Watson & Co., Class A	6,728	466,385
TrueBlue, Inc.*	1,244	26,298
VSE Corp.	358	8,947
WageWorks, Inc.*	295	7,384

		3,087,185

Road & Rail (0.7%)
Amerco, Inc.	958	166,251
Arkansas Best Corp.	2,855	33,346
Con-way, Inc.	2,786	98,095
Genesee & Wyoming, Inc., Class A* .	12,400	1,154,564
Heartland Express, Inc.	1,153	15,381
Hertz Global Holdings, Inc.*	82,749	1,841,993
Kansas City Southern	5,100	565,590
Marten Transport Ltd.	1,749	35,207
Patriot Transportation Holding, Inc.*	742	20,642
Quality Distribution, Inc.*	1,585	13,330
Roadrunner Transportation Systems, Inc.*	708	16,284
Ryder System, Inc.	5,690	339,978
Saia, Inc.*	1,481	53,568
Universal Truckload Services, Inc.*	629	14,675
Werner Enterprises, Inc.	676	16,319

		4,385,223

Trading Companies & Distributors (0.6%)
Aceto Corp.	2,324	25,727
Air Lease Corp.	7,432	217,906
Aircastle Ltd.	6,083	83,215
Applied Industrial Technologies, Inc.	371	16,695
BlueLinx Holdings, Inc.*	2,810	8,009
CAI International, Inc.*	950	27,379
Edgen Group, Inc.*	1,276	9,226
GATX Corp.	5,192	269,828
H&E Equipment Services, Inc.	1,448	29,539
Houston Wire & Cable Co.	1,266	16,395
MRC Global, Inc.*	938	30,888
Rush Enterprises, Inc., Class A*	3,647	87,966
SeaCube Container Leasing Ltd.	1,103	25,325
TAL International Group, Inc.	32,056	1,452,457
United Rentals, Inc.*	19,000	1,044,430
WESCO International, Inc.*	4,837	351,215
Willis Lease Finance Corp.*	469	7,091

		3,703,291

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,420	20,902

Total Industrials		70,583,952

Information Technology (7.4%)
Communications Equipment (0.6%)
Anaren, Inc.*	1,230	23,850
Arris Group, Inc.*	10,957	188,132
Aviat Networks, Inc.*	6,602	22,249
Bel Fuse, Inc., Class B	1,134	17,702
Black Box Corp.	1,779	38,800
Brocade Communications Systems, Inc.*	50,872	293,531
Calix, Inc.*	2,909	23,708
Ciena Corp.*	2,773	44,396
Comtech Telecommunications Corp.	1,844	44,772
Digi International, Inc.*	2,891	25,817
EchoStar Corp., Class A*	3,149	122,717
Emulex Corp.*	9,854	64,347
Finisar Corp.*	10,143	133,786
Globecomm Systems, Inc.*	602	7,230
Harmonic, Inc.*	12,928	74,853
Infinera Corp.*	1,290	9,030
JDS Uniphase Corp.*	25,628	342,646
Juniper Networks, Inc.*	83,255	1,543,548
KVH Industries, Inc.*	274	3,718
Loral Space & Communications, Inc.	80	4,950
NETGEAR, Inc.*	2,316	77,609
Oclaro, Inc.*	8,059	10,154
Oplink Communications, Inc.*	2,152	35,293
Palo Alto Networks, Inc.*	188	10,641
PC-Tel, Inc.	2,032	14,427
Plantronics, Inc.	3,152	139,287
Polycom, Inc.*	19,844	219,872
Ruckus Wireless, Inc.*	471	9,891
ShoreTel, Inc.*	644	2,338
Sonus Networks, Inc.*	21,368	55,343
Symmetricom, Inc.*	4,743	21,533
Tellabs, Inc.	40,365	84,363
Telular Corp.	707	7,112
Tessco Technologies, Inc.	285	6,167
Westell Technologies, Inc., Class A*	5,497	11,049

		3,734,861

Computers & Peripherals (0.3%)
Avid Technology, Inc.*	3,036	19,036

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Diebold, Inc.	6,464	$195,989
Electronics for Imaging, Inc.*	4,676	118,583
Imation Corp.*	3,550	13,561
Immersion Corp.*	110	1,291
Intermec, Inc.*	5,928	58,272
Intevac, Inc.*	2,727	12,871
Lexmark International, Inc., Class A	7,239	191,110
OCZ Technology Group, Inc.*	7,626	13,727
QLogic Corp.*	7,511	87,128
Quantum Corp.*	24,989	31,986
Silicon Graphics International Corp.*	3,401	46,764
STEC, Inc.*	3,996	17,662
Stratasys Ltd.*	1,890	140,276
Super Micro Computer, Inc.*	343	3,872
Synaptics, Inc.*	19,200	781,248

		1,733,376

Electronic Equipment, Instruments & Components (1.4%)
Aeroflex Holding Corp.*	2,227	17,504
Agilysys, Inc.*	1,619	16,093
Amphenol Corp., Class A	11,300	843,545
Anixter International, Inc.	1,259	88,029
Arrow Electronics, Inc.*	11,733	476,594
Audience, Inc.*	582	8,875
Avnet, Inc.*	15,199	550,204
AVX Corp.	5,263	62,630
Benchmark Electronics, Inc.*	6,282	113,202
Checkpoint Systems, Inc.*	4,542	59,319
Coherent, Inc.	1,865	105,820
CTS Corp.	3,853	40,225
Daktronics, Inc.	3,001	31,511
Echelon Corp.*	1,926	4,699
Electro Rent Corp.	1,873	34,725
Electro Scientific Industries, Inc.	2,619	28,940
Fabrinet*	2,492	36,408
FEI Co.	269	17,364
FLIR Systems, Inc.	44,218	1,150,111
Gerber Scientific, Inc. (Escrow Shares)(b)*†	3,050	30
GSI Group, Inc.*	3,092	26,375
Ingram Micro, Inc., Class A*	16,812	330,860
Insight Enterprises, Inc.*	4,872	100,461
Itron, Inc.*	4,428	205,459
Jabil Circuit, Inc.	70,597	1,304,633
Kemet Corp.*	5,001	31,256
Key Tronic Corp.*	958	10,979
Littelfuse, Inc.	232	15,741
Measurement Specialties, Inc.*	202	8,034
Mercury Systems, Inc.*	3,446	25,397
Methode Electronics, Inc.	4,123	53,104
Molex, Inc.	15,263	446,901
Multi-Fineline Electronix, Inc.*	800	12,344
Newport Corp.*	4,194	70,962
Park Electrochemical Corp.	2,352	59,600
PC Connection, Inc.	873	14,274
Plexus Corp.*	2,146	52,169
Power-One, Inc.*	7,600	31,540
RadiSys Corp.*	2,617	12,876
RealD, Inc.*	710	9,230
Richardson Electronics Ltd.	1,463	17,351
Rofin-Sinar Technologies, Inc.*	3,157	85,523
Rogers Corp.*	1,074	51,144
Sanmina Corp.*	9,100	103,376
ScanSource, Inc.*	3,029	85,478
SYNNEX Corp.*	2,891	106,967
Tech Data Corp.*	4,163	189,874
Trimble Navigation Ltd.*	31,400	940,744
TTM Technologies, Inc.*	5,732	43,563
Viasystems Group, Inc.*	423	5,516
Vishay Intertechnology, Inc.*	14,677	199,754
Vishay Precision Group, Inc.*	1,236	18,157
Zygo Corp.*	1,489	22,052

		8,377,522

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	19,800	698,742
AOL, Inc.*	6,610	254,419
Bankrate, Inc.*	642	7,666
Bazaarvoice, Inc.*	75	549
Blucora, Inc.*	3,841	59,459
Brightcove, Inc.*	26	161
Dealertrack Technologies, Inc.*	524	15,395
Demand Media, Inc.*	860	7,422
Demandware, Inc.*	71	1,800
Digital River, Inc.*	4,010	56,701
E2open, Inc.*	96	1,914
EarthLink, Inc.	11,578	62,753
IAC/InterActiveCorp	7,368	329,202
Internap Network Services Corp.*	2,960	27,676
IntraLinks Holdings, Inc.*	4,101	26,082
j2 Global, Inc.	895	35,093
Keynote Systems, Inc.	1,754	24,486
Limelight Networks, Inc.*	6,757	13,919
Marchex, Inc., Class B	2,431	10,235
Market Leader, Inc.*	426	3,817
MeetMe, Inc.*	1,780	4,058
Millennial Media, Inc.*	154	978
Monster Worldwide, Inc.*	13,358	67,725
Perficient, Inc.*	855	9,969
QuinStreet, Inc.*	3,710	22,149
RealNetworks, Inc.*	2,465	19,005
support.com, Inc.*	1,505	6,291
TechTarget, Inc.*	1,698	8,303
Trulia, Inc.*	211	6,621
United Online, Inc.	10,111	60,969
Unwired Planet, Inc.*	590	1,310
ValueClick, Inc.*	3,331	98,431
WebMD Health Corp.*	5,605	136,314
Xoom Corp.*	87	1,987

		2,081,601

IT Services (2.9%)
Acxiom Corp.*	36,657	747,803
Alliance Data Systems Corp.*	6,400	1,036,096
Amdocs Ltd.	35,500	1,286,875
Booz Allen Hamilton Holding Corp.	2,778	37,336
Broadridge Financial Solutions, Inc.	110,350	2,741,094
CACI International, Inc., Class A*	2,308	133,564
CIBER, Inc.*	8,194	38,512
Computer Task Group, Inc.	390	8,342
Convergys Corp.	12,203	207,817
CoreLogic, Inc.*	10,846	280,478
CSG Systems International, Inc.*	58,261	1,234,551
DST Systems, Inc.	3,098	220,794
Euronet Worldwide, Inc.*	5,639	148,531
Fidelity National Information Services, Inc.	26,900	1,065,778
Fiserv, Inc.*	9,600	843,168
FleetCor Technologies, Inc.*	12,800	981,376
Genpact Ltd.	2,861	52,042
Lender Processing Services, Inc.	41,500	1,056,590
ManTech International Corp., Class A	2,515	67,578

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ModusLink Global Solutions, Inc.*	4,328	$14,282
MoneyGram International, Inc.*	1,732	31,349
SAIC, Inc.	319,316	4,326,732
Sapient Corp.*	97,500	1,188,525
Sykes Enterprises, Inc.*	4,284	68,373
TeleTech Holdings, Inc.*	2,410	51,116
Total System Services, Inc.	2,510	62,198
Unisys Corp.*	2,370	53,917

		17,984,817

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,859	229,005

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Energy Industries, Inc.*	4,411	80,721
Alpha & Omega Semiconductor Ltd.*	1,991	17,680
Ambarella, Inc.*	416	6,515
Amkor Technology, Inc.*	7,937	31,748
ANADIGICS, Inc.*	8,996	17,992
Applied Micro Circuits Corp.*	7,213	53,520
Atmel Corp.*	45,012	313,284
ATMI, Inc.*	3,303	74,086
Axcelis Technologies, Inc.*	12,541	15,676
AXT, Inc.*	3,613	10,622
Brooks Automation, Inc.	7,482	76,167
CEVA, Inc.*	641	10,000
Cohu, Inc.	2,617	24,495
Cree, Inc.*	12,906	706,087
Cymer, Inc.*	2,380	228,718
Cypress Semiconductor Corp.*	6,526	71,982
Diodes, Inc.*	3,915	82,137
DSP Group, Inc.*	2,433	19,634
Entegris, Inc.*	15,140	149,280
Entropic Communications, Inc.*	9,938	40,448
Exar Corp.*	3,631	38,125
Fairchild Semiconductor International, Inc.*	14,083	199,134
First Solar, Inc.*	6,702	180,686
FormFactor, Inc.*	5,610	26,367
Freescale Semiconductor Ltd.*	361	5,375
GSI Technology, Inc.*	2,414	15,908
GT Advanced Technologies, Inc.*	2,068	6,804
Inphi Corp.*	1,575	16,459
Integrated Device Technology, Inc.*	15,766	117,772
Integrated Silicon Solution, Inc.*	2,984	27,363
International Rectifier Corp.*	7,659	161,988
Intersil Corp., Class A	14,088	122,706
IXYS Corp.	2,754	26,411
Kopin Corp.*	7,491	27,717
Lam Research Corp.*	24,000	995,040
Lattice Semiconductor Corp.*	13,347	72,741
Linear Technology Corp.	21,650	830,710
LTX-Credence Corp.*	5,545	33,492
MA-COM Technology Solutions Holdings, Inc.*	581	9,337
Mattson Technology, Inc.*	6,547	9,035
MaxLinear, Inc., Class A*	2,024	12,549
MEMC Electronic Materials, Inc.*	19,810	87,164
Mindspeed Technologies, Inc.*	4,024	13,400
MKS Instruments, Inc	5,817	158,222
MoSys, Inc.*	3,682	17,342
Nanometrics, Inc.*	2,664	38,442
NeoPhotonics Corp.*	2,147	10,971
OmniVision Technologies, Inc.*	5,800	79,924
ON Semiconductor Corp.*	50,416	417,444
Peregrine Semiconductor Corp.*	479	4,680
Pericom Semiconductor Corp.*	2,706	18,428
Photronics, Inc.*	6,766	45,197
PLX Technology, Inc.*	351	1,601
PMC-Sierra, Inc.*	23,018	156,292
QuickLogic Corp.*	866	2,130
Rambus, Inc.*	11,595	65,048
RF Micro Devices, Inc.*	27,109	144,220
Rubicon Technology, Inc.*	1,919	12,665
Rudolph Technologies, Inc.*	3,552	41,843
Sigma Designs, Inc.*	3,794	18,477
Silicon Image, Inc.*	1,499	7,285
Silicon Laboratories, Inc.*	430	17,785
Skyworks Solutions, Inc.*	2,341	51,572
Spansion, Inc., Class A*	5,293	68,121
STR Holdings, Inc.*	3,599	7,810
SunPower Corp.*	2,454	28,319
Supertex, Inc.	1,137	25,253
Teradyne, Inc.*	18,258	296,145
Tessera Technologies, Inc.	5,777	108,319
TriQuint Semiconductor, Inc.*	18,649	94,177
Ultra Clean Holdings, Inc.*	2,953	19,194
Veeco Instruments, Inc.*	3,223	123,538

		7,147,519

Software (0.7%)
Accelrys, Inc.*	6,150	60,024
Actuate Corp.*	424	2,544
Aspen Technology, Inc.*	608	19,632
AVG Technologies N.V.*	75	1,044
Bottomline Technologies (de), Inc.*	2,924	83,363
Compuware Corp.*	23,046	288,075
Ebix, Inc.	824	13,365
Envivio, Inc.*	644	1,095
EPIQ Systems, Inc.	3,307	46,397
ePlus, Inc.	473	21,857
Exa Corp.*	202	1,923
FleetMatics Group plc*	246	5,966
Glu Mobile, Inc.*	407	1,213
Infoblox, Inc.*	96	2,083
Mentor Graphics Corp.	4,720	85,196
Nuance Communications, Inc.*	46,600	940,388
Pervasive Software, Inc.*	1,348	12,361
Progress Software Corp.*	6,372	145,154
Qualys, Inc.*	146	1,802
Rosetta Stone, Inc.*	628	9,659
Rovi Corp.*	83,232	1,781,997
Sapiens International Corp. N.V	1,492	8,117
SeaChange International, Inc.*	3,237	38,488
ServiceNow, Inc.*	384	13,901
SS&C Technologies Holdings, Inc.*	2,733	81,935
Synopsys, Inc.*	15,768	565,756
Telenav, Inc.*	1,896	12,229
TiVo, Inc.*	6,939	85,974
VASCO Data Security International, Inc.*	1,745	14,728

		4,346,266

Total Information Technology		45,634,967

Materials (5.7%)
Chemicals (2.0%)
A. Schulman, Inc.	3,276	103,391
Albemarle Corp.	4,305	269,149
Ashland, Inc.	8,707	646,930
Axiall Corp.	16,398	1,019,300
Cabot Corp.	6,994	239,195

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Calgon Carbon Corp.*	1,044	$18,896
Celanese Corp.	15,600	687,180
Chase Corp.	753	14,548
Chemtura Corp.*	281,025	6,072,950
Cytec Industries, Inc.	5,108	378,401
Eastman Chemical Co.	5,500	384,285
Ferro Corp.*	9,505	64,159
FutureFuel Corp.	2,139	25,989
Huntsman Corp.	21,214	394,368
Innospec, Inc.	2,239	99,143
Intrepid Potash, Inc.	3,197	59,976
Kraton Performance Polymers, Inc.*	3,527	82,532
Kronos Worldwide, Inc.	2,293	35,885
Landec Corp.*	2,208	31,950
LSB Industries, Inc.*	905	31,476
Minerals Technologies, Inc.	3,896	161,723
Olin Corp.	2,866	72,280
OM Group, Inc.*	3,610	84,763
PolyOne Corp.	3,255	79,454
Quaker Chemical Corp.	1,048	61,853
Rockwood Holdings, Inc.	5,322	348,272
RPM International, Inc.	8,921	281,725
Scotts Miracle-Gro Co., Class A	551	23,825
Sensient Technologies Corp.	5,598	218,826
Stepan Co.	108	6,815
Tredegar Corp.	2,697	79,400
W.R. Grace & Co.*	730	56,582
Westlake Chemical Corp.	1,713	160,165
Zep, Inc.	1,436	21,554
Zoltek Cos., Inc.*	3,093	36,961

		12,353,901

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	2,478	252,806
Texas Industries, Inc.*	2,513	158,595
United States Lime & Minerals, Inc.*	19	1,011
Vulcan Materials Co.	18,400	951,280

		1,363,692

Containers & Packaging (2.0%)
AptarGroup, Inc.	4,883	280,040
Bemis Co., Inc.	11,456	462,364
Berry Plastics Group, Inc.*	41,481	790,213
Boise, Inc.	11,029	95,511
Crown Holdings, Inc.*	12,520	520,957
Graphic Packaging Holding Co.*	16,113	120,686
Greif, Inc., Class A	3,483	186,759
Owens-Illinois, Inc.*	4,735	126,188
Packaging Corp. of America	911	40,877
Rock-Tenn Co., Class A	25,641	2,379,228
Sealed Air Corp.	287,946	6,942,378
Sonoco Products Co.	11,120	389,089
UFP Technologies, Inc.*	609	11,991

		12,346,281

Metals & Mining (1.3%)
A.M. Castle & Co.*	1,834	32,095
African Barrick Gold plc	420,000	1,232,304
AK Steel Holding Corp.	12,427	41,133
Allegheny Technologies, Inc.	44,083	1,397,872
AMCOL International Corp.	158	4,770
Carpenter Technology Corp.	17,538	864,448
Century Aluminum Co.*	5,846	45,248
Coeur d’Alene Mines Corp.*	5,839	110,124
Commercial Metals Co.	12,952	205,289
General Moly, Inc.*	6,412	14,171
Globe Specialty Metals, Inc.	6,463	89,965
Golden Minerals Co.*	3,629	8,637
Golden Star Resources Ltd.*	29,150	46,640
Handy & Harman Ltd.*	124	1,908
Haynes International, Inc.	242	13,383
Hecla Mining Co.	32,095	126,775
Horsehead Holding Corp.*	4,979	54,172
Kaiser Aluminum Corp.	2,144	138,610
Materion Corp.	2,040	58,140
McEwen Mining, Inc.*	23,956	68,514
Metals USA Holdings Corp.	1,008	20,815
Molycorp, Inc.*	7,981	41,501
Olympic Steel, Inc.	946	22,609
Reliance Steel & Aluminum Co.	29,529	2,101,579
Revett Minerals, Inc.*	2,878	6,562
RTI International Metals, Inc.*	3,335	105,686
Schnitzer Steel Industries, Inc., Class A	2,719	72,489
Steel Dynamics, Inc.	18,976	301,149
Stillwater Mining Co.*	12,967	167,663
SunCoke Energy, Inc.*	2,378	38,833
Tahoe Resources, Inc.*	6,932	121,934
United States Steel Corp.	15,989	311,786
Universal Stainless & Alloy Products, Inc.*	785	28,535
Vista Gold Corp.*	6,470	13,975
Walter Energy, Inc.	6,984	199,044
Worthington Industries, Inc.	5,826	180,489

		8,288,847

Paper & Forest Products (0.2%)
Boise Cascade Co.*	3,560	120,827
Buckeye Technologies, Inc.	1,861	55,737
Clearwater Paper Corp.*	560	29,506
Domtar Corp.	3,782	293,559
KapStone Paper and Packaging Corp.	4,504	125,211
Louisiana-Pacific Corp.*	15,302	330,523
Neenah Paper, Inc.	725	22,301
P.H. Glatfelter Co.	3,937	92,047
Resolute Forest Products*	8,895	143,921
Schweitzer-Mauduit International, Inc.	936	36,251
Wausau Paper Corp.	259	2,792

		1,252,675

Total Materials		35,605,396

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.1%)
Cbeyond, Inc.*	2,922	21,710
Cincinnati Bell, Inc.*	14,344	46,761
Consolidated Communications Holdings, Inc.	1,592	27,940
Fairpoint Communications, Inc.*	475	3,548
Frontier Communications Corp.	111,167	442,445
Hawaiian Telcom Holdco, Inc.*	1,196	27,592
IDT Corp., Class B	163	1,966
inContact, Inc.*	347	2,807
Iridium Communications, Inc.*	4,913	29,576
Level 3 Communications, Inc.*	8,824	179,039
magicJack VocalTec Ltd.*	526	7,364
Neutral Tandem, Inc.	3,213	10,507
ORBCOMM, Inc.*	2,106	10,972
Premiere Global Services, Inc.*	4,400	48,356
Vonage Holdings Corp.*	9,503	27,464

		888,047

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	38,994	126,341
Leap Wireless International, Inc.*	4,578	26,964

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
MetroPCS Communications, Inc.*	33,852	$368,987
NII Holdings, Inc.*	19,070	82,573
Shenandoah Telecommunications Co.	2,688	40,938
Telephone & Data Systems, Inc.	10,560	222,499
U.S. Cellular Corp.*	1,432	51,552
USA Mobility, Inc.	2,422	32,140

		951,994

Total Telecommunication Services		1,840,041

Utilities (3.9%)
Electric Utilities (1.6%)
ALLETE, Inc.	4,272	209,413
Cleco Corp.	31,202	1,467,430
El Paso Electric Co.	4,473	150,516
Empire District Electric Co.	4,682	104,877
Great Plains Energy, Inc.	14,983	347,456
Hawaiian Electric Industries, Inc.	10,662	295,444
IDACORP, Inc.	5,585	269,588
ITC Holdings Corp.	12,700	1,133,602
MGE Energy, Inc.	2,616	145,031
NV Energy, Inc.	97,850	1,959,935
OGE Energy Corp.	10,973	767,891
Otter Tail Corp.	3,784	117,834
Pepco Holdings, Inc.	25,256	540,478
Pinnacle West Capital Corp.	12,159	703,885
PNM Resources, Inc.	8,758	203,974
Portland General Electric Co.	8,419	255,348
UIL Holdings Corp.	5,656	223,921
Unitil Corp.	1,578	44,389
UNS Energy Corp.	4,507	220,573
Westar Energy, Inc.	13,957	463,093

		9,624,678

Gas Utilities (0.9%)
AGL Resources, Inc.	13,015	545,979
Atmos Energy Corp.	10,016	427,583
Chesapeake Utilities Corp.	1,093	53,612
Delta Natural Gas Co., Inc.	716	15,652
Laclede Group, Inc.	2,570	109,739
National Fuel Gas Co.	8,059	494,420
New Jersey Resources Corp.	4,676	209,719
Northwest Natural Gas Co.	3,050	133,651
Piedmont Natural Gas Co., Inc.	7,642	251,269
Questar Corp.	15,471	376,409
South Jersey Industries, Inc.	2,705	150,371
Southwest Gas Corp.	5,151	244,466
UGI Corp.	61,170	2,348,316
WGL Holdings, Inc.	5,809	256,177

		5,617,363

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	12,194	60,116
Genie Energy Ltd., Class B	1,682	15,575
NRG Energy, Inc.	35,663	944,713
Ormat Technologies, Inc.	1,310	27,052

		1,047,456

Multi-Utilities (1.0%)
Alliant Energy Corp.	12,299	617,164
Avista Corp.	6,590	180,566
Black Hills Corp.	4,906	216,060
CH Energy Group, Inc.	1,662	108,678
CMS Energy Corp.	63,864	1,784,360
Integrys Energy Group, Inc.	8,680	504,829
MDU Resources Group, Inc.	20,954	523,641
NorthWestern Corp.	4,086	162,868
SCANA Corp.	12,995	664,824
TECO Energy, Inc.	23,888	425,684
Vectren Corp.	9,089	321,933
Wisconsin Energy Corp.	23,600	1,012,204

		6,522,811

Water Utilities (0.2%)
American States Water Co.	1,927	110,938
American Water Works Co., Inc.	19,548	810,069
Aqua America, Inc.	13,745	432,143
Artesian Resources Corp., Class A	857	19,257
Cadiz, Inc.*	157	1,061
California Water Service Group	2,420	48,158
Connecticut Water Service, Inc.	358	10,464
Consolidated Water Co., Ltd.	1,699	16,820
Middlesex Water Co.	1,752	34,199
SJW Corp.	1,110	29,415
York Water Co.	369	6,937

		1,519,461

Total Utilities		24,331,769

Total Common Stocks (79.4%) (Cost $ 387,306,613)		491,795,842

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $ 18,457)	971	18,730

Total Investments (79.4%) (Cost $ 387,325,070)		491,814,572
Other Assets Less Liabilities (20.6%)		127,574,453

Net Assets (100%)		$619,389,025

*	Non-income producing.

†	Securities (totaling $14,160 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $14,130 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	247	June-13	$22,798,517	$23,437,830	$639,313
S&P MidCap 400 E-Mini Index	803	June-13	89,396,565	92,425,300	3,028,735

					$3,668,048

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$57,723,483	$2,572	$—	$57,726,055
Consumer Staples	28,335,650	8,534	—	28,344,184
Energy	38,151,316	—	14,130	38,165,446
Financials	153,705,461	1,323	—	153,706,784
Health Care	35,857,248	—	—	35,857,248
Industrials	70,583,952	—	—	70,583,952
Information Technology	45,634,937	—	30	45,634,967
Materials	34,186,333	1,419,063	—	35,605,396
Telecommunication Services	1,840,041	—	—	1,840,041
Utilities	24,331,769	—	—	24,331,769
Futures	3,668,048	—	—	3,668,048
Investment Companies
Investment Companies	18,730	—	—	18,730

Total Assets	$494,036,968	$1,431,492	$14,160	$495,482,620

Total Liabilities	$—	$—	$—	$—

Total	$494,036,968	$1,431,492	$14,160	$495,482,620

(a)	Securities with a market value of $199,188 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Energy	Investments in Rights-Information Technology
Balance as of 12/31/12	$14,130	$30
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/13	$14,130	$30

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—	$—

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,368,768
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$42,990,378

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,532,169
Aggregate gross unrealized depreciation	(19,363,308)

Net unrealized appreciation	$103,168,861

Federal income tax cost of investments	$388,645,711

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (2.6%)
Asset-Backed Securities (0.6%)
Aircraft Certificate Owner Trust,
Series 2003-1A D
6.455%, 9/20/22§		$177,341	$180,001
Series 2003-1A E
7.001%, 9/20/22§†		3,900,000	3,980,336
American Money Management Corp.,
Series 2006-6A A1A
0.513%, 5/3/18(l)§		351,294	348,764
Black Diamond CLO 2005-1 Delaware Corp.,
Series 2005-1A A1A
0.530%, 6/20/17(l)§		12,165	12,150
BlueMountain CLO Ltd.,
Series 2005-1A A1F
0.528%, 11/15/17(l)§		191,720	190,138
Franklin CLO Ltd.,
Series 5A A2
0.540%, 6/15/18(l)§		960,060	940,533
Harvest CLO S.A.,
Series IX A1
0.827%, 3/29/17(l)(m)	EUR	250,859	318,172
Kingsland I Ltd.,
Series 2005-1A A1A
0.530%, 6/13/19(l)§		$743,166	739,078

			6,709,172

Non-Agency CMO (2.0%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
3.079%, 9/25/35(l)		786,733	723,906
Alternative Loan Trust,
Series 2006-OA22 A1
0.364%, 2/25/47(l)		325,620	254,699
Banc of America Funding Corp.,
Series 2004-A 1A3
5.602%, 9/20/34(l)		633,306	652,087
Banc of America Large Loan Trust,
Series 2010-HLTN
2.503%, 11/15/15(l)§		2,624,323	2,638,670
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.614%, 6/24/50(l)§		500,000	566,875
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1
3.018%, 2/25/34(l)		487,874	481,391
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.926%, 9/25/35(l)		572,048	476,440
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3 2A2A
2.693%, 8/25/35(l)		195,664	198,536
Commercial Mortgage Pass Through Certificates,
Series 2010-C1 A1
3.156%, 7/10/46§		2,003,434	2,100,658
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		700,000	807,164
Series 2010-RR1 3A
5.623%, 6/10/49(l)§		700,000	799,845
Series 2010-RR7 2A
5.467%, 9/18/39(l)§		784,000	881,299
Deltek, Inc.,
10.000%, 10/10/19		700,000	709,625
EMF-NL B.V.,
Series 2008-APRX A2
1.002%, 4/17/41(l)(m)	EUR	974,238	1,062,838
Granite Master Issuer plc,
Series 2006-3 A7
0.403%, 12/20/54(l)		$188,678	185,380
Series 2006-4 A6
0.383%, 12/20/54(l)		503,140	494,347
Greenpoint Mortgage Funding Trust,
Series 2007-AR1 3A1
0.304%, 2/25/37(l)		10,487	10,282
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1 A1
2.939%, 10/25/33(l)		478,293	494,462
GS Mortgage Securities Corp. II,
Series 2010-C1 A2
4.592%, 8/10/43§		1,500,000	1,716,514
Harborview Mortgage Loan Trust,
Series 2006-12 2A2A
0.393%, 1/19/38(l)		288,678	228,054
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 3A
1.204%, 10/25/35(l)		328,524	313,719
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§		3,000,000	2,994,484
Morgan Stanley Re-remic Trust,
Series 2009-GG10 A4A
5.787%, 8/12/45(l)§		800,000	919,186
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§		1,000,000	1,146,757
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§		800,000	898,385
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		1,000,000	1,146,055
Series 2010-RR4 CMLA
6.005%, 12/16/49(l)§		500,000	588,701
Structured Asset Mortgage Investments Trust,
Series 2005-AR5 A1
0.453%, 7/19/35(l)		156,642	150,468
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28 A2
5.500%, 10/15/48		397,583	401,268
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A
1.578%, 8/25/42(l)		58,081	57,137
Series 2005-AR17 A1A1
0.474%, 12/25/45(l)		251,584	231,791

			24,331,023

Total Asset-Backed and Mortgage-Backed Securities			31,040,195

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Convertible Bonds (0.1%)
Energy (0.1%)
Metals & Mining (0.0%)
Alpha Appalachia Holdings, Inc.
3.250%, 8/1/15	$400,000	$385,000

Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.
2.750%, 11/15/35	575,000	575,719

Total Energy		960,719

Total Convertible Bonds		960,719

Corporate Bonds (35.7%)
Consumer Discretionary (3.2%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	100,000	113,826

Distributors (0.2%)
American Tire Distributors, Inc.
9.750%, 6/1/17	1,450,000	1,544,250
HD Supply, Inc.
11.000%, 4/15/20	350,000	422,625
7.500%, 7/15/20§	400,000	420,000

		2,386,875

Diversified Consumer Services (0.1%)
ServiceMaster Co.
7.000%, 8/15/20§	1,000,000	1,035,000

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.
1.875%, 12/15/17	100,000	100,055
Darden Restaurants, Inc.
4.500%, 10/15/21	100,000	104,544
Diamond Resorts Corp.
12.000%, 8/15/18	750,000	832,500
Graton Economic Development Authority
9.625%, 9/1/19§	1,325,000	1,484,000
Greektown Superholdings, Inc.
Series A
13.000%, 7/1/15	1,200,000	1,287,000
Hyatt Hotels Corp.
3.875%, 8/15/16	100,000	106,739
5.375%, 8/15/21	100,000	111,131
International Game Technology
5.500%, 6/15/20	100,000	107,624
Landry’s, Inc.
9.375%, 5/1/20§	950,000	1,023,625
Marriott International, Inc.
3.250%, 9/15/22	200,000	199,971
McDonald’s Corp.
5.350%, 3/1/18	100,000	119,300
3.500%, 7/15/20	150,000	165,158
Sabre, Inc.
8.500%, 5/15/19§	1,115,000	1,212,563
Starbucks Corp.
6.250%, 8/15/17	100,000	119,933
Wyndham Worldwide Corp.
2.500%, 3/1/18	150,000	150,750
Yum! Brands, Inc.
4.250%, 9/15/15	250,000	268,048
5.300%, 9/15/19	100,000	116,386

		7,509,327

Household Durables (0.1%)
Mohawk Industries, Inc.
3.850%, 2/1/23	200,000	203,420
Newell Rubbermaid, Inc.
4.700%, 8/15/20	100,000	110,336
NVR, Inc.
3.950%, 9/15/22	150,000	154,073
Tupperware Brands Corp.
4.750%, 6/1/21	100,000	105,757
Whirlpool Corp.
4.850%, 6/15/21	100,000	109,968

		683,554

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.500%, 11/29/22	200,000	194,347
Catalina Marketing Corp.
10.500%, 10/1/15§	650,000	666,250
Expedia, Inc.
5.950%, 8/15/20	200,000	222,500

		1,083,097

Media (1.9%)
CBS Corp.
8.875%, 5/15/19	100,000	133,802
5.750%, 4/15/20	100,000	118,027
Clear Channel Worldwide Holdings, Inc.
Series A
7.625%, 3/15/20	1,000,000	1,041,250
Comcast Corp.
6.500%, 1/15/15	400,000	441,091
5.900%, 3/15/16	300,000	342,916
6.500%, 1/15/17	300,000	357,980
5.700%, 7/1/19	100,000	121,738
5.150%, 3/1/20	150,000	177,585
3.125%, 7/15/22	250,000	255,882
COX Communications, Inc.
5.450%, 12/15/14	64,000	69,227
5.500%, 10/1/15	100,000	111,530
Crown Media Holdings, Inc.
10.500%, 7/15/19	1,000,000	1,127,500
DCP LLC/DCP Corp.
10.750%, 8/15/15§	1,175,000	1,242,563
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.550%, 3/15/15	195,000	204,489
5.875%, 10/1/19	300,000	355,405
5.000%, 3/1/21	300,000	333,785
Discovery Communications LLC
3.700%, 6/1/15	150,000	159,065
5.050%, 6/1/20	200,000	230,892
European Media Capital S.A.
10.000%, 2/1/15(b)§	1,984,553	1,905,472
Good Sam Enterprises LLC
11.500%, 12/1/16	1,200,000	1,282,500
Igloo Holdings Corp.
8.250%, 12/15/17 PIK§	1,025,000	1,049,344
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	850,000	932,875
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	150,000	148,875
Live Nation Entertainment, Inc.
7.000%, 9/1/20§	1,325,000	1,417,750
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17(h)*	1,916,000	19

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Mood Media Corp.
9.250%, 10/15/20§	$1,100,000	$1,201,750
NBCUniversal Media LLC
5.150%, 4/30/20	250,000	294,632
4.375%, 4/1/21	400,000	447,637
Network Communications, Inc.
8.600%, 1/14/20 PIK(b)§†	2,218,211	748,646
News America, Inc.
8.000%, 10/17/16	400,000	492,323
Omnicom Group, Inc.
6.250%, 7/15/19	200,000	240,206
3.625%, 5/1/22	250,000	252,964
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	150,000	192,049
Thomson Reuters Corp.
6.500%, 7/15/18	350,000	432,290
Time Warner Cable, Inc.
3.500%, 2/1/15	100,000	104,613
5.850%, 5/1/17	400,000	464,201
8.250%, 4/1/19	300,000	390,588
5.000%, 2/1/20	200,000	227,574
Time Warner, Inc.
5.875%, 11/15/16	200,000	232,570
4.875%, 3/15/20	500,000	568,776
3.400%, 6/15/22	100,000	102,237
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.500%, 1/15/23§	725,000	746,750
Viacom, Inc.
4.375%, 9/15/14	150,000	157,473
6.250%, 4/30/16	134,000	155,127
5.625%, 9/15/19	250,000	298,585
Walt Disney Co.
6.000%, 7/17/17	100,000	119,685
3.750%, 6/1/21	150,000	164,427
2.350%, 12/1/22	150,000	147,515
Wolverine Healthcare Analytics, Inc.
5.750%, 5/14/17	2,500	2,531
WPP Finance UK Corp.
5.875%, 6/15/14	200,000	211,139

		21,957,850

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	107,506
Kohl’s Corp.
6.250%, 12/15/17	100,000	116,167
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	169,600
5.900%, 12/1/16	43,000	49,773
Nordstrom, Inc.
6.750%, 6/1/14	100,000	107,109
Target Corp.
1.125%, 7/18/14	105,000	106,082
6.000%, 1/15/18	350,000	425,370

		1,081,607

Specialty Retail (0.1%)
AutoZone, Inc.
4.000%, 11/15/20	100,000	106,657
Home Depot, Inc.
5.400%, 3/1/16	450,000	508,921
4.400%, 4/1/21	150,000	172,579
Lowe’s Cos., Inc.
2.125%, 4/15/16	150,000	156,288
4.625%, 4/15/20	250,000	287,577
O’Reilly Automotive, Inc.
4.875%, 1/14/21	100,000	111,757
Staples, Inc.
4.375%, 1/12/23	100,000	100,801

		1,444,580

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
6.125%, 12/1/17	100,000	119,528

Total Consumer Discretionary		37,415,244

Consumer Staples (2.7%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
0.851%, 1/27/14(l)	2,200,000	2,208,569
0.800%, 7/15/15	250,000	250,373
2.875%, 2/15/16	250,000	264,742
1.375%, 7/15/17	69,000	69,546
7.750%, 1/15/19	300,000	395,065
5.375%, 1/15/20	400,000	480,582
2.500%, 7/15/22	300,000	294,288
2.625%, 1/17/23	200,000	196,282
Beam, Inc.
6.375%, 6/15/14	100,000	106,765
Brown-Forman Corp.
2.500%, 1/15/16	100,000	104,570
Coca-Cola Co.
0.750%, 3/13/15	100,000	100,624
1.500%, 11/15/15	200,000	204,570
1.800%, 9/1/16	400,000	413,979
3.150%, 11/15/20	200,000	215,981
Coca-Cola Enterprises, Inc.
3.500%, 9/15/20	150,000	158,067
3.250%, 8/19/21	100,000	103,792
Diageo Capital plc
5.750%, 10/23/17	200,000	238,553
Diageo Finance B.V.
3.250%, 1/15/15	150,000	156,615
Dr. Pepper Snapple Group, Inc.
2.600%, 1/15/19	100,000	104,029
3.200%, 11/15/21	100,000	103,573
PepsiCo, Inc.
0.700%, 8/13/15	100,000	100,137
0.700%, 2/26/16	150,000	150,005
2.500%, 5/10/16	300,000	316,184
1.250%, 8/13/17	150,000	150,274
7.900%, 11/1/18	250,000	332,715
4.500%, 1/15/20	200,000	230,766

		7,450,646

Food & Staples Retailing (0.8%)
BI-LO LLC/BI-LO Finance Corp.
9.250%, 2/15/19§	600,000	648,000
Blue Buffalo Company, Ltd.
4.750%, 8/2/19	796,005	803,468
Costco Wholesale Corp.
5.500%, 3/15/17	100,000	117,235
CVS Caremark Corp.
3.250%, 5/18/15	250,000	262,950
5.750%, 6/1/17	200,000	236,402
CVS Pass-Through Trust
5.789%, 1/10/26§	863,997	989,724
7.507%, 1/10/32§	1,310,865	1,711,984

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
D.S Waters Enterprise LP
10.500%, 8/15/17	$1,188,000	$1,217,700
Delhaize Group S.A.
4.125%, 4/10/19	100,000	105,543
Kroger Co.
6.400%, 8/15/17	100,000	118,978
6.150%, 1/15/20	100,000	121,470
Safeway, Inc.
6.350%, 8/15/17	200,000	232,786
5.000%, 8/15/19	150,000	167,829
Walgreen Co.
1.800%, 9/15/17	100,000	101,136
5.250%, 1/15/19	150,000	175,156
3.100%, 9/15/22	250,000	248,746
Wal-Mart Stores, Inc.
1.625%, 4/15/14	200,000	202,868
2.875%, 4/1/15	500,000	524,312
5.800%, 2/15/18	250,000	303,881
3.250%, 10/25/20	450,000	482,998

		8,773,166

Food Products (0.6%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	250,000	283,807
Campbell Soup Co.
3.375%, 8/15/14	100,000	103,926
4.250%, 4/15/21	100,000	110,637
ConAgra Foods, Inc.
7.000%, 4/15/19	150,000	187,725
3.200%, 1/25/23	150,000	148,938
General Mills, Inc.
5.200%, 3/17/15	100,000	108,740
5.650%, 2/15/19	200,000	240,766
Hershey Co.
5.000%, 4/1/13	1,000,000	999,989
1.500%, 11/1/16	80,000	81,993
Hillshire Brands Co.
2.750%, 9/15/15	200,000	206,379
Hormel Foods Corp.
4.125%, 4/15/21	100,000	111,312
Hostess Brands, Inc.
0.000%, 3/6/20	700,000	714,000
Ingredion, Inc.
3.200%, 11/1/15	100,000	104,924
J.M. Smucker Co.
3.500%, 10/15/21	150,000	157,708
Kellogg Co.
4.450%, 5/30/16	100,000	110,362
4.000%, 12/15/20	100,000	111,124
Kraft Foods Group, Inc.
6.125%, 8/23/18	250,000	302,875
3.500%, 6/6/22	200,000	207,946
McCormick & Co., Inc.
3.900%, 7/15/21	100,000	108,863
Mead Johnson Nutrition Co.
4.900%, 11/1/19	100,000	113,945
Mondelez International, Inc.
4.125%, 2/9/16	250,000	271,693
6.125%, 2/1/18	400,000	479,693
5.375%, 2/10/20	500,000	591,914
Tyson Foods, Inc.
4.500%, 6/15/22	500,000	543,000

		6,402,259

Household Products (0.4%)
Clorox Co.
3.550%, 11/1/15	200,000	211,932
Colgate-Palmolive Co.
3.150%, 8/5/15	300,000	318,483
Energizer Holdings, Inc.
4.700%, 5/19/21	150,000	159,270
Kimberly-Clark Corp.
6.125%, 8/1/17	150,000	181,816
7.500%, 11/1/18	100,000	132,532
3.875%, 3/1/21	100,000	111,954
Procter & Gamble Co.
3.500%, 2/15/15	300,000	316,845
4.850%, 12/15/15	200,000	222,822
4.700%, 2/15/19	200,000	235,361
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20	1,550,000	1,577,125
Spectrum Brands, Inc.
6.750%, 3/15/20	1,500,000	1,618,125

		5,086,265

Personal Products (0.1%)
Avon Products, Inc.
5.000%, 3/15/23	200,000	204,245
Revlon Consumer Products Corp.
5.750%, 2/15/21§	800,000	802,000

		1,006,245

Tobacco (0.2%)
Altria Group, Inc.
7.750%, 2/6/14	500,000	529,980
4.125%, 9/11/15	300,000	323,406
9.700%, 11/10/18	102,000	141,139
9.250%, 8/6/19	250,000	347,078
4.750%, 5/5/21	200,000	224,655
2.850%, 8/9/22	200,000	194,992
Lorillard Tobacco Co.
8.125%, 6/23/19	165,000	208,959
6.875%, 5/1/20	100,000	121,307
Philip Morris International, Inc.
5.650%, 5/16/18	400,000	479,271
2.625%, 3/6/23	150,000	146,749
Reynolds American, Inc.
3.250%, 11/1/22	100,000	98,784

		2,816,320

Total Consumer Staples		31,534,901

Energy (3.0%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
6.375%, 7/15/18	100,000	120,474
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	200,154
Ensco plc
3.250%, 3/15/16	200,000	212,260
4.700%, 3/15/21	300,000	331,921
Halliburton Co.
6.150%, 9/15/19	100,000	125,544
3.250%, 11/15/21	100,000	105,984
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	80,150
Transocean, Inc.
6.000%, 3/15/18	100,000	113,371
6.500%, 11/15/20	150,000	173,823

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
6.375%, 12/15/21	$150,000	$175,333
3.800%, 10/15/22	100,000	98,393
Weatherford International Ltd.
6.000%, 3/15/18	200,000	227,697
9.625%, 3/1/19	200,000	260,431

		2,225,535

Oil, Gas & Consumable Fuels (2.8%)
American Petroleum Tankers Parent LLC/AP Tankers Co.
10.250%, 5/1/15	500,000	516,250
Anadarko Petroleum Corp.
5.950%, 9/15/16	200,000	229,370
8.700%, 3/15/19	250,000	336,320
Apache Corp.
5.625%, 1/15/17	250,000	290,773
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.
7.750%, 1/15/21§	500,000	481,250
Buckeye Partners LP
5.500%, 8/15/19	75,000	83,446
4.875%, 2/1/21	200,000	214,011
Canadian Natural Resources Ltd.
4.900%, 12/1/14	100,000	106,788
5.700%, 5/15/17	200,000	232,737
5.900%, 2/1/18	100,000	117,996
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	105,057
5.700%, 10/15/19	150,000	180,586
Chesapeake Energy Corp.
5.750%, 3/15/23	300,000	304,500
Chevron Corp.
2.355%, 12/5/22	300,000	297,888
ConocoPhillips Co.
5.750%, 2/1/19	300,000	368,378
2.400%, 12/15/22	150,000	147,524
Devon Energy Corp.
2.400%, 7/15/16	100,000	103,667
4.000%, 7/15/21	150,000	160,914
Ecopetrol S.A.
7.625%, 7/23/19	250,000	312,264
Enbridge Energy Partners LP
9.875%, 3/1/19	200,000	272,990
Enbridge, Inc.
5.600%, 4/1/17	200,000	230,629
EnCana Corp.
5.900%, 12/1/17	100,000	118,081
6.500%, 5/15/19	100,000	122,241
EnCana Holdings Finance Corp.
5.800%, 5/1/14	200,000	210,754
Energy Transfer Partners LP
9.000%, 4/15/19	300,000	394,877
3.600%, 2/1/23	150,000	148,962
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	800,000	900,000
Enterprise Products Operating LLC
1.250%, 8/13/15	73,000	73,474
6.300%, 9/15/17	100,000	120,094
5.250%, 1/31/20	200,000	234,580
3.350%, 3/15/23	200,000	203,399
EOG Resources, Inc.
2.950%, 6/1/15	250,000	262,266
5.625%, 6/1/19	200,000	245,041
EQT Corp.
8.125%, 6/1/19	100,000	123,417
Foresight Energy LLC/Foresight Energy Corp.
9.625%, 8/15/17§	1,225,000	1,313,812
Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§	400,000	427,500
Hess Corp.
8.125%, 2/15/19	150,000	193,801
Husky Energy, Inc.
5.900%, 6/15/14	105,000	111,743
7.250%, 12/15/19	150,000	195,194
Inergy Midstream LP/NRGM Finance Corp.
6.000%, 12/15/20§	1,300,000	1,355,250
Kinder Morgan Energy Partners LP
5.625%, 2/15/15	100,000	108,421
6.000%, 2/1/17	150,000	174,166
9.000%, 2/1/19	100,000	133,789
5.300%, 9/15/20	150,000	175,653
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	1,100,000	1,240,250
Magellan Midstream Partners LP
6.550%, 7/15/19	100,000	123,877
4.250%, 2/1/21	100,000	110,133
Magnum Hunter Resources Corp.
9.750%, 5/15/20§	775,000	813,750
Marathon Oil Corp.
5.900%, 3/15/18	123,000	146,610
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	106,924
5.125%, 3/1/21	100,000	116,404
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	386,401
Noble Energy, Inc.
8.250%, 3/1/19	200,000	262,277
Noble Holding International Ltd.
3.050%, 3/1/16	100,000	104,267
4.900%, 8/1/20	200,000	221,209
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	105,206
4.125%, 6/1/16	150,000	165,927
4.100%, 2/1/21	200,000	225,164
ONEOK Partners LP
3.250%, 2/1/16	100,000	105,564
8.625%, 3/1/19	100,000	132,587
3.375%, 10/1/22	150,000	149,203
Petrobras International Finance Co.
3.875%, 1/27/16	250,000	260,631
3.500%, 2/6/17	250,000	257,231
5.875%, 3/1/18	250,000	280,332
7.875%, 3/15/19	250,000	302,502
5.750%, 1/20/20	400,000	438,195
5.375%, 1/27/21	250,000	269,366
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	283,462
Petroleos Mexicanos
4.875%, 3/15/15	250,000	268,125
8.000%, 5/3/19	400,000	513,612
6.000%, 3/5/20	500,000	588,750
3.500%, 1/30/23§	225,000	223,875
Phillips 66
4.300%, 4/1/22	250,000	274,317
Pioneer Natural Resources Co.
7.500%, 1/15/20	250,000	318,047

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15		$100,000	$107,658
8.750%, 5/1/19		100,000	135,451
QR Energy LP/QRE Finance Corp.
9.250%, 8/1/20		1,025,000	1,086,500
Resolute Energy Corp.
8.500%, 5/1/20§		1,125,000	1,164,375
Samson Investment Co.
6.000%, 9/13/18		500,000	505,875
9.750%, 2/15/20§		625,000	664,062
Shell International Finance B.V.
4.300%, 9/22/19		350,000	404,972
4.375%, 3/25/20		200,000	231,821
2.375%, 8/21/22		175,000	173,520
Southwestern Energy Co.
4.100%, 3/15/22		350,000	369,730
Spectra Energy Capital LLC
6.200%, 4/15/18		250,000	301,037
Statoil ASA
2.900%, 10/15/14		250,000	259,507
5.250%, 4/15/19		250,000	301,632
Stone Energy Corp.
8.625%, 2/1/17		1,000,000	1,075,000
Suncor Energy, Inc.
6.100%, 6/1/18		300,000	363,137
Talisman Energy, Inc.
7.750%, 6/1/19		150,000	190,171
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17		100,000	122,368
Total Capital Canada Ltd.
1.450%, 1/15/18		150,000	151,452
Total Capital International S.A.
2.875%, 2/17/22		250,000	258,233
Total Capital S.A.
3.125%, 10/2/15		350,000	370,941
4.450%, 6/24/20		200,000	229,919
4.125%, 1/28/21		100,000	112,536
TransCanada PipeLines Ltd.
3.400%, 6/1/15		200,000	211,646
7.125%, 1/15/19		100,000	127,093
3.800%, 10/1/20		200,000	223,066
2.500%, 8/1/22		100,000	97,075
6.350%, 5/15/67(l)		200,000	213,500
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18		100,000	121,688
Valero Energy Corp.
9.375%, 3/15/19		200,000	273,078
Williams Partners LP
3.800%, 2/15/15		100,000	105,480
5.250%, 3/15/20		200,000	228,035
3.350%, 8/15/22		200,000	197,217
XTO Energy, Inc.
6.250%, 4/15/13		983,000	985,791
6.250%, 8/1/17		150,000	184,416

			32,782,033

Total Energy			35,007,568

Financials (12.7%)
Capital Markets (2.3%)
American Capital Holdings, Inc.
5.500%, 7/19/16		825,000	837,375
Ameriprise Financial, Inc.
5.650%, 11/15/15		100,000	112,598
Bank of New York Mellon Corp.
4.300%, 5/15/14		100,000	104,336
1.200%, 2/20/15		85,000	86,032
2.500%, 1/15/16		300,000	314,133
4.150%, 2/1/21		200,000	224,470
3.550%, 9/23/21		100,000	108,432
BlackRock, Inc.
3.500%, 12/10/14		200,000	209,979
5.000%, 12/10/19		200,000	236,619
Charles Schwab Corp.
4.450%, 7/22/20		100,000	113,539
3.225%, 9/1/22		100,000	102,056
CKE, Inc.
10.500%, 3/14/16 PIK§		739,375	781,889
Deutsche Bank AG/London
3.450%, 3/30/15		200,000	210,611
6.000%, 9/1/17		500,000	593,589
Eaton Vance Corp.
6.500%, 10/2/17		100,000	119,811
Franklin Resources, Inc.
3.125%, 5/20/15		100,000	105,241
Goldman Sachs Group, Inc.
6.000%, 5/1/14		500,000	527,120
3.300%, 5/3/15		250,000	260,341
3.700%, 8/1/15		300,000	316,395
5.350%, 1/15/16		1,000,000	1,108,821
0.734%, 3/22/16(l)		2,100,000	2,073,956
5.625%, 1/15/17		400,000	450,047
6.250%, 9/1/17		1,300,000	1,527,262
2.375%, 1/22/18		250,000	252,479
6.150%, 4/1/18		1,000,000	1,181,256
5.375%, 3/15/20		750,000	855,555
5.250%, 7/27/21		400,000	453,476
3.625%, 1/22/23		150,000	150,646
Jefferies Group LLC
5.125%, 4/13/18		400,000	436,882
Merrill Lynch & Co., Inc.
5.000%, 2/3/14		100,000	103,377
5.450%, 7/15/14		2,000,000	2,109,331
0.659%, 7/22/14(l)	EUR	400,000	511,224
0.764%, 1/15/15(l)		$1,000,000	996,100
6.050%, 5/16/16		550,000	608,352
5.700%, 5/2/17		400,000	446,542
6.875%, 4/25/18		1,500,000	1,810,036
Morgan Stanley
6.000%, 5/13/14		500,000	527,714
4.100%, 1/26/15		250,000	262,050
6.000%, 4/28/15		300,000	327,416
5.375%, 10/15/15		500,000	546,075
1.750%, 2/25/16		250,000	251,995
5.750%, 10/18/16		500,000	562,302
5.550%, 4/27/17		500,000	566,080
7.300%, 5/13/19		750,000	931,222
5.500%, 1/26/20		250,000	286,359
5.750%, 1/25/21		300,000	345,177
5.500%, 7/28/21		120,000	137,589
3.750%, 2/25/23		300,000	301,106
Nomura Holdings, Inc.
4.125%, 1/19/16		100,000	105,840
2.000%, 9/13/16		100,000	99,471
6.700%, 3/4/20		150,000	178,627

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Northern Trust Corp.
4.625%, 5/1/14		$140,000	$146,337
3.450%, 11/4/20		150,000	161,633
Raymond James Financial, Inc.
8.600%, 8/15/19		100,000	128,755
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,048,610	1,105,803
TD Ameritrade Holding Corp.
4.150%, 12/1/14		100,000	105,688
5.600%, 12/1/19		100,000	121,026

			27,638,173

Commercial Banks (3.6%)
American Express Centurion Bank
6.000%, 9/13/17		250,000	296,455
Australia & New Zealand Banking Group Ltd./New York
0.900%, 2/12/16		250,000	250,662
Banco do Brasil S.A./Cayman Islands
4.500%, 1/22/15§		100,000	103,991
3.875%, 10/10/22		200,000	192,929
Banco Santander S.A./Chile
1.902%, 1/19/16(l)§		3,100,000	3,022,084
Bancolombia S.A.
4.250%, 1/12/16		200,000	209,477
Bank of Montreal
1.400%, 9/11/17		200,000	199,953
2.550%, 11/6/22		300,000	293,194
Bank of Nova Scotia
3.400%, 1/22/15		250,000	262,081
2.900%, 3/29/16		350,000	370,928
4.375%, 1/13/21		150,000	171,118
Barclays Bank plc
3.900%, 4/7/15		150,000	158,758
5.125%, 1/8/20		200,000	229,986
5.140%, 10/14/20		200,000	214,622
BB&T Corp.
3.200%, 3/15/16		300,000	317,978
6.850%, 4/30/19		100,000	127,803
3.950%, 3/22/22		150,000	160,298
BBVA Senior Finance S.A.U.
3.250%, 5/16/14		250,000	251,517
BNP Paribas S.A.
3.250%, 3/11/15		500,000	518,439
5.000%, 1/15/21		350,000	394,617
3.250%, 3/3/23		150,000	145,065
Canadian Imperial Bank of Commerce
1.550%, 1/23/18		100,000	100,678
Comerica Bank
5.750%, 11/21/16		250,000	288,820
Commonwealth Bank of Australia/New York
1.250%, 9/18/15		250,000	252,350
1.900%, 9/18/17		250,000	255,937
Credit Suisse AG/New York
5.500%, 5/1/14		500,000	526,065
3.500%, 3/23/15		300,000	315,706
4.375%, 8/5/20		350,000	393,629
Discover Bank/Delaware
7.000%, 4/15/20		200,000	249,000
DnB Bank ASA
3.200%, 4/3/17§		1,400,000	1,478,846
Fifth Third Bancorp
3.625%, 1/25/16		200,000	213,266
5.450%, 1/15/17		100,000	111,714
First Horizon National Corp.
5.375%, 12/15/15		200,000	218,188
HSBC Bank USA/New York
4.625%, 4/1/14		200,000	207,898
6.000%, 8/9/17		250,000	294,699
HSBC Holdings plc
5.100%, 4/5/21		200,000	231,296
4.875%, 1/14/22		250,000	284,545
Intesa Sanpaolo S.p.A.
3.125%, 1/15/16		200,000	195,510
JPMorgan Chase Bank N.A.
0.879%, 5/31/17(l)	EUR	900,000	1,132,899
6.000%, 10/1/17		$600,000	708,866
KeyBank N.A./Ohio
7.413%, 5/6/15		100,000	113,131
KeyCorp
5.100%, 3/24/21		250,000	290,421
KfW
2.625%, 3/3/15		900,000	938,191
0.625%, 4/24/15		250,000	251,096
2.625%, 2/16/16		1,050,000	1,113,675
5.125%, 3/14/16		1,000,000	1,133,350
0.500%, 4/19/16		400,000	399,408
4.500%, 7/16/18		500,000	586,598
4.875%, 6/17/19		400,000	483,657
4.000%, 1/27/20		500,000	580,537
2.750%, 9/8/20		500,000	538,699
6.250%, 5/19/21	AUD	2,200,000	2,583,585
2.625%, 1/25/22		$500,000	523,300
2.125%, 1/17/23		350,000	348,531
Landwirtschaftliche Rentenbank
2.500%, 2/15/16		400,000	421,679
5.125%, 2/1/17		500,000	581,526
1.375%, 10/23/19		57,000	56,932
Mellon Funding Corp.
5.000%, 12/1/14		200,000	213,720
National Australia Bank Ltd./New York
3.000%, 1/20/23		250,000	247,242
Nordea Bank AB
1.205%, 1/14/14(l)§		2,000,000	2,014,394
Oesterreichische Kontrollbank AG
4.875%, 2/16/16		400,000	446,827
PNC Funding Corp.
3.000%, 5/19/14		300,000	308,152
2.700%, 9/19/16		250,000	263,090
5.625%, 2/1/17		250,000	285,274
5.125%, 2/8/20		400,000	469,132
Rabobank Nederland N.V.
2.125%, 10/13/15		200,000	206,119
3.875%, 2/8/22		500,000	525,664
Royal Bank of Canada
2.625%, 12/15/15		300,000	314,308
0.850%, 3/8/16		150,000	149,863
2.300%, 7/20/16		300,000	312,915
Royal Bank of Scotland Group plc
4.875%, 3/16/15		500,000	535,611
Royal Bank of Scotland plc
3.950%, 9/21/15		350,000	371,904
5.625%, 8/24/20		250,000	290,593
9.500%, 3/16/22(b)(l)(m)		100,000	115,250
Sovereign Bank/Delaware
8.750%, 5/30/18		100,000	122,013
Sumitomo Mitsui Banking Corp.
1.800%, 7/18/17		250,000	254,308

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
SunTrust Banks, Inc.
3.600%, 4/15/16	$200,000	$214,155
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	100,000	123,859
Svenska Handelsbanken AB
3.125%, 7/12/16	200,000	212,286
Toronto-Dominion Bank
2.500%, 7/14/16	400,000	418,969
2.375%, 10/19/16	100,000	104,617
U.S. Bancorp
4.200%, 5/15/14	150,000	156,492
3.150%, 3/4/15	200,000	210,171
2.450%, 7/27/15	100,000	104,263
3.442%, 2/1/16	150,000	158,023
3.000%, 3/15/22	250,000	258,254
2.950%, 7/15/22	125,000	124,713
U.S. Bank N.A./Ohio
4.950%, 10/30/14	200,000	213,740
4.800%, 4/15/15	100,000	108,253
UBS AG/Connecticut
1.301%, 1/28/14(l)	59,000	59,373
3.875%, 1/15/15	250,000	264,159
5.875%, 7/15/16	250,000	280,406
5.875%, 12/20/17	146,000	173,250
5.750%, 4/25/18	147,000	174,286
4.875%, 8/4/20	98,000	112,626
UnionBanCal Corp.
3.500%, 6/18/22	200,000	208,322
Wachovia Bank N.A.
6.000%, 11/15/17	500,000	596,134
Wachovia Corp.
5.250%, 8/1/14	350,000	370,613
5.750%, 2/1/18	300,000	359,044
Wells Fargo & Co.
3.750%, 10/1/14	350,000	366,031
3.625%, 4/15/15	200,000	211,211
1.500%, 7/1/15	500,000	507,975
5.125%, 9/15/16	250,000	282,694
2.100%, 5/8/17	200,000	206,267
5.625%, 12/11/17	650,000	770,304
3.500%, 3/8/22	250,000	261,502
Westpac Banking Corp.
4.200%, 2/27/15	400,000	425,737
2.000%, 8/14/17	200,000	206,354
4.875%, 11/19/19	300,000	349,593
Zions Bancorp
7.750%, 9/23/14	100,000	108,722

		42,444,960

Consumer Finance (1.6%)
Ally Financial, Inc.
3.492%, 2/11/14(l)	1,700,000	1,725,058
8.000%, 11/1/31	475,000	598,500
American Express Co.
6.150%, 8/28/17	550,000	655,142
7.000%, 3/19/18	1,850,000	2,305,847
8.125%, 5/20/19	150,000	201,048
2.650%, 12/2/22	150,000	147,080
6.800%, 9/1/66(l)	150,000	160,500
American Express Credit Corp.
1.750%, 6/12/15	117,000	119,420
2.750%, 9/15/15	250,000	261,357
2.800%, 9/19/16	250,000	265,072
Capital One Bank USA N.A.
8.800%, 7/15/19	287,000	392,622
Capital One Financial Corp.
7.375%, 5/23/14	300,000	322,161
2.150%, 3/23/15	150,000	153,250
6.150%, 9/1/16	100,000	115,432
6.750%, 9/15/17	200,000	242,884
Caterpillar Financial Services Corp.
2.750%, 6/24/15	100,000	104,528
0.700%, 2/26/16	150,000	149,402
2.050%, 8/1/16	200,000	207,239
7.150%, 2/15/19	400,000	518,807
Discover Financial Services
5.200%, 4/27/22	100,000	112,480
Ford Motor Credit Co. LLC
3.875%, 1/15/15	300,000	311,850
2.750%, 5/15/15	500,000	508,900
2.500%, 1/15/16	200,000	202,250
3.984%, 6/15/16	300,000	317,250
8.000%, 12/15/16	250,000	299,375
3.000%, 6/12/17	500,000	511,600
2.375%, 1/16/18	2,500,000	2,478,250
5.875%, 8/2/21	500,000	570,370
4.250%, 9/20/22	200,000	208,760
HSBC Finance Corp.
5.000%, 6/30/15	400,000	432,904
6.676%, 1/15/21	300,000	354,404
HSBC USA, Inc.
5.000%, 9/27/20	150,000	167,264
iPayment Holdings, Inc.
15.000%, 11/15/18 PIK	220,079	165,609
John Deere Capital Corp.
2.800%, 9/18/17	500,000	532,949
1.300%, 3/12/18	150,000	150,429
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.250%, 1/15/18§	725,000	746,750
SLM Corp.
6.250%, 1/25/16	250,000	273,125
8.450%, 6/15/18	300,000	354,000
8.000%, 3/25/20	200,000	232,000
5.500%, 1/25/23	200,000	197,600
Toyota Motor Credit Corp.
1.250%, 11/17/14	100,000	101,154
3.200%, 6/17/15	200,000	211,137
2.800%, 1/11/16	100,000	105,461
2.000%, 9/15/16	100,000	103,378
1.750%, 5/22/17	300,000	306,817
3.400%, 9/15/21	300,000	320,736
2.625%, 1/10/23	150,000	148,632

		19,070,783

Diversified Financial Services (3.2%)
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK§	1,100,000	1,144,000
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	110,000	115,775
Bank of America Corp.
7.375%, 5/15/14	500,000	534,642
4.500%, 4/1/15	1,000,000	1,062,206
1.250%, 1/11/16	100,000	99,425
6.500%, 8/1/16	500,000	575,473
5.625%, 10/14/16	800,000	901,672
2.000%, 1/11/18	150,000	148,898
7.625%, 6/1/19	200,000	254,222

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 5/13/21	$500,000	$559,879
3.300%, 1/11/23	300,000	294,686
Boeing Capital Corp.
2.125%, 8/15/16	100,000	104,042
BP Capital Markets plc
3.625%, 5/8/14	200,000	206,840
3.875%, 3/10/15	500,000	530,278
3.125%, 10/1/15	500,000	527,725
4.500%, 10/1/20	450,000	510,602
Citigroup, Inc.
5.000%, 9/15/14	500,000	524,424
5.500%, 10/15/14	1,150,000	1,227,334
6.010%, 1/15/15	500,000	541,435
4.750%, 5/19/15	200,000	214,284
2.250%, 8/7/15	150,000	153,355
5.850%, 8/2/16	400,000	455,258
5.500%, 2/15/17	150,000	167,756
6.125%, 11/21/17	500,000	591,161
6.125%, 5/15/18	500,000	595,995
8.500%, 5/22/19	600,000	799,794
5.375%, 8/9/20	100,000	117,325
4.500%, 1/14/22	2,400,000	2,668,713
3.375%, 3/1/23	150,000	151,358
CNG Holdings, Inc.
9.375%, 5/15/20§	500,000	491,250
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	300,000	349,566
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	336,970
Gazprom OAO Via White Nights Finance B.V.
10.500%, 3/25/14(m)	300,000	324,681
General Electric Capital Corp.
5.900%, 5/13/14	600,000	635,918
5.650%, 6/9/14	300,000	318,198
3.500%, 6/29/15	750,000	794,205
5.400%, 2/15/17	800,000	920,377
1.625%, 4/2/18	150,000	148,890
6.000%, 8/7/19	1,000,000	1,215,712
5.300%, 2/11/21	250,000	287,172
4.650%, 10/17/21	300,000	333,713
3.150%, 9/7/22	300,000	299,331
3.100%, 1/9/23	250,000	246,444
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	600,000	764,160
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%, 1/15/16	1,250,000	1,290,625
JPMorgan Chase & Co.
4.650%, 6/1/14	750,000	784,220
5.125%, 9/15/14	500,000	530,683
3.700%, 1/20/15	1,000,000	1,048,805
4.750%, 3/1/15	300,000	321,856
3.450%, 3/1/16	500,000	530,692
3.150%, 7/5/16	1,300,000	1,381,119
2.000%, 8/15/17	250,000	254,828
6.000%, 1/15/18	750,000	891,710
6.300%, 4/23/19	700,000	858,081
4.400%, 7/22/20	1,000,000	1,104,536
4.250%, 10/15/20	250,000	275,256
4.350%, 8/15/21	300,000	330,921
3.250%, 9/23/22	350,000	347,543
3.200%, 1/25/23	150,000	150,070
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	103,115
5.250%, 1/16/18	100,000	109,341
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	200,000	210,932
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	300,000	318,243
5.450%, 2/1/18	250,000	295,977
Nationstar Mortgage LLC/Nationstar Capital Corp.
10.875%, 4/1/15	1,175,000	1,246,969
ORIX Corp.
4.710%, 4/27/15	400,000	423,806
Private Export Funding Corp.
4.550%, 5/15/15	150,000	162,591
4.950%, 11/15/15	100,000	111,701
1.375%, 2/15/17	50,000	51,008
2.050%, 11/15/22	125,000	123,888
SquareTwo Financial Corp.
11.625%, 4/1/17	1,000,000	1,017,500
TECO Finance, Inc.
5.150%, 3/15/20	100,000	116,267
Unilever Capital Corp.
2.750%, 2/10/16	100,000	105,697
4.800%, 2/15/19	200,000	236,479
Waha Aerospace B.V.
3.925%, 7/28/20§	281,250	299,318
XTRA Finance Corp.
5.150%, 4/1/17	100,000	113,789

		38,392,710

Insurance (1.3%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	200,000	209,677
5.800%, 3/15/18	100,000	120,494
5.900%, 6/15/19	100,000	123,207
Aegon N.V.
4.625%, 12/1/15	200,000	217,872
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	100,000	118,927
Allstate Corp.
6.200%, 5/16/14	150,000	159,364
7.450%, 5/16/19	100,000	131,030
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	135,546
American International Group, Inc.
3.750%, 11/30/13§	700,000	713,272
5.050%, 10/1/15	300,000	328,049
5.450%, 5/18/17	300,000	342,031
8.250%, 8/15/18	500,000	646,886
6.400%, 12/15/20	100,000	123,266
4.875%, 6/1/22	250,000	283,328
Aon Corp.
3.500%, 9/30/15	100,000	105,623
5.000%, 9/30/20	100,000	115,226
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20§	1,325,000	1,361,437
Asurion Corp.
11.000%, 8/16/19	1,450,000	1,553,312
Axis Specialty Finance LLC
5.875%, 6/1/20	200,000	226,488
Berkshire Hathaway Finance Corp.
1.600%, 5/15/17	150,000	152,670
4.250%, 1/15/21	250,000	277,012
Berkshire Hathaway, Inc.
3.200%, 2/11/15	400,000	421,200

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 2/11/23	$250,000	$253,696
Chubb Corp.
5.750%, 5/15/18	100,000	121,434
6.375%, 3/29/67(l)	100,000	109,500
CNA Financial Corp.
5.875%, 8/15/20	200,000	236,197
Genworth Financial, Inc.
8.625%, 12/15/16	250,000	300,174
7.700%, 6/15/20	100,000	119,672
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	100,000	105,757
5.375%, 3/15/17	100,000	114,166
5.500%, 3/30/20	100,000	117,124
ING U.S., Inc.
5.500%, 7/15/22§	50,000	55,323
Lincoln National Corp.
6.250%, 2/15/20	100,000	119,972
7.000%, 5/17/66(l)	100,000	102,500
6.050%, 4/20/67(l)	100,000	100,750
Markel Corp.
7.125%, 9/30/19	100,000	123,312
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	200,000	222,484
4.800%, 7/15/21	100,000	112,601
MetLife, Inc.
6.750%, 6/1/16	250,000	293,313
7.717%, 2/15/19	300,000	389,597
Onex USI Acquisition Corp.
7.750%, 1/15/21§	1,350,000	1,353,375
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	150,000	171,009
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	270,055
Protective Life Corp.
7.375%, 10/15/19	150,000	181,009
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	212,524
4.750%, 6/13/15	150,000	162,211
6.000%, 12/1/17	250,000	298,540
7.375%, 6/15/19	135,000	174,097
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	120,897
Torchmark Corp.
9.250%, 6/15/19	100,000	134,154
Travelers Cos., Inc.
5.500%, 12/1/15	100,000	112,593
5.800%, 5/15/18	100,000	121,856
Unum Group
5.625%, 9/15/20	100,000	116,044
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	113,901
Willis North America, Inc.
5.625%, 7/15/15	200,000	216,288
7.000%, 9/29/19	100,000	119,134

		14,741,176

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp.
4.625%, 4/1/15	125,000	133,441
4.500%, 1/15/18	100,000	109,442
5.050%, 9/1/20	100,000	111,018
AvalonBay Communities, Inc.
5.700%, 3/15/17	100,000	116,689
BioMed Realty LP
6.125%, 4/15/20	100,000	116,862
Boston Properties LP
5.000%, 6/1/15	100,000	108,492
3.700%, 11/15/18	200,000	219,944
5.625%, 11/15/20	100,000	118,814
Brandywine Operating Partnership LP
4.950%, 4/15/18	100,000	110,730
Camden Property Trust
4.625%, 6/15/21	100,000	112,674
2.950%, 12/15/22	150,000	146,953
CommonWealth REIT
6.650%, 1/15/18	100,000	113,498
Digital Realty Trust LP
4.500%, 7/15/15	100,000	105,882
Duke Realty LP
6.750%, 3/15/20	100,000	122,243
ERP Operating LP
5.125%, 3/15/16	300,000	334,005
4.750%, 7/15/20	200,000	225,838
HCP, Inc.
5.625%, 5/1/17	100,000	114,874
3.150%, 8/1/22	100,000	99,222
Health Care REIT, Inc.
6.200%, 6/1/16	100,000	114,231
4.700%, 9/15/17	100,000	112,060
6.125%, 4/15/20	100,000	118,734
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	150,000	172,461
Hospitality Properties Trust
7.875%, 8/15/14	150,000	158,686
5.625%, 3/15/17	100,000	110,536
Host Hotels & Resorts LP
4.750%, 3/1/23	100,000	107,000
Kilroy Realty LP
5.000%, 11/3/15	100,000	108,718
3.800%, 1/15/23	150,000	153,717
Kimco Realty Corp.
6.875%, 10/1/19	100,000	126,697
Liberty Property LP
4.750%, 10/1/20	150,000	164,774
Mack-Cali Realty LP
2.500%, 12/15/17	100,000	101,364
Realty Income Corp.
5.750%, 1/15/21	200,000	232,961
Senior Housing Properties Trust
4.300%, 1/15/16	100,000	103,750
Simon Property Group LP
5.100%, 6/15/15	200,000	218,251
5.250%, 12/1/16	200,000	227,456
6.125%, 5/30/18	300,000	366,702
5.650%, 2/1/20	100,000	120,176
UDR, Inc.
4.250%, 6/1/18	150,000	165,116
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	100,000	105,418
2.000%, 2/15/18	100,000	100,560
4.250%, 3/1/22	100,000	107,149
Vornado Realty LP
4.250%, 4/1/15	100,000	105,335
Washington Real Estate Investment Trust
3.950%, 10/15/22	150,000	152,278

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Weingarten Realty Investors
3.375%, 10/15/22	$250,000	$248,713

		6,323,464

Real Estate Management & Development (0.2%)
Kennedy-Wilson, Inc.
8.750%, 4/1/19§	625,000	668,750
ProLogis LP
6.250%, 3/15/17	100,000	115,139
6.625%, 5/15/18	200,000	239,779
Toys R Us Property Co. I LLC
10.750%, 7/15/17	1,125,000	1,209,375

		2,233,043

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14	100,000	101,847
4.000%, 4/27/16	100,000	106,707

		208,554

Total Financials		151,052,863

Health Care (3.3%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	200,000	213,620
2.300%, 6/15/16	130,000	135,347
5.850%, 6/1/17	200,000	236,120
4.500%, 3/15/20	325,000	368,704
4.100%, 6/15/21	200,000	221,689
Celgene Corp.
3.250%, 8/15/22	150,000	151,358
Genentech, Inc.
4.750%, 7/15/15	200,000	217,865

		1,544,703

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories
4.125%, 5/27/20	75,000	85,120
Alere, Inc.
7.250%, 7/1/18§	1,475,000	1,570,875
Angiotech Pharmaceuticals, Inc.
5.000%, 12/1/13(l)	87,000	87,326
9.000%, 12/1/16	1,077,000	1,081,039
Baxter International, Inc.
4.625%, 3/15/15	200,000	215,239
4.250%, 3/15/20	150,000	170,562
2.400%, 8/15/22	100,000	97,904
Becton Dickinson and Co.
5.000%, 5/15/19	200,000	236,393
Boston Scientific Corp.
4.500%, 1/15/15	250,000	264,307
6.400%, 6/15/16	100,000	114,540
6.000%, 1/15/20	100,000	116,372
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	104,929
CareFusion Corp.
6.375%, 8/1/19	100,000	121,034
Covidien International Finance S.A.
2.800%, 6/15/15	100,000	104,608
6.000%, 10/15/17	100,000	120,056
DENTSPLY International, Inc.
4.125%, 8/15/21	100,000	105,924
Kinetic Concepts, Inc./KCI USA, Inc.
10.500%, 11/1/18	1,250,000	1,353,125
Medtronic, Inc.
4.450%, 3/15/20	250,000	287,312
Series B
4.750%, 9/15/15	100,000	109,800
Physio-Control International, Inc.
9.875%, 1/15/19§	1,150,000	1,293,750
St. Jude Medical, Inc.
3.750%, 7/15/14	100,000	104,024
4.875%, 7/15/19	100,000	114,606
Stryker Corp.
2.000%, 9/30/16	150,000	155,773
Zimmer Holdings, Inc.
1.400%, 11/30/14	100,000	100,840
3.375%, 11/30/21	100,000	103,378

		8,218,836

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc.
6.125%, 3/15/21§	475,000	490,437
Aetna, Inc.
6.500%, 9/15/18	200,000	246,566
3.950%, 9/1/20	100,000	109,329
AmerisourceBergen Corp.
4.875%, 11/15/19	150,000	174,882
Apria Healthcare Group, Inc.
11.250%, 11/1/14	1,050,000	1,084,125
12.375%, 11/1/14	450,000	461,250
Cardinal Health, Inc.
5.800%, 10/15/16	200,000	231,622
Cigna Corp.
5.125%, 6/15/20	130,000	150,181
4.375%, 12/15/20	100,000	110,998
Coventry Health Care, Inc.
5.450%, 6/15/21	120,000	140,100
Express Scripts Holding Co.
6.250%, 6/15/14	200,000	212,855
3.125%, 5/15/16	250,000	264,678
4.750%, 11/15/21	100,000	113,345
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	1,000,000	1,145,000
HCA Holdings, Inc.
6.250%, 2/15/21	1,300,000	1,386,125
HCA, Inc.
7.250%, 9/15/20	500,000	553,125
Term Loan
2.704%, 3/15/14	450,000	450,563
Health Management Associates, Inc.
7.375%, 1/15/20	1,200,000	1,311,000
Howard Hughes Medical Institute
3.450%, 9/1/14	100,000	104,296
Humana, Inc.
7.200%, 6/15/18	150,000	184,054
Laboratory Corp. of America Holdings
2.200%, 8/23/17	67,000	67,835
4.625%, 11/15/20	100,000	109,457
3.750%, 8/23/22	56,000	57,577
McKesson Corp.
1.400%, 3/15/18	100,000	99,801
4.750%, 3/1/21	100,000	115,506
2.850%, 3/15/23	200,000	200,208
Medco Health Solutions, Inc.
2.750%, 9/15/15	150,000	155,958
7.125%, 3/15/18	200,000	248,222
4.125%, 9/15/20	150,000	163,614

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
MedImpact Holdings, Inc.
10.500%, 2/1/18§	$875,000	$971,250
One Call Medical, Inc.
7.000%, 8/17/19	748,125	753,424
Quest Diagnostics, Inc.
6.400%, 7/1/17	150,000	175,969
4.700%, 4/1/21	100,000	109,017
RegionalCare Hospital Partners
8.000%, 11/2/18	1,000,000	1,012,500
Res-Care, Inc.
10.750%, 1/15/19	1,200,000	1,353,000
Truven Health Analytics, Inc.
10.625%, 6/1/20§	750,000	855,000
U.S. Renal Care, Inc.
10.250%, 12/27/19	1,000,000	1,017,500
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	225,641
6.000%, 2/15/18	150,000	181,368
4.700%, 2/15/21	100,000	114,405
WellPoint, Inc.
5.250%, 1/15/16	300,000	333,834
4.350%, 8/15/20	200,000	222,214
3.300%, 1/15/23	150,000	151,736

		17,619,567

Health Care Technology (0.1%)
Emdeon, Inc.
11.000%, 12/31/19	825,000	950,812

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
5.000%, 7/15/20	100,000	113,472
Life Technologies Corp.
6.000%, 3/1/20	100,000	111,741
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	300,000	317,663
4.700%, 5/1/20	100,000	110,725

		653,601

Pharmaceuticals (0.9%)
AbbVie, Inc.
1.200%, 11/6/15§	400,000	403,103
1.750%, 11/6/17§	350,000	352,861
2.900%, 11/6/22§	300,000	298,219
Actavis, Inc.
6.125%, 8/15/19	100,000	121,485
3.250%, 10/1/22	250,000	252,044
Allergan, Inc.
1.350%, 3/15/18	50,000	50,020
2.800%, 3/15/23	50,000	50,232
AstraZeneca plc
5.900%, 9/15/17	250,000	300,002
Bristol-Myers Squibb Co.
5.450%, 5/1/18	100,000	119,940
Elan Finance plc/Elan Finance Corp.
6.250%, 10/15/19§	825,000	961,125
Eli Lilly and Co.
5.200%, 3/15/17	100,000	115,606
GlaxoSmithKline Capital plc
1.500%, 5/8/17	250,000	253,671
2.850%, 5/8/22	300,000	307,386
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14	200,000	208,233
5.650%, 5/15/18	300,000	362,771
Hospira, Inc.
6.400%, 5/15/15	200,000	220,990
Johnson & Johnson
1.200%, 5/15/14	200,000	201,997
5.550%, 8/15/17	100,000	119,624
5.150%, 7/15/18	200,000	240,630
3.550%, 5/15/21	100,000	110,782
Merck & Co., Inc.
6.000%, 9/15/17	100,000	121,461
5.000%, 6/30/19	200,000	239,429
2.400%, 9/15/22	200,000	197,968
Novartis Capital Corp.
2.900%, 4/24/15	100,000	104,764
4.400%, 4/24/20	100,000	115,332
2.400%, 9/21/22	200,000	197,894
Novartis Securities Investment Ltd.
5.125%, 2/10/19	300,000	357,436
Pfizer, Inc.
5.350%, 3/15/15	400,000	436,513
6.200%, 3/15/19	400,000	501,908
Quintiles Transnational Corp.
7.500%, 2/22/17	1,275,000	1,303,688
Sanofi S.A.
2.625%, 3/29/16	150,000	157,921
4.000%, 3/29/21	250,000	277,804
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	200,000	209,639
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	250,000	265,503
VPI Escrow Corp.
6.375%, 10/15/20§	900,000	951,750
Zoetis, Inc.
1.875%, 2/1/18§	100,000	100,851

		10,590,582

Total Health Care		39,578,101

Industrials (3.3%)
Aerospace & Defense (0.4%)
Boeing Co.
3.500%, 2/15/15	100,000	105,211
6.000%, 3/15/19	200,000	247,174
Delos Aircraft, Inc.
Term Loan
4.750%, 3/17/16	500,000	502,500
Embraer Overseas Ltd.
6.375%, 1/15/20	100,000	115,166
GenCorp, Inc.
7.125%, 3/15/21§	750,000	791,250
General Dynamics Corp.
1.000%, 11/15/17	250,000	247,668
Goodrich Corp.
6.125%, 3/1/19	150,000	186,582
Honeywell International, Inc.
5.300%, 3/1/18	250,000	297,657
L-3 Communications Corp.
3.950%, 11/15/16	100,000	107,667
5.200%, 10/15/19	100,000	113,630
4.950%, 2/15/21	100,000	111,548
Lockheed Martin Corp.
4.250%, 11/15/19	350,000	392,777
Northrop Grumman Corp.
3.700%, 8/1/14	150,000	155,996
Precision Castparts Corp.
1.250%, 1/15/18	150,000	149,830

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Raytheon Co.
4.400%, 2/15/20	$300,000	$340,383
Rockwell Collins, Inc.
5.250%, 7/15/19	100,000	119,782
Textron, Inc.
5.600%, 12/1/17	100,000	113,724
5.950%, 9/21/21	100,000	117,351
United Technologies Corp.
4.875%, 5/1/15	150,000	163,681
1.200%, 6/1/15	90,000	91,385
1.800%, 6/1/17	50,000	51,384
6.125%, 2/1/19	250,000	311,201
4.500%, 4/15/20	100,000	115,771
3.100%, 6/1/22	250,000	261,393

		5,210,711

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
3.875%, 4/1/14	250,000	258,801
5.125%, 4/1/19	100,000	119,834
3.125%, 1/15/21	250,000	266,443

		645,078

Airlines (0.5%)
American Airlines, Inc.
Series A
8.625%, 10/15/21	376,053	392,035
Series B
7.000%, 1/31/18§	1,027,404	1,069,835
Continental Airlines, Inc.
4.750%, 1/12/21	2,400,297	2,628,325
Delta Air Lines, Inc., Class A
4.950%, 5/23/19	265,146	288,347
Series 1A A
6.200%, 7/2/18	159,302	180,808
UAL Pass Through Trust
Series 09-2
9.750%, 1/15/17	742,470	863,270

		5,422,620

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	350,000	397,890
Owens Corning, Inc.
9.000%, 6/15/19	17,000	21,760

		419,650

Commercial Services & Supplies (1.1%)
ADT Corp.
3.500%, 7/15/22§	150,000	147,386
Altegrity, Inc.
12.000%, 11/1/15§†	1,100,000	996,600
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	100,000	110,868
4.750%, 5/1/19	100,000	119,641
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18§	1,175,000	1,189,687
Cornell University
5.450%, 2/1/19	200,000	244,504
Jaguar Holding Co. I
9.375%, 10/15/17 PIK§	1,425,000	1,524,750
KP Germany Erste GmbH
11.625%, 7/15/17§	EUR 800,000	1,153,870
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§	$1,000,000	1,062,500
Pitney Bowes, Inc.
5.750%, 9/15/17	200,000	218,000
6.250%, 3/15/19	100,000	111,000
Republic Services, Inc.
5.500%, 9/15/19	250,000	297,283
5.250%, 11/15/21	250,000	292,048
Rural/Metro Corp.
10.125%, 7/15/19§	1,075,000	1,072,313
Sheridan Holdings, Inc.
9.000%, 6/20/20	550,000	559,625
Southern Graphics, Inc.
8.375%, 10/15/20§	875,000	910,000
Total Safety, Inc.
5.750%, 2/21/20	900,000	907,875
TransUnion Holding Co., Inc.
8.125%, 6/15/18 PIK§	1,125,000	1,200,938
Waste Management, Inc.
6.100%, 3/15/18	100,000	119,936
7.375%, 3/11/19	150,000	189,884
4.750%, 6/30/20	100,000	113,623
Yale University
2.900%, 10/15/14	76,000	78,849

		12,621,180

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	100,000	101,189
2.875%, 5/8/22	150,000	151,565

		252,754

Electrical Equipment (0.0%)
Emerson Electric Co.
4.875%, 10/15/19	200,000	237,595
2.625%, 2/15/23	100,000	100,745

		338,340

Industrial Conglomerates (0.3%)
Cooper U.S., Inc.
2.375%, 1/15/16	100,000	103,354
3.875%, 12/15/20	100,000	108,318
Danaher Corp.
5.625%, 1/15/18	200,000	239,187
3.900%, 6/23/21	100,000	111,300
GE Capital Trust I
6.375%, 11/15/67(l)	300,000	316,500
General Electric Co.
5.250%, 12/6/17	300,000	352,399
2.700%, 10/9/22	250,000	250,182
Harland Clarke Holdings Corp.
9.750%, 8/1/18§	550,000	581,625
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	100,000	120,924
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	200,000	237,811
Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR 860,000	1,198,850
Pentair Finance S.A.
5.000%, 5/15/21(b)§	$100,000	111,203
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	119,222
Tyco International Finance S.A.
8.500%, 1/15/19	100,000	130,076

		3,980,951

Machinery (0.3%)
Caterpillar, Inc.
1.375%, 5/27/14	100,000	101,053

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
2.600%, 6/26/22		$250,000	$250,731
Deere & Co.
2.600%, 6/8/22		250,000	251,458
Dover Corp.
5.450%, 3/15/18		150,000	177,849
Eaton Corp.
2.750%, 11/2/22§		250,000	246,482
Harsco Corp.
2.700%, 10/15/15		100,000	101,000
Illinois Tool Works, Inc.
5.150%, 4/1/14		100,000	104,429
6.250%, 4/1/19		100,000	125,622
Kennametal, Inc.
3.875%, 2/15/22		118,000	122,640
Pall Corp.
5.000%, 6/15/20		100,000	112,459
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§		1,075,000	1,147,563
Xylem, Inc.
3.550%, 9/20/16		150,000	159,949

			2,901,235

Marine (0.0%)
American Commercial Lines LLC
0.000%, 2/27/20		425,000	417,562

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15		55,000	56,721
Equifax, Inc.
4.450%, 12/1/14		100,000	104,929
Verisk Analytics, Inc.
5.800%, 5/1/21		100,000	115,500

			277,150

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19		200,000	233,285
Canadian National Railway Co.
5.550%, 3/1/19		350,000	424,149
Canadian Pacific Railway Co.
7.250%, 5/15/19		45,000	57,214
CSX Corp.
7.900%, 5/1/17		250,000	309,419
7.375%, 2/1/19		200,000	255,618
Norfolk Southern Corp.
7.700%, 5/15/17		200,000	250,814
5.750%, 4/1/18		100,000	119,872
Ryder System, Inc.
7.200%, 9/1/15		100,000	113,518
3.600%, 3/1/16		100,000	105,155
Union Pacific Corp.
5.700%, 8/15/18		200,000	241,603
6.125%, 2/15/20		100,000	124,343

			2,234,990

Trading Companies & Distributors (0.4%)
Doric Nimrod Air One Ltd.
Series 2012-1A
5.125%, 11/30/24§		200,000	218,500
GATX Corp.
3.500%, 7/15/16		150,000	159,000
4.850%, 6/1/21		100,000	108,399
International Lease Finance Corp.
3.875%, 4/15/18		1,800,000	1,797,750
5.875%, 8/15/22		800,000	866,000
Shale-Inland Holdings LLC/Shale-Inland Finance Corp.
8.750%, 11/15/19§		1,075,000	1,128,750

			4,278,399

Total Industrials			39,000,620

Information Technology (2.0%)
Communications Equipment (0.3%)
Blue Coat Systems, Inc.
5.750%, 1/17/18		1,186,538	1,199,886
Cisco Systems, Inc.
5.500%, 2/22/16		400,000	454,325
4.950%, 2/15/19		500,000	590,771
Harris Corp.
6.375%, 6/15/19		100,000	119,769
Motorola Solutions, Inc.
6.000%, 11/15/17		100,000	116,761
Nokia Siemens Networks Finance B.V.
6.750%, 4/15/18§	EUR	500,000	647,334

			3,128,846

Computers & Peripherals (0.2%)
Dell, Inc.
2.300%, 9/10/15		$200,000	199,885
Hewlett-Packard Co.
4.750%, 6/2/14		400,000	416,920
2.350%, 3/15/15		300,000	305,982
5.500%, 3/1/18		200,000	224,192
3.750%, 12/1/20		250,000	247,164
4.375%, 9/15/21		300,000	305,597
4.650%, 12/9/21		250,000	259,369
Oberthur Technologies
6.252%, 3/30/19		920,375	913,472

			2,872,581

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
3.375%, 11/1/15		150,000	156,216
Avnet, Inc.
6.000%, 9/1/15		100,000	108,694
5.875%, 6/15/20		100,000	109,101
Corning, Inc.
1.450%, 11/15/17		100,000	100,454
Ingram Micro, Inc.
5.000%, 8/10/22		100,000	104,469
Kemet Corp.
10.500%, 5/1/18		170,000	177,862

			756,796

Internet Software & Services (0.2%)
eBay, Inc.
3.250%, 10/15/20		100,000	107,499
2.600%, 7/15/22		100,000	99,234
Endurance International Group
10.250%, 4/30/20		1,550,000	1,550,000
Google, Inc.
1.250%, 5/19/14		100,000	101,018
2.125%, 5/19/16		100,000	104,603
3.625%, 5/19/21		100,000	110,190

			2,072,544

IT Services (0.4%)
Compucom Systems, Inc.
10.250%, 10/2/19		1,225,000	1,249,500
Computer Sciences Corp.
6.500%, 3/15/18		210,000	242,260

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
EVERTEC LLC/EVERTEC Finance Corp.
11.000%, 10/1/18		$975,000	$1,121,250
Fiserv, Inc.
3.125%, 10/1/15		200,000	209,165
6.800%, 11/20/17		100,000	119,706
International Business Machines Corp.
1.250%, 5/12/14		200,000	201,848
5.700%, 9/14/17		800,000	956,840
1.250%, 2/8/18		200,000	200,132
1.875%, 8/1/22		250,000	238,356
SAIC, Inc.
4.450%, 12/1/20		100,000	106,969
Western Union Co.
5.930%, 10/1/16		250,000	275,929

			4,921,955

Office Electronics (0.1%)
CDW LLC/CDW Finance Corp.
8.000%, 12/15/18		675,000	756,000
Xerox Corp.
8.250%, 5/15/14		250,000	269,833
6.350%, 5/15/18		250,000	290,831
5.625%, 12/15/19		100,000	113,680

			1,430,344

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
3.000%, 4/15/16		100,000	105,953
Broadcom Corp.
2.500%, 8/15/22§		100,000	99,139
Intel Corp.
1.950%, 10/1/16		100,000	103,358
1.350%, 12/15/17		200,000	200,526
3.300%, 10/1/21		254,000	267,402
2.700%, 12/15/22		250,000	247,047
KLA-Tencor Corp.
6.900%, 5/1/18		43,000	51,234
National Semiconductor Corp.
3.950%, 4/15/15		100,000	107,110
Texas Instruments, Inc.
1.375%, 5/15/14		100,000	101,081
2.375%, 5/16/16		100,000	104,741
1.650%, 8/3/19		100,000	99,857

			1,487,448

Software (0.6%)
Adobe Systems, Inc.
3.250%, 2/1/15		150,000	156,492
BMC Software, Inc.
4.250%, 2/15/22		25,000	24,984
4.500%, 12/1/22		100,000	101,972
CA, Inc.
6.125%, 12/1/14		200,000	215,859
Infor US, Inc.
10.000%, 4/1/19	EUR	1,225,000	1,758,698
Microsoft Corp.
2.950%, 6/1/14		$500,000	515,355
4.200%, 6/1/19		350,000	404,931
Misys plc
7.250%, 12/20/19		1,243,750	1,262,407
Oracle Corp.
5.250%, 1/15/16		450,000	505,288
5.750%, 4/15/18		550,000	664,294
2.500%, 10/15/22		250,000	245,850
RP Crown Parent LLC
6.750%, 12/14/18		525,000	535,063
11.250%, 12/14/19		1,050,000	1,095,281

			7,486,474

Total Information Technology			24,156,988

Materials (1.9%)
Chemicals (1.0%)
Agrium, Inc.
3.150%, 10/1/22		100,000	96,399
Air Products and Chemicals, Inc.
4.375%, 8/21/19		100,000	114,842
Airgas, Inc.
3.250%, 10/1/15		100,000	105,190
Cabot Corp.
5.000%, 10/1/16		100,000	111,111
Dow Chemical Co.
2.500%, 2/15/16		100,000	104,130
8.550%, 5/15/19		250,000	335,553
4.250%, 11/15/20		250,000	273,806
4.125%, 11/15/21		100,000	106,155
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15		200,000	209,514
5.250%, 12/15/16		100,000	115,874
6.000%, 7/15/18		250,000	308,197
3.625%, 1/15/21		200,000	219,594
2.800%, 2/15/23		250,000	252,255
Eastman Chemical Co.
2.400%, 6/1/17		150,000	155,935
5.500%, 11/15/19		100,000	117,023
Ecolab, Inc.
1.000%, 8/9/15		94,000	94,150
4.350%, 12/8/21		200,000	221,682
Hexion US Finance Corp.
6.625%, 4/15/20		400,000	401,520
Methanex Corp.
3.250%, 12/15/19		60,000	60,600
Momentive Performance Materials, Inc.
8.875%, 10/15/20		950,000	978,500
Monsanto Co.
5.125%, 4/15/18		100,000	118,825
Orion Engineered Carbons Finance & Co. SCA
9.250%, 8/1/19 PIK§		975,000	984,750
Oxea Finance/Cy S.C.A.
9.500%, 7/15/17§		321,000	348,285
9.625%, 7/15/17§	EUR	643,031	897,423
PetroLogistics LP/PetroLogistics Finance Corp.
6.250%, 4/1/20§		$825,000	830,156
Phibro Animal Health Corp.
9.250%, 7/1/18§		750,000	806,250
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14		200,000	210,120
6.500%, 5/15/19		100,000	125,323
PPG Industries, Inc.
1.900%, 1/15/16		150,000	154,103
6.650%, 3/15/18		150,000	184,814
Praxair, Inc.
4.625%, 3/30/15		200,000	216,047
4.500%, 8/15/19		100,000	115,720
3.000%, 9/1/21		100,000	103,477
2.200%, 8/15/22		100,000	97,032
2.700%, 2/21/23		150,000	150,604
Reichhold Industries, Inc.
9.000%, 5/8/17 PIK§		1,110,675	874,657

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
RPM International, Inc.
6.125%, 10/15/19		$100,000	$117,513
Sawgrass Merger Sub, Inc.
8.750%, 12/15/20§		1,175,000	1,224,937
Sherwin-Williams Co.
3.125%, 12/15/14		100,000	104,359
Valspar Corp.
7.250%, 6/15/19		100,000	122,352

			12,168,777

Containers & Packaging (0.1%)
Bemis Co., Inc.
6.800%, 8/1/19		150,000	181,898
Viskase Cos., Inc.
9.875%, 1/15/18§		650,000	689,000

			870,898

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18		200,000	228,218
6.150%, 8/15/20		150,000	163,030
5.400%, 4/15/21		100,000	103,871
Aleris International, Inc.
7.875%, 11/1/20		1,075,000	1,158,313
Allegheny Technologies, Inc.
9.375%, 6/1/19		100,000	128,890
ArcelorMittal S.A.
10.350%, 6/1/19		425,000	535,925
Barrick Gold Corp.
1.750%, 5/30/14		120,000	121,311
2.900%, 5/30/16		200,000	210,557
6.950%, 4/1/19		100,000	123,432
Barrick North America Finance LLC
4.400%, 5/30/21		200,000	215,467
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14		500,000	525,181
6.500%, 4/1/19		300,000	380,072
3.250%, 11/21/21		250,000	263,214
Cliffs Natural Resources, Inc.
3.950%, 1/15/18		150,000	150,782
4.800%, 10/1/20		55,000	54,251
CSN Islands XI Corp.
6.875%, 9/21/19§		200,000	221,841
FMG Resources Pty Ltd.
8.250%, 11/1/19§		625,000	671,875
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 3/1/22		250,000	247,802
3.875%, 3/15/23§		250,000	249,310
Goldcorp, Inc.
3.700%, 3/15/23		100,000	99,846
Newmont Mining Corp.
3.500%, 3/15/22		250,000	251,413
Nucor Corp.
5.750%, 12/1/17		100,000	118,992
5.850%, 6/1/18		100,000	120,669
Rio Tinto Alcan, Inc.
5.000%, 6/1/15		400,000	434,000
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14		200,000	217,615
9.000%, 5/1/19		350,000	484,090
4.125%, 5/20/21		250,000	269,998
Rio Tinto Finance USA plc
1.625%, 8/21/17		100,000	100,313
2.875%, 8/21/22		100,000	97,555
Southern Copper Corp.
5.375%, 4/16/20		135,000	152,795
Teck Resources Ltd.
4.500%, 1/15/21		100,000	106,750
Thompson Creek Metals Co., Inc.
12.500%, 5/1/19		500,000	490,000
Vale Overseas Ltd.
6.250%, 1/11/16		300,000	333,917
4.625%, 9/15/20		200,000	211,117

			9,242,412

Paper & Forest Products (0.0%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21		200,000	211,063
International Paper Co.
5.300%, 4/1/15		100,000	107,957
9.375%, 5/15/19		300,000	410,666
4.750%, 2/15/22		100,000	112,306

			841,992

Total Materials			23,124,079

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
5.100%, 9/15/14		200,000	212,562
2.500%, 8/15/15		500,000	518,903
5.625%, 6/15/16		200,000	228,668
1.700%, 6/1/17		500,000	505,609
5.500%, 2/1/18		300,000	353,028
4.450%, 5/15/21		500,000	561,373
BellSouth Corp.
5.200%, 9/15/14		300,000	318,554
British Telecommunications plc
5.950%, 1/15/18		200,000	238,329
CenturyLink, Inc.
5.625%, 4/1/20		300,000	306,750
Series T
5.800%, 3/15/22		400,000	405,000
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14		150,000	158,729
6.750%, 8/20/18		150,000	185,136
France Telecom S.A.
4.375%, 7/8/14		200,000	208,543
2.750%, 9/14/16		100,000	104,398
5.375%, 7/8/19		200,000	233,332
ITC Deltacom, Inc.
10.500%, 4/1/16		899,000	950,692
Level 3 Financing, Inc.
10.000%, 2/1/18		600,000	662,250
8.125%, 7/1/19		400,000	441,500
Lynx I Corp.
6.000%, 4/15/21§	GBP	900,000	1,405,453
PAETEC Holding Corp.
9.875%, 12/1/18		$1,200,000	1,377,000
Telecom Italia Capital S.A.
6.175%, 6/18/14		300,000	313,514
5.250%, 10/1/15		100,000	105,334
7.175%, 6/18/19		200,000	228,153
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		300,000	332,152
5.877%, 7/15/19		145,000	159,898
5.462%, 2/16/21		300,000	320,432
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19		100,000	115,863

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Communications, Inc.
5.550%, 2/15/16	$600,000	$677,255
5.500%, 2/15/18	300,000	352,943
6.350%, 4/1/19	400,000	489,704
4.600%, 4/1/21	300,000	336,647
Virgin Media Secured Finance plc
5.250%, 1/15/21	100,000	104,750
Zayo Group LLC/Zayo Capital, Inc.
10.125%, 7/1/20	1,150,000	1,354,125

		14,266,579

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	100,000	104,853
2.375%, 9/8/16	300,000	308,443
5.000%, 3/30/20	1,000,000	1,120,073
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	200,000	265,735
Rogers Communications, Inc.
7.500%, 3/15/15	200,000	225,788
6.800%, 8/15/18	150,000	188,253
Vodafone Group plc
4.150%, 6/10/14	300,000	312,185
0.900%, 2/19/16	100,000	99,611
5.625%, 2/27/17	200,000	232,230
5.450%, 6/10/19	200,000	236,937
2.500%, 9/26/22	200,000	191,816
2.950%, 2/19/23	250,000	248,269
Term Loan
6.875%, 8/11/15	1,000,000	1,020,000
6.875%, 8/17/15	107,527	109,678

		4,663,871

Total Telecommunication Services		18,930,450

Utilities (2.0%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.
2.950%, 12/15/22	150,000	149,960
Arizona Public Service Co.
5.800%, 6/30/14	100,000	106,307
Carolina Power & Light Co.
5.300%, 1/15/19	200,000	239,673
Commonwealth Edison Co.
4.000%, 8/1/20	160,000	178,950
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	119,484
Duke Energy Carolinas LLC
7.000%, 11/15/18	100,000	128,658
4.300%, 6/15/20	250,000	287,025
Duke Energy Corp.
3.350%, 4/1/15	100,000	104,932
5.050%, 9/15/19	150,000	176,316
3.050%, 8/15/22	100,000	101,130
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,500,000	2,689,971
Entergy Corp.
5.125%, 9/15/20	100,000	109,238
Entergy Texas, Inc.
7.125%, 2/1/19	100,000	124,277
Exelon Corp.
4.900%, 6/15/15	200,000	216,420
FirstEnergy Solutions Corp.
4.800%, 2/15/15	250,000	266,014
Florida Power Corp.
4.550%, 4/1/20	25,000	29,002
Hydro-Quebec
2.000%, 6/30/16	350,000	363,957
Jersey Central Power & Light Co.
7.350%, 2/1/19	100,000	127,687
Kansas City Power & Light Co.
5.850%, 6/15/17	100,000	112,997
6.375%, 3/1/18	100,000	116,171
Korea Electric Power Corp.
3.000%, 10/5/15§	2,000,000	2,082,000
LG&E and KU Energy LLC
2.125%, 11/15/15	100,000	102,395
3.750%, 11/15/20	150,000	159,518
MidAmerican Energy Co.
4.650%, 10/1/14	200,000	213,336
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	150,000	179,968
Nevada Power Co.
6.500%, 8/1/18	200,000	249,337
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	150,000	150,913
7.875%, 12/15/15	100,000	117,584
6.000%, 3/1/19	100,000	119,272
Northern States Power Co.
1.950%, 8/15/15	100,000	103,134
Ohio Power Co.
6.050%, 5/1/18	200,000	240,795
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	200,000	248,959
Pacific Gas & Electric Co.
3.500%, 10/1/20	250,000	267,889
Peco Energy Co.
5.000%, 10/1/14	100,000	106,379
5.350%, 3/1/18	100,000	119,987
Progress Energy, Inc.
5.625%, 1/15/16	100,000	112,417
7.050%, 3/15/19	100,000	127,023
3.150%, 4/1/22	250,000	253,849
Public Service Co. of Colorado
3.200%, 11/15/20	150,000	161,414
Public Service Co. of Oklahoma
4.400%, 2/1/21	100,000	112,188
Public Service Electric & Gas Co.
3.500%, 8/15/20	100,000	110,577
Sierra Pacific Power Co.
Series M
6.000%, 5/15/16	100,000	115,697
Southern California Edison Co.
3.875%, 6/1/21	100,000	111,184
Southern Co.
4.150%, 5/15/14	145,000	150,373
Southwestern Electric Power Co.
Series E
5.550%, 1/15/17	120,000	135,745
Tampa Electric Co.
6.100%, 5/15/18	100,000	123,279
Virginia Electric & Power Co.
5.400%, 1/15/16	100,000	112,748
2.750%, 3/15/23	150,000	152,540
Series A
5.000%, 6/30/19	165,000	196,988
Wisconsin Electric Power Co.
4.250%, 12/15/19	150,000	171,654

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
2.950%, 9/15/21		$100,000	$104,982
Wisconsin Power & Light Co.
5.000%, 7/15/19		50,000	59,331
Xcel Energy, Inc.
4.700%, 5/15/20		100,000	115,249

			12,636,873

Gas Utilities (0.2%)
AGL Capital Corp.
3.500%, 9/15/21		250,000	268,977
Atmos Energy Corp.
8.500%, 3/15/19		100,000	134,156
Boardwalk Pipelines LP
5.750%, 9/15/19		200,000	231,675
CenterPoint Energy Resources Corp.
4.500%, 1/15/21		100,000	113,481
DCP Midstream Operating LP
3.875%, 3/15/23		100,000	100,958
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20		475,000	548,625
NGPL PipeCo LLC
7.119%, 12/15/17§		350,000	371,000
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17		150,000	177,073
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%, 6/15/21		150,000	165,950
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17		750,000	766,875

			2,878,770

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20		100,000	114,298
Exelon Generation Co. LLC
6.200%, 10/1/17		100,000	117,013
NRG Energy, Inc.
7.625%, 1/15/18		500,000	568,750
PPL Energy Supply LLC
6.500%, 5/1/18		100,000	118,569
PSEG Power LLC
5.125%, 4/15/20		200,000	228,727
Tennessee Valley Authority
5.500%, 7/18/17		550,000	660,238
3.875%, 2/15/21		1,000,000	1,165,144
TransAlta Corp.
4.750%, 1/15/15		100,000	105,867

			3,078,606

Multi-Utilities (0.5%)
Ameren Corp.
8.875%, 5/15/14		100,000	107,965
CenterPoint Energy, Inc.
5.950%, 2/1/17		100,000	115,865
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19		100,000	127,625
Series 04-A
4.700%, 2/1/14		2,900,000	2,998,233
Series 08-A
5.850%, 4/1/18		300,000	363,307
Consumers Energy Co.
6.700%, 9/15/19		250,000	322,311
Dominion Resources, Inc.
5.150%, 7/15/15		200,000	219,305
8.875%, 1/15/19		200,000	271,663
DTE Energy Co.
7.625%, 5/15/14		100,000	107,568
6.350%, 6/1/16		100,000	115,061
National Grid plc
6.300%, 8/1/16		100,000	115,844
NiSource Finance Corp.
6.400%, 3/15/18		100,000	120,008
5.450%, 9/15/20		100,000	117,653
NSTAR LLC
4.500%, 11/15/19		150,000	171,339
SCANA Corp.
6.250%, 4/1/20		100,000	114,937
Sempra Energy
6.500%, 6/1/16		60,000	69,850
6.150%, 6/15/18		100,000	122,144
2.875%, 10/1/22		63,000	62,768

			5,643,446

Total Utilities			24,237,695

Total Corporate Bonds			424,038,509

Government Securities (64.6%)
Agency CMO (8.5%)
Federal Home Loan Mortgage Corp.
4.879% 5/19/17		1,200,000	1,345,966
Federal National Mortgage Association
4.500% 10/1/29		864,657	940,888
4.500% 2/1/30		173,164	188,647
4.500% 9/1/30		20,749	22,605
4.500% 4/1/38		628,507	676,848
4.500% 3/1/39		3,318,906	3,574,176
4.500% 4/1/39		945,661	1,018,395
4.500% 5/1/39		2,865,371	3,085,759
4.500% 6/1/39		727,662	783,630
4.000% 12/1/39		670,173	714,493
4.000% 8/1/40		660,112	703,768
4.500% 8/1/40		432,599	466,412
4.000% 9/1/40		1,192,402	1,271,259
4.500% 2/1/41		461,377	498,305
4.500% 4/1/41		487,890	526,940
4.500% 5/1/41		780,377	842,838
4.500% 6/1/41		777,514	839,745
4.000% 9/1/41		672,126	717,626
4.000% 5/1/42		1,811,990	1,933,521
4.500% 9/1/42		594,228	639,933
3.000% 4/25/28 TBA		2,000,000	2,103,594
4.000% 4/25/43 TBA		7,000,000	7,462,656
4.500% 4/25/43 TBA		7,000,000	7,541,337
5.000% 4/25/43 TBA		54,000,000	58,505,625
4.000% 5/25/43 TBA		4,000,000	4,259,219

			100,664,185

Foreign Governments (2.7%)
Canadian Government Bond
2.375% 9/10/14		350,000	360,378
0.875% 2/14/17		300,000	302,058
Development Bank of Japan
5.125% 2/1/17		200,000	231,302
Eksportfinans ASA
1.875% 4/2/13		200,000	200,000
0.505% 4/5/13(l)		100,000	99,825
1.600% 3/20/14	JPY	1,000,000	10,347
3.000% 11/17/14		$200,000	199,000
2.000% 9/15/15		400,000	384,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
2.375% 5/25/16		$200,000	$190,250
5.500% 5/25/16		100,000	103,875
5.500% 6/26/17		100,000	103,750
Export Development Canada
2.250% 5/28/15		450,000	467,818
1.250% 10/26/16		200,000	204,412
Export-Import Bank of Korea
4.125% 9/9/15		150,000	160,485
1.750% 2/27/18		200,000	200,081
4.000% 1/29/21		600,000	645,660
4.375% 9/15/21		200,000	220,160
5.000% 4/11/22		250,000	287,875
Federative Republic of Brazil
8.000% 1/15/18		305,556	356,736
5.875% 1/15/19		300,000	360,750
8.875% 10/14/19		100,000	139,892
4.875% 1/22/21		250,000	289,807
FMS Wertmanagement AoeR
1.000% 11/21/17		200,000	199,980
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37	EUR	100,000	110,701
Japan Finance Corp.
2.500% 1/21/16		$500,000	526,386
2.250% 7/13/16		500,000	524,969
Japan Finance Organization for Municipalities
5.000% 5/16/17		300,000	347,359
4.000% 1/13/21		100,000	114,796
Korea Development Bank
3.250% 3/9/16		500,000	526,500
Korea Finance Corp.
4.625% 11/16/21		250,000	277,725
Province of British Columbia
2.850% 6/15/15		400,000	420,875
2.000% 10/23/22		150,000	147,309
Province of Manitoba
4.900% 12/6/16		400,000	457,543
Province of Nova Scotia
5.125% 1/26/17		250,000	288,762
Province of Ontario
4.100% 6/16/14		500,000	522,190
2.950% 2/5/15		250,000	261,266
1.875% 9/15/15		650,000	669,925
4.950% 11/28/16		550,000	631,046
1.100% 10/25/17		200,000	199,949
1.650% 9/27/19		300,000	299,613
4.000% 10/7/19		600,000	685,776
2.450% 6/29/22		200,000	201,710
Province of Quebec
4.875% 5/5/14		340,000	356,582
4.600% 5/26/15		150,000	163,128
4.625% 5/14/18		200,000	233,415
3.500% 7/29/20		200,000	221,334
Republic of Chile
3.875% 8/5/20		200,000	219,841
Republic of Colombia
8.250% 12/22/14		500,000	564,883
4.375% 7/12/21		350,000	390,892
Republic of Italy
4.500% 1/21/15		500,000	520,189
5.250% 9/20/16		630,000	678,359
Republic of Korea
5.750% 4/16/14		1,750,000	1,839,250
7.125% 4/16/19		1,850,000	2,393,530
Republic of Panama
5.200% 1/30/20		200,000	232,823
Republic of Peru
8.375% 5/3/16		100,000	121,469
7.125% 3/30/19		100,000	128,000
Republic of Poland
6.375% 7/15/19		500,000	609,529
Republic of South Africa
6.875% 5/27/19		250,000	304,144
5.500% 3/9/20		250,000	285,727
State of Israel
5.500% 11/9/16		100,000	113,967
5.125% 3/26/19		200,000	232,320
Svensk Exportkredit AB
3.250% 9/16/14		300,000	312,195
5.125% 3/1/17		200,000	231,488
United Kingdom Gilt
1.750% 9/7/22	GBP	4,700,000	7,128,846
United Mexican States
5.625% 1/15/17		$350,000	403,068
3.625% 3/15/22		1,274,000	1,354,242

			31,972,062

Municipal Bonds (2.1%)
Board of Regents of the University of Texas System , Revenue Bonds,
Series 2009B
6.276% 8/15/41		2,900,000	3,414,431
City of New York, General Obligation Bonds,
Series 2010H-1
6.246% 6/1/35		1,200,000	1,434,408
Colorado Metro Wastewater Reclamation District, Sewer Improvement Bonds, Revenue Bonds,
Series 2009B
4.718% 4/1/19		1,000,000	1,165,340
County of San Diego Regional Airport Authority, Revenue Bonds,
Series 2010C
6.628% 7/1/40		500,000	562,145
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds,
Series 2010A-2
5.854% 1/15/30		1,500,000	1,806,810
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds,
Series 2009B
6.875% 12/15/39		1,000,000	1,149,490
New Jersey Turnpike Authority, Revenue Bonds,
Series 2009F
7.414% 1/1/40		1,000,000	1,458,450
New York & New Jersey Port Authority, Revenue Bonds,
Series 2010
5.647% 11/1/40		700,000	864,724
Northern California Power Agency, Lodi Energy Center, Revenue Bonds,
Series 2010B
7.311% 6/1/40		1,000,000	1,276,010
Regents of the University of California Medical Center, Revenue Bonds,
Series 2010H
5.435% 5/15/23		4,700,000	5,583,459
State of California, Various Purposes, General Obligation Bonds,
Series 2009
3.950% 11/1/15		400,000	432,616
State of Illinois Toll Highway Authority, Senior Priority, Revenue Bonds,
Series 2009A
5.293% 1/1/24		3,000,000	3,401,400
State of Illinois, General Obligation Bonds,
Series 2010
4.421% 1/1/15		100,000	105,062

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
State of Illinois, General Obligation Bonds,
Series 2011
5.665% 3/1/18	$500,000	$571,205
State of Texas Transportation Commission, Highway Fund First Tier, Revenue Bonds,
Series 2010
5.028% 4/1/26	1,800,000	2,195,100

		25,420,650

Supranational (1.7%)
African Development Bank
3.000% 5/27/14	500,000	515,562
2.500% 3/15/16	150,000	158,665
Asian Development Bank
2.750% 5/21/14	500,000	513,907
4.250% 10/20/14	250,000	265,190
2.500% 3/15/16	250,000	264,972
5.500% 6/27/16	250,000	289,905
1.875% 10/23/18	250,000	260,786
1.750% 3/21/19	100,000	103,250
1.375% 3/23/20	150,000	149,414
Corp. Andina de Fomento
3.750% 1/15/16	250,000	264,343
8.125% 6/4/19	250,000	324,753
Council of Europe Development Bank
2.625% 2/16/16	400,000	422,534
European Bank for Reconstruction & Development
1.625% 9/3/15	250,000	257,027
1.375% 10/20/16	250,000	256,769
0.750% 9/1/17	250,000	249,300
1.000% 6/15/18	150,000	149,992
European Investment Bank
3.000% 4/8/14	1,000,000	1,026,293
3.125% 6/4/14	750,000	773,595
1.125% 8/15/14	1,000,000	1,009,127
2.875% 1/15/15	500,000	520,914
2.750% 3/23/15	500,000	521,556
4.875% 2/16/16	1,100,000	1,232,116
2.125% 7/15/16	1,000,000	1,045,636
4.875% 1/17/17	550,000	632,981
1.125% 9/15/17	750,000	754,146
1.000% 12/15/17	200,000	199,426
2.875% 9/15/20	500,000	539,180
4.000% 2/16/21	200,000	231,462
Inter-American Development Bank
3.000% 4/22/14	750,000	771,147
5.125% 9/13/16	280,000	323,237
1.375% 10/18/16	250,000	256,697
4.250% 9/10/18	500,000	586,031
3.875% 2/14/20	500,000	581,381
International Bank for Reconstruction & Development
1.125% 8/25/14	500,000	505,909
2.375% 5/26/15	500,000	521,425
2.125% 3/15/16	1,000,000	1,048,082
0.500% 4/15/16	400,000	400,138
0.875% 4/17/17	500,000	501,729
International Finance Corp.
3.000% 4/22/14	500,000	514,205
2.250% 4/11/16	500,000	526,291
2.125% 11/17/17	250,000	264,306
Nordic Investment Bank
0.500% 4/14/16	200,000	199,785
5.000% 2/1/17	250,000	290,822
0.750% 1/17/18	200,000	198,568
North American Development Bank
2.400% 10/26/22	150,000	144,772

		20,567,326

U.S. Government Agencies (5.0%)
Federal Farm Credit Bank
1.500% 11/16/15	1,000,000	1,028,076
4.875% 1/17/17	700,000	811,496
Federal Home Loan Bank
0.240% 4/22/14	250,000	249,944
5.250% 6/18/14	800,000	848,952
5.500% 8/13/14	850,000	910,678
1.630% 8/20/15	400,000	411,667
0.500% 11/20/15	250,000	250,679
5.375% 5/18/16	1,000,000	1,152,010
5.625% 6/13/16	1,150,000	1,320,321
4.750% 12/16/16	1,250,000	1,442,151
1.000% 6/21/17	400,000	405,378
1.000% 11/15/17	500,000	499,882
1.050% 11/15/17	250,000	248,742
5.000% 11/17/17	1,250,000	1,489,197
1.875% 3/8/19	500,000	523,792
Federal Home Loan Mortgage Corp.
2.500% 4/23/14	500,000	511,874
5.000% 7/15/14	680,000	721,814
3.000% 7/28/14	350,000	362,587
1.000% 8/27/14	500,000	504,946
0.750% 11/25/14	500,000	503,572
0.800% 1/13/15	100,000	100,462
4.500% 1/15/15	1,000,000	1,075,227
0.500% 2/5/15	500,000	500,582
2.875% 2/9/15	1,500,000	1,572,241
0.550% 2/27/15	500,000	501,422
0.420% 6/19/15	500,000	500,342
0.500% 8/28/15	300,000	300,662
1.750% 9/10/15	750,000	774,675
0.500% 9/25/15	900,000	900,563
0.500% 10/9/15	667,000	667,398
4.750% 11/17/15	1,000,000	1,113,419
0.450% 11/24/15	750,000	750,323
0.500% 11/27/15	350,000	350,109
0.850% 2/24/16	500,000	502,375
5.125% 10/18/16	1,000,000	1,158,872
2.250% 1/23/17	200,000	203,090
5.000% 4/18/17	300,000	351,539
1.000% 6/29/17	500,000	505,705
2.000% 7/17/17	500,000	502,534
5.500% 8/23/17	450,000	541,808
1.000% 9/29/17	750,000	756,646
0.750% 1/12/18	1,000,000	994,089
0.875% 3/7/18	1,000,000	998,287
1.750% 5/30/19	1,000,000	1,031,717
2.000% 7/30/19	100,000	101,071
1.250% 8/1/19	500,000	498,894
3.000% 8/8/19	500,000	504,473
1.250% 10/2/19	500,000	497,567
2.375% 1/13/22	1,000,000	1,041,164
Federal National Mortgage Association
2.500% 5/15/14	2,500,000	2,562,576
3.000% 9/16/14	1,000,000	1,039,648
2.625% 11/20/14	1,000,000	1,037,812
0.500% 11/21/14	1,000,000	1,000,528
0.550% 2/27/15	300,000	300,853
0.375% 3/16/15	1,000,000	1,000,766

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
0.375% 3/25/15	$200,000	$200,032
0.500% 7/2/15	1,000,000	1,002,480
2.375% 7/28/15	1,200,000	1,256,009
1.875% 9/9/15	250,000	258,894
0.500% 9/28/15	1,200,000	1,203,006
0.480% 10/9/15	1,250,000	1,251,419
1.875% 10/15/15	100,000	103,612
0.750% 11/24/15	1,250,000	1,251,173
0.375% 12/21/15	500,000	499,145
0.500% 1/29/16	750,000	750,023
5.000% 3/15/16	1,150,000	1,302,187
5.000% 2/13/17	1,000,000	1,165,627
5.000% 5/11/17	1,390,000	1,631,920
5.375% 6/12/17	1,450,000	1,729,384
0.950% 8/23/17	500,000	500,681
0.875% 8/28/17	1,000,000	1,003,775
1.000% 9/27/17	250,000	250,535
0.875% 10/26/17	500,000	501,094
0.900% 11/7/17	300,000	299,389
0.875% 2/8/18	1,000,000	998,852
1.750% 1/30/19	200,000	201,595
1.700% 10/4/19	200,000	199,911
2.200% 10/25/22	75,000	74,997
4.500% 6/1/39	934,751	1,006,647

		59,079,584

U.S. Treasuries (44.6%)
U.S. Treasury Bonds
11.250% 2/15/15	3,930,000	4,737,205
9.250% 2/15/16	3,000,000	3,763,008
7.500% 11/15/16	2,500,000	3,127,905
9.125% 5/15/18	840,000	1,192,685
8.875% 2/15/19	500,000	727,778
8.125% 8/15/19	1,980,000	2,848,493
8.750% 8/15/20	2,880,000	4,404,909
2.000% 1/15/26 TIPS	610,000	921,295
2.375% 1/15/27 TIPS	800,000	1,243,175
1.750% 1/15/28 TIPS	5,100,000	7,125,729
2.500% 1/15/29 TIPS	980,000	1,468,284
3.875% 4/15/29 TIPS	320,000	728,237
U.S. Treasury Notes
0.250% 10/31/13	10,000,000	10,006,689
0.250% 11/30/13	8,600,000	8,605,711
1.000% 1/15/14	12,400,000	12,483,433
1.000% 5/15/14	3,000,000	3,027,305
0.250% 5/31/14	6,500,000	6,504,666
0.250% 6/30/14	4,000,000	4,002,852
2.625% 6/30/14	5,000,000	5,150,879
0.125% 7/31/14	1,500,000	1,498,440
0.500% 8/15/14	4,500,000	4,518,127
4.250% 8/15/14	1,500,000	1,583,174
0.250% 8/31/14	9,000,000	9,004,570
2.375% 8/31/14	9,200,000	9,480,672
0.250% 9/30/14	8,000,000	8,003,946
2.375% 9/30/14	8,000,000	8,258,398
0.500% 10/15/14	8,000,000	8,033,828
0.250% 10/31/14	9,000,000	9,003,956
4.250% 11/15/14	2,700,000	2,875,711
0.250% 11/30/14	2,500,000	2,500,977
0.125% 12/31/14	5,000,000	4,991,406
2.625% 12/31/14	8,500,000	8,853,572
0.250% 1/31/15	5,000,000	5,001,172
2.250% 1/31/15	5,500,000	5,702,651
0.250% 2/15/15	2,500,000	2,499,927
4.000% 2/15/15	2,410,000	2,578,688
2.375% 2/28/15	5,000,000	5,202,368
0.375% 3/15/15	3,000,000	3,007,236
0.250% 3/31/15	2,500,000	2,500,293
2.500% 3/31/15	4,000,000	4,179,141
0.375% 4/15/15	2,000,000	2,004,473
2.500% 4/30/15	9,000,000	9,416,514
0.250% 5/15/15	2,000,000	1,999,082
4.125% 5/15/15	2,000,000	2,162,578
2.125% 5/31/15	2,200,000	2,287,570
0.375% 6/15/15	3,000,000	3,006,211
1.875% 6/30/15	8,550,000	8,855,179
0.250% 7/15/15	5,000,000	4,996,094
0.250% 8/15/15	1,750,000	1,748,052
4.250% 8/15/15	2,790,000	3,050,854
0.250% 9/15/15	2,000,000	1,997,168
1.250% 9/30/15	6,450,000	6,601,865
1.250% 10/31/15	5,000,000	5,119,239
0.375% 11/15/15	4,000,000	4,006,094
1.375% 11/30/15	8,150,000	8,375,398
0.250% 12/15/15	3,000,000	2,993,672
0.375% 1/15/16	3,000,000	3,003,223
0.375% 2/15/16	3,250,000	3,252,094
4.500% 2/15/16	2,000,000	2,237,344
2.625% 2/29/16	4,000,000	4,262,500
0.375% 3/15/16	2,500,000	2,501,563
2.375% 3/31/16	3,000,000	3,179,062
5.125% 5/15/16	3,350,000	3,840,199
3.250% 6/30/16	3,000,000	3,274,219
3.125% 10/31/16	5,400,000	5,907,938
0.875% 12/31/16	4,000,000	4,054,102
3.250% 12/31/16	2,350,000	2,589,245
3.125% 1/31/17	2,200,000	2,416,734
4.625% 2/15/17	4,450,000	5,147,572
0.875% 2/28/17	3,500,000	3,544,946
3.000% 2/28/17	4,300,000	4,708,542
1.000% 3/31/17	3,000,000	3,052,207
3.250% 3/31/17	2,400,000	2,655,187
3.125% 4/30/17	1,000,000	1,102,578
4.500% 5/15/17	2,000,000	2,318,730
2.750% 5/31/17	3,000,000	3,266,484
2.375% 7/31/17	3,000,000	3,223,828
4.750% 8/15/17	2,600,000	3,063,227
0.625% 8/31/17	3,000,000	2,996,778
1.875% 8/31/17	3,500,000	3,687,988
1.875% 9/30/17	3,200,000	3,371,812
0.750% 10/31/17	2,500,000	2,507,251
1.875% 10/31/17	2,000,000	2,107,520
0.625% 11/30/17	3,000,000	2,989,951
2.250% 11/30/17	1,150,000	1,232,207
0.750% 12/31/17	2,400,000	2,403,258
2.625% 1/31/18	2,500,000	2,725,903
3.500% 2/15/18	2,500,000	2,830,395
0.750% 2/28/18	2,500,000	2,499,487
2.625% 4/30/18	3,000,000	3,275,567
2.375% 5/31/18	3,000,000	3,239,121
2.250% 7/31/18	2,000,000	2,147,109
4.000% 8/15/18	1,300,000	1,517,623
1.500% 8/31/18	2,000,000	2,067,656
1.375% 9/30/18	4,500,000	4,620,938
3.750% 11/15/18	5,110,000	5,915,025
1.375% 12/31/18	5,000,000	5,122,559
2.750% 2/15/19	5,600,000	6,174,109
1.500% 3/31/19	6,500,000	6,690,239

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.250% 4/30/19	$2,000,000	$2,026,953
3.125% 5/15/19	5,650,000	6,365,133
1.000% 6/30/19	5,000,000	4,980,078
0.875% 7/31/19	1,500,000	1,480,591
3.625% 8/15/19	2,000,000	2,316,250
1.250% 10/31/19	1,000,000	1,007,334
1.125% 12/31/19	2,000,000	1,992,754
3.625% 2/15/20	6,000,000	6,971,660
1.250% 2/29/20	2,500,000	2,503,882
1.125% 3/31/20	2,500,000	2,478,294
3.500% 5/15/20	4,000,000	4,618,828
2.625% 8/15/20	6,850,000	7,482,555
2.625% 11/15/20	6,000,000	6,544,160
3.625% 2/15/21	5,000,000	5,825,000
3.125% 5/15/21	5,000,000	5,630,176
2.125% 8/15/21	5,750,000	6,008,806
2.000% 11/15/21	4,700,000	4,846,921
2.000% 2/15/22	16,900,000	17,373,497
1.750% 5/15/22	2,000,000	2,005,801
1.625% 8/15/22	3,100,000	3,059,978
1.625% 11/15/22	12,000,000	11,787,539
0.125% 1/15/23 TIPS	1,600,000	1,721,946
2.000% 2/15/23	18,300,000	18,531,608

		530,252,298

Total Government Securities		767,956,105

Total Long-Term Debt Securities (103.0%) (Cost $1,171,204,385)		1,223,995,528

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.2%)
Consumer Finance (0.2%)
Ally Financial, Inc.
7.300%	52,000	1,326,000
7.350%	26,000	665,860

Total Preferred Stocks (0.2%) (Cost $1,770,600)		1,991,860

COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
Network Communications, Inc. (ADR)(b)*† *	310,800	—

Total Consumer Discretionary		—

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp.(b)*† *	1,166	19,676

Total Energy		19,676

Total Common Stocks (0.0%) (Cost $15,540)		19,676

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
General Maritime Corp., expiring 5/17/17(b)*†	1,803	—

Total Energy		—
Industrials (0.1%)
Marine (0.1%)
Horizon Lines, Inc., expiring 12/31/16(b)*†	14,763,286	826,744

Total Industrials		826,744

Total Warrants (0.1%) (Cost $1,447,432)		826,744

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.0%)
Itau Unibanco Holding S.A.
1.42%, 10/31/13 (p)	$400,000	396,646

Commercial Paper (0.1%)
Daimler Finance N.A. LLC
0.59%, 10/15/13 (n)(p)	1,500,000	1,495,162

Government Securities (1.8%)
Federal Home Loan Bank
0.11%, 4/12/13 (o)(p)	29,000	28,999
0.10%, 5/8/13 (o)(p)	600,000	599,934
Federal Home Loan Mortgage Corp.
0.14%, 10/8/13 (o)(p)	1,400,000	1,398,957
U.S. Treasury Bills
0.04%, 4/18/13 (p)	1,700,000	1,699,968
0.11%, 11/14/13 #(p)	5,790,000	5,785,804
0.12%, 1/9/14 (p)	6,412,000	6,405,956
0.13%, 2/6/14 (p)	4,937,000	4,931,565
0.13%, 3/6/14 (p)	400,000	399,501

Total Government Securities		21,250,684

Time Deposit (0.5%)
Banco do Brasil S.A.
2.52%, 2/14/14 (p)	5,600,000	5,597,973

Total Short-Term Investments (2.4%) (Cost $28,730,216)		28,740,465

Total Investments (105.7%) (Cost $1,203,168,173)		1,255,574,273

Other Assets Less Liabilities (-5.7%)		(67,601,829)

Net Assets (100%)		$1,187,972,444

*	Non-income producing.

†	Securities (totaling $6,572,002 or 0.6% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2013, the market value of these securities amounted to $100,090,103 or 8.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $318,769.

(b)	Illiquid Security.

(h)	Security in default.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2013, the market value of these securities amounted to $2,585,101 or 0.2% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2013.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Glossary:

ADR — American Depositary Receipt

AUD — Australian Dollar

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

JPY — Japanese Yen

PIK — Payment-in Kind Security

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Purchase
10 Year Australian Bonds	154	June-13	$19,101,710	$19,497,171	$395,461

Sales
5 Year U.S. Treasury Notes	105	June-13	$12,964,839	$13,025,742	$(60,903)

					$334,558

At March 31, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 5/2/13	Barclays Bank plc	303	$314,762	$313,163	$1,599
Australian Dollar vs. U.S. Dollar, expiring 5/2/13	Westpac Banking Corp.	162	168,289	168,326	(37)
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	Bank of America	32,689	5,198,411	5,219,000	(20,589)
Japanese Yen vs. U.S. Dollar, expiring 4/17/13	Westpac Banking Corp.	67,687	719,109	724,573	(5,464)
Mexican Peso vs. U.S. Dollar, expiring 4/3/13	JPMorgan Chase Bank	118	9,564	9,039	525

					$(23,966)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 5/2/13	Bank of America	3,084	$3,158,469	$3,203,721	$(45,252)
Australian Dollar vs. U.S. Dollar, expiring 5/2/13	Barclays Bank plc	200	207,365	207,764	(399)
Australian Dollar vs. U.S. Dollar, expiring 5/2/13	Citibank N.A.	223	233,069	231,657	1,412
British Pound vs. U.S. Dollar, expiring 5/3/13	JPMorgan Chase Bank	900	1,422,294	1,367,273	55,021
British Pound vs. U.S. Dollar, expiring 6/12/13	Barclays Bank plc	4,644	6,985,969	7,053,669	(67,700)
Chinese Renminbi vs. U.S. Dollar, expiring 11/25/13	HSBC Bank plc	32,689	5,175,209	5,198,411	(23,202)
European Union Euro vs. U.S. Dollar, expiring 4/15/13	JPMorgan Chase Bank	2,900	3,866,845	3,717,672	149,173
European Union Euro vs. U.S. Dollar, expiring 4/15/13	JPMorgan Chase Bank	275	367,079	352,538	14,541
European Union Euro vs. U.S. Dollar, expiring 5/24/13	JPMorgan Chase Bank	750	974,460	961,737	12,723
European Union Euro vs. U.S. Dollar, expiring 5/28/13	JPMorgan Chase Bank	500	639,226	641,178	(1,952)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union Euro vs. U.S. Dollar, expiring 6/17/13	Barclays Bank plc	6,348	$8,298,239	$8,141,693	$156,546
Japanese Yen vs. U.S. Dollar, expiring 4/17/13	Barclays Bank plc	74,677	806,763	793,371	13,392
Japanese Yen vs. U.S. Dollar, expiring 4/17/13	Westpac Banking Corp.	228,966	2,569,423	2,432,543	136,880

					$401,183

					$377,217

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$2,728,836	$3,980,336	$6,709,172
Non-Agency CMO	—	24,331,023	—	24,331,023
Common Stocks
Consumer Discretionary	—	—	—	—
Energy	—	—	19,676	19,676
Convertible Bonds
Energy	—	960,719	—	960,719
Corporate Bonds
Consumer Discretionary	—	36,666,598	748,646	37,415,244
Consumer Staples	—	31,534,901	—	31,534,901
Energy	—	35,007,568	—	35,007,568
Financials	—	151,052,863	—	151,052,863
Health Care	—	39,578,101	—	39,578,101
Industrials	—	38,004,020	996,600	39,000,620
Information Technology	—	24,156,988	—	24,156,988
Materials	—	23,124,079	—	23,124,079
Telecommunication Services	—	18,930,450	—	18,930,450
Utilities	—	24,237,695	—	24,237,695
Forward Currency Contracts	—	541,812	—	541,812
Futures	395,461	—	—	395,461
Government Securities
Agency CMO	—	100,664,185	—	100,664,185
Foreign Governments	—	31,972,062	—	31,972,062
Municipal Bonds	—	25,420,650	—	25,420,650
Supranational	—	20,567,326	—	20,567,326
U.S. Government Agencies	—	59,079,584	—	59,079,584
U.S. Treasuries	—	530,252,298	—	530,252,298
Preferred Stocks
Financials	1,991,860	—	—	1,991,860
Short-Term Investments	—	28,740,465	—	28,740,465
Warrants
Energy	—	—	—	—
Industrials	—	—	826,744	826,744

Total Assets	$2,387,321	$1,247,552,223	$6,572,002	$1,256,511,546

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Liabilities:
Forward Currency Contracts	$–	$(164,595)	$–	$(164,595)
Futures	(60,903)	–	–	(60,903)

Total Liabilities	$(60,903)	$(164,595)	$–	$(225,498)

Total	$2,326,418	$1,247,387,628	$6,572,002	$1,256,286,048

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Bonds- Asset-Backed Securities	Investments in Corporate Bonds- Consumer Discretionary
Balance as of 12/31/12	$3,813,357	$831,829
Total gains or losses (realized/unrealized) included in earnings	166,979	(83,183)
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/13	$3,980,336	$748,646

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$166,979	$(83,183)

	Investments in Corporate Bonds- Industrials	Investments in Common Stocks- Consumer Discretionary
Balance as of 12/31/12	$981,860	$15,540
Total gains or losses (realized/unrealized) included in earnings	14,740	(15,540)
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/13	$996,600	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$14,740	$(15,540)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Investments in Common Stocks- Energy†	Investments in Warrants- Energy††	Investments in Warrants- Industrials
Balance as of 12/31/12	$26,235	$—	$885,797
Total gains or losses (realized/unrealized) included in earnings	(6,559)	—	(59,053)
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/13	$19,676	$—	$826,744

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$(6,559)	$—	$(59,053)

†	Security received through corporate action with $0 cost.
††	Security represents level 3 investments with $0 Cost and Market Value.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$522,506,026
Long-term U.S. government debt securities	77,963,690

$600,469,716

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$502,584,432
Long-term U.S. government debt securities	91,240,898

$593,825,330

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,166,952
Aggregate gross unrealized depreciation	(5,345,860)

Net unrealized appreciation	$51,821,092

Federal income tax cost of investments	$1,203,753,181

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Auto Components (1.0%)
Cooper Tire & Rubber Co.	13,472	$345,692
Dana Holding Corp.	3,877	69,127
Dorman Products, Inc.	6,086	226,460
Drew Industries, Inc.	2,301	83,549
Fuel Systems Solutions, Inc.*	787	12,962
Gentherm, Inc.*	258,949	4,241,584
Tenneco, Inc.*	15,076	592,638
Tower International, Inc.*	1,303	18,242

		5,590,254

Automobiles (0.0%)
Winnebago Industries, Inc.*	2,116	43,674

Distributors (0.1%)
Core-Mark Holding Co., Inc.	492	25,245
Pool Corp.	11,774	565,152
Weyco Group, Inc.	149	3,652

		594,049

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	4,513	157,459
Bridgepoint Education, Inc.*	4,393	44,940
Bright Horizons Family Solutions, Inc.*	1,753	59,234
Capella Education Co.*	3,064	95,413
Coinstar, Inc.*	6,939	405,376
Collectors Universe	1,341	15,784
Grand Canyon Education, Inc.*	9,965	253,011
Hillenbrand, Inc.	13,686	345,982
K12, Inc.*	6,609	159,343
LifeLock, Inc.*	104,171	1,003,166
Mac-Gray Corp.	428	5,478
Matthews International Corp., Class A	3,394	118,417
National American University Holdings, Inc.	1,245	4,856
Sotheby’s, Inc.	5,887	220,233
Steiner Leisure Ltd.*	3,778	182,704
Strayer Education, Inc.	2,922	141,366
Universal Technical Institute, Inc.	3,604	45,519

		3,258,281

Hotels, Restaurants & Leisure (5.0%)
AFC Enterprises, Inc.*	23,164	841,548
Ameristar Casinos, Inc.	7,102	186,285
Bally Technologies, Inc.*	59,500	3,092,215
Biglari Holdings, Inc.*	30	11,196
BJ’s Restaurants, Inc.*	6,114	203,474
Bloomin’ Brands, Inc.*	3,133	55,987
Bob Evans Farms, Inc.	1,009	43,004
Boyd Gaming Corp.*	1,050	8,684
Bravo Brio Restaurant Group, Inc.*	4,886	77,345
Buffalo Wild Wings, Inc.*	4,618	404,214
Caesars Entertainment Corp.*	8,345	132,352
Carrols Restaurant Group, Inc.*	2,633	13,665
CEC Entertainment, Inc.	4,521	148,063
Cheesecake Factory, Inc.	13,439	518,880
Churchill Downs, Inc.	1,083	75,853
Chuy’s Holdings, Inc.*	33,537	1,092,635
Cracker Barrel Old Country Store, Inc.	4,783	386,706
Del Frisco’s Restaurant Group, Inc.*	32,298	536,147
Denny’s Corp.*	19,094	110,172
DineEquity, Inc.	3,814	262,365
Domino’s Pizza, Inc.	14,451	743,359
Dunkin’ Brands Group, Inc.	46,292	1,707,249
Einstein Noah Restaurant Group, Inc.	1,296	19,220
Fiesta Restaurant Group, Inc.*	271,357	7,209,954
Ignite Restaurant Group, Inc.*	1,681	24,677
Interval Leisure Group, Inc.	9,614	209,008
Jack in the Box, Inc.*	8,924	308,681
Jamba, Inc.*	20,497	58,416
Krispy Kreme Doughnuts, Inc.*	133,966	1,934,469
Life Time Fitness, Inc.*	9,857	421,682
Morgans Hotel Group Co.*	2,681	15,872
MTR Gaming Group, Inc.*	5,712	18,850
Multimedia Games Holding Co., Inc.*	53,249	1,111,307
Nathan’s Famous, Inc.*	667	28,181
Papa John’s International, Inc.*	4,222	261,004
Pinnacle Entertainment, Inc.*	923	13,494
Premier Exhibitions, Inc.*	6,460	17,184
Red Robin Gourmet Burgers, Inc.*	1,668	76,061
Ruth’s Hospitality Group, Inc.*	8,902	84,925
Scientific Games Corp., Class A*	1,907	16,686
SHFL Entertainment, Inc.*	13,632	225,882
Six Flags Entertainment Corp.	9,247	670,223
Sonic Corp.*	69,442	894,413
Texas Roadhouse, Inc.	15,608	315,126
Town Sports International Holdings, Inc.	5,855	55,388
Vail Resorts, Inc.	56,236	3,504,628

		28,146,729

Household Durables (1.4%)
American Greetings Corp., Class A	627	10,095
Blyth, Inc.	2,628	45,622
Cavco Industries, Inc.*	1,568	74,590
Ethan Allen Interiors, Inc.	5,200	171,184
iRobot Corp.*	64,827	1,663,460
La-Z-Boy, Inc.	3,862	72,876
Libbey, Inc.*	5,061	97,829
Meritage Homes Corp.*	1,832	85,848
Ryland Group, Inc.	6,272	261,041
Skullcandy, Inc.*	4,088	21,585
SodaStream International Ltd.*	19,225	954,329
Tempur-Pedic International, Inc.*	85,600	4,248,327
TRI Pointe Homes, Inc.*	305	6,146
Zagg, Inc.*	6,447	46,934

		7,759,866

Internet & Catalog Retail (1.2%)
Blue Nile, Inc.*	58,140	2,002,922
CafePress, Inc.*	1,159	6,966
Geeknet, Inc.*	1,098	16,217
Groupon, Inc.*	233,598	1,429,620
HSN, Inc.	8,932	490,010
Kayak Software Corp.*	624	24,935
MakeMyTrip Ltd.*	83,631	1,162,471
Nutrisystem, Inc.	7,200	61,056
Ocado Group plc*	524,932	1,260,221
Orbitz Worldwide, Inc.*	5,799	33,112
Overstock.com, Inc.*	3,006	37,034
Peixe Urbano, Inc. (ADR)(b)*†	10,195	18,371
PetMed Express, Inc.	5,070	68,014
Shutterfly, Inc.*	2,280	100,708
U.S. Auto Parts Network, Inc.*	3,803	4,564
Vitacost.com, Inc.*	5,563	40,220

		6,756,441

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	3,118	136,257
Brunswick Corp.	22,251	761,429

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LeapFrog Enterprises, Inc.*	12,775	$109,354
Marine Products Corp.	1,697	12,490
Smith & Wesson Holding Corp.*	16,421	147,789
Sturm Ruger & Co., Inc.	4,784	242,692

		1,410,011

Media (1.3%)
Aimia, Inc.	80,914	1,226,633
Arbitron, Inc.	6,592	308,967
Belo Corp., Class A	8,759	86,101
Carmike Cinemas, Inc.*	1,432	25,948
Crown Media Holdings, Inc., Class A*	1,466	3,005
Global Sources Ltd.*	742	5,610
Legendary Pictures, Inc. (ADR)(b)*†	577	825,673
Lions Gate Entertainment Corp.*	19,801	470,670
MDC Partners, Inc., Class A	2,481	40,118
Morningstar, Inc.	24,469	1,710,872
National CineMedia, Inc.	4,785	75,507
Nexstar Broadcasting Group, Inc., Class A	733	13,194
Outdoor Channel Holdings, Inc.	1,103	9,839
Pandora Media, Inc.*	64,615	914,948
ReachLocal, Inc.*	2,541	38,013
Rentrak Corp.*	1,430	31,431
Shutterstock, Inc.*	20,740	932,885
Sinclair Broadcast Group, Inc., Class A	937	18,965
Valassis Communications, Inc.	6,092	181,968
Value Line, Inc.	392	3,693
World Wrestling Entertainment, Inc., Class A	6,185	54,552

		6,978,592

Multiline Retail (0.0%)
Gordmans Stores, Inc.*	2,141	25,071

Specialty Retail (3.0%)
Aeropostale, Inc.*	20,324	276,406
America’s Car-Mart, Inc.*	13,260	619,772
ANN, Inc.*	12,122	351,780
Asbury Automotive Group, Inc.*	20,746	761,171
Barnes & Noble, Inc.*	608	10,002
bebe stores, Inc.	896	3,736
Body Central Corp.*	4,087	38,418
Buckle, Inc.	6,948	324,124
Cabela’s, Inc.*	10,538	640,500
Cato Corp., Class A	6,855	165,480
Children’s Place Retail Stores, Inc.*	2,320	103,982
Christopher & Banks Corp.*	476,919	3,066,590
Citi Trends, Inc.*	44,771	458,007
Conn’s, Inc.*	323	11,596
Destination Maternity Corp.	1,495	34,983
Express, Inc.*	22,193	395,257
Finish Line, Inc., Class A	4,875	95,501
Five Below, Inc.*	73,542	2,786,507
Francesca’s Holdings Corp.*	8,624	247,164
Genesco, Inc.*	6,069	364,686
hhgregg, Inc.*	287	3,171
Hibbett Sports, Inc.*	6,563	369,300
Hot Topic, Inc.	10,415	144,560
Jos. A. Bank Clothiers, Inc.*	6,474	258,313
Lithia Motors, Inc., Class A	12,043	571,802
Lumber Liquidators Holdings, Inc.*	15,050	1,056,812
MarineMax, Inc.*	41,363	562,123
Mattress Firm Holding Corp.*	2,783	96,125
Men’s Wearhouse, Inc.	2,694	90,033
Monro Muffler Brake, Inc.	7,688	305,290
New York & Co., Inc.*	4,250	17,383
Penske Automotive Group, Inc.	2,775	92,574
Pier 1 Imports, Inc.	24,190	556,370
Restoration Hardware Holdings, Inc.*	205	7,175
rue21, Inc.*	3,914	115,032
Select Comfort Corp.*	14,058	277,927
Systemax, Inc.	222	2,198
Tile Shop Holdings, Inc.*	31,712	666,269
Tilly’s, Inc., Class A*	2,321	29,523
Vitamin Shoppe, Inc.*	7,320	357,582
Winmark Corp.	563	35,463
Zumiez, Inc.*	5,378	123,156

		16,493,843

Textiles, Apparel & Luxury Goods (0.4%)
Cherokee, Inc.	1,790	24,523
Crocs, Inc.*	22,509	333,583
Fifth & Pacific Cos., Inc.*	1,564	29,528
G-III Apparel Group Ltd.*	534	21,419
Maidenform Brands, Inc.*	4,264	74,748
Movado Group, Inc.	323	10,827
Oxford Industries, Inc.	3,485	185,054
R.G. Barry Corp.	2,003	26,820
Steven Madden Ltd.*	9,776	421,737
True Religion Apparel, Inc.	6,393	166,921
Tumi Holdings, Inc.*	5,468	114,500
Vera Bradley, Inc.*	4,976	117,583
Wolverine World Wide, Inc.	12,130	538,208

		2,065,451

Total Consumer Discretionary		79,122,262

Consumer Staples (3.2%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*	20,960	3,346,055
Coca-Cola Bottling Co. Consolidated	1,163	70,152
Craft Brew Alliance, Inc.*	1,285	9,560
Crimson Wine Group Ltd.*	36,990	344,007
National Beverage Corp.	2,768	38,890

		3,808,664

Food & Staples Retailing (0.4%)
Arden Group, Inc., Class A	177	17,893
Casey’s General Stores, Inc.	9,536	555,949
Chefs’ Warehouse, Inc.*	2,785	51,439
Harris Teeter Supermarkets, Inc.	1,554	66,371
Natural Grocers by Vitamin Cottage, Inc.*	16,426	370,406
Pantry, Inc.*	413	5,150
Pricesmart, Inc.	4,561	354,983
Rite Aid Corp.*	14,491	27,533
Roundy’s, Inc.	5,063	33,264
SUPERVALU, Inc.	39,878	200,985
Susser Holdings Corp.*	1,202	61,434
United Natural Foods, Inc.*	12,155	598,026

		2,343,433

Food Products (1.0%)
Alico, Inc.	378	17,483
Annie’s, Inc.*	52,038	1,990,975
B&G Foods, Inc.	13,061	398,230
Calavo Growers, Inc.	3,020	86,916
Cal-Maine Foods, Inc.	3,147	133,936
Darling International, Inc.*	8,835	158,677
Hain Celestial Group, Inc.*	9,180	560,714
Inventure Foods, Inc.*	3,290	25,596
J&J Snack Foods Corp.	3,704	284,801

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lancaster Colony Corp.	4,624	$356,048
Lifeway Foods, Inc.	1,112	15,457
Limoneira Co.	2,195	42,407
Pilgrim’s Pride Corp.*	12,318	113,202
Post Holdings, Inc.*	4,601	197,521
Sanderson Farms, Inc.	5,741	313,573
Snyders-Lance, Inc.	9,750	246,285
Tootsie Roll Industries, Inc.	5,766	172,459
TreeHouse Foods, Inc.*	6,056	394,548

		5,508,828

Household Products (0.1%)
Central Garden & Pet Co., Class A*	1,438	11,820
Orchids Paper Products Co.	689	16,074
Spectrum Brands Holdings, Inc.	4,792	271,180
WD-40 Co.	3,916	214,479

		513,553

Personal Products (1.0%)
Elizabeth Arden, Inc.*	5,348	215,258
Female Health Co.	4,721	34,180
Inter Parfums, Inc.	2,982	72,850
Medifast, Inc.*	3,069	70,341
Nature’s Sunshine Products, Inc.	1,758	26,792
Prestige Brands Holdings, Inc.*	199,169	5,116,653
Star Scientific, Inc.*	36,899	61,252
Synutra International, Inc.*	4,399	20,675
USANA Health Sciences, Inc.*	1,343	64,907

		5,682,908

Tobacco (0.0%)
Vector Group Ltd.	10,343	166,729

Total Consumer Staples		18,024,115

Energy (4.3%)
Energy Equipment & Services (0.8%)
C&J Energy Services, Inc.*	3,462	79,280
Dril-Quip, Inc.*	10,017	873,182
Forum Energy Technologies, Inc.*	5,856	168,419
Geospace Technologies Corp.*	11,351	1,225,000
Global Geophysical Services, Inc.*	5,101	12,497
Gulfmark Offshore, Inc., Class A	1,470	57,271
Heckmann Corp.*	2,399	10,292
ION Geophysical Corp.*	32,851	223,715
Lufkin Industries, Inc.	8,410	558,340
Matrix Service Co.*	1,031	15,362
Mitcham Industries, Inc.*	2,042	34,551
PHI, Inc. (Non-Voting)*	254	8,689
Pioneer Energy Services Corp.*	3,270	26,978
RigNet, Inc.*	50,864	1,268,548
TGC Industries, Inc.	3,679	36,422
Willbros Group, Inc.*	2,415	23,715

		4,622,261

Oil, Gas & Consumable Fuels (3.5%)
Abraxas Petroleum Corp.*	1,709,374	3,948,654
Alon USA Energy, Inc.	2,042	38,900
Apco Oil and Gas International, Inc.	2,285	28,334
Approach Resources, Inc.*	8,261	203,303
Berry Petroleum Co., Class A	13,042	603,714
Bonanza Creek Energy, Inc.*	398	15,391
BPZ Resources, Inc.*	7,982	18,119
Carrizo Oil & Gas, Inc.*	8,433	217,318
Ceres, Inc.*	1,501	5,223
Clayton Williams Energy, Inc.*	145	6,341
Clean Energy Fuels Corp.*	16,422	213,486
Contango Oil & Gas Co.	2,883	115,579
Crosstex Energy, Inc.	9,461	182,219
CVR Energy, Inc.	2,787	143,865
Diamondback Energy, Inc.*	1,640	44,018
Endeavour International Corp.*	10,838	31,972
Energy XXI Bermuda Ltd.	14,275	388,566
Evolution Petroleum Corp.*	3,995	40,549
FX Energy, Inc.*	13,581	45,632
GasLog Ltd.	81,793	1,051,858
Gevo, Inc.*	7,274	16,294
Goodrich Petroleum Corp.*	6,478	101,381
Gulfport Energy Corp.*	21,875	1,002,531
Halcon Resources Corp.*	69,405	540,665
Harvest Natural Resources, Inc.*	663	2,327
Isramco, Inc.*	266	26,371
KiOR, Inc., Class A*	6,678	31,053
Kodiak Oil & Gas Corp.*	65,692	597,140
Magnum Hunter Resources Corp.*	1,177,696	4,722,562
Matador Resources Co.*	2,964	26,261
Midstates Petroleum Co., Inc.*	2,781	23,778
Northern Oil and Gas, Inc.*	15,765	226,701
Oasis Petroleum, Inc.*	64,245	2,445,807
Panhandle Oil and Gas, Inc., Class A	1,739	49,822
Renewable Energy Group, Inc.*	452	3,476
Rentech, Inc.	38,833	91,258
REX American Resources Corp.*	185	4,092
Rosetta Resources, Inc.*	13,188	627,485
Sanchez Energy Corp.*	2,934	58,445
Saratoga Resources, Inc.*	5,140	13,672
Solazyme, Inc.*	8,284	64,698
Targa Resources Corp.	7,180	487,953
Uranerz Energy Corp.*	16,403	20,832
Uranium Energy Corp.*	10,174	22,383
VAALCO Energy, Inc.*	14,638	111,102
W&T Offshore, Inc.	647	9,187
Warren Resources, Inc.*	3,019	9,691
Western Refining, Inc.	8,435	298,683
ZaZa Energy Corp.*	2,889	5,229

		18,983,920

Total Energy		23,606,181

Financials (4.6%)
Capital Markets (1.4%)
BGC Partners, Inc., Class A	24,911	103,630
Cohen & Steers, Inc.	4,674	168,591
Diamond Hill Investment Group, Inc.	700	54,467
Duff & Phelps Corp., Class A	2,198	34,091
Evercore Partners, Inc., Class A	675	28,080
Financial Engines, Inc.	64,857	2,349,121
GAMCO Investors, Inc., Class A	1,629	86,516
Greenhill & Co., Inc.	56,191	2,999,476
HFF, Inc., Class A	48,743	971,448
ICG Group, Inc.*	684	8,536
Ladenburg Thalmann Financial Services, Inc.*	26,994	44,810
Main Street Capital Corp.	617	19,800
Piper Jaffray Cos., Inc.*	17,056	585,021
Pzena Investment Management, Inc., Class A	1,525	9,913
Stellus Capital Investment Corp.	367	5,439
Stifel Financial Corp.*	6,540	226,742
Virtus Investment Partners, Inc.*	793	147,720
Westwood Holdings Group, Inc.	1,680	74,642
WisdomTree Investments, Inc.*	14,841	154,346

		8,072,389

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (0.3%)
Arrow Financial Corp.	141	$3,474
Bank of the Ozarks, Inc.	5,293	234,745
Bridge Capital Holdings*	667	10,165
Eagle Bancorp, Inc.*	232	5,078
FNB United Corp.*	1,885	18,398
Investors Bancorp, Inc.	1,931	36,264
Penns Woods Bancorp, Inc.	90	3,687
Texas Capital Bancshares, Inc.*	8,717	352,603
Westamerica Bancorp	3,900	176,787
Western Alliance Bancorp*	51,599	714,130

		1,555,331

Consumer Finance (0.8%)
Cash America International, Inc.	3,006	157,725
Credit Acceptance Corp.*	1,840	224,738
DFC Global Corp.*	143,501	2,387,856
Encore Capital Group, Inc.*	4,031	121,333
EZCORP, Inc., Class A*	8,102	172,573
First Cash Financial Services, Inc.*	7,141	416,606
Green Dot Corp., Class A*	6,072	101,463
Netspend Holdings, Inc.*	6,989	111,055
Portfolio Recovery Associates, Inc.*	4,283	543,598
Regional Management Corp.*	1,213	24,503
World Acceptance Corp.*	2,390	205,229

		4,466,679

Diversified Financial Services (0.1%)
MarketAxess Holdings, Inc.	9,121	340,213
MicroFinancial, Inc.	769	6,483

		346,696

Insurance (0.5%)
American Safety Insurance Holdings Ltd.*	262	6,540
Amtrust Financial Services, Inc.	1,081	37,457
Donegal Group, Inc., Class A	248	3,787
eHealth, Inc.*	5,143	91,957
First American Financial Corp.	2,518	64,385
Greenlight Capital Reinsurance Ltd. (NASDAQ Exchange), Class A*	41,804	1,022,107
Greenlight Capital Reinsurance Ltd., Class A*	40,049	979,197
Hallmark Financial Services*	357	3,213
Hilltop Holdings, Inc.*	25,396	342,592
Homeowners Choice, Inc.	398	10,846
Meadowbrook Insurance Group, Inc.	1,039	7,325
Montpelier Reinsurance Holdings Ltd.	1,691	44,051
Navigators Group, Inc.*	1,098	64,508
State Auto Financial Corp.	651	11,340
Tower Group International Ltd.	5,427	100,128
Universal Insurance Holdings, Inc.	965	4,680

		2,794,113

Real Estate Investment Trusts (REITs) (1.2%)
Acadia Realty Trust (REIT)	13,194	366,397
Alexander’s, Inc. (REIT)	527	173,747
AmREIT, Inc. (REIT), Class B	207	4,028
Apollo Residential Mortgage, Inc. (REIT)	625	13,931
Associated Estates Realty Corp. (REIT)	5,506	102,632
Coresite Realty Corp. (REIT)	2,591	90,633
CyrusOne, Inc. (REIT)	753	17,199
DuPont Fabros Technology, Inc. (REIT)	7,369	178,846
EastGroup Properties, Inc. (REIT)	6,939	403,850
FelCor Lodging Trust, Inc. (REIT)*	18,859	112,211
Glimcher Realty Trust (REIT)	31,350	363,660
Gyrodyne Co. of America, Inc. (REIT)	291	21,391
Highwoods Properties, Inc. (REIT)	15,786	624,652
Inland Real Estate Corp. (REIT)	8,085	81,578
JAVELIN Mortgage Investment Corp. (REIT)	188	3,694
LTC Properties, Inc. (REIT)	1,613	65,697
Monmouth Real Estate Investment Corp. (REIT), Class A	4,731	52,751
National Health Investors, Inc. (REIT)	6,182	404,612
Omega Healthcare Investors, Inc. (REIT)	28,145	854,483
Potlatch Corp. (REIT)	6,328	290,202
PS Business Parks, Inc. (REIT)	3,805	300,291
Ryman Hospitality Properties (REIT)	5,432	248,514
Saul Centers, Inc. (REIT)	1,889	82,625
Silver Bay Realty Trust Corp. (REIT)	1,410	29,187
Sovran Self Storage, Inc. (REIT)	6,880	443,691
Spirit Realty Capital, Inc. (REIT)	1,486	28,234
Strategic Hotels & Resorts, Inc. (REIT)*	38,234	319,254
Sun Communities, Inc. (REIT)	8,898	438,938
UMH Properties, Inc. (REIT)	730	7,497
Universal Health Realty Income Trust (REIT)	1,843	106,360
Urstadt Biddle Properties, Inc. (REIT), Class A	4,417	96,114
Washington Real Estate Investment Trust (REIT)	5,092	141,761
ZAIS Financial Corp. (REIT)*	169	3,486

		6,472,146

Real Estate Management & Development (0.2%)
Tejon Ranch Co.*	3,302	98,334
Zillow, Inc., Class A*	19,704	1,077,217

		1,175,551

Thrifts & Mortgage Finance (0.1%)
Beneficial Mutual Bancorp, Inc.*	1,036	10,671
BofI Holding, Inc.*	169	6,064
Clifton Savings Bancorp, Inc.	235	2,928
First Federal Bancshares of Arkansas, Inc.*	460	4,600
Heritage Financial Group, Inc.	272	3,939
Home Loan Servicing Solutions Ltd.	15,632	364,694
Meridian Interstate Bancorp, Inc.*	258	4,838
Nationstar Mortgage Holdings, Inc.*	4,752	175,348
Ocwen Financial Corp.*	1,629	61,772
Oritani Financial Corp.	4,012	62,145
Tree.com, Inc.	928	17,159

		714,158

Total Financials		25,597,063

Health Care (17.1%)
Biotechnology (5.5%)
ACADIA Pharmaceuticals, Inc.*	152,883	1,213,891
Achillion Pharmaceuticals, Inc.*	97,689	853,802
Acorda Therapeutics, Inc.*	10,012	320,684
Aegerion Pharmaceuticals, Inc.*	45,354	1,829,579
Affymax, Inc.*	9,146	12,713
Agenus, Inc.*	3,509	13,650
Alkermes plc*	30,508	723,345
Alnylam Pharmaceuticals, Inc.*	13,761	335,356
AMAG Pharmaceuticals, Inc.*	4,290	102,317
Amicus Therapeutics, Inc.*	7,644	24,231

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Anacor Pharmaceuticals, Inc.*	3,648	$23,566
Arena Pharmaceuticals, Inc.*	47,789	392,348
ArQule, Inc.*	14,761	38,231
Array BioPharma, Inc.*	115,216	566,863
AVEO Pharmaceuticals, Inc.*	10,247	75,315
BioCryst Pharmaceuticals, Inc.*	12,443	14,807
Biospecifics Technologies Corp.*	1,241	21,159
Biotime, Inc.*	7,684	29,353
Celldex Therapeutics, Inc.*	118,970	1,377,672
Cepheid, Inc.*	16,353	627,465
ChemoCentryx, Inc.*	1,358	18,768
Clovis Oncology, Inc.*	3,456	99,084
Coronado Biosciences, Inc.*	4,630	45,004
Cubist Pharmaceuticals, Inc.*	15,791	739,335
Curis, Inc.*	15,420	50,578
Cytori Therapeutics, Inc.*	12,178	30,567
Dendreon Corp.*	38,244	180,894
Discovery Laboratories, Inc.*	10,992	25,172
Durata Therapeutics, Inc.*	1,602	14,418
Dyax Corp.*	25,009	109,039
Dynavax Technologies Corp.*	40,595	90,121
Emergent Biosolutions, Inc.*	1,342	18,761
Exact Sciences Corp.*	15,743	154,281
Exelixis, Inc.*	45,998	212,511
Genomic Health, Inc.*	9,992	282,574
GTx, Inc.*	5,795	24,049
Halozyme Therapeutics, Inc.*	22,714	131,060
Hyperion Therapeutics, Inc.*	833	21,508
Idenix Pharmaceuticals, Inc.*	19,573	69,680
ImmunoCellular Therapeutics Ltd.*	11,959	32,768
ImmunoGen, Inc.*	16,239	260,798
Immunomedics, Inc.*	16,861	40,635
Infinity Pharmaceuticals, Inc.*	32,350	1,568,004
Intercept Pharmaceuticals, Inc.*	14,639	547,499
InterMune, Inc.*	11,379	102,980
Ironwood Pharmaceuticals, Inc.*	105,078	1,921,876
Isis Pharmaceuticals, Inc.*	24,984	423,229
KaloBios Pharmaceuticals, Inc.*	1,695	10,170
Keryx Biopharmaceuticals, Inc.*	130,824	921,001
KYTHERA Biopharmaceuticals, Inc.*	906	22,070
Lexicon Pharmaceuticals, Inc.*	21,555	46,990
Ligand Pharmaceuticals, Inc., Class B*	4,421	117,820
LipoScience, Inc.*	70,024	735,952
MannKind Corp.*	33,288	112,846
Merrimack Pharmaceuticals, Inc.*	3,823	23,320
Momenta Pharmaceuticals, Inc.*	4,583	61,137
Neurocrine Biosciences, Inc.*	73,779	895,677
NewLink Genetics Corp.*	3,882	47,632
Novavax, Inc.*	31,143	71,006
NPS Pharmaceuticals, Inc.*	14,532	148,081
OncoGenex Pharmaceutical, Inc.*	3,625	41,071
Oncothyreon, Inc.*	14,469	30,096
Opko Health, Inc.*	26,662	203,431
Orexigen Therapeutics, Inc.*	20,422	127,638
Osiris Therapeutics, Inc.*	4,292	44,637
PDL BioPharma, Inc.	30,028	219,505
Pharmacyclics, Inc.*	13,566	1,090,842
Progenics Pharmaceuticals, Inc.*	11,118	59,926
Puma Biotechnology, Inc.*	26,726	892,381
Raptor Pharmaceutical Corp.*	12,528	73,289
Regulus Therapeutics, Inc.*	2,413	18,701
Repligen Corp.*	724,562	5,006,722
Rigel Pharmaceuticals, Inc.*	17,182	116,666
Sangamo BioSciences, Inc.*	13,103	125,265
Sarepta Therapeutics, Inc.*	24,014	887,317
Seattle Genetics, Inc.*	23,709	841,907
SIGA Technologies, Inc.*	8,747	31,314
Spectrum Pharmaceuticals, Inc.	15,067	112,400
Sunesis Pharmaceuticals, Inc.*	7,468	40,850
Synageva BioPharma Corp.*	2,772	152,238
Synergy Pharmaceuticals, Inc.*	10,375	62,976
Synta Pharmaceuticals Corp.*	9,758	83,919
Tesaro, Inc.*	25,914	569,071
Theravance, Inc.*	15,091	356,449
Threshold Pharmaceuticals, Inc.*	11,388	52,499
Trius Therapeutics, Inc.*	7,358	50,329
Vanda Pharmaceuticals, Inc.*	6,800	26,656
Verastem, Inc.*	1,580	15,200
Vical, Inc.*	17,451	69,455
XOMA Corp.*	17,836	62,248
ZIOPHARM Oncology, Inc.*	16,565	30,314

		30,520,554

Health Care Equipment & Supplies (3.0%)
Abaxis, Inc.	5,417	256,332
ABIOMED, Inc.*	8,463	158,004
Accuray, Inc.*	18,050	83,752
Align Technology, Inc.*	17,901	599,863
Analogic Corp.	3,058	241,643
Anika Therapeutics, Inc.*	2,966	43,066
Antares Pharma, Inc.*	26,135	93,563
ArthroCare Corp.*	5,696	197,993
AtriCure, Inc.*	4,437	35,141
Atrion Corp.	395	75,836
Cantel Medical Corp.	5,354	160,941
Cardiovascular Systems, Inc.*	4,547	93,123
Cerus Corp.*	13,933	61,584
Conceptus, Inc.*	52,324	1,263,625
Cyberonics, Inc.*	6,886	322,334
Cynosure, Inc., Class A*	1,411	36,926
DexCom, Inc.*	97,530	1,630,703
Endologix, Inc.*	77,795	1,256,389
EnteroMedics, Inc.*	9,854	9,854
Exactech, Inc.*	510	10,552
GenMark Diagnostics, Inc.*	74,520	962,798
Globus Medical, Inc., Class A*	1,489	21,859
Haemonetics Corp.*	12,644	526,749
Hansen Medical, Inc.*	14,555	29,256
HeartWare International, Inc.*	4,069	359,822
ICU Medical, Inc.*	2,873	169,363
Insulet Corp.*	35,562	919,633
Integra LifeSciences Holdings Corp.*	2,829	110,359
MAKO Surgical Corp.*	9,633	107,408
Masimo Corp.	12,427	243,818
Meridian Bioscience, Inc.	10,289	234,795
Merit Medical Systems, Inc.*	638	7,822
Natus Medical, Inc.*	4,564	61,340
Navidea Biopharmaceuticals, Inc.*	26,063	70,631
Neogen Corp.*	5,892	292,066
Novadaq Technologies, Inc.*	67,276	666,705
NuVasive, Inc.*	2,709	57,729
NxStage Medical, Inc.*	12,772	144,068
OraSure Technologies, Inc.*	13,776	74,390
Orthofix International N.V.*	3,798	136,234
PhotoMedex, Inc.*	2,794	44,955
Quidel Corp.*	7,111	168,886
Rochester Medical Corp.*	2,323	33,962
Rockwell Medical Technologies, Inc.*	5,900	23,364
RTI Biologics, Inc.*	878	3,459
Spectranetics Corp.*	72,127	1,336,514
STAAR Surgical Co.*	9,184	51,706

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
STERIS Corp.	10,609	$441,440
SurModics, Inc.*	41,496	1,130,766
Symmetry Medical, Inc.*	2,871	32,873
Tornier N.V.*	2,674	50,405
Unilife Corp.*	21,357	46,558
Utah Medical Products, Inc.	817	39,845
Vascular Solutions, Inc.*	40,024	649,189
Volcano Corp.*	13,306	296,192
West Pharmaceutical Services, Inc.	5,404	350,936
Wright Medical Group, Inc.*	905	21,548
Zeltiq Aesthetics, Inc.*	1,900	7,258

		16,557,925

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	158,015	4,644,061
Accretive Health, Inc.*	13,902	141,244
Air Methods Corp.	108,869	5,251,840
AMN Healthcare Services, Inc.*	6,003	95,027
Amsurg Corp.*	2,606	87,666
Bio-Reference Labs, Inc.*	6,120	158,998
BioScrip, Inc.*	3,054	38,816
Capital Senior Living Corp.*	6,128	161,963
Centene Corp.*	12,784	563,007
Chemed Corp.	4,798	383,744
Corvel Corp.*	1,562	77,303
Emeritus Corp.*	7,618	211,704
Ensign Group, Inc.	2,744	91,650
ExamWorks Group, Inc.*	1,425	24,681
HealthSouth Corp.*	20,169	531,857
IPC The Hospitalist Co., Inc.*	12,319	547,949
Landauer, Inc.	2,410	135,876
LHC Group, Inc.*	257	5,523
Magellan Health Services, Inc.*	349	16,602
Molina Healthcare, Inc.*	625	19,294
MWI Veterinary Supply, Inc.*	7,993	1,057,154
National Research Corp.	635	36,855
Owens & Minor, Inc.	13,497	439,462
PDI, Inc.*	418	2,466
Providence Service Corp.*	844	15,606
Skilled Healthcare Group, Inc., Class A*	4,508	29,618
Team Health Holdings, Inc.*	7,075	257,389
U.S. Physical Therapy, Inc.	2,993	80,362
Vanguard Health Systems, Inc.*	6,930	103,049
WellCare Health Plans, Inc.*	5,209	301,914

		15,512,680

Health Care Technology (2.6%)
athenahealth, Inc.*	63,719	6,183,292
Computer Programs & Systems, Inc.*	2,763	149,506
Greenway Medical Technologies*	1,568	24,931
HealthStream, Inc.*	4,943	113,392
HMS Holdings Corp.*	122,784	3,333,586
MedAssets, Inc.*	4,951	95,307
Medidata Solutions, Inc.*	11,349	658,015
Merge Healthcare, Inc.*	1,216,536	3,515,789
Omnicell, Inc.*	1,023	19,314
Quality Systems, Inc.	9,757	178,358
Vocera Communications, Inc.*	11,475	263,925

		14,535,415

Life Sciences Tools & Services (0.7%)
BG Medicine, Inc.*	2,721	5,061
Cambrex Corp.*	3,874	49,548
Fluidigm Corp.*	54,133	1,002,002
Furiex Pharmaceuticals, Inc.*	1,866	69,938
Harvard Bioscience, Inc.*	464	2,622
Luminex Corp.*	10,547	174,236
PAREXEL International Corp.*	14,898	588,620
Sequenom, Inc.*	22,123	91,810
Techne Corp.	31,037	2,105,861

		4,089,698

Pharmaceuticals (2.5%)
Acura Pharmaceuticals, Inc.*	2,502	5,329
Akorn, Inc.*	325,718	4,504,681
Ampio Pharmaceuticals, Inc.*	5,906	26,990
Auxilium Pharmaceuticals, Inc.*	12,061	208,414
AVANIR Pharmaceuticals, Inc., Class A*	31,615	86,625
BioDelivery Sciences International, Inc.*	6,313	26,578
Cadence Pharmaceuticals, Inc.*	143,744	961,647
Cempra, Inc.*	911	6,149
Corcept Therapeutics, Inc.*	12,150	24,300
Cumberland Pharmaceuticals, Inc.*	1,639	8,162
Depomed, Inc.*	566,112	3,323,077
Endocyte, Inc.*	7,504	93,425
Hi-Tech Pharmacal Co., Inc.	1,043	34,534
Horizon Pharma, Inc.*	5,659	15,336
Impax Laboratories, Inc.*	16,788	259,207
Jazz Pharmaceuticals plc*	10,359	579,172
Medicines Co.*	13,751	459,558
Nektar Therapeutics*	20,313	223,443
Obagi Medical Products, Inc.*	4,283	84,589
Omeros Corp.*	6,501	26,784
Optimer Pharmaceuticals, Inc.*	11,908	141,705
Pacira Pharmaceuticals, Inc.*	4,676	134,949
Pain Therapeutics, Inc.*	9,352	32,077
Pernix Therapeutics Holdings*	2,276	11,289
Pozen, Inc.*	6,812	35,899
Questcor Pharmaceuticals, Inc.	13,426	436,882
Repros Therapeutics, Inc.*	4,616	74,318
Sagent Pharmaceuticals, Inc.*	2,363	41,471
Santarus, Inc.*	75,602	1,310,183
Sciclone Pharmaceuticals, Inc.*	14,339	65,959
Sucampo Pharmaceuticals, Inc., Class A*	2,977	19,470
Transcept Pharmaceuticals, Inc.*	402	1,926
Ventrus Biosciences, Inc.*	4,386	13,114
Vivus, Inc.*	24,734	272,074
XenoPort, Inc.*	9,233	66,016
Zogenix, Inc.*	14,429	25,972

		13,641,304

Total Health Care		94,857,576

Industrials (15.1%)
Aerospace & Defense (0.4%)
Aerovironment, Inc.*	2,640	47,863
American Science & Engineering, Inc.	345	21,042
Astronics Corp.*	2,953	88,058
CPI Aerostructures, Inc.*	1,708	14,638
Cubic Corp.	2,158	92,190
DigitalGlobe, Inc.*	6,237	180,312
GenCorp, Inc.*	11,988	159,440
HEICO Corp.	13,176	571,970
Hexcel Corp.*	24,767	718,490
KEYW Holding Corp.*	2,491	40,180
LMI Aerospace, Inc.*	281	5,842
Moog, Inc., Class A*	1,288	59,029
National Presto Industries, Inc.	130	10,465
SIFCO Industries, Inc.	246	4,529
Sypris Solutions, Inc.	1,772	7,407

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Taser International, Inc.*	12,755	$101,402
Teledyne Technologies, Inc.*	3,179	249,361

		2,372,218

Air Freight & Logistics (0.6%)
Echo Global Logistics, Inc.*	33,031	730,646
Forward Air Corp.	7,129	265,840
Hub Group, Inc., Class A*	9,276	356,755
Pacer International, Inc.*	1,098	5,523
Park-Ohio Holdings Corp.*	1,989	65,896
XPO Logistics, Inc.*	106,341	1,790,782

		3,215,442

Airlines (0.4%)
Alaska Air Group, Inc.*	16,774	1,072,865
Allegiant Travel Co.	3,741	332,126
Hawaiian Holdings, Inc.*	7,038	40,539
Republic Airways Holdings, Inc.*	6,737	77,745
SkyWest, Inc.	855	13,723
Spirit Airlines, Inc.*	10,323	261,791
U.S. Airways Group, Inc.*	40,457	686,555

		2,485,344

Building Products (0.4%)
A.O. Smith Corp.	2,665	196,064
AAON, Inc.	4,614	127,300
American Woodmark Corp.*	405	13,782
Builders FirstSource, Inc.	11,370	66,628
Insteel Industries, Inc.	201	3,280
Nortek, Inc.*	1,957	139,652
Patrick Industries, Inc.*	1,002	15,792
PGT, Inc.*	2,423	16,646
Simpson Manufacturing Co., Inc.	1,034	31,651
Trex Co., Inc.*	21,079	1,036,665
USG Corp.*	18,557	490,647

		2,138,107

Commercial Services & Supplies (2.6%)
A.T. Cross Co., Class A*	2,303	31,712
ACCO Brands Corp.*	13,137	87,755
Acorn Energy, Inc.	4,538	33,354
ARC Document Solutions, Inc.*	1,358	4,047
Brink’s Co.	11,752	332,112
Casella Waste Systems, Inc., Class A*	466	2,036
CECO Environmental Corp.	1,502	19,421
Consolidated Graphics, Inc.*	91,374	3,572,723
Covanta Holding Corp.	89,377	1,800,947
Deluxe Corp.	8,514	352,480
EnergySolutions, Inc.*	5,165	19,369
EnerNOC, Inc.*	65,407	1,136,120
Healthcare Services Group, Inc.	16,851	431,891
Heritage-Crystal Clean, Inc.*	1,933	29,188
Herman Miller, Inc.	14,460	400,108
HNI Corp.	10,713	380,204
InnerWorkings, Inc.*	8,053	121,922
Interface, Inc.	165,149	3,174,164
Intersections, Inc.	1,554	14,623
Knoll, Inc.	8,260	149,754
McGrath RentCorp.	3,231	100,484
Mine Safety Appliances Co.	6,869	340,840
Multi-Color Corp.	149	3,843
Performant Financial Corp.*	93,937	1,153,546
Standard Parking Corp.*	3,923	81,206
Steelcase, Inc., Class A	2,351	34,630
Team, Inc.*	4,954	203,461
Tetra Tech, Inc.*	12,934	394,358
TMS International Corp., Class A*	1,633	21,556
TRC Cos., Inc.*	3,322	21,427
U.S. Ecology, Inc.	2,922	77,579
United Stationers, Inc.	603	23,306

		14,550,166

Construction & Engineering (1.0%)
Aegion Corp.*	1,393	32,248
Ameresco, Inc., Class A*	3,899	28,853
Argan, Inc.	550	8,201
Comfort Systems USA, Inc.	2,773	39,072
Dycom Industries, Inc.*	7,429	146,277
Great Lakes Dredge & Dock Corp.	1,657	11,152
MasTec, Inc.*	113,670	3,313,480
MYR Group, Inc.*	2,881	70,757
Orion Marine Group, Inc.*	70,953	705,273
Paul Y Engineering Group Ltd.	9,422,000	910,331
Primoris Services Corp.	2,065	45,657
Sterling Construction Co., Inc.*	421	4,585

		5,315,886

Electrical Equipment (0.5%)
Acuity Brands, Inc.	10,528	730,118
American Superconductor Corp.*	1,038	2,761
AZZ, Inc.	6,279	302,648
Belden, Inc.	10,105	521,924
Capstone Turbine Corp.*	75,626	68,063
Coleman Cable, Inc.	2,053	30,795
EnerSys, Inc.*	4,319	196,860
Enphase Energy, Inc.*	1,580	9,796
Franklin Electric Co., Inc.	11,074	371,755
FuelCell Energy, Inc.*	10,136	9,566
Generac Holdings, Inc.	2,857	100,966
II-VI, Inc.*	11,111	189,331
Powell Industries, Inc.*	964	50,677
Preformed Line Products Co.	53	3,708
Solarcity Corp.*	1,505	28,414
Thermon Group Holdings, Inc.*	3,720	82,621
Vicor Corp.*	970	4,821

		2,704,824

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	9,013	302,927

Machinery (2.7%)
Actuant Corp., Class A	3,412	104,475
Altra Holdings, Inc.	3,745	101,939
American Railcar Industries, Inc.	16,590	775,417
Blount International, Inc.*	12,106	161,978
Cascade Corp.	118	7,668
Chart Industries, Inc.*	7,442	595,434
CIRCOR International, Inc.	336	14,280
CLARCOR, Inc.	12,552	657,474
Commercial Vehicle Group, Inc.*	6,207	48,415
Dynamic Materials Corp.	1,274	22,168
EnPro Industries, Inc.*	2,737	140,052
ESCO Technologies, Inc.	2,168	88,584
ExOne Co.*	23,596	790,466
Federal Signal Corp.*	1,296	10,549
Flow International Corp.*	2,668	10,432
Gorman-Rupp Co.	3,869	116,263
Graham Corp.	2,424	59,970
John Bean Technologies Corp.	7,333	152,160
Lindsay Corp.	3,164	279,002
Meritor, Inc.*	5,829	27,571
Met-Pro Corp.	237	2,448
Middleby Corp.*	4,662	709,323
Mueller Industries, Inc.	692	36,877
Mueller Water Products, Inc., Class A	25,930	153,765

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Omega Flex, Inc.	734	$12,617
Proto Labs, Inc.*	24,945	1,224,800
RBC Bearings, Inc.*	17,806	900,271
Rexnord Corp.*	77,089	1,636,599
Sauer-Danfoss, Inc.	2,867	167,519
Standex International Corp.	732	40,421
Sun Hydraulics Corp.	5,117	166,354
Tennant Co.	4,687	227,601
Titan International, Inc.	213,765	4,506,167
Trimas Corp.*	7,368	239,239
Wabash National Corp.*	17,151	174,254
Woodward, Inc.	17,162	682,361

		15,044,913

Marine (0.0%)
Rand Logistics, Inc.*	404	2,475

Professional Services (3.0%)
Acacia Research Corp.*	12,367	373,112
Advisory Board Co.*	123,055	6,462,849
Barrett Business Services, Inc.	1,767	93,050
CDI Corp.	604	10,389
Corporate Executive Board Co.	120,646	7,016,771
Exponent, Inc.	3,329	179,566
Franklin Covey Co.*	2,438	35,424
GP Strategies Corp.*	3,390	80,885
Huron Consulting Group, Inc.*	5,685	229,219
Insperity, Inc.	5,712	162,049
Kforce, Inc.	6,166	100,937
Mistras Group, Inc.*	3,950	95,630
Odyssey Marine Exploration, Inc.*	18,526	60,395
On Assignment, Inc.*	10,696	270,716
RPX Corp.*	4,920	69,421
TrueBlue, Inc.*	7,306	154,449
WageWorks, Inc.*	46,785	1,171,029

		16,565,891

Road & Rail (0.6%)
Avis Budget Group, Inc.*	26,426	735,436
Celadon Group, Inc.	5,066	105,677
Genesee & Wyoming, Inc., Class A*	11,036	1,027,561
Heartland Express, Inc.	9,425	125,730
Knight Transportation, Inc.	14,447	232,597
Old Dominion Freight Line, Inc.*	17,733	677,401
Quality Distribution, Inc.*	2,016	16,955
Roadrunner Transportation Systems, Inc.*	1,690	38,870
Saia, Inc.*	743	26,874
Swift Transportation Co.*	19,647	278,594
Werner Enterprises, Inc.	9,488	229,040

		3,494,735

Trading Companies & Distributors (2.7%)
Aceto Corp.	182,808	2,023,685
Applied Industrial Technologies, Inc.	9,688	435,960
Beacon Roofing Supply, Inc.*	11,707	452,593
BlueLinx Holdings, Inc.*	1,814	5,170
CAI International, Inc.*	1,300	37,466
DXP Enterprises, Inc.*	15,217	1,136,710
Edgen Group, Inc.*	944	6,825
H&E Equipment Services, Inc.	39,853	813,001
Houston Wire & Cable Co.	1,658	21,471
Kaman Corp.	6,534	231,761
Rush Enterprises, Inc., Class A*	28,302	682,644
SeaCube Container Leasing Ltd.	365	8,380
TAL International Group, Inc.	3,721	168,599
Textainer Group Holdings Ltd.	3,290	130,120
Titan Machinery, Inc.*	187,479	5,202,541
Watsco, Inc.	7,315	615,777
WESCO International, Inc.*	38,500	2,795,485

		14,768,188

Transportation Infrastructure (0.1%)
LLX Logistica S.A.*	629,641	654,334
Wesco Aircraft Holdings, Inc.*	1,126	16,575

		670,909

Total Industrials		83,632,025

Information Technology (17.6%)
Communications Equipment (0.8%)
ADTRAN, Inc.	15,834	311,138
Ambient Corp.*	674	1,651
Anaren, Inc.*	457	8,861
Arris Group, Inc.*	3,746	64,319
Aruba Networks, Inc.*	27,845	688,885
Aware, Inc.	2,526	11,695
CalAmp Corp.*	8,591	94,243
Calix, Inc.*	3,454	28,150
Ciena Corp.*	18,646	298,522
Extreme Networks, Inc.*	23,810	80,240
Globecomm Systems, Inc.*	4,502	54,069
Infinera Corp.*	127,169	890,184
InterDigital, Inc.	10,228	489,205
Ixia*	10,470	226,571
KVH Industries, Inc.*	3,161	42,895
Loral Space & Communications, Inc.	2,575	159,341
NETGEAR, Inc.*	4,196	140,608
Numerex Corp., Class A*	2,820	36,068
Parkervision, Inc.*	20,199	74,130
Plantronics, Inc.	3,611	159,570
Procera Networks, Inc.*	4,917	58,463
Ruckus Wireless, Inc.*	887	18,627
ShoreTel, Inc.*	10,761	39,062
Sonus Networks, Inc.*	4,378	11,339
Telular Corp.	2,514	25,291
Tessco Technologies, Inc.	693	14,997
Ubiquiti Networks, Inc.	2,299	31,542
ViaSat, Inc.*	9,349	452,866

		4,512,532

Computers & Peripherals (0.4%)
3D Systems Corp.*	40,577	1,308,201
Cray, Inc.*	9,761	226,553
Datalink Corp.*	3,867	46,713
Electronics for Imaging, Inc.*	895	22,697
Immersion Corp.*	6,757	79,327
Intermec, Inc.*	1,944	19,110
QLogic Corp.*	5,295	61,422
Quantum Corp.*	3,585	4,589
Silicon Graphics International Corp.*	469	6,449
Super Micro Computer, Inc.*	6,609	74,616
Synaptics, Inc.*	8,356	340,006

		2,189,683

Electronic Equipment, Instruments & Components (0.8%)
Anixter International, Inc.	4,274	298,838
Audience, Inc.*	260	3,965
Badger Meter, Inc.	3,610	193,207
Cognex Corp.	10,696	450,836
Coherent, Inc.	1,750	99,295
Daktronics, Inc.	2,295	24,098
DTS, Inc.*	4,549	75,650
Echelon Corp.*	5,220	12,737
Electro Rent Corp.	499	9,251

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
FARO Technologies, Inc.*	13,765	$597,263
FEI Co.	8,910	575,141
GSI Group, Inc.*	399	3,403
InvenSense, Inc.*	9,218	98,448
Key Tronic Corp.*	463	5,306
Littelfuse, Inc.	4,887	331,583
Maxwell Technologies, Inc.*	7,484	40,339
Measurement Specialties, Inc.*	3,383	134,542
Mesa Laboratories, Inc.	652	34,549
MTS Systems Corp.	3,988	231,902
Multi-Fineline Electronix, Inc.*	432	6,666
Neonode, Inc.*	5,693	32,849
OSI Systems, Inc.*	4,944	307,962
Plexus Corp.*	3,876	94,226
RealD, Inc.*	8,780	114,140
Rogers Corp.*	1,741	82,906
Universal Display Corp.*	9,943	292,225
Zygo Corp.*	856	12,677

		4,164,004

Internet Software & Services (6.2%)
Active Network, Inc.*	9,853	41,284
Angie’s List, Inc.*	180,745	3,571,521
Bankrate, Inc.*	10,266	122,576
Bazaarvoice, Inc.*	2,494	18,256
Blucora, Inc.*	1,565	24,226
Brightcove, Inc.*	1,420	8,818
Carbonite, Inc.*	2,849	31,197
comScore, Inc.*	8,943	150,064
Constant Contact, Inc.*	7,715	100,141
Cornerstone OnDemand, Inc.*	25,680	875,688
CoStar Group, Inc.*	56,195	6,151,104
Dealertrack Technologies, Inc.*	9,426	276,936
Demand Media, Inc.*	5,646	48,725
Demandware, Inc.*	8,728	221,255
Dice Holdings, Inc.*	10,406	105,413
E2open, Inc.*	53,761	1,071,994
Envestnet, Inc.*	5,247	91,875
ExactTarget, Inc.*	2,468	57,430
Internap Network Services Corp.*	6,840	63,954
Ipass, Inc.*	12,137	24,031
j2 Global, Inc.	9,537	373,946
Liquidity Services, Inc.*	5,867	174,895
LivePerson, Inc.*	13,678	185,747
LogMeIn, Inc.*	5,597	107,574
Marin Software, Inc.*	33,200	545,476
Market Leader, Inc.*	4,700	42,112
MeetMe, Inc.*	314	716
MercadoLibre, Inc.	27,283	2,634,446
Millennial Media, Inc.*	2,733	17,355
Move, Inc.*	9,748	116,489
NIC, Inc.	60,701	1,163,031
OpenTable, Inc.*	38,086	2,398,656
Perficient, Inc.*	6,222	72,549
Responsys, Inc.*	9,040	80,004
Saba Software, Inc.*	7,361	58,520
SciQuest, Inc.*	4,539	109,118
Sohu.com, Inc.*	17,200	853,292
Spark Networks, Inc.*	2,868	20,191
SPS Commerce, Inc.*	3,000	128,010
Stamps.com, Inc.*	3,322	82,950
support.com, Inc.*	7,892	32,989
Synacor, Inc.*	1,619	4,841
Travelzoo, Inc.*	1,810	38,680
Trulia, Inc.*	33,610	1,054,682
Unwired Planet, Inc.*	14,857	32,983
ValueClick, Inc.*	11,204	331,078
VistaPrint N.V.*	8,498	328,533
Vocus, Inc.*	5,237	74,104
Web.com Group, Inc.*	299,001	5,106,936
Workday, Inc.(b)*†	14,106	738,950
XO Group, Inc.*	6,621	66,210
Xoom Corp.*	131,490	3,003,232
Yelp, Inc.*	29,828	707,222
Youku Tudou, Inc. (ADR)*	60,205	1,009,638
Zix Corp.*	15,506	55,511

		34,807,154

IT Services (1.0%)
CACI International, Inc., Class A*	409	23,669
Cardtronics, Inc.*	10,975	301,374
Cass Information Systems, Inc.	2,539	106,740
Computer Task Group, Inc.	2,956	63,229
CSG Systems International, Inc.*	4,950	104,891
EPAM Systems, Inc.*	50,844	1,181,105
ExlService Holdings, Inc.*	5,802	190,770
Forrester Research, Inc.	3,572	113,054
Global Cash Access Holdings, Inc.*	16,654	117,411
Hackett Group, Inc.	6,190	28,288
Heartland Payment Systems, Inc.	9,640	317,831
Higher One Holdings, Inc.*	6,591	58,594
iGATE Corp.*	8,133	152,982
Innodata, Inc.*	5,580	19,251
Lionbridge Technologies, Inc.*	14,336	55,480
Mattersight Corp.*	2,404	10,313
MAXIMUS, Inc.	8,465	676,945
MoneyGram International, Inc.*	1,569	28,399
PRGX Global, Inc.*	5,339	37,106
Sapient Corp.*	30,633	373,415
ServiceSource International, Inc.*	12,567	88,849
Syntel, Inc.	3,840	259,277
Unisys Corp.*	5,662	128,811
Virtusa Corp.*	4,705	111,791
WEX, Inc.*	9,679	759,801

		5,309,376

Semiconductors & Semiconductor Equipment (3.2%)
Ambarella, Inc.*	338	5,293
ATMI, Inc.*	499	11,193
Cabot Microelectronics Corp.*	5,816	202,106
Cavium, Inc.*	12,452	483,262
CEVA, Inc.*	4,451	69,436
Cirrus Logic, Inc.*	16,027	364,614
Cymer, Inc.*	2,370	227,757
Exar Corp.*	1,116	11,718
First Solar, Inc.*	101,574	2,738,435
GT Advanced Technologies, Inc.*	25,444	83,711
Hittite Microwave Corp.*	7,861	476,062
Inphi Corp.*	2,416	25,247
Intermolecular, Inc.*	64,367	656,543
MA-COM Technology Solutions Holdings, Inc.*	258	4,146
Magnachip Semiconductor Corp.*	232,204	4,019,451
MaxLinear, Inc., Class A*	1,080	6,696
MEMC Electronic Materials, Inc.*	128,922	567,257
Micrel, Inc.	12,200	128,222
Microsemi Corp.*	22,234	515,162
Mindspeed Technologies, Inc.*	621,700	2,070,261
Monolithic Power Systems, Inc.	23,466	571,866
NVE Corp.*	1,116	62,965
PDF Solutions, Inc.*	6,130	98,203
Peregrine Semiconductor Corp.*	339	3,312

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PLX Technology, Inc.*	10,539	$48,058
Power Integrations, Inc.	7,063	306,605
QuickLogic Corp.*	9,968	24,521
Rambus, Inc.*	2,079	11,663
RF Micro Devices, Inc.*	8,693	46,247
Semtech Corp.*	16,366	579,193
Silicon Image, Inc.*	15,758	76,584
SunPower Corp.*	81,410	939,471
Tessera Technologies, Inc.	86,837	1,628,194
Ultratech, Inc.*	6,529	258,091
Veeco Instruments, Inc.*	2,537	97,243
Volterra Semiconductor Corp.*	6,426	91,249

		17,510,037

Software (5.2%)
ACI Worldwide, Inc.*	9,956	486,450
Actuate Corp.*	11,712	70,272
Advent Software, Inc.*	7,856	219,732
American Software, Inc., Class A	5,836	48,556
Aspen Technology, Inc.*	22,040	711,672
AVG Technologies N.V.*	1,938	26,977
Blackbaud, Inc.	11,236	332,923
Bottomline Technologies (de), Inc.*	2,574	73,385
BroadSoft, Inc.*	6,846	181,214
Callidus Software, Inc.*	8,819	40,303
CommVault Systems, Inc.*	11,140	913,257
Comverse, Inc.*	5,549	155,594
Digimarc Corp.	1,809	39,744
Ebix, Inc.	5,380	87,264
Ellie Mae, Inc.*	6,265	150,673
Envivio, Inc.*	539	916
EPIQ Systems, Inc.	629	8,825
Exa Corp.*	930	8,854
Fair Isaac Corp.	8,537	390,056
FalconStor Software, Inc.*	7,688	20,604
FleetMatics Group plc*	1,500	36,375
Glu Mobile, Inc.*	13,068	38,943
Guidance Software, Inc.*	3,641	39,505
Guidewire Software, Inc.*	5,023	193,084
Imperva, Inc.*	30,750	1,183,874
Infoblox, Inc.*	35,685	774,365
Interactive Intelligence Group, Inc.*	3,648	161,789
Jive Software, Inc.*	46,946	713,579
Manhattan Associates, Inc.*	5,027	373,456
Mentor Graphics Corp.	12,471	225,102
MicroStrategy, Inc., Class A*	2,116	213,885
Monotype Imaging Holdings, Inc.	9,098	216,078
NetScout Systems, Inc.*	9,084	223,194
NetSuite, Inc.*	69,459	5,560,887
Pegasystems, Inc.	4,362	122,485
Pervasive Software, Inc.*	475	4,356
Proofpoint, Inc.*	71,704	1,208,928
PROS Holdings, Inc.*	35,451	963,204
PTC, Inc.*	29,764	758,684
QAD, Inc., Class A	1,224	15,716
QAD, Inc., Class B	206	2,385
QLIK Technologies, Inc.*	21,239	548,603
Qualys, Inc.*	1,329	16,400
RealPage, Inc.*	8,891	184,133
Rosetta Stone, Inc.*	1,345	20,686
Silver Spring Networks, Inc.*	25,990	450,407
Solera Holdings, Inc.	71,824	4,189,493
Sourcefire, Inc.*	7,382	437,236
SS&C Technologies Holdings, Inc.*	2,365	70,903
Synchronoss Technologies, Inc.*	6,858	212,804
Take-Two Interactive Software, Inc.*	19,440	313,956
Tangoe, Inc.*	7,558	93,644
TiVo, Inc.*	15,491	191,933
Tyler Technologies, Inc.*	7,529	461,227
Ultimate Software Group, Inc.*	6,649	692,560
VASCO Data Security International, Inc.*	3,259	27,506
Verint Systems, Inc.*	87,673	3,204,447
VirnetX Holding Corp.*	10,477	200,844
Websense, Inc.*	9,420	141,300
Zynga, Inc., Class A*	169,930	570,965

		29,026,192

Total Information Technology		97,518,978

Materials (3.5%)
Chemicals (2.2%)
ADA-ES, Inc.*	2,275	60,447
American Vanguard Corp.	16,841	514,324
Arabian American Development Co.*	5,034	42,437
Axiall Corp.	14,215	883,604
Balchem Corp.	7,267	319,312
Calgon Carbon Corp.*	11,257	203,752
Chemtura Corp.*	17,053	368,515
Flotek Industries, Inc.*	104,212	1,703,866
GSE Holding, Inc.*	2,031	16,776
H.B. Fuller Co.	12,411	485,022
Hawkins, Inc.	2,318	92,604
Innophos Holdings, Inc.	5,407	295,006
Innospec, Inc.	736	32,590
Intrepid Potash, Inc.	48,528	910,385
KMG Chemicals, Inc.	1,975	38,394
Koppers Holdings, Inc.	5,136	225,881
Landec Corp.*	1,577	22,819
LSB Industries, Inc.*	2,744	95,436
Olin Corp.	13,558	341,933
OMNOVA Solutions, Inc.*	11,688	89,647
PolyOne Corp.	17,512	427,468
Quaker Chemical Corp.	928	54,771
Rockwood Holdings, Inc.	55,545	3,634,866
Stepan Co.	4,134	260,855
Tronox Ltd., Class A	28,106	556,780
Zep, Inc.	2,370	35,574

		11,713,064

Construction Materials (0.7%)
Eagle Materials, Inc.	56,679	3,776,522
Headwaters, Inc.*	18,221	198,609
United States Lime & Minerals, Inc.*	407	21,648

		3,996,779

Containers & Packaging (0.0%)
AEP Industries, Inc.*	1,024	73,533
Berry Plastics Group, Inc.*	2,907	55,378
Myers Industries, Inc.	8,488	118,493

		247,404

Metals & Mining (0.4%)
AK Steel Holding Corp.	5,394	17,854
AMCOL International Corp.	6,004	181,261
Coeur d’Alene Mines Corp.*	9,168	172,908
General Moly, Inc.*	2,689	5,943
Globe Specialty Metals, Inc.	1,124	15,646
Gold Resource Corp.	7,561	98,520
Handy & Harman Ltd.*	1,166	17,945
Haynes International, Inc.	2,570	142,121
Materion Corp.	427	12,170
Metals USA Holdings Corp.	738	15,240
Midway Gold Corp.*	31,359	38,258

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Noranda Aluminum Holding Corp.	8,405	$37,738
Paramount Gold and Silver Corp.*	33,087	73,784
SunCoke Energy, Inc.*	12,511	204,304
U.S. Antimony Corp.*	13,549	23,440
U.S. Silica Holdings, Inc.	56,670	1,336,278

		2,393,410

Paper & Forest Products (0.2%)
Boise Cascade Co.*	1,280	43,443
Buckeye Technologies, Inc.	5,682	170,176
Clearwater Paper Corp.*	4,633	244,112
Deltic Timber Corp.	2,712	186,369
Neenah Paper, Inc.	2,418	74,378
P.H. Glatfelter Co.	1,828	42,739
Schweitzer-Mauduit International, Inc.	5,731	221,961
Wausau Paper Corp.	10,600	114,268

		1,097,446

Total Materials		19,448,103

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	17,952	122,971
Atlantic Tele-Network, Inc.	2,280	110,603
Cbeyond, Inc.*	538	3,997
Cincinnati Bell, Inc.*	18,028	58,771
Cogent Communications Group, Inc.	11,695	308,748
Consolidated Communications Holdings, Inc.	6,516	114,356
Fairpoint Communications, Inc.*	4,521	33,772
General Communication, Inc., Class A*	9,182	84,199
HickoryTech Corp.	3,478	35,302
IDT Corp., Class B	3,624	43,705
inContact, Inc.*	8,206	66,387
Iridium Communications, Inc.*	1,765	10,625
Lumos Networks Corp.	3,803	51,264
magicJack VocalTec Ltd.*	2,414	33,796
ORBCOMM, Inc.*	4,451	23,190
Premiere Global Services, Inc.*	2,911	31,992
Primus Telecommunications Group, Inc.	3,071	33,935
Towerstream Corp.*	13,432	29,953

		1,197,566

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	3,984	21,992
Leap Wireless International, Inc.*	3,245	19,113
NTELOS Holdings Corp.	3,803	48,716

		89,821

Total Telecommunication Services		1,287,387

Utilities (0.8%)
Electric Utilities (0.8%)
Brookfield Infrastructure Partners LP	100,717	3,833,289
Otter Tail Corp.	616	19,182

		3,852,471

Gas Utilities (0.0%)
Piedmont Natural Gas Co., Inc.	1,549	50,931
South Jersey Industries, Inc.	1,696	94,281

		145,212

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	5,453	11,451
Atlantic Power Corp.	2,471	12,182
Ormat Technologies, Inc.	1,270	26,226

		49,859

Water Utilities (0.0%)
American States Water Co.	519	29,879
Cadiz, Inc.*	3,051	20,625
California Water Service Group	5,323	105,927
Connecticut Water Service, Inc.	1,418	41,448
SJW Corp.	1,111	29,442
York Water Co.	2,441	45,891

		273,212

Total Utilities		4,320,754

Total Common Stocks (80.7%) (Cost $345,915,663)		447,414,444

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%(b)†	139,552	—

Total Preferred Stock (0.0%) (Cost $633,566)		—

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 10/14/13(b)* (Cost $—)	105,185	13,674

Total Investments (80.7%) (Cost $346,549,229)		447,428,118
Other Assets Less Liabilities (19.3%)		107,248,787

Net Assets (100%)		$554,676,905

*	Non-income producing.

†	Securities (totaling $1,582,994 or 0.3% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,060	June-13	$97,842,786	$100,583,400	$2,740,614

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$77,017,997	$1,260,221	$844,044	$79,122,262
Consumer Staples	18,024,115	—	—	18,024,115
Energy	23,606,181	—	—	23,606,181
Financials	25,575,672	21,391	—	25,597,063
Health Care	94,857,576	—	—	94,857,576
Industrials	82,067,360	1,564,665	—	83,632,025
Information Technology	96,780,028	—	738,950	97,518,978
Materials	19,448,103	—	—	19,448,103
Telecommunication Services	1,287,387	—	—	1,287,387
Utilities	4,320,754	—	—	4,320,754
Futures	2,740,614	—	—	2,740,614
Preferred Stocks
Consumer Discretionary	—	—	—	—
Warrants
Energy	—	13,674	—	13,674

Total Assets	$445,725,787	$2,859,951	$1,582,994	$450,168,732

Total Liabilities	$—	$—	$—	$—

Total	$445,725,787	$2,859,951	$1,582,994	$450,168,732

(a)	A security with a market value of $21,391 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Information Technology	Investments in Preferred Stocks- Consumer Discretionary
Balance as of 12/31/12	$950,141	$653,460	$35,586
Total gains or losses (realized/unrealized) included in earning	(106,097)	85,490	(35,586)
Purchases	—	—	—
Sales	—	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/13	$844,044	$738,950	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$(106,097)	$85,490	$(35,586)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$75,177,148
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$87,831,691

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,253,786
Aggregate gross unrealized depreciation	(27,747,489)

Net unrealized appreciation	$99,506,297

Federal income tax cost of investments	$347,921,821

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Auto Components (3.0%)
American Axle & Manufacturing Holdings, Inc.*	20,188	$275,566
Autoliv, Inc.	27,136	1,876,183
Cooper Tire & Rubber Co.	2,544	65,279
Dana Holding Corp.	39,998	713,164
Dorman Products, Inc.	24,000	893,040
Drew Industries, Inc.	22,425	814,252
Exide Technologies, Inc.*	23,554	63,596
Federal-Mogul Corp.*	5,387	32,484
Fuel Systems Solutions, Inc.*	3,427	56,443
Gentex Corp.	67,500	1,350,675
Gentherm, Inc.*	305,000	4,995,900
Icahn Enterprises LP	179,761	9,798,772
Modine Manufacturing Co.*	13,976	127,182
Shiloh Industries, Inc.	1,595	17,178
Spartan Motors, Inc.	10,326	54,831
Standard Motor Products, Inc.	6,059	167,955
Stoneridge, Inc.*	8,258	63,009
Superior Industries International, Inc.	6,883	128,574

		21,494,083

Automobiles (0.5%)
Thor Industries, Inc.	66,100	2,431,819
Winnebago Industries, Inc.*	41,642	859,491

		3,291,310

Distributors (0.0%)
Core-Mark Holding Co., Inc.	2,877	147,619
VOXX International Corp.*	5,259	56,324
Weyco Group, Inc.	1,722	42,206

		246,149

Diversified Consumer Services (1.0%)
Ascent Capital Group, Inc., Class A*	40,238	2,995,317
Bright Horizons Family Solutions, Inc.*	1,243	42,001
Career Education Corp.*	15,141	35,884
Carriage Services, Inc.	4,861	103,296
Corinthian Colleges, Inc.*	24,062	50,530
Education Management Corp.*	7,377	27,073
Hillenbrand, Inc.	42,000	1,061,760
LifeLock, Inc.*	292	2,812
Lincoln Educational Services Corp.	7,323	42,913
Mac-Gray Corp.	2,861	36,621
Matthews International Corp., Class A	4,467	155,854
National American University Holdings, Inc.	1,491	5,815
Regis Corp.	99,815	1,815,635
Sotheby’s, Inc.	13,263	496,169
Stewart Enterprises, Inc., Class A	22,762	211,459
Universal Technical Institute, Inc.	2,278	28,771

		7,111,910

Hotels, Restaurants & Leisure (2.0%)
Ameristar Casinos, Inc.	1,211	31,765
Apollo Global Management LLC, Class A	36,000	779,040
Biglari Holdings, Inc.*	322	120,167
Bloomin’ Brands, Inc.*	1,397	24,964
Bluegreen Corp.*	4,552	44,792
Bob Evans Farms, Inc.	7,643	325,745
Boyd Gaming Corp.*	15,627	129,235
Bravo Brio Restaurant Group, Inc.*	265,000	4,194,950
Caesars Entertainment Corp.*	1,305	20,697
Carrols Restaurant Group, Inc.*	1,483	7,697
Churchill Downs, Inc.	2,605	182,454
Chuy’s Holdings, Inc.*	550	17,919
Del Frisco’s Restaurant Group, Inc.*	300	4,980
Denny’s Corp.*	6,132	35,382
Einstein Noah Restaurant Group, Inc.	211	3,129
Fiesta Restaurant Group, Inc.*	430	11,425
Frisch’s Restaurants, Inc.	913	16,379
International Speedway Corp., Class A	8,319	271,865
Isle of Capri Casinos, Inc.*	6,415	40,350
Jack in the Box, Inc.*	2,556	88,412
Krispy Kreme Doughnuts, Inc.*	18,093	261,263
Life Time Fitness, Inc.*	960	41,069
Luby’s, Inc.*	6,385	47,760
Marcus Corp.	5,453	68,108
Marriott Vacations Worldwide Corp.*	8,105	347,786
Monarch Casino & Resort, Inc.*	2,548	24,792
Morgans Hotel Group Co.*	3,640	21,549
Orient-Express Hotels Ltd., Class A*	29,114	287,064
Pinnacle Entertainment, Inc.*	16,574	242,312
Red Lion Hotels Corp.*	4,104	29,179
Red Robin Gourmet Burgers, Inc.*	2,469	112,586
Ruby Tuesday, Inc.*	19,220	141,651
Scientific Games Corp., Class A*	13,427	117,486
Sonic Corp.*	3,165	40,765
Speedway Motorsports, Inc.	3,484	62,677
Vail Resorts, Inc.	7,064	440,229
Wendy’s Co.	976,200	5,535,054
WMS Industries, Inc.*	16,679	420,478

		14,593,155

Household Durables (3.2%)
American Greetings Corp., Class A	9,037	145,496
Bassett Furniture Industries, Inc.	3,435	54,823
Beazer Homes USA, Inc.*	7,510	118,958
Brookfield Residential Properties, Inc.*	234,600	5,710,164
Cavco Industries, Inc.*	228	10,846
CSS Industries, Inc.	2,865	74,404
Ethan Allen Interiors, Inc.	1,036	34,105
Flexsteel Industries, Inc.	1,349	33,374
Harman International Industries, Inc.	16,500	736,395
Helen of Troy Ltd.*	9,557	366,606
Hooker Furniture Corp.	40,268	641,872
Hovnanian Enterprises, Inc., Class A*	31,702	182,920
Jarden Corp.*	227,850	9,763,372
KB Home	23,769	517,451
La-Z-Boy, Inc.	98,995	1,868,036
Lifetime Brands, Inc.	2,930	33,431
M.D.C. Holdings, Inc.	28,287	1,036,719
M/I Homes, Inc.*	46,377	1,133,918
Meritage Homes Corp.*	7,031	329,473
NACCO Industries, Inc., Class A	1,672	89,218
Ryland Group, Inc.	5,921	246,432
Standard Pacific Corp.*	35,159	303,774
TRI Pointe Homes, Inc.*	4,126	83,139
Universal Electronics, Inc.*	4,500	104,625

		23,619,551

Internet & Catalog Retail (0.4%)
1-800-FLOWERS.COM, Inc., Class A*	7,358	36,569
Expedia, Inc.	12,400	744,124
Kayak Software Corp.*	285	11,389
Liberty Ventures*	21,800	1,647,644
Shutterfly, Inc.*	8,125	358,881

		2,798,607

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Equipment & Products (0.2%)
Black Diamond, Inc.*	6,212	$56,591
Brunswick Corp.	39,100	1,338,002
Callaway Golf Co.	19,360	128,163
JAKKS Pacific, Inc.	6,258	65,647
Johnson Outdoors, Inc., Class A*	1,738	41,434
Marine Products Corp.	1,567	11,533
Steinway Musical Instruments, Inc.*	2,016	48,424

		1,689,794

Media (1.9%)
Beasley Broadcasting Group, Inc., Class A	1,277	7,534
Belo Corp., Class A	18,100	177,923
Carmike Cinemas, Inc.*	3,641	65,975
Central European Media Enterprises Ltd., Class A*	10,964	46,268
Crown Media Holdings, Inc., Class A*	8,309	17,034
Cumulus Media, Inc., Class A*	18,385	61,958
Daily Journal Corp.*	275	30,525
Digital Generation, Inc.*	8,468	54,449
DreamWorks Animation SKG, Inc., Class A*	284,800	5,399,808
Entercom Communications Corp., Class A*	7,219	53,709
Entravision Communications Corp., Class A	15,300	48,807
EW Scripps Co., Class A*	8,948	107,644
Fisher Communications, Inc.	2,691	105,595
Global Sources Ltd.*	4,965	37,535
Harte-Hanks, Inc.	13,544	105,508
Journal Communications, Inc., Class A*	12,009	80,701
LIN TV Corp., Class A*	9,266	101,833
Live Nation Entertainment, Inc.*	327,719	4,053,884
Martha Stewart Living Omnimedia, Inc., Class A*	7,504	19,811
McClatchy Co., Class A*	17,237	49,987
MDC Partners, Inc., Class A	4,984	80,591
Meredith Corp.	11,011	421,281
National CineMedia, Inc.	11,239	177,351
New York Times Co., Class A*	41,108	402,858
Nexstar Broadcasting Group, Inc., Class A	2,615	47,070
Outdoor Channel Holdings, Inc.	3,170	28,276
Promotora de Informaciones S.A. (Prisa) (ADR)*	35,017	38,519
Promotora de Informaciones S.A. (Prisa) (ADR), Class B*	200,100	246,123
Reading International, Inc., Class A*	4,748	26,589
Rentrak Corp.*	1,187	26,090
Saga Communications, Inc., Class A	1,415	65,458
Salem Communications Corp., Class A	3,274	25,963
Scholastic Corp.	7,787	207,524
Shutterstock, Inc.*	1,520	68,370
Sinclair Broadcast Group, Inc., Class A	13,928	281,903
Starz - Liberty Capital*	36,900	817,335
Valassis Communications, Inc.	4,705	140,538
World Wrestling Entertainment, Inc., Class A	345	3,043

		13,731,370

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	3,850	50,050
Fred’s, Inc., Class A	11,139	152,381
Saks, Inc.*	31,383	359,963
Tuesday Morning Corp.*	12,888	100,011

		662,405

Specialty Retail (4.0%)
Asbury Automotive Group, Inc.*	950	34,855
Barnes & Noble, Inc.*	7,804	128,376
bebe stores, Inc.	9,637	40,186
Big 5 Sporting Goods Corp.	5,166	80,641
Brown Shoe Co., Inc.	89,899	1,438,384
Cabela’s, Inc.*	1,343	81,628
Cato Corp., Class A	35,200	849,728
Children’s Place Retail Stores, Inc.*	4,561	204,424
Citi Trends, Inc.*	4,092	41,861
Conn’s, Inc.*	184,589	6,626,745
Destination Maternity Corp.	2,321	54,311
Destination XL Group, Inc.*	12,512	63,686
Finish Line, Inc., Class A	9,601	188,084
Five Below, Inc.*	1,639	62,102
GameStop Corp., Class A	47,000	1,314,590
Group 1 Automotive, Inc.	44,403	2,667,288
Haverty Furniture Cos., Inc.	5,818	119,618
hhgregg, Inc.*	4,051	44,764
Jos. A. Bank Clothiers, Inc.*	20,585	821,341
Kirkland’s, Inc.*	4,139	47,433
Lithia Motors, Inc., Class A	6,557	311,326
MarineMax, Inc.*	6,156	83,660
Men’s Wearhouse, Inc.	62,140	2,076,719
New York & Co., Inc.*	3,242	13,260
Office Depot, Inc.*	85,769	337,072
OfficeMax, Inc.	26,306	305,413
Orchard Supply Hardware Stores Corp., Class A*	586	2,321
Penske Automotive Group, Inc.	54,273	1,810,547
PEP Boys-Manny, Moe & Jack*	52,729	621,675
Perfumania Holdings, Inc.*	1,568	9,032
Pier 1 Imports, Inc.	35,000	805,000
RadioShack Corp.	30,399	102,141
Rent-A-Center, Inc.	17,891	660,894
Restoration Hardware Holdings, Inc.*	1,287	45,045
Shoe Carnival, Inc.	4,250	86,870
Sonic Automotive, Inc., Class A	252,835	5,602,824
Stage Stores, Inc.	9,339	241,693
Stein Mart, Inc.	8,214	68,833
Systemax, Inc.	3,186	31,541
West Marine, Inc.*	54,727	625,530
Wet Seal, Inc., Class A*	26,862	81,123

		28,832,564

Textiles, Apparel & Luxury Goods (0.7%)
Cherokee, Inc.	138	1,891
Columbia Sportswear Co.	3,694	213,809
Culp, Inc.	2,683	42,687
Delta Apparel, Inc.*	1,950	32,116
Fifth & Pacific Cos., Inc.*	34,086	643,544
G-III Apparel Group Ltd.*	4,401	176,524
Iconix Brand Group, Inc.*	19,550	505,758
Jones Group, Inc.	24,692	314,082
K-Swiss, Inc., Class A*	8,198	38,859
Maidenform Brands, Inc.*	43,549	763,414
Movado Group, Inc.	56,810	1,904,271
Perry Ellis International, Inc.	3,598	65,448
Quiksilver, Inc.*	39,761	241,349
R.G. Barry Corp.	205	2,745
Skechers U.S.A., Inc., Class A*	11,435	241,850

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Unifi, Inc.*	4,372	$83,505

		5,271,852

Total Consumer Discretionary		123,342,750

Consumer Staples (2.0%)
Beverages (0.0%)
Central European Distribution Corp.*	18,971	6,355
Craft Brew Alliance, Inc.*	1,672	12,440

		18,795

Food & Staples Retailing (0.3%)
Andersons, Inc.	5,579	298,588
Arden Group, Inc., Class A	35	3,538
Harris Teeter Supermarkets, Inc.	11,462	489,542
Ingles Markets, Inc., Class A	3,661	78,638
Nash Finch Co.	3,594	70,371
Natural Grocers by Vitamin Cottage, Inc.*	1,198	27,015
Pantry, Inc.*	6,381	79,571
Rite Aid Corp.*	181,613	345,065
Spartan Stores, Inc.	6,466	113,478
SUPERVALU, Inc.	15,485	78,044
Susser Holdings Corp.*	1,988	101,607
Village Super Market, Inc., Class A	2,612	87,998
Weis Markets, Inc.	3,433	139,723

		1,913,178

Food Products (1.0%)
Alico, Inc.	518	23,957
Annie’s, Inc.*	484	18,518
Boulder Brands, Inc.*	17,908	160,814
Cal-Maine Foods, Inc.	628	26,728
Chiquita Brands International, Inc.*	13,607	105,590
Darling International, Inc.*	324,751	5,832,528
Diamond Foods, Inc.*	6,499	109,573
Dole Food Co., Inc.*	10,820	117,938
Farmer Bros Co.*	1,781	26,181
Fresh Del Monte Produce, Inc.	11,526	310,971
Griffin Land & Nurseries, Inc.	762	22,898
John B. Sanfilippo & Son, Inc.	2,491	49,770
Omega Protein Corp.*	5,901	63,436
Pilgrim’s Pride Corp.*	3,721	34,196
Post Holdings, Inc.*	2,362	101,401
Seaboard Corp.	93	260,399
Seneca Foods Corp., Class A*	2,478	81,824
Snyders-Lance, Inc.	1,550	39,153
Tootsie Roll Industries, Inc.	318	9,519
TreeHouse Foods, Inc.*	3,546	231,022

		7,626,416

Household Products (0.0%)
Central Garden & Pet Co., Class A*	9,989	82,110
Harbinger Group, Inc.*	12,566	103,795
Oil-Dri Corp. of America	1,565	42,615
Orchids Paper Products Co.	879	20,507
Spectrum Brands Holdings, Inc.	1,186	67,116

		316,143

Personal Products (0.6%)
Elizabeth Arden, Inc.*	1,113	44,798
Inter Parfums, Inc.	151,386	3,698,360
Nature’s Sunshine Products, Inc.	1,374	20,940
Nutraceutical International Corp.	2,669	46,307
Prestige Brands Holdings, Inc.*	5,197	133,511
Revlon, Inc., Class A*	3,409	76,225

		4,020,141

Tobacco (0.1%)
Alliance One International, Inc.*	25,850	100,557
Universal Corp.	6,996	392,056
Vector Group Ltd.	4,120	66,414

		559,027

Total Consumer Staples		14,453,700

Energy (7.7%)
Energy Equipment & Services (6.4%)
Atwood Oceanics, Inc.*	32,500	1,707,550
Basic Energy Services, Inc.*	9,385	128,293
Bolt Technology Corp.	2,429	42,410
Bristow Group, Inc.	50,915	3,357,335
C&J Energy Services, Inc.*	9,345	214,001
Cal Dive International, Inc.*	28,539	51,370
Dawson Geophysical Co.*	2,371	71,130
Exterran Holdings, Inc.*	19,571	528,417
Forbes Energy Services Ltd.*	3,827	14,083
Gulf Island Fabrication, Inc.	4,291	90,368
Gulfmark Offshore, Inc., Class A	6,311	245,877
Heckmann Corp.*	38,971	167,186
Helix Energy Solutions Group, Inc.*	99,902	2,285,758
Hercules Offshore, Inc.*	47,847	355,025
Hornbeck Offshore Services, Inc.*	145,668	6,767,735
ION Geophysical Corp.*	420,000	2,860,200
Key Energy Services, Inc.*	45,505	367,680
Matrix Service Co.*	296,328	4,415,287
Mitcham Industries, Inc.*	276,450	4,677,534
Natural Gas Services Group, Inc.*	98,698	1,900,923
Newpark Resources, Inc.*	27,118	251,655
North American Energy Partners, Inc.*	720,000	3,268,800
Oil States International, Inc.*	20,800	1,696,656
Parker Drilling Co.*	435,581	1,864,287
PHI, Inc. (Non-Voting)*	3,581	122,506
Pioneer Energy Services Corp.*	14,923	123,115
Rowan Cos., plc, Class A*	50,000	1,768,000
Tesco Corp.*	9,236	123,670
TETRA Technologies, Inc.*	23,380	239,879
Tidewater, Inc.	100,200	5,060,100
Unit Corp.*	27,000	1,229,850
Vantage Drilling Co.*	58,332	102,081
Willbros Group, Inc.*	8,956	87,948

		46,186,709

Oil, Gas & Consumable Fuels (1.3%)
Adams Resources & Energy, Inc.	660	33,660
Alon USA Energy, Inc.	629	11,982
Amyris, Inc.*	9,429	29,041
Arch Coal, Inc.	64,033	347,699
Bill Barrett Corp.*	14,587	295,679
Bonanza Creek Energy, Inc.*	2,640	102,089
BPZ Resources, Inc.*	22,597	51,295
Callon Petroleum Co.*	12,331	45,625
Carrizo Oil & Gas, Inc.*	1,621	41,773
Clayton Williams Energy, Inc.*	1,611	70,449
Cloud Peak Energy, Inc.*	18,486	347,167
Comstock Resources, Inc.*	14,538	236,243
Contango Oil & Gas Co.	280	11,225
Crimson Exploration, Inc.*	6,348	18,155
Crosstex Energy, Inc.	1,146	22,072
CVR Energy, Inc.	1,729	89,251
Delek U.S. Holdings, Inc.	5,306	209,375
Diamondback Energy, Inc.*	2,183	58,592
Emerald Oil, Inc.*	4,501	31,687
Endeavour International Corp.*	859	2,534
Energen Corp.	19,500	1,014,195
Energy XXI Bermuda Ltd.	6,470	176,113

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
EPL Oil & Gas, Inc.*	8,394	$225,043
Forest Oil Corp.*	35,515	186,809
Frontline Ltd.*	15,008	35,119
GasLog Ltd.	4,592	59,053
Gastar Exploration Ltd.*	18,130	31,909
Gevo, Inc.*	645	1,445
Green Plains Renewable Energy, Inc.*	7,515	85,972
Gulfport Energy Corp.*	15,346	703,307
Halcon Resources Corp.*	4,359	33,957
Hallador Energy Co.	1,794	12,379
Harvest Natural Resources, Inc.*	11,187	39,266
Knightsbridge Tankers Ltd.	7,587	62,213
Magnum Hunter Resources Corp.*	28,763	115,340
Matador Resources Co.*	351	3,110
McMoRan Exploration Co.*	30,689	501,765
Midstates Petroleum Co., Inc.*	3,856	32,969
Miller Energy Resources, Inc.*	9,651	35,805
Nordic American Tankers Ltd.	16,117	186,151
PDC Energy, Inc.*	9,049	448,559
Penn Virginia Corp.	16,429	66,373
PetroQuest Energy, Inc.*	17,108	75,960
Quicksilver Resources, Inc.*	34,609	77,870
Renewable Energy Group, Inc.*	1,538	11,827
Resolute Energy Corp.*	14,414	165,905
REX American Resources Corp.*	1,408	31,145
Rex Energy Corp.*	13,034	214,800
Scorpio Tankers, Inc.*	32,697	291,657
SemGroup Corp., Class A*	12,728	658,292
Ship Finance International Ltd.	15,022	264,988
Stone Energy Corp.*	14,867	323,357
Swift Energy Co.*	12,875	190,679
Synergy Resources Corp.*	11,704	80,289
Teekay Corp.	3,000	107,880
Teekay Tankers Ltd., Class A	19,748	56,282
Triangle Petroleum Corp.*	13,393	88,394
Uranium Energy Corp.*	14,089	30,996
W&T Offshore, Inc.	9,654	137,087
Warren Resources, Inc.*	17,180	55,148
Western Refining, Inc.	7,232	256,085
Westmoreland Coal Co.*	3,094	35,148
WPX Energy, Inc.*	29,200	467,784
ZaZa Energy Corp.*	4,079	7,383

		9,741,401

Total Energy		55,928,110

Financials (23.0%)
Capital Markets (2.5%)
Apollo Investment Corp.	61,843	517,007
Arlington Asset Investment Corp., Class A	4,313	111,319
Artio Global Investors, Inc.	9,549	25,973
BlackRock Kelso Capital Corp.	22,069	220,690
Calamos Asset Management, Inc., Class A	5,505	64,794
Capital Southwest Corp.	891	102,465
CIFC Corp.*	2,057	16,929
Cowen Group, Inc., Class A*	26,016	73,365
Duff & Phelps Corp., Class A	6,893	106,910
Dundee Corp., Class A*	166,200	5,705,646
Evercore Partners, Inc., Class A	7,898	328,557
FBR & Co.*	2,723	51,546
Fidus Investment Corp.	3,843	73,593
Fifth Street Finance Corp.	32,056	353,257
FXCM, Inc., Class A	7,068	96,690
GFI Group, Inc.	20,970	70,040
Gladstone Capital Corp.	6,644	61,125
Gladstone Investment Corp.	7,538	55,103
Golub Capital BDC, Inc.	5,340	88,163
GSV Capital Corp.*	5,657	46,727
Harris & Harris Group, Inc.*	8,818	31,745
Hercules Technology Growth Capital, Inc.	18,360	224,910
HFF, Inc., Class A	1,562	31,131
Horizon Technology Finance Corp.	2,277	33,267
ICG Group, Inc.*	10,477	130,753
INTL FCStone, Inc.*	4,139	72,060
Investment Technology Group, Inc.*	11,600	128,064
JMP Group, Inc.	4,771	32,968
KCAP Financial, Inc.	7,661	82,509
Knight Capital Group, Inc., Class A*	54,775	203,763
Main Street Capital Corp.	8,421	270,230
Manning & Napier, Inc.	4,252	70,328
MCG Capital Corp.	22,352	106,843
Medallion Financial Corp.	5,576	73,715
Medley Capital Corp.	8,716	138,149
MVC Capital, Inc.	7,182	92,145
New Mountain Finance Corp.	7,176	104,913
NGP Capital Resources Co.	6,765	48,099
OFS Capital Corp.	1,285	17,990
Oppenheimer Holdings, Inc., Class A	3,096	60,279
PennantPark Investment Corp.	20,083	226,737
Piper Jaffray Cos., Inc.*	4,590	157,437
Prospect Capital Corp.	60,754	662,826
Pzena Investment Management, Inc., Class A	1,067	6,936
Safeguard Scientifics, Inc.*	6,154	97,233
Solar Capital Ltd.	13,676	321,249
Solar Senior Capital Ltd.	3,115	59,808
Stellus Capital Investment Corp.	1,999	29,625
Stifel Financial Corp.*	10,538	365,352
SWS Group, Inc.*	8,624	52,175
TCP Capital Corp.	1,838	29,334
THL Credit, Inc.	4,472	66,991
TICC Capital Corp.	15,655	155,611
Triangle Capital Corp.	8,471	237,103
Value Partners Group Ltd.	4,452,000	2,884,820
Virtus Investment Partners, Inc.*	881	164,113
Walter Investment Management Corp.*	10,826	403,269
WhiteHorse Finance, Inc.	1,402	22,194
WisdomTree Investments, Inc.*	176,000	1,830,400

		17,896,973

Commercial Banks (4.9%)
1st Source Corp.	4,482	106,223
1st United Bancorp, Inc./Florida	9,115	58,883
Access National Corp.	2,260	37,064
American National Bankshares, Inc.	2,430	52,391
Ameris Bancorp*	7,154	102,660
Ames National Corp.	2,541	53,005
Arrow Financial Corp.	2,937	72,368
BancFirst Corp.	1,963	81,857
Banco Latinoamericano de Comercio Exterior S.A., Class E	8,617	213,185
Bancorp, Inc./Delaware*	9,622	133,265
BancorpSouth, Inc.	28,582	465,887
Bank of Kentucky Financial Corp.	1,811	49,676
Bank of Marin Bancorp/California	1,588	63,663
Bank of the Ozarks, Inc.	2,466	109,367
Banner Corp.	5,859	186,492
Bar Harbor Bankshares	1,093	39,949

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
BBCN Bancorp, Inc.	23,546	$307,511
Berkshire Bancorp, Inc./New York	1,323	11,047
BOK Financial Corp.	13,200	822,360
Boston Private Financial Holdings, Inc.	23,423	231,419
Bridge Bancorp, Inc.	2,686	57,776
Bridge Capital Holdings*	2,015	30,709
Bryn Mawr Bank Corp.	3,479	80,991
BSB Bancorp, Inc./Massachusetts*	2,171	29,982
C&F Financial Corp.	933	38,206
Camden National Corp.	2,371	78,433
Capital Bank Financial Corp., Class A*	2,932	50,313
Capital City Bank Group, Inc.*	3,356	41,447
Cardinal Financial Corp.	8,813	160,220
Cascade Bancorp*	1,868	12,628
Cathay General Bancorp	203,812	4,100,697
Center Bancorp, Inc.	3,429	42,622
Centerstate Banks, Inc.	8,994	77,169
Central Pacific Financial Corp.*	6,422	100,825
Century Bancorp, Inc./Massachusetts, Class A	912	30,926
Chemical Financial Corp.	38,409	1,013,229
Citizens & Northern Corp.	3,753	73,183
Citizens Republic Bancorp, Inc.*	12,160	274,208
City Holding Co.	4,595	182,835
CNB Financial Corp./Pennsylvania	3,882	66,188
CoBiz Financial, Inc.	10,020	80,962
Columbia Banking System, Inc.	12,212	268,420
Community Bank System, Inc.	12,040	356,745
Community Trust Bancorp, Inc.	4,322	147,078
ConnectOne Bancorp, Inc.*	339	10,594
Crescent Financial Bancshares, Inc.*	755	2,975
CVB Financial Corp.	26,852	302,622
Eagle Bancorp, Inc.*	5,438	119,038
East West Bancorp, Inc.	175,000	4,492,250
Enterprise Bancorp, Inc./Massachusetts	1,806	30,612
Enterprise Financial Services Corp.	5,291	75,873
F.N.B. Corp./Pennsylvania	42,544	514,782
Farmers National Banc Corp.	5,773	36,428
Fidelity Southern Corp.*	2,873	33,039
Financial Institutions, Inc.	4,164	83,113
First Bancorp, Inc./Maine	2,757	49,654
First Bancorp/North Carolina	5,024	67,774
First BanCorp/Puerto Rico*	21,003	130,849
First Busey Corp.	21,807	99,658
First California Financial Group, Inc.*	6,781	57,774
First Commonwealth Financial Corp.	30,188	225,202
First Community Bancshares, Inc./Virginia	5,390	85,432
First Connecticut Bancorp, Inc./Connecticut	5,299	78,054
First Financial Bancorp	18,220	292,431
First Financial Bankshares, Inc.	9,611	467,095
First Financial Corp./Indiana	3,396	106,940
First Interstate Bancsystem, Inc.	5,058	95,141
First Merchants Corp.	8,522	131,835
First Midwest Bancorp, Inc./Illinois	22,536	299,278
First of Long Island Corp.	2,339	69,351
FirstMerit Corp.	33,381	551,788
FNB United Corp.*	746	7,281
German American Bancorp, Inc.	3,891	89,532
Glacier Bancorp, Inc.	21,864	414,979
Great Southern Bancorp, Inc.	3,160	77,072
Guaranty Bancorp*	23,485	49,319
Hancock Holding Co.	23,116	714,747
Hanmi Financial Corp.*	9,397	150,352
Heartland Financial USA, Inc.	4,450	112,452
Heritage Commerce Corp.*	6,476	43,583
Heritage Financial Corp./Washington	4,455	64,598
Heritage Oaks Bancorp*	5,734	32,684
Home BancShares, Inc./Arkansas	6,700	252,389
HomeTrust Bancshares, Inc.*	6,287	99,335
Horizon Bancorp/Indiana	1,759	35,549
Hudson Valley Holding Corp.	4,600	68,586
IBERIABANK Corp.	8,935	446,929
Independent Bank Corp./Massachusetts	6,687	217,929
International Bancshares Corp.	16,299	339,019
Investors Bancorp, Inc.	11,113	208,702
Lakeland Bancorp, Inc.	8,450	83,233
Lakeland Financial Corp.	4,957	132,302
MainSource Financial Group, Inc.	5,968	83,791
MB Financial, Inc.	16,526	399,433
Mercantile Bank Corp.	2,515	42,026
Merchants Bancshares, Inc.	1,529	46,076
Metro Bancorp, Inc.*	4,299	71,105
MetroCorp Bancshares, Inc.*	4,704	47,463
Middleburg Financial Corp.	1,444	28,028
MidSouth Bancorp, Inc.	2,589	42,097
MidWestOne Financial Group, Inc.	1,994	47,477
National Bank Holdings Corp., Class A	2,210	40,443
National Bankshares, Inc./Virginia	2,145	74,925
National Penn Bancshares, Inc.	37,360	399,378
NBT Bancorp, Inc.	13,262	293,753
Northrim BanCorp, Inc.	1,988	44,670
Old National Bancorp/Indiana	30,799	423,486
OmniAmerican Bancorp, Inc.*	3,302	83,475
Oriental Financial Group, Inc.	61,632	955,912
Pacific Continental Corp.	5,448	60,854
Pacific Mercantile Bancorp*	3,279	19,182
PacWest Bancorp	9,237	268,889
Park National Corp.	3,497	244,056
Park Sterling Corp.*	12,924	72,891
Peapack-Gladstone Financial Corp.	2,290	34,144
Penns Woods Bancorp, Inc.	1,074	44,002
Peoples Bancorp, Inc./Ohio	14,633	327,633
Pinnacle Financial Partners, Inc.*	10,470	244,579
Preferred Bank/California*	3,679	58,055
PrivateBancorp, Inc.	19,305	365,058
Prosperity Bancshares, Inc.	14,427	683,696
Renasant Corp.	7,608	170,267
Republic Bancorp, Inc./Kentucky, Class A	2,937	66,494
S&T Bancorp, Inc.	8,791	162,985
Sandy Spring Bancorp, Inc.	7,286	146,449
SCBT Financial Corp.	5,071	255,578
Seacoast Banking Corp. of Florida*	22,938	47,940
Sierra Bancorp	3,648	47,971
Simmons First National Corp., Class A	5,204	131,765
Southside Bancshares, Inc.	5,178	108,790
Southwest Bancorp, Inc./Oklahoma*	5,945	74,669
State Bank Financial Corp.	9,499	155,499
StellarOne Corp.	6,970	112,566
Sterling Bancorp/New York	9,549	97,018
Sterling Financial Corp./Washington	8,083	175,320
Suffolk Bancorp*	2,937	41,823
Sun Bancorp, Inc./New Jersey*	11,815	40,289

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Susquehanna Bancshares, Inc.	56,833	$706,434
SY Bancorp, Inc.	3,694	83,115
Taylor Capital Group, Inc.*	4,892	78,223
Texas Capital Bancshares, Inc.*	1,603	64,841
Tompkins Financial Corp.	3,179	134,408
TowneBank/Virginia	8,055	120,583
Trico Bancshares	4,829	82,576
Trustmark Corp.	20,222	505,752
UMB Financial Corp.	9,812	481,475
Umpqua Holdings Corp.	33,812	448,347
Union First Market Bankshares Corp.	6,123	119,766
United Bankshares, Inc./West Virginia	12,961	344,892
United Community Banks, Inc./Georgia*	12,694	143,950
Univest Corp. of Pennsylvania	5,171	90,079
Virginia Commerce Bancorp, Inc.*	8,068	113,355
Washington Banking Co.	4,817	67,149
Washington Trust Bancorp, Inc.	4,364	119,486
Webster Financial Corp.	21,753	527,728
WesBanco, Inc.	7,369	176,488
West Bancorp, Inc.	4,792	53,191
West Coast Bancorp/Oregon	5,949	144,442
Westamerica Bancorp	3,813	172,843
Western Alliance Bancorp*	22,126	306,224
Wilshire Bancorp, Inc.*	18,604	126,135
Wintrust Financial Corp.	10,979	406,662

		35,744,362

Consumer Finance (0.5%)
Asset Acceptance Capital Corp.*	4,994	33,659
Asta Funding, Inc.	2,325	22,320
Cash America International, Inc.	5,220	273,893
DFC Global Corp.*	2,851	47,441
Encore Capital Group, Inc.*	1,325	39,882
EZCORP, Inc., Class A*	154,479	3,290,403
First Marblehead Corp.*	18,704	18,891
Nelnet, Inc., Class A	7,227	244,273
Nicholas Financial, Inc.	3,064	45,041

		4,015,803

Diversified Financial Services (2.3%)
California First National Bancorp	727	12,570
CBOE Holdings, Inc.	18,000	664,920
Gain Capital Holdings, Inc.	4,693	20,931
Marlin Business Services Corp.	2,469	57,256
MicroFinancial, Inc.	1,643	13,850
NewStar Financial, Inc.*	7,899	104,504
Onex Corp.	148,900	7,092,107
PHH Corp.*	17,063	374,703
PICO Holdings, Inc.*	6,781	150,538
Resource America, Inc., Class A	3,553	35,388
Texas Pacific Land Trust	118,500	8,351,880

		16,878,647

Insurance (4.0%)
Alterra Capital Holdings Ltd.	25,942	817,173
American Equity Investment Life Holding Co.	18,870	280,974
American Safety Insurance Holdings Ltd.*	2,337	58,331
AMERISAFE, Inc.	5,481	194,795
Amtrust Financial Services, Inc.	89,254	3,092,651
Argo Group International Holdings Ltd.	7,757	320,985
Arthur J. Gallagher & Co.	18,500	764,235
Aspen Insurance Holdings Ltd.	37,500	1,446,750
Assurant, Inc.	4,000	180,040
Baldwin & Lyons, Inc., Class B	2,781	66,160
Citizens, Inc./Texas*	11,681	98,004
CNO Financial Group, Inc.	60,888	697,168
Crawford & Co., Class B	8,117	61,608
Donegal Group, Inc., Class A	2,142	32,708
Eastern Insurance Holdings, Inc.	1,949	36,563
EMC Insurance Group, Inc.	1,239	32,623
Employers Holdings, Inc.	7,661	179,650
Enstar Group Ltd.*	2,541	315,821
FBL Financial Group, Inc., Class A	2,841	110,401
First American Financial Corp.	29,231	747,437
Fortegra Financial Corp.*	1,954	17,117
Global Indemnity plc*	3,001	69,623
Greenlight Capital Reinsurance Ltd., Class A*	125,072	3,058,010
Hallmark Financial Services*	3,844	34,596
Hanover Insurance Group, Inc.	34,600	1,718,928
HCC Insurance Holdings, Inc.	14,700	617,841
Health Insurance Innovations, Inc., Class A*	1,102	16,629
Hilltop Holdings, Inc.*	12,061	162,703
Homeowners Choice, Inc.	1,949	53,110
Horace Mann Educators Corp.	12,035	250,930
Independence Holding Co.	2,379	24,218
Infinity Property & Casualty Corp.	3,520	197,824
Investors Title Co.	356	24,589
Kansas City Life Insurance Co.	1,304	51,025
Maiden Holdings Ltd.	15,452	163,637
Meadowbrook Insurance Group, Inc.	14,175	99,934
Montpelier Reinsurance Holdings Ltd.	63,962	1,666,210
National Financial Partners Corp.*	12,371	277,481
National Interstate Corp.	1,857	55,673
National Western Life Insurance Co., Class A	638	112,288
Navigators Group, Inc.*	1,703	100,051
Old Republic International Corp.	113,000	1,436,230
OneBeacon Insurance Group Ltd., Class A	6,869	92,869
Phoenix Cos., Inc.*	1,688	51,940
Platinum Underwriters Holdings Ltd.	9,928	554,082
Primerica, Inc.	13,442	440,629
Protective Life Corp.	91,000	3,257,800
RLI Corp.	9,802	704,274
Safety Insurance Group, Inc.	3,880	190,702
Selective Insurance Group, Inc.	16,626	399,190
StanCorp Financial Group, Inc.	36,700	1,569,292
State Auto Financial Corp.	3,830	66,719
Stewart Information Services Corp.	5,977	152,234
Symetra Financial Corp.	23,494	315,055
Tower Group International Ltd.	5,458	100,700
United Fire Group, Inc.	6,055	154,221
Universal Insurance Holdings, Inc.	5,661	27,456
Validus Holdings Ltd.	35,000	1,307,950

		29,127,837

Real Estate Investment Trusts (REITs) (6.1%)
AG Mortgage Investment Trust, Inc. (REIT)	8,429	214,687
Agree Realty Corp. (REIT)	4,278	128,768
Alexander’s, Inc. (REIT)	500	164,845
American Assets Trust, Inc. (REIT) .	10,670	341,547
American Capital Mortgage Investment Corp. (REIT)	19,030	491,925
AmREIT, Inc. (REIT), Class B	955	18,584
Anworth Mortgage Asset Corp. (REIT)	45,217	286,224

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,130	$178,187
Apollo Residential Mortgage, Inc. (REIT)	8,516	189,822
Ares Commercial Real Estate Corp. (REIT)	2,239	37,884
ARMOUR Residential REIT, Inc. (REIT)	114,300	746,379
Ashford Hospitality Trust, Inc. (REIT)	16,758	207,129
Associated Estates Realty Corp. (REIT)	9,176	171,041
Campus Crest Communities, Inc. (REIT)	19,134	265,963
CapLease, Inc. (REIT)	22,660	144,344
Capstead Mortgage Corp. (REIT)	32,331	414,483
Cedar Realty Trust, Inc. (REIT)	19,310	117,984
Chatham Lodging Trust (REIT)	5,324	93,756
Chesapeake Lodging Trust (REIT)	14,848	340,613
Colonial Properties Trust (REIT)	27,059	611,804
Colony Financial, Inc. (REIT)	19,754	438,539
Coresite Realty Corp. (REIT)	3,155	110,362
Cousins Properties, Inc. (REIT)	28,440	304,024
CreXus Investment Corp. (REIT)	22,385	291,453
CubeSmart (REIT)	40,667	642,539
CyrusOne, Inc. (REIT)	4,457	101,798
CYS Investments, Inc. (REIT)	54,522	640,088
DCT Industrial Trust, Inc. (REIT)	83,410	617,234
DiamondRock Hospitality Co. (REIT)	57,953	539,542
DuPont Fabros Technology, Inc. (REIT)	10,109	245,345
Dynex Capital, Inc. (REIT)	18,182	194,184
EastGroup Properties, Inc. (REIT)	894	52,031
Education Realty Trust, Inc. (REIT)	35,361	372,351
EPR Properties (REIT)	14,785	769,559
Equity Lifestyle Properties, Inc. (REIT)	80,000	6,144,000
Equity One, Inc. (REIT)	17,851	427,888
Excel Trust, Inc. (REIT)	13,669	186,582
FelCor Lodging Trust, Inc. (REIT)*	15,600	92,820
First Industrial Realty Trust, Inc. (REIT)	32,536	557,342
First Potomac Realty Trust (REIT)	16,521	245,006
Franklin Street Properties Corp. (REIT)	23,546	344,242
GEO Group, Inc. (REIT)	21,539	810,297
Getty Realty Corp. (REIT)	8,338	168,511
Gladstone Commercial Corp. (REIT)	4,194	81,657
Glimcher Realty Trust (REIT)	5,010	58,116
Government Properties Income Trust (REIT)	14,101	362,819
Gramercy Capital Corp./New York (REIT)*	14,504	75,566
Gyrodyne Co. of America, Inc. (REIT)	66	4,852
Healthcare Realty Trust, Inc. (REIT)	27,258	773,855
Hersha Hospitality Trust (REIT)	53,787	314,116
Highwoods Properties, Inc. (REIT)	4,814	190,490
Hudson Pacific Properties, Inc. (REIT)	13,269	288,601
Inland Real Estate Corp. (REIT)	14,485	146,154
Invesco Mortgage Capital, Inc. (REIT)	41,964	897,610
Investors Real Estate Trust (REIT)	29,518	291,343
iStar Financial, Inc. (REIT)*	25,712	280,004
JAVELIN Mortgage Investment Corp. (REIT)	1,804	35,449
Kite Realty Group Trust (REIT)	20,810	140,259
LaSalle Hotel Properties (REIT)	29,194	740,944
Lexington Realty Trust (REIT)	46,623	550,151
LTC Properties, Inc. (REIT)	7,840	319,323
Medical Properties Trust, Inc. (REIT)	46,013	738,048
Monmouth Real Estate Investment Corp. (REIT), Class A	7,600	84,740
New York Mortgage Trust, Inc. (REIT)	15,729	118,597
NorthStar Realty Finance Corp. (REIT)	59,409	563,197
One Liberty Properties, Inc. (REIT)	3,898	84,664
Parkway Properties, Inc./Maryland (REIT)	8,147	151,127
Pebblebrook Hotel Trust (REIT)	18,388	474,226
Pennsylvania Real Estate Investment Trust (REIT)	17,243	334,342
PennyMac Mortgage Investment Trust (REIT)	18,141	469,670
Potlatch Corp. (REIT)	5,088	233,336
PS Business Parks, Inc. (REIT)	1,208	95,335
RAIT Financial Trust (REIT)	18,430	146,887
Ramco-Gershenson Properties Trust (REIT)	18,214	305,995
Redwood Trust, Inc. (REIT)	24,409	565,801
Resource Capital Corp. (REIT)	33,691	222,697
Retail Opportunity Investments Corp. (REIT)	16,894	236,685
RLJ Lodging Trust (REIT)	37,404	851,315
Rouse Properties, Inc. (REIT)	292,980	5,302,938
Ryman Hospitality Properties (REIT)	3,248	148,596
Sabra Health Care REIT, Inc. (REIT)	11,697	339,330
Select Income REIT (REIT)	3,696	97,759
Silver Bay Realty Trust Corp. (REIT)	12,795	264,863
Sovran Self Storage, Inc. (REIT)	1,047	67,521
Spirit Realty Capital, Inc. (REIT)	8,292	157,548
STAG Industrial, Inc. (REIT)	11,327	240,925
Strategic Hotels & Resorts, Inc. (REIT)*	8,945	74,691
Summit Hotel Properties, Inc. (REIT)	17,149	179,550
Sunstone Hotel Investors, Inc. (REIT)*	49,030	603,559
Terreno Realty Corp. (REIT)	5,771	103,763
Two Harbors Investment Corp. (REIT)	109,615	1,382,245
UMH Properties, Inc. (REIT)	4,039	41,480
Universal Health Realty Income Trust (REIT)	1,765	101,858
Urstadt Biddle Properties, Inc. (REIT), Class A	2,341	50,940
Washington Real Estate Investment Trust (REIT)	14,638	407,522
Western Asset Mortgage Capital Corp. (REIT)	5,999	139,417
Whitestone REIT (REIT)	5,185	78,501
Winthrop Realty Trust (REIT)	309,283	3,890,780
ZAIS Financial Corp. (REIT)*	1,387	28,614

		44,392,077

Real Estate Management & Development (1.6%)
AV Homes, Inc.*	2,900	38,657
Consolidated-Tomoka Land Co.	1,258	49,376
Forestar Group, Inc.*	10,553	230,689
Howard Hughes Corp.*	129,600	10,861,776

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kennedy-Wilson Holdings, Inc.	14,505	$224,973
Thomas Properties Group, Inc.	9,995	51,274

		11,456,745

Thrifts & Mortgage Finance (1.1%)
Astoria Financial Corp.	26,428	260,580
Bank Mutual Corp.	13,272	73,394
BankFinancial Corp.	5,799	46,914
Beneficial Mutual Bancorp, Inc.*	8,743	90,053
Berkshire Hills Bancorp, Inc.	7,388	188,690
BofI Holding, Inc.*	3,240	116,251
Brookline Bancorp, Inc.	21,402	195,614
Cape Bancorp, Inc.	3,114	28,524
Charter Financial Corp./Georgia	1,872	23,943
Clifton Savings Bancorp, Inc.	2,253	28,072
Dime Community Bancshares, Inc.	9,424	135,329
Doral Financial Corp.*	40,234	28,353
ESB Financial Corp.	3,077	42,124
ESSA Bancorp, Inc.	2,996	32,477
EverBank Financial Corp.	7,017	108,062
Farmer Mac, Class C	3,037	93,509
First Defiance Financial Corp.	3,019	70,403
First Federal Bancshares of Arkansas, Inc.*	642	6,420
First Financial Holdings, Inc.	4,991	104,611
First Financial Northwest, Inc.*	4,516	35,270
First PacTrust Bancorp, Inc.	3,047	34,736
Flushing Financial Corp.	9,461	160,269
Fox Chase Bancorp, Inc.	3,696	62,425
Franklin Financial Corp./Virginia	3,982	72,672
Heritage Financial Group, Inc.	2,128	30,813
Hingham Institution for Savings	339	23,628
Home Bancorp, Inc.*	1,943	36,159
Home Federal Bancorp, Inc./Idaho	4,459	57,075
Home Loan Servicing Solutions Ltd.	16,070	374,913
HomeStreet, Inc.*	2,664	59,514
Kearny Financial Corp.*	4,627	47,195
Meridian Interstate Bancorp, Inc.*	2,441	45,769
MGIC Investment Corp.*	94,717	468,849
NASB Financial, Inc.*	1,317	27,723
Northfield Bancorp, Inc./New Jersey	6,235	70,830
Northwest Bancshares, Inc.	29,825	378,479
OceanFirst Financial Corp.	4,323	62,338
Ocwen Financial Corp.*	30,617	1,160,997
Oritani Financial Corp.	9,143	141,625
Peoples Federal Bancshares, Inc.	1,772	33,845
Provident Financial Holdings, Inc.	2,786	47,390
Provident Financial Services, Inc.	18,295	279,365
Provident New York Bancorp	11,718	106,282
Radian Group, Inc.	52,234	559,426
Rockville Financial, Inc.	8,732	113,167
Roma Financial Corp.	2,126	34,144
SI Financial Group, Inc.	2,954	35,714
Simplicity Bancorp, Inc.	2,495	37,500
Territorial Bancorp, Inc.	3,330	79,187
Tree.com, Inc.	687	12,703
TrustCo Bank Corp./New York	162,896	908,960
United Financial Bancorp, Inc.	5,974	90,805
ViewPoint Financial Group, Inc.	10,257	206,268
Walker & Dunlop, Inc.*	3,556	63,901
Waterstone Financial, Inc.*	2,252	18,624
Westfield Financial, Inc.	5,899	45,894
WSFS Financial Corp.	2,291	111,434

		7,809,211

Total Financials		167,321,655

Health Care (2.4%)
Biotechnology (0.1%)
Agenus, Inc.*	2,706	10,526
AMAG Pharmaceuticals, Inc.*	1,219	29,073
Arena Pharmaceuticals, Inc.*	7,645	62,765
Astex Pharmaceuticals*	28,377	126,561
AVEO Pharmaceuticals, Inc.*	956	7,027
Codexis, Inc.*	8,084	19,321
Curis, Inc.*	5,577	18,293
Cytori Therapeutics, Inc.*	3,143	7,889
Durata Therapeutics, Inc.*	373	3,357
Dynavax Technologies Corp.*	6,309	14,006
Emergent Biosolutions, Inc.*	6,278	87,766
Enzon Pharmaceuticals, Inc.	11,501	43,704
Geron Corp.*	40,989	43,858
GTx, Inc.*	1,491	6,188
Hyperion Therapeutics, Inc.*	179	4,622
Idenix Pharmaceuticals, Inc.*	2,703	9,623
ImmunoGen, Inc.*	5,888	94,561
Intercept Pharmaceuticals, Inc.*	230	8,602
InterMune, Inc.*	10,977	99,342
KaloBios Pharmaceuticals, Inc.*	492	2,952
KYTHERA Biopharmaceuticals, Inc.*	252	6,139
Lexicon Pharmaceuticals, Inc.*	36,342	79,226
LipoScience, Inc.*	303	3,185
Maxygen, Inc.	8,454	20,374
Momenta Pharmaceuticals, Inc.*	8,731	116,472
NPS Pharmaceuticals, Inc.*	8,764	89,305
PDL BioPharma, Inc.	6,082	44,459
Regulus Therapeutics, Inc.*	622	4,820
Repligen Corp.*	1,026	7,090
Rigel Pharmaceuticals, Inc.*	4,675	31,743
Targacept, Inc.*	8,466	36,234
Tesaro, Inc.*	199	4,370
Vical, Inc.*	1,635	6,507
XOMA Corp.*	2,363	8,247

		1,158,207

Health Care Equipment & Supplies (1.6%)
Alphatec Holdings, Inc.*	16,874	35,604
AngioDynamics, Inc.*	7,118	81,359
ArthroCare Corp.*	1,430	49,707
Cerus Corp.*	2,125	9,393
CONMED Corp.	8,548	291,145
CryoLife, Inc.	8,280	49,763
Cynosure, Inc., Class A*	1,789	46,818
Derma Sciences, Inc.*	3,201	38,668
Exactech, Inc.*	1,931	39,952
Globus Medical, Inc., Class A*	784	11,509
Greatbatch, Inc.*	7,112	212,435
Hill-Rom Holdings, Inc.	28,100	989,682
ICU Medical, Inc.*	385	22,696
Integra LifeSciences Holdings Corp.*	2,501	97,564
Invacare Corp.	9,597	125,241
Merit Medical Systems, Inc.*	11,951	146,519
Natus Medical, Inc.*	3,394	45,615
NuVasive, Inc.*	9,818	209,222
Orthofix International N.V.*	1,075	38,560
Palomar Medical Technologies, Inc.*	5,942	80,158
PhotoMedex, Inc.*	644	10,362
Rochester Medical Corp.*	345,433	5,050,230
Rockwell Medical Technologies, Inc.*	487	1,929
RTI Biologics, Inc.*	15,582	61,393
Solta Medical, Inc.*	20,337	44,741
STERIS Corp.	32,194	1,339,592

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SurModics, Inc.*	2,931	$79,870
Symmetry Medical, Inc.*	7,719	88,383
Teleflex, Inc.	18,000	1,521,180
Tornier N.V.*	1,430	26,955
West Pharmaceutical Services, Inc.	3,698	240,148
Wright Medical Group, Inc.*	12,036	286,577
Zeltiq Aesthetics, Inc.*	3,151	12,037

		11,385,007

Health Care Providers & Services (0.5%)
Almost Family, Inc.	2,447	49,992
Amedisys, Inc.*	8,923	99,224
AMN Healthcare Services, Inc.*	5,967	94,458
Amsurg Corp.*	6,370	214,287
Assisted Living Concepts, Inc., Class A	5,990	71,221
BioScrip, Inc.*	9,736	123,745
Capital Senior Living Corp.*	1,278	33,777
Chindex International, Inc.*	3,385	46,510
Cross Country Healthcare, Inc.*	7,885	41,869
Ensign Group, Inc.	1,952	65,197
ExamWorks Group, Inc.*	7,068	122,418
Five Star Quality Care, Inc.*	12,887	86,214
Gentiva Health Services, Inc.*	9,274	100,345
Hanger, Inc.*	10,290	324,444
HealthSouth Corp.*	4,344	114,551
Healthways, Inc.*	10,197	124,913
Kindred Healthcare, Inc.*	15,785	166,216
LHC Group, Inc.*	4,212	90,516
Magellan Health Services, Inc.*	7,801	371,094
Molina Healthcare, Inc.*	8,331	257,178
National Healthcare Corp.	3,192	145,938
Owens & Minor, Inc.	2,825	91,982
PDI, Inc.*	2,798	16,508
PharMerica Corp.*	8,950	125,300
Providence Service Corp.*	3,006	55,581
Select Medical Holdings Corp.	10,649	95,841
Skilled Healthcare Group, Inc., Class A*	56	368
Triple-S Management Corp., Class B*	5,714	99,538
Universal American Corp.	11,458	95,445
Vanguard Health Systems, Inc.*	1,045	15,539
WellCare Health Plans, Inc.*	6,719	389,433

		3,729,642

Health Care Technology (0.1%)
Greenway Medical Technologies*	583	9,270
MedAssets, Inc.*	11,696	225,148
Merge Healthcare, Inc.*	4,306	12,444
Omnicell, Inc.*	9,016	170,222
Vocera Communications, Inc.*	1,267	29,141

		446,225

Life Sciences Tools & Services (0.0%)
Affymetrix, Inc.*	21,611	102,004
Cambrex Corp.*	4,525	57,875
Harvard Bioscience, Inc.*	6,632	37,471
Pacific Biosciences of California, Inc.*	11,482	28,590
Sequenom, Inc.*	8,661	35,943

		261,883

Pharmaceuticals (0.1%)
AVANIR Pharmaceuticals, Inc., Class A*	2,804	7,683
Cornerstone Therapeutics, Inc.*	2,430	17,180
Cumberland Pharmaceuticals, Inc.*	1,658	8,257
Hi-Tech Pharmacal Co., Inc.	2,010	66,551
Horizon Pharma, Inc.*	5,301	14,366
Lannett Co., Inc.*	4,964	50,186
Nektar Therapeutics*	10,106	111,166
Supernus Pharmaceuticals, Inc.*	1,065	5,985
Transcept Pharmaceuticals, Inc.*	3,412	16,343
ViroPharma, Inc.*	19,993	503,024
XenoPort, Inc.*	1,760	12,584

		813,325

Total Health Care		17,794,289

Industrials (17.6%)
Aerospace & Defense (0.7%)
AAR Corp.	99,099	1,822,431
Aerovironment, Inc.*	2,050	37,166
American Science & Engineering, Inc.	2,069	126,188
API Technologies Corp.*	8,974	22,256
Cubic Corp.	2,243	95,821
Curtiss-Wright Corp.	14,111	489,652
DigitalGlobe, Inc.*	8,626	249,378
Esterline Technologies Corp.*	9,249	700,149
GenCorp, Inc.*	3,751	49,888
KEYW Holding Corp.*	4,354	70,230
Kratos Defense & Security Solutions, Inc.*	11,434	57,513
LMI Aerospace, Inc.*	2,323	48,295
Moog, Inc., Class A*	12,087	553,947
National Presto Industries, Inc.	1,291	103,926
Orbital Sciences Corp.*	17,874	298,317
SIFCO Industries, Inc.	398	7,327
Sypris Solutions, Inc.	943	3,942
Teledyne Technologies, Inc.*	7,250	568,690

		5,305,116

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	16,311	95,093
Atlas Air Worldwide Holdings, Inc.*	7,992	325,754
Pacer International, Inc.*	8,748	44,002
Park-Ohio Holdings Corp.*	52	1,723

		466,572

Airlines (0.3%)
Alaska Air Group, Inc.*	1,198	76,624
Hawaiian Holdings, Inc.*	6,797	39,151
JetBlue Airways Corp.*	70,547	486,774
Republic Airways Holdings, Inc.*	6,583	75,968
SkyWest, Inc.	94,490	1,516,564

		2,195,081

Building Products (1.2%)
A.O. Smith Corp.	10,670	784,992
American Woodmark Corp.*	2,460	83,714
Apogee Enterprises, Inc.	75,797	2,194,323
Gibraltar Industries, Inc.*	86,286	1,574,719
Griffon Corp.	13,766	164,091
Insteel Industries, Inc.	5,029	82,073
NCI Building Systems, Inc.*	5,451	94,684
PGT, Inc.*	3,213	22,073
Quanex Building Products Corp.	11,156	179,612
Simpson Manufacturing Co., Inc.	45,831	1,402,887
Universal Forest Products, Inc.	51,940	2,067,731

		8,650,899

Commercial Services & Supplies (2.4%)
A.T. Cross Co., Class A*	223	3,071
ABM Industries, Inc.	16,242	361,222
ACCO Brands Corp.*	18,342	122,525
ARC Document Solutions, Inc.*	9,170	27,327
Casella Waste Systems, Inc., Class A*	10,334	45,160
CECO Environmental Corp.	315	4,073

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cenveo, Inc.*	15,837	$34,050
CompX International, Inc.	248	3,142
Consolidated Graphics, Inc.*	2,286	89,383
Courier Corp.	2,869	41,342
Deluxe Corp.	5,166	213,872
EnergySolutions, Inc.*	17,246	64,672
EnerNOC, Inc.*	4,800	83,376
Ennis, Inc.	7,643	115,180
G&K Services, Inc., Class A	5,812	264,504
HNI Corp.	764	27,114
Intersections, Inc.	890	8,375
Kimball International, Inc., Class B	10,081	91,334
Knoll, Inc.	4,364	79,119
McGrath RentCorp.	33,330	1,036,563
Metalico, Inc.*	10,951	17,741
Mine Safety Appliances Co.	25,800	1,280,196
Mobile Mini, Inc.*	203,537	5,990,094
Multi-Color Corp.	3,720	95,939
NL Industries, Inc.	1,938	24,089
Performant Financial Corp.*	1,059	13,005
Quad/Graphics, Inc.	7,612	182,231
Schawk, Inc.	50,898	559,369
Steelcase, Inc., Class A	19,881	292,847
Swisher Hygiene, Inc.*	32,590	42,041
Team, Inc.*	124,000	5,092,680
Tetra Tech, Inc.*	3,602	109,825
TMS International Corp., Class A*	1,945	25,674
TRC Cos., Inc.*	774	4,992
U.S. Ecology, Inc.	2,093	55,569
UniFirst Corp.	4,392	397,476
United Stationers, Inc.	11,570	447,180
Viad Corp.	6,160	170,386

		17,516,738

Construction & Engineering (1.4%)
Aegion Corp.*	10,310	238,676
Ameresco, Inc., Class A*	1,172	8,673
Argan, Inc.	2,353	35,083
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	28,000	1,738,800
Comfort Systems USA, Inc.	7,921	111,607
Dycom Industries, Inc.*	1,398	27,527
EMCOR Group, Inc.	46,369	1,965,582
Furmanite Corp.*	396,171	2,650,384
Granite Construction, Inc.	72,206	2,299,039
Great Lakes Dredge & Dock Corp.	16,111	108,427
Layne Christensen Co.*	5,934	126,869
Michael Baker Corp.	2,649	64,900
MYR Group, Inc.*	2,885	70,856
Northwest Pipe Co.*	2,792	78,120
Orion Marine Group, Inc.*	8,301	82,512
Pike Electric Corp.	5,178	73,683
Primoris Services Corp.	6,656	147,164
Sterling Construction Co., Inc.*	4,610	50,203
Tutor Perini Corp.*	10,887	210,119

		10,088,224

Electrical Equipment (0.7%)
American Superconductor Corp.*	11,080	29,473
Belden, Inc.	1,485	76,700
Brady Corp., Class A	52,289	1,753,250
Encore Wire Corp.	4,979	174,365
EnerSys, Inc.*	11,227	511,727
Enphase Energy, Inc.*	687	4,259
Franklin Electric Co., Inc.	31,496	1,057,321
FuelCell Energy, Inc.*	35,107	33,134
Generac Holdings, Inc.	4,127	145,848
General Cable Corp.*	8,500	311,355
Global Power Equipment Group, Inc.	5,169	91,078
II-VI, Inc.*	2,315	39,448
LSI Industries, Inc.	6,042	42,173
Powell Industries, Inc.*	18,548	975,068
Preformed Line Products Co.	593	41,492
Solarcity Corp.*	2,002	37,798
Vicor Corp.*	4,868	24,194

		5,348,683

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	26,500	1,796,435

Machinery (3.9%)
Accuride Corp.*	14,032	75,632
Actuant Corp., Class A	17,743	543,291
Alamo Group, Inc.	2,030	77,647
Albany International Corp., Class A	8,358	241,546
Altra Holdings, Inc.	3,707	100,905
American Railcar Industries, Inc.	2,838	132,648
Ampco-Pittsburgh Corp.	2,698	51,019
Astec Industries, Inc.	36,487	1,274,491
Barnes Group, Inc.	16,380	473,873
Briggs & Stratton Corp.	73,132	1,813,674
Cascade Corp.	2,686	174,536
CIRCOR International, Inc.	16,065	682,763
Colfax Corp.*	36,000	1,675,440
Columbus McKinnon Corp.*	5,673	109,205
Douglas Dynamics, Inc.	6,749	93,271
Dynamic Materials Corp.	2,611	45,431
Eastern Co.	1,855	32,537
Energy Recovery, Inc.*	12,977	48,015
EnPro Industries, Inc.*	34,388	1,759,634
ESCO Technologies, Inc.	5,461	223,136
ExOne Co.*	537	17,990
Federal Signal Corp.*	16,868	137,306
Flow International Corp.*	10,809	42,263
FreightCar America, Inc.	3,549	77,439
Gardner Denver, Inc.	5,800	435,638
Greenbrier Cos., Inc.*	6,999	158,947
Hardinge, Inc.	3,514	47,896
Hurco Cos., Inc.*	1,885	51,329
Hyster-Yale Materials Handling, Inc.	3,344	190,909
Kadant, Inc.*	3,537	88,425
Kaydon Corp.	40,712	1,041,413
Kennametal, Inc.	31,000	1,210,240
L.B. Foster Co., Class A	2,801	124,056
Lincoln Electric Holdings, Inc.	27,100	1,468,278
Lydall, Inc.*	5,187	79,620
Meritor, Inc.*	21,872	103,455
Met-Pro Corp.	4,094	42,291
Miller Industries, Inc.	3,249	52,146
Mueller Industries, Inc.	31,825	1,695,954
Mueller Water Products, Inc., Class A	16,418	97,359
Navistar International Corp.*	128,000	4,424,960
NN, Inc.*	4,982	47,130
Nordson Corp.	7,600	501,220
Pentair Ltd. (Registered)	16,500	870,375
PMFG, Inc.*	6,474	39,945
Rexnord Corp.*	6,711	142,475
Standex International Corp.	2,937	162,181
Trimas Corp.*	810	26,301
Trinity Industries, Inc.	61,900	2,805,927
Twin Disc, Inc.	2,640	66,211

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Wabash National Corp.*	100,569	$1,021,781
Watts Water Technologies, Inc., Class A	28,626	1,373,762

		28,273,916

Marine (0.7%)
Genco Shipping & Trading Ltd.*	8,880	25,575
International Shipholding Corp.	1,394	25,371
Kirby Corp.*	65,000	4,992,000
Rand Logistics, Inc.*	4,707	28,830

		5,071,776

Professional Services (0.4%)
CBIZ, Inc.*	11,124	70,971
CDI Corp.	3,366	57,895
CRA International, Inc.*	3,092	69,168
Dolan Co.*	8,391	20,054
Franklin Covey Co.*	1,316	19,121
FTI Consulting, Inc.*	12,633	475,759
GP Strategies Corp.*	451	10,761
Heidrick & Struggles International, Inc.	5,383	80,476
Hill International, Inc.*	6,290	18,807
Hudson Global, Inc.*	10,195	40,168
ICF International, Inc.*	5,968	162,330
Insperity, Inc.	24,600	697,902
Kelly Services, Inc., Class A	8,012	149,664
Kforce, Inc.	706	11,557
Korn/Ferry International*	14,401	257,202
Navigant Consulting, Inc.*	15,769	207,205
Pendrell Corp.*	48,225	80,053
Resources Connection, Inc.	12,858	163,297
RPX Corp.*	553	7,803
TrueBlue, Inc.*	3,302	69,804
VSE Corp.	1,111	27,764
WageWorks, Inc.*	822	20,575

		2,718,336

Road & Rail (2.8%)
Amerco, Inc.	2,615	453,807
Arkansas Best Corp.	7,416	86,619
Genesee & Wyoming, Inc., Class A*	72,700	6,769,097
Heartland Express, Inc.	3,184	42,475
Marten Transport Ltd.	4,704	94,692
Patriot Transportation Holding, Inc.*	1,931	53,720
Quality Distribution, Inc.*	3,862	32,479
Roadrunner Transportation Systems, Inc.*	1,953	44,919
Saia, Inc.*	195,998	7,089,248
Universal Truckload Services, Inc.*	1,547	36,091
Vitran Corp., Inc.*‡	970,000	5,936,400
Werner Enterprises, Inc.	1,852	44,707

		20,684,254

Trading Companies & Distributors (2.8%)
Aceto Corp.	6,147	68,047
Aircastle Ltd.	16,664	227,964
Applied Industrial Technologies, Inc.	7,929	356,805
BlueLinx Holdings, Inc.*	7,974	22,726
CAI International, Inc.*	2,585	74,500
DXP Enterprises, Inc.*	96,000	7,171,200
Edgen Group, Inc.*	3,079	22,261
H&E Equipment Services, Inc.	4,006	81,722
Houston Wire & Cable Co.	3,531	45,727
Rush Enterprises, Inc., Class A*	224,027	5,403,531
SeaCube Container Leasing Ltd.	2,907	66,745
TAL International Group, Inc.	144,427	6,543,987
Willis Lease Finance Corp.*	1,235	18,673

		20,103,888

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,798	55,907

Total Industrials		128,275,825

Information Technology (4.3%)
Communications Equipment (0.7%)
Anaren, Inc.*	3,419	66,294
Arris Group, Inc.*	29,750	510,808
Aviat Networks, Inc.*	18,342	61,813
Aware, Inc.	744	3,445
Bel Fuse, Inc., Class B	3,094	48,297
Black Box Corp.	4,853	105,844
Calix, Inc.*	7,748	63,146
Ciena Corp.*	7,268	116,361
Comtech Telecommunications Corp.	5,059	122,833
Digi International, Inc.*	7,553	67,448
Emulex Corp.*	26,096	170,407
Finisar Corp.*	27,560	363,516
Globecomm Systems, Inc.*	1,632	19,600
Harmonic, Inc.*	35,467	205,354
Infinera Corp.*	3,584	25,088
KVH Industries, Inc.*	703	9,540
Loral Space & Communications, Inc.	18,980	1,174,482
NETGEAR, Inc.*	6,328	212,051
Oclaro, Inc.*	22,767	28,686
Oplink Communications, Inc.*	5,798	95,087
PC-Tel, Inc.	5,272	37,431
Plantronics, Inc.	8,539	377,338
Ruckus Wireless, Inc.*	1,451	30,471
ShoreTel, Inc.*	1,825	6,625
Sonus Networks, Inc.*	59,242	153,437
Symmetricom, Inc.*	12,270	55,706
Tellabs, Inc.	111,166	232,337
Telular Corp.	1,982	19,939
Tessco Technologies, Inc.	801	17,334
ViaSat, Inc.*	8,000	387,520
Westell Technologies, Inc., Class A*	14,432	29,008

		4,817,246

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	9,053	56,762
Electronics for Imaging, Inc.*	12,862	326,181
Imation Corp.*	9,494	36,267
Immersion Corp.*	445	5,224
Intermec, Inc.*	15,723	154,557
Intevac, Inc.*	7,164	33,814
OCZ Technology Group, Inc.*	19,534	35,161
QLogic Corp.*	20,808	241,373
Quantum Corp.*	66,900	85,632
Silicon Graphics International Corp.*	9,208	126,610
STEC, Inc.*	11,102	49,071
Super Micro Computer, Inc.*	963	10,872

		1,161,524

Electronic Equipment, Instruments & Components (1.2%)
Aeroflex Holding Corp.*	5,608	44,079
Agilysys, Inc.*	4,494	44,670
Anixter International, Inc.	3,392	237,169
Audience, Inc.*	1,429	21,792
Benchmark Electronics, Inc.*	125,458	2,260,753
Checkpoint Systems, Inc.*	12,264	160,168
Coherent, Inc.	5,070	287,672
CTS Corp.	10,209	106,582

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Daktronics, Inc.	8,246	$86,583
Echelon Corp.*	5,346	13,044
Electro Rent Corp.	5,197	96,352
Electro Scientific Industries, Inc.	6,902	76,267
Fabrinet*	6,704	97,945
FEI Co.	756	48,800
Gerber Scientific, Inc. (Escrow Shares)(b)*†	11,430	114
GSI Group, Inc.*	8,300	70,799
Ingram Micro, Inc., Class A*	40,000	787,200
Insight Enterprises, Inc.*	13,426	276,844
Kemet Corp.*	13,489	84,306
Key Tronic Corp.*	2,664	30,529
Littelfuse, Inc.	647	43,899
Measurement Specialties, Inc.*	561	22,311
Mercury Systems, Inc.*	9,242	68,114
Methode Electronics, Inc.	11,174	143,921
Multi-Fineline Electronix, Inc.*	25,385	391,691
Newport Corp.*	11,471	194,089
Park Electrochemical Corp.	6,328	160,352
PC Connection, Inc.	2,523	41,251
Plexus Corp.*	5,904	143,526
Power-One, Inc.*	20,359	84,490
RadiSys Corp.*	6,444	31,704
RealD, Inc.*	1,741	22,633
Richardson Electronics Ltd.	3,601	42,708
Rofin-Sinar Technologies, Inc.*	64,150	1,737,824
Rogers Corp.*	2,838	135,146
Sanmina Corp.*	24,758	281,251
ScanSource, Inc.*	8,271	233,408
SYNNEX Corp.*	7,952	294,224
TTM Technologies, Inc.*	15,932	121,083
Viasystems Group, Inc.*	1,201	15,661
Vishay Precision Group, Inc.*	3,593	52,781
Zygo Corp.*	3,960	58,648

		9,152,383

Internet Software & Services (0.3%)
Bankrate, Inc.*	1,664	19,868
Bazaarvoice, Inc.*	205	1,501
Blucora, Inc.*	10,253	158,716
Brightcove, Inc.*	108	671
Dealertrack Technologies, Inc.*	1,332	39,134
Demand Media, Inc.*	2,400	20,712
Demandware, Inc.*	158	4,005
Digital River, Inc.*	11,049	156,233
E2open, Inc.*	317	6,321
EarthLink, Inc.	32,401	175,613
Internap Network Services Corp.*	7,844	73,341
IntraLinks Holdings, Inc.*	10,896	69,299
j2 Global, Inc.	2,484	97,398
Keynote Systems, Inc.	4,593	64,118
Limelight Networks, Inc.*	16,739	34,482
Marchex, Inc., Class B	6,802	28,636
Market Leader, Inc.*	958	8,584
MeetMe, Inc.*	4,990	11,377
Millennial Media, Inc.*	346	2,197
Monster Worldwide, Inc.*	36,522	185,167
Perficient, Inc.*	2,286	26,655
QuinStreet, Inc.*	9,657	57,652
RealNetworks, Inc.*	6,003	46,283
support.com, Inc.*	4,122	17,230
TechTarget, Inc.*	4,723	23,096
Trulia, Inc.*	619	19,424
United Online, Inc.	27,753	167,351
Unwired Planet, Inc.*	1,524	3,383
ValueClick, Inc.*	9,081	268,344
WebMD Health Corp.*	15,357	373,482
Xoom Corp.*	140	3,198

		2,163,471

IT Services (0.4%)
Acxiom Corp.*	23,203	473,341
CACI International, Inc., Class A*	6,248	361,572
CIBER, Inc.*	21,725	102,107
Computer Task Group, Inc.	1,071	22,909
Convergys Corp.	33,012	562,194
CSG Systems International, Inc.*	4,425	93,766
Euronet Worldwide, Inc.*	15,268	402,159
ManTech International Corp., Class A	6,929	186,182
ModusLink Global Solutions, Inc.*	11,515	38,000
MoneyGram International, Inc.*	4,560	82,536
Sykes Enterprises, Inc.*	11,779	187,993
TeleTech Holdings, Inc.*	6,544	138,798
Unisys Corp.*	6,448	146,692

		2,798,249

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Energy Industries, Inc.*	11,976	219,161
Alpha & Omega Semiconductor Ltd.*	4,905	43,556
Ambarella, Inc.*	1,039	16,271
Amkor Technology, Inc.*	22,023	88,092
ANADIGICS, Inc.*	24,323	48,646
Applied Micro Circuits Corp.*	19,437	144,223
ATMI, Inc.*	9,035	202,655
Axcelis Technologies, Inc.*	32,256	40,320
AXT, Inc.*	10,121	29,756
Brooks Automation, Inc.	20,108	204,699
CEVA, Inc.*	1,791	27,940
Cohu, Inc.	77,347	723,968
Cymer, Inc.*	6,505	625,131
Diodes, Inc.*	10,705	224,591
DSP Group, Inc.*	6,506	52,503
Entegris, Inc.*	41,559	409,772
Entropic Communications, Inc.*	27,010	109,931
Exar Corp.*	9,836	103,278
First Solar, Inc.*	18,188	490,348
FormFactor, Inc.*	14,947	70,251
GSI Technology, Inc.*	6,291	41,458
GT Advanced Technologies, Inc.*	5,827	19,171
Inphi Corp.*	4,118	43,033
Integrated Device Technology, Inc.*	42,873	320,261
Integrated Silicon Solution, Inc.*	8,111	74,378
International Rectifier Corp.*	20,863	441,252
Intersil Corp., Class A	38,610	336,293
IXYS Corp.	7,348	70,467
Kopin Corp.*	20,118	74,437
Lattice Semiconductor Corp.*	35,604	194,042
LTX-Credence Corp.*	14,730	88,969
MA-COM Technology Solutions Holdings, Inc.*	1,632	26,226
Mattson Technology, Inc.*	18,447	25,457
MaxLinear, Inc., Class A*	5,270	32,674
MEMC Electronic Materials, Inc.*	54,365	239,206
Mindspeed Technologies, Inc.*	11,263	37,506
MKS Instruments, Inc.	15,861	431,419
MoSys, Inc.*	10,357	48,781
Nanometrics, Inc.*	7,116	102,684
NeoPhotonics Corp.*	5,500	28,105
OmniVision Technologies, Inc.*	15,836	218,220
Peregrine Semiconductor Corp.*	1,195	11,675
Pericom Semiconductor Corp.*	7,007	47,718

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Photronics, Inc.*	18,346	$122,551
PLX Technology, Inc.*	1,006	4,587
QuickLogic Corp.*	1,949	4,795
Rambus, Inc.*	30,800	172,788
RF Micro Devices, Inc.*	73,753	392,366
Rubicon Technology, Inc.*	5,367	35,422
Rudolph Technologies, Inc.*	9,686	114,101
Sigma Designs, Inc.*	10,048	48,934
Silicon Image, Inc.*	3,607	17,530
Spansion, Inc., Class A*	14,405	185,392
STR Holdings, Inc.*	9,597	20,825
SunPower Corp.*	6,584	75,979
Supertex, Inc.	2,938	65,253
Tessera Technologies, Inc.	15,678	293,963
TriQuint Semiconductor, Inc.*	50,959	257,343
Ultra Clean Holdings, Inc.*	8,258	53,677
Veeco Instruments, Inc.*	8,769	336,116

		9,030,146

Software (0.3%)
Accelrys, Inc.*	16,725	163,236
Actuate Corp.*	870	5,220
Aspen Technology, Inc.*	1,583	51,115
AVG Technologies N.V.*	203	2,826
Bottomline Technologies (de), Inc.*	8,072	230,133
Ebix, Inc.	2,281	36,998
Envivio, Inc.*	1,792	3,047
EPIQ Systems, Inc.	8,605	120,728
ePlus, Inc.	1,234	57,023
Exa Corp.*	442	4,208
FleetMatics Group plc*	669	16,223
Glu Mobile, Inc.*	1,036	3,087
Infoblox, Inc.*	215	4,666
Mentor Graphics Corp.	12,946	233,675
Pervasive Software, Inc.*	3,762	34,498
Progress Software Corp.*	17,433	397,124
QAD, Inc., Class A	54	693
Qualys, Inc.*	483	5,960
Rosetta Stone, Inc.*	1,527	23,485
Sapiens International Corp. N.V	4,162	22,641
SeaChange International, Inc.*	8,679	103,193
SS&C Technologies Holdings, Inc.*	7,448	223,291
Telenav, Inc.*	4,804	30,986
TiVo, Inc.*	18,804	232,982
VASCO Data Security International, Inc.*	4,846	40,900

		2,047,938

Total Information Technology		31,170,957

Materials (3.8%)
Chemicals (1.8%)
A. Schulman, Inc.	46,026	1,452,581
Axiall Corp.	3,833	238,259
Cabot Corp.	26,800	916,560
Calgon Carbon Corp.*	2,555	46,245
Chase Corp.	1,899	36,689
Chemtura Corp.*	9,174	198,250
Ferro Corp.*	26,222	176,998
FutureFuel Corp.	5,955	72,353
H.B. Fuller Co.	24,400	953,552
Innospec, Inc.	6,111	270,595
Kraton Performance Polymers, Inc.*	9,771	228,641
Landec Corp.*	5,827	84,317
LSB Industries, Inc.*	2,436	84,724
Minerals Technologies, Inc.	10,701	444,198
Olin Corp.	7,698	194,144
OM Group, Inc.*	9,699	227,733
PolyOne Corp.	8,802	214,857
Quaker Chemical Corp.	2,857	168,620
RPM International, Inc.	59,101	1,866,410
Sensient Technologies Corp.	29,600	1,157,064
Stepan Co.	298	18,804
Tredegar Corp.	7,343	216,178
Valhi, Inc.	214,400	3,441,120
Zep, Inc.	3,806	57,128
Zoltek Cos., Inc.*	8,138	97,249

		12,863,269

Construction Materials (0.1%)
Texas Industries, Inc.*	6,841	431,736
United States Lime & Minerals, Inc.*	41	2,181

		433,917

Containers & Packaging (0.1%)
AptarGroup, Inc.	1,000	57,350
Berry Plastics Group, Inc.*	5,120	97,536
Boise, Inc.	30,257	262,026
Graphic Packaging Holding Co.*	44,293	331,754
UFP Technologies, Inc.*	1,707	33,611

		782,277

Metals & Mining (1.5%)
A.M. Castle & Co.*	5,042	88,235
AK Steel Holding Corp.	33,856	112,063
AMCOL International Corp.	440	13,284
Century Aluminum Co.*	15,479	119,807
Coeur d’Alene Mines Corp.*	15,921	300,270
Dominion Diamond Corp.*	30,000	489,900
General Moly, Inc.*	17,795	39,327
Globe Specialty Metals, Inc.	17,243	240,023
Golden Minerals Co.*	9,787	23,293
Golden Star Resources Ltd.*	78,454	125,526
Handy & Harman Ltd.*	64	985
Haynes International, Inc.	660	36,498
Hecla Mining Co.	86,602	342,078
Horsehead Holding Corp.*	13,398	145,770
Inmet Mining Corp.	36,000	2,397,401
Kaiser Aluminum Corp.	5,834	377,168
Materion Corp.	5,643	160,826
McEwen Mining, Inc.*	265,019	757,954
Metals USA Holdings Corp.	2,625	54,206
Olympic Steel, Inc.	2,701	64,554
Reliance Steel & Aluminum Co.	36,500	2,597,705
Revett Minerals, Inc.*	6,651	15,164
RTI International Metals, Inc.*	9,163	290,376
Schnitzer Steel Industries, Inc., Class A	7,569	201,790
Steel Dynamics, Inc.	71,700	1,137,879
Stillwater Mining Co.*	34,993	452,460
SunCoke Energy, Inc.*	6,149	100,413
Universal Stainless & Alloy Products, Inc.*	2,043	74,263
Vista Gold Corp.*	17,760	38,362
Worthington Industries, Inc.	15,882	492,024

		11,289,604

Paper & Forest Products (0.3%)
Boise Cascade Co.*	2,341	79,454
Buckeye Technologies, Inc.	4,943	148,043
Clearwater Paper Corp.*	1,474	77,665
KapStone Paper and Packaging Corp.	12,251	340,578
Louisiana-Pacific Corp.*	41,570	897,912
Neenah Paper, Inc.	1,913	58,844
P.H. Glatfelter Co.	10,735	250,984

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Resolute Forest Products*	24,300	$393,174
Schweitzer-Mauduit International, Inc.	2,440	94,501
Wausau Paper Corp.	684	7,373

		2,348,528

Total Materials		27,717,595

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
Cbeyond, Inc.*	7,843	58,274
Cincinnati Bell, Inc.*	38,813	126,530
Consolidated Communications Holdings, Inc.	4,788	84,029
Fairpoint Communications, Inc.*	962	7,186
Hawaiian Telcom Holdco, Inc.*	3,222	74,332
IDT Corp., Class B	739	8,912
inContact, Inc.*	745	6,027
Iridium Communications, Inc.*	12,620	75,972
magicJack VocalTec Ltd.*	1,461	20,454
Neutral Tandem, Inc.	8,913	29,146
ORBCOMM, Inc.*	5,812	30,281
Premiere Global Services, Inc.*	451,592	4,962,996
Vonage Holdings Corp.*	25,169	72,738

		5,556,877

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*	11,755	69,237
Shenandoah Telecommunications Co.	7,314	111,392
USA Mobility, Inc.	6,751	89,586

		270,215

Total Telecommunication Services		5,827,092

Utilities (1.9%)
Electric Utilities (0.9%)
ALLETE, Inc.	11,588	568,044
Cleco Corp.	18,434	866,951
El Paso Electric Co.	12,011	404,170
Empire District Electric Co.	12,699	284,457
IDACORP, Inc.	15,140	730,808
MGE Energy, Inc.	7,018	389,078
NV Energy, Inc.	32,500	650,975
Otter Tail Corp.	10,341	322,019
PNM Resources, Inc.	23,996	558,867
Portland General Electric Co.	22,864	693,465
UIL Holdings Corp.	15,379	608,855
Unitil Corp.	4,080	114,770
UNS Energy Corp.	12,227	598,389

		6,790,848

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	2,964	145,384
Delta Natural Gas Co., Inc.	1,985	43,392
Laclede Group, Inc.	6,875	293,562
New Jersey Resources Corp.	12,643	567,039
Northwest Natural Gas Co.	8,172	358,097
Piedmont Natural Gas Co., Inc.	21,051	692,157
South Jersey Industries, Inc.	7,242	402,583
Southwest Gas Corp.	13,989	663,918
WGL Holdings, Inc.	15,703	692,502

		3,858,634

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	32,893	162,162
Genie Energy Ltd., Class B	3,961	36,679
Ormat Technologies, Inc.	3,612	74,588

		273,429

Multi-Utilities (0.3%)
Avista Corp.	17,797	487,638
Black Hills Corp.	13,356	588,198
CH Energy Group, Inc.	4,456	291,378
NorthWestern Corp.	11,074	441,410

		1,808,624

Water Utilities (0.1%)
American States Water Co.	5,186	298,558
Artesian Resources Corp., Class A	2,261	50,805
Cadiz, Inc.*	352	2,380
California Water Service Group	6,522	129,788
Connecticut Water Service, Inc.	954	27,885
Consolidated Water Co., Ltd.	3,941	39,016
Middlesex Water Co.	4,688	91,510
SJW Corp.	2,897	76,770
York Water Co.	656	12,333

		729,045

Total Utilities		13,460,580

Total Common Stocks (80.5%) (Cost $ 426,324,693)		585,292,553

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.4%)
JZ Capital Partners Ltd.	93,000	751,763
RIT Capital Partners plc	98,400	1,812,108

		2,563,871

Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.*	2,536	48,920

Total Investment Companies (0.4%) (Cost $ 2,769,865)		2,612,791

Total Investments (80.9%) (Cost $ 429,094,558)		587,905,344
Other Assets Less Liabilities (19.1%)		138,937,494

Net Assets (100%)		$726,842,838

*	Non-income producing.

†	Securities (totaling $114 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
Vitran Corp., Inc.	$4,495,500	$282,754	$—	$5,936,400	$—	$—

At March 31, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,387	June-13	$128,063,826	$131,612,430	$3,548,604

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$123,335,216	$7,534	$—	$123,342,750
Consumer Staples	14,430,802	22,898	—	14,453,700
Energy	55,928,110	—	—	55,928,110
Financials	158,726,337	8,595,318	—	167,321,655
Health Care	17,794,289	—	—	17,794,289
Industrials	128,275,825	—	—	128,275,825
Information Technology	31,170,843	—	114	31,170,957
Materials	27,717,595	—	—	27,717,595
Telecommunication Services	5,827,092	—	—	5,827,092
Utilities	13,460,580	—	—	13,460,580
Futures	3,548,604	—	—	3,548,604
Investment Companies
Exchange Traded Funds (ETFs)	—	2,563,871	—	2,563,871
Investment Companies	48,920	—	—	48,920

Total Assets	$580,264,213	$11,189,621	$114	$591,453,948

Total Liabilities	$—	$—	$—	$—

Total	$580,264,213	$11,189,621	$114	$591,453,948

(a) Securities with a market value of $5,740,930 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Common Stocks- Information Technology
Balance as of 12/31/12	$114
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$114

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/13.	$—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,354,407
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$17,464,688

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,719,305
Aggregate gross unrealized depreciation	(32,029,921)

Net unrealized appreciation	$157,689,384

Federal income tax cost of investments	$430,215,960

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.7%)
Automobiles (0.5%)
Tesla Motors, Inc.*	82,332	$3,119,559

Household Durables (0.1%)
iRobot Corp.*	11,700	300,222

Internet & Catalog Retail (5.0%)
Amazon.com, Inc.*	68,705	18,309,195
Expedia, Inc.	19,463	1,167,975
Groupon, Inc.*	18,104	110,796
HomeAway, Inc.*	2,109	68,543
Netflix, Inc.*	8,955	1,696,167
priceline.com, Inc.*	13,825	9,510,632
Shutterfly, Inc.*	2,000	88,340
TripAdvisor, Inc.*	7,276	382,136
Vipshop Holdings Ltd. (ADR)*	16,514	501,530

		31,835,314

Media (0.1%)
Pandora Media, Inc.*	54,520	772,003
Time Warner, Inc.	2,800	161,336

		933,339

Total Consumer Discretionary		36,188,434

Health Care (0.1%)
Health Care Technology (0.1%)
M3, Inc.	371	722,412

Total Health Care		722,412

Industrials (0.7%)
Construction & Engineering (0.6%)
Quanta Services, Inc.*	131,115	3,747,267

Professional Services (0.1%)
Huron Consulting Group, Inc.*	22,025	888,048

Total Industrials		4,635,315

Information Technology (71.2%)
Communications Equipment (8.9%)
Acme Packet, Inc.*	3,812	111,387
ADTRAN, Inc.	4,100	80,565
Arris Group, Inc.*	7,700	132,209
Aruba Networks, Inc.*	34,855	862,313
Brocade Communications Systems, Inc.*	30,100	173,677
Ciena Corp.*	6,600	105,666
Cisco Systems, Inc.	1,131,290	23,655,274
EchoStar Corp., Class A*	2,600	101,322
Emulex Corp.*	6,100	39,833
F5 Networks, Inc.*	5,200	463,216
Finisar Corp.*	5,900	77,821
Harris Corp.	7,400	342,916
Infinera Corp.*	8,000	56,000
InterDigital, Inc.	2,800	133,924
Ixia*	3,500	75,740
JDS Uniphase Corp.*	39,200	524,104
Juniper Networks, Inc.*	89,790	1,664,706
Loral Space & Communications, Inc.	900	55,692
Motorola Solutions, Inc.	57,602	3,688,256
NETGEAR, Inc.*	2,600	87,126
Palo Alto Networks, Inc.*	31,790	1,799,314
Plantronics, Inc.	2,800	123,732
Polycom, Inc.*	11,962	132,539
QUALCOMM, Inc.	253,325	16,960,109
Research In Motion Ltd.*	27,240	393,618
Riverbed Technology, Inc.*	10,928	162,936
Telefonaktiebolaget LM Ericsson (ADR)	347,380	4,376,988
Tellabs, Inc.	22,300	46,607
ViaSat, Inc.*	2,700	130,788

		56,558,378

Computers & Peripherals (9.7%)
3D Systems Corp.*	5,100	164,424
Advantech Co., Ltd.	82,000	355,121
Apple, Inc.	63,246	27,994,577
Asustek Computer, Inc.	232,000	2,758,164
Dell, Inc.	96,800	1,387,144
Diebold, Inc.	4,300	130,376
Electronics for Imaging, Inc.*	3,100	78,616
EMC Corp.*	229,190	5,475,349
Fusion-io, Inc.*	158,038	2,587,082
Hewlett-Packard Co.	129,100	3,077,744
Lenovo Group Ltd.	1,946,000	1,932,826
Lexmark International, Inc., Class A	4,000	105,600
NCR Corp.*	10,800	297,648
NEC Corp.	384,000	1,019,812
NetApp, Inc.*	59,628	2,036,892
QLogic Corp.*	6,100	70,760
SanDisk Corp.*	147,520	8,113,600
Seagate Technology plc	49,830	1,821,785
Synaptics, Inc.*	2,000	81,380
Wacom Co., Ltd.	137	529,022
Western Digital Corp.	26,035	1,309,040

		61,326,962

Electronic Equipment, Instruments & Components (1.8%)
Aeroflex Holding Corp.*	1,423	11,185
Amphenol Corp., Class A	10,607	791,813
Anixter International, Inc.	1,800	125,856
Anritsu Corp.	32,500	506,480
Arrow Electronics, Inc.*	7,100	288,402
Avnet, Inc.*	9,100	329,420
AVX Corp.	2,800	33,320
Benchmark Electronics, Inc.*	3,500	63,070
Celestica, Inc.*	11,100	89,799
Cognex Corp.	2,700	113,805
Coherent, Inc.	1,600	90,784
Corning, Inc.	97,600	1,301,008
Delta Electronics, Inc.	95,000	397,124
Dolby Laboratories, Inc., Class A	3,263	109,506
FEI Co.	2,500	161,375
FLIR Systems, Inc.	9,508	247,303
Hirose Electric Co., Ltd.	5,900	775,301
Hitachi Ltd.	53,000	307,410
Ingram Micro, Inc., Class A*	9,800	192,864
IPG Photonics Corp.	1,900	126,179
Itron, Inc.*	2,600	120,640
Jabil Circuit, Inc.	12,000	221,760
Keyence Corp.	2,400	734,265
Littelfuse, Inc.	1,500	101,775
Molex, Inc.	9,319	272,860
National Instruments Corp.	14,900	487,975
OSI Systems, Inc.*	1,300	80,977

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Plexus Corp.*	2,200	$53,482
RealD, Inc.*	3,000	39,000
Rofin-Sinar Technologies, Inc.*	2,000	54,180
Sanmina Corp.*	5,500	62,480
SYNNEX Corp.*	1,800	66,600
TE Connectivity Ltd.	27,854	1,167,918
Tech Data Corp.*	2,500	114,025
TPK Holding Co., Ltd.	23,000	456,885
Trimble Navigation Ltd.*	16,800	503,328
TTM Technologies, Inc.*	3,900	29,640
Universal Display Corp.*	2,700	79,353
Vishay Intertechnology, Inc.*	8,500	115,685
WPG Holdings Ltd.	544,000	616,724

		11,441,556

Internet Software & Services (11.6%)
Akamai Technologies, Inc.*	11,700	412,893
AOL, Inc.*	5,149	198,185
Bankrate, Inc.*	2,983	35,617
Cornerstone OnDemand, Inc.*	2,066	70,451
CoStar Group, Inc.*	1,800	197,028
Dealertrack Technologies, Inc.*	2,800	82,264
Digital River, Inc.*	2,100	29,694
EarthLink, Inc.	6,300	34,146
eBay, Inc.*	285,300	15,468,966
Equinix, Inc.*	9,060	1,959,769
ExactTarget, Inc.*	1,487	34,603
Facebook, Inc., Class A*	100,083	2,560,123
Google, Inc., Class A*	38,173	30,310,507
IAC/InterActiveCorp	5,100	227,868
j2 Global, Inc.	2,900	113,709
Kakaku.com, Inc.	54,800	1,378,514
LinkedIn Corp., Class A*	26,137	4,601,680
Liquidity Services, Inc.*	1,600	47,696
LogMeIn, Inc.*	1,600	30,752
Monster Worldwide, Inc.*	7,500	38,025
NetEase, Inc. (ADR)	78,285	4,287,670
Open Text Corp.*	3,828	225,967
OpenTable, Inc.*	1,500	94,470
Phoenix New Media Ltd. (ADR)*	34,671	144,231
Qihoo 360 Technology Co., Ltd. (ADR)*	60,205	1,783,874
Rackspace Hosting, Inc.*	7,300	368,504
Renren, Inc. (ADR)*	878	2,537
ValueClick, Inc.*	4,600	135,930
VeriSign, Inc.*	10,100	477,528
WebMD Health Corp.*	3,267	79,453
Xoom Corp.*	600	13,704
Yahoo!, Inc.*	270,710	6,369,806
Yandex N.V., Class A*	61,605	1,424,308
Yelp, Inc.*	955	22,643

		73,263,115

IT Services (12.1%)
Accenture plc, Class A	62,688	4,762,407
Acxiom Corp.*	4,700	95,880
Alliance Data Systems Corp.*	11,634	1,883,428
Automatic Data Processing, Inc.	53,786	3,497,166
Booz Allen Hamilton Holding Corp.	2,565	34,474
Broadridge Financial Solutions, Inc.	7,900	196,236
CACI International, Inc., Class A*	1,600	92,592
Cardtronics, Inc.*	3,000	82,380
Cognizant Technology Solutions Corp., Class A*	76,778	5,881,963
Computer Sciences Corp.	58,230	2,866,663
Convergys Corp.	6,800	115,804
CoreLogic, Inc.*	6,500	168,090
DST Systems, Inc.	2,000	142,540
Euronet Worldwide, Inc.*	3,100	81,654
ExlService Holdings, Inc.*	11,179	367,566
Fidelity National Information Services, Inc.	19,350	766,647
Fiserv, Inc.*	24,505	2,152,274
FleetCor Technologies, Inc.*	4,557	349,385
Gartner, Inc.*	6,200	337,342
Genpact Ltd.	81,474	1,482,012
Global Payments, Inc.	5,300	263,198
Heartland Payment Systems, Inc.	2,500	82,425
iGATE Corp.*	2,200	41,382
International Business Machines Corp.	101,841	21,722,685
Jack Henry & Associates, Inc.	5,800	268,018
Lender Processing Services, Inc.	5,700	145,122
ManTech International Corp., Class A	1,700	45,679
Mastercard, Inc., Class A	12,696	6,870,186
MAXIMUS, Inc.	2,300	183,931
NeuStar, Inc., Class A*	4,354	202,592
Pactera Technology International Ltd. (ADR)*	32,833	210,788
Paychex, Inc.	21,400	750,498
SAIC, Inc.	18,500	250,675
Sapient Corp.*	7,300	88,987
Syntel, Inc.	1,100	74,272
TeleTech Holdings, Inc.*	1,600	33,936
Teradata Corp.*	32,254	1,887,182
Total System Services, Inc.	10,600	262,668
Unisys Corp.*	2,700	61,425
Vantiv, Inc., Class A*	6,812	161,717
VeriFone Systems, Inc.*	7,100	146,828
Visa, Inc., Class A	91,160	15,482,614
Western Union Co.	118,960	1,789,158
WEX, Inc.*	2,523	198,055

		76,580,524

Office Electronics (0.1%)
Xerox Corp.	80,954	696,205
Zebra Technologies Corp., Class A*	3,400	160,242

		856,447

Semiconductors & Semiconductor Equipment (12.5%)
Advanced Micro Devices, Inc.*	40,700	103,785
Altera Corp.	21,200	751,964
Amkor Technology, Inc.*	4,455	17,820
Analog Devices, Inc.	89,740	4,172,013
Applied Materials, Inc.	434,080	5,851,398
ASM Pacific Technology Ltd.	33,700	370,318
ASML Holding N.V	10,849	737,840
Atmel Corp.*	29,200	203,232
Avago Technologies Ltd.	54,930	1,973,086
Broadcom Corp., Class A	34,700	1,203,049
Cabot Microelectronics Corp.*	1,600	55,600
Cavium, Inc.*	3,200	124,192
Cirrus Logic, Inc.*	4,400	100,100
Cree, Inc.*	7,645	418,258
Cymer, Inc.*	2,100	201,810
Cypress Semiconductor Corp.*	37,426	412,809

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Diodes, Inc.*	2,200	$46,156
Entegris, Inc.*	9,200	90,712
Fairchild Semiconductor International, Inc.*	8,600	121,604
First Solar, Inc.*	3,900	105,144
Freescale Semiconductor Ltd.*	148,146	2,205,894
Hittite Microwave Corp.*	1,700	102,952
Integrated Device Technology, Inc.*	10,300	76,941
Intel Corp.	455,900	9,961,415
International Rectifier Corp.*	28,850	610,177
Intersil Corp., Class A	8,900	77,519
KLA-Tencor Corp.	36,195	1,908,924
Lam Research Corp.*	95,070	3,941,602
Linear Technology Corp.	15,300	587,061
LSI Corp.*	37,000	250,860
Marvell Technology Group Ltd.	75,330	796,991
Maxim Integrated Products, Inc.	99,920	3,262,388
MediaTek, Inc.	328,000	3,729,454
Micrel, Inc.	2,700	28,377
Microchip Technology, Inc.	96,700	3,554,692
Micron Technology, Inc.*	728,600	7,271,428
Microsemi Corp.*	6,000	139,020
MKS Instruments, Inc.	3,500	95,200
NVIDIA Corp.	41,200	528,184
NXP Semiconductor N.V.*	73,245	2,216,394
OmniVision Technologies, Inc.*	3,868	53,301
ON Semiconductor Corp.*	304,871	2,524,332
PMC-Sierra, Inc.*	13,000	88,270
Power Integrations, Inc.	1,900	82,479
Rambus, Inc.*	7,400	41,514
RF Micro Devices, Inc.*	122,600	652,232
Samsung Electronics Co., Ltd.	1,906	2,586,788
Semtech Corp.*	4,300	152,177
Silicon Laboratories, Inc.*	2,600	107,536
SK Hynix Inc.*	19,000	499,506
Skyworks Solutions, Inc.*	35,120	773,694
Spansion, Inc., Class A*	2,700	34,749
SunPower Corp.*	1,731	19,976
Taiwan Semiconductor Manufacturing Co., Ltd.	358,000	1,197,224
Teradyne, Inc.*	12,600	204,372
Tessera Technologies, Inc.	3,600	67,500
Texas Instruments, Inc.	146,575	5,200,481
Tokyo Electron Ltd.	24,000	1,017,262
TriQuint Semiconductor, Inc.*	10,400	52,520
Veeco Instruments, Inc.*	2,500	95,825
Xilinx, Inc.	142,235	5,429,110

		79,287,211

Software (14.5%)
ACI Worldwide, Inc.*	2,600	127,036
Activision Blizzard, Inc.	106,877	1,557,198
Adobe Systems, Inc.*	85,225	3,708,140
Advent Software, Inc.*	2,000	55,940
ANSYS, Inc.*	6,100	496,662
Aspen Technology, Inc.*	136,918	4,421,082
Autodesk, Inc.*	14,800	610,352
Blackbaud, Inc.	2,900	85,927
BMC Software, Inc.*	8,700	403,071
BroadSoft, Inc.*	1,733	45,873
CA, Inc.	22,000	553,740
Cadence Design Systems, Inc.*	86,600	1,206,338
Citrix Systems, Inc.*	22,521	1,625,115
CommVault Systems, Inc.*	2,800	229,544
Compuware Corp.*	14,200	177,500
Comverse, Inc.*	1,340	37,574
Concur Technologies, Inc.*	3,000	205,980
Electronic Arts, Inc.*	19,800	350,460
FactSet Research Systems, Inc.	2,700	250,020
Fair Isaac Corp.	2,300	105,087
Fortinet, Inc.*	195,775	4,635,952
Guidewire Software, Inc.*	1,896	72,882
Informatica Corp.*	7,200	248,184
Intuit, Inc.	80,200	5,265,130
Jive Software, Inc.*	1,812	27,542
Manhattan Associates, Inc.*	1,300	96,577
Mentor Graphics Corp.	6,500	117,325
MICROS Systems, Inc.*	5,290	240,748
Microsoft Corp.	825,040	23,604,394
MicroStrategy, Inc., Class A*	3,505	354,285
NetScout Systems, Inc.*	2,400	58,968
NetSuite, Inc.*	1,900	152,114
Nuance Communications, Inc.*	16,800	339,024
Oracle Corp.	523,748	16,938,010
Pegasystems, Inc.	1,200	33,696
Progress Software Corp.*	3,804	86,655
PTC, Inc.*	7,800	198,822
QLIK Technologies, Inc.*	45,900	1,185,597
RealPage, Inc.*	2,600	53,846
Red Hat, Inc.*	32,470	1,641,683
Rovi Corp.*	7,027	150,448
Salesforce.com, Inc.*	62,796	11,229,809
SolarWinds, Inc.*	4,000	236,400
Solera Holdings, Inc.	4,469	260,677
Sourcefire, Inc.*	2,000	118,460
Splunk, Inc.*	29,315	1,173,480
SS&C Technologies Holdings, Inc.*	2,600	77,948
Symantec Corp.*	163,810	4,042,831
Synchronoss Technologies, Inc.*	1,900	58,957
Synopsys, Inc.*	10,100	362,388
Take-Two Interactive Software, Inc.*	6,100	98,515
TIBCO Software, Inc.*	10,300	208,266
TiVo, Inc.*	7,900	97,881
Tyler Technologies, Inc.*	1,800	110,268
Ultimate Software Group, Inc.*	1,800	187,488
Verint Systems, Inc.*	3,469	126,792
VirnetX Holding Corp.*	2,700	51,759
VMware, Inc., Class A*	5,700	449,616
Websense, Inc.*	2,600	39,000
Workday, Inc., Class A*	24,183	1,490,398
Zynga, Inc., Class A*	32,007	107,544

		92,282,998

Total Information Technology		451,597,191

Materials (0.4%)
Chemicals (0.4%)
Monsanto Co.	11,000	1,161,930
Nitto Denko Corp.	17,200	1,028,693

Total Materials		2,190,623

Total Common Stocks (78.1%) (Cost $362,185,673)		495,333,975

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(20.6%)
iShares S&P North American Technology Sector Index Fund	308,250	$22,385,115
Technology Select Sector SPDR Fund	2,098,800	63,530,676
Vanguard Information Technology Index ETF	610,000	44,469,000

Total Investment Companies (20.6%)
(Cost $91,870,219)		130,384,791

Total Investments (98.7%)
(Cost $454,055,892)		625,718,766
Other Assets Less Liabilities (1.3%)		8,541,070

Net Assets (100%)		$634,259,836

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$36,188,434	$—	$—	$36,188,434
Health Care	—	722,412	—	722,412
Industrials	4,635,315	—	—	4,635,315
Information Technology	430,428,991	21,168,200	—	451,597,191
Materials	1,161,930	1,028,693	—	2,190,623
Investment Companies
Exchange Traded Funds (ETFs)	130,384,791	—	—	130,384,791

Total Assets	$602,799,461	$22,919,305	$—	$625,718,766

Total Liabilities	$—	$—	$—	$—

Total	$602,799,461	$22,919,305	$—	$625,718,766

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$117,065,565
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$140,446,557

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$164,474,434
Aggregate gross unrealized depreciation	(10,458,759)

Net unrealized appreciation	$154,015,675

Federal income tax cost of investments	$471,703,091

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	980,724	$9,962,854
EQ/Equity 500 Index Portfolio‡	516,637	14,171,775
EQ/Global Bond PLUS Portfolio‡	621,226	6,085,606
EQ/Global Multi-Sector Equity Portfolio‡	828,115	10,841,305
EQ/International ETF Portfolio‡ .	1,532,848	10,110,119
EQ/PIMCO Ultra Short Bond Portfolio‡	506,086	5,052,938
EQ/Small Company Index Portfolio‡	243,595	2,651,223
Multimanager Aggressive Equity Portfolio‡	75,022	2,400,652
Multimanager Large Cap Value Portfolio‡	254,644	2,972,625
Multimanager Mid Cap Growth Portfolio*‡	141,121	1,569,832
Multimanager Mid Cap Value Portfolio‡	201,057	2,280,719
Multimanager Multi-Sector Bond Portfolio‡	2,986,354	12,123,681

Total Investments (100.3%) (Cost $66,995,168)		80,223,329
Other Assets Less Liabilities (-0.3%)		(241,113)

Net Assets (100%)		$79,982,216

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$9,184,814	$1,111,152	$345,321	$9,962,854	$—	$(39)
EQ/Equity 500 Index Portfolio	12,895,388	567,524	625,428	14,171,775	—	17,159
EQ/Global Bond PLUS Portfolio	5,724,485	621,113	211,387	6,085,606	—	10
EQ/Global Multi-Sector Equity Portfolio	10,626,716	398,004	744,988	10,841,305	—	35,527
EQ/International ETF Portfolio	10,518,704	398,004	1,179,002	10,110,119	—	1,513
EQ/PIMCO Ultra Short Bond Portfolio	4,685,410	549,002	190,253	5,052,938	—	4
EQ/Small Company Index Portfolio	2,361,139	88,445	84,185	2,651,223	—	374
Multimanager Aggressive Equity Portfolio	2,183,883	103,186	96,721	2,400,652	—	1,932
Multimanager Large Cap Value Portfolio	3,115,402	95,816	593,271	2,972,625	—	(1,665)
Multimanager Mid Cap Growth Portfolio	1,392,789	29,482	27,480	1,569,832	—	706
Multimanager Mid Cap Value Portfolio	2,459,992	81,075	489,482	2,280,719	—	88,031
Multimanager Multi-Sector Bond Portfolio	11,241,994	1,205,375	387,560	12,123,681	—	2

	$76,390,716	$5,248,178	$4,975,078	$80,223,329	$—	$143,554

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$80,223,329	$—	$80,223,329

Total Assets	$—	$80,223,329	$—	$80,223,329

Total Liabilities	$—	$—	$—	$—

Total	$—	$80,223,329	$—	$80,223,329

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,248,178
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,118,632

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,350,642
Aggregate gross unrealized depreciation	(252,072)

Net unrealized appreciation	$13,098,570

Federal income tax cost of investments	$67,124,759

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	803,136	$8,158,798
EQ/Equity 500 Index Portfolio‡	1,115,611	30,602,100
EQ/Global Bond PLUS Portfolio‡	523,698	5,130,207
EQ/Global Multi-Sector Equity Portfolio‡	1,285,196	16,825,185
EQ/International ETF Portfolio‡ .	2,479,610	16,354,626
EQ/PIMCO Ultra Short Bond Portfolio‡	425,369	4,247,036
EQ/Small Company Index Portfolio‡	600,978	6,540,890
Multimanager Aggressive Equity Portfolio‡	96,884	3,100,222
Multimanager Large Cap Value Portfolio‡	258,852	3,021,747
Multimanager Mid Cap Growth Portfolio*‡	92,592	1,029,993
Multimanager Mid Cap Value Portfolio‡	293,712	3,331,767
Multimanager Multi-Sector Bond Portfolio‡	2,386,506	9,688,483

Total Investments (100.6%) (Cost $92,133,505)		108,031,054
Other Assets Less Liabilities (-0.6%)		(593,918)

Net Assets (100%)		$107,437,136

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$7,442,793	$936,358	$230,497	$8,158,798	$—	$46
EQ/Equity 500 Index Portfolio	27,678,550	1,015,465	987,738	30,602,100	—	2,740
EQ/Global Bond PLUS Portfolio	4,816,750	525,080	170,792	5,130,207	—	(20)
EQ/Global Multi-Sector Equity Portfolio	16,296,669	551,503	931,844	16,825,185	—	6,088
EQ/International ETF Portfolio	16,943,265	551,503	1,733,658	16,354,626	—	4,274
EQ/PIMCO Ultra Short Bond Portfolio	3,886,042	498,818	145,132	4,247,036	—	24
EQ/Small Company Index Portfolio	5,832,809	183,834	180,061	6,540,890	—	(751)
Multimanager Aggressive Equity Portfolio	2,967,967	113,802	229,722	3,100,222	—	31,280
Multimanager Large Cap Value Portfolio	2,879,512	105,048	299,419	3,021,747	—	3,044
Multimanager Mid Cap Growth Portfolio	914,332	26,262	24,789	1,029,993	—	827
Multimanager Mid Cap Value Portfolio	3,108,544	96,294	255,230	3,331,767	—	38,695
Multimanager Multi-Sector Bond Portfolio	8,880,139	1,047,637	290,104	9,688,483	—	208

	$101,647,372	$5,651,604	$5,478,986	$108,031,054	$—	$86,455

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$108,031,054	$—	$108,031,054

Total Assets	$—	$108,031,054	$—	$108,031,054

Total Liabilities	$—	$—	$—	$—

Total	$—	$108,031,054	$—	$108,031,054

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,651,604
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,565,441

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,284,111
Aggregate gross unrealized depreciation	(1,680,526)

Net unrealized appreciation	$15,603,585

Federal income tax cost of investments	$92,427,469

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	300,025	$3,047,852
EQ/Equity 500 Index Portfolio‡	884,425	24,260,478
EQ/Global Bond PLUS Portfolio‡	191,418	1,875,151
EQ/Global Multi-Sector Equity Portfolio‡	918,757	12,027,944
EQ/International ETF Portfolio‡ .	1,784,173	11,767,771
EQ/PIMCO Ultra Short Bond Portfolio‡	152,385	1,521,469
EQ/Small Company Index Portfolio‡	498,016	5,420,274
Multimanager Aggressive Equity Portfolio‡	34,355	1,099,345
Multimanager Large Cap Value Portfolio‡	144,469	1,686,484
Multimanager Mid Cap Growth Portfolio*‡	57,262	636,987
Multimanager Mid Cap Value Portfolio‡	124,696	1,414,513
Multimanager Multi-Sector Bond Portfolio‡	933,563	3,789,981

Total Investments (99.9%) (Cost $56,087,114)		68,548,249
Other Assets Less Liabilities (0.1%)		45,138

Net Assets (100%)		$68,593,387

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$2,581,558	$495,874	$33,625	$3,047,852	$—	$(7)
EQ/Equity 500 Index Portfolio	21,749,249	620,145	392,703	24,260,478	—	1,452
EQ/Global Bond PLUS Portfolio	1,739,400	173,726	23,111	1,875,151	—	1
EQ/Global Multi-Sector Equity Portfolio	11,222,410	314,502	148,890	12,027,944	—	289
EQ/International ETF Portfolio	11,879,361	314,502	837,574	11,767,771	—	11,605
EQ/PIMCO Ultra Short Bond Portfolio	1,370,590	169,296	21,010	1,521,469	—	1
EQ/Small Company Index Portfolio	4,780,337	115,170	54,234	5,420,274	—	395
Multimanager Aggressive Equity Portfolio	976,092	53,155	25,007	1,099,345	—	206
Multimanager Large Cap Value Portfolio	1,667,238	48,725	191,504	1,686,484	—	31,608
Multimanager Mid Cap Growth Portfolio	559,336	13,289	6,099	636,987	—	205
Multimanager Mid Cap Value Portfolio	1,312,603	44,296	104,970	1,414,513	—	16,041
Multimanager Multi-Sector Bond Portfolio	3,300,905	509,162	39,918	3,789,981	—	3

	$63,139,079	$2,871,842	$1,878,645	$68,548,249	$—	$61,799

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$68,548,249	$—	$68,548,249

Total Assets	$—	$68,548,249	$—	$68,548,249

Total Liabilities	$—	$—	$—	$—

Total	$—	$68,548,249	$—	$68,548,249

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,871,842
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,940,444

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,839,517
Aggregate gross unrealized depreciation	(444,072)

Net unrealized appreciation	$12,395,445

Federal income tax cost of investments	$56,152,804

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	110,361	$1,121,121
EQ/Equity 500 Index Portfolio‡	609,540	16,720,165
EQ/Global Multi-Sector Equity Portfolio‡	619,501	8,110,216
EQ/International ETF Portfolio‡ .	1,246,947	8,224,416
EQ/PIMCO Ultra Short Bond Portfolio‡	27,683	276,396
EQ/Small Company Index Portfolio‡	352,236	3,833,650
Multimanager Aggressive Equity Portfolio‡	10,020	320,624
Multimanager Large Cap Value Portfolio‡	87,040	1,016,070
Multimanager Mid Cap Growth Portfolio*‡	33,954	377,708
Multimanager Mid Cap Value Portfolio‡	94,999	1,077,637
Multimanager Multi-Sector Bond Portfolio‡	182,129	739,386

Total Investments (99.8%) (Cost $33,929,721)		41,817,389
Other Assets Less Liabilities (0.2%)		76,636

Net Assets (100%)		$41,894,025

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the three months ended March 31, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value March 31, 2013	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$989,725	$141,916	$11,871	$1,121,121	$—	$(2)
EQ/Equity 500 Index Portfolio	14,683,094	670,660	189,683	16,720,165	—	219
EQ/Global Multi-Sector Equity Portfolio	7,443,181	335,330	94,944	8,110,216	—	6
EQ/International ETF Portfolio	7,897,629	335,330	293,747	8,224,416	—	1,204
EQ/PIMCO Ultra Short Bond Portfolio	175,961	100,000	—	276,396	—	—
EQ/Small Company Index Portfolio	3,334,333	129,941	36,796	3,833,650	—	(3)
Multimanager Aggressive Equity Portfolio	264,058	41,916	11,842	320,624	—	27
Multimanager Large Cap Value Portfolio	975,176	41,916	102,770	1,016,070	—	9,098
Multimanager Mid Cap Growth Portfolio	329,911	8,383	2,371	377,708	—	3
Multimanager Mid Cap Value Portfolio	923,758	37,725	10,683	1,077,637	—	(1)
Multimanager Multi-Sector Bond Portfolio	611,574	133,533	9,493	739,386	—	2

	$37,628,400	$1,976,650	$764,200	$41,817,389	$—	$10,553

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$41,817,389	$—	$41,817,389

Total Assets	$—	$41,817,389	$—	$41,817,389

Total Liabilities	$—	$—	$—	$—

Total	$—	$41,817,389	$—	$41,817,389

There were no transfers between Level 1 and 2 during the three months ended March 31, 2013.

Investment security transactions for the three months ended March 31, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,976,650
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$774,753

As of March 31, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,096,450
Aggregate gross unrealized depreciation	(230,220)

Net unrealized appreciation	$7,866,230

Federal income tax cost of investments	$33,951,159

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013 (Unaudited)

Note 1 Valuation:

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“AXA FMG”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub- Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from AXA FMG.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the beginning of the year.

Transfers into, or out of, Level 3 are due to a decline or increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. Level 3 transfers, if any, can be found in the Portfolio of Investments for each respective Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2013 (Unaudited)

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the beginning of the reporting period. Transfers between Level 1 and Level 2 are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2013 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By: /s/ Steven M. Joenk
Steven M. Joenk Chairman of the Board, Trustee, President and Chief Executive Officer May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven M. Joenk
Steven M. Joenk Chairman of the Board, Trustee, President and Chief Executive Officer May 30, 2013

By: /s/ Brian Walsh
Brian Walsh Chief Financial Officer and Treasurer May 30, 2013